    Filed with the Securities and Exchange Commission on February 13, 2013

                                                    Registration No. 333-162673
                                           Investment Company Act No. 811-07325
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 17


                                      and

                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 133


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                             J. MICHAEL LOW, ESQ.
                               Low & Cohen, PLLC
                      2999 North 44/th/ Street, Suite 550
                            Phoenix, Arizona 85018
                                (602) 648-4040
           (Name, address and telephone number of agent for service)

                                  Copies to:

                                 LYNN K. STONE
                                VICE PRESIDENT
                         PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                (203) 402-1382

   Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)


   [X] immediately upon filing pursuant to paragraph (b) of Rule 485

   [_] on ________ pursuant to paragraph (b) of Rule 485


   [_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

   [_] on ________ pursuant to paragraph (a) (i) of Rule 485

   [_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

   [_] on ________ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

   [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:
              Interest in Individual Variable Annuity Contracts.

================================================================================

                               EXPLANATORY NOTE:


 Registrant is filing this Post-Effective Amendment No. 17 to Registration Statement No. 333-162673 for the purpose of including in the Registration Statement a Prospectus Supplement, a revised Statement of Additional Information including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 17 incorporates by reference the prospectus dated August 20, 2012, contained in Part A of Post-Effective Amendment No. 13, filed on July 31, 2012, and a prospectus supplement, included in Post-Effective Amendment No. 14, filed on December 7, 2012.

                          PRUCO LIFE INSURANCE COMPANY
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

  PRUDENTIAL PREMIER(R) RETIREMENT VARIABLE ANNUITY X SERIES/SM/ ("X SERIES") PRUDENTIAL PREMIER(R) RETIREMENT VARIABLE ANNUITY B SERIES/SM/ ("B SERIES") PRUDENTIAL PREMIER(R) RETIREMENT VARIABLE ANNUITY L SERIES/SM/ ("L SERIES") PRUDENTIAL PREMIER(R) RETIREMENT VARIABLE ANNUITY C SERIES/SM/ ("C SERIES")


                      SUPPLEMENT, DATED FEBRUARY 14, 2013,

                      TO PROSPECTUS DATED AUGUST 20, 2012

 THIS SUPPLEMENT SHOULD BE READ AND RETAINED WITH THE PROSPECTUS FOR YOUR ANNUITY. THIS SUPPLEMENT IS INTENDED TO UPDATE CERTAIN INFORMATION IN THE PROSPECTUS FOR THE VARIABLE ANNUITY YOU OWN AND IS NOT INTENDED TO BE A PROSPECTUS OR OFFER FOR ANY OTHER VARIABLE ANNUITY LISTED HERE THAT YOU DO NOT OWN. IF YOU WOULD LIKE ANOTHER COPY OF THE CURRENT PROSPECTUS, PLEASE CALL US AT 1-888-PRU-2888.


 We are issuing this supplement to describe new optional "living benefits" that are available under your annuity, to reflect changes to the Advanced Series Trust ("AST") and to describe certain other updates to your prospectus.


                               TABLE OF CONTENTS



I. CHANGES TO THE ADVANCED SERIES TRUST....................................................  2

 A. APPROVAL AND EFFECTIVENESS OF A NEW 12b-1 PLAN.........................................  2
 B. OTHER PORTFOLIO CHANGES AND ADDITIONS..................................................  6

II. NEW OPTIONAL BENEFITS..................................................................  9

 A. BENEFIT FEES...........................................................................  9
 B. HIGHEST DAILY LIFETIME(R) INCOME v2.1 SUITE OF BENEFITS................................ 10
   HIGHEST DAILY LIFETIME(R) INCOME v2.1 BENEFIT........................................... 10
   SPOUSAL HIGHEST DAILY LIFETIME(R) INCOME v2.1 BENEFIT................................... 22
   HIGHEST DAILY LIFETIME(R) INCOME v2.1 BENEFIT WITH HIGHEST DAILY DEATH BENEFIT.......... 31
   SPOUSAL HIGHEST DAILY LIFETIME(R) INCOME v2.1 BENEFIT WITH HIGHEST DAILY DEATH BENEFIT.. 41

III. OTHER UPDATES......................................................................... 52

   CORRECTION TO HIGHEST DAILY LIFETIME 6 PLUS............................................. 52

                    I. CHANGES TO THE ADVANCED SERIES TRUST

 A. APPROVAL AND EFFECTIVENESS OF A NEW 12B-1 PLAN.
 i. Restated Portfolio Expenses. At a recent special meeting, shareholders of Portfolios of the Advanced Series Trust (the "Trust") approved a Shareholder Services and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan is applicable to all of the Portfolios of the Trust except AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Horizon Moderate Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio.

 Pursuant to the Plan, each Portfolio of the Trust covered by the Plan will compensate Prudential Annuities Distributors ("PAD"), Inc. for shareholder servicing and distribution expenses at the annual rate of 0.10% of the average daily net assets of the shares of each Portfolio. The existing administrative services fee, which was paid by each Portfolio at the same annual rate of 0.10% of the average daily net assets of the shares of each Portfolio, will be discontinued.

 The Trust's investment managers have contractually reduced their management fee rates for all Portfolios covered by the Plan. Additionally, PAD has contractually agreed to reduce its distribution and service fees for certain bond Portfolios so that the effective distribution and service fee rate paid by those Portfolios is reduced based on the average daily net assets of the relevant Portfolio. The Plan, including the reduced management fee rates, is anticipated to become operational on or about February 25, 2013.

 Accordingly, we have restated the "Total Annual Portfolio Operating Expenses" table and the "Underlying Mutual Fund Portfolio Annual Expenses" table that appear in the "Summary of Contract Fees and Charges" chapter of your prospectus to reflect the new 12b-1 plan, as follows:

 The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds ("Portfolios") before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.



              ----------------------------------------------------
                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
              ----------------------------------------------------
                                                 MINIMUM  MAXIMUM
              ----------------------------------------------------
              TOTAL PORTFOLIO OPERATING EXPENSE  0.58%    1.84%
              ----------------------------------------------------



 The following are the total annual expenses for each underlying mutual fund ("Portfolio"). The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. The fees and expenses have been restated to reflect fee and expense changes implemented following shareholder approval of a Rule 12b-1 plan for the Portfolios, as explained in the current prospectus for the Portfolios. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Pruco Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888.



--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES+

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 Fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 AST Academic Strategies
  Asset Allocation          0.71%     0.03%      0.04%        0.09%       0.01%       0.66%     1.54%       0.00%       1.54%
 AST Advanced Strategies    0.81%     0.03%      0.10%        0.00%       0.00%       0.05%     0.99%       0.00%       0.99%
 AST AQR Emerging
  Markets Equity /1/        1.09%     0.16%      0.10%        0.00%       0.00%       0.00%     1.35%       0.00%       1.35%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES+

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 Fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST Balanced Asset
  Allocation                0.15%     0.01%      0.00%        0.00%       0.00%       0.85%     1.01%       0.00%       1.01%
 AST BlackRock Global
  Strategies                0.97%     0.03%      0.10%        0.00%       0.00%       0.02%     1.12%       0.00%       1.12%
 AST BlackRock Value        0.82%     0.02%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Bond Portfolio
  2017 /2/                  0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio
  2018 /2/                  0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%       0.75%
 AST Bond Portfolio 2019    0.63%     0.19%      0.10%        0.00%       0.00%       0.00%     0.92%       0.00%       0.92%
 AST Bond Portfolio
  2020 /2,3/                0.63%     1.01%      0.10%        0.00%       0.00%       0.00%     1.74%      -0.75%       0.99%
 AST Bond Portfolio
  2021 /2/                  0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%       0.75%
 AST Bond Portfolio
  2022 /2/                  0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio
  2023 /2,3/                0.63%     1.10%      0.10%        0.00%       0.00%       0.01%     1.84%      -0.84%       1.00%
 AST Bond Portfolio 2024    0.63%     0.26%      0.10%        0.00%       0.00%       0.88%     0.99%       0.00%       0.99%
 AST Capital Growth
  Asset Allocation          0.15%     0.01%      0.00%        0.00%       0.00%       0.88%     1.04%       0.00%       1.04%
 AST Clearbridge
  Dividend Growth /4/       0.84%     0.05%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Cohen & Steers
  Realty                    0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Federated
  Aggressive Growth         0.93%     0.07%      0.10%        0.00%       0.00%       0.00%     1.10%       0.00%       1.10%
 AST FI Pyramis(R) Asset
  Allocation /5/            0.82%     0.11%      0.10%        0.20%       0.07%       0.01%     1.31%       0.00%       1.31%
 AST First Trust
  Balanced Target           0.82%     0.03%      0.10%        0.00%       0.00%       0.00%     0.95%       0.00%       0.95%
 AST First Trust Capital
  Appreciation Target       0.81%     0.03%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Franklin Templeton
  Founding Funds
  Allocation /6/            0.91%     0.02%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Global Real Estate     0.99%     0.07%      0.10%        0.00%       0.00%       0.00%     1.16%       0.00%       1.16%
 AST Goldman Sachs
  Concentrated Growth       0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Goldman Sachs
  Large-Cap Value           0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Goldman Sachs
  Mid-Cap Growth            0.99%     0.04%      0.10%        0.00%       0.00%       0.00%     1.13%       0.00%       1.13%
 AST Goldman Sachs
  Small-Cap Value           0.94%     0.04%      0.10%        0.00%       0.00%       0.09%     1.12%       0.00%       1.12%
 AST High Yield             0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Horizon Moderate
  Asset Allocation          0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST International Growth   0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST International Value    0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST Investment Grade
  Bond /2,3/                0.63%     0.02%      0.10%        0.00%       0.00%       0.00%     0.75%      -0.04%       0.71%
 AST Jennison Large-Cap
  Growth                    0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Jennison Large-Cap
  Value                     0.73%     0.02%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST J.P. Morgan Global
  Thematic                  0.92%     0.05%      0.10%        0.00%       0.00%       0.00%     1.07%       0.00%       1.07%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES+

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 Fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST J.P. Morgan
  International Equity      0.87%     0.09%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST J.P. Morgan
  Strategic Opportunities   0.97%     0.05%      0.10%        0.12%       0.01%       0.00%     1.25%       0.00%       1.25%
 AST Large-Cap Value        0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Lord Abbett Core
  Fixed-Income /7/          0.77%     0.02%      0.10%        0.00%       0.00%       0.00%     0.89%      -0.13%       0.76%
 AST Marsico Capital
  Growth                    0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Global Equity      0.99%     0.09%      0.10%        0.00%       0.00%       0.00%     1.18%       0.00%       1.18%
 AST MFS Growth             0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Large-Cap Value    0.83%     0.06%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Mid-Cap Value          0.94%     0.04%      0.10%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 AST Moderate Asset
  Allocation /8/            0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST Money Market           0.46%     0.02%      0.10%        0.00%       0.00%       0.00%     0.58%       0.00%       0.58%
 AST Neuberger Berman
  Core Bond /9/             0.68%     0.03%      0.10%        0.00%       0.00%       0.00%     0.81%      -0.01%       0.80%
 AST Neuberger Berman
  Mid-Cap Growth            0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Neuberger Berman/
  LSV Mid-Cap Value         0.89%     0.04%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST New Discovery Asset
  Allocation /10/           0.84%     0.09%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Parametric Emerging
  Markets Equity            1.07%     0.24%      0.10%        0.00%       0.00%       0.00%     1.41%       0.00%       1.41%
 AST PIMCO Limited
  Maturity Bond             0.62%     0.03%      0.10%        0.00%       0.00%       0.00%     0.75%       0.00%       0.75%
 AST PIMCO Total Return
  Bond                      0.60%     0.03%      0.10%        0.00%       0.00%       0.00%     0.73%       0.00%       0.73%
 AST Preservation Asset
  Allocation                0.15%     0.01%      0.00%        0.00%       0.00%       0.80%     0.96%       0.00%       0.96%
 AST Prudential Core
  Bond /9/                  0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.03%       0.76%
 AST QMA Emerging
  Markets Equity /11/       1.09%     0.21%      0.10%        0.00%       0.00%       0.00%     1.40%       0.00%       1.40%
 AST QMA US Equity Alpha    0.99%     0.06%      0.10%        0.29%       0.25%       0.00%     1.69%       0.00%       1.69%
 AST Quantitative
  Modeling                  0.25%     0.30%      0.00%        0.00%       0.00%       0.87%     1.42%       0.00%       1.42%
 AST Schroders Global
  Tactical                  0.92%     0.04%      0.10%        0.00%       0.00%       0.15%     1.21%       0.00%       1.21%
 AST Schroders
  Multi-Asset World
  Strategies                1.07%     0.05%      0.10%        0.00%       0.00%       0.13%     1.35%       0.00%       1.35%
 AST Small-Cap Growth       0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Small-Cap Value        0.88%     0.04%      0.10%        0.00%       0.00%       0.03%     1.05%       0.00%       1.05%
 AST T. Rowe Price Asset
  Allocation                0.81%     0.02%      0.10%        0.00%       0.00%       0.00%     0.93%       0.00%       0.93%
 AST T. Rowe Price
  Equity Income             0.72%     0.01%      0.10%        0.00%       0.00%       0.00%     0.83%       0.00%       0.83%
 AST T. Rowe Price
  Global Bond               0.79%     0.08%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST T. Rowe Price
  Large-Cap Growth          0.84%     0.02%      0.10%        0.00%       0.00%       0.00%     0.96%       0.00%       0.96%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES+

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 Fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST T. Rowe Price
  Natural Resources         0.88%     0.04%      0.10%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Wellington
  Management Hedged
  Equity                    0.98%     0.06%      0.10%        0.00%       0.00%       0.03%     1.17%       0.00%       1.17%
 AST Western Asset Core
  Plus Bond                 0.67%     0.03%      0.10%        0.00%       0.00%       0.00%     0.80%       0.00%       0.80%
 AST Western Asset
  Emerging Markets
  Debt /12/                 0.83%     0.11%      0.10%        0.00%       0.00%       0.00%     1.04%       0.05%       0.99%



 + Expense information in the Underlying Mutual Fund Portfolio Annual Expenses Table has been restated to reflect current fees.
 1 The AST AQR Emerging Markets Equity Portfolio will commence operations on February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.
 2 The Portfolio's distributor, Prudential Annuities Distributors, Inc. ("PAD"), has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio as follows: 0.08% over $300 million in daily net assets up to and including $500 million in average daily net assets; 0.07% over $500 million in daily net assets up to an including $750 million in average daily net assets; and 0.06% over $750 million in daily net assets. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.
 3 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired portfolio fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio's average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Portfolio's Board of Trustees.
 4 The AST Clearbridge Dividend Growth Portfolio will commence operations on February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $400 million for the Portfolio for the fiscal period ending December 31, 2013.
 5  Pyramis is a registered service mark of FMR LLC. Used under license.
 6 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, underlying portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, terminate or modify this waiver after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Trust.
 7 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.
 8 If approved by shareholders, the Portfolio will be restructured on or about April 29, 2013. As restructured, the Portfolio will no longer be a fund-of-funds and will be renamed the AST RCM World Trends Portfolio. Based on assets as of December 31, 2012, as restructured, the Portfolio would have a management fee of 0.92%, other expenses of 0.14%, acquired portfolio fees and expenses of 0.00%, total annual operating expenses before contractual fee waiver of 1.06%, a contractual fee waiver of 0.07% through at least June 30, 2014, and net annual operating expenses after fee waiver of 0.99%.
 9 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees so that the Portfolio's investment management fee would equal 0.70% of the Portfolio's first $500 million of average daily net assets, 0.675% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Portfolio.
 10 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses, so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.
 11 The AST QMA Emerging Markets Equity Portfolio will commence operations on
    February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.
 12 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee so that the Portfolio's investment management fee would equal 0.80% of the Portfolio's average daily net assets through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Trust.

 ii. Revised Expense Examples. The restated Portfolio expenses resulted in a new maximum Portfolio expense, as described above. Accordingly, we have updated the Expense Examples that appear in your prospectus as follows:

                               EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in one Pruco Life Annuity with the cost of investing in other Pruco Life Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay cumulatively in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and your investment has a 5% return each year. The examples reflect the following fees and charges for each Annuity as described in "Summary of Contract Fees and Charges."
   .   Insurance Charge
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee
   .   Optional benefit fees, as described below

 The examples also assume the following for the period shown:
   . You allocate all of your Account Value to the Sub-account with the maximum gross total operating expenses and those expenses remain the same each year *
   .   For each charge, we deduct the maximum charge rather than the current charge
   .   You make no withdrawals of Account Value
   .   You make no transfers, or other transactions for which we charge a fee
   .   No tax charge applies
   . You elect the Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, which is the maximum optional benefit charge. There is no other combination of optional benefits that would result in higher maximum charges than those shown in the examples.
   . For the X Series example, no Purchase Credit is granted under the Annuity. If Purchase Credits were reflected in the calculations, expenses would be higher, because the charges would have been applied to a larger Account Value.

 Amounts shown in the examples are rounded to the nearest dollar.

 * Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.

 THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 EXPENSE EXAMPLES ARE PROVIDED AS FOLLOWS:

 If you surrender your annuity at the end of the applicable time period:



                                1 YR  3 YRS  5 YRS  10 YRS
                     -------------------------------------
                     X SERIES  $1,519 $2,777 $3,963 $6,498
                     -------------------------------------
                     B SERIES  $1,266 $2,327 $3,425 $6,090
                     -------------------------------------
                     L SERIES  $1,305 $2,437 $3,099 $6,389
                     -------------------------------------
                     C SERIES    $609 $1,850 $3,120 $6,425
                     -------------------------------------



 If you do not surrender your Annuity, or if you annuitize your Annuity:



                                1 YR 3 YRS  5 YRS  10 YRS
                      -----------------------------------
                      X SERIES  $619 $1,877 $3,163 $6,498
                      -----------------------------------
                      B SERIES  $566 $1,727 $2,925 $6,090
                      -----------------------------------
                      L SERIES  $605 $1,837 $3,099 $6,389
                      -----------------------------------
                      C SERIES  $609 $1,850 $3,120 $6,425
                      -----------------------------------



 B. OTHER PORTFOLIO CHANGES AND ADDITIONS
 i. All references in your annuity prospectus to the "JPMorgan International Equity Portfolio" are replaced with "J.P. Morgan International Equity Portfolio;" and all references in your annuity prospectus to "Barclays Capital U.S. Aggregate Bond Index" are replaced with "Barclays U.S. Aggregate Bond Index."

 ii. To the list of available variable investment options that appear on the backside of the first page of your prospectus, we add the following new available investment options and modify footnote 3:

   AST AQR Emerging Markets Equity Portfolio /4/
   AST Clearbridge Dividend Growth Portfolio /3/
   AST QMA Emerging Markets Equity Portfolio /4/

    (3)Not available with HDI v2.1 suite of benefits.
    (4)Not available if you purchase any optional benefit.

 iii. In the table of Underlying Mutual Fund Portfolio Annual Expenses found in the prospectus section titled, "Summary of Contract Fees and Charges," we add the fees for the AST AQR Emerging Markets Equity Portfolio, the AST Clearbridge Dividend Growth Portfolio, and the AST QMA Emerging Markets Equity Portfolio as appears in the table above.

 iv. In the Investment Objectives/Policies table found in the section titled, "Investment Options," we add summary descriptions for the AST AQR Emerging Markets Equity Portfolio, the AST Clearbridge Dividend Growth Portfolio, and the AST QMA Emerging Markets Equity Portfolio as follows:



      STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                ADVISOR/
                                                          SUBADVISOR
     ---------------------------------------------------------------------
                              AST FUNDS
     ---------------------------------------------------------------------
      INTER-     AST AQR EMERGING MARKETS EQUITY          AQR Capital
     NATIONAL    PORTFOLIO: SEEKS LONG-TERM CAPITAL     Management LLC
      EQUITY     APPRECIATION. The Portfolio seeks to
                 achieve its investment objective by
                 both overweighting and
                 underweighting securities,
                 countries, and currencies relative
                 to the MSCI Emerging Market Index,
                 using proprietary quantitative
                 return forecasting models and
                 systematic risk-control methods
                 developed by the subadvisor. Under
                 normal circumstances, the Portfolio
                 will invest at least 80% of its
                 assets in equity securities of
                 issuers: (i) located in emerging
                 market countries or (ii) included as
                 emerging market issuers in one or
                 more broad-based market indices. The
                 subadvisor intends to make use of
                 certain derivative instruments in
                 order to implement its investment
                 strategy.
     ---------------------------------------------------------------------
     LARGE CAP   AST CLEARBRIDGE DIVIDEND GROWTH          ClearBridge
                 PORTFOLIO: SEEKS INCOME, CAPITAL       Investments, LLC
                 PRESERVATION, AND (right angle
                 quote) CAPITAL APPRECIATION. Under
                 normal circumstances, at least 80%
                 of the Portfolio's assets will be
                 invested in equity or equity-related
                 securities which the subadvisor
                 believes have the ability to
                 increase dividends over the longer
                 term. The subadvisor will manage the
                 Portfolio to provide exposure to
                 companies that either pay an
                 existing dividend or have the
                 potential to pay and/or
                 significantly grow their dividends.
                 To do so, the subadvisor will
                 conduct fundamental research to
                 screen for companies that have
                 attractive dividend yields, a
                 history and potential for positive
                 dividend growth, strong balance
                 sheets, and reasonable valuations.
     ---------------------------------------------------------------------
       INTER-    AST QMA EMERGING MARKETS EQUITY         Quantitative
     NATIONAL    PORTFOLIO: SEEKS LONG-TERM CAPITAL       Management
      EQUITY     APPRECIATION. The Portfolio seeks to   Associates, LLC
                 achieve its investment objective
                 through investment in equity and
                 equity-related securities of
                 emerging market companies. Under
                 normal circumstances, the Portfolio
                 will invest at least 80% of its
                 assets in equity and equity-related
                 securities of issuers: (i) located
                 in emerging market countries or (ii)
                 included as emerging market issuers
                 in one or more broad-based market
                 indices. The strategy used by the
                 subadvisor is a quantitatively
                 driven, bottom up investment process
                 which utilizes an adaptive model
                 that evaluates stocks differently
                 based on their growth expectations.
     ---------------------------------------------------------------------

 v. The Custom Portfolios Program is not available with the Highest Daily Lifetime Income v2.1 suite of benefits. Accordingly, we add the Highest Daily Lifetime Income v2.1 suite of benefits to the "Group I: Allowable Benefit Allocations" list of available options only, under "Limitations with Optional Benefits" as follows:

 LIMITATIONS WITH OPTIONAL BENEFITS
 As a condition to your participating in any Highest Daily Lifetime Income v2.1 benefit, we limit the Investment Options to which you may allocate your Account Value, as set forth in the Allowable Benefit Allocations table below.



 ALLOWABLE BENEFIT ALLOCATIONS
 AST Academic Strategies Asset Allocation            AST J.P. Morgan Global Thematic
 AST Advanced Strategies                             AST J.P. Morgan Strategic Opportunities
 AST Balanced Asset Allocation                       AST Moderate Asset Allocation
 AST BlackRock Global Strategies                     AST New Discovery Asset Allocation
 AST Capital Growth Asset Allocation                 AST Preservation Asset Allocation
 AST FI Pyramis(R) Asset Allocation                  AST Schroders Global Tactical
 AST First Trust Balanced Target                     AST Schroders Multi-Asset World Strategies
 AST First Trust Capital Appreciation Target         AST T. Rowe Price Asset Allocation
 AST Franklin Templeton Founding Funds Allocation    AST Wellington Management Hedged Equity
 AST Horizon Moderate Asset Allocation

                           II. NEW OPTIONAL BENEFITS

 This supplement describes new lifetime withdrawal benefits called Highest Daily Lifetime(R) Income v2.1 Benefit, Spousal Highest Daily Lifetime(R) Income v2.1 Benefit, Highest Daily Lifetime(R) Income v2.1 with Highest Daily Death Benefit, and Spousal Highest Daily Lifetime(R) Income v2.1 with Highest Daily Death Benefit (the "Highest Daily Lifetime Income v2.1 suite of benefits" or "HDI v2.1"). Beginning on or about February 25, 2013, the Highest Daily Lifetime Income v2.1 suite of benefits is available in states where we have received regulatory approval. Once the Highest Daily Lifetime Income v2.1 suite of benefits has been approved in your state we will close the Highest Daily Lifetime Income 2.0 suite of benefits and they will no longer be available for purchase in your state.


 The Highest Daily Lifetime Income v2.1 suite of benefits is available for purchase (subject to our rules and your eligibility, as described below):
..   if you currently own an annuity WITHOUT a living benefit and wish to purchase one of the Highest Daily Lifetime Income v2.1 suite of benefits; or
..   if you currently own an annuity WITH a living benefit, and you wish to terminate your existing benefit and elect one of the Highest Daily Lifetime Income v2.1 benefits.


 IF YOU CURRENTLY OWN AN ANNUITY WITH A LIVING BENEFIT, IT IS IMPORTANT TO NOTE THAT THE BENEFIT YOU ELECT MAY NOT PROVIDE THE SAME GUARANTEES AND/OR MAY BE MORE EXPENSIVE THAN THE BENEFIT YOU ARE TERMINATING. ONCE YOU TERMINATE AN EXISTING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAVE ACCUMULATED UNDER YOUR EXISTING BENEFIT. YOU SHOULD CAREFULLY CONSIDER WHETHER TERMINATING YOUR EXISTING BENEFIT AND ELECTING ONE OF THE BENEFITS DESCRIBED IN THIS SUPPLEMENT IS APPROPRIATE FOR YOU. PLEASE SPEAK TO YOUR FINANCIAL PROFESSIONAL FOR FURTHER DETAILS. THE GUARANTEES PROVIDED BY THE VARIABLE ANNUITY CONTRACTS AND THE OPTIONAL BENEFITS ARE THE OBLIGATIONS OF AND SUBJECT TO THE CLAIMS PAYING ABILITY OF PRUCO LIFE.


 The new guarantees under the new benefit you elect will begin based on your Unadjusted Account Value as of the date the new benefit becomes effective under your annuity. Also, you may be required to reallocate your Account Value to certain permitted investment options.

 Your existing benefit is described in your current prospectus. If you need another copy of your prospectus, please contact us at 1-888-PRU-2888 or you can visit our website at http://www.prudentialannuities.com.

 ACCORDINGLY, WE REVISE YOUR ANNUITY PROSPECTUS AS FOLLOWS.

 A. BENEFIT FEES. We add the charges for the new Highest Daily Lifetime Income v2.1 suite of benefits to the table in the "Your Optional Benefit Fees and Charges" section and modify the footnotes thereto, as follows:


---------------------------------------------------------------------------------------------------------------
                                    YOUR OPTIONAL BENEFIT FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT             ANNUALIZED       TOTAL          TOTAL          TOTAL          TOTAL
                                        OPTIONAL     ANNUALIZED     ANNUALIZED     ANNUALIZED     ANNUALIZED
                                       BENEFIT FEE/  CHARGE /8/     CHARGE /8/     CHARGE /8/     CHARGE /8/
                                       CHARGE /7/   FOR X SERIES   FOR B SERIES   FOR L SERIES   FOR C SERIES
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME INCOME V2.1
(ASSESSED AGAINST GREATER OF
UNADJUSTED ACCOUNT VALUE AND
PROTECTED WITHDRAWAL VALUE)

MAXIMUM CHARGE /9/                        2.00%     1.85% + 2.00%  1.30% + 2.00%  1.70% + 2.00%  1.75% + 2.00%
CURRENT CHARGE                            1.00%     1.85% + 1.00%  1.30% + 1.00%  1.70% + 1.00%  1.75% + 1.00%
---------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME INCOME
V2.1 (ASSESSED AGAINST GREATER OF
UNADJUSTED ACCOUNT VALUE AND
PROTECTED WITHDRAWAL VALUE)

MAXIMUM CHARGE /9/                        2.00%     1.85% + 2.00%  1.30% + 2.00%  1.70% + 2.00%  1.75% + 2.00%
CURRENT CHARGE                            1.10%     1.85% + 1.10%  1.30% + 1.10%  1.70% + 1.10%  1.75% + 1.10%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                    YOUR OPTIONAL BENEFIT FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT             ANNUALIZED       TOTAL          TOTAL          TOTAL          TOTAL
                                        OPTIONAL     ANNUALIZED     ANNUALIZED     ANNUALIZED     ANNUALIZED
                                       BENEFIT FEE/  CHARGE /8/     CHARGE /8/     CHARGE /8/     CHARGE /8/
                                       CHARGE /7/   FOR X SERIES   FOR B SERIES   FOR L SERIES   FOR C SERIES
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME INCOME V2.1
WITH HIGHEST DAILY DEATH BENEFIT
(ASSESSED AGAINST GREATER OF
UNADJUSTED ACCOUNT VALUE AND
PROTECTED WITHDRAWAL VALUE)

MAXIMUM CHARGE /9/                        2.00%     1.85% + 2.00%  1.30% + 2.00%  1.70% + 2.00%  1.75% + 2.00%
CURRENT CHARGE                            1.50%     1.85% + 1.50%  1.30% + 1.50%  1.70% + 1.50%  1.75% + 1.50%
---------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME INCOME
V2.1 WITH HIGHEST DAILY DEATH BENEFIT
(ASSESSED AGAINST GREATER OF
UNADJUSTED ACCOUNT VALUE AND
PROTECTED WITHDRAWAL VALUE)

MAXIMUM CHARGE /9/                        2.00%     1.85% + 2.00%  1.30% + 2.00%  1.70% + 2.00%  1.75% + 2.00%
CURRENT CHARGE                            1.60%     1.85% + 1.60%  1.30% + 1.60%  1.70% + 1.60%  1.75% + 1.60%
---------------------------------------------------------------------------------------------------------------



 7 The charge for each of the Highest Daily Lifetime Income v2.1 benefits listed above is assessed against the greater of Unadjusted Account Value and the Protected Withdrawal Value (PWV). PWV is described in the Living Benefits section of the prospectus.


 8  HOW THE OPTIONAL BENEFIT FEES AND CHARGES ARE DETERMINED
    .... For each of the L Series, X Series, and C Series the annualized charge for the base Annuity drops after Annuity Year 9 as described below:

    Highest Daily Lifetime Income v2.1: 1.00% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Subaccounts for base Annuity after the 9th Annuity Year.
    Spousal Highest Daily Lifetime Income v2.1: 1.10% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit: 1.50% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.
    Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death
    Benefit: 1.60% current optional benefit charge is in addition to 1.30% annualized charge of amounts invested in the Sub-accounts for base Annuity after the 9th Annuity Year.

 9 We reserve the right to increase the charge to the maximum charge indicated, upon any step-up under the benefit. Also if you decide to elect or re-add a benefit after your contract has been issued, the charge for the benefit under your contract will equal the current charge for then new contract owners up to the maximum indicated.


 B. HIGHEST DAILY LIFETIME INCOME V2.1 SUITE OF BENEFITS. To the "Living Benefits" chapter of your prospectus, we add a subsection corresponding to each Highest Daily Lifetime Income v2.1 benefit, as follows:

 HIGHEST DAILY LIFETIME(R) INCOME V2.1 BENEFIT
 Highest Daily Lifetime(R) Income v2.1 is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for life. We reserve the right, in our sole discretion, to cease offering this benefit, for new elections at any time.

 We offer a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life provided that you do not take withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time "Non-Lifetime Withdrawal". All other partial withdrawals from your Annuity are considered a "Lifetime Withdrawal" under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income). Highest Daily Lifetime Income v2.1 may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to take withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime Income v2.1 is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section below entitled "How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account."

 The income benefit under Highest Daily Lifetime Income v2.1 currently is based on a single "designated life" who is at least 50 years old on the date that the benefit is acquired. Highest Daily Lifetime Income v2.1 is not available if you elect any other optional living benefit. As long as your Highest Daily Lifetime Income v2.1 is in effect, you must allocate your Unadjusted Account Value in accordance with the permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the "Investment Options" section of the prospectus.


 ALTHOUGH YOU ARE GUARANTEED THE ABILITY TO WITHDRAW YOUR ANNUAL INCOME AMOUNT FOR LIFE EVEN IF YOUR UNADJUSTED ACCOUNT VALUE FALLS TO ZERO, IF THAT PARTICULAR WITHDRAWAL OF EXCESS INCOME (DESCRIBED BELOW) BRINGS YOUR UNADJUSTED ACCOUNT VALUE TO ZERO, YOUR ANNUAL INCOME AMOUNT ALSO WOULD FALL TO ZERO, AND THE BENEFIT AND THE ANNUITY THEN WOULD TERMINATE. IN THAT SCENARIO, NO FURTHER AMOUNT WOULD BE PAYABLE UNDER HIGHEST DAILY LIFETIME INCOME V2.1. AS TO THE IMPACT OF SUCH A SCENARIO ON ANY OTHER OPTIONAL BENEFIT YOU MAY HAVE, PLEASE SEE THE FOLLOWING SECTIONS IN THIS SUPPLEMENT: "SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 BENEFIT", "HIGHEST DAILY LIFETIME INCOME V2.1 WITH HIGHEST DAILY DEATH BENEFIT" AND "SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HIGHEST DAILY DEATH BENEFIT".


 You may also participate in the 6 or 12 Month DCA Program if you elect Highest Daily Lifetime Income v2.1, subject to the 6 or 12 Month DCA Program's rules. See the section of the prospectus entitled "6 or 12 Month Dollar Cost Averaging Program" for details.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraphs.

 The "Periodic Value" is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal.

 The Periodic Value ON OR BEFORE the Roll-Up End Date
 On any day we recalculate the Periodic Value (a "Current Valuation Day") that falls ON OR BEFORE the tenth (10/th/) anniversary of the benefit effective date (or the "Roll-Up End Date"), the Periodic Value is equal to the greater of:
 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
 (2)the Unadjusted Account Value on the current Valuation Day.

 The Periodic Value AFTER the Roll-Up End Date
 On any Current Valuation Day that falls AFTER the Roll-Up End Date, the Periodic Value is equal to the greater of:
 (1)the Periodic Value for the Prior Valuation Day, plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
 (2)the Unadjusted Account Value on the current Valuation Day.



 Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled "Example of dollar-for-dollar reductions").

 PLEASE NOTE THAT IF YOU ELECT HIGHEST DAILY LIFETIME INCOME V2.1, YOUR ACCOUNT VALUE IS NOT GUARANTEED, CAN FLUCTUATE AND MAY LOSE VALUE.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER HIGHEST DAILY LIFETIME INCOME V2.1

 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59 1/2; 4% for ages 59 1/2 to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or older. Under the Highest Daily Lifetime Income v2.1, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.


 AS DISCUSSED IN THIS PARAGRAPH, WHEN YOU MAKE A PARTIAL WITHDRAWAL THAT IS SUBJECT TO A CDSC AND/OR TAX WITHHOLDING, WE WILL IDENTIFY THE AMOUNT THAT INCLUDES NOT ONLY THE AMOUNT YOU ACTUALLY RECEIVE, BUT ALSO THE AMOUNT OF THE CDSC AND/OR TAX WITHHOLDING, TO DETERMINE WHETHER YOUR WITHDRAWAL HAS EXCEEDED THE ANNUAL INCOME AMOUNT. WHEN YOU TAKE A PARTIAL WITHDRAWAL, YOU MAY REQUEST A "GROSS" WITHDRAWAL AMOUNT (E.G., $2,000) BUT THEN HAVE ANY CDSC AND/OR TAX WITHHOLDING DEDUCTED FROM THE AMOUNT YOU ACTUALLY RECEIVE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME). THE PORTION OF A WITHDRAWAL THAT EXCEEDED YOUR ANNUAL INCOME AMOUNT (IF ANY) WOULD BE TREATED AS EXCESS INCOME AND THUS WOULD REDUCE YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS. ALTERNATIVELY, YOU MAY REQUEST THAT A "NET" WITHDRAWAL AMOUNT ACTUALLY BE PAID TO YOU (E.G., $2,000), WITH THE UNDERSTANDING THAT ANY CDSC AND/OR TAX WITHHOLDING (E.G., $240) BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME). IN THE LATTER SCENARIO, WE DETERMINE WHETHER ANY PORTION OF THE WITHDRAWAL IS TO BE TREATED AS EXCESS INCOME BY LOOKING TO THE SUM OF THE NET AMOUNT YOU ACTUALLY RECEIVE (E.G., $2,000) AND THE AMOUNT OF ANY CDSC AND/OR TAX WITHHOLDING (IN THIS EXAMPLE, A TOTAL OF $2,240). THE AMOUNT OF THAT SUM (E.G., THE $2,000 YOU RECEIVED PLUS THE $240 FOR THE CDSC AND/OR TAX WITHHOLDING) THAT EXCEEDS YOUR ANNUAL INCOME AMOUNT WILL BE TREATED AS EXCESS INCOME - THEREBY REDUCING YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS.

 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.


 Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime Income v2.1 and subsequent to the first Lifetime Withdrawal will
 (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59 1/2; 4% for ages 59 1/2 to 64; 4.5% for ages 65 to 69; 5%
 for ages 70 to 84; and 6% for ages 85 or older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).

 While Highest Daily Lifetime Income v2.1 is in effect, we may limit, restrict, suspend or reject any additional Purchase Payment at any time, but would do so on a non-discriminatory basis. Circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to, the following:
..   if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s);

..   if we are not then offering this benefit for new issues; or
..   if we are offering a modified version of this benefit for new issues.


 If we exercise our right to restrict, suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, you may no longer be able to fund your Highest Daily Lifetime Income v2.1 benefit. This means that you may no longer be able to increase the values associated with your Highest Daily Lifetime Income v2.1 benefit through additional Purchase Payments.


 We will exercise such reservation of right for all annuity purchasers in the same class of annuity in a non-discriminatory manner.

 HIGHEST DAILY AUTO STEP-UP
 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of Highest Daily Lifetime Income v2.1. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity

 Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59 1/2; 4% for ages 59 1/2 to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Income v2.1 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Income v2.1 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should consult with your Financial Professional and carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled "Your Optional Benefit Fees and Charges."


 If you are enrolled in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any Systematic Withdrawal program.

 Highest Daily Lifetime Income v2.1 does not affect your ability to take partial withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Income v2.1, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in any Annuity Year are less than the Annual Income Amount, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).

 Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to the Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Income v2.1 or any other fees and charges under the Annuity. Assume the following for all three examples:
..   The Issue Date is November 1
..   Highest Daily Lifetime Income v2.1 is elected on August 1 of the following calendar year
..   The Annuitant was 70 years old when he/she elected Highest Daily Lifetime
    Income v2.1
..   The first withdrawal is a Lifetime Withdrawal



 Unless otherwise indicated, all dates referenced hereafter in these examples occur in the same year the benefit is elected and it is assumed that they fall on consecutive business days.


 EXAMPLE OF DOLLAR-FOR-DOLLAR REDUCTIONS

 On October 28, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 70 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

 EXAMPLE OF PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

     Account Value before Lifetime withdrawal                  $118,000.00
     Less amount of "non" Excess Income                        $  3,500.00
     Account Value immediately before Excess Income of $1,500  $114,500.00
     Excess Income amount                                      $  1,500.00
     Ratio                                                            1.31%
     Annual Income Amount                                      $  6,000.00
     Less ratio of 1.31%                                       $     78.60
     Annual Income Amount for future Annuity Years             $  5,921.40

 EXAMPLE OF HIGHEST DAILY AUTO STEP-UP
 On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the Excess Income on October 29 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 70 and 84 on the date of the potential step-up) of the highest daily Unadjusted Account Value, adjusted for withdrawals and Purchase Payments (including any associated Purchase Credits), is greater than $5,921.40. Here are the calculations for determining the daily values. Only the October 28 value is being adjusted for Excess Income as the October 30, October 31, and November 1 Valuation Days occur after the Excess Income on October 29.

                               HIGHEST DAILY VALUE    ADJUSTED ANNUAL INCOME
                UNADJUSTED   (ADJUSTED FOR WITHDRAWAL   AMOUNT (5% OF THE
   DATE*       ACCOUNT VALUE AND PURCHASE PAYMENTS)**  HIGHEST DAILY VALUE)
   -----       ------------- ------------------------ ----------------------
   October 28   $119,000.00        $119,000.00              $5,950.00
   October 29   $113,000.00        $113,986.95              $5,699.35
   October 30   $113,000.00        $113,986.95              $5,699.35
   October 31   $119,000.00        $119,000.00              $5,950.00
   November 1   $118,473.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is November 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be the Annuity Anniversary and every day following the Annuity Anniversary. The Annuity Anniversary Date of
    November 1 is considered the first Valuation Date in the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on October 28, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on October 29 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Unadjusted Account Value of $119,000 on October 28 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in Unadjusted Account Value of $115,500 before the Excess Income.
   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the Excess Income divided by the Account Value immediately preceding the Excess Income) resulting in a Highest Daily Value of $113,986.95.
   . The adjusted October 29 Highest Daily Value, $113,986.95, is carried forward to the next Valuation Date of October 30. At this time, we compare this amount to the Unadjusted Account Value on October 30, $113,000. Since the October 29 adjusted Highest Daily Value of $113,986.95 is greater than the October 30 Unadjusted Account Value, we will continue to carry $113,986.95 forward to the next Valuation Day of October 31. The Unadjusted Account Value on October 31, $119,000.00, becomes the final Highest Daily Value since it exceeds the $113,986.95 carried forward.
   . The October 31 adjusted Highest Daily Value of $119,000.00 is also greater than the November 1 Unadjusted Account Value, so we will continue to carry $119,000.00 forward to the first Valuation Day of November 1.

 In this example, the final Highest Daily Value of $119,000.00 is converted to an Annual Income Amount based on the applicable percentage of 5%, generating an Annual Income Amount of $5,950.00. Since this amount is greater than the current year's Annual Income Amount of $5,921.40 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on November 1 and continuing through October 31 of the following calendar year will be stepped-up to $5,950.00.

 NON-LIFETIME WITHDRAWAL FEATURE
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Highest Daily Lifetime Income v2.1. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Surrenders - Surrender Value" in the prospectus). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Highest Daily Lifetime Income v2.1. You must tell us at the time you take the withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Highest Daily Lifetime Income v2.1. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.


 The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal.


 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. Thus, the first withdrawal will be a Lifetime Withdrawal.

 EXAMPLE - NON-LIFETIME WITHDRAWAL (PROPORTIONAL REDUCTION)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

 Assume the following:
..   The Issue Date is December 3
..   Highest Daily Lifetime Income v2.1 is elected on September 4 of the following calendar year
..   The Unadjusted Account Value at benefit election was $105,000
..   The Annuitant was 70 years old when he/she elected Highest Daily Lifetime
    Income v2.1
..   No previous withdrawals have been taken under Highest Daily Lifetime Income
    v2.1


 On October 3 of the year the benefit is elected, the Protected Withdrawal Value is $125,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on that same October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Highest Daily Lifetime Income v2.1 will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.


 HERE IS THE CALCULATION:


         Withdrawal amount                                   $ 15,000
         Divided by Account Value before withdrawal          $120,000
         Equals ratio                                            12.5%
         All guarantees will be reduced by the above ratio      (12.5%)
         Protected Withdrawal Value                          $109,375


 REQUIRED MINIMUM DISTRIBUTIONS
 Required Minimum Distributions ("RMD") for this Annuity must be taken by April 1st in the year following the date you turn age 70 1/2 and by December 31/st/ for subsequent calendar years. If the annual RMD amount is greater than the Annual Income Amount, a withdrawal of the RMD amount will not be treated as a withdrawal of Excess Income, as long as the RMD amount is calculated by us for this Annuity and administered under a program we support each calendar year. If you are not participating in an RMD withdrawal program each calendar year, you can alternatively satisfy the RMD amount without it being treated as a withdrawal of Excess Income.

 The following rules apply to determine if any portion of an RMD amount will be treated as Excess Income.

 For purposes of this provision, in relation to any Annuity Year, the "Second Calendar Year" is the calendar year following the calendar year in which the Annuity Year began.

 In general, withdrawals made from the Annuity during an Annuity Year to meet the RMD provisions of the Code will not be treated as Excess Income. However, if in any Annuity Year, you take a Lifetime Withdrawal in the Second Calendar Year, then the amount which will not be treated as Excess Income is the greater of:
 (1)the remaining Annual Income Amount for that Annuity Year, and
 (2)the difference between the Second Calendar Year's remaining RMD amount and the Annual Income Amount.

 Any remaining RMD amount for the Second Calendar Year can be taken in the following Annuity Year.

 If, in any Annuity Year, your RMD amount is not greater than the Annual Income Amount, any withdrawals in excess of the Annual Income Amount will be treated as Excess Income.

 Please see hypothetical examples below for details.

 If you do not comply with the rules described above, any withdrawal that exceeds the Annual Income Amount will be treated as a withdrawal of Excess Income, which will reduce your Annual Income Amount in future Annuity Years. This may include situations where you comply with the rules outlined above and then decide to take additional withdrawals after satisfying your RMD requirement from the Annuity.

 We will assume your first withdrawal under the benefit is a Lifetime Withdrawal unless you designated the withdrawal as a Non-Lifetime Withdrawal.

 EXAMPLE
 The following example is purely hypothetical and intended to illustrate a scenario as described above. Note that withdrawals must comply with all IRS guidelines in order to satisfy the RMD for the current calendar year.

 Assumptions:

 RMD Calendar Year
 01/01/2013 to 12/31/2013

 Annuity Year
 06/01/2012 to 05/31/2013

 Annual Income Amount and RMD Amount
 Annual Income Amount = $5,000
 Remaining Annual Income Amount as of 1/3/2013 = $3,000 (a $2,000 withdrawal was taken on 7/1/2012)
 RMD Amount for Calendar Year 2013 = $6,000

 The amount you may withdraw in the current Annuity Year (between 1/3/2013 and 5/31/2013) without it being treated as Excess Income is $4,000. Here is the calculation: $3,000 + ($6,000 - $5,000) = $4,000.

 If the $4,000 withdrawal is taken in the current Annuity Year (prior to 6/1/2013), the remaining Annual Income Amount will be zero and the remaining RMD amount of $2,000 may be taken in the subsequent Annuity Year beginning on 6/1/2013 (when your Annual Income Amount is reset to $5,000).

 If you had chosen to not take any additional withdrawals until on or after 6/1/2013, then you would be eligible to withdraw $6,000 without it being treated as a withdrawal of Excess Income.

 BENEFITS UNDER HIGHEST DAILY LIFETIME INCOME V2.1
..   To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Highest Daily Lifetime Income v2.1, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. After the Unadjusted Account Value is reduced to zero, you will not be permitted to make additional Purchase Payments to your Annuity. TO THE EXTENT THAT CUMULATIVE PARTIAL WITHDRAWALS IN THE ANNUITY YEAR THAT REDUCED YOUR UNADJUSTED ACCOUNT VALUE TO ZERO ARE MORE THAN THE ANNUAL INCOME AMOUNT, HIGHEST DAILY LIFETIME INCOME V2.1 TERMINATES, AND NO ADDITIONAL PAYMENTS ARE PERMITTED. HOWEVER, IF A PARTIAL WITHDRAWAL IN THE LATTER SCENARIO WAS TAKEN TO SATISFY A REQUIRED MINIMUM DISTRIBUTION (AS DESCRIBED ABOVE) UNDER THE ANNUITY, THEN THE BENEFIT WILL NOT TERMINATE, AND WE WILL CONTINUE TO PAY THE ANNUAL INCOME AMOUNT IN SUBSEQUENT ANNUITY YEARS UNTIL THE DEATH OF THE DESIGNATED LIFE.

..   Please note that if your Unadjusted Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the Latest Annuity Date will be treated as annuity payments. Also, any Death Benefit will terminate if withdrawals reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.

..   If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

    (1)apply your Unadjusted Account Value, less any applicable tax charges, to any annuity option available; or
    (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our Service Office. If applying your Unadjusted Account Value, less any applicable tax charges, to the life-only annuity payment rates results in a higher annual payment, we will give you the higher annual payment.

..   In the absence of an election when mandatory annuity payments are to begin we currently make annual annuity payments in the form of a single life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the period certain in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:

    (1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
    (2)the Unadjusted Account Value.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under Highest Daily Lifetime Income v2.1 are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while Highest Daily Lifetime Income v2.1 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA MVA Options. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.
..   Any Lifetime Withdrawal that you take that is not a withdrawal of Excess
    Income is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Free Withdrawal amount. Any Lifetime Withdrawal that is treated as Excess Income is subject to any applicable CDSC, if the withdrawal is greater than the Free Withdrawal amount. (See "Fees, Charges and Deductions - Contingent Deferred Sales Charge ("CDSC")" and "Access to Account Value - Free Withdrawal Amounts" in the prospectus.)
..   You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
..   You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "Investment Options." You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the Permitted Sub-accounts, the DCA MVA Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

..   Upon inception of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to the Permitted Sub-accounts, or to the requirements as to how you may allocate your Unadjusted Account
    Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will only apply upon re-allocation of Unadjusted Account Value, or upon addition of subsequent Purchase Payments. That is, we will not require such current participants to re-allocate Unadjusted Account Value to comply with any new requirements.

..   If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.

..   Any Death Benefit will terminate if withdrawals taken under Highest Daily
    Lifetime Income v2.1 reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See "Death Benefits" in the prospectus for more information.)

..   The current charge for Highest Daily Lifetime Income v2.1 is 1.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Highest Daily Lifetime Income v2.1 is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in "Highest Daily Auto Step-Up" above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.25% of the greater of the prior Valuation Day's Unadjusted Account Value and the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

 If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the "Account Value Floor"), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Highest Daily Lifetime Income v2.1 would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, partial withdrawals may reduce the Unadjusted Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit.

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 For Highest Daily Lifetime Income v2.1, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 50 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Income v2.1. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Income v2.1, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.

 Highest Daily Lifetime Income v2.1 can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime Income v2.1 and terminate it, you can re-elect it, subject to our current rules and availability. See "Termination of Existing Benefits and Election of New Benefits" in the prospectus for information pertaining to elections, termination and re-election of benefits. PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT AND ELECT HIGHEST DAILY LIFETIME INCOME V2.1, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND YOUR GUARANTEES UNDER HIGHEST DAILY LIFETIME INCOME V2.1 WILL BE BASED ON YOUR UNADJUSTED ACCOUNT VALUE ON THE EFFECTIVE DATE OF HIGHEST DAILY LIFETIME INCOME V2.1. You and your Financial Professional should carefully consider whether terminating your existing benefit and electing Highest Daily Lifetime Income v2.1 is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future for new elections of this benefit.

 If you wish to elect this benefit and you are currently participating in a Systematic Withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity's Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Highest Daily Lifetime Income v2.1 so long as you participate in a Systematic Withdrawal program in which withdrawals are not taken pro rata.

 TERMINATION OF THE BENEFIT
 You may terminate Highest Daily Lifetime Income v2.1 at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply.

 THE BENEFIT AUTOMATICALLY TERMINATES UPON THE FIRST TO OCCUR OF THE FOLLOWING:

 (I)YOUR TERMINATION OF THE BENEFIT;
(II)YOUR SURRENDER OF THE ANNUITY;
(III)YOUR ELECTION TO BEGIN RECEIVING ANNUITY PAYMENTS (ALTHOUGH IF YOU HAVE ELECTED TO RECEIVE THE ANNUAL INCOME AMOUNT IN THE FORM OF ANNUITY PAYMENTS, WE WILL CONTINUE TO PAY THE ANNUAL INCOME AMOUNT);

(IV)OUR RECEIPT OF DUE PROOF OF DEATH OF THE OWNER OR ANNUITANT (FOR ENTITY-OWNED ANNUITIES);
 (V)BOTH THE UNADJUSTED ACCOUNT VALUE AND ANNUAL INCOME AMOUNT EQUAL ZERO DUE TO A WITHDRAWAL OF EXCESS INCOME;
(VI)YOU ALLOCATE OR TRANSFER ANY PORTION OF YOUR ACCOUNT VALUE TO ANY SUB-ACCOUNT(S) TO WHICH YOU ARE NOT PERMITTED TO ELECTIVELY ALLOCATE OR TRANSFER ACCOUNT VALUE (MAY VARY BY STATE);* OR
(VII)YOU CEASE TO MEET OUR REQUIREMENTS AS DESCRIBED IN "ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT" ABOVE.

 * Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to reallocate to permitted investment options applicable to your benefit.


 "Due Proof of Death" is satisfied when we receive all of the following in Good
 Order: (a) a death certificate or similar documentation acceptable to us;
 (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.

 Upon termination of Highest Daily Lifetime Income v2.1 other than upon the death of the Annuitant or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Static Re-balancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Money Market Sub-account.

 If a surviving spouse elects to continue the Annuity, Highest Daily Lifetime Income v2.1 terminates upon Due Proof of Death. The spouse may newly elect the benefit subject to the restrictions discussed above.

 HOW HIGHEST DAILY LIFETIME INCOME V2.1 TRANSFERS UNADJUSTED ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST INVESTMENT GRADE BOND SUB-ACCOUNT

 OVERVIEW OF THE PREDETERMINED MATHEMATICAL FORMULA
 Our goal is to seek a careful balance between providing value-added products, such as the Highest Daily Lifetime Income v2.1 suite of benefits, while managing the risk associated with offering these products. One of the key features that helps us accomplish that balance and an integral part of the Highest Daily Lifetime Income v2.1 suite is the predetermined mathematical formula used to transfer Unadjusted Account Value between the Permitted Subaccounts and the AST Investment Grade Bond Sub-account, referred to in this section as the "Bond Sub-account". The formula is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under the Highest Daily Lifetime Income v2.1 suite of benefits.

 The formula is set forth in Appendix I of the prospectus (and is described below).

 The predetermined mathematical formula ("formula") monitors each individual contract each Valuation Day that the benefit is in effect on your Annuity, in order to help us manage guarantees through all market cycles. It helps manage the risk associated with these benefits, which is generally represented by the gap between your Unadjusted Account Value and the Protected Withdrawal Value. As the gap between these two values increases, the formula will determine if and how much money should be transferred into the Bond Sub-account. This movement is intended to reduce the equity risk we will bear in funding our obligation associated with these benefits. As the gap decreases (due to favorable performance of the Unadjusted Account Value), the formula then determines if and how much money should transfer back into the Permitted Sub-accounts. The use of the formula, combined with restrictions on the Sub-accounts you are allowed to invest in, lessens the risk that your Unadjusted Account Value will be reduced to zero while you are still alive, thus reducing the likelihood that we will make any lifetime income payments under this benefit. It may also limit the potential for your Account Value to grow.

 However, in addition to providing lifetime income when your Account Value is reduced to zero, Highest Daily Lifetime Income v2.1 can potentially dampen the impact of volatility on your Account Value during extreme market downturns by transferring assets from your chosen investments into the Bond Sub-account as described above. This occurs pursuant to the predetermined mathematical formula, which can limit the possibility or reduce the amount of a significant loss of Account Value, and potentially provide a higher income stream in retirement.

 The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Unadjusted Account Value or the Protected Withdrawal Value. We are not providing you with investment advice through the use of the formula nor does the formula constitute an investment strategy that we are recommending to you.

 TRANSFER ACTIVITY UNDER THE FORMULA
 Prior to the first Lifetime Withdrawal, the primary driver of transfers to the Bond Sub-account is the difference between your Unadjusted Account Value and your Protected Withdrawal Value. If none of your Unadjusted Account Value is allocated to the Bond Sub-account, then over time the formula permits an increasing difference between the Unadjusted Account Value and the Protected Withdrawal Value before a transfer to the Bond Sub-account occurs. Therefore, over time, assuming none of the Unadjusted Account Value is allocated to the Bond Sub-account, the formula will allow for a greater decrease in the Unadjusted Account Value before a transfer to the Bond Sub-account is made.

 It is important to understand that transfers within your Annuity are specific to the performance of your chosen investment options, the performance of the Bond Sub-account while money is invested in it, as well as how long the benefit has been owned. For example, two contracts purchased on the same day, but invested differently, will likely have different results, as would two contracts purchased on different days with the same investment options.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Unadjusted Account Value, will differ from market cycle to market cycle, therefore producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Sub-account depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Unadjusted Account Value and your Protected
    Withdrawal Value;
..   The amount of time the benefit has been in effect on your Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the Bond Sub-account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Under the formula, investment performance of your Unadjusted Account Value that is negative, flat, or even moderately positive may result in a transfer of a portion of your Unadjusted Account Value in the Permitted Sub-accounts to the Bond Sub-account.

 At any given time, some, most or none of your Unadjusted Account Value will be allocated to the Bond Sub-account, as dictated by the formula.

 The amount allocated to the Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula. Therefore, the investment performance of each affects whether a transfer occurs for your Annuity. As the amounts allocated to either the Bond Sub-account or the Permitted Sub-accounts increase, the performance of those sub-accounts will have a greater impact on your Unadjusted Account Value and hence a greater impact on if (and how much of) your Unadjusted Account Value is transferred to or from the Bond Sub-account. It is possible that if a significant portion of your Unadjusted Account Value is allocated to the Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Unadjusted Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Unadjusted Account Value is allocated to the Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 HOW THE FORMULA OPERATES
 Generally, the formula, which is applied each Valuation Day, takes four steps in determining any applicable transfers within your Annuity.
 (1)First, the formula starts by identifying the value of future income payments we expect to pay. We refer to that value as the "Target Value" or "L".
 (2)Second, we subtract any amounts invested in the Bond Sub-account ("B") from the Target Value and divide that number by the amount invested in the Permitted Sub-Accounts ("V\\V\\ + V\\F\\"). We refer to this resulting value as the "Target Ratio" or "R".
 (3)Third, we compare the Target Ratio to designated thresholds and other rules described in greater detail below to determine if a transfer needs to occur.
 (4)If a transfer needs to occur, we use another calculation to determine the amount of the transfer.

 The Formula is:

                     R    =    (L - B) / (V\\V\\ + V\\F\\)

 More specifically, the formula operates as follows:
 (1)We calculate the Target Value (L) by multiplying the income basis for that day by 5% and by the applicable Annuity Factor found in Appendix I of the prospectus. If you have already made a Lifetime Withdrawal, your Target Value would take into account any automatic step-up, any subsequent Purchase Payments (including any associated Purchase Credits with respect to the X Series), and any withdrawals of Excess Income.

    Example (assume the income basis is $200,000, and the contract is 11 1/2 months old, resulting in an annuity factor of 14.95)

            Target Value (L)    =    $200,000x 5% x 14.95 = $149,500

 (2)Next, to calculate the Target Ratio (R), the Target Value is reduced by any amount held within the Bond Sub-account (B) on that day. The remaining amount is divided by the amount held within the Permitted Sub-accounts (V).

    Example (assume the amount in the Bond Sub-account is zero, and the amount held within the Permitted Sub-accounts is $179,500)

           Target Ratio (R)    =    ($149,500- 0) / $179,500 = 83.3%

 (3)If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on the third Valuation Day, make a transfer from your Permitted Sub-accounts to the Bond Sub-account (subject to the 90% cap discussed below). If, however, on any Valuation Day, the Target Ratio is above 84.5%, the formula will make a transfer from the Permitted Sub-accounts to the Bond Sub-account (subject to the 90% cap). Once a transfer is made, the Target Ratio must again be greater than 83% but less than or equal to 84.5% for three consecutive Valuation Days before a subsequent transfer to the Bond Sub-account will occur. If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the Bond Sub-account to the Permitted Sub-accounts (excluding the DCA MVA Options) will occur.

    Example: Assuming the Target Ratio is above 83% for a 3/rd/ consecutive Valuation Day, but less than or equal to 84.5% for three consecutive Valuation Days, a transfer into the Bond Portfolio occurred.

 (4)In deciding how much to transfer, we perform a calculation that essentially seeks to reallocate amounts held in the Permitted Sub-accounts and the Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80% (subject to the 90% Cap discussion below). The further the Target Ratio is from 80% when a transfer is occurring under the formula, the greater the transfer amount will be.

 THE 90% CAP
 The formula will not execute a transfer to the Bond Sub-account that results in more than 90% of your Unadjusted Account Value being allocated to the Bond Sub-account ("90% cap") on that Valuation Day. Thus, on any Valuation Day, if the formula would require a transfer to the Bond Sub-account that would result in more than 90% of the Unadjusted Account Value being allocated to the Bond Sub-account, only the amount that results in exactly 90% of the Unadjusted Account Value being allocated to the Bond Sub-account will be transferred. Additionally, future transfers into the Bond Sub-account will not be made (regardless of the performance of the Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Bond Sub-account. Once this transfer occurs out of the Bond Sub-account, future amounts may be transferred to or from the Bond Sub-account (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. At no time will the formula make a transfer to the Bond Sub-account that results in greater than 90% of your Unadjusted Account Value being allocated to the Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Unadjusted Account Value could be more than 90% invested in the Bond Sub-account.

 MONTHLY TRANSFERS
 Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, if there is money allocated to the Bond Sub-account, the formula will perform an additional calculation to determine whether or not a transfer will be made from the Bond Sub-account to the Permitted Sub-accounts. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after this transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.

 The amount of the transfer will be equal to the lesser of:
 a) The total value of all your Unadjusted Account Value in the Bond Sub-account, or
 b) An amount equal to 5% of your total Unadjusted Account Value.

 OTHER IMPORTANT INFORMATION
..   The Bond sub-account is not a Permitted Sub-account. As such, only the formula can transfer Unadjusted Account Value to or from the Bond Sub-account. You may not allocate Purchase Payments or transfer any of your Unadjusted Account Value to or from the Bond Sub-account.

..   While you are not notified before a transfer occurs to or from the Bond
    Sub-account, you will receive a confirmation statement indicating the transfer of a portion of your Unadjusted Account Value either to or from the Bond Sub-account. Your confirmation statements will be detailed to include the effective date of the transfer, the dollar amount of the transfer and the Permitted Sub-accounts the funds are being transferred to/from. Depending on the results of the calculations of the formula, we may, on any Valuation Day:
   . Not make any transfer between the Permitted Sub-accounts and the Bond Sub-account; or
   .   If a portion of your Unadjusted Account Value was previously allocated to the Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts (as described above); or
   . Transfer a portion of your Unadjusted Account Value in the Permitted Sub-accounts and the DCA MVA Options to the Bond Sub-account.
..   If you make additional Purchase Payments to your Annuity, they will be allocated to the Permitted Sub-accounts and will be subject to the formula.
..   Additional Purchase Payments to your Annuity do not increase "B" within the formula, and may result in an additional Account Value being transferred to the Permitted Sub-accounts, or a transfer to the Bond Sub-account due to the change in the ratio.
..   If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the Bond Sub-account at least until there is first a transfer out of the Bond Sub-account, regardless of how much of your Unadjusted Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Unadjusted Account Value is allocated to the Bond Sub-account, and the formula will still not transfer any of your Unadjusted Account Value to the Bond Sub-account (at least until there is first a transfer out of the Bond Sub-account).
..   If you are participating in Highest Daily Lifetime Income v2.1 and you are
    also participating in the 6 or 12 Month DCA Program, the following rules apply:
   . DCA MVA Options are considered "Permitted Sub-accounts" for purpose of the Target Ratio calculation ("L") described above.
   . The formula may transfer amounts out of the DCA MVA Options to the Bond Sub-account if the amount allocated to the other Permitted Sub-accounts is insufficient to cover the amount of the transfer.
   . The transfer formula will not allocate amounts to the DCA MVA Options when there is a transfer out of the Bond Sub-account . Such transfers will be allocated pro-rata to the variable Sub-accounts, excluding the Bond Sub-account.
   . A Market Value Adjustment is not assessed when amounts are transferred out of the DCA MVA Options under the transfer formula.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. In addition, the amount and duration of payments under the annuity payment provision may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution rules under the tax law.


 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in any Highest Daily Lifetime Income v2.1 benefit through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.


 SPOUSAL HIGHEST DAILY LIFETIME(R) INCOME V2.1 BENEFIT
 Spousal Highest Daily Lifetime(R) Income v2.1 is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for the lives of two individuals who are spouses. We reserve the right, in our sole discretion, to cease offering this benefit for new elections at any time.

 We offer a benefit that guarantees, until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "designated lives", and each, a "designated life"), the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives, provided you have not made withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time "Non-Lifetime Withdrawal." All other withdrawals from your Annuity are considered a "Lifetime Withdrawal" under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income). The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue Spousal Highest Daily Lifetime Income v2.1 after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Spousal Highest Daily Lifetime Income v2.1 is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled "How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account."

 Spousal Highest Daily Lifetime Income v2.1 is the spousal version of Highest Daily Lifetime Income v2.1. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Currently, if you elect Spousal Highest Daily Lifetime Income v2.1 and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See "Election of and Designations under the Benefit" below and "Termination of Existing Benefits and Election of New Benefits" in the prospectus for details. Please note that if you terminate Spousal Highest Daily Lifetime Income v2.1 and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. Spousal Highest Daily Lifetime Income v2.1 must be elected based on two designated lives, as described below. Each designated life must be at least 50 years old when the benefit is elected. Spousal Highest Daily Lifetime Income v2.1 is not available if you elect any other optional living benefit. As long as your Spousal Highest Daily Lifetime Income v2.1 is in effect, you must allocate your Unadjusted Account Value in accordance with the permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the "Investment Options" section of the prospectus.


 ALTHOUGH YOU ARE GUARANTEED THE ABILITY TO WITHDRAW YOUR ANNUAL INCOME AMOUNT FOR LIFE EVEN IF YOUR UNADJUSTED ACCOUNT VALUE FALLS TO ZERO, IF THAT PARTICULAR WITHDRAWAL OF EXCESS INCOME (DESCRIBED BELOW) BRINGS YOUR UNADJUSTED ACCOUNT VALUE TO ZERO, YOUR ANNUAL INCOME AMOUNT ALSO WOULD FALL TO ZERO, AND THE BENEFIT AND THE ANNUITY THEN WOULD TERMINATE. IN THAT SCENARIO, NO FURTHER AMOUNT WOULD BE PAYABLE UNDER SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1. AS TO THE IMPACT OF SUCH A SCENARIO ON ANY OTHER OPTIONAL BENEFIT YOU MAY HAVE, PLEASE SEE THE FOLLOWING SECTIONS IN THIS SUPPLEMENT: "HIGHEST DAILY LIFETIME INCOME V2.1 BENEFIT", "HIGHEST DAILY LIFETIME INCOME V2.1 WITH HIGHEST DAILY DEATH BENEFIT" AND "SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HIGHEST DAILY DEATH BENEFIT".

 You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime Income v2.1, subject to the 6 or 12 Month DCA Program's rules. See the section of the prospectus entitled "6 or 12 Month Dollar Cost Averaging Program" for details.


 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal.

 The Periodic Value ON OR BEFORE the Roll-Up End Date
 On any day we recalculate the Periodic Value (a "Current Valuation Day") that falls ON OR BEFORE the tenth (10/th/) anniversary of the benefit effective date (or the "Roll-Up End Date"), the Periodic Value is equal to the greater of:
 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
 (2)the Unadjusted Account Value on the current Valuation Day.

 The Periodic Value AFTER the Roll-Up End Date
 On any Current Valuation Day that falls AFTER the Roll-Up End Date, the Periodic Value is equal to the greater of:
 (1)the Periodic Value for the Prior Valuation Day, plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
 (2)the Unadjusted Account Value on the current Valuation Day.



 Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled "Example of dollar-for-dollar reductions").

 PLEASE NOTE THAT IF YOU ELECT SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1, YOUR ACCOUNT VALUE IS NOT GUARANTEED, CAN FLUCTUATE AND MAY LOSE VALUE.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1

 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the younger designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 2.5% for ages 50 to 54; 3% for ages 55 to less than 59 1/2; 3.5% for ages 59 1/2 to 64; 4%
 for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older. We use the age of the younger designated life even if that designated life is no longer a participant under the Annuity due to death or divorce. Under Spousal Highest Daily Lifetime Income v2.1, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Unadjusted Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.


 AS DISCUSSED IN THIS PARAGRAPH, WHEN YOU MAKE A PARTIAL WITHDRAWAL THAT IS SUBJECT TO A CDSC AND/OR TAX WITHHOLDING, WE WILL IDENTIFY THE AMOUNT THAT INCLUDES NOT ONLY THE AMOUNT YOU ACTUALLY RECEIVE, BUT ALSO THE AMOUNT OF THE CDSC AND/OR TAX WITHHOLDING, TO DETERMINE WHETHER YOUR WITHDRAWAL HAS EXCEEDED THE ANNUAL INCOME AMOUNT. WHEN YOU TAKE A PARTIAL WITHDRAWAL, YOU MAY REQUEST A "GROSS" WITHDRAWAL AMOUNT (E.G., $2,000) BUT THEN HAVE ANY CDSC AND/OR TAX WITHHOLDING DEDUCTED FROM THE AMOUNT YOU ACTUALLY RECEIVE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME). THE PORTION OF A WITHDRAWAL THAT EXCEEDED YOUR ANNUAL INCOME AMOUNT (IF ANY) WOULD BE TREATED AS EXCESS INCOME AND THUS WOULD REDUCE YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS. ALTERNATIVELY, YOU MAY REQUEST THAT A "NET" WITHDRAWAL AMOUNT ACTUALLY BE PAID TO YOU (E.G., $2,000), WITH THE UNDERSTANDING THAT ANY CDSC AND/OR TAX WITHHOLDING (E.G., $240) BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME). IN THE LATTER SCENARIO, WE DETERMINE WHETHER ANY PORTION OF THE WITHDRAWAL IS TO BE TREATED AS EXCESS INCOME BY LOOKING TO THE SUM OF THE NET AMOUNT YOU ACTUALLY RECEIVE (E.G., $2,000) AND THE AMOUNT OF ANY CDSC AND/OR TAX WITHHOLDING (IN THIS EXAMPLE, A TOTAL OF $2,240). THE AMOUNT OF THAT SUM (E.G., THE $2,000 YOU RECEIVED PLUS THE $240 FOR THE CDSC AND/OR TAX WITHHOLDING) THAT EXCEEDS YOUR ANNUAL INCOME AMOUNT WILL BE TREATED AS EXCESS INCOME - THEREBY REDUCING YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS.

 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.


 Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime Income v2.1 and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 2.5% for ages 50 to 54; 3% for ages 55 to less than 59 1/2; 3.5% for ages 59 1/2 to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).

 While Spousal Highest Daily Lifetime Income v2.1 is in effect, we may limit, restrict, suspend or reject any additional Purchase Payment at any time, but would do so on a non-discriminatory basis. Circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to, the following:
..   if we determine that as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s);

..   if we are not then offering this benefit for new issues; or
..   if we are offering a modified version of this benefit for new issues.


 If we exercise our right to restrict, suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, you may no longer be able to fund your Spousal Highest Daily Lifetime Income v2.1 benefit. This means that you may no longer be able to increase the values associated with your Spousal Highest Daily Lifetime Income v2.1 benefit through additional Purchase Payments.


 We will exercise such reservation of right for all annuity purchasers in the same class of annuity, in a non-discriminatory manner.

 HIGHEST DAILY AUTO STEP-UP

 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the younger designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 2.5% for ages 50 to 54; 3% for ages 55 to less than 59 1/2; 3.5% for ages 59 1/2 to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Income v2.1 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Income v2.1 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled "Your Optional Benefit Fees and Charges".


 If you are enrolled in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any Systematic Withdrawal program.

 Spousal Highest Daily Lifetime Income v2.1 does not affect your ability to take withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Income v2.1, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).

 Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to the Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Income v2.1 or any other fees and charges under the Annuity. Assume the following for all three examples:
..   The Issue Date is November 1
..   Spousal Highest Daily Lifetime Income v2.1 is elected on August 1 of the following calendar year
..   Both designated lives were 70 years old when they elected Spousal Highest
    Daily Lifetime Income v2.1
..   The first withdrawal is a Lifetime Withdrawal


 Unless otherwise indicated, all dates referenced hereafter in these examples occur in the same year the benefit is elected and it is assumed that they fall on consecutive business days.

 EXAMPLE OF DOLLAR-FOR-DOLLAR REDUCTIONS

 On October 28, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $5,400 (since the younger designated life is between the ages of 70 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 4.5% of the Protected Withdrawal Value, in this case 4.5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31) is $2,900. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($5,400 less $2,500 = $2,900).


 EXAMPLE OF PROPORTIONAL REDUCTIONS

 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $2,900 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $2,100 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

     Account Value before Lifetime Withdrawal                  $118,000.00
     Less amount of "non" Excess Income                        $  2,900.00
     Account Value immediately before Excess Income of $2,100  $115,100.00
     Excess Income amount                                      $  2,100.00
     Ratio                                                            1.82%
     Annual Income Amount                                      $  5,400.00
     Less ratio of 1.82%                                       $     98.28
     Annual Income Amount for future Annuity Years             $  5,301.72

 EXAMPLE OF HIGHEST DAILY AUTO STEP-UP
 On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the younger designated life's age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $5,400. However, the Excess Income on October 29 reduces the amount to $5,301.72 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 4.5% (since the younger designated life is between 70 and 84 on the date of the potential step-up) of the highest daily Unadjusted Account Value adjusted for withdrawals and Purchase Payments (including any associated Purchase Credits), is greater than $5,301.72. Here are the calculations for determining the daily values. Only the October 28 value is being adjusted for Excess Income as the October 30, October 31 and November 1 Valuation Days occur after the Excess Income on October 29.

                               HIGHEST DAILY VALUE    ADJUSTED ANNUAL INCOME
                             (ADJUSTED FOR WITHDRAWAL  AMOUNT (4.5% OF THE
   DATE*       ACCOUNT VALUE AND PURCHASE PAYMENTS)**  HIGHEST DAILY VALUE)
   -----       ------------- ------------------------ ----------------------
   October 28   $119,000.00        $119,000.00              $5,355.00
   October 29   $113,000.00        $113,986.98              $5,129.41
   October 30   $113,000.00        $113,986.98              $5,129.41
   October 31   $119,000.00        $119,000.00              $5,355.00
   November 1   $118,473.00        $119,000.00              $5,355.00

 * In this example, the Annuity Anniversary date is November 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of November 1 is considered the final Valuation Date for the Annuity Year.

 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on October 28, resulting in an adjusted Annual Income Amount of $5,355.00. This amount is adjusted on October 29 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Unadjusted Account Value of $119,000 on October 28 is first reduced dollar-for-dollar by $2,900 ($2,900 is the remaining Annual Income Amount for the Annuity Year), resulting in an Unadjusted Account Value of $116,100 before the Excess Income.
   . This amount ($116,100) is further reduced by 1.82% (this is the ratio in the above example which is the Excess Income divided by the Account Value immediately preceding the Excess Income) resulting in a Highest Daily Value of $113,986.98.
   . The adjusted October 29 Highest Daily Value, $113,986.98, is carried forward to the next Valuation Date of October 30. At this time, we compare this amount to the Unadjusted Account Value on October 30, $113,000. Since the October 29 adjusted Highest Daily Value of $113,986.98 is greater than the October 30 Unadjusted Account Value, we will continue to carry $113,986.98 forward to the next Valuation Day of October 31. The Unadjusted Account Value on October 31, $119,000.00, becomes the final Highest Daily Value since it exceeds the $113,986.98 carried forward.
   . The October 31 adjusted Highest Daily Value of $119,000.00 is also greater than the November 1 Unadjusted Account Value, so we will continue to carry $119,000.00 forward to the first Valuation Day of November 1.

 In this example, the final Highest Daily Value of $119,000.00 is converted to an Annual Income Amount based on the applicable percentage of 4.5%, generating an Annual Income Amount of $5,355.00. Since this amount is greater than the current year's Annual Income Amount of $5,301.72 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on November 1 and continuing through October 31 of the following calendar year, will be stepped-up to $5,355.00.

 NON-LIFETIME WITHDRAWAL FEATURE
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Spousal Highest Daily Lifetime Income v2.1. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Surrenders - Surrender Value" in the prospectus). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Spousal Highest Daily Lifetime Income v2.1. You must tell us at the time you take the partial withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Spousal Highest Daily Lifetime Income v2.1. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.


 The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal.


 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. Thus, the first withdrawal will be a Lifetime Withdrawal.

 EXAMPLE - NON-LIFETIME WITHDRAWAL (PROPORTIONAL REDUCTION)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit. Assume the following:
..   The Issue Date is December 3
..   Spousal Highest Daily Lifetime Income v2.1 is elected on September 4 of the following calendar year
..   The Unadjusted Account Value at benefit election was $105,000
..   Each designated life was 70 years old when he/she elected Spousal Highest
    Daily Lifetime Income v2.1
..   No previous withdrawals have been taken under Spousal Highest Daily
    Lifetime Income v2.1


 On October 3 of the year the benefit is elected, the Protected Withdrawal Value is $125,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on that same October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Spousal Highest Daily Lifetime Income v2.1 will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.


 HERE IS THE CALCULATION:


         Withdrawal amount                                   $ 15,000
         Divided by Account Value before withdrawal          $120,000
         Equals ratio                                            12.5%
         All guarantees will be reduced by the above ratio      (12.5%)
         Protected Withdrawal Value                          $109,375

 REQUIRED MINIMUM DISTRIBUTIONS
 See the sub-section entitled "Required Minimum Distributions" in the section above concerning Highest Daily Lifetime Income v2.1 for a discussion of the relationship between the RMD amount and the Annual Income Amount.

 BENEFITS UNDER SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1

..   To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Spousal Highest Daily Lifetime Income v2.1, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the designated lives to die, and will continue to make payments until the death of the second designated life as long as the designated lives were spouses at the time of the first death. After the Unadjusted Account Value is reduced to zero, you are not permitted to make additional Purchase Payments to your Annuity. TO THE EXTENT THAT CUMULATIVE WITHDRAWALS IN THE ANNUITY YEAR THAT REDUCED YOUR UNADJUSTED ACCOUNT VALUE TO ZERO ARE MORE THAN THE ANNUAL INCOME AMOUNT, SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 TERMINATES, AND NO ADDITIONAL PAYMENTS WILL BE PERMITTED. HOWEVER, IF A WITHDRAWAL IN THE LATTER SCENARIO WAS TAKEN TO SATISFY A REQUIRED MINIMUM DISTRIBUTION (AS DESCRIBED ABOVE) UNDER THE ANNUITY THEN THE BENEFIT WILL NOT TERMINATE, AND WE WILL CONTINUE TO PAY THE ANNUAL INCOME AMOUNT IN SUBSEQUENT ANNUITY YEARS UNTIL THE DEATH OF THE SECOND DESIGNATED LIFE PROVIDED THE DESIGNATED LIVES WERE SPOUSES AT THE DEATH OF THE FIRST DESIGNATED LIFE.
..   Please note that if your Unadjusted Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the Latest Annuity Date will be treated as annuity payments. Also, any Death Benefit will terminate if withdrawals reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount.

..   If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Unadjusted Account Value, less any applicable state required premium tax, to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the designated lives to die, and will continue to make payments until the death of the second designated life as long as the designated lives were spouses at the time of the first death. If, due to death of a designated life or divorce prior to annuitization, only a single designated life remains, then annuity payments will be made as a life annuity for the lifetime of the designated life. We must receive your request in a form acceptable to us at our office. If applying your Unadjusted Account Value, less any applicable tax charges, to our current life only (or joint life, depending on the number of designated lives remaining) annuity payment rates results in a higher annual payment, we will give you the higher annual payment.

..   In the absence of an election when mandatory annuity payments are to begin, we currently make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the certain period in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Unadjusted Account Value.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under the Spousal Highest Daily Lifetime Income v2.1 benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while Spousal Highest Daily Lifetime Income v2.1 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA MVA Options. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.

..   Any Lifetime Withdrawal that you take that is not a withdrawal of Excess
    Income is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Free Withdrawal amount. Any Lifetime Withdrawal that is treated as Excess Income is subject to any applicable CDSC, if the withdrawal is greater than the Free Withdrawal amount. (See "Fees, Charges and Deductions - Contingent Deferred Sales Charge ("CDSC")" and "Access to Account Value - Free Withdrawal Amounts" in the prospectus)
..   You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
..   You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolios appears in the prospectus section entitled "Investment Options." In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

..   Transfers to and from the Permitted Sub-accounts, the DCA MVA Options, and the AST Investment Grade Bond Sub-account triggered by the pre-determined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

..   Upon inception of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to Permitted Sub-accounts, or to the requirements as to how you may allocate your Unadjusted Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will apply only upon re-allocation of Unadjusted Account Value, or upon addition of additional Purchase Payments. That is, we will not require such current participants to re-allocate Unadjusted Account Value to comply with any new requirements.
..   If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.

..   Any Death Benefit will terminate if withdrawals taken under Spousal Highest
    Daily Lifetime Income v2.1 reduce your Unadjusted Account Value to zero. This means that any Death Benefit is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See "Death Benefits" in the prospectus for more information.)

..   The current charge for Spousal Highest Daily Lifetime Income v2.1 is 1.10%
    annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Spousal Highest Daily Lifetime Income v2.1 is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in "Highest Daily Auto Step-Up" above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.275% of the greater of the prior Valuation Day's Unadjusted Account Value, or the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

 If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the "Account Value Floor"), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Spousal Highest Daily Lifetime Income v2.1 would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit.

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 Spousal Highest Daily Lifetime Income v2.1 can only be elected based on two designated lives. Designated lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the designated lives to die. Currently, Spousal Highest Daily Lifetime Income v2.1 only may be elected if the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the sole Beneficiary is the Owner's spouse. Each Owner/Annuitant and the Beneficiary must be at least 50 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The
    Beneficiary designation must be the surviving spouse, or the spouses named equally. One of the Owners must be the Annuitant. Each Owner must be at least 50 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the Beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Each of the Annuitant and the Contingent Annuitant must be at least 50 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or
 (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of Beneficiary designations under this benefit. However, if the Beneficiary is changed, the benefit may not be eligible to be continued upon the death of the first designated life. If the designated lives divorce, Spousal Highest Daily Lifetime Income v2.1 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. A change in designated lives will result in cancellation of Spousal Highest Daily Lifetime Income v2.1.

 Spousal Highest Daily Lifetime Income v2.1 can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime Income v2.1 and terminate it, you can re-elect it, subject to our current rules and availability. See "Termination of Existing Benefits and Election of New Benefits" in the prospectus for information pertaining to elections, termination and re-election of benefits. PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT AND ELECT SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT, AND YOUR GUARANTEES UNDER SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WILL BE BASED ON YOUR UNADJUSTED ACCOUNT VALUE ON THE EFFECTIVE DATE OF SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1. You and your Financial Professional should carefully consider whether terminating your existing benefit and electing Spousal Highest Daily Lifetime Income v2.1 is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future for new elections of this benefit.

 If you wish to elect this benefit and you are currently participating in a Systematic Withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity's Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Spousal Highest Daily Lifetime Income v2.1 so long as you participate in a Systematic Withdrawal program in which withdrawals are not taken pro rata.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply.

 THE BENEFIT AUTOMATICALLY TERMINATES UPON THE FIRST TO OCCUR OF THE FOLLOWING:
 (I) UPON OUR RECEIPT OF DUE PROOF OF DEATH OF THE FIRST DESIGNATED LIFE, IF THE SURVIVING SPOUSE OPTS TO TAKE THE DEATH BENEFIT UNDER THE ANNUITY (RATHER THAN CONTINUE THE ANNUITY) OR IF THE SURVIVING SPOUSE IS NOT AN ELIGIBLE DESIGNATED LIFE;
 (II)UPON THE DEATH OF THE SECOND DESIGNATED LIFE;
(III)YOUR TERMINATION OF THE BENEFIT;
 (IV)YOUR SURRENDER OF THE ANNUITY;
 (V) YOUR ELECTION TO BEGIN RECEIVING ANNUITY PAYMENTS (ALTHOUGH IF YOU HAVE ELECTED TO TAKE ANNUITY PAYMENTS IN THE FORM OF THE ANNUAL INCOME AMOUNT, WE WILL CONTINUE TO PAY THE ANNUAL INCOME AMOUNT);

 (VI)BOTH THE UNADJUSTED ACCOUNT VALUE AND ANNUAL INCOME AMOUNT EQUAL ZERO DUE TO A WITHDRAWAL OF EXCESS INCOME;
(VII)YOU ALLOCATE OR TRANSFER ANY PORTION OF YOUR ACCOUNT VALUE TO ANY SUB-ACCOUNT(S) TO WHICH YOU ARE NOT PERMITTED TO ELECTIVELY ALLOCATE OR TRANSFER ACCOUNT VALUE (MAY VARY BY STATE);* OR

(VIII)YOU CEASE TO MEET OUR REQUIREMENTS AS DESCRIBED IN "ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT".


 * Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to reallocate to permitted investment options applicable to your benefit.


 "Due Proof of Death" is satisfied when we receive all of the following in Good
 Order: (a) a death certificate or similar documentation acceptable to us;
 (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.

 Upon termination of Spousal Highest Daily Lifetime Income v2.1 other than upon the death of the second Designated Life or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Unadjusted Account Value falling below the Account Value Floor. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Static Re-balancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Money Market Sub-account.

 HOW SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 TRANSFERS UNADJUSTED ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST INVESTMENT GRADE BOND SUB-ACCOUNT

 See "How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account" in the discussion of Highest Daily Lifetime Income v2.1 above for information regarding this component of the benefit.


 ADDITIONAL TAX CONSIDERATIONS
 Please see the Additional Tax Considerations section under Highest Daily Lifetime Income v2.1 above.

 HIGHEST DAILY LIFETIME INCOME V2.1 WITH HIGHEST DAILY DEATH BENEFIT
 Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit ("HD DB") is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for life. This benefit also provides for a highest daily death benefit, subject to the terms of the benefit. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. We reserve the right, in our sole discretion, to cease offering this benefit for new elections, at any time.

 We offer a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life provided that you do not take withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time "Non-Lifetime Withdrawal". All other partial withdrawals from your Annuity are considered a "Lifetime Withdrawal" under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income) ("Guarantee Payments"). Highest Daily Lifetime Income v2.1 with HD DB may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and also wish to provide a death benefit to your beneficiaries. You are not required to take withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime Income v2.1 with HD DB is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled "How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account."

 Highest Daily Lifetime Income v2.1 is offered with or without the HD DB component; however, you may only elect HD DB with Highest Daily Lifetime Income v2.1, and you must elect the HD DB benefit at the time you elect Highest Daily Lifetime Income v2.1. If you elect Highest Daily Lifetime Income v2.1 without HD DB and would like to add the feature later, you must first terminate Highest Daily Lifetime Income v2.1 and elect Highest Daily Lifetime Income v2.1 with HD DB (subject to availability and benefit re-election provisions). Please note that if you terminate Highest Daily Lifetime Income v2.1 and elect Highest Daily Lifetime Income v2.1 with HD DB you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. Highest Daily Lifetime Income v2.1 with HD DB is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, it may not be combined with any other optional living or death benefit.

 The income benefit under Highest Daily Lifetime Income v2.1 with HD DB currently is based on a single "designated life" who is between the ages of 50 and 79 on the date that the benefit is elected and received in Good Order. As long as your Highest Daily Lifetime Income v2.1 with HD DB is in effect, you must allocate your Unadjusted Account Value in accordance with the permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the "Investment Options" section of the prospectus.


 ALTHOUGH YOU ARE GUARANTEED THE ABILITY TO WITHDRAW YOUR ANNUAL INCOME AMOUNT FOR LIFE EVEN IF YOUR UNADJUSTED ACCOUNT VALUE FALLS TO ZERO, IF THAT PARTICULAR WITHDRAWAL OF EXCESS INCOME (DESCRIBED BELOW) BRINGS YOUR UNADJUSTED ACCOUNT VALUE TO ZERO, YOUR ANNUAL INCOME AMOUNT ALSO WOULD FALL TO ZERO, AND THE BENEFIT AND THE ANNUITY THEN WOULD TERMINATE. IN THAT SCENARIO, NO FURTHER AMOUNT WOULD BE PAYABLE UNDER HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB (INCLUDING NO PAYMENT OF THE HIGHEST DAILY DEATH BENEFIT AMOUNT). AS TO THE IMPACT OF SUCH A SCENARIO ON ANY OTHER OPTIONAL BENEFIT, PLEASE SEE THE FOLLOWING SECTIONS IN THIS SUPPLEMENT: "HIGHEST DAILY LIFETIME INCOME V2.1 BENEFIT", "SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 BENEFIT" AND "SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HIGHEST DAILY DEATH BENEFIT".


 You may also participate in the 6 or 12 Month DCA Program if you elect Highest Daily Lifetime Income v2.1 with HD DB, subject to the 6 or 12 Month DCA Program's rules. See the section of the prospectus entitled "6 or 12 Month Dollar Cost Averaging Program" for details.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraphs.

 The "Periodic Value" is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal.

 The Periodic Value ON OR BEFORE the Roll-Up End Date
 On any day we recalculate the Periodic Value (a "Current Valuation Day") that falls ON OR BEFORE the tenth (10/th/) anniversary of the benefit effective date (or the "Roll-Up End Date"), the Periodic Value is equal to the greater of:
 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
 (2)the Unadjusted Account Value on the current Valuation Day.

 The Periodic Value AFTER the Roll-Up End Date
 On any Current Valuation Day that falls AFTER the Roll-Up End Date, the Periodic Value is equal to the greater of:
 (1)the Periodic Value for the Prior Valuation Day, plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
 (2)the Unadjusted Account Value on the current Valuation Day.



 Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled "Example of dollar-for-dollar reductions").

 PLEASE NOTE THAT IF YOU ELECT HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB, YOUR ACCOUNT VALUE IS NOT GUARANTEED, CAN FLUCTUATE AND MAY LOSE VALUE.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal. The percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59 1/2; 4% for ages 59 1/2 to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or older. Under Highest Daily Lifetime Income v2.1 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.

 AS DISCUSSED IN THIS PARAGRAPH, WHEN YOU MAKE A PARTIAL WITHDRAWAL THAT IS SUBJECT TO A CDSC AND/OR TAX WITHHOLDING, WE WILL IDENTIFY THE AMOUNT THAT INCLUDES NOT ONLY THE AMOUNT YOU ACTUALLY RECEIVE, BUT ALSO THE AMOUNT OF THE CDSC AND/OR TAX WITHHOLDING, TO DETERMINE WHETHER YOUR WITHDRAWAL HAS EXCEEDED THE ANNUAL INCOME AMOUNT. WHEN YOU TAKE A PARTIAL WITHDRAWAL, YOU MAY REQUEST A "GROSS" WITHDRAWAL AMOUNT (E.G., $2,000) BUT THEN HAVE ANY CDSC AND/OR TAX WITHHOLDING DEDUCTED FROM THE AMOUNT YOU ACTUALLY RECEIVE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME). THE PORTION OF A WITHDRAWAL THAT EXCEEDED YOUR ANNUAL INCOME AMOUNT (IF ANY) WOULD BE TREATED AS EXCESS INCOME AND THUS WOULD REDUCE YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS. ALTERNATIVELY, YOU MAY REQUEST THAT A "NET" WITHDRAWAL AMOUNT ACTUALLY BE PAID TO YOU (E.G., $2,000), WITH THE UNDERSTANDING THAT ANY CDSC AND/OR TAX WITHHOLDING (E.G., $240) BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME). IN THE LATTER SCENARIO, WE DETERMINE WHETHER ANY PORTION OF THE WITHDRAWAL IS TO BE TREATED AS EXCESS INCOME BY LOOKING TO THE SUM OF THE NET AMOUNT YOU ACTUALLY RECEIVE (E.G., $2,000) AND THE AMOUNT OF ANY CDSC AND/OR TAX WITHHOLDING (IN THIS EXAMPLE, A TOTAL OF $2,240). THE AMOUNT OF THAT SUM (E.G., THE $2,000 YOU RECEIVED PLUS THE $240 FOR THE CDSC AND/OR TAX WITHHOLDING) THAT EXCEEDS YOUR ANNUAL INCOME AMOUNT WILL BE TREATED AS EXCESS INCOME - THEREBY REDUCING YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS.


 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.


 Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime Income v2.1 with HD DB and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59 1/2; 4% for ages 59 1/2 to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).


 After your first Lifetime Withdrawal and before your Unadjusted Account Value is reduced to zero, you may make additional Purchase Payments, subject to the limits in the next paragraph. We reserve the right not to accept additional Purchase Payments if the Unadjusted Account Value becomes zero.


 While Highest Daily Lifetime Income v2.1 with HD DB is in effect, we may limit, restrict, suspend or reject any additional Purchase Payment at any time, but would do so on a non-discriminatory basis. Circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to, the following:
..   if we determine that, as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s);

..   if we are not then offering this benefit for new issues; or
..   if we are offering a modified version of this benefit for new issues.


 If we exercise our right to restrict, suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, you may no longer be able to fund your Highest Daily Lifetime Income v2.1 with HD DB. This means that you may no longer be able to increase the values associated with your Highest Daily Lifetime Income v2.1 with HD DB through additional Purchase Payments.


 We will exercise such reservation of right for all annuity purchasers in the same class of annuity, in a non-discriminatory manner.

 HIGHEST DAILY AUTO STEP-UP
 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of Highest Daily Lifetime Income v2.1 with HD DB. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the

 "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 3% for ages 50 to 54; 3.5% for ages 55 to less than 59 1/2; 4% for ages 59 1/2 to 64; 4.5% for ages 65 to 69; 5% for ages 70 to 84; and 6% for ages 85 or older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Income v2.1 with HD DB has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Income v2.1 with HD DB upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should consult with your Financial Professional and carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled "Your Optional Benefit Fees and Charges."


 If you are enrolled in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any Systematic Withdrawal program.

 Highest Daily Lifetime Income v2.1 with HD DB does not affect your ability to take partial withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Income v2.1 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in any Annuity Year are less than the Annual Income Amount, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).

 Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to the Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.


 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Income v2.1 with HD DB or any other fees and charges under the Annuity. Assume the following for all three examples:

..   The Issue Date is November 1
..   Highest Daily Lifetime Income v2.1 with HD DB is elected on August 1 of the following calendar year
..   The Annuitant was 70 years old when he/she elected Highest Daily Lifetime
    Income v2.1 with HD DB
..   The first withdrawal is a Lifetime Withdrawal



 Unless otherwise indicated, all dates referenced hereafter in these examples occur in the same year the benefit is elected and it is assumed that they fall on consecutive business days.


 EXAMPLE OF DOLLAR-FOR-DOLLAR REDUCTIONS
 On October 28, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 70 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). The Highest Daily Death Benefit Amount is $115,420. Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500) and the Highest Daily Death Benefit Amount ($115,420 less $2,500 = $112,920).

 EXAMPLE OF PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

     Account Value before Lifetime withdrawal                  $118,000.00
     Less amount of "non" Excess Income                        $  3,500.00
     Account Value immediately before Excess Income of $1,500  $114,500.00
     Excess Income amount                                      $  1,500.00
     Ratio                                                            1.31%
     Annual Income Amount                                      $  6,000.00
     Less ratio of 1.31%                                       $     78.60
     Annual Income Amount for future Annuity Years             $  5,921.40

 EXAMPLE OF HIGHEST DAILY AUTO STEP-UP
 On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments (including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the Excess Income on October 29 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 70 and 84 on the date of the potential step-up) of the highest daily Unadjusted Account Value, adjusted for withdrawals and Purchase Payments (including any associated Purchase Credits), is greater than $5,921.40. Here are the calculations for determining the daily values. Only the October 28 value is being adjusted for Excess Income as the October 30, October 31, and November 1 Valuation Days occur after the Excess Income on October 29.

                               HIGHEST DAILY VALUE    ADJUSTED ANNUAL INCOME
                UNADJUSTED   (ADJUSTED FOR WITHDRAWAL   AMOUNT (5% OF THE
   DATE*       ACCOUNT VALUE AND PURCHASE PAYMENTS)**  HIGHEST DAILY VALUE)
   -----       ------------- ------------------------ ----------------------
   October 28   $119,000.00        $119,000.00              $5,950.00
   October 29   $113,000.00        $113,986.95              $5,699.35
   October 30   $113,000.00        $113,986.95              $5,699.35
   October 31   $119,000.00        $119,000.00              $5,950.00
   November 1   $118,473.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is November 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be the Annuity Anniversary and every day following the Annuity Anniversary. The Annuity Anniversary Date of
    November 1 is considered the first Valuation Date in the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on October 28, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on October 29 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Unadjusted Account Value of $119,000 on October 28 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in Unadjusted Account Value of $115,500 before the Excess Income.
   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the Excess Income divided by the Account Value immediately preceding the Excess Income) resulting in a Highest Daily Value of $113,986.95.
   . The adjusted October 29 Highest Daily Value, $113,986.95, is carried forward to the next Valuation Date of October 30. At this time, we compare this amount to the Unadjusted Account Value on October 30, $113,000. Since the October 29 adjusted Highest Daily Value of $113,986.95 is greater than the October 30 Unadjusted Account Value, we will continue to carry $113,986.95 forward to the next Valuation Day of October 31. The Unadjusted Account Value on October 31, $119,000.00, becomes the final Highest Daily Value since it exceeds the $113,986.95 carried forward.
   . The October 31 adjusted Highest Daily Value of $119,000.00 is also greater than the November 1 Unadjusted Account Value, so we will continue to carry $119,000.00 forward to the first Valuation Day of November 1.

 In this example, the final Highest Daily Value of $119,000.00 is converted to an Annual Income Amount based on the applicable percentage of 5%, generating an Annual Income Amount of $5,950.00. Since this amount is greater than the current year's Annual Income Amount of $5,921.40 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on November 1 and continuing through October 31 of the following calendar year, will be stepped-up to $5,950.00.

 NON-LIFETIME WITHDRAWAL FEATURE
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Highest Daily Lifetime Income v2.1 with HD DB. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Surrenders - Surrender Value" in the prospectus). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Highest Daily Lifetime Income v2.1 with HD DB. You must tell us at the time you take the withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Highest Daily Lifetime Income v2.1 with HD DB. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.


 The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Highest Daily Death Benefit Amount. It will reduce each value by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal.


 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. Thus, the first withdrawal will be a Lifetime Withdrawal.

 EXAMPLE - NON-LIFETIME WITHDRAWAL (PROPORTIONAL REDUCTION)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
 Assume the following:
..   The Issue Date is December 3
..   Highest Daily Lifetime Income v2.1 with HD DB is elected on September 4 of the following calendar year
..   The Unadjusted Account Value at benefit election was $105,000
..   The Annuitant was 70 years old when he/she elected Highest Daily Lifetime
    Income v2.1 with HD DB
..   No previous withdrawals have been taken under Highest Daily Lifetime Income
    v2.1 with HD DB


 On October 3 of the year the benefit is elected, the Protected Withdrawal Value is $125,000, the Highest Daily Death Benefit Amount is $115,420, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on that same October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Highest Daily Lifetime Income v2.1 with HD DB will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.


 HERE IS THE CALCULATION:


       Withdrawal amount                                   $ 15,000.00
       Divided by Account Value before withdrawal          $120,000.00
       Equals ratio                                               12.5%
       All guarantees will be reduced by the above ratio         (12.5%)
       Protected Withdrawal Value                          $109,375.00
       Highest Daily Death Benefit Amount                  $100,992.50


 REQUIRED MINIMUM DISTRIBUTIONS
 Required Minimum Distributions ("RMD") for this Annuity must be taken by April 1st in the year following the date you turn age 70 1/2 and by December 31/st/ for subsequent calendar years. If the annual RMD amount is greater than the Annual Income Amount, a withdrawal of the RMD amount will not be treated as a withdrawal of Excess Income, as long as the RMD amount is calculated by us for this Annuity and administered under a program we support each calendar year. If you are not participating in an RMD withdrawal program each calendar year, you can alternatively satisfy the RMD amount without it being treated as a withdrawal of Excess Income.

 The following rules apply to determine if any portion of an RMD amount will be treated as Excess Income.

 For purposes of this provision, in relation to any Annuity Year, the "Second Calendar Year" is the calendar year following the calendar year in which the Annuity Year began.

 In general, withdrawals made from the Annuity during an Annuity Year to meet the RMD provisions of the Code will not be treated as Excess Income. However, if in any Annuity Year, you take a Lifetime Withdrawal in the Second Calendar Year, then the amount which will not be treated as Excess Income is the greater of:
 (1)the remaining Annual Income Amount for that Annuity Year, and
 (2)the difference between the Second Calendar Year's remaining RMD amount and the Annual Income Amount.

 Any remaining RMD amount for the Second Calendar Year can be taken in the following Annuity Year.

 If, in any Annuity Year, your RMD amount is not greater than the Annual Income Amount, any withdrawals in excess of the Annual Income Amount will be treated as Excess Income.

 Please see hypothetical examples below for details.

 If you do not comply with the rules described above, any withdrawal that exceeds the Annual Income Amount will be treated as a withdrawal of Excess Income, which will reduce your Annual Income Amount in future Annuity Years. This may include situations where you comply with the rules outlined above and then decide to take additional withdrawals after satisfying your RMD requirement from the Annuity.

 We will assume your first withdrawal under the benefit is a Lifetime Withdrawal unless you designated the withdrawal as a Non-Lifetime Withdrawal.

 EXAMPLE
 The following example is purely hypothetical and intended to illustrate a scenario as described above. Note that withdrawals must comply with all IRS guidelines in order to satisfy the RMD for the current calendar year.

 Assumptions:

 RMD Calendar Year
 01/01/2013 to 12/31/2013

 Annuity Year
 06/01/2012 to 05/31/2013

 Annual Income Amount and RMD Amount
 Annual Income Amount = $5,000
 Remaining Annual Income Amount as of 1/3/2013 = $3,000 (a $2,000 withdrawal was taken on 7/1/2012)
 RMD Amount for Calendar Year 2013 = $6,000

 The amount you may withdraw in the current Annuity Year (between 1/3/2013 and 5/31/2013) without it being treated as Excess Income is $4,000. Here is the calculation: $3,000 + ($6,000 - $5,000) = $4,000.

 If the $4,000 withdrawal is taken in the current Annuity Year (prior to 6/1/2013), the remaining Annual Income Amount will be zero and the remaining RMD amount of $2,000 may be taken in the subsequent Annuity Year beginning on 6/1/2013 (when your Annual Income Amount is reset to $5,000).

 If you had chosen to not take any additional withdrawals until on or after 6/1/2013, then you would be eligible to withdraw $6,000 without it being treated as a withdrawal of Excess Income.

 HIGHEST DAILY DEATH BENEFIT

 A Death Benefit is payable under Highest Daily Lifetime Income v2.1 with HD DB (until we begin making Guarantee Payments under the benefit or annuity payments have begun) upon the death of the Owner (Annuitant if entity owned), also referred to as the "Single Designated Life", when we receive Due Proof of Death. The Death Benefit is the greatest of: the Minimum Death Benefit (described in the prospectus) or the Highest Daily Death Benefit Amount described below.


 HIGHEST DAILY DEATH BENEFIT AMOUNT:
 On the date you elect Highest Daily Lifetime Income v2.1 with HD DB, the Highest Daily Death Benefit Amount is equal to your Unadjusted Account Value. On each subsequent Valuation Day, until the date of death of the decedent, the Highest Daily Death Benefit Amount will be the greater of:
 (1)The Unadjusted Account Value on the current Valuation Day; and
 (2)The Highest Daily Death Benefit Amount of the immediately preceding Valuation Day,
   .   increased by any Purchase Payments made on the current Valuation Day and,
   . reduced by the effect of withdrawals made on the current Valuation Day, as described below.

 Please note that the Highest Daily Death Benefit Amount does not have any guaranteed growth rate associated with it and therefore can be a different amount than any of the guaranteed values associated with the living benefit features of Highest Daily Lifetime Income v2.1 with HD DB.

 A Non-Lifetime Withdrawal will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Non-Lifetime Withdrawal to the Account Value immediately prior to the Non-Lifetime Withdrawal. A Lifetime Withdrawal that is not considered Excess Income will reduce the Highest Daily Death Benefit Amount (dollar-for-dollar) by the amount of the withdrawal. All or a portion of a Lifetime Withdrawal that is considered Excess Income will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Excess Income to the Account Value immediately prior to the withdrawal of the Excess Income.

 The Highest Daily Death Benefit will be calculated on the date of death of the decedent and will be:
..   increased by the amount of any additional Adjusted Purchase Payments, and
..   reduced by the effect of any withdrawals (as described in the preceding paragraph),
 made during the period between the decedent's date of death and the date we receive Due Proof of Death.

 We will reduce the Highest Daily Death Benefit Amount payable under this benefit by Purchase Credits applied during the period beginning 12 months prior to the decedent's date of death and ending on the date we receive Due Proof of Death. We may waive, on a non-discriminatory basis, our right to deduct such Purchase Credits.

 PLEASE NOTE THAT THE HIGHEST DAILY DEATH BENEFIT AMOUNT IS AVAILABLE ONLY UNTIL WE MAKE GUARANTEE PAYMENTS UNDER HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB OR ANNUITY PAYMENTS BEGIN. THIS MEANS THAT ANY WITHDRAWALS THAT REDUCE YOUR UNADJUSTED ACCOUNT VALUE TO ZERO WILL ALSO REDUCE THE HIGHEST DAILY DEATH BENEFIT AMOUNT TO ZERO.

 ALL OTHER PROVISIONS APPLICABLE TO DEATH BENEFITS UNDER YOUR ANNUITY WILL CONTINUE TO APPLY. SEE THE "DEATH BENEFITS" SECTION OF THE PROSPECTUS FOR MORE INFORMATION PERTAINING TO DEATH BENEFITS.

 BENEFITS UNDER HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB
..   To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and Guarantee Payments amounts are still payable under Highest Daily Lifetime Income v2.1 with HD DB, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. After the Unadjusted Account Value is reduced to zero, you will not be permitted to make additional Purchase Payments to your Annuity. TO THE EXTENT THAT CUMULATIVE PARTIAL WITHDRAWALS IN THE ANNUITY YEAR THAT REDUCED YOUR UNADJUSTED ACCOUNT VALUE TO ZERO ARE MORE THAN THE ANNUAL INCOME AMOUNT, HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB TERMINATES, AND NO ADDITIONAL PAYMENTS ARE PERMITTED.
..   Please note that if your Unadjusted Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the Latest Annuity Date will be treated as annuity payments.

..   Please note that if your Unadjusted Account Value is reduced to zero due to withdrawals or annuitization, any Death Benefit value, including that of the HD DB feature, will terminate. This means that the HD DB is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual
    Income Amount or less than or equal to, your Annual Income Amount.

..   If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

    (1)apply your Unadjusted Account Value, less any applicable tax charges, to any annuity option available; or
    (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our Service Office. If applying your Unadjusted Account Value, less any applicable tax charges, to the life-only annuity payment rates results in a higher annual payment, we will give you the higher annual payment.

..   In the absence of an election when mandatory annuity payments are to begin we currently make annual annuity payments in the form of a single life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the period certain in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:

    (1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
    (2)the Unadjusted Account Value.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under Highest Daily Lifetime Income v2.1 with HD DB are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active Systematic
    Withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while Highest Daily Lifetime Income v2.1 with HD DB is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA MVA Options. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.
..   Any Lifetime Withdrawal that you take that is not a withdrawal of Excess
    Income is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Free Withdrawal amount. Any Lifetime Withdrawal that is treated as Excess Income is subject to any applicable CDSC, if the withdrawal is greater than the Free Withdrawal amount. (See "Fees, Charges and Deductions - Contingent Deferred Sales Charge ("CDSC")" and "Access to Account Value -Free Withdrawal Amounts" in the prospectus)
..   You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
..   You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "Investment Options." You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the Permitted Sub-accounts, the DCA MVA Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

..   Upon inception of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to the Permitted Sub-accounts, or to the requirements as to how you may allocate your Unadjusted Account
    Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will only apply upon re-allocation of Unadjusted Account Value, or upon addition of subsequent Purchase Payments. That is, we will not require such current participants to re-allocate Unadjusted Account Value to comply with any new requirements.

..   If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.

..   Any Death Benefit will terminate if any withdrawals taken under Highest
    Daily Lifetime Income v2.1 with HD DB reduce your Unadjusted Account Value to zero. This means that any Death Benefit, including the HD DB, will terminate and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See "Death Benefits" in the prospectus for more information.)

..   The current charge for Highest Daily Lifetime Income v2.1 with HD DB is
    1.50% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Highest Daily Lifetime Income v2.1 with HD DB is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in "Highest Daily Auto Step-Up" above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.375% of the greater of the prior Valuation Day's Unadjusted Account Value and the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

 If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the "Account Value Floor"), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Highest Daily Lifetime Income v2.1 with HD DB would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, partial withdrawals may reduce the Unadjusted Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit.

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 For Highest Daily Lifetime Income v2.1 with HD DB, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be between 50 and 79 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Income v2.1 with HD DB. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Income v2.1 with HD DB, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.

 Highest Daily Lifetime Income v2.1 with HD DB can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime Income v2.1 with HD DB and terminate it, you can re-elect it, subject to our current rules and availability. See "Termination of Existing Benefits and Election of New Benefits" in the prospectus for information pertaining to elections, termination and re-election of benefits. PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT AND ELECT HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND YOUR GUARANTEES UNDER HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB WILL BE BASED ON YOUR UNADJUSTED ACCOUNT VALUE ON THE EFFECTIVE DATE OF HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB. You and your Financial Professional should carefully consider whether terminating your existing benefit and electing Highest Daily Lifetime Income v2.1 with HD DB is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future for new elections of this benefit.

 If you wish to elect this benefit and you are currently participating in a Systematic Withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity's Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Highest Daily Lifetime Income v2.1 with HD DB so long as you participate in a Systematic Withdrawal program in which withdrawals are not taken pro rata.

 TERMINATION OF THE BENEFIT
 You may terminate Highest Daily Lifetime Income v2.1 with HD DB at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit, including the HD DB, will terminate as of the date the termination is effective, and certain restrictions on re-election may apply.

 THE BENEFIT AUTOMATICALLY TERMINATES UPON THE FIRST TO OCCUR OF THE FOLLOWING:

 (I)YOUR TERMINATION OF THE BENEFIT;
(II)YOUR SURRENDER OF THE ANNUITY;
(III)YOUR ELECTION TO BEGIN RECEIVING ANNUITY PAYMENTS (ALTHOUGH IF YOU HAVE ELECTED TO RECEIVE THE ANNUAL INCOME AMOUNT IN THE FORM OF ANNUITY PAYMENTS, WE WILL CONTINUE TO PAY THE ANNUAL INCOME AMOUNT);
(IV)OUR RECEIPT OF DUE PROOF OF DEATH OF THE OWNER (OR ANNUITANT FOR ENTITY-OWNED ANNUITIES);
 (V)BOTH THE UNADJUSTED ACCOUNT VALUE AND ANNUAL INCOME AMOUNT EQUAL ZERO DUE TO A WITHDRAWAL OF EXCESS INCOME;
(VI)YOU ALLOCATE OR TRANSFER ANY PORTION OF YOUR ACCOUNT VALUE TO ANY SUB-ACCOUNT(S) TO WHICH YOU ARE NOT PERMITTED TO ELECTIVELY ALLOCATE OR TRANSFER ACCOUNT VALUE (MAY VARY BY STATE);* OR
(VII)YOU CEASE TO MEET OUR REQUIREMENTS AS DESCRIBED IN "ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT" ABOVE.

 * Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to reallocate to permitted investment options applicable to your benefit.


 "Due Proof of Death" is satisfied when we receive all of the following in Good
 Order: (a) a death certificate or similar documentation acceptable to us;
 (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.

 Upon termination of Highest Daily Lifetime Income v2.1 with HD DB, other than upon the death of the Owner or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will:
 (i) leave intact amounts that are held in the Permitted Sub-accounts, and
 (ii) unless you are participating in an asset allocation program (i.e., Static Re-balancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Money Market Sub-account.

 If a surviving spouse elects to continue the Annuity, Highest Daily Lifetime Income v2.1 with HD DB terminates upon Due Proof of Death. The spouse may newly elect the benefit subject to the restrictions discussed above.

 HOW HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB TRANSFERS UNADJUSTED ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST INVESTMENT GRADE BOND SUB-ACCOUNT

 See "How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account" in the discussion of Highest Daily Lifetime Income v2.1 above for information regarding this component of the benefit.


 ADDITIONAL TAX CONSIDERATIONS
 Please see the Additional Tax Considerations section under Highest Daily Lifetime Income v2.1 above.

 SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HIGHEST DAILY DEATH BENEFIT Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit ("HD DB") is a lifetime guaranteed minimum withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to take a certain annual withdrawal amount for the lives of two individuals who are spouses. This benefit also provides for a highest daily death benefit, subject to the terms of the benefit. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. We reserve the right, in our sole discretion, to cease offering this benefit for new elections at any time.

 We offer a benefit that guarantees, until the death of the Remaining Designated Life (as described below) (the "designated lives", and each, a "designated life"), the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Unadjusted Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives, provided you have not made withdrawals of Excess Income that result in your Unadjusted Account Value being reduced to zero. We also permit you to designate the first withdrawal from your Annuity as a one-time "Non-Lifetime Withdrawal." All other withdrawals from your Annuity are considered a "Lifetime Withdrawal" under the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Unadjusted Account Value is reduced to zero (for any reason other than due to partial withdrawals of Excess Income) ("Guarantee Payments"). The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue Spousal Highest Daily Lifetime Income v2.1 with HD DB after the death of the first spouse (subject to the provisions below regarding a Remaining Designated Life), and also want to provide a death benefit. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 An integral component of Spousal Highest Daily Lifetime Income v2.1 with HD DB is the predetermined mathematical formula we employ that may periodically transfer your Unadjusted Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled "How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account."

 Spousal Highest Daily Lifetime Income v2.1 with HD DB is the spousal version of Highest Daily Lifetime Income v2.1 with HD DB. Spousal Highest Daily Lifetime Income v2.1 is offered with or without the HD DB component; however, you may only elect HD DB with Spousal Highest Daily Lifetime Income v2.1, and you must elect the HD DB benefit at the time you elect Spousal Highest Daily Lifetime Income v2.1. If you elect Spousal Highest Daily Lifetime Income v2.1 without HD DB and would like to add the feature later, you must first terminate Spousal Highest Daily Lifetime Income v2.1 and elect Spousal Highest Daily Lifetime Income v2.1 with HD DB (subject to availability and benefit re-election provisions). Please note that if you terminate Spousal Highest Daily Lifetime Income v2.1 and elect Spousal Highest Daily Lifetime Income v2.1 with HD DB you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Unadjusted Account Value as of the date the new benefit becomes active. Spousal Highest Daily Lifetime Income v2.1 with HD DB is offered as an alternative to other lifetime withdrawal options. Currently, if you elect Spousal Highest Daily Lifetime Income v2.1 with HD DB and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See "Election of and Designations under the Benefit" below and "Termination of Existing Benefits and Election of New Benefits" in the prospectus for details. Spousal Highest Daily Lifetime Income v2.1 with HD DB must be elected based on two designated lives, as described below. Each designated life must be between the ages of 50 and 79 years old when the benefit is elected. Spousal Highest Daily Lifetime Income v2.1 with HD DB is not available if you elect any other optional living or death benefit.

 As long as your Spousal Highest Daily Lifetime Income v2.1 with HD DB is in effect, you must allocate your Unadjusted Account Value in accordance with the permitted Sub-accounts and other Investment Option(s) available with this benefit. For a more detailed description of the permitted Investment Options, see the "Investment Options" section of the prospectus.


 ALTHOUGH YOU ARE GUARANTEED THE ABILITY TO WITHDRAW YOUR ANNUAL INCOME AMOUNT FOR LIFE EVEN IF YOUR UNADJUSTED ACCOUNT VALUE FALLS TO ZERO, IF THAT PARTICULAR WITHDRAWAL OF EXCESS INCOME (DESCRIBED BELOW) BRINGS YOUR UNADJUSTED ACCOUNT VALUE TO ZERO, YOUR ANNUAL INCOME AMOUNT ALSO WOULD FALL TO ZERO, AND THE BENEFIT AND THE ANNUITY THEN WOULD TERMINATE. IN THAT SCENARIO, NO FURTHER AMOUNT WOULD BE PAYABLE UNDER SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB. AS TO THE IMPACT OF SUCH A SCENARIO ON ANY OTHER OPTIONAL BENEFIT, PLEASE SEE THE FOLLOWING SECTIONS IN THIS SUPPLEMENT: "HIGHEST DAILY LIFETIME INCOME V2.1 BENEFIT", "SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 BENEFIT" AND "HIGHEST DAILY LIFETIME INCOME V2.1 WITH HIGHEST DAILY DEATH BENEFIT".


 You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime Income v2.1 with HD DB, subject to the 6 or 12 Month DCA Program's rules. See the section of the prospectus entitled "6 or 12 Month Dollar Cost Averaging Program" for details.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is only used to calculate the initial Annual Income Amount and the benefit fee. The Protected Withdrawal Value is separate from your Unadjusted Account Value and not available as cash or a lump sum withdrawal. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Unadjusted Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" is initially equal to the Unadjusted Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. The Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal.

 The Periodic Value ON OR BEFORE the Roll-Up End Date
 On any day we recalculate the Periodic Value (a "Current Valuation Day") that falls ON OR BEFORE the tenth (10/th/) anniversary of the benefit effective date (or the "Roll-Up End Date"), the Periodic Value is equal to the greater of:
 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
 (2)the Unadjusted Account Value on the current Valuation Day.

 The Periodic Value AFTER the Roll-Up End Date
 On any Current Valuation Day that falls AFTER the Roll-Up End Date, the Periodic Value is equal to the greater of:
 (1)the Periodic Value for the Prior Valuation Day, plus the amount of any Purchase Payment (including any associated Purchase Credits) made on the Current Valuation Day; and
 (2)the Unadjusted Account Value on the current Valuation Day.



 Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Unadjusted Account Value upon any step-up, increased for subsequent Purchase Payments (including any associated Purchase Credits) and reduced for subsequent Lifetime Withdrawals (see the examples that begin immediately prior to the sub-heading below entitled "Example of dollar-for-dollar reductions").

 PLEASE NOTE THAT IF YOU ELECT SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB, YOUR ACCOUNT VALUE IS NOT GUARANTEED, CAN FLUCTUATE AND MAY LOSE VALUE.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB

 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the younger spousal designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 2.5% for ages 50 to 54; 3% for ages 55 to less than 59 1/2; 3.5% for ages 59 1/2 to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older. We use the age of the younger designated life. If you elected this benefit and one of the Spousal Designated Lives becomes the Remaining Designated Life, we will continue to use the age of the younger of both the original Spousal Designated Lives for purposes of calculating the applicable Annual Income percentage. Under Spousal Highest Daily Lifetime Income v2.1 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year and also will reduce the Protected Withdrawal Value on a dollar-for-dollar basis. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Unadjusted Account Value immediately prior to such withdrawal (see examples of this calculation below). Excess Income also will reduce the Protected Withdrawal Value by the same ratio.

 AS DISCUSSED IN THIS PARAGRAPH, WHEN YOU MAKE A PARTIAL WITHDRAWAL THAT IS SUBJECT TO A CDSC AND/OR TAX WITHHOLDING, WE WILL IDENTIFY THE AMOUNT THAT INCLUDES NOT ONLY THE AMOUNT YOU ACTUALLY RECEIVE, BUT ALSO THE AMOUNT OF THE CDSC AND/OR TAX WITHHOLDING, TO DETERMINE WHETHER YOUR WITHDRAWAL HAS EXCEEDED THE ANNUAL INCOME AMOUNT. WHEN YOU TAKE A PARTIAL WITHDRAWAL, YOU MAY REQUEST A "GROSS" WITHDRAWAL AMOUNT (E.G., $2,000) BUT THEN HAVE ANY CDSC AND/OR TAX WITHHOLDING DEDUCTED FROM THE AMOUNT YOU ACTUALLY RECEIVE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME). THE PORTION OF A WITHDRAWAL THAT EXCEEDED YOUR ANNUAL INCOME AMOUNT (IF ANY) WOULD BE TREATED AS EXCESS INCOME AND THUS WOULD REDUCE YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS. ALTERNATIVELY, YOU MAY REQUEST THAT A "NET" WITHDRAWAL AMOUNT ACTUALLY BE PAID TO YOU (E.G., $2,000), WITH THE UNDERSTANDING THAT ANY CDSC AND/OR TAX WITHHOLDING (E.G., $240) BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME). IN THE LATTER SCENARIO, WE DETERMINE WHETHER ANY PORTION OF THE WITHDRAWAL IS TO BE TREATED AS EXCESS INCOME BY LOOKING TO THE SUM OF THE NET AMOUNT YOU ACTUALLY RECEIVE (E.G., $2,000) AND THE AMOUNT OF ANY CDSC AND/OR TAX WITHHOLDING (IN THIS EXAMPLE, A TOTAL OF $2,240). THE AMOUNT OF THAT SUM (E.G., THE $2,000 YOU RECEIVED PLUS THE $240 FOR THE CDSC AND/OR TAX WITHHOLDING) THAT EXCEEDS YOUR ANNUAL INCOME AMOUNT WILL BE TREATED AS EXCESS INCOME - THEREBY REDUCING YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS.


 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.


 Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime Income v2.1 with HD DB and subsequent to the first Lifetime Withdrawal will (i) immediately increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated Purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 2.5% for ages 50 to 54; 3% for ages 55 to less than 59 1/2; 3.5% for ages 59 1/2 to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated Purchase Credits).


 After your first Lifetime Withdrawal and before your Unadjusted Account Value is reduced to zero, you may make additional Purchase Payments, subject to the limits in the next paragraph. We reserve the right not to accept additional Purchase Payments if the Unadjusted Account Value becomes zero.


 While Spousal Highest Daily Lifetime Income v2.1 with HD DB is in effect, we may limit, restrict, suspend or reject any additional Purchase Payment at any time, but would do so on a non-discriminatory basis. Circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to, the following:
..   if we determine that, as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s);

..   if we are not then offering this benefit for new issues; or
..   if we are offering a modified version of this benefit for new issues.


 If we exercise our right to restrict, suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, you may no longer be able to fund your Spousal Highest Daily Lifetime Income v2.1 with HD DB. This means that you may no longer be able to increase the values associated with your Spousal Highest Daily Lifetime Income v2.1 with HD DB through additional Purchase Payments.

 We will exercise such reservation of right for all annuity purchasers in the same class of annuity in a non-discriminatory manner.

 HIGHEST DAILY AUTO STEP-UP

 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Unadjusted Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent Purchase Payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the younger spousal designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 2.5% for ages 50 to 54; 3% for ages 55 to less than 59 1/2; 3.5% for ages 59 1/2 to 64; 4% for ages 65 to 69; 4.5% for ages 70 to 84; and 5.5% for ages 85 or older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. We will not automatically increase your Annual Income Amount solely as a result of your attaining a new age that is associated with a new age-based percentage. The Unadjusted Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Unadjusted Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Unadjusted Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Income v2.1 with HD DB has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Income v2.1 with HD DB upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject. Any such increased charge will not be greater than the maximum charge set forth in the table entitled "Your Optional Benefit Fees and Charges".


 If you are enrolled in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount. You must notify us in order to increase the withdrawal amount of any Systematic Withdrawal program.

 Spousal Highest Daily Lifetime Income v2.1 with HD DB does not affect your ability to take withdrawals under your Annuity, or limit your ability to take partial withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Income v2.1 with HD DB, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative Lifetime Withdrawals in an Annuity Year exceed the Annual Income Amount, your Annual Income Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions for this Annuity that comply with our rules).

 Because both the Protected Withdrawal Value and Annual Income Amount are determined in a way that is not solely related to the Unadjusted Account Value, it is possible for the Unadjusted Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Income v2.1 with HD DB or any other fees and charges under the Annuity. Assume the following for all three examples:
..   The Issue Date is November 1
..   Spousal Highest Daily Lifetime Income v2.1 with HD DB is elected on
    August 1 of the following calendar year
..   Both designated lives were 70 years old when they elected Spousal Highest
    Daily Lifetime Income v2.1 with HD DB
..   The first withdrawal is a Lifetime Withdrawal



 Unless otherwise indicated, all dates referenced hereafter in these examples occur in the same year the benefit is elected and it is assumed that they fall on consecutive business days.

 EXAMPLE OF DOLLAR-FOR-DOLLAR REDUCTIONS

 On October 28, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $5,400 (since the younger designated life is between the ages of 70 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 4.5% of the Protected Withdrawal Value, in this case 4.5% of $120,000). The Highest Daily Death Benefit Amount is $115,420. Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including October 31) is $2,900. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($5,400 less $2,500 = $2,900) and the Highest Daily Death Benefit Amount ($115,420 less $2,500 = $112,920).


 EXAMPLE OF PROPORTIONAL REDUCTIONS

 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on October 29 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $2,900 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $2,100 reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the Excess Income to the Account Value immediately prior to the Excess Income. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount.)

 HERE IS THE CALCULATION:

     Account Value before Lifetime Withdrawal                  $118,000.00
     Less amount of "non" Excess Income                        $  2,900.00
     Account Value immediately before Excess Income of $2,100  $115,100.00
     Excess Income amount                                      $  2,100.00
     Ratio                                                            1.82%
     Annual Income Amount                                      $  5,400.00
     Less ratio of 1.82%                                       $     98.28
     Annual Income Amount for future Annuity Years             $  5,301.72

 EXAMPLE OF HIGHEST DAILY AUTO STEP-UP
 On each Annuity Anniversary date after the first Lifetime Withdrawal, the Annual Income Amount is stepped-up if the appropriate percentage (based on the younger designated life's age on that Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments including any associated Purchase Credits), is greater than the Annual Income Amount, adjusted for Excess Income and additional Purchase Payments (including any associated Purchase Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $5,400. However, the Excess Income on October 29 reduces the amount to $5,301.72 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 4.5% (since the younger designated life is between 70 and 84 on the date of the potential step-up) of the highest daily Unadjusted Account Value adjusted for withdrawals and Purchase Payments (including any associated Purchase Credits), is greater than $5,301.72. Here are the calculations for determining the daily values. Only the October 28 value is being adjusted for Excess Income as the October 30, October 31 and November 1 Valuation Days occur after the Excess Income on October 29.


                               HIGHEST DAILY VALUE    ADJUSTED ANNUAL INCOME
                UNADJUSTED   (ADJUSTED FOR WITHDRAWAL  AMOUNT (4.5% OF THE
   DATE*       ACCOUNT VALUE AND PURCHASE PAYMENTS)**  HIGHEST DAILY VALUE)
   -----       ------------- ------------------------ ----------------------
   October 28   $119,000.00        $119,000.00              $5,355.00
   October 29   $113,000.00        $113,986.98              $5,129.41
   October 30   $113,000.00        $113,986.98              $5,129.41
   October 31   $119,000.00        $119,000.00              $5,355.00
   November 1   $118,473.00        $119,000.00              $5,355.00


 * In this example, the Annuity Anniversary date is November 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of November 1 is considered the final Valuation Date for the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on October 28, resulting in an adjusted Annual Income Amount of $5,355.00. This amount is adjusted on October 29 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Unadjusted Account Value of $119,000 on October 28 is first reduced dollar-for-dollar by $2,900 ($2,900 is the remaining Annual Income Amount for the Annuity Year), resulting in an Unadjusted Account Value of $116,100 before the Excess Income.
   . This amount ($116,100) is further reduced by 1.82% (this is the ratio in the above example which is the Excess Income divided by the Account Value immediately preceding the Excess Income) resulting in a Highest Daily Value of $113,986.98.
   . The adjusted October 29 Highest Daily Value, $113,986.98, is carried forward to the next Valuation Date of October 30. At this time, we compare this amount to the Unadjusted Account Value on October 30, $113,000. Since the October 29 adjusted Highest Daily Value of $113,986.98 is greater than the

       October 30 Unadjusted Account Value, we will continue to carry $113,986.98 forward to the next Valuation Day of October 31. The Unadjusted Account Value on October 31, $119,000.00, becomes the final Highest Daily Value since it exceeds the $113,986.98 carried forward.
   . The October 31 adjusted Highest Daily Value of $119,000.00 is also greater than the November 1 Unadjusted Account Value, so we will continue to carry $119,000.00 forward to the first Valuation Day of November 1.

 In this example, the final Highest Daily Value of $119,000.00 is converted to an Annual Income Amount based on the applicable percentage of 4.5%, generating an Annual Income Amount of $5,355.00. Since this amount is greater than the current year's Annual Income Amount of $5,301.72 (adjusted for Excess Income), the Annual Income Amount for the next Annuity Year, starting on November 1 and continuing through October 31 of the following calendar year, will be stepped-up to $5,355.00.

 NON-LIFETIME WITHDRAWAL FEATURE
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Spousal Highest Daily Lifetime Income v2.1 with HD DB. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Surrenders - Surrender Value" in the prospectus). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with Spousal Highest Daily Lifetime Income v2.1 with HD DB. You must tell us at the time you take the partial withdrawal if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under Spousal Highest Daily Lifetime Income v2.1 with HD DB. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Annual Income Amount, which is based on your Protected Withdrawal Value. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime withdrawals may be taken. If you do not take a Non-Lifetime Withdrawal before beginning Lifetime Withdrawals, you lose the ability to take it.


 The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value. It will also proportionally reduce the Highest Daily Death Benefit Amount. It will reduce each value by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal.


 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. Thus, the first withdrawal will be a Lifetime Withdrawal.

 EXAMPLE - NON-LIFETIME WITHDRAWAL (PROPORTIONAL REDUCTION)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit. Assume the following:
..   The Issue Date is December 3
..   Spousal Highest Daily Lifetime Income v2.1 with HD DB is elected on
    September 4 of the following calendar year
..   The Unadjusted Account Value at benefit election was $105,000
..   Each designated life was 70 years old when he/she elected Spousal Highest
    Daily Lifetime Income v2.1 with HD DB
..   No previous withdrawals have been taken under Spousal Highest Daily
    Lifetime Income v2.1 with HD DB


 On October 3 of the year the benefit is elected, the Protected Withdrawal Value is $125,000, the Highest Daily Death Benefit Amount is $115,420, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on that same October 3 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with Spousal Highest Daily Lifetime Income v2.1 with HD DB will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.


 HERE IS THE CALCULATION:


        Withdrawal amount                                  $    15,000
        Divided by Account Value before withdrawal         $   120,000
        Equals ratio                                              12.5%
        All guarantees will be reduced by the above ratio        (12.5%)
        Protected Withdrawal Value                         $   109,375
        Highest Daily Death Benefit Amount                 $100,992.50


 REQUIRED MINIMUM DISTRIBUTIONS

 See the sub-section entitled "Required Minimum Distributions" in the section above concerning Highest Daily Lifetime Income v2.1 with HD DB for a discussion of the relationship between the RMD amount and the Annual Income Amount.

 HIGHEST DAILY DEATH BENEFIT

 A Death Benefit is payable under Spousal Highest Daily Lifetime Income v2.1 with HD DB (until we begin making Guarantee Payments under the benefit or annuity payments have begun) upon the death of the Remaining Designated Life when we receive Due Proof of Death. The Death Benefit is the greatest of: the Minimum Death Benefit (described in the prospectus) or the Highest Daily Death Benefit Amount described below.


 HIGHEST DAILY DEATH BENEFIT AMOUNT:
 On the date you elect Spousal Highest Daily Lifetime Income v2.1 with HD DB, the Highest Daily Death Benefit Amount is equal to your Unadjusted Account Value. On each subsequent Valuation Day, until the date of death of the decedent, the Highest Daily Death Benefit Amount will be the greater of:
 (1)The Unadjusted Account Value on the current Valuation Day; and
 (2)The Highest Daily Death Benefit Amount of the immediately preceding Valuation Day,
..   increased by any Purchase Payments made on the current Valuation Day and,
..   reduced by the effect of withdrawals made on the current Valuation Day, as described below.

 Please note that the Highest Daily Death Benefit Amount does not have any guaranteed growth rate associated with it and therefore can be a different amount than any of the guaranteed values associated with the living benefit features of Spousal Highest Daily Lifetime Income v2.1 with HD DB.

 A Non-Lifetime Withdrawal will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Non-Lifetime Withdrawal to the Account Value immediately prior to the Non-Lifetime Withdrawal. A Lifetime Withdrawal that is not considered Excess Income will reduce the Highest Daily Death Benefit Amount (dollar-for-dollar) by the amount of the withdrawal. All or a portion of a Lifetime Withdrawal that is considered Excess Income will proportionately reduce the Highest Daily Death Benefit Amount by the ratio of the Excess Income to the Account Value immediately prior to the withdrawal of the Excess Income.

 The Highest Daily Death Benefit will be calculated on the date of death of the Remaining Designated Life and will be:
..   increased by the amount of any additional Adjusted Purchase Payments, and
..   reduced by the effect of any withdrawals (as described in the preceding paragraph),
 made during the period between the decedent's date of death and the date we receive Due Proof of Death.

 We will reduce the Highest Daily Death Benefit Amount payable under this benefit by Purchase Credits applied during the period beginning 12 months prior to the decedent's date of death and ending on the date we receive Due Proof of Death. We may waive, on a non-discriminatory basis, our right to deduct such Purchase Credits.

 PLEASE NOTE THAT HIGHEST DAILY DEATH BENEFIT AMOUNT IS AVAILABLE ONLY UNTIL WE MAKE GUARANTEE PAYMENTS UNDER SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB OR ANNUITY PAYMENTS BEGIN. THIS MEANS THAT ANY WITHDRAWALS THAT REDUCE YOUR UNADJUSTED ACCOUNT VALUE TO ZERO WILL ALSO REDUCE THE HIGHEST DAILY DEATH BENEFIT AMOUNT TO ZERO.

 ALL OTHER PROVISIONS APPLICABLE TO DEATH BENEFITS UNDER YOUR ANNUITY CONTINUE TO APPLY. SEE THE "DEATH BENEFITS" SECTION OF THE PROSPECTUS FOR MORE INFORMATION PERTAINING TO DEATH BENEFITS.

 BENEFITS UNDER SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB
..   To the extent that your Unadjusted Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and Guarantee Payments amounts are still payable under Spousal Highest Daily Lifetime Income v2.1 with HD DB, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Unadjusted Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will continue to make payments until the simultaneous deaths of both spousal designated lives, or the death of the Remaining Designated Life. After the Unadjusted Account Value is reduced to zero, you are not permitted to make additional Purchase Payments to your Annuity. TO THE EXTENT THAT CUMULATIVE WITHDRAWALS IN THE ANNUITY YEAR THAT REDUCED YOUR UNADJUSTED ACCOUNT VALUE TO ZERO ARE MORE THAN THE ANNUAL INCOME AMOUNT, SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB TERMINATES, AND NO ADDITIONAL PAYMENTS WILL BE PERMITTED.
..   Please note that if your Unadjusted Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the Latest Annuity Date will be treated as annuity payments.

..   Please note that if your Unadjusted Account Value is reduced to zero due to withdrawals or annuitization, any Death Benefit value, including that of the HD DB feature, will terminate. This means that the HD DB is terminated and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual
    Income Amount or less than or equal to, your Annual Income Amount.

..   If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

    (1)apply your Unadjusted Account Value, less any applicable state required premium tax, to any annuity option available; or
    (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the Remaining Designated Life We must receive your request in a form acceptable to us at our office. If applying your Unadjusted Account Value, less any applicable tax charges, to our current life only (or joint life, depending on the number of designated lives remaining) annuity payment rates results in a higher annual payment, we will give you the higher annual payment.

..   In the absence of an election when mandatory annuity payments are to begin, we currently make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with eight payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the certain period in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:

    (1)the present value of the future Annual Income Amount payments (if no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin). Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
    (2)the Unadjusted Account Value.

 OTHER IMPORTANT CONSIDERATIONS

..   Withdrawals under the Spousal Highest Daily Lifetime Income v2.1 with HD DB benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as partial withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first systematic withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal. Withdrawals made while Spousal Highest Daily Lifetime Income v2.1 with HD DB is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA MVA Options. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.

..   Any Lifetime Withdrawal that you take that is not a withdrawal of Excess
    Income is not subject to a CDSC, even if the total amount of such withdrawals in any Annuity Year exceeds the maximum Free Withdrawal amount. Any Lifetime Withdrawal that is treated as Excess Income is subject to any applicable CDSC, if the withdrawal is greater than the Free Withdrawal amount. (See "Fees, Charges and Deductions - Contingent Deferred Sales Charge ("CDSC")" and "Access to Account Value - Free Withdrawal Amounts" in the prospectus.)
..   You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Unadjusted Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking Lifetime Withdrawals.
..   You cannot allocate Purchase Payments or transfer Unadjusted Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolios appears in the prospectus section entitled "Investment Options." In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the Permitted Sub-accounts, the DCA MVA Options, and the AST Investment Grade Bond Sub-account triggered by the predetermined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
..   Upon inception of the benefit, 100% of your Unadjusted Account Value must be allocated to the Permitted Sub-accounts. We may amend the Permitted Sub-accounts from time to time. Changes to Permitted Sub-accounts, or to the requirements as to how you may allocate your Unadjusted Account Value with this benefit, will apply to new elections of the benefit and may apply to current participants in the benefit. To the extent that changes apply to current participants in the benefit, they will apply only upon re-allocation of Unadjusted Account Value, or upon addition of additional Purchase Payments. That is, we will not require such current participants to re-allocate Unadjusted Account Value to comply with any new requirements.
..   If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in Good Order, we will (i) sell Units of the non-permitted Sub-accounts and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Unadjusted Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not begin until the close of business on the following Valuation Day.

..   Any Death Benefit will terminate if any withdrawals taken under Spousal
    Highest Daily Lifetime Income v2.1 with HD DB reduce your Unadjusted Account Value to zero. This means that any Death Benefit, including the HD DB, will terminate and no Death Benefit is payable if your Unadjusted Account Value is reduced to zero as the result of either a withdrawal in excess of your Annual Income Amount or less than or equal to, your Annual Income Amount. (See "Death Benefits" in the prospectus for more information.)

..   Spousal Continuation: If a Death Benefit is not payable on the death of a spousal designated life (e.g., if the first of the spousal designated lives to die is the Beneficiary but not an Owner), Spousal Highest Daily Lifetime Income v2.1 with HD DB will remain in force unless we are instructed otherwise.
..   The current charge for Spousal Highest Daily Lifetime Income v2.1 with HD
    DB is 1.60% annually of the greater of Unadjusted Account Value and Protected Withdrawal Value. The maximum charge for Spousal Highest Daily Lifetime Income v2.1 with HD DB is 2.00% annually of the greater of the Unadjusted Account Value and Protected Withdrawal Value. As discussed in "Highest Daily Auto Step-Up" above, we may increase the fee upon a step-up under this benefit. We deduct this charge on quarterly anniversaries of the benefit effective date, based on the values on the last Valuation Day prior to the quarterly anniversary. Thus, we deduct, on a quarterly basis, 0.40% of the greater of the prior Valuation Day's Unadjusted Account Value, or the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. You will begin paying this charge as of the effective date of the benefit even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

 If the deduction of the charge would result in the Unadjusted Account Value falling below the lesser of $500 or 5% of the sum of the Unadjusted Account Value on the effective date of the benefit plus all Purchase Payments made subsequent thereto (and any associated Purchase Credits) (we refer to this as the "Account Value Floor"), we will only deduct that portion of the charge that would not cause the Unadjusted Account Value to fall below the Account Value Floor. If the Unadjusted Account Value on the date we would deduct a charge for the benefit is less than the Account Value Floor, then no charge will be assessed for that benefit quarter. Charges deducted upon termination of the benefit may cause the Unadjusted Account Value to fall below the Account Value Floor. If a charge for Spousal Highest Daily Lifetime Income v2.1 with HD DB would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Unadjusted Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Unadjusted Account Value to zero, withdrawals may reduce the Unadjusted Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit.

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 Spousal Highest Daily Lifetime Income v2.1 with HD DB can only be elected based on two designated lives. Designated lives must be natural persons who are each other's spouses at the time of election of the benefit. Currently, Spousal Highest Daily Lifetime Income v2.1 with HD DB only may be elected if the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the sole Beneficiary is the Owner's spouse. Each Owner/Annuitant and the Beneficiary must be between 50 - 79 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The
    Beneficiary designation must be the surviving spouse, or the spouses named equally. One of the Owners must be the Annuitant. Each Owner must be between 50 and 79 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the Beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Each of the Annuitant and the Contingent Annuitant must be between 50 and 79 years old at the time of election.

 REMAINING DESIGNATED LIFE: A Remaining Designated Life must be a natural person and must have been listed as one of the spousal designated lives when the benefit was elected. A spousal designated life will become the Remaining Designated Life on the earlier of the death of the first of the spousal designated lives to die, provided that they are each other's spouses at that time, or divorce from the other spousal designated life while the benefit is in effect. That said, if a spousal designated life is removed as Owner, Beneficiary, or Annuitant due to divorce, the other spousal designated life becomes the Remaining Designated Life when we receive notice of the divorce, and any other documentation we require, in Good Order. Any new Beneficiary(ies) named by the Remaining Designated Life will not be a spousal designated life.

 We do not permit a change of Owner under this benefit, except as follows:
 (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or
 (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of Beneficiary designations under this benefit, however if the Beneficiary is changed, the benefit may not be eligible to be continued upon the death of the first designated life. If the designated lives divorce, Spousal Highest Daily Lifetime Income v2.1 with HD DB may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. A change in designated lives will result in cancellation of Spousal Highest Daily Lifetime Income v2.1 with HD DB.

 Spousal Highest Daily Lifetime Income v2.1 with HD DB can be elected at the time that you purchase your Annuity or after the Issue Date, subject to its availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime Income v2.1 with HD DB and terminate it, you can re-elect it, subject to our current rules and availability. See "Termination of Existing Benefits and Election of New Benefits" in the prospectus for information pertaining to elections, termination and re-election of benefits. PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT AND ELECT SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT, AND YOUR GUARANTEES UNDER SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB WILL BE BASED ON YOUR UNADJUSTED ACCOUNT VALUE ON THE EFFECTIVE DATE OF SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB. You and your Financial Professional should carefully consider whether terminating your existing benefit and electing Spousal Highest Daily Lifetime Income v2.1 with HD DB is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future for new elections of this benefit.

 If you wish to elect this benefit and you are currently participating in a Systematic Withdrawal program, amounts withdrawn under the program must be taken on a pro rata basis from your Annuity's Sub-accounts (i.e., in direct proportion to the proportion that each such Sub-account bears to your total Account Value) in order for you to be eligible for the benefit. Thus, you may not elect Spousal Highest Daily Lifetime Income v2.1 so long as you participate in a Systematic Withdrawal program in which withdrawals are not taken pro rata.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply.

 THE BENEFIT AUTOMATICALLY TERMINATES UPON THE FIRST TO OCCUR OF THE FOLLOWING:
 (I) UPON OUR RECEIPT OF DUE PROOF OF DEATH OF THE FIRST DESIGNATED LIFE WHO IS AN OWNER (OR WHO IS THE ANNUITANT IF ENTITY OWNED), IF THE REMAINING DESIGNATED LIFE ELECTS NOT TO CONTINUE THE ANNUITY;
 (II)UPON OUR RECEIPT OF DUE PROOF OF DEATH OF AN OWNER (OR ANNUITANT IF ENTITY OWNED) IF THE SURVIVING SPOUSE IS NOT ELIGIBLE TO CONTINUE THE BENEFIT BECAUSE SUCH SPOUSE IS NOT A SPOUSAL DESIGNATED LIFE AND THERE IS ANY UNADJUSTED ACCOUNT VALUE ON THE DATE OF DEATH;
(III)UPON OUR RECEIPT OF DUE PROOF OF DEATH OF THE REMAINING DESIGNATED LIFE IF A DEATH BENEFIT IS PAYABLE UNDER THIS BENEFIT;
 (IV)YOUR TERMINATION OF THE BENEFIT;
 (V) YOUR SURRENDER OF THE ANNUITY;
 (VI)WHEN ANNUITY PAYMENTS BEGIN (ALTHOUGH IF YOU HAVE ELECTED TO TAKE ANNUITY PAYMENTS IN THE FORM OF THE ANNUAL INCOME AMOUNT, WE WILL CONTINUE TO PAY THE ANNUAL INCOME AMOUNT);

(VII)BOTH THE UNADJUSTED ACCOUNT VALUE AND ANNUAL INCOME AMOUNT EQUAL ZERO DUE TO A WITHDRAWAL OF EXCESS INCOME;
(VIII)YOU ALLOCATE OR TRANSFER ANY PORTION OF YOUR ACCOUNT VALUE TO ANY SUB-ACCOUNT(S) TO WHICH YOU ARE NOT PERMITTED TO ELECTIVELY ALLOCATE OR TRANSFER ACCOUNT VALUE (MAY VARY BY STATE);* OR
 (IX)YOU CEASE TO MEET OUR REQUIREMENTS AS DESCRIBED IN "ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT".

 * Prior to terminating a benefit, we will send you written notice and provide you with an opportunity to reallocate to permitted investment options applicable to your benefit.


 "Due Proof of Death" is satisfied when we receive all of the following in Good
 Order: (a) a death certificate or similar documentation acceptable to us;
 (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claim forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.

 Upon termination of Spousal Highest Daily Lifetime Income v2.1 with HD DB other than upon the death of the Remaining Designated Life or Annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Unadjusted Account Value falling below the Account Value Floor. However, if the amount in the Sub-accounts is not enough to pay the charge, we will reduce the fee to no more than the amount in the Sub-accounts. With regard to your investment allocations, upon termination we will:
 (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program (i.e., Static Re-balancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable Investment Options, pro rata (i.e. in the same proportion as the current balances in your variable Investment Options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Unadjusted Account Value in the variable Investment Options is zero, we will transfer such amounts to the AST Money Market Sub-account.

 HOW SPOUSAL HIGHEST DAILY LIFETIME INCOME V2.1 WITH HD DB TRANSFERS UNADJUSTED ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST INVESTMENT GRADE BOND SUB-ACCOUNT

 See "How Highest Daily Lifetime Income v2.1 Transfers Unadjusted Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account" in the discussion of Highest Daily Lifetime Income v2.1 above for information regarding this component of the benefit.


 ADDITIONAL TAX CONSIDERATIONS
 Please see the Additional Tax Considerations section under Highest Daily Lifetime Income v2.1 above.

                              III. OTHER UPDATES

 CORRECTION TO HIGHEST DAILY LIFETIME 6 PLUS. If you own a Highest Daily Lifetime 6 Plus benefit, we make the following correction in the description of the 10/th/ Anniversary guarantee that appears in the second to last paragraph of the "Key Feature - Protected Withdrawal Value" subsections for each of the Highest Daily Lifetime 6 Plus suit of benefits.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 ...

 This means that: if you do not take a withdrawal on or before the 10/th/ Anniversary of the benefit, your Protected Withdrawal Value on the 10/th/ Anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election; or if you do not take a withdrawal on or before the 20/th/ anniversary of the benefit, your Protected Withdrawal Value on the 20/th/ anniversary will be at least quadruple
 (400%) of your initial Protected Withdrawal Value established on the date of benefit election. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION


    August 20, 2012, as supplemented December 7, 2012 and February 13, 2013


         PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT VARIABLE
                               ANNUITY CONTRACTS


The Prudential Premier(R) Retirement Variable Annuity X SERIES(SM) ("X SERIES") Prudential Premier(R) Retirement Variable Annuity B SERIES(SM) ("B SERIES"), Prudential Premier(R) Retirement Variable Annuity L SERIES(SM) ("L SERIES"), and Prudential Premier(R) Retirement Variable Annuity C SERIES(SM) ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity is purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of not less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the X Series, the L Series, the B Series and the C Series prospectus dated August 20, 2012, as supplemented. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

Company                                                                      2

Experts                                                                      2

Principal Underwriter                                                        2

Payments Made to Promote Sale of Our Products                                2

Determination of Accumulation Unit Values                                    3

Separate Account Financial Information                                      A1

Company Financial Information                                               B1

                                    Prudential Annuity Service Center
 Pruco Life Insurance Company                 P.O. Box 7960
    213 Washington Street                Philadelphia, PA 19176
    Newark, NJ 07102-2992               Telephone: (888) PRU 2888


The Prudential Premier(R) Retirement Variable Annuity X SERIES(SM) ("X SERIES") Prudential Premier(R) Retirement Variable Annuity B SERIES(SM) ("B SERIES"), Prudential Premier(R) Retirement Variable Annuity L SERIES(SM) ("L SERIES"), and Prudential Premier(R) Retirement Variable Annuity C SERIES(SM) ("C SERIES") are service marks of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2011 and for each of the two years in the period ended December 31,2011, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.


With respect to all individual annuities issued by Pruco Life, PAD received commissions of $1,125,057,236, $1,075,327,764, $790,486,771, in 2012, 2011, and
2010, respectively. PAD retained none of those commissions.


As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS


In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we, and/or PAD, may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.


The list below identifies three general types of payments that PAD pays which are broadly defined as follows:


    . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm.

    . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm.


    . Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2012) received payment with respect to annuity business during 2012 (or as to which a payment amount was accrued during 2012). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2012, the least amount paid, and greatest amount paid, were $450.00 and $6,788,299.04 respectively.


                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a valuation Period is: (a) divided by (b), less
(c) where:

(a)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

    (2)any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

    (2)any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c)is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges for each series. Here, we set out the remaining historical unit values.

                          PREMIER RETIREMENT X SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                   ACCUMULATION UNIT VALUES: WITH HAV (2.25%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96742    $10.76805     1,415,343
    01/01/2011 to 12/31/2011           $10.76805    $10.24627     1,858,160
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97811    $10.87354     1,196,665
    01/01/2011 to 12/31/2011           $10.87354    $10.64117     1,874,024
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00664    $10.76870        27,423
    01/01/2011 to 12/31/2011           $10.76870    $10.90278        65,094
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98838    $10.72654     1,674,325
    01/01/2011 to 12/31/2011           $10.72654    $10.35809     2,340,164
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99813    $ 9.12934       286,733
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98574    $10.64323         4,371
    01/01/2011 to 12/31/2011           $10.64323    $10.35290        40,639
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97730    $10.80703       795,112
    01/01/2011 to 12/31/2011           $10.80703    $10.30795     1,187,996
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97738    $10.94711       660,519
    01/01/2011 to 12/31/2011           $10.94711    $10.44547     1,062,151

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98719    $10.76013       684,583
    01/01/2011 to 12/31/2011           $10.76013    $10.32731     1,121,385
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95952    $11.75731        79,815
    01/01/2011 to 12/31/2011           $11.75731    $12.25065       107,965
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97146    $12.12889        29,161
    01/01/2011 to 12/31/2011           $12.12889    $10.30168        73,579
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99813    $10.85511       547,279
    01/01/2011 to 12/31/2011           $10.85511    $10.34889       814,790
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97561    $10.98843       764,637
    01/01/2011 to 12/31/2011           $10.98843    $10.57997     1,269,731
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96312    $11.48131       976,910
    01/01/2011 to 12/31/2011           $11.48131    $10.52583     1,423,259
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96980    $11.51747        53,917
    01/01/2011 to 12/31/2011           $11.51747    $10.69136        63,311
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01813    $10.75477        32,742
    01/01/2011 to 12/31/2011           $10.75477    $10.09718        47,968
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99138    $10.73926        32,323
    01/01/2011 to 12/31/2011           $10.73926    $ 9.91864        50,474
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01945    $11.38858        72,142
    01/01/2011 to 12/31/2011           $11.38858    $10.80123        88,771
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96476    $11.46350        65,547
    01/01/2011 to 12/31/2011           $11.46350    $11.35182        97,874
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98410    $10.73754        82,944
    01/01/2011 to 12/31/2011           $10.73754    $10.82944       111,517

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97637    $10.84666       456,995
    01/01/2011 to 12/31/2011           $10.84666    $10.54257       764,605
 AST HORIZON MODERATE ASSET
 ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98787    $10.67608       488,732
    01/01/2011 to 12/31/2011           $10.67608    $10.38337       772,633
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92896    $11.23065        31,387
    01/01/2011 to 12/31/2011           $11.23065    $ 9.55935        41,250
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92883    $10.77050        21,882
    01/01/2011 to 12/31/2011           $10.77050    $ 9.20716        63,584
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00636    $10.57538             0
    01/01/2011 to 12/31/2011           $10.57538    $11.62439     7,763,271
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99813    $10.56309       406,539
    01/01/2011 to 12/31/2011           $10.56309    $10.34989       771,925
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97098    $10.75142        15,983
    01/01/2011 to 12/31/2011           $10.75142    $10.57959        40,232
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97130    $10.53656        31,773
    01/01/2011 to 12/31/2011           $10.53656    $ 9.69501        36,887
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92148    $10.53303        96,152
    01/01/2011 to 12/31/2011           $10.53303    $ 9.35412        97,500
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99012    $10.59398        18,478
    01/01/2011 to 12/31/2011           $10.59398    $ 9.92264        41,654
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98831    $10.79638        35,386
    01/01/2011 to 12/31/2011           $10.79638    $11.62737       150,088

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99223    $11.27934        67,558
    01/01/2011 to 12/31/2011           $11.27934    $10.92525       105,958
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98726    $10.86964        58,829
    01/01/2011 to 12/31/2011           $10.86964    $10.29257        66,165
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99813    $10.84527        28,402
    01/01/2011 to 12/31/2011           $10.84527    $10.53864        41,649
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98839    $11.47450        30,667
    01/01/2011 to 12/31/2011           $11.47450    $10.82957        61,860
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99814    $ 9.81989       176,420
    01/01/2011 to 12/31/2011           $ 9.81989    $ 9.60142       501,160
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99068    $11.20789        49,971
    01/01/2011 to 12/31/2011           $11.20789    $10.68385        84,700
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02804    $10.06015        13,555
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95842    $11.89581        50,445
    01/01/2011 to 12/31/2011           $11.89581    $11.82474        84,498
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97255    $11.40061        28,711
    01/01/2011 to 04/29/2011           $11.40061    $12.76212             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93861    $11.64767       163,253
    01/01/2011 to 12/31/2011           $11.64767    $ 9.07776       167,935
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00755    $10.05702        27,421
    01/01/2011 to 12/31/2011           $10.05702    $10.05211        86,588
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00648    $10.32899       824,907
    01/01/2011 to 12/31/2011           $10.32899    $10.41787     1,343,604

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98910    $10.57195     1,224,470
    01/01/2011 to 12/31/2011           $10.57195    $10.43743     2,682,553
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01805    $10.06003        23,738
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99813    $10.86534        11,025
    01/01/2011 to 12/31/2011           $10.86534    $10.98844        24,015
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99813    $ 8.86337             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98201    $10.73931     1,114,799
    01/01/2011 to 12/31/2011           $10.73931    $10.14321     1,500,138
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96051    $12.58784        33,766
    01/01/2011 to 12/31/2011           $12.58784    $12.18451        64,344
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96394    $11.44014        17,127
    01/01/2011 to 12/31/2011           $11.44014    $10.51470        40,037
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99182    $10.66783     1,181,385
    01/01/2011 to 12/31/2011           $10.66783    $10.63514     2,334,182
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98547    $10.51346        57,262
    01/01/2011 to 12/31/2011           $10.51346    $10.10873        65,314
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97981    $10.28723        76,358
    01/01/2011 to 12/31/2011           $10.28723    $10.47091       121,676
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97071    $11.11086       101,615
    01/01/2011 to 12/31/2011           $11.11086    $10.67717       102,267
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85938    $11.44967       186,015
    01/01/2011 to 12/31/2011           $11.44967    $ 9.52270       256,475

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99813    $ 8.80105       242,539
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99813    $10.37613       171,084
    01/01/2011 to 12/31/2011           $10.37613    $10.75413       250,171
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97066    $10.61554     1,170,945
    01/01/2011 to 12/31/2011           $10.61554    $10.20368     1,575,950

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT X SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH HD GRO II OR GRO PLUS II (2.45%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96726    $10.75031     1,196,990
    01/01/2011 to 12/31/2011           $10.75031    $10.20853     1,046,362
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97794    $10.85567     1,141,876
    01/01/2011 to 12/31/2011           $10.85567    $10.60206       804,539
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00647    $10.75100        25,698
    01/01/2011 to 12/31/2011           $10.75100    $10.86254        19,270
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98821    $10.70881     1,575,106
    01/01/2011 to 12/31/2011           $10.70881    $10.31990     1,250,420
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99796    $ 9.11678        12,349
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98557    $10.62574        24,907
    01/01/2011 to 12/31/2011           $10.62574    $10.31479        10,609
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010           $ 9.99796    $10.54302        80,193
    01/01/2011 to 12/31/2011           $10.54302    $11.45859     2,472,379
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010           $10.00666    $10.58558             0
    01/01/2011 to 12/31/2011           $10.58558    $11.72901     2,429,111

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010           $ 9.99796    $10.58852             0
    01/01/2011 to 12/31/2011           $10.58852    $11.97953             0
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010           $10.00878    $10.61916             0
    01/01/2011 to 12/31/2011           $10.61916    $12.29423        29,254
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010           $10.00772    $10.72043           978
    01/01/2011 to 12/31/2011           $10.72043    $12.58139     4,587,235
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011          $ 9.99796    $11.94123     1,442,676
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97713    $10.78911     1,596,099
    01/01/2011 to 12/31/2011           $10.78911    $10.26974     1,181,764
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97721    $10.92906       570,607
    01/01/2011 to 12/31/2011           $10.92906    $10.40712       312,482
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98702    $10.74242       311,912
    01/01/2011 to 12/31/2011           $10.74242    $10.28929       241,024
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95935    $11.73793        30,547
    01/01/2011 to 12/31/2011           $11.73793    $12.20547        27,769
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97129    $12.10887        33,912
    01/01/2011 to 12/31/2011           $12.10887    $10.26372        33,764
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99796    $10.83721       342,634
    01/01/2011 to 12/31/2011           $10.83721    $10.31078       220,220
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97544    $10.97022       890,736
    01/01/2011 to 12/31/2011           $10.97022    $10.54089       708,843
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96296    $11.46234       817,470
    01/01/2011 to 12/31/2011           $11.46234    $10.48701       565,331

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96963    $11.49847       11,236
    01/01/2011 to 12/31/2011           $11.49847    $10.65192        8,549
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01796    $10.73720       44,209
    01/01/2011 to 12/31/2011           $10.73720    $10.05997       20,803
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99121    $10.72163       26,329
    01/01/2011 to 12/31/2011           $10.72163    $ 9.88213       13,186
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01928    $11.36976       50,219
    01/01/2011 to 12/31/2011           $11.36976    $10.76129       40,255
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96459    $11.44456       94,641
    01/01/2011 to 12/31/2011           $11.44456    $11.30993       41,071
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98394    $10.71987       75,583
    01/01/2011 to 12/31/2011           $10.71987    $10.78949       80,740
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97620    $10.82869      341,662
    01/01/2011 to 12/31/2011           $10.82869    $10.50361      210,711
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98771    $10.65857      225,964
    01/01/2011 to 12/31/2011           $10.65857    $10.34518      147,454
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92879    $11.21224       36,793
    01/01/2011 to 12/31/2011           $11.21224    $ 9.52422       23,113
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92866    $10.75268       30,014
    01/01/2011 to 12/31/2011           $10.75268    $ 9.17316       19,353
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99796    $10.54573      238,911
    01/01/2011 to 12/31/2011           $10.54573    $10.31175      152,120

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97081    $10.73371       15,327
    01/01/2011 to 12/31/2011           $10.73371    $10.54054        5,284
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97113    $10.51922        8,068
    01/01/2011 to 12/31/2011           $10.51922    $ 9.65932        3,549
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92131    $10.51577       34,974
    01/01/2011 to 12/31/2011           $10.51577    $ 9.31972       17,022
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98995    $10.57650       24,005
    01/01/2011 to 12/31/2011           $10.57650    $ 9.88604       16,219
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98814    $10.77863       51,631
    01/01/2011 to 12/31/2011           $10.77863    $11.58447       56,121
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99207    $11.26074       53,828
    01/01/2011 to 12/31/2011           $11.26074    $10.88492       32,765
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98709    $10.85175       45,594
    01/01/2011 to 12/31/2011           $10.85175    $10.25460       25,192
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99796    $10.82739       11,152
    01/01/2011 to 12/31/2011           $10.82739    $10.49984        7,990
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98822    $11.45566       20,289
    01/01/2011 to 12/31/2011           $11.45566    $10.78976       17,086
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99797    $ 9.80382       85,277
    01/01/2011 to 12/31/2011           $ 9.80382    $ 9.56603      104,231
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99052    $11.18938       42,785
    01/01/2011 to 12/31/2011           $11.18938    $10.64447       24,128

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02787    $10.05654             0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95826    $11.87634        59,541
    01/01/2011 to 12/31/2011           $11.87634    $11.78118        26,730
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97239    $11.38176        16,063
    01/01/2011 to 04/29/2011           $11.38176    $12.73250             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93844    $11.62845       130,854
    01/01/2011 to 12/31/2011           $11.62845    $ 9.04437        81,312
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00739    $10.04039        63,236
    01/01/2011 to 12/31/2011           $10.04039    $10.01505        45,426
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00631    $10.31195       622,197
    01/01/2011 to 12/31/2011           $10.31195    $10.37954       456,300
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98893    $10.55451       912,631
    01/01/2011 to 12/31/2011           $10.55451    $10.39894       867,086
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01788    $10.05643         1,632
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99796    $10.84746         7,009
    01/01/2011 to 12/31/2011           $10.84746    $10.94802         4,463
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99796    $ 8.85121             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98185    $10.72160     1,021,850
    01/01/2011 to 12/31/2011           $10.72160    $10.10574       781,192
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96034    $12.56702        45,553
    01/01/2011 to 12/31/2011           $12.56702    $12.13960        23,037

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96377    $11.42118        38,857
    01/01/2011 to 12/31/2011           $11.42118    $10.47587        19,315
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99166    $10.65016       702,454
    01/01/2011 to 12/31/2011           $10.65016    $10.59574       558,590
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98530    $10.49613        28,621
    01/01/2011 to 12/31/2011           $10.49613    $10.07151        29,967
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97965    $10.27029        26,234
    01/01/2011 to 12/31/2011           $10.27029    $10.43240        30,635
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97054    $11.09254        98,460
    01/01/2011 to 12/31/2011           $11.09254    $10.63770        65,252
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85922    $11.43090       183,850
    01/01/2011 to 12/31/2011           $11.43090    $ 9.48762       118,919
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99796    $ 8.78899        16,039
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99796    $10.35895       123,918
    01/01/2011 to 12/31/2011           $10.35895    $10.71447        80,875
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97049    $10.59823     1,028,675
    01/01/2011 to 12/31/2011           $10.59823    $10.16626       659,614

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT X SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH COMBO 5% AND HAV (2.65%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96709    $10.73250     2,607,318
    01/01/2011 to 12/31/2011           $10.73250    $10.17073     4,239,341
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97777    $10.83775     2,204,063
    01/01/2011 to 12/31/2011           $10.83775    $10.56281     4,356,169
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00630    $10.73316       113,776
    01/01/2011 to 12/31/2011           $10.73316    $10.82243       197,585
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98805    $10.69113     3,011,825
    01/01/2011 to 12/31/2011           $10.69113    $10.28178     5,332,597
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99779    $ 9.10428       806,990
 AST BLACKROCK VALUE PORTFOLIOFORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98540    $10.60814        23,051
    01/01/2011 to 12/31/2011           $10.60814    $10.27671       139,257
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97696    $10.77122     3,042,353
    01/01/2011 to 12/31/2011           $10.77122    $10.23176     4,508,569
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97705    $10.91101     1,191,221
    01/01/2011 to 12/31/2011           $10.91101    $10.36853     2,226,953

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98685    $10.72465     1,315,732
    01/01/2011 to 12/31/2011           $10.72465    $10.25133     2,875,051
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95918    $11.71858       133,723
    01/01/2011 to 12/31/2011           $11.71858    $12.16046       197,922
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97113    $12.08899        58,577
    01/01/2011 to 12/31/2011           $12.08899    $10.22587       134,490
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99779    $10.81934       913,874
    01/01/2011 to 12/31/2011           $10.81934    $10.27269     1,978,648
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97527    $10.95228     1,431,400
    01/01/2011 to 12/31/2011           $10.95228    $10.50216     3,032,510
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96279    $11.44353     1,885,760
    01/01/2011 to 12/31/2011           $11.44353    $10.44833     3,540,476
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96946    $11.47951        56,998
    01/01/2011 to 12/31/2011           $11.47951    $10.61265        93,524
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01779    $10.71951       108,207
    01/01/2011 to 12/31/2011           $10.71951    $10.02285       170,674
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99104    $10.70391        95,897
    01/01/2011 to 12/31/2011           $10.70391    $ 9.84561       108,044
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01911    $11.35110       184,610
    01/01/2011 to 12/31/2011           $11.35110    $10.72176       204,399
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96442    $11.42557       171,284
    01/01/2011 to 12/31/2011           $11.42557    $11.26813       248,551

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98377    $10.70219        110,533
    01/01/2011 to 12/31/2011           $10.70219    $10.74978        210,383
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97603    $10.81090        837,082
    01/01/2011 to 12/31/2011           $10.81090    $10.46494      1,426,639
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98754    $10.64093      1,152,390
    01/01/2011 to 12/31/2011           $10.64093    $10.30697      2,246,399
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92862    $11.19364         60,668
    01/01/2011 to 12/31/2011           $11.19364    $ 9.48900        134,692
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92849    $10.73490         75,016
    01/01/2011 to 12/31/2011           $10.73490    $ 9.13924        108,766
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00602    $10.54049          1,140
    01/01/2011 to 12/31/2011           $10.54049    $11.53880     15,464,438
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99779    $10.52832        921,227
    01/01/2011 to 12/31/2011           $10.52832    $10.27372      2,001,048
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97064    $10.71595         55,253
    01/01/2011 to 12/31/2011           $10.71595    $10.50154        132,378
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97096    $10.50177         75,645
    01/01/2011 to 12/31/2011           $10.50177    $ 9.62357        114,325
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92114    $10.49844        146,439
    01/01/2011 to 12/31/2011           $10.49844    $ 9.28539        214,482
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98978    $10.55912         37,714
    01/01/2011 to 12/31/2011           $10.55912    $ 9.84961         47,578
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98797    $10.76076         64,881
    01/01/2011 to 12/31/2011           $10.76076    $11.54178        375,367

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99190    $11.24220       133,562
    01/01/2011 to 12/31/2011           $11.24220    $10.84477       187,503
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98692    $10.83391        85,073
    01/01/2011 to 12/31/2011           $10.83391    $10.21681       153,347
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99779    $10.80961        33,620
    01/01/2011 to 12/31/2011           $10.80961    $10.46110        68,364
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98806    $11.43683        66,535
    01/01/2011 to 12/31/2011           $11.43683    $10.74992       120,246
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99780    $ 9.78749       384,493
    01/01/2011 to 12/31/2011           $ 9.78749    $ 9.53079       795,470
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99035    $11.17095       121,123
    01/01/2011 to 12/31/2011           $11.17095    $10.60520       210,254
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02770    $10.05299        20,540
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95809    $11.85666        92,495
    01/01/2011 to 12/31/2011           $11.85666    $11.73773       215,587
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97222    $11.36309        47,116
    01/01/2011 to 04/29/2011           $11.36309    $12.70311             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93827    $11.60926       267,556
    01/01/2011 to 12/31/2011           $11.60926    $ 9.01089       389,169
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00722    $10.02388        70,985
    01/01/2011 to 12/31/2011           $10.02388    $ 9.97809       210,539
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00614    $10.29498     1,860,843
    01/01/2011 to 12/31/2011           $10.29498    $10.34127     3,004,507

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98876    $10.53708     3,395,853
    01/01/2011 to 12/31/2011           $10.53708    $10.36047     7,654,853
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01771    $10.05292        45,844
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99779    $10.82950        23,171
    01/01/2011 to 12/31/2011           $10.82950    $10.90755        39,716
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99779    $ 8.83900             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98168    $10.70383     1,846,655
    01/01/2011 to 12/31/2011           $10.70383    $10.06844     3,184,156
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96018    $12.54628        81,960
    01/01/2011 to 12/31/2011           $12.54628    $12.09469       219,231
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96360    $11.40240        63,907
    01/01/2011 to 12/31/2011           $11.40240    $10.43726       105,524
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99149    $10.63263     3,056,476
    01/01/2011 to 12/31/2011           $10.63263    $10.55669     6,317,043
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98513    $10.47879        59,727
    01/01/2011 to 12/31/2011           $10.47879    $10.03434        79,549
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97948    $10.25334       102,180
    01/01/2011 to 12/31/2011           $10.25334    $10.39386       223,877
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97037    $11.07430       151,662
    01/01/2011 to 12/31/2011           $11.07430    $10.59848       231,225
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85905    $11.41201       334,474
    01/01/2011 to 12/31/2011           $11.41201    $ 9.45249       565,931

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99779    $ 8.77697       449,407
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99779    $10.34193       391,743
    01/01/2011 to 12/31/2011           $10.34193    $10.67502       772,512
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97032    $10.58070     2,114,779
    01/01/2011 to 12/31/2011           $10.58070    $10.12864     3,360,673

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT X SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HAV AND HD GRO II OR HAV AND GRO PLUS II (2.85%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96692    $10.71479       65,957
    01/01/2011 to 12/31/2011           $10.71479    $10.13316       52,488
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97760    $10.81979       28,585
    01/01/2011 to 12/31/2011           $10.81979    $10.52381       12,812
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00613    $10.71544          106
    01/01/2011 to 12/31/2011           $10.71544    $10.78236          757
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98788    $10.67348       59,168
    01/01/2011 to 12/31/2011           $10.67348    $10.24378       28,237
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99762    $ 9.09166        2,145
 AST BLACKROCK VALUE PORTFOLIOFORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98523    $10.59052        8,669
    01/01/2011 to 12/31/2011           $10.59052    $10.23858        1,457
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010           $ 9.99762    $10.50819          392
    01/01/2011 to 12/31/2011           $10.50819    $11.37404       86,475
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010           $10.00633    $10.55075            0
    01/01/2011 to 12/31/2011           $10.55075    $11.64275       64,316

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010           $ 9.99762    $10.55355            0
    01/01/2011 to 12/31/2011           $10.55355    $11.89119            0
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010           $10.00845    $10.58415            0
    01/01/2011 to 12/31/2011           $10.58415    $12.20355            0
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010           $10.00738    $10.68500            0
    01/01/2011 to 12/31/2011           $10.68500    $12.48861      180,841
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011          $ 9.99762    $11.89255      121,045
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97679    $10.75348       34,654
    01/01/2011 to 12/31/2011           $10.75348    $10.19398       12,858
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97688    $10.89295       33,830
    01/01/2011 to 12/31/2011           $10.89295    $10.33023       18,641
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98668    $10.70698       12,601
    01/01/2011 to 12/31/2011           $10.70698    $10.21337        8,272
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95901    $11.69924        4,041
    01/01/2011 to 12/31/2011           $11.69924    $12.11554        3,791
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97096    $12.06901          851
    01/01/2011 to 12/31/2011           $12.06901    $10.18802        2,998
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99762    $10.80147       21,344
    01/01/2011 to 12/31/2011           $10.80147    $10.23474       11,118
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97510    $10.93402       53,315
    01/01/2011 to 12/31/2011           $10.93402    $10.46307       25,658
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96262    $11.42459       43,566
    01/01/2011 to 12/31/2011           $11.42459    $10.40969       21,471

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96930    $11.46056        1,300
    01/01/2011 to 12/31/2011           $11.46056    $10.57335        1,180
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01762    $10.70161          105
    01/01/2011 to 12/31/2011           $10.70161    $ 9.98567           30
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99087    $10.68611        1,105
    01/01/2011 to 12/31/2011           $10.68611    $ 9.80906          106
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01895    $11.33239        8,492
    01/01/2011 to 12/31/2011           $11.33239    $10.68206        3,696
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96425    $11.40677          462
    01/01/2011 to 12/31/2011           $11.40677    $11.22652          746
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98360    $10.68442       14,187
    01/01/2011 to 12/31/2011           $10.68442    $10.70991        1,256
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97586    $10.79298       37,946
    01/01/2011 to 12/31/2011           $10.79298    $10.42624       10,560
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98737    $10.62339       10,538
    01/01/2011 to 12/31/2011           $10.62339    $10.26874       14,870
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92845    $11.17518        1,361
    01/01/2011 to 12/31/2011           $11.17518    $ 9.45384        3,802
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92832    $10.71728        2,267
    01/01/2011 to 12/31/2011           $10.71728    $ 9.10544        1,743
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99762    $10.51084        5,157
    01/01/2011 to 12/31/2011           $10.51084    $10.23563        3,085

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97047    $10.69825        4,046
    01/01/2011 to 12/31/2011           $10.69825    $10.46276          726
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97079    $10.48449          640
    01/01/2011 to 12/31/2011           $10.48449    $ 9.58791          714
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92098    $10.48104        1,298
    01/01/2011 to 12/31/2011           $10.48104    $ 9.25102          264
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98961    $10.54160            0
    01/01/2011 to 12/31/2011           $10.54160    $ 9.81310            0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98780    $10.74306        4,892
    01/01/2011 to 12/31/2011           $10.74306    $11.49910        8,825
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99173    $11.22357        6,261
    01/01/2011 to 12/31/2011           $11.22357    $10.80470        3,049
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98675    $10.81592       12,588
    01/01/2011 to 12/31/2011           $10.81592    $10.17901        3,788
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99762    $10.79169        4,676
    01/01/2011 to 12/31/2011           $10.79169    $10.42238        1,469
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98789    $11.41794            0
    01/01/2011 to 12/31/2011           $11.41794    $10.71019            0
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99763    $ 9.77143        5,650
    01/01/2011 to 12/31/2011           $ 9.77143    $ 9.49562        2,365
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99018    $11.15256        7,148
    01/01/2011 to 12/31/2011           $11.15256    $10.56598        3,187
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02753    $10.04945            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95792    $11.83705        2,565
    01/01/2011 to 12/31/2011           $11.83705    $11.69425        2,621
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97205    $11.34408          975
    01/01/2011 to 04/29/2011           $11.34408    $12.67337            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93810    $11.59009       10,761
    01/01/2011 to 12/31/2011           $11.59009    $ 8.97755        5,961
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00705    $10.00728        5,096
    01/01/2011 to 12/31/2011           $10.00728    $ 9.94129        3,519
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00597    $10.27781       41,471
    01/01/2011 to 12/31/2011           $10.27781    $10.30276       32,152
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98859    $10.51978       21,646
    01/01/2011 to 12/31/2011           $10.51978    $10.32232       12,676
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01754    $10.04935            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99762    $10.81154        4,210
    01/01/2011 to 12/31/2011           $10.81154    $10.86707        1,736
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99762    $ 8.82682            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98151    $10.68633       20,241
    01/01/2011 to 12/31/2011           $10.68633    $10.03132       14,797
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96001    $12.52563        4,044
    01/01/2011 to 12/31/2011           $12.52563    $12.05011        3,505
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96344    $11.38359       13,104
    01/01/2011 to 12/31/2011           $11.38359    $10.39864        5,463

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99132    $10.61502       50,389
    01/01/2011 to 12/31/2011           $10.61502    $10.51766       20,547
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98497    $10.46142          447
    01/01/2011 to 12/31/2011           $10.46142    $ 9.99715        1,589
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97931    $10.23639        2,073
    01/01/2011 to 12/31/2011           $10.23639    $10.35537        2,709
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97020    $11.05594          984
    01/01/2011 to 12/31/2011           $11.05594    $10.55928        2,435
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85888    $11.39318        5,618
    01/01/2011 to 12/31/2011           $11.39318    $ 9.41761        8,191
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99762    $ 8.76473          561
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99762    $10.32483       11,596
    01/01/2011 to 12/31/2011           $10.32483    $10.63550        5,850
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97015    $10.56313       39,532
    01/01/2011 to 12/31/2011           $10.56313    $10.09112       18,227

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT B SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                   ACCUMULATION UNIT VALUES: WITH HAV (1.70%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96788    $10.81679     30,764,513
    01/01/2011 to 12/31/2011           $10.81679    $10.35039     46,928,622
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97857    $10.92280     21,103,790
    01/01/2011 to 12/31/2011           $10.92280    $10.74947     37,358,515
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00710    $10.81739        751,455
    01/01/2011 to 12/31/2011           $10.81739    $11.01353      1,598,623
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98884    $10.77509     27,529,956
    01/01/2011 to 12/31/2011           $10.77509    $10.46346     41,400,310
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99859    $ 9.16386      8,260,503
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98620    $10.69150        120,198
    01/01/2011 to 12/31/2011           $10.69150    $10.45834        772,322
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97776    $10.85587     30,971,093
    01/01/2011 to 12/31/2011           $10.85587    $10.41265     38,111,848
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97784    $10.99668     15,939,271
    01/01/2011 to 12/31/2011           $10.99668    $10.55184     23,481,024

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98765    $10.80894     16,553,746
    01/01/2011 to 12/31/2011           $10.80894    $10.43243     26,668,098
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95998    $11.81048        770,699
    01/01/2011 to 12/31/2011           $11.81048    $12.37513      1,281,208
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97192    $12.18384        426,864
    01/01/2011 to 12/31/2011           $12.18384    $10.40658      1,042,929
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99859    $10.90428      7,385,331
    01/01/2011 to 12/31/2011           $10.90428    $10.45421     13,531,447
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97607    $11.03811     13,914,602
    01/01/2011 to 12/31/2011           $11.03811    $10.68755     23,859,930
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96359    $11.53321     18,771,323
    01/01/2011 to 12/31/2011           $11.53321    $10.63290     27,741,061
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97026    $11.56952        460,733
    01/01/2011 to 12/31/2011           $11.56952    $10.80000        635,517
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01859    $10.80359        658,085
    01/01/2011 to 12/31/2011           $10.80359    $10.19990      1,034,751
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99184    $10.78790      1,062,982
    01/01/2011 to 12/31/2011           $10.78790    $10.01951      1,349,540
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01991    $11.44014      1,392,125
    01/01/2011 to 12/31/2011           $11.44014    $10.91114      1,843,266
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96522    $11.51535      1,228,729
    01/01/2011 to 12/31/2011           $11.51535    $11.46720      2,008,504

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98457    $10.78613      1,300,745
    01/01/2011 to 12/31/2011           $10.78613    $10.93950      2,241,709
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97683    $10.89582     11,663,970
    01/01/2011 to 12/31/2011           $10.89582    $10.64989     19,028,558
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98833    $10.72450     13,413,172
    01/01/2011 to 12/31/2011           $10.72450    $10.48895     22,240,645
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92942    $11.28154        747,119
    01/01/2011 to 12/31/2011           $11.28154    $ 9.65674        913,382
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92929    $10.81917        645,449
    01/01/2011 to 12/31/2011           $10.81917    $ 9.30077      1,102,604
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00682    $10.62325         11,936
    01/01/2011 to 12/31/2011           $10.62325    $11.74255    157,644,524
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99859    $10.61090      7,494,738
    01/01/2011 to 12/31/2011           $10.61090    $10.45511     12,799,949
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97144    $10.80010        369,555
    01/01/2011 to 12/31/2011           $10.80010    $10.68707        715,742
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97176    $10.58426        647,767
    01/01/2011 to 12/31/2011           $10.58426    $ 9.79363        931,722
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92194    $10.58075      1,222,927
    01/01/2011 to 12/31/2011           $10.58075    $ 9.44941      1,765,458
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99058    $10.64194        445,909
    01/01/2011 to 12/31/2011           $10.64194    $10.02358        821,379
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98877    $10.84532        588,204
    01/01/2011 to 12/31/2011           $10.84532    $11.74557      3,386,686

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99269    $11.33042      1,208,214
    01/01/2011 to 12/31/2011           $11.33042    $11.03643      1,826,589
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98772    $10.91885        986,150
    01/01/2011 to 12/31/2011           $10.91885    $10.39724      1,850,604
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99859    $10.89440        383,418
    01/01/2011 to 12/31/2011           $10.89440    $10.64578        587,566
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98885    $11.52646        408,851
    01/01/2011 to 12/31/2011           $11.52646    $10.93968        738,315
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99860    $ 9.86455      1,756,415
    01/01/2011 to 12/31/2011           $ 9.86455    $ 9.69934      4,378,576
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99114    $11.25860        962,132
    01/01/2011 to 12/31/2011           $11.25860    $10.79250      1,541,843
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02850    $10.06988         90,947
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95889    $11.94964        712,070
    01/01/2011 to 12/31/2011           $11.94964    $11.94490      1,362,309
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97302    $11.45213        337,443
    01/01/2011 to 04/29/2011           $11.45213    $12.84323              0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93907    $11.70034      2,484,727
    01/01/2011 to 12/31/2011           $11.70034    $ 9.17013      3,419,207
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00802    $10.10254      1,452,999
    01/01/2011 to 12/31/2011           $10.10254    $10.15429      3,620,347
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00694    $10.37575     16,233,285
    01/01/2011 to 12/31/2011           $10.37575    $10.52377     25,947,306

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98956    $10.61981     19,097,676
    01/01/2011 to 12/31/2011           $10.61981    $10.54353     35,425,896
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01851    $10.06978        272,121
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99859    $10.91439        247,126
    01/01/2011 to 12/31/2011           $10.91439    $11.10006        545,381
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99859    $ 8.89689      4,804,905
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98247    $10.78795     23,160,057
    01/01/2011 to 12/31/2011           $10.78795    $10.24638     35,666,558
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96097    $12.64476        546,119
    01/01/2011 to 12/31/2011           $12.64476    $12.30830      1,033,660
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96440    $11.49200        373,436
    01/01/2011 to 12/31/2011           $11.49200    $10.62167        635,080
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99229    $10.71605     24,269,579
    01/01/2011 to 12/31/2011           $10.71605    $10.74314     44,365,420
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98593    $10.56101        678,046
    01/01/2011 to 12/31/2011           $10.56101    $10.21155        824,490
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98028    $10.33385      1,336,731
    01/01/2011 to 12/31/2011           $10.33385    $10.57749      2,293,269
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97117    $11.16117      1,886,107
    01/01/2011 to 12/31/2011           $11.16117    $10.78581      3,234,502
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85984    $11.50158      2,083,250
    01/01/2011 to 12/31/2011           $11.50158    $ 9.61963      3,652,343

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99859    $ 8.83435      4,284,929
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99859    $10.42309      2,739,117
    01/01/2011 to 12/31/2011           $10.42309    $10.86347      5,381,783
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97112    $10.66370     22,435,067
    01/01/2011 to 12/31/2011           $10.66370    $10.30757     29,830,471

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT B SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH HD GRO II OR GRO PLUS II (1.90%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96772    $10.79905     1,743,251
    01/01/2011 to 12/31/2011           $10.79905    $10.31246     1,142,236
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97840    $10.90484     1,550,655
    01/01/2011 to 12/31/2011           $10.90484    $10.71003     1,014,136
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00693    $10.79979        39,290
    01/01/2011 to 12/31/2011           $10.79979    $10.97329        22,204
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98868    $10.75742     2,440,355
    01/01/2011 to 12/31/2011           $10.75742    $10.42508     1,626,665
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99842    $ 9.15128        23,571
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98603    $10.67390         5,563
    01/01/2011 to 12/31/2011           $10.67390    $10.41987        14,861
    AST Bond Portfolio 2017
    03/15/2010 to 12/31/2010           $ 9.99842    $10.59081       101,096
    01/01/2011 to 12/31/2011           $10.59081    $11.57526     5,828,156
    AST Bond Portfolio 2018
    03/15/2010 to 12/31/2010           $10.00713    $10.63369             0
    01/01/2011 to 12/31/2011           $10.63369    $11.84852     4,077,858

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010           $ 9.99842    $10.63662             0
    01/01/2011 to 12/31/2011           $10.63662    $12.10168             0
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010           $10.00925    $10.66744             0
    01/01/2011 to 12/31/2011           $10.66744    $12.41953        15,314
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010           $10.00818    $10.76903             0
    01/01/2011 to 12/31/2011           $10.76903    $12.70955     4,125,489
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011          $ 9.99842    $12.00835     1,099,566
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97759    $10.83811     1,548,170
    01/01/2011 to 12/31/2011           $10.83811    $10.37448     1,025,277
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97768    $10.97865       828,251
    01/01/2011 to 12/31/2011           $10.97865    $10.51321       446,746
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98748    $10.79117     1,096,364
    01/01/2011 to 12/31/2011           $10.79117    $10.39420       748,467
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95981    $11.79118        45,778
    01/01/2011 to 12/31/2011           $11.79118    $12.32991        30,174
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97176    $12.16375        32,883
    01/01/2011 to 12/31/2011           $12.16375    $10.36831        33,018
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99842    $10.88634       586,877
    01/01/2011 to 12/31/2011           $10.88634    $10.41579       346,416
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97590    $11.02002     1,187,681
    01/01/2011 to 12/31/2011           $11.02002    $10.64837       860,268
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96342    $11.51434     1,278,203
    01/01/2011 to 12/31/2011           $11.51434    $10.59391       772,577

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97009    $11.55054       39,230
    01/01/2011 to 12/31/2011           $11.55054    $10.76044       18,329
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01842    $10.78581       95,942
    01/01/2011 to 12/31/2011           $10.78581    $10.16248       40,822
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99167    $10.77026       48,956
    01/01/2011 to 12/31/2011           $10.77026    $ 9.98271       35,231
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01975    $11.42143      111,618
    01/01/2011 to 12/31/2011           $11.42143    $10.87115       64,564
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96505    $11.49647       97,827
    01/01/2011 to 12/31/2011           $11.49647    $11.42521       61,954
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98440    $10.76839       58,411
    01/01/2011 to 12/31/2011           $10.76839    $10.89931       58,898
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97666    $10.87788      504,856
    01/01/2011 to 12/31/2011           $10.87788    $10.61070      351,697
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98817    $10.70690      479,143
    01/01/2011 to 12/31/2011           $10.70690    $10.45048      337,244
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92925    $11.26302       56,927
    01/01/2011 to 12/31/2011           $11.26302    $ 9.62127       36,711
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92912    $10.80157       67,399
    01/01/2011 to 12/31/2011           $10.80157    $ 9.26679       30,790
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99842    $10.59346      739,971
    01/01/2011 to 12/31/2011           $10.59346    $10.41679      547,099

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97127    $10.78242       16,361
    01/01/2011 to 12/31/2011           $10.78242    $10.64798        9,366
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97159    $10.56699       44,513
    01/01/2011 to 12/31/2011           $10.56699    $ 9.75777       25,006
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92178    $10.56344       94,179
    01/01/2011 to 12/31/2011           $10.56344    $ 9.41473       54,498
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99041    $10.62452       43,300
    01/01/2011 to 12/31/2011           $10.62452    $ 9.98690       29,369
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98860    $10.82752       18,788
    01/01/2011 to 12/31/2011           $10.82752    $11.70248       56,611
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99253    $11.31191       32,767
    01/01/2011 to 12/31/2011           $11.31191    $10.99595       25,483
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98755    $10.90100       65,599
    01/01/2011 to 12/31/2011           $10.90100    $10.35922       43,832
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99842    $10.87655       21,546
    01/01/2011 to 12/31/2011           $10.87655    $10.60683       16,039
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98869    $11.50772       20,020
    01/01/2011 to 12/31/2011           $11.50772    $10.89980       16,806
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99843    $ 9.84822       80,996
    01/01/2011 to 12/31/2011           $ 9.84822    $ 9.66356       69,489
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99098    $11.24020       88,173
    01/01/2011 to 12/31/2011           $11.24020    $10.75300       39,643
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02833    $10.06632          625

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95872    $11.93011        53,576
    01/01/2011 to 12/31/2011           $11.93011    $11.90113        29,074
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97285    $11.43344        37,433
    01/01/2011 to 04/29/2011           $11.43344    $12.81381             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93890    $11.68109       125,799
    01/01/2011 to 12/31/2011           $11.68109    $ 9.13642        93,538
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00785    $10.08594        63,335
    01/01/2011 to 12/31/2011           $10.08594    $10.11721        41,385
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00677    $10.35874     1,060,660
    01/01/2011 to 12/31/2011           $10.35874    $10.48519       679,161
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98939    $10.60245     1,432,400
    01/01/2011 to 12/31/2011           $10.60245    $10.50489       991,928
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01834    $10.06623           323
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99842    $10.89657         6,786
    01/01/2011 to 12/31/2011           $10.89657    $11.05948         6,535
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99842    $ 8.88478             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98231    $10.77026     1,898,319
    01/01/2011 to 12/31/2011           $10.77026    $10.20877     1,590,036
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96081    $12.62411        53,267
    01/01/2011 to 12/31/2011           $12.62411    $12.26334        20,846
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96424    $11.47308        25,149
    01/01/2011 to 12/31/2011           $11.47308    $10.58275        10,148

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99212    $10.69858     2,173,184
    01/01/2011 to 12/31/2011           $10.69858    $10.70386     1,649,416
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98577    $10.54371        46,536
    01/01/2011 to 12/31/2011           $10.54371    $10.17416        21,063
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98011    $10.31689        62,111
    01/01/2011 to 12/31/2011           $10.31689    $10.53864        46,810
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97100    $11.14285       162,524
    01/01/2011 to 12/31/2011           $11.14285    $10.74611        91,715
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85968    $11.48283       104,628
    01/01/2011 to 12/31/2011           $11.48283    $ 9.58441        70,966
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99842    $ 8.82229        10,192
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99842    $10.40601       118,667
    01/01/2011 to 12/31/2011           $10.40601    $10.82363        73,141
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97095    $10.64626     1,472,344
    01/01/2011 to 12/31/2011           $10.64626    $10.26981     1,080,417

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT B SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH COMBO 5% AND HAV (2.10%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96755    $10.78127      5,516,405
    01/01/2011 to 12/31/2011           $10.78127    $10.27449      7,930,280
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97824    $10.88690      3,887,085
    01/01/2011 to 12/31/2011           $10.88690    $10.67064      7,536,489
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00677    $10.78205        196,832
    01/01/2011 to 12/31/2011           $10.78205    $10.93295        372,080
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98851    $10.73966      6,122,070
    01/01/2011 to 12/31/2011           $10.73966    $10.38658     11,643,017
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99826    $ 9.13879      2,250,990
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98586    $10.65635         38,110
    01/01/2011 to 12/31/2011           $10.65635    $10.38154        203,130
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97742    $10.82029      5,226,833
    01/01/2011 to 12/31/2011           $10.82029    $10.33635      7,593,614
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97751    $10.96058      2,624,296
    01/01/2011 to 12/31/2011           $10.96058    $10.47443      4,135,424

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98731    $10.77337     3,202,539
    01/01/2011 to 12/31/2011           $10.77337    $10.35589     6,297,134
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95965    $11.77181       148,869
    01/01/2011 to 12/31/2011           $11.77181    $12.28453       287,342
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97159    $12.14387       134,008
    01/01/2011 to 12/31/2011           $12.14387    $10.33026       272,000
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $10.86854     1,183,504
    01/01/2011 to 12/31/2011           $10.86854    $10.37751     2,746,969
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97573    $11.00198     3,040,603
    01/01/2011 to 12/31/2011           $11.00198    $10.60927     5,374,961
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96325    $11.49547     3,712,117
    01/01/2011 to 12/31/2011           $11.49547    $10.55499     5,954,130
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96993    $11.53165       122,752
    01/01/2011 to 12/31/2011           $11.53165    $10.72094       190,352
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01826    $10.76811       199,918
    01/01/2011 to 12/31/2011           $10.76811    $10.12518       235,095
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99150    $10.75256       186,236
    01/01/2011 to 12/31/2011           $10.75256    $ 9.94608       358,920
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01958    $11.40273       352,049
    01/01/2011 to 12/31/2011           $11.40273    $10.83119       496,956
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96489    $11.47751       259,896
    01/01/2011 to 12/31/2011           $11.47751    $11.38312       365,908

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98423    $10.75077        196,063
    01/01/2011 to 12/31/2011           $10.75077    $10.85949        414,596
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97649    $10.86001      2,174,610
    01/01/2011 to 12/31/2011           $10.86001    $10.57177      3,640,539
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98800    $10.68940      2,546,265
    01/01/2011 to 12/31/2011           $10.68940    $10.41222      4,103,365
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92909    $11.24449        120,209
    01/01/2011 to 12/31/2011           $11.24449    $ 9.58589        187,387
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92896    $10.78368        128,205
    01/01/2011 to 12/31/2011           $10.78368    $ 9.23249        198,630
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00649    $10.58844            161
    01/01/2011 to 12/31/2011           $10.58844    $11.65657     28,245,185
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $10.57605      1,900,708
    01/01/2011 to 12/31/2011           $10.57605    $10.37847      3,919,930
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97111    $10.76470         87,860
    01/01/2011 to 12/31/2011           $10.76470    $10.60883        166,469
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97142    $10.54959        142,572
    01/01/2011 to 12/31/2011           $10.54959    $ 9.72183        183,338
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92161    $10.54608        312,059
    01/01/2011 to 12/31/2011           $10.54608    $ 9.38012        471,899
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99024    $10.60710         86,158
    01/01/2011 to 12/31/2011           $10.60710    $ 9.95015        114,797
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98843    $10.80977        117,309
    01/01/2011 to 12/31/2011           $10.80977    $11.65957      1,054,574

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99236    $11.29330       189,485
    01/01/2011 to 12/31/2011           $11.29330    $10.95551       336,887
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98739    $10.88308       313,949
    01/01/2011 to 12/31/2011           $10.88308    $10.32113       453,670
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $10.85871        69,804
    01/01/2011 to 12/31/2011           $10.85871    $10.56782       101,083
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98852    $11.48881       123,513
    01/01/2011 to 12/31/2011           $11.48881    $10.85968       189,254
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $ 9.83210       432,404
    01/01/2011 to 12/31/2011           $ 9.83210    $ 9.62805       976,585
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99081    $11.22185       182,245
    01/01/2011 to 12/31/2011           $11.22185    $10.71360       279,795
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02817    $10.06278        35,591
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95855    $11.91048       225,037
    01/01/2011 to 12/31/2011           $11.91048    $11.85733       392,679
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97268    $11.41452        82,328
    01/01/2011 to 04/29/2011           $11.41452    $12.78404             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93873    $11.66195       476,936
    01/01/2011 to 12/31/2011           $11.66195    $ 9.10284       664,092
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00768    $10.06943       258,212
    01/01/2011 to 12/31/2011           $10.06943    $10.07987       444,733
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00660    $10.34172     3,522,143
    01/01/2011 to 12/31/2011           $10.34172    $10.44670     5,705,528

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98922    $10.58499      4,586,837
    01/01/2011 to 12/31/2011           $10.58499    $10.46635     10,310,852
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01818    $10.06267         48,356
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $10.87869         60,348
    01/01/2011 to 12/31/2011           $10.87869    $11.01886        118,986
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99826    $ 8.87255              0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98214    $10.75257      4,337,624
    01/01/2011 to 12/31/2011           $10.75257    $10.17124      6,785,307
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96064    $12.60328        196,458
    01/01/2011 to 12/31/2011           $12.60328    $12.21817        299,003
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96407    $11.45416        105,127
    01/01/2011 to 12/31/2011           $11.45416    $10.54377        159,251
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99195    $10.68099      4,889,068
    01/01/2011 to 12/31/2011           $10.68099    $10.66444     10,210,336
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98560    $10.52650        182,870
    01/01/2011 to 12/31/2011           $10.52650    $10.13681        224,532
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97994    $10.29998        205,208
    01/01/2011 to 12/31/2011           $10.29998    $10.49994        382,952
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97083    $11.12457        438,944
    01/01/2011 to 12/31/2011           $11.12457    $10.70663        741,977
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85951    $11.46379        573,055
    01/01/2011 to 12/31/2011           $11.46379    $ 9.54897        868,367

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99826    $ 8.81016       931,127
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $10.38898       637,730
    01/01/2011 to 12/31/2011           $10.38898    $10.78389     1,103,783
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97078    $10.62883     4,071,144
    01/01/2011 to 12/31/2011           $10.62883    $10.23205     6,640,069

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT B SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HAV AND HD GRO II OR HAV AND GRO PLUS II (2.30%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96738    $10.76360     1,982,880
    01/01/2011 to 12/31/2011           $10.76360    $10.23677     1,624,541
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97807    $10.86903     1,426,285
    01/01/2011 to 12/31/2011           $10.86903    $10.63140     1,184,101
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00660    $10.76424        26,833
    01/01/2011 to 12/31/2011           $10.76424    $10.89267        18,422
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98834    $10.72203     2,364,506
    01/01/2011 to 12/31/2011           $10.72203    $10.34844     1,461,557
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99809    $ 9.12620        16,940
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98570    $10.63879        10,405
    01/01/2011 to 12/31/2011           $10.63879    $10.34328         8,991
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010           $ 9.99809    $10.55604       209,230
    01/01/2011 to 12/31/2011           $10.55604    $11.49032     5,005,426
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010           $10.00679    $10.59877             0
    01/01/2011 to 12/31/2011           $10.59877    $11.76169     5,716,416

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010           $ 9.99809    $10.60163             0
    01/01/2011 to 12/31/2011           $10.60163    $12.01278             0
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010           $10.00891    $10.63229             0
    01/01/2011 to 12/31/2011           $10.63229    $12.32822        18,382
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010           $10.00784    $10.73369             0
    01/01/2011 to 12/31/2011           $10.73369    $12.61630     3,859,454
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011          $ 9.99809    $11.95962     1,120,790
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97725    $10.80239     2,173,767
    01/01/2011 to 12/31/2011           $10.80239    $10.29819     1,486,802
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97734    $10.94264       619,521
    01/01/2011 to 12/31/2011           $10.94264    $10.43605       223,639
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98715    $10.75566       380,072
    01/01/2011 to 12/31/2011           $10.75566    $10.31779       266,575
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95948    $11.75243        51,593
    01/01/2011 to 12/31/2011           $11.75243    $12.23924        33,996
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97142    $12.12383        23,209
    01/01/2011 to 12/31/2011           $12.12383    $10.29217        28,282
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $10.85057       309,670
    01/01/2011 to 12/31/2011           $10.85057    $10.33928       188,650
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97557    $10.98381     1,466,091
    01/01/2011 to 12/31/2011           $10.98381    $10.57010     1,058,162
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96308    $11.47648       795,562
    01/01/2011 to 12/31/2011           $11.47648    $10.51610       600,412

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96976    $11.51275       20,879
    01/01/2011 to 12/31/2011           $11.51275    $10.68145       12,375
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01809    $10.75038       43,809
    01/01/2011 to 12/31/2011           $10.75038    $10.08777       22,459
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99134    $10.73491       62,866
    01/01/2011 to 12/31/2011           $10.73491    $ 9.90949       26,852
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01941    $11.38383       87,362
    01/01/2011 to 12/31/2011           $11.38383    $10.79120       46,970
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96472    $11.45866       56,975
    01/01/2011 to 12/31/2011           $11.45866    $11.34127       33,845
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98406    $10.73309       45,845
    01/01/2011 to 12/31/2011           $10.73309    $10.81948       55,106
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97632    $10.84209      324,591
    01/01/2011 to 12/31/2011           $10.84209    $10.53278      217,080
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98783    $10.67177      300,563
    01/01/2011 to 12/31/2011           $10.67177    $10.37382      209,744
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92892    $11.22607       20,551
    01/01/2011 to 12/31/2011           $11.22607    $ 9.55062       16,008
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92879    $10.76596       59,646
    01/01/2011 to 12/31/2011           $10.76596    $ 9.19856       29,045
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $10.55869      328,331
    01/01/2011 to 12/31/2011           $10.55869    $10.34036      191,622

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97094    $10.74695       27,515
    01/01/2011 to 12/31/2011           $10.74695    $10.56966        9,400
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97125    $10.53223       40,112
    01/01/2011 to 12/31/2011           $10.53223    $ 9.68613       18,370
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92144    $10.52888       41,928
    01/01/2011 to 12/31/2011           $10.52888    $ 9.34567       21,558
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99007    $10.58960       11,944
    01/01/2011 to 12/31/2011           $10.58960    $ 9.91346        6,827
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98826    $10.79204       62,889
    01/01/2011 to 12/31/2011           $10.79204    $11.61675       55,271
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99219    $11.27468       47,226
    01/01/2011 to 12/31/2011           $11.27468    $10.91510       27,111
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98722    $10.86514       54,255
    01/01/2011 to 12/31/2011           $10.86514    $10.28312       47,905
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $10.84075       13,556
    01/01/2011 to 12/31/2011           $10.84075    $10.52884       10,363
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98835    $11.46980       43,801
    01/01/2011 to 12/31/2011           $11.46980    $10.81966       32,102
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $ 9.81590      264,690
    01/01/2011 to 12/31/2011           $ 9.81590    $ 9.59256      229,144
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99064    $11.20328       55,297
    01/01/2011 to 12/31/2011           $11.20328    $10.67411       32,189
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02800    $10.05926          275

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95838    $11.89091        46,144
    01/01/2011 to 12/31/2011           $11.89091    $11.81371        33,114
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97251    $11.39598        17,367
    01/01/2011 to 04/29/2011           $11.39598    $12.75479             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93856    $11.64283       117,680
    01/01/2011 to 12/31/2011           $11.64283    $ 9.06934        70,061
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00751    $10.05274       127,840
    01/01/2011 to 12/31/2011           $10.05274    $10.04285       173,864
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00643    $10.32475       904,921
    01/01/2011 to 12/31/2011           $10.32475    $10.40836       596,566
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98905    $10.56757     1,848,364
    01/01/2011 to 12/31/2011           $10.56757    $10.42777     1,513,061
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01801    $10.05915           398
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $10.86080        16,287
    01/01/2011 to 12/31/2011           $10.86080    $10.97830         7,562
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99809    $ 8.86034             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98197    $10.73491     2,018,421
    01/01/2011 to 12/31/2011           $10.73491    $10.13379     1,577,561
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96047    $12.58259        21,297
    01/01/2011 to 12/31/2011           $12.58259    $12.17325        15,339
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96390    $11.43543        23,651
    01/01/2011 to 12/31/2011           $11.43543    $10.50502        22,275

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99178    $10.66346     1,234,468
    01/01/2011 to 12/31/2011           $10.66346    $10.62519       946,974
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98543    $10.50910        19,588
    01/01/2011 to 12/31/2011           $10.50910    $10.09939         9,326
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97977    $10.28297       101,755
    01/01/2011 to 12/31/2011           $10.28297    $10.46127        71,038
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97067    $11.10634        72,362
    01/01/2011 to 12/31/2011           $11.10634    $10.66740        42,986
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85934    $11.44494        97,346
    01/01/2011 to 12/31/2011           $11.44494    $ 9.51383        65,186
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99809    $ 8.79804        15,946
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $10.37188       140,502
    01/01/2011 to 12/31/2011           $10.37188    $10.74432       108,923
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97062    $10.61120     1,139,575
    01/01/2011 to 12/31/2011           $10.61120    $10.19426       827,152

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT L SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                   ACCUMULATION UNIT VALUES: WITH HAV (2.10%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96755    $10.78127      5,516,405
    01/01/2011 to 12/31/2011           $10.78127    $10.27449      7,930,280
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97824    $10.88690      3,887,085
    01/01/2011 to 12/31/2011           $10.88690    $10.67064      7,536,489
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00677    $10.78205        196,832
    01/01/2011 to 12/31/2011           $10.78205    $10.93295        372,080
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98851    $10.73966      6,122,070
    01/01/2011 to 12/31/2011           $10.73966    $10.38658     11,643,017
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99826    $ 9.13879      2,250,990
 AST BLACKROCK VALUE PORTFOLIO FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98586    $10.65635         38,110
    01/01/2011 to 12/31/2011           $10.65635    $10.38154        203,130
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97742    $10.82029      5,226,833
    01/01/2011 to 12/31/2011           $10.82029    $10.33635      7,593,614
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97751    $10.96058      2,624,296
    01/01/2011 to 12/31/2011           $10.96058    $10.47443      4,135,424

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98731    $10.77337     3,202,539
    01/01/2011 to 12/31/2011           $10.77337    $10.35589     6,297,134
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95965    $11.77181       148,869
    01/01/2011 to 12/31/2011           $11.77181    $12.28453       287,342
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97159    $12.14387       134,008
    01/01/2011 to 12/31/2011           $12.14387    $10.33026       272,000
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $10.86854     1,183,504
    01/01/2011 to 12/31/2011           $10.86854    $10.37751     2,746,969
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97573    $11.00198     3,040,603
    01/01/2011 to 12/31/2011           $11.00198    $10.60927     5,374,961
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96325    $11.49547     3,712,117
    01/01/2011 to 12/31/2011           $11.49547    $10.55499     5,954,130
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96993    $11.53165       122,752
    01/01/2011 to 12/31/2011           $11.53165    $10.72094       190,352
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01826    $10.76811       199,918
    01/01/2011 to 12/31/2011           $10.76811    $10.12518       235,095
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99150    $10.75256       186,236
    01/01/2011 to 12/31/2011           $10.75256    $ 9.94608       358,920
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01958    $11.40273       352,049
    01/01/2011 to 12/31/2011           $11.40273    $10.83119       496,956
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96489    $11.47751       259,896
    01/01/2011 to 12/31/2011           $11.47751    $11.38312       365,908

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98423    $10.75077        196,063
    01/01/2011 to 12/31/2011           $10.75077    $10.85949        414,596
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97649    $10.86001      2,174,610
    01/01/2011 to 12/31/2011           $10.86001    $10.57177      3,640,539
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98800    $10.68940      2,546,265
    01/01/2011 to 12/31/2011           $10.68940    $10.41222      4,103,365
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92909    $11.24449        120,209
    01/01/2011 to 12/31/2011           $11.24449    $ 9.58589        187,387
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92896    $10.78368        128,205
    01/01/2011 to 12/31/2011           $10.78368    $ 9.23249        198,630
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00649    $10.58844            161
    01/01/2011 to 12/31/2011           $10.58844    $11.65657     28,245,185
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $10.57605      1,900,708
    01/01/2011 to 12/31/2011           $10.57605    $10.37847      3,919,930
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97111    $10.76470         87,860
    01/01/2011 to 12/31/2011           $10.76470    $10.60883        166,469
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97142    $10.54959        142,572
    01/01/2011 to 12/31/2011           $10.54959    $ 9.72183        183,338
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92161    $10.54608        312,059
    01/01/2011 to 12/31/2011           $10.54608    $ 9.38012        471,899
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99024    $10.60710         86,158
    01/01/2011 to 12/31/2011           $10.60710    $ 9.95015        114,797
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98843    $10.80977        117,309
    01/01/2011 to 12/31/2011           $10.80977    $11.65957      1,054,574

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99236    $11.29330       189,485
    01/01/2011 to 12/31/2011           $11.29330    $10.95551       336,887
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98739    $10.88308       313,949
    01/01/2011 to 12/31/2011           $10.88308    $10.32113       453,670
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $10.85871        69,804
    01/01/2011 to 12/31/2011           $10.85871    $10.56782       101,083
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98852    $11.48881       123,513
    01/01/2011 to 12/31/2011           $11.48881    $10.85968       189,254
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $ 9.83210       432,404
    01/01/2011 to 12/31/2011           $ 9.83210    $ 9.62805       976,585
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99081    $11.22185       182,245
    01/01/2011 to 12/31/2011           $11.22185    $10.71360       279,795
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02817    $10.06278        35,591
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95855    $11.91048       225,037
    01/01/2011 to 12/31/2011           $11.91048    $11.85733       392,679
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97268    $11.41452        82,328
    01/01/2011 to 04/29/2011           $11.41452    $12.78404             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93873    $11.66195       476,936
    01/01/2011 to 12/31/2011           $11.66195    $ 9.10284       664,092
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00768    $10.06943       258,212
    01/01/2011 to 12/31/2011           $10.06943    $10.07987       444,733
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00660    $10.34172     3,522,143
    01/01/2011 to 12/31/2011           $10.34172    $10.44670     5,705,528

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98922    $10.58499      4,586,837
    01/01/2011 to 12/31/2011           $10.58499    $10.46635     10,310,852
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01818    $10.06267         48,356
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $10.87869         60,348
    01/01/2011 to 12/31/2011           $10.87869    $11.01886        118,986
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99826    $ 8.87255              0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98214    $10.75257      4,337,624
    01/01/2011 to 12/31/2011           $10.75257    $10.17124      6,785,307
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96064    $12.60328        196,458
    01/01/2011 to 12/31/2011           $12.60328    $12.21817        299,003
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96407    $11.45416        105,127
    01/01/2011 to 12/31/2011           $11.45416    $10.54377        159,251
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99195    $10.68099      4,889,068
    01/01/2011 to 12/31/2011           $10.68099    $10.66444     10,210,336
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98560    $10.52650        182,870
    01/01/2011 to 12/31/2011           $10.52650    $10.13681        224,532
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97994    $10.29998        205,208
    01/01/2011 to 12/31/2011           $10.29998    $10.49994        382,952
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97083    $11.12457        438,944
    01/01/2011 to 12/31/2011           $11.12457    $10.70663        741,977
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85951    $11.46379        573,055
    01/01/2011 to 12/31/2011           $11.46379    $ 9.54897        868,367

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99826    $ 8.81016       931,127
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99826    $10.38898       637,730
    01/01/2011 to 12/31/2011           $10.38898    $10.78389     1,103,783
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97078    $10.62883     4,071,144
    01/01/2011 to 12/31/2011           $10.62883    $10.23205     6,640,069

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT L SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH HD GRO II OR GRO PLUS II (2.30%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96738    $10.76360     1,982,880
    01/01/2011 to 12/31/2011           $10.76360    $10.23677     1,624,541
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97807    $10.86903     1,426,285
    01/01/2011 to 12/31/2011           $10.86903    $10.63140     1,184,101
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00660    $10.76424        26,833
    01/01/2011 to 12/31/2011           $10.76424    $10.89267        18,422
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98834    $10.72203     2,364,506
    01/01/2011 to 12/31/2011           $10.72203    $10.34844     1,461,557
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99809    $ 9.12620        16,940
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98570    $10.63879        10,405
    01/01/2011 to 12/31/2011           $10.63879    $10.34328         8,991
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010           $ 9.99809    $10.55604       209,230
    01/01/2011 to 12/31/2011           $10.55604    $11.49032     5,005,426
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010           $10.00679    $10.59877             0
    01/01/2011 to 12/31/2011           $10.59877    $11.76169     5,716,416

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010           $ 9.99809    $10.60163             0
    01/01/2011 to 12/31/2011           $10.60163    $12.01278             0
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010           $10.00891    $10.63229             0
    01/01/2011 to 12/31/2011           $10.63229    $12.32822        18,382
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010           $10.00784    $10.73369             0
    01/01/2011 to 12/31/2011           $10.73369    $12.61630     3,859,454
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011          $ 9.99809    $11.95962     1,120,790
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97725    $10.80239     2,173,767
    01/01/2011 to 12/31/2011           $10.80239    $10.29819     1,486,802
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97734    $10.94264       619,521
    01/01/2011 to 12/31/2011           $10.94264    $10.43605       223,639
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98715    $10.75566       380,072
    01/01/2011 to 12/31/2011           $10.75566    $10.31779       266,575
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95948    $11.75243        51,593
    01/01/2011 to 12/31/2011           $11.75243    $12.23924        33,996
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97142    $12.12383        23,209
    01/01/2011 to 12/31/2011           $12.12383    $10.29217        28,282
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $10.85057       309,670
    01/01/2011 to 12/31/2011           $10.85057    $10.33928       188,650
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97557    $10.98381     1,466,091
    01/01/2011 to 12/31/2011           $10.98381    $10.57010     1,058,162
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96308    $11.47648       795,562
    01/01/2011 to 12/31/2011           $11.47648    $10.51610       600,412

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96976    $11.51275       20,879
    01/01/2011 to 12/31/2011           $11.51275    $10.68145       12,375
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01809    $10.75038       43,809
    01/01/2011 to 12/31/2011           $10.75038    $10.08777       22,459
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99134    $10.73491       62,866
    01/01/2011 to 12/31/2011           $10.73491    $ 9.90949       26,852
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01941    $11.38383       87,362
    01/01/2011 to 12/31/2011           $11.38383    $10.79120       46,970
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96472    $11.45866       56,975
    01/01/2011 to 12/31/2011           $11.45866    $11.34127       33,845
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98406    $10.73309       45,845
    01/01/2011 to 12/31/2011           $10.73309    $10.81948       55,106
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97632    $10.84209      324,591
    01/01/2011 to 12/31/2011           $10.84209    $10.53278      217,080
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98783    $10.67177      300,563
    01/01/2011 to 12/31/2011           $10.67177    $10.37382      209,744
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92892    $11.22607       20,551
    01/01/2011 to 12/31/2011           $11.22607    $ 9.55062       16,008
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92879    $10.76596       59,646
    01/01/2011 to 12/31/2011           $10.76596    $ 9.19856       29,045
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $10.55869      328,331
    01/01/2011 to 12/31/2011           $10.55869    $10.34036      191,622

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97094    $10.74695       27,515
    01/01/2011 to 12/31/2011           $10.74695    $10.56966        9,400
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97125    $10.53223       40,112
    01/01/2011 to 12/31/2011           $10.53223    $ 9.68613       18,370
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92144    $10.52888       41,928
    01/01/2011 to 12/31/2011           $10.52888    $ 9.34567       21,558
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99007    $10.58960       11,944
    01/01/2011 to 12/31/2011           $10.58960    $ 9.91346        6,827
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98826    $10.79204       62,889
    01/01/2011 to 12/31/2011           $10.79204    $11.61675       55,271
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99219    $11.27468       47,226
    01/01/2011 to 12/31/2011           $11.27468    $10.91510       27,111
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98722    $10.86514       54,255
    01/01/2011 to 12/31/2011           $10.86514    $10.28312       47,905
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $10.84075       13,556
    01/01/2011 to 12/31/2011           $10.84075    $10.52884       10,363
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98835    $11.46980       43,801
    01/01/2011 to 12/31/2011           $11.46980    $10.81966       32,102
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $ 9.81590      264,690
    01/01/2011 to 12/31/2011           $ 9.81590    $ 9.59256      229,144
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99064    $11.20328       55,297
    01/01/2011 to 12/31/2011           $11.20328    $10.67411       32,189
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02800    $10.05926          275

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95838    $11.89091        46,144
    01/01/2011 to 12/31/2011           $11.89091    $11.81371        33,114
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97251    $11.39598        17,367
    01/01/2011 to 04/29/2011           $11.39598    $12.75479             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93856    $11.64283       117,680
    01/01/2011 to 12/31/2011           $11.64283    $ 9.06934        70,061
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00751    $10.05274       127,840
    01/01/2011 to 12/31/2011           $10.05274    $10.04285       173,864
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00643    $10.32475       904,921
    01/01/2011 to 12/31/2011           $10.32475    $10.40836       596,566
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98905    $10.56757     1,848,364
    01/01/2011 to 12/31/2011           $10.56757    $10.42777     1,513,061
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01801    $10.05915           398
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $10.86080        16,287
    01/01/2011 to 12/31/2011           $10.86080    $10.97830         7,562
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99809    $ 8.86034             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98197    $10.73491     2,018,421
    01/01/2011 to 12/31/2011           $10.73491    $10.13379     1,577,561
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96047    $12.58259        21,297
    01/01/2011 to 12/31/2011           $12.58259    $12.17325        15,339
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96390    $11.43543        23,651
    01/01/2011 to 12/31/2011           $11.43543    $10.50502        22,275

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
            SUB-ACCOUNTS               OF PERIOD    OF PERIOD   END OF PERIOD
 -----------------------------------  ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99178    $10.66346     1,234,468
    01/01/2011 to 12/31/2011           $10.66346    $10.62519       946,974
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98543    $10.50910        19,588
    01/01/2011 to 12/31/2011           $10.50910    $10.09939         9,326
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97977    $10.28297       101,755
    01/01/2011 to 12/31/2011           $10.28297    $10.46127        71,038
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97067    $11.10634        72,362
    01/01/2011 to 12/31/2011           $11.10634    $10.66740        42,986
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85934    $11.44494        97,346
    01/01/2011 to 12/31/2011           $11.44494    $ 9.51383        65,186
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99809    $ 8.79804        15,946
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99809    $10.37188       140,502
    01/01/2011 to 12/31/2011           $10.37188    $10.74432       108,923
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97062    $10.61120     1,139,575
    01/01/2011 to 12/31/2011           $10.61120    $10.19426       827,152

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT L SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH COMBO 5% AND HAV (2.50%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96721    $10.74594     3,168,199
    01/01/2011 to 12/31/2011           $10.74594    $10.19913     5,312,554
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97790    $10.85124     2,066,972
    01/01/2011 to 12/31/2011           $10.85124    $10.59228     3,582,908
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00643    $10.74655       135,779
    01/01/2011 to 12/31/2011           $10.74655    $10.85258       244,195
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98817    $10.70435     3,024,354
    01/01/2011 to 12/31/2011           $10.70435    $10.31037     5,335,750
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99792    $ 9.11369       966,229
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98553    $10.62126        14,486
    01/01/2011 to 12/31/2011           $10.62126    $10.30521       117,354
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97709    $10.78471     2,669,164
    01/01/2011 to 12/31/2011           $10.78471    $10.26034     4,111,990
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97717    $10.92450     1,403,633
    01/01/2011 to 12/31/2011           $10.92450    $10.39736     2,301,703

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98698    $10.73807     1,632,839
    01/01/2011 to 12/31/2011           $10.73807    $10.27988     2,395,603
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95931    $11.73319       100,392
    01/01/2011 to 12/31/2011           $11.73319    $12.19447       256,852
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97125    $12.10376        37,664
    01/01/2011 to 12/31/2011           $12.10376    $10.25411       140,281
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99792    $10.83272       690,375
    01/01/2011 to 12/31/2011           $10.83272    $10.30128     1,454,048
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97540    $10.96577     1,470,856
    01/01/2011 to 12/31/2011           $10.96577    $10.53126     2,478,770
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96291    $11.45760     2,280,343
    01/01/2011 to 12/31/2011           $11.45760    $10.47734     3,316,610
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96959    $11.49374        48,058
    01/01/2011 to 12/31/2011           $11.49374    $10.64213       103,180
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01792    $10.73263       112,600
    01/01/2011 to 12/31/2011           $10.73263    $10.05066       110,003
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99117    $10.71724        55,236
    01/01/2011 to 12/31/2011           $10.71724    $ 9.87300       154,323
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01924    $11.36526       195,230
    01/01/2011 to 12/31/2011           $11.36526    $10.75158       259,274
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96455    $11.43981       107,388
    01/01/2011 to 12/31/2011           $11.43981    $11.29951       220,920

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98389    $10.71534        108,145
    01/01/2011 to 12/31/2011           $10.71534    $10.77948        264,859
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97616    $10.82431      1,099,034
    01/01/2011 to 12/31/2011           $10.82431    $10.49396      1,753,770
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98766    $10.65412      1,130,285
    01/01/2011 to 12/31/2011           $10.65412    $10.33553      2,037,233
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92875    $11.20761         81,975
    01/01/2011 to 12/31/2011           $11.20761    $ 9.51555        138,881
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92862    $10.74828         38,307
    01/01/2011 to 12/31/2011           $10.74828    $ 9.16472         85,107
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00615    $10.55365          1,007
    01/01/2011 to 12/31/2011           $10.55365    $11.57100     15,908,640
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99792    $10.54131        879,198
    01/01/2011 to 12/31/2011           $10.54131    $10.30219      1,765,156
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97077    $10.72925         54,303
    01/01/2011 to 12/31/2011           $10.72925    $10.53068        168,059
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97109    $10.51485         70,424
    01/01/2011 to 12/31/2011           $10.51485    $ 9.65030         88,532
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92127    $10.51141        134,079
    01/01/2011 to 12/31/2011           $10.51141    $ 9.31111        330,939
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98991    $10.57218         72,893
    01/01/2011 to 12/31/2011           $10.57218    $ 9.87700        109,606
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98810    $10.77417         54,540
    01/01/2011 to 12/31/2011           $10.77417    $11.57384        386,128

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99202    $11.25614       129,101
    01/01/2011 to 12/31/2011           $11.25614    $10.87497       316,763
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98705    $10.84729        96,989
    01/01/2011 to 12/31/2011           $10.84729    $10.24521       168,277
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99792    $10.82301        31,955
    01/01/2011 to 12/31/2011           $10.82301    $10.49012       115,760
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98818    $11.45094        46,249
    01/01/2011 to 12/31/2011           $11.45094    $10.77975       122,194
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99792    $ 9.79963       240,231
    01/01/2011 to 12/31/2011           $ 9.79963    $ 9.55729       586,829
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99047    $11.18481        96,389
    01/01/2011 to 12/31/2011           $11.18481    $10.63473       298,251
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02783    $10.05571        15,306
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95821    $11.87131       103,932
    01/01/2011 to 12/31/2011           $11.87131    $11.77017       315,116
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97234    $11.37708        37,293
    01/01/2011 to 04/29/2011           $11.37708    $12.72515             0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93840    $11.62364       303,179
    01/01/2011 to 12/31/2011           $11.62364    $ 9.03588       458,778
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00734    $10.03627       128,681
    01/01/2011 to 12/31/2011           $10.03627    $10.00585       322,618
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00627    $10.30774     2,062,808
    01/01/2011 to 12/31/2011           $10.30774    $10.36998     3,874,504

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98889    $10.55026     2,668,235
    01/01/2011 to 12/31/2011           $10.55026    $10.38942     4,855,447
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01784    $10.05559        19,683
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99792    $10.84290        15,460
    01/01/2011 to 12/31/2011           $10.84290    $10.93775        64,604
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99792    $ 8.84823             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98180    $10.71725     2,603,851
    01/01/2011 to 12/31/2011           $10.71725    $10.09644     3,899,550
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96030    $12.56192       110,444
    01/01/2011 to 12/31/2011           $12.56192    $12.12839       323,627
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96373    $11.41655        40,394
    01/01/2011 to 12/31/2011           $11.41655    $10.46622       112,477
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99161    $10.64584     2,349,384
    01/01/2011 to 12/31/2011           $10.64584    $10.58599     3,968,019
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98526    $10.49179        28,779
    01/01/2011 to 12/31/2011           $10.49179    $10.06229        87,008
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97960    $10.26595        77,418
    01/01/2011 to 12/31/2011           $10.26595    $10.42256       272,736
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97050    $11.08797       144,407
    01/01/2011 to 12/31/2011           $11.08797    $10.62798       371,711
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85917    $11.42614       237,518
    01/01/2011 to 12/31/2011           $11.42614    $ 9.47881       559,568

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99792    $ 8.78594       713,280
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99792    $10.35469       401,854
    01/01/2011 to 12/31/2011           $10.35469    $10.70460       851,190
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97045    $10.59386     2,086,116
    01/01/2011 to 12/31/2011           $10.59386    $10.15692     3,513,356

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT L SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HAV AND HD GRO II OR HAV AND GRO PLUS II (2.70%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96704    $10.72802      170,769
    01/01/2011 to 12/31/2011           $10.72802    $10.16130       80,163
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97773    $10.83318      196,565
    01/01/2011 to 12/31/2011           $10.83318    $10.55300       97,519
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00626    $10.72883        1,559
    01/01/2011 to 12/31/2011           $10.72883    $10.81250          487
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98800    $10.68666      209,022
    01/01/2011 to 12/31/2011           $10.68666    $10.27226      133,796
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99775    $ 9.10110          939
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98536    $10.60379            0
    01/01/2011 to 12/31/2011           $10.60379    $10.26707          105
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010           $ 9.99775    $10.52124       28,782
    01/01/2011 to 12/31/2011           $10.52124    $11.40570      637,381
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010           $10.00645    $10.56381            0
    01/01/2011 to 12/31/2011           $10.56381    $11.67506      349,445

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010           $ 9.99775    $10.56667            0
    01/01/2011 to 12/31/2011           $10.56667    $11.92426            0
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010           $10.00857    $10.59733            0
    01/01/2011 to 12/31/2011           $10.59733    $12.23769           59
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010           $10.00751    $10.69820            0
    01/01/2011 to 12/31/2011           $10.69820    $12.52320      368,195
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011          $ 9.99775    $11.91076       58,451
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97692    $10.76684      214,272
    01/01/2011 to 12/31/2011           $10.76684    $10.22230      112,785
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97700    $10.90649       60,433
    01/01/2011 to 12/31/2011           $10.90649    $10.35901       33,097
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98681    $10.72024      140,238
    01/01/2011 to 12/31/2011           $10.72024    $10.24187       51,420
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95914    $11.71378       10,696
    01/01/2011 to 12/31/2011           $11.71378    $12.14917        3,876
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97108    $12.08395          899
    01/01/2011 to 12/31/2011           $12.08395    $10.21630          492
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99775    $10.81480       49,528
    01/01/2011 to 12/31/2011           $10.81480    $10.26312       34,198
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97523    $10.94766      125,711
    01/01/2011 to 12/31/2011           $10.94766    $10.49225       67,404
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96274    $11.43865      118,155
    01/01/2011 to 12/31/2011           $11.43865    $10.43861      104,792

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96942    $11.47469        5,561
    01/01/2011 to 12/31/2011           $11.47469    $10.60270        1,950
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01775    $10.71494        5,368
    01/01/2011 to 12/31/2011           $10.71494    $10.01355        1,368
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99100    $10.69949        3,443
    01/01/2011 to 12/31/2011           $10.69949    $ 9.83638        1,782
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01907    $11.34646        9,036
    01/01/2011 to 12/31/2011           $11.34646    $10.71178        3,866
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96438    $11.42102       12,437
    01/01/2011 to 12/31/2011           $11.42102    $11.25787        5,011
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98373    $10.69768        7,053
    01/01/2011 to 12/31/2011           $10.69768    $10.73964        4,175
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97599    $10.80651       43,981
    01/01/2011 to 12/31/2011           $10.80651    $10.45528       24,067
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98749    $10.63651       72,494
    01/01/2011 to 12/31/2011           $10.63651    $10.29738       48,274
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92858    $11.18912        2,179
    01/01/2011 to 12/31/2011           $11.18912    $ 9.48026        1,444
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92845    $10.73053        5,116
    01/01/2011 to 12/31/2011           $10.73053    $ 9.13080        1,473
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99775    $10.52387      109,605
    01/01/2011 to 12/31/2011           $10.52387    $10.26420       34,237

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97060    $10.71155         978
    01/01/2011 to 12/31/2011           $10.71155    $10.49190         691
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97092    $10.49745       1,268
    01/01/2011 to 12/31/2011           $10.49745    $ 9.61464         591
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92110    $10.49411       7,494
    01/01/2011 to 12/31/2011           $10.49411    $ 9.27676       2,122
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98974    $10.55472           0
    01/01/2011 to 12/31/2011           $10.55472    $ 9.84054           5
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98793    $10.75645       3,124
    01/01/2011 to 12/31/2011           $10.75645    $11.53116       2,250
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99185    $11.23754         269
    01/01/2011 to 12/31/2011           $11.23754    $10.83471         752
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98688    $10.82935       1,534
    01/01/2011 to 12/31/2011           $10.82935    $10.20729       1,229
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99775    $10.80508         391
    01/01/2011 to 12/31/2011           $10.80508    $10.45133         202
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98801    $11.43201       2,869
    01/01/2011 to 12/31/2011           $11.43201    $10.73996       1,007
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99776    $ 9.78359       8,153
    01/01/2011 to 12/31/2011           $ 9.78359    $ 9.52209       3,391
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99030    $11.16638       6,135
    01/01/2011 to 12/31/2011           $11.16638    $10.59540       1,821
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02766    $10.05209           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95805    $11.85179        6,638
    01/01/2011 to 12/31/2011           $11.85179    $11.72679        2,775
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97218    $11.35834          150
    01/01/2011 to 04/29/2011           $11.35834    $12.69571            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93823    $11.60441       10,653
    01/01/2011 to 12/31/2011           $11.60441    $ 9.00244        4,727
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00718    $10.01971        1,873
    01/01/2011 to 12/31/2011           $10.01971    $ 9.96892        1,154
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00610    $10.29072      186,153
    01/01/2011 to 12/31/2011           $10.29072    $10.33172      105,236
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98872    $10.53285      163,174
    01/01/2011 to 12/31/2011           $10.53285    $10.35103       97,357
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01767    $10.05196            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99775    $10.82499        1,770
    01/01/2011 to 12/31/2011           $10.82499    $10.89734          482
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99775    $ 8.83594            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98163    $10.69944      100,007
    01/01/2011 to 12/31/2011           $10.69944    $10.05905       75,435
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96013    $12.54113        3,649
    01/01/2011 to 12/31/2011           $12.54113    $12.08356        1,404
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96356    $11.39766        2,103
    01/01/2011 to 12/31/2011           $11.39766    $10.42757          600

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99145    $10.62833      209,082
    01/01/2011 to 12/31/2011           $10.62833    $10.54700      113,620
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98509    $10.47453          429
    01/01/2011 to 12/31/2011           $10.47453    $10.02508          180
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97944    $10.24908        3,543
    01/01/2011 to 12/31/2011           $10.24908    $10.38419        2,198
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97033    $11.06962        1,325
    01/01/2011 to 12/31/2011           $11.06962    $10.58857        2,150
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85900    $11.40731       27,897
    01/01/2011 to 12/31/2011           $11.40731    $ 9.44376        9,596
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99775    $ 8.77381            0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99775    $10.33756       19,082
    01/01/2011 to 12/31/2011           $10.33756    $10.66490        8,732
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97028    $10.57635      150,872
    01/01/2011 to 12/31/2011           $10.57635    $10.11938       78,190

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT C SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                   ACCUMULATION UNIT VALUES: WITH HAV (2.15%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96751    $10.77691      146,600
    01/01/2011 to 12/31/2011           $10.77691    $10.26518      209,819
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97819    $10.88255      140,731
    01/01/2011 to 12/31/2011           $10.88255    $10.66087      236,931
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00672    $10.77766        1,359
    01/01/2011 to 12/31/2011           $10.77766    $10.92296        4,910
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98847    $10.73529       64,924
    01/01/2011 to 12/31/2011           $10.73529    $10.37714      144,911
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99821    $ 9.13559       56,266
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98582    $10.65197            0
    01/01/2011 to 12/31/2011           $10.65197    $10.37192        2,227
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97738    $10.81582       64,519
    01/01/2011 to 12/31/2011           $10.81582    $10.32683      116,165
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97747    $10.95621       55,733
    01/01/2011 to 12/31/2011           $10.95621    $10.46489       74,776

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98727    $10.76898       80,242
    01/01/2011 to 12/31/2011           $10.76898    $10.34642      139,582
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95960    $11.76700        5,365
    01/01/2011 to 12/31/2011           $11.76700    $12.27331       15,056
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97155    $12.13891            0
    01/01/2011 to 12/31/2011           $12.13891    $10.32083        4,803
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99821    $10.86404       28,707
    01/01/2011 to 12/31/2011           $10.86404    $10.36809       58,239
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97569    $10.99750       66,641
    01/01/2011 to 12/31/2011           $10.99750    $10.59953      113,782
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96321    $11.49069       90,824
    01/01/2011 to 12/31/2011           $11.49069    $10.54529      174,945
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96989    $11.52688        2,286
    01/01/2011 to 12/31/2011           $11.52688    $10.71105        1,832
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01821    $10.76370        1,177
    01/01/2011 to 12/31/2011           $10.76370    $10.11579        1,500
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99146    $10.74807        3,018
    01/01/2011 to 12/31/2011           $10.74807    $ 9.93692        3,456
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01954    $11.39805        1,141
    01/01/2011 to 12/31/2011           $11.39805    $10.82130        4,027
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96484    $11.47291        3,472
    01/01/2011 to 12/31/2011           $11.47291    $11.37278        8,702

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98419    $10.74637        3,019
    01/01/2011 to 12/31/2011           $10.74637    $10.84929       13,561
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97645    $10.85561       36,384
    01/01/2011 to 12/31/2011           $10.85561    $10.56202       51,682
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98796    $10.68489       67,518
    01/01/2011 to 12/31/2011           $10.68489    $10.40258      121,125
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92904    $11.23996        6,483
    01/01/2011 to 12/31/2011           $11.23996    $ 9.57716        6,196
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92891    $10.77933        2,146
    01/01/2011 to 12/31/2011           $10.77933    $ 9.22411       17,693
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00644    $10.58415            0
    01/01/2011 to 12/31/2011           $10.58415    $11.64591      680,879
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99821    $10.57174       35,434
    01/01/2011 to 12/31/2011           $10.57174    $10.36895       88,001
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97106    $10.76026            0
    01/01/2011 to 12/31/2011           $10.76026    $10.59897          933
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97138    $10.54520        3,188
    01/01/2011 to 12/31/2011           $10.54520    $ 9.71297        2,207
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92157    $10.54174        3,073
    01/01/2011 to 12/31/2011           $10.54174    $ 9.37150       12,588
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99020    $10.60265        6,329
    01/01/2011 to 12/31/2011           $10.60265    $ 9.94093        6,860
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98839    $10.80526            0
    01/01/2011 to 12/31/2011           $10.80526    $11.64879       17,600

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99232    $11.28865        4,940
    01/01/2011 to 12/31/2011           $11.28865    $10.94541        7,881
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98734    $10.87856        7,533
    01/01/2011 to 12/31/2011           $10.87856    $10.31155       11,050
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99821    $10.85427            0
    01/01/2011 to 12/31/2011           $10.85427    $10.55815        1,033
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98848    $11.48400        1,511
    01/01/2011 to 12/31/2011           $11.48400    $10.84971        3,757
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99822    $ 9.82805        8,911
    01/01/2011 to 12/31/2011           $ 9.82805    $ 9.61919       59,176
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99077    $11.21717        4,546
    01/01/2011 to 12/31/2011           $11.21717    $10.70359       11,880
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02812    $10.06193        1,271
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95851    $11.90567        4,168
    01/01/2011 to 12/31/2011           $11.90567    $11.84656        6,046
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97264    $11.40989        3,490
    01/01/2011 to 04/29/2011           $11.40989    $12.77672            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93869    $11.65729       14,546
    01/01/2011 to 12/31/2011           $11.65729    $ 9.09457       21,050
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00764    $10.06524        5,427
    01/01/2011 to 12/31/2011           $10.06524    $10.07064       29,632
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00656    $10.33749       99,262
    01/01/2011 to 12/31/2011           $10.33749    $10.43711      171,685

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98918    $10.58066      199,856
    01/01/2011 to 12/31/2011           $10.58066    $10.45671      390,341
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01813    $10.06185          815
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99821    $10.87426            0
    01/01/2011 to 12/31/2011           $10.87426    $11.00879        1,924
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99821    $ 8.86947            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98210    $10.74814       68,899
    01/01/2011 to 12/31/2011           $10.74814    $10.16193      154,393
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96060    $12.59822        3,203
    01/01/2011 to 12/31/2011           $12.59822    $12.20705        6,408
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96403    $11.44962        1,581
    01/01/2011 to 12/31/2011           $11.44962    $10.53432        7,418
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99191    $10.67665      149,329
    01/01/2011 to 12/31/2011           $10.67665    $10.65472      266,540
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98556    $10.52203        6,118
    01/01/2011 to 12/31/2011           $10.52203    $10.12732        8,172
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97990    $10.29578        3,814
    01/01/2011 to 12/31/2011           $10.29578    $10.49029       11,167
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97079    $11.12002        6,691
    01/01/2011 to 12/31/2011           $11.12002    $10.69680       11,909
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85947    $11.45926       13,623
    01/01/2011 to 12/31/2011           $11.45926    $ 9.54035       34,577

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99821    $ 8.80715       15,394
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99821    $10.38458       12,679
    01/01/2011 to 12/31/2011           $10.38458    $10.77399       22,345
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97074    $10.62446       67,248
    01/01/2011 to 12/31/2011           $10.62446    $10.22267      110,382

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT C SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH HD GRO II OR GRO PLUS II (2.35%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96734    $10.75915      185,308
    01/01/2011 to 12/31/2011           $10.75915    $10.22743       96,829
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97803    $10.86460      117,048
    01/01/2011 to 12/31/2011           $10.86460    $10.62155       73,760
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00656    $10.75988        2,065
    01/01/2011 to 12/31/2011           $10.75988    $10.88276        1,425
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98830    $10.71761      153,190
    01/01/2011 to 12/31/2011           $10.71761    $10.33893       82,217
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99805    $ 9.12313        1,293
 AST BLACKROCK VALUE PORTFOLIO FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98565    $10.63446       11,585
    01/01/2011 to 12/31/2011           $10.63446    $10.33380        5,943
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010           $ 9.99805    $10.55169       18,647
    01/01/2011 to 12/31/2011           $10.55169    $11.47979      555,460
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010           $10.00675    $10.59439            0
    01/01/2011 to 12/31/2011           $10.59439    $11.75078      626,664

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010           $ 9.99805    $10.59732            0
    01/01/2011 to 12/31/2011           $10.59732    $12.00179            0
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010           $10.00887    $10.62787            0
    01/01/2011 to 12/31/2011           $10.62787    $12.31691          575
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010           $10.00780    $10.72931            0
    01/01/2011 to 12/31/2011           $10.72931    $12.60470      335,574
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011          $ 9.99805    $11.95342       67,199
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97721    $10.79804      143,748
    01/01/2011 to 12/31/2011           $10.79804    $10.28877       87,748
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97730    $10.93809       35,595
    01/01/2011 to 12/31/2011           $10.93809    $10.42625       18,290
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98710    $10.75126       81,315
    01/01/2011 to 12/31/2011           $10.75126    $10.30837       43,149
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95944    $11.74760        9,018
    01/01/2011 to 12/31/2011           $11.74760    $12.22807        5,827
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97138    $12.11885          988
    01/01/2011 to 12/31/2011           $12.11885    $10.28273        2,899
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99805    $10.84623       20,555
    01/01/2011 to 12/31/2011           $10.84623    $10.32992       11,247
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97552    $10.97934      136,701
    01/01/2011 to 12/31/2011           $10.97934    $10.56045       77,109
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96304    $11.47182      108,323
    01/01/2011 to 12/31/2011           $11.47182    $10.50641       56,271

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96972    $11.50809        1,396
    01/01/2011 to 12/31/2011           $11.50809    $10.67179        2,086
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01805    $10.74596        2,650
    01/01/2011 to 12/31/2011           $10.74596    $10.07859        2,071
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99129    $10.73041       17,015
    01/01/2011 to 12/31/2011           $10.73041    $ 9.90037        7,369
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01937    $11.37927        3,876
    01/01/2011 to 12/31/2011           $11.37927    $10.78139        4,165
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96468    $11.45406       13,519
    01/01/2011 to 12/31/2011           $11.45406    $11.33091        5,844
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98402    $10.72872       17,354
    01/01/2011 to 12/31/2011           $10.72872    $10.80943        9,978
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97628    $10.83775       43,448
    01/01/2011 to 12/31/2011           $10.83775    $10.52321       18,052
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98779    $10.66728       98,417
    01/01/2011 to 12/31/2011           $10.66728    $10.36422       46,138
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92888    $11.22148        1,693
    01/01/2011 to 12/31/2011           $11.22148    $ 9.54183          944
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92875    $10.76157        2,758
    01/01/2011 to 12/31/2011           $10.76157    $ 9.19006        1,975
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99805    $10.55438       51,663
    01/01/2011 to 12/31/2011           $10.55438    $10.33075       23,238

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97090    $10.74258            0
    01/01/2011 to 12/31/2011           $10.74258    $10.56007            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97121    $10.52793        2,935
    01/01/2011 to 12/31/2011           $10.52793    $ 9.67715        2,447
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92140    $10.52447       13,717
    01/01/2011 to 12/31/2011           $10.52447    $ 9.33702        5,393
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99003    $10.58525        4,210
    01/01/2011 to 12/31/2011           $10.58525    $ 9.90441          384
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98822    $10.78752       28,510
    01/01/2011 to 12/31/2011           $10.78752    $11.60598       20,013
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99215    $11.27007       16,985
    01/01/2011 to 12/31/2011           $11.27007    $10.90506       10,893
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98718    $10.86071       16,452
    01/01/2011 to 12/31/2011           $10.86071    $10.27356       13,322
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99805    $10.83645        4,066
    01/01/2011 to 12/31/2011           $10.83645    $10.51928        1,160
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98831    $11.46513        2,468
    01/01/2011 to 12/31/2011           $11.46513    $10.80972        1,736
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99805    $ 9.81187        6,611
    01/01/2011 to 12/31/2011           $ 9.81187    $ 9.58392      132,278
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99060    $11.19874        3,119
    01/01/2011 to 12/31/2011           $11.19874    $10.66429        2,984
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02796    $10.05835            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95834    $11.88608        2,995
    01/01/2011 to 12/31/2011           $11.88608    $11.80292        5,072
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97247    $11.39120        6,432
    01/01/2011 to 04/29/2011           $11.39120    $12.74737            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93852    $11.63809       11,221
    01/01/2011 to 12/31/2011           $11.63809    $ 9.06103        5,285
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00747    $10.04881       40,641
    01/01/2011 to 12/31/2011           $10.04881    $10.03369       47,814
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00639    $10.32046      154,934
    01/01/2011 to 12/31/2011           $10.32046    $10.39873      115,836
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98901    $10.56322      388,380
    01/01/2011 to 12/31/2011           $10.56322    $10.41816      266,866
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01797    $10.05822        6,308
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99805    $10.85629          747
    01/01/2011 to 12/31/2011           $10.85629    $10.96805        1,293
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99805    $ 8.85728            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98193    $10.73043      146,563
    01/01/2011 to 12/31/2011           $10.73043    $10.12445      188,730
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96043    $12.57745          679
    01/01/2011 to 12/31/2011           $12.57745    $12.16210        1,658
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96386    $11.43076          787
    01/01/2011 to 12/31/2011           $11.43076    $10.49532        1,903

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99174    $10.65907      153,045
    01/01/2011 to 12/31/2011           $10.65907    $10.61552       83,263
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98539    $10.50481          751
    01/01/2011 to 12/31/2011           $10.50481    $10.09018          751
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97973    $10.27887       14,160
    01/01/2011 to 12/31/2011           $10.27887    $10.45171        9,463
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97062    $11.10177       18,690
    01/01/2011 to 12/31/2011           $11.10177    $10.65756        8,934
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85930    $11.44026       19,602
    01/01/2011 to 12/31/2011           $11.44026    $ 9.50511       10,728
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99805    $ 8.79506        1,969
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99805    $10.36763       19,138
    01/01/2011 to 12/31/2011           $10.36763    $10.73432       10,239
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97057    $10.60699      133,847
    01/01/2011 to 12/31/2011           $10.60699    $10.18506       82,039

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT C SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH COMBO 5% AND HAV (2.55%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96717    $10.74141      167,105
    01/01/2011 to 12/31/2011           $10.74141    $10.18951      383,387
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97786    $10.84672      157,036
    01/01/2011 to 12/31/2011           $10.84672    $10.58248      271,744
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00639    $10.74215        1,676
    01/01/2011 to 12/31/2011           $10.74215    $10.84258        5,687
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98813    $10.70000      190,663
    01/01/2011 to 12/31/2011           $10.70000    $10.30080      430,302
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99788    $ 9.11049       54,460
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98549    $10.61690            0
    01/01/2011 to 12/31/2011           $10.61690    $10.29564        1,163
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97704    $10.78022      428,766
    01/01/2011 to 12/31/2011           $10.78022    $10.25087      438,240
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97713    $10.92006       53,422
    01/01/2011 to 12/31/2011           $10.92006    $10.38783      131,451

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98694    $10.73352      117,963
    01/01/2011 to 12/31/2011           $10.73352    $10.27032      201,184
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95927    $11.72826       10,888
    01/01/2011 to 12/31/2011           $11.72826    $12.18302       39,482
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97121    $12.09892        5,468
    01/01/2011 to 12/31/2011           $12.09892    $10.24479       13,811
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99788    $10.82825       39,540
    01/01/2011 to 12/31/2011           $10.82825    $10.29170       70,667
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97535    $10.96121      139,021
    01/01/2011 to 12/31/2011           $10.96121    $10.52141      324,059
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96287    $11.45297       87,601
    01/01/2011 to 12/31/2011           $11.45297    $10.46774      169,648
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96955    $11.48897        1,723
    01/01/2011 to 12/31/2011           $11.48897    $10.63223        3,863
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01788    $10.72817        9,469
    01/01/2011 to 12/31/2011           $10.72817    $10.04130       16,846
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99112    $10.71271        5,638
    01/01/2011 to 12/31/2011           $10.71271    $ 9.86385       13,198
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01920    $11.36046       29,200
    01/01/2011 to 12/31/2011           $11.36046    $10.74160       62,117
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96451    $11.43507       25,393
    01/01/2011 to 12/31/2011           $11.43507    $11.28894       62,720
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98385    $10.71107       10,464
    01/01/2011 to 12/31/2011           $10.71107    $10.76974       25,312

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97611    $10.81979        91,951
    01/01/2011 to 12/31/2011           $10.81979    $10.48427       109,327
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98762    $10.64973        87,771
    01/01/2011 to 12/31/2011           $10.64973    $10.32607       144,330
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92871    $11.20292         3,059
    01/01/2011 to 12/31/2011           $11.20292    $ 9.50659         5,179
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92858    $10.74384         2,395
    01/01/2011 to 12/31/2011           $10.74384    $ 9.15621        13,169
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00611    $10.54927           691
    01/01/2011 to 12/31/2011           $10.54927    $11.56022     1,233,512
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99788    $10.53693        85,576
    01/01/2011 to 12/31/2011           $10.53693    $10.29267       209,235
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97073    $10.72487         2,315
    01/01/2011 to 12/31/2011           $10.72487    $10.52107         5,706
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97104    $10.51052         4,275
    01/01/2011 to 12/31/2011           $10.51052    $ 9.64136         4,670
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92123    $10.50702         9,595
    01/01/2011 to 12/31/2011           $10.50702    $ 9.30243        20,565
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98986    $10.56785         3,073
    01/01/2011 to 12/31/2011           $10.56785    $ 9.86786         4,706
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98805    $10.76976        10,556
    01/01/2011 to 12/31/2011           $10.76976    $11.56319        58,877

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99198    $11.25143       12,641
    01/01/2011 to 12/31/2011           $11.25143    $10.86481       40,758
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98701    $10.84273       14,123
    01/01/2011 to 12/31/2011           $10.84273    $10.23558       35,829
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99788    $10.81847          956
    01/01/2011 to 12/31/2011           $10.81847    $10.48037        1,182
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98814    $11.44613        2,679
    01/01/2011 to 12/31/2011           $11.44613    $10.76972        3,745
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99788    $ 9.79566       63,528
    01/01/2011 to 12/31/2011           $ 9.79566    $ 9.54851       84,199
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99043    $11.18014        4,673
    01/01/2011 to 12/31/2011           $11.18014    $10.62477       25,948
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02779    $10.05481            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95817    $11.86655       11,338
    01/01/2011 to 12/31/2011           $11.86655    $11.75941       19,822
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97230    $11.37242        4,525
    01/01/2011 to 04/29/2011           $11.37242    $12.71783            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93835    $11.61895       21,085
    01/01/2011 to 12/31/2011           $11.61895    $ 9.02763       60,459
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00730    $10.03200       12,649
    01/01/2011 to 12/31/2011           $10.03200    $ 9.99644       27,615
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00622    $10.30347      178,158
    01/01/2011 to 12/31/2011           $10.30347    $10.36040      446,559

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98884    $10.54583       731,851
    01/01/2011 to 12/31/2011           $10.54583    $10.37969     1,119,963
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01780    $10.05469         7,064
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99788    $10.83845         4,378
    01/01/2011 to 12/31/2011           $10.83845    $10.92772         8,411
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99788    $ 8.84516             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98176    $10.71283       167,408
    01/01/2011 to 12/31/2011           $10.71283    $10.08718       205,083
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96026    $12.55660         3,910
    01/01/2011 to 12/31/2011           $12.55660    $12.11710        18,589
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96369    $11.41170         4,306
    01/01/2011 to 12/31/2011           $11.41170    $10.45645         8,391
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99157    $10.64142       293,284
    01/01/2011 to 12/31/2011           $10.64142    $10.57627     1,954,073
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98522    $10.48746             0
    01/01/2011 to 12/31/2011           $10.48746    $10.05288         9,858
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97956    $10.26178        18,869
    01/01/2011 to 12/31/2011           $10.26178    $10.41305        26,917
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97045    $11.08349        21,452
    01/01/2011 to 12/31/2011           $11.08349    $10.61820        43,885
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85913    $11.42145        26,574
    01/01/2011 to 12/31/2011           $11.42145    $ 9.47012        82,004

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99788    $ 8.78290       31,332
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99788    $10.35050       34,357
    01/01/2011 to 12/31/2011           $10.35050    $10.69471       61,487
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97040    $10.58950      112,923
    01/01/2011 to 12/31/2011           $10.58950    $10.14747      235,701

 *  Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT C SERIES

                          PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HAV AND HD GRO II OR HAV AND GRO PLUS II (2.75%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96700    $10.72366       14,796
    01/01/2011 to 12/31/2011           $10.72366    $10.15189       10,827
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97769    $10.82881       11,460
    01/01/2011 to 12/31/2011           $10.82881    $10.54338        8,150
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00622    $10.72434            0
    01/01/2011 to 12/31/2011           $10.72434    $10.80251            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98796    $10.68235       11,196
    01/01/2011 to 12/31/2011           $10.68235    $10.26283       16,878
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99771    $ 9.09799          557
 AST BLACKROCK VALUE PORTFOLIO FORMERLY, AST VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98532    $10.59935            0
    01/01/2011 to 12/31/2011           $10.59935    $10.25763            0
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010           $ 9.99771    $10.51691          252
    01/01/2011 to 12/31/2011           $10.51691    $11.39516       15,914
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010           $10.00641    $10.55941            0
    01/01/2011 to 12/31/2011           $10.55941    $11.66419      111,997

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010           $ 9.99771    $10.56226            0
    01/01/2011 to 12/31/2011           $10.56226    $11.91326            0
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010           $10.00853    $10.59284            0
    01/01/2011 to 12/31/2011           $10.59284    $12.22622            0
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010           $10.00746    $10.69390            0
    01/01/2011 to 12/31/2011           $10.69390    $12.51181       30,456
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011          $ 9.99771    $11.90464       29,958
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97688    $10.76246          643
    01/01/2011 to 12/31/2011           $10.76246    $10.21302       24,342
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97696    $10.90202        1,514
    01/01/2011 to 12/31/2011           $10.90202    $10.34944          242
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98677    $10.71579        5,627
    01/01/2011 to 12/31/2011           $10.71579    $10.23226        3,799
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95910    $11.70896          366
    01/01/2011 to 12/31/2011           $11.70896    $12.13801            0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97104    $12.07901            0
    01/01/2011 to 12/31/2011           $12.07901    $10.20705            0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99771    $10.81038        1,533
    01/01/2011 to 12/31/2011           $10.81038    $10.25374          244
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97519    $10.94313        6,176
    01/01/2011 to 12/31/2011           $10.94313    $10.48257        3,355
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96270    $11.43400        8,549
    01/01/2011 to 12/31/2011           $11.43400    $10.42906       25,952

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96938    $11.47011           0
    01/01/2011 to 12/31/2011           $11.47011    $10.59309           0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01771    $10.71055       2,552
    01/01/2011 to 12/31/2011           $10.71055    $10.00421         981
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99096    $10.69508           0
    01/01/2011 to 12/31/2011           $10.69508    $ 9.82737           0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $10.01903    $11.34173       1,002
    01/01/2011 to 12/31/2011           $11.34173    $10.70195         383
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96434    $11.41620         596
    01/01/2011 to 12/31/2011           $11.41620    $11.24738         217
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98368    $10.69330         835
    01/01/2011 to 12/31/2011           $10.69330    $10.72976         381
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97595    $10.80195         409
    01/01/2011 to 12/31/2011           $10.80195    $10.44554          97
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98745    $10.63219         941
    01/01/2011 to 12/31/2011           $10.63219    $10.28798           0
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92854    $11.18449           0
    01/01/2011 to 12/31/2011           $11.18449    $ 9.47146           0
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92841    $10.72599           0
    01/01/2011 to 12/31/2011           $10.72599    $ 9.12230       1,763
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99771    $10.51949       8,102
    01/01/2011 to 12/31/2011           $10.51949    $10.25469       2,123

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97056    $10.70715           0
    01/01/2011 to 12/31/2011           $10.70715    $10.48218           0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97087    $10.49321           0
    01/01/2011 to 12/31/2011           $10.49321    $ 9.60584           0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.92106    $10.48980           0
    01/01/2011 to 12/31/2011           $10.48980    $ 9.26818           0
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98970    $10.55041           0
    01/01/2011 to 12/31/2011           $10.55041    $ 9.83148       1,720
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98789    $10.75190           0
    01/01/2011 to 12/31/2011           $10.75190    $11.52039         165
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99181    $11.23275           0
    01/01/2011 to 12/31/2011           $11.23275    $10.82462           0
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98684    $10.82492       1,055
    01/01/2011 to 12/31/2011           $10.82492    $10.19791         405
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99771    $10.80059           0
    01/01/2011 to 12/31/2011           $10.80059    $10.44170           0
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98797    $11.42724           0
    01/01/2011 to 12/31/2011           $11.42724    $10.72987           0
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99771    $ 9.77948           0
    01/01/2011 to 12/31/2011           $ 9.77948    $ 9.51316           0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99026    $11.16162           0
    01/01/2011 to 12/31/2011           $11.16162    $10.58549       1,617
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.02762    $10.05125         189

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.95800    $11.84700            0
    01/01/2011 to 12/31/2011           $11.84700    $11.71601            0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97213    $11.35367            0
    01/01/2011 to 04/29/2011           $11.35367    $12.68831            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.93818    $11.59963            0
    01/01/2011 to 12/31/2011           $11.59963    $ 8.99411            0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00713    $10.01555       12,555
    01/01/2011 to 12/31/2011           $10.01555    $ 9.95961        6,956
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $10.00606    $10.28652        8,105
    01/01/2011 to 12/31/2011           $10.28652    $10.32213        4,446
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98867    $10.52841       20,195
    01/01/2011 to 12/31/2011           $10.52841    $10.34140       17,281
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011          $10.01763    $10.05117          195
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99771    $10.82053            0
    01/01/2011 to 12/31/2011           $10.82053    $10.88734            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99771    $ 8.83297            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98159    $10.69512        7,916
    01/01/2011 to 12/31/2011           $10.69512    $10.04992        9,367
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96009    $12.53600            0
    01/01/2011 to 12/31/2011           $12.53600    $12.07235            0
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.96352    $11.39297            0
    01/01/2011 to 12/31/2011           $11.39297    $10.41785        1,645

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99140    $10.62382       3,080
    01/01/2011 to 12/31/2011           $10.62382    $10.53707       1,206
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.98505    $10.47018           0
    01/01/2011 to 12/31/2011           $10.47018    $10.01575           0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97939    $10.24482           0
    01/01/2011 to 12/31/2011           $10.24482    $10.37455           0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.97029    $11.06509           0
    01/01/2011 to 12/31/2011           $11.06509    $10.57896           0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.85896    $11.40251         655
    01/01/2011 to 12/31/2011           $11.40251    $ 9.43499           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/02/2011* to 12/31/2011          $ 9.99771    $ 8.77077           0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010           $ 9.99771    $10.33336       1,650
    01/01/2011 to 12/31/2011           $10.33336    $10.65525         536
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010           $ 9.97024    $10.57193       7,696
    01/01/2011 to 12/31/2011           $10.57193    $10.10982       3,762

 *  Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011



                                          SUBACCOUNTS
                  --------------------------------------------------------------
                   PRUDENTIAL   PRUDENTIAL                PRUDENTIAL  PRUDENTIAL
                     MONEY      DIVERSIFIED  PRUDENTIAL    FLEXIBLE CONSERVATIVE
                     MARKET        BOND        EQUITY      MANAGED     BALANCED
                   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                  ------------ ------------ ------------ ----------- -----------
ASSETS
 Investment in
 the portfolios,
 at fair value... $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ------------ ------------ ------------ ----------- -----------
  Net Assets..... $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ============ ============ ============ =========== ===========

NET ASSETS,
 representing:
 Accumulation
 units........... $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ------------ ------------ ------------ ----------- -----------
                  $207,800,002 $230,380,167 $188,372,823 $13,558,866 $20,228,188
                  ============ ============ ============ =========== ===========

 Units
 outstanding.....  171,806,696  102,709,902  103,849,001   7,096,022  10,584,191
                  ============ ============ ============ =========== ===========

 Portfolio shares
 held............   20,780,000   19,623,524    7,938,172     847,959   1,239,472
 Portfolio net
 asset value per
 share........... $      10.00 $      11.74 $      23.73 $     15.99 $     16.32
 Investment in
 portfolio shares,
 at cost......... $207,800,002 $217,114,531 $211,774,217 $14,423,605 $18,949,329

STATEMENT OF OPERATIONS
For the year ended December 31, 2011

                                       SUBACCOUNTS
               -----------------------------------------------------------------
                PRUDENTIAL    PRUDENTIAL                 PRUDENTIAL   PRUDENTIAL
                  MONEY       DIVERSIFIED   PRUDENTIAL    FLEXIBLE  CONSERVATIVE
                  MARKET         BOND         EQUITY      MANAGED      BALANCED
                PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
               ------------  ------------  ------------  ----------- -----------
INVESTMENT
INCOME
 Dividend
 income....... $     48,782  $ 10,181,514  $  1,459,371  $   281,726 $   493,665
               ------------  ------------  ------------  ----------- -----------

EXPENSES
 Charges to
 contract
 owners
 for assuming
 mortality
 risk
 and expense
 risk and for
 administration   3,259,926     3,298,045     3,091,127      198,966     300,598
               ------------  ------------  ------------  ----------- -----------

NET INVESTMENT
INCOME (LOSS).   (3,211,144)    6,883,469    (1,631,756)      82,760     193,067
               ------------  ------------  ------------  ----------- -----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS
 Capital gains
 distributions
 received.....            0     5,480,515             0            0           0
 Realized gain
 (loss) on
 shares
 redeemed.....            0     2,035,267    (1,520,114)    (151,930)    185,786
 Net change in
 unrealized
 gain (loss)
 on
 investments..            0      (489,164)   (6,262,149)     480,056     284,079
               ------------  ------------  ------------  ----------- -----------

NET GAIN
(LOSS) ON
INVESTMENTS...            0     7,026,618    (7,782,263)     328,126     469,865
               ------------  ------------  ------------  ----------- -----------

NET INCREASE
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS.... $ (3,211,144) $ 13,910,087  $ (9,414,019) $   410,886 $   662,932
               ============  ============  ============  =========== ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
============     ============   ===========    ============     ===========    ============    ===========     ===========

$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$283,060,593     $219,330,891   $10,005,062    $276,320,510     $59,072,342    $263,804,876    $53,030,568     $20,659,880
============     ============   ===========    ============     ===========    ============    ===========     ===========

 154,554,980       59,815,434     1,344,833     169,900,405      39,339,355     156,398,185     19,186,425      16,365,412
============     ============   ===========    ============     ===========    ============    ===========     ===========

  17,769,027       44,489,025       261,570       8,780,442       3,487,151      11,341,568      3,119,445       1,739,047
$      15.93     $       4.93   $     38.25    $      31.47     $     16.94    $      23.26    $     17.00     $     11.88
$334,392,074     $235,316,651   $ 9,089,114    $279,808,327     $66,909,280    $252,872,982    $50,395,678     $22,586,069


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$  3,314,788     $ 17,457,520   $    25,254    $  4,841,325     $ 1,066,748    $    879,802    $   463,568     $   359,567
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

   4,938,549        3,530,722       184,188       4,440,698       1,006,926       4,277,768        800,850         337,995
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  (1,623,761)      13,926,798      (158,934)        400,627          59,822      (3,397,966)      (337,282)         21,572
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

           0                0             0               0               0               0        768,485               0
  (5,024,689)      (1,523,153)      689,319          18,144        (402,415)      4,568,260        650,646         225,904
 (14,627,047)      (4,105,143)   (3,321,980)      1,116,285      (5,106,244)     (3,189,625)    (1,511,159)     (3,615,512)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

 (19,651,736)      (5,628,296)   (2,632,661)      1,134,429      (5,508,659)      1,378,635        (92,028)     (3,389,608)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

$(21,275,497)    $  8,298,502   $(2,791,595)   $  1,535,056     $(5,448,837)   $ (2,019,331)   $  (429,310)    $(3,368,036)
============     ============   ===========    ============     ===========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                                                  JANUS ASPEN      OVERSEAS
                                               T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                               EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                                 PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                               ------------- ----------------- ----------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                -----------     -----------       -----------    ------------    -----------
  Net Assets..................................  $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                ===========     ===========       ===========    ============    ===========

NET ASSETS, representing:
  Accumulation units..........................  $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                -----------     -----------       -----------    ------------    -----------
                                                $64,733,818     $86,494,336       $52,764,624    $ 96,776,335    $16,927,596
                                                ===========     ===========       ===========    ============    ===========

  Units outstanding...........................   31,233,374      49,252,234        35,341,455      32,274,129     10,468,369
                                                ===========     ===========       ===========    ============    ===========

  Portfolio shares held.......................    3,333,358       3,237,063         2,310,185       2,536,732        901,363
  Portfolio net asset value per share.........  $     19.42     $     26.72       $     22.84    $      38.15    $     18.78
  Investment in portfolio shares, at cost.....  $64,784,776     $78,467,774       $60,097,123    $ 80,175,032    $15,357,120

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                                                                                  JANUS ASPEN      OVERSEAS
                                               T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                               EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                                 PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                               ------------- ----------------- ----------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $ 1,196,608     $   899,384       $   348,410    $    627,220    $   156,162
                                                -----------     -----------       -----------    ------------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      960,882       1,330,513           831,072       1,870,729        255,421
                                                -----------     -----------       -----------    ------------    -----------

NET INVESTMENT INCOME (LOSS)..................      235,726        (431,129)         (482,662)     (1,243,509)       (99,259)
                                                -----------     -----------       -----------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0               0                 0       1,308,043              0
  Realized gain (loss) on shares redeemed.....      223,476       1,830,225          (782,889)      9,420,957        274,986
  Net change in unrealized gain (loss) on
   investments................................   (1,844,140)     (2,414,289)       (2,599,315)    (59,879,596)      (509,887)
                                                -----------     -----------       -----------    ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS................   (1,620,664)       (584,064)       (3,382,204)    (49,150,596)      (234,901)
                                                -----------     -----------       -----------    ------------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(1,384,938)    $(1,015,193)      $(3,864,866)   $(50,394,105)   $  (334,160)
                                                ===========     ===========       ===========    ============    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                                ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                   VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO        CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- -----------  ----------------- --------------- -----------------
  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------
  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------
  $50,594,700    $24,680,892     $25,731,478      $48,159,599   $28,266,090     $4,531,724      $103,380,990      $10,839,280
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

   30,886,054     12,508,696      14,859,811       29,075,628    27,280,316      7,628,132        62,060,033       11,018,784
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

    2,060,045      4,255,326       1,255,807        3,234,359     2,699,722        173,165         8,716,778          479,614
  $     24.56    $      5.80     $     20.49      $     14.89   $     10.47     $    26.17      $      11.86      $     22.60
  $47,347,086    $27,885,922     $27,261,942      $40,600,850   $29,032,531     $4,355,326      $104,320,510      $ 9,562,178


                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                                ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                   VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO        CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- -----------  ----------------- --------------- -----------------
  $   105,079    $   526,763     $         0      $    44,507   $   254,207     $    4,437      $    779,776      $    53,830
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

      775,610        361,883         405,887          752,786       439,830         71,591         1,831,702          205,301
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

     (670,531)       164,880        (405,887)        (708,279)     (185,623)       (67,154)       (1,051,926)        (151,471)
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

            0              0               0                0     2,217,438              0                 0                0
      761,229       (472,977)        (54,024)       1,931,010       439,402         90,011           552,718          458,378
     (899,566)       169,663      (1,307,821)      (4,069,821)   (4,192,170)      (292,304)       (4,213,004)      (1,136,482)
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

     (138,337)      (303,314)     (1,361,845)      (2,138,811)   (1,535,330)      (202,293)       (3,660,286)        (678,104)
  -----------    -----------     -----------      -----------   -----------     ----------      ------------      -----------

  $  (808,868)   $  (138,434)    $(1,767,732)     $(2,847,090)  $(1,720,953)    $ (269,447)     $ (4,712,212)     $  (829,575)
  ===========    ===========     ===========      ===========   ===========     ==========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                PRUDENTIAL SP   PRUDENTIAL SP                                   AST GOLDMAN
                                               PRUDENTIAL U.S.  GROWTH ASSET   PRUDENTIAL SP    PRUDENTIAL SP   SACHS LARGE
                                                   EMERGING      ALLOCATION    INTERNATIONAL    INTERNATIONAL    CAP VALUE
                                               GROWTH PORTFOLIO  PORTFOLIO*   GROWTH PORTFOLIO VALUE PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ---------------- --------------- ------------
ASSETS
  Investment in the portfolios, at fair value.   $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ------------    -----------    -----------      -----------   ------------
  Net Assets..................................   $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ============    ===========    ===========      ===========   ============

NET ASSETS, representing:
  Accumulation units..........................   $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ------------    -----------    -----------      -----------   ------------
                                                 $128,003,204    $         0    $41,591,579      $39,900,534   $ 86,331,576
                                                 ============    ===========    ===========      ===========   ============

  Units outstanding...........................     69,627,130              0     35,231,858       29,946,196      9,454,926
                                                 ============    ===========    ===========      ===========   ============

  Portfolio shares held.......................     16,410,667              0      9,539,353        6,844,002      5,790,179
  Portfolio net asset value per share.........   $       7.80    $      0.00    $      4.36      $      5.83   $      14.91
  Investment in portfolio shares, at cost.....   $114,549,717    $         0    $59,456,078      $55,833,212   $ 87,659,053

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                PRUDENTIAL SP   PRUDENTIAL SP                                   AST GOLDMAN
                                               PRUDENTIAL U.S.  GROWTH ASSET   PRUDENTIAL SP    PRUDENTIAL SP   SACHS LARGE
                                                   EMERGING      ALLOCATION    INTERNATIONAL    INTERNATIONAL    CAP VALUE
                                               GROWTH PORTFOLIO  PORTFOLIO*   GROWTH PORTFOLIO VALUE PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ---------------- --------------- ------------
INVESTMENT INCOME
  Dividend income.............................   $    844,863    $         0    $   668,940      $ 1,227,004   $    837,899
                                                 ------------    -----------    -----------      -----------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      2,299,176      3,867,271        814,751          806,272      1,283,161
                                                 ------------    -----------    -----------      -----------   ------------

NET INVESTMENT INCOME (LOSS)..................     (1,454,313)    (3,867,271)      (145,811)         420,732       (445,262)
                                                 ------------    -----------    -----------      -----------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      1,223,782              0              0                0              0
  Realized gain (loss) on shares redeemed.....      4,329,371     21,141,795     (3,058,173)      (2,654,708)    (6,037,352)
  Net change in unrealized gain (loss) on
   investments................................     (2,602,784)    19,518,597     (5,328,824)      (4,763,625)    (4,702,899)
                                                 ------------    -----------    -----------      -----------   ------------

NET GAIN (LOSS) ON INVESTMENTS................      2,950,369     40,660,392     (8,386,997)      (7,418,333)   (10,740,251)
                                                 ------------    -----------    -----------      -----------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $  1,496,056    $36,793,121    $(8,532,808)     $(6,997,601)  $(11,185,513)
                                                 ============    ===========    ===========      ===========   ============

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                  AST SCHRODERS                 AST J.P. MORGAN                 AST NEUBERGER
  AST AMERICAN     MULTI-ASSET     AST COHEN &     STRATEGIC                    BERMAN SMALL-                 AST FEDERATED
CENTURY INCOME & WORLD STRATEGIES STEERS REALTY  OPPORTUNITIES   AST BLACKROCK   CAP GROWTH   AST HIGH YIELD    AGGRESSIVE
GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO*     PORTFOLIO    GROWTH PORTFOLIO
---------------- ---------------- ------------- --------------- --------------- ------------- -------------- ----------------
  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------
  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------
  $73,988,299     $1,453,229,080   $87,242,676   $808,699,475     $54,138,903    $         0   $107,095,346    $ 59,776,807
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

    6,969,587        141,598,371     7,109,028     76,238,767       5,453,622              0      9,601,679       5,924,650
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

    5,673,949        114,068,217    13,505,058     62,689,882       6,361,798              0     14,853,723       7,453,467
  $     13.04     $        12.74   $      6.46   $      12.90     $      8.51    $      0.00   $       7.21    $       8.02
  $70,945,773     $1,467,180,618   $85,417,326   $785,766,188     $55,517,308    $         0   $106,696,971    $ 63,731,716


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                  AST SCHRODERS                 AST J.P. MORGAN                 AST NEUBERGER
  AST AMERICAN     MULTI-ASSET     AST COHEN &     STRATEGIC                    BERMAN SMALL-                 AST FEDERATED
CENTURY INCOME & WORLD STRATEGIES STEERS REALTY  OPPORTUNITIES   AST BLACKROCK   CAP GROWTH   AST HIGH YIELD    AGGRESSIVE
GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO*     PORTFOLIO    GROWTH PORTFOLIO
---------------- ---------------- ------------- --------------- --------------- ------------- -------------- ----------------

  $   632,711     $   23,972,004   $   647,209   $  6,754,236     $   350,514    $         0   $  6,491,086    $    294,393
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

    1,049,682         25,737,293     1,484,359     12,847,149         717,570        184,427      1,580,026       1,112,648
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

     (416,971)        (1,765,289)     (837,150)    (6,092,913)       (367,056)      (184,427)     4,911,060        (818,255)
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

            0         13,873,907             0              0               0              0              0               0
   (1,401,039)       (31,440,539)   (4,779,918)     3,191,430      (4,626,800)     7,630,577     (1,792,319)     (9,712,881)
     (851,129)      (110,292,703)    1,709,260    (22,030,615)       (314,958)    (3,488,762)    (3,142,457)     (9,395,968)
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------
   (2,252,168)      (127,859,335)   (3,070,658)   (18,839,185)     (4,941,758)     4,141,815     (4,934,776)    (19,108,849)
  -----------     --------------   -----------   ------------     -----------    -----------   ------------    ------------

  $(2,669,139)    $ (129,624,624)  $(3,907,808)  $(24,932,098)    $(5,308,814)   $ 3,957,388   $    (23,716)   $(19,927,104)
  ===========     ==============   ===========   ============     ===========    ===========   ============    ============

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                 AST GOLDMAN
                                                                                    SACHS         AST GOLDMAN
                                                 AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
                                               VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ---------------
ASSETS
  Investment in the portfolios, at fair value.   $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 -----------     -----------     -----------      ------------    ------------
  Net Assets..................................   $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 ===========     ===========     ===========      ============    ============

NET ASSETS, representing:
  Accumulation units..........................   $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 -----------     -----------     -----------      ------------    ------------
                                                 $39,678,934     $45,405,237     $58,548,236      $ 93,020,418    $105,205,533
                                                 ===========     ===========     ===========      ============    ============

  Units outstanding...........................     3,654,808       4,291,191       5,660,773         8,275,740      12,016,442
                                                 ===========     ===========     ===========      ============    ============

  Portfolio shares held.......................     3,465,409       3,578,033       2,231,259        18,566,950       8,349,645
  Portfolio net asset value per share.........   $     11.45     $     12.69     $     26.24      $       5.01    $      12.60
  Investment in portfolio shares, at cost.....   $39,015,400     $44,671,207     $56,847,328      $ 91,111,066    $116,368,881

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                 AST GOLDMAN
                                                                                    SACHS         AST GOLDMAN
                                                 AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
                                               VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ---------------
INVESTMENT INCOME
  Dividend income.............................   $   296,815     $   287,552     $   106,350      $          0    $  1,002,028
                                                 -----------     -----------     -----------      ------------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       733,161         814,222       1,125,294         1,775,403       1,288,772
                                                 -----------     -----------     -----------      ------------    ------------

NET INVESTMENT INCOME (LOSS)..................      (436,346)       (526,670)     (1,018,944)       (1,775,403)       (286,744)
                                                 -----------     -----------     -----------      ------------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0               0               0         6,085,586               0
  Realized gain (loss) on shares redeemed.....    (2,291,849)     (2,091,081)         55,282        (7,118,478)     (4,568,054)
  Net change in unrealized gain (loss) on
   investments................................    (3,243,340)     (4,159,165)     (6,320,145)      (10,861,651)       (819,842)
                                                 -----------     -----------     -----------      ------------    ------------

NET GAIN (LOSS) ON INVESTMENTS................    (5,535,189)     (6,250,246)     (6,264,863)      (11,894,543)     (5,387,896)
                                                 -----------     -----------     -----------      ------------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(5,971,535)    $(6,776,916)    $(7,283,807)     $(13,669,946)   $ (5,674,640)
                                                 ===========     ===========     ===========      ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                              AST NEUBERGER                       AST
AST LORD ABBETT   AST MARSICO       AST       AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US
   CORE FIXED    CAPITAL GROWTH  MFS GROWTH   BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA
INCOME PORTFOLIO   PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------- -------------- -----------  ---------------- ------------- ---------------- ------------- ------------
  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------
  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ============    ============  ===========    ============   ============    ============    ===========  ===========

  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------
  $245,854,864    $117,840,825  $33,300,548    $100,644,730   $ 86,810,030    $164,142,598    $53,933,489  $27,992,365
  ============    ============  ===========    ============   ============    ============    ===========  ===========

    20,912,041      11,182,192    3,218,197       8,614,440      8,186,522      15,356,638      5,793,434    2,688,164
  ============    ============  ===========    ============   ============    ============    ===========  ===========

    21,757,068       6,166,448    3,490,624       4,633,735      5,929,647      15,558,540      6,642,055    2,423,581
  $      11.30    $      19.11  $      9.54    $      21.72   $      14.64    $      10.55    $      8.12  $     11.55
  $238,506,646    $116,398,976  $32,428,005    $ 97,123,338   $ 85,632,667    $164,852,401    $53,494,640  $27,343,021


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                              AST NEUBERGER                       AST
AST LORD ABBETT   AST MARSICO       AST       AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US
   CORE FIXED    CAPITAL GROWTH  MFS GROWTH   BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA
INCOME PORTFOLIO   PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------- -------------- -----------  ---------------- ------------- ---------------- ------------- ------------

  $  1,311,425    $    370,469  $   117,814    $          0   $    953,808    $  1,149,226    $   562,666  $   185,763
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

     1,748,786       2,032,271      533,039       1,538,448      1,637,003       2,218,355        820,741      424,918
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

      (437,361)     (1,661,802)    (415,225)     (1,538,448)      (683,195)     (1,069,129)      (258,075)    (239,155)
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

             0               0            0               0              0       2,107,308              0            0
     2,223,162      (1,571,416)     (92,841)        (16,785)    (5,513,425)       (430,496)    (2,322,679)    (734,646)
     5,151,208      (6,299,604)  (1,865,905)     (5,915,307)    (6,465,566)        (43,486)    (2,157,358)    (318,308)
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------
     7,374,370      (7,871,020)  (1,958,746)     (5,932,092)   (11,978,991)      1,633,326     (4,480,037)  (1,052,954)
  ------------    ------------  -----------    ------------   ------------    ------------    -----------  -----------

  $  6,937,009    $ (9,532,822) $(2,373,971)   $ (7,470,540)  $(12,662,186)   $    564,197    $(4,738,112) $(1,292,109)
  ============    ============  ===========    ============   ============    ============    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                AST T. ROWE    AST T. ROWE                                     AST T. ROWE
                                               PRICE NATURAL   PRICE ASSET                      AST JPMORGAN   PRICE GLOBAL
                                                 RESOURCES     ALLOCATION     AST MFS GLOBAL   INTERNATIONAL       BOND
                                                 PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO EQUITY PORTFOLIO  PORTFOLIO
                                               ------------- --------------  ---------------- ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value. $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ------------  --------------    ------------     ------------   ------------
  Net Assets.................................. $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ============  ==============    ============     ============   ============

NET ASSETS, representing:
  Accumulation units.......................... $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ------------  --------------    ------------     ------------   ------------
                                               $220,749,203  $2,473,645,387    $ 87,581,103     $ 90,597,501   $113,538,785
                                               ============  ==============    ============     ============   ============

  Units outstanding...........................   21,580,986     229,101,436       8,288,403        9,784,710     10,425,673
                                               ============  ==============    ============     ============   ============

  Portfolio shares held.......................   11,551,502     143,733,027       8,964,289        4,868,216     10,219,513
  Portfolio net asset value per share......... $      19.11  $        17.21    $       9.77     $      18.61   $      11.11
  Investment in portfolio shares, at cost..... $243,494,846  $2,383,701,794    $ 88,429,221     $ 95,141,412   $113,961,386

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                AST T. ROWE    AST T. ROWE                                     AST T. ROWE
                                               PRICE NATURAL   PRICE ASSET                      AST JPMORGAN   PRICE GLOBAL
                                                 RESOURCES     ALLOCATION     AST MFS GLOBAL   INTERNATIONAL       BOND
                                                 PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO EQUITY PORTFOLIO  PORTFOLIO
                                               ------------- --------------  ---------------- ---------------- ------------
INVESTMENT INCOME
  Dividend income............................. $  1,653,883  $   23,551,090    $    442,558     $  1,480,001   $  2,394,570
                                               ------------  --------------    ------------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    4,587,737      35,790,224       1,451,393        1,758,387      1,592,594
                                               ------------  --------------    ------------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................   (2,933,854)    (12,239,134)     (1,008,835)        (278,386)       801,976
                                               ------------  --------------    ------------     ------------   ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0               0               0                0        669,467
  Realized gain (loss) on shares
   redeemed...................................  (21,424,084)    (23,561,430)     (3,065,557)      (8,244,379)       353,711
  Net change in unrealized gain (loss) on
   investments................................  (42,683,044)    (45,536,830)     (6,204,187)     (11,089,319)      (362,314)
                                               ------------  --------------    ------------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................  (64,107,128)    (69,098,260)     (9,269,744)     (19,333,698)       660,864
                                               ------------  --------------    ------------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(67,040,982) $  (81,337,394)   $(10,278,579)    $(19,612,084)  $  1,462,840
                                               ============  ==============    ============     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
     AST                         AST ACADEMIC                        AST                        AST FIRST TRUST
 WELLINGTON      AST CAPITAL      STRATEGIES     AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL
 MANAGEMENT      GROWTH ASSET       ASSET           ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED
HEDGED EQUITY     ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------   --------------  --------------  --------------  --------------  --------------- --------------- --------------
$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$265,955,531    $2,893,895,218  $2,725,760,213  $3,548,073,243  $2,869,172,693  $1,346,839,609  $1,485,878,707  $2,075,519,637
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  29,415,891       287,988,840     269,021,934     339,582,149     264,390,353     130,049,406     148,843,360     193,663,052
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  29,583,485       285,394,006     265,409,953     325,212,946     243,977,270     142,372,052     161,508,555     191,468,601
$       8.99    $        10.14  $        10.27  $        10.91  $        11.76  $         9.46  $         9.20  $        10.84
$263,390,810    $2,871,824,725  $2,710,752,078  $3,372,621,344  $2,710,549,863  $1,323,461,399  $1,496,074,538  $2,016,496,787


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
     AST                         AST ACADEMIC                        AST                        AST FIRST TRUST
 WELLINGTON      AST CAPITAL      STRATEGIES     AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL
 MANAGEMENT      GROWTH ASSET       ASSET           ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED
HEDGED EQUITY     ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------   --------------  --------------  --------------  --------------  --------------- --------------- --------------
$    506,711    $   16,765,390  $   17,941,221  $   22,969,432  $   23,075,840  $   21,934,023  $   19,634,830  $   20,169,570
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

   3,102,824        58,784,576      51,320,789      62,166,310      44,250,351      21,595,011      28,589,633      33,568,309
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

  (2,596,113)      (42,019,186)    (33,379,568)    (39,196,878)    (21,174,511)        339,012      (8,954,803)    (13,398,739)
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

           0                 0               0               0               0               0               0               0
  (1,567,286)      (16,206,064)    (21,159,293)     28,966,827      27,118,606     (23,367,311)    (60,826,394)    (18,773,736)
  (8,905,749)     (207,253,142)   (155,056,758)   (179,039,480)    (41,348,326)    (65,186,924)   (165,228,575)    (76,239,653)
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 (10,473,035)     (223,459,206)   (176,216,051)   (150,072,653)    (14,229,720)    (88,554,235)   (226,054,969)    (95,013,389)
------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

$(13,069,148)   $ (265,478,392) $ (209,595,619) $ (189,269,531) $  (35,404,231) $  (88,215,223) $ (235,009,772) $ (108,412,128)
============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST
                                               T. ROWE PRICE                   AST            AST
                                                 LARGE-CAP       AST        SMALL-CAP     PIMCO TOTAL         AST
                                                  GROWTH     MONEY MARKET    GROWTH       RETURN BOND    INTERNATIONAL
                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                               ------------- ------------  -----------  --------------  ---------------
ASSETS
  Investment in the portfolios, at fair value. $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ------------  ------------  -----------  --------------   ------------
  Net Assets.................................. $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ============  ============  ===========  ==============   ============

NET ASSETS, representing:
  Accumulation units.......................... $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ------------  ------------  -----------  --------------   ------------
                                               $173,496,539  $236,146,926  $91,234,103  $1,518,000,524   $ 43,195,863
                                               ============  ============  ===========  ==============   ============

  Units outstanding...........................   16,189,549    24,015,202    7,585,608     139,943,096      4,762,994
                                               ============  ============  ===========  ==============   ============

  Portfolio shares held.......................   14,256,084   236,146,926    4,516,540     127,455,963      3,190,241
  Portfolio net asset value per share......... $      12.17  $       1.00  $     20.20  $        11.91   $      13.54
  Investment in portfolio shares, at cost..... $167,632,428  $236,146,926  $85,514,190  $1,522,158,351   $ 46,710,479

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST
                                               T. ROWE PRICE                   AST            AST
                                                 LARGE-CAP       AST        SMALL-CAP     PIMCO TOTAL         AST
                                                  GROWTH     MONEY MARKET    GROWTH       RETURN BOND    INTERNATIONAL
                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                               ------------- ------------  -----------  --------------  ---------------
INVESTMENT INCOME
  Dividend income............................. $          0  $     35,960  $         0  $   26,749,445   $    744,282
                                               ------------  ------------  -----------  --------------   ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................    3,091,621     3,023,289    1,571,296      24,275,358        824,249
                                               ------------  ------------  -----------  --------------   ------------

NET INVESTMENT INCOME (LOSS)..................   (3,091,621)   (2,987,329)  (1,571,296)      2,474,087        (79,967)
                                               ------------  ------------  -----------  --------------   ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0            0      51,974,246              0
  Realized gain (loss) on shares
   redeemed...................................   (1,308,224)            0     (451,960)     (8,804,208)    (4,951,198)
  Net change in unrealized gain (loss) on
   investments................................  (13,857,020)            0   (6,987,997)    (23,889,764)    (5,888,431)
                                               ------------  ------------  -----------  --------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................  (15,165,244)            0   (7,439,957)     19,280,274    (10,839,629)
                                               ------------  ------------  -----------  --------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(18,256,865) $ (2,987,329) $(9,011,253) $   21,754,361   $(10,919,596)
                                               ============  ============  ===========  ==============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

     AST            NVIT          AST                                                                   AST PARAMETRIC
INTERNATIONAL    DEVELOPING    INVESTMENT      AST WESTERN      AST BOND       AST BOND    AST GLOBAL      EMERGING
   GROWTH         MARKETS      GRADE BOND    ASSET CORE PLUS   PORTFOLIO      PORTFOLIO    REAL ESTATE  MARKETS EQUITY
  PORTFOLIO         FUND       PORTFOLIO     BOND PORTFOLIO       2018           2019       PORTFOLIO     PORTFOLIO
-------------   -----------  --------------  --------------- -------------- -------------- -----------  --------------
$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------
$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
============    ===========  ==============   ============    ============   ===========   ===========   ============

$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------
$ 63,232,072    $13,856,365  $7,606,941,607   $263,296,951    $174,656,963   $11,027,158   $28,411,408   $123,992,821
============    ===========  ==============   ============    ============   ===========   ===========   ============
   7,248,430      1,065,619     624,194,989     23,998,953      14,702,403       809,058     2,702,253     13,670,484
============    ===========  ==============   ============    ============   ===========   ===========   ============

   6,335,879      2,565,994   1,242,964,315     24,607,192      14,738,984       995,231     3,753,158     15,795,264
$       9.98    $      5.40  $         6.12   $      10.70    $      11.85   $     11.08   $      7.57   $       7.85
$ 66,593,700    $19,776,753  $7,453,107,306   $258,106,934    $169,264,390   $11,171,615   $28,903,915   $136,694,715


                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

     AST            NVIT                                                                                AST PARAMETRIC
INTERNATIONAL    DEVELOPING  AST INVESTMENT    AST WESTERN                                 AST GLOBAL      EMERGING
   GROWTH         MARKETS      GRADE BOND    ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY
  PORTFOLIO         FUND       PORTFOLIO     BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO
-------------   -----------  --------------  --------------- -------------- -------------- -----------  --------------
$    344,680    $    54,200  $   12,942,274   $  6,307,048    $    147,533   $   127,421   $   745,627   $  1,531,885
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

     859,263        322,865      48,941,653      3,892,607       1,709,552       248,294       541,527      2,811,663
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

    (514,583)      (268,665)    (35,999,379)     2,414,441      (1,562,019)     (120,873)      204,100     (1,279,778)
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

           0              0      57,978,969      3,513,277       3,364,110     2,652,543             0              0
  (4,755,991)    (1,351,237)     (8,996,000)     2,248,143       1,219,236      (313,601)   (2,111,918)   (13,539,987)
  (6,418,714)    (3,333,373)    154,548,422      2,025,194       4,501,640      (503,158)   (2,792,256)   (30,211,989)
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

 (11,174,705)    (4,684,610)    203,531,391      7,786,614       9,084,986     1,835,784    (4,904,174)   (43,751,976)
------------    -----------  --------------   ------------    ------------   -----------   -----------   ------------

$(11,689,288)   $(4,953,275) $  167,532,012   $ 10,201,055    $  7,522,967   $ 1,714,911   $(4,700,074)  $(45,031,754)
============    ===========  ==============   ============    ============   ===========   ===========   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------

                                                  FRANKLIN                                         AST CLS      AST HORIZON
                                                TEMPLETON VIP    AST GOLDMAN    AST CLS GROWTH  MODERATE ASSET  GROWTH ASSET
                                               FOUNDING FUNDS  SACHS SMALL-CAP ASSET ALLOCATION   ALLOCATION     ALLOCATION
                                               ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               --------------- --------------- ---------------- --------------  ------------
ASSETS
  Investment in the portfolios, at fair value. $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               --------------    -----------    --------------  --------------  ------------
  Net Assets.................................. $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               ==============    ===========    ==============  ==============  ============

NET ASSETS, representing:
  Accumulation units.......................... $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               --------------    -----------    --------------  --------------  ------------
                                               $1,361,263,321    $99,212,647    $1,031,946,103  $1,292,495,096  $778,470,273
                                               ==============    ===========    ==============  ==============  ============

  Units outstanding...........................    136,048,705      8,706,892       100,743,415     126,312,909    74,331,284
                                               ==============    ===========    ==============  ==============  ============

  Portfolio shares held.......................    179,349,581      9,421,904        99,801,364     134,634,906    80,754,178
  Portfolio net asset value per share......... $         7.59    $     10.53    $        10.34  $         9.60  $       9.64
  Investment in portfolio shares, at cost..... $1,341,457,639    $93,637,619    $1,019,583,856  $1,273,336,098  $772,348,910

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------

                                                  FRANKLIN                                         AST CLS      AST HORIZON
                                                TEMPLETON VIP    AST GOLDMAN    AST CLS GROWTH  MODERATE ASSET  GROWTH ASSET
                                               FOUNDING FUNDS  SACHS SMALL-CAP ASSET ALLOCATION   ALLOCATION     ALLOCATION
                                               ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               --------------- --------------- ---------------- --------------  ------------
INVESTMENT INCOME
  Dividend income............................. $      254,728    $   494,062    $    3,016,031  $    4,696,330  $  2,530,127
                                               --------------    -----------    --------------  --------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     24,083,222      1,666,970        17,579,897      19,566,480    12,347,417
                                               --------------    -----------    --------------  --------------  ------------

NET INVESTMENT INCOME (LOSS)..................    (23,828,494)    (1,172,908)      (14,563,866)    (14,870,150)   (9,817,290)
                                               --------------    -----------    --------------  --------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0              0        10,447,165      18,823,710    32,513,771
  Realized gain (loss) on shares
   redeemed...................................    (52,514,959)    (4,397,236)      (36,242,977)    (22,353,121)  (30,309,048)
  Net change in unrealized gain (loss) on
   investments................................    (59,183,445)    (4,384,738)      (71,741,590)    (66,055,507)  (49,167,076)
                                               --------------    -----------    --------------  --------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................   (111,698,404)    (8,781,974)      (97,537,402)    (69,584,918)  (46,962,353)
                                               --------------    -----------    --------------  --------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (135,526,898)   $(9,954,882)   $ (112,101,268) $  (84,455,068) $(56,779,643)
                                               ==============    ===========    ==============  ==============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST HORIZON
  MODERATE
    ASSET       AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
 ALLOCATION     ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP  PROFUND VP MID-
  PORTFOLIO         PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   CAP GROWTH
------------    ----------------- ---------- -------------- ---------- ----------- ----------- ---------------
$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
------------      ------------     --------     --------    ---------   --------    --------      --------
$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
============      ============     ========     ========    =========   ========    ========      ========

$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
------------      ------------     --------     --------    ---------   --------    --------      --------
$967,245,765      $603,154,421     $122,604     $358,247    $ 429,486   $693,261    $170,834      $325,787
============      ============     ========     ========    =========   ========    ========      ========

  93,246,254        58,250,777       10,467       31,509       78,037     64,437      19,305        31,644
============      ============     ========     ========    =========   ========    ========      ========

  97,113,029        64,508,494        3,631        9,810       25,160     21,842       4,736         9,807
$       9.96      $       9.35     $  33.77     $  36.52    $   17.07   $  31.74    $  36.07      $  33.22
$961,262,685      $605,403,491     $118,718     $342,893    $ 433,140   $623,057    $154,918      $321,592


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST HORIZON
  MODERATE
    ASSET       AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
 ALLOCATION     ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP  PROFUND VP MID-
  PORTFOLIO         PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   CAP GROWTH
------------    ----------------- ---------- -------------- ---------- ----------- ----------- ---------------
$  4,243,440      $  1,250,615     $      0     $  1,679    $       0   $  2,549    $    860      $      0
------------      ------------     --------     --------    ---------   --------    --------      --------

  14,495,176         9,620,815        1,108        2,562       12,665     13,130       3,270         6,928
------------      ------------     --------     --------    ---------   --------    --------      --------

 (10,251,736)       (8,370,200)      (1,108)        (883)     (12,665)   (10,581)     (2,410)       (6,928)
------------      ------------     --------     --------    ---------   --------    --------      --------

  43,442,660        21,563,244            0            0            0          0           0             0
 (20,175,403)      (34,358,264)     (11,655)        (621)     (53,683)    33,807         (95)      (14,522)
 (57,101,570)      (38,777,131)      (6,395)      (1,198)    (112,339)    (3,994)    (22,957)      (69,492)
------------      ------------     --------     --------    ---------   --------    --------      --------

 (33,834,313)      (51,572,151)     (18,050)      (1,819)    (166,022)    29,813     (23,052)      (84,014)
------------      ------------     --------     --------    ---------   --------    --------      --------

$(44,086,049)     $(59,942,351)    $(19,158)    $ (2,702)   $(178,687)  $ 19,232    $(25,462)     $(90,942)
============      ============     ========     ========    =========   ========    ========      ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                         SUBACCOUNTS
                                               --------------------------------------------------------------
                                               PROFUND VP             PROFUND VP PROFUND VP
                                                MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
                                                 VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
                                               ---------- ----------- ---------- ---------- ------------------
ASSETS
  Investment in the portfolios, at fair value.  $665,093   $386,146    $403,047   $403,912       $132,597
                                                --------   --------    --------   --------       --------
  Net Assets..................................  $665,093   $386,146    $403,047   $403,912       $132,597
                                                ========   ========    ========   ========       ========

NET ASSETS, representing:
  Accumulation units..........................  $665,093   $386,146    $403,047   $403,912       $132,597
                                                --------   --------    --------   --------       --------
                                                $665,093   $386,146    $403,047   $403,912       $132,597
                                                ========   ========    ========   ========       ========

  Units outstanding...........................    66,431     42,775      36,951     39,460         14,600
                                                ========   ========    ========   ========       ========

  Portfolio shares held.......................    26,657      8,539      13,898     15,434         17,751
  Portfolio net asset value per share.........  $  24.95   $  45.22    $  29.00   $  26.17       $   7.47
  Investment in portfolio shares, at cost.....  $628,340   $338,676    $381,857   $381,773       $125,184

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                         SUBACCOUNTS
                                               --------------------------------------------------------------
                                               PROFUND VP             PROFUND VP PROFUND VP
                                                MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
                                                 VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
                                               ---------- ----------- ---------- ---------- ------------------
INVESTMENT INCOME
  Dividend income.............................  $    670   $      0    $      0   $      0       $  8,246
                                                --------   --------    --------   --------       --------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration................     6,278      8,599       6,831      3,569          3,253
                                                --------   --------    --------   --------       --------

NET INVESTMENT INCOME (LOSS)..................    (5,608)    (8,599)     (6,831)    (3,569)         4,993
                                                --------   --------    --------   --------       --------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........         0          0         831          0              0
  Realized gain (loss) on shares
   redeemed...................................    15,163     56,390     (19,740)    (1,699)        (1,637)
  Net change in unrealized gain (loss) on
   investments................................   (45,692)   (69,755)    (52,034)   (14,895)       (14,458)
                                                --------   --------    --------   --------       --------

NET GAIN (LOSS) ON INVESTMENTS................   (30,529)   (13,365)    (70,943)   (16,594)       (16,095)
                                                --------   --------    --------   --------       --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(36,137)  $(21,964)   $(77,774)  $(20,163)      $(11,102)
                                                ========   ========    ========   ========       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                                      AST          AST          CREDIT
                                   JENNISON     JENNISON     SUISSE TRUST
            PROFUND VP PROFUND VP  LARGE-CAP    LARGE-CAP    INTERNATIONAL
PROFUND VP  LARGE-CAP  LARGE-CAP     VALUE       GROWTH     EQUITY FLEX III    AST BOND       AST BOND
UTILITIES     GROWTH     VALUE     PORTFOLIO    PORTFOLIO     PORTFOLIO*    PORTFOLIO 2020 PORTFOLIO 2017
----------  ---------- ---------- -----------  -----------  --------------- -------------- --------------
 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------
 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------
 $588,644    $690,914   $850,786  $33,837,253  $32,383,935    $         0     $3,602,548    $173,608,249
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

   54,664      69,496     97,281    3,424,716    3,023,508              0        313,789      15,086,505
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

   18,129      19,969     35,717    3,023,883    2,658,780              0        351,126      14,953,338
 $  32.47    $  34.60   $  23.82  $     11.19  $     12.18    $      0.00     $    10.26    $      11.61
 $521,872    $614,932   $818,712  $34,194,152  $32,366,941    $         0     $3,464,086    $170,222,737


                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                                      AST          AST          CREDIT
                                   JENNISON     JENNISON     SUISSE TRUST
            PROFUND VP PROFUND VP  LARGE-CAP    LARGE-CAP    INTERNATIONAL
PROFUND VP  LARGE-CAP  LARGE-CAP     VALUE       GROWTH     EQUITY FLEX III    AST BOND       AST BOND
UTILITIES     GROWTH     VALUE     PORTFOLIO    PORTFOLIO     PORTFOLIO*    PORTFOLIO 2020 PORTFOLIO 2017
----------  ---------- ---------- -----------  -----------  --------------- -------------- --------------
 $  7,210    $      0   $  5,760  $   115,342  $         0    $   264,998     $  123,320    $     49,912
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

    5,727      11,034     12,364      596,496      463,441        103,073        190,209       1,429,979
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

    1,483     (11,034)    (6,604)    (481,154)    (463,441)       161,925        (66,889)     (1,380,067)
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

        0           0          0      129,050            0              0      1,536,534         356,403
   11,846      29,651    (42,359)  (2,793,497)    (954,647)      (435,076)        67,199         739,451
   37,775     (47,379)   (40,958)  (2,493,809)  (1,425,053)    (1,153,588)        13,305       3,411,695
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

   49,621     (17,728)   (83,317)  (5,158,256)  (2,379,700)    (1,588,664)     1,617,038       4,507,549
 --------    --------   --------  -----------  -----------    -----------     ----------    ------------

 $ 51,104    $(28,762)  $(89,921) $(5,639,410) $(2,843,141)   $(1,426,739)    $1,550,149    $  3,127,482
 ========    ========   ========  ===========  ===========    ===========     ==========    ============

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                WELLS FARGO     WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                               ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT
                                                                CORE EQUITY    INTERNATIONAL    OMEGA GROWTH      SMALL CAP
                                                  AST BOND    PORTFOLIO SHARE EQUITY PORTFOLIO PORTFOLIO SHARE GROWTH PORTFOLIO
                                               PORTFOLIO 2021    CLASS 1*      SHARE CLASS 1       CLASS 1      SHARE CLASS 1
                                               -------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ------------     ---------       ---------       ----------        --------
  Net Assets..................................  $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ============     =========       =========       ==========        ========

NET ASSETS, representing:
  Accumulation units..........................  $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ------------     ---------       ---------       ----------        --------
                                                $232,734,063     $       0       $ 648,670       $1,249,300        $544,514
                                                ============     =========       =========       ==========        ========

  Units outstanding...........................    18,356,147             0          52,493          682,604          47,275
                                                ============     =========       =========       ==========        ========

  Portfolio shares held.......................    17,277,956             0         135,990           54,842          70,624
  Portfolio net asset value per share.........  $      13.47     $    0.00       $    4.77       $    22.78        $   7.71
  Investment in portfolio shares, at cost.....  $218,478,801     $       0       $ 648,099       $1,059,695        $453,981

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                WELLS FARGO     WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                               ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT
                                                                CORE EQUITY    INTERNATIONAL    OMEGA GROWTH      SMALL CAP
                                                  AST BOND    PORTFOLIO SHARE EQUITY PORTFOLIO PORTFOLIO SHARE GROWTH PORTFOLIO
                                               PORTFOLIO 2021    CLASS 1*      SHARE CLASS 1       CLASS 1      SHARE CLASS 1
                                               -------------- --------------- ---------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $     67,240     $  17,996       $   5,474       $        0        $      0
                                                ------------     ---------       ---------       ----------        --------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense risk
   and for administration.....................     2,439,292        22,499          14,496           26,631          11,453
                                                ------------     ---------       ---------       ----------        --------

NET INVESTMENT INCOME (LOSS)..................    (2,372,052)       (4,503)         (9,022)         (26,631)        (11,453)
                                                ------------     ---------       ---------       ----------        --------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0       381,228          38,520           13,281               0
  Realized gain (loss) on shares redeemed.....     6,295,875      (160,973)         23,264          134,548          58,190
  Net change in unrealized gain (loss) on
   investments................................    14,846,592      (393,326)       (175,830)        (203,172)        (88,021)
                                                ------------     ---------       ---------       ----------        --------

NET GAIN (LOSS) ON INVESTMENTS................    21,142,467      (173,071)       (114,046)         (55,343)        (29,831)
                                                ------------     ---------       ---------       ----------        --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 18,770,415     $(177,574)      $(123,068)      $  (81,974)       $(41,284)
                                                ============     =========       =========       ==========        ========

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO
 ADVANTAGE VT                                                      WELLS FARGO
SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
PORTFOLIO SHARE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE
    CLASS 1     PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO
--------------- -------------- ---------------- ----------------- -------------- -------------- --------------
  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ----------     -----------     -----------      ------------      ----------    -----------     ----------
  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ==========     ===========     ===========      ============      ==========    ===========     ==========

  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ----------     -----------     -----------      ------------      ----------    -----------     ----------
  $1,409,239     $84,496,267     $81,124,295      $816,028,974      $1,340,592    $11,039,255     $4,305,735
  ==========     ===========     ===========      ============      ==========    ===========     ==========

     130,611       7,050,755       9,115,978        89,095,942         125,255      1,096,258        427,636
  ==========     ===========     ===========      ============      ==========    ===========     ==========

     169,176       6,903,290       9,013,811        88,029,016          77,046      1,088,684        425,048
  $     8.33     $     12.24     $      9.00      $       9.27      $    17.40    $     10.14     $    10.13
  $1,260,028     $81,182,722     $82,625,631      $859,957,359      $1,272,423    $10,948,863     $4,273,548


                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
  WELLS FARGO
 ADVANTAGE VT                                                      WELLS FARGO
SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
PORTFOLIO SHARE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE
    CLASS 1     PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO
--------------- -------------- ---------------- ----------------- -------------- -------------- --------------
  $   14,711     $         0     $         0      $          0      $        0    $         0     $        0
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

      28,692         523,180         410,093         8,573,981           8,075         13,496          6,875
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

     (13,981)       (523,180)       (410,093)       (8,573,981)         (8,075)       (13,496)        (6,875)
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

           0               0               0                 0               0              0              0
     113,941         781,609         (28,323)       (7,687,566)          2,455           (136)        (2,189)
    (248,068)      3,313,545      (1,501,336)      (43,928,385)         68,169         90,392         32,187
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

    (134,127)      4,095,154      (1,529,659)      (51,615,951)         70,624         90,256         29,998
  ----------     -----------     -----------      ------------      ----------    -----------     ----------

  $ (148,108)    $ 3,571,974     $(1,939,752)     $(60,189,932)     $   62,549    $    76,760     $   23,123
  ==========     ===========     ===========      ============      ==========    ===========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   ------------------------------------------------------------------------------------
                                      PRUDENTIAL MONEY MARKET    PRUDENTIAL DIVERSIFIED BOND      PRUDENTIAL EQUITY
                                             PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                   ----------------------------  --------------------------  --------------------------
                                     01/01/2011     01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                         TO             TO            TO            TO            TO            TO
                                     12/31/2011     12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   -------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $  (3,211,144) $  (3,626,799) $  6,883,469  $  7,016,896  $ (1,631,756) $ (1,462,493)
  Capital gains distributions
   received.......................             0              0     5,480,515     3,233,084             0             0
  Realized gain (loss) on shares
   redeemed.......................             0              0     2,035,267     1,772,489    (1,520,114)   (5,687,945)
  Net change in unrealized gain
   (loss) on investments..........             0              0      (489,164)    9,664,813    (6,262,149)   28,662,419
                                   -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (3,211,144)    (3,626,799)   13,910,087    21,687,282    (9,414,019)   21,511,981
                                   -------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     1,685,754      1,524,976       581,923       610,713       715,829       560,814
  Annuity Payments................    (3,008,457)    (1,073,400)   (1,354,983)   (1,192,494)     (796,788)     (630,780)
  Surrenders, withdrawals and
   death benefits.................   (59,838,743)   (68,717,394)  (27,927,476)  (32,080,001)  (25,937,020)  (24,417,857)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    30,397,104     86,086,981     2,982,025     6,211,706    (5,529,436)   (3,216,029)
  Withdrawal and other
   charges........................      (304,157)      (328,972)      (87,945)      (93,953)     (236,059)     (263,070)
                                   -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (31,068,499)    17,492,191   (25,806,456)  (26,544,029)  (31,783,474)  (27,966,922)
                                   -------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (34,279,643)    13,865,392   (11,896,369)   (4,856,747)  (41,197,493)   (6,454,941)

NET ASSETS
  Beginning of period.............   242,079,645    228,214,253   242,276,536   247,133,283   229,570,316   236,025,257
                                   -------------  -------------  ------------  ------------  ------------  ------------
  End of period................... $ 207,800,002  $ 242,079,645  $230,380,167  $242,276,536  $188,372,823  $229,570,316
                                   =============  =============  ============  ============  ============  ============

  Beginning units.................   198,480,050    193,139,396   114,525,756   127,375,981   120,852,569   137,058,192
                                   -------------  -------------  ------------  ------------  ------------  ------------
  Units issued....................    90,308,372    148,653,668     8,196,841     9,656,151     2,973,594     4,063,477
  Units redeemed..................  (116,981,726)  (143,313,014)  (20,012,695)  (22,506,376)  (19,977,162)  (20,269,100)
                                   -------------  -------------  ------------  ------------  ------------  ------------
  Ending units....................   171,806,696    198,480,050   102,709,902   114,525,756   103,849,001   120,852,569
                                   =============  =============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL FLEXIBLE MANAGED   PRUDENTIAL CONSERVATIVE       PRUDENTIAL VALUE       PRUDENTIAL HIGH YIELD BOND
        PORTFOLIO               BALANCED PORTFOLIO              PORTFOLIO                   PORTFOLIO
--------------------------   ------------------------  --------------------------  --------------------------
 01/01/2011     01/01/2010    01/01/2011   01/01/2010   01/01/2011    01/01/2010    01/01/2011    01/01/2010
     TO             TO            TO           TO           TO            TO            TO            TO
 12/31/2011     12/31/2010    12/31/2011   12/31/2010   12/31/2011    12/31/2010    12/31/2011    12/31/2010
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$    82,760    $   126,167   $   193,067  $   240,236  $ (1,623,761) $ (1,548,142) $ 13,926,798  $ 16,830,622
          0              0             0            0             0             0             0             0
   (151,930)      (383,680)      185,786      (45,666)   (5,024,689)  (11,709,663)   (1,523,153)   (2,641,496)
    480,056      1,727,915       284,079    2,011,209   (14,627,047)   43,577,190    (4,105,143)   14,660,194
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

    410,886      1,470,402       662,932    2,205,779   (21,275,497)   30,319,385     8,298,502    28,849,320
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

     27,795         11,613        60,104       21,136       878,969     1,145,675       781,928       686,363
    (81,671)       (74,240)      (35,408)    (155,156)     (919,326)     (539,596)     (802,983)     (544,645)
 (1,708,814)    (1,755,335)   (2,862,479)  (3,382,561)  (40,494,144)  (35,253,515)  (31,041,271)  (31,930,585)
     88,468       (229,117)      (87,592)     100,429    (7,886,251)  129,236,877    (1,963,851)   (2,725,985)
          0              0             0            0      (541,218)     (476,274)     (363,536)     (389,674)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,674,222)    (2,047,079)   (2,925,375)  (3,416,152)  (48,961,970)   94,113,167   (33,389,713)  (34,904,526)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,263,336)      (576,677)   (2,262,443)  (1,210,373)  (70,237,467)  124,432,552   (25,091,211)   (6,055,206)

 14,822,202     15,398,879    22,490,631   23,701,004   353,298,060   228,865,508   244,422,102   250,477,308
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$13,558,866    $14,822,202   $20,228,188  $22,490,631  $283,060,593  $353,298,060  $219,330,891  $244,422,102
===========    ===========   ===========  ===========  ============  ============  ============  ============

  7,981,886      9,161,800    12,139,774   14,097,671   180,227,613   112,546,024    67,908,416    77,866,851
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
    221,204        128,300       323,214      343,867     6,929,950   100,381,450     5,563,797     5,570,847
 (1,107,068)    (1,308,214)   (1,878,797)  (2,301,764)  (32,602,583)  (32,699,861)  (13,656,779)  (15,529,282)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
  7,096,022      7,981,886    10,584,191   12,139,774   154,554,980   180,227,613    59,815,434    67,908,416
===========    ===========   ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ----------------------------------------------------------------------------------
                                   PRUDENTIAL NATURAL RESOURCES   PRUDENTIAL STOCK INDEX        PRUDENTIAL GLOBAL
                                           PORTFOLIO                     PORTFOLIO                  PORTFOLIO
                                   ---------------------------  --------------------------  -------------------------
                                    01/01/2011     01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                        TO             TO            TO            TO            TO            TO
                                    12/31/2011     12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                    -----------   -----------   ------------  ------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (158,934)   $  (131,834)  $    400,627  $    865,953  $     59,822  $    66,788
  Capital gains distributions
   received.......................           0              0              0             0             0            0
  Realized gain (loss) on shares
   redeemed.......................     689,319        204,884         18,144    (5,446,059)     (402,415)  (1,417,953)
  Net change in unrealized gain
   (loss) on investments..........  (3,321,980)     3,237,458      1,116,285    41,566,663    (5,106,244)   8,822,233
                                    -----------   -----------   ------------  ------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (2,791,595)     3,310,508      1,535,056    36,986,557    (5,448,837)   7,471,068
                                    -----------   -----------   ------------  ------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      14,459         27,396      1,255,423       862,386       298,224      206,666
  Annuity Payments................     (25,630)       (17,958)    (1,104,844)   (1,092,397)     (171,443)    (104,541)
  Surrenders, withdrawals and
   death benefits.................  (1,807,865)    (1,437,909)   (33,054,110)  (31,849,813)   (7,650,241)  (7,338,127)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (1,084,315)      (208,575)    (9,926,920)   (5,313,807)   (2,330,582)    (651,682)
  Withdrawal and other
   charges........................         (97)             0       (478,005)     (513,272)      (98,182)    (108,269)
                                    -----------   -----------   ------------  ------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (2,903,448)    (1,637,046)   (43,308,456)  (37,906,903)   (9,952,224)  (7,995,953)
                                    -----------   -----------   ------------  ------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (5,695,043)     1,673,462    (41,773,400)     (920,346)  (15,401,061)    (524,885)

NET ASSETS
  Beginning of period.............  15,700,105     14,026,643    318,093,910   319,014,256    74,473,403   74,998,288
                                    -----------   -----------   ------------  ------------  ------------  -----------
  End of period................... $10,005,062    $15,700,105   $276,320,510  $318,093,910  $ 59,072,342  $74,473,403
                                    ===========   ===========   ============  ============  ============  ===========

  Beginning units.................   1,685,027      1,900,099    197,333,999   224,226,235    45,508,675   51,130,955
                                    -----------   -----------   ------------  ------------  ------------  -----------
  Units issued....................      49,742         81,577      8,494,144    11,355,101     1,968,706    2,443,544
  Units redeemed..................    (389,936)      (296,649)   (35,927,738)  (38,247,337)   (8,138,026)  (8,065,824)
                                    -----------   -----------   ------------  ------------  ------------  -----------
  Ending units....................   1,344,833      1,685,027    169,900,405   197,333,999    39,339,355   45,508,675
                                    ===========   ===========   ============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                         SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL JENNISON       PRUDENTIAL SMALL CAPITALIZATION T. ROWE PRICE INTERNATIONAL STOCK T. ROWE PRICE EQUITY INCOME
         PORTFOLIO                 STOCK PORTFOLIO                    PORTFOLIO                         PORTFOLIO
--------------------------    ------------------------------  --------------------------------  --------------------------
 01/01/2011      01/01/2010    01/01/2011      01/01/2010      01/01/2011       01/01/2010       01/01/2011    01/01/2010
     TO              TO            TO              TO              TO               TO               TO            TO
 12/31/2011      12/31/2010    12/31/2011      12/31/2010      12/31/2011       12/31/2010       12/31/2011    12/31/2010
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
$ (3,397,966)   $ (2,998,345) $  (337,282)    $  (320,933)    $    21,572      $  (115,480)     $   235,726   $   351,179
           0               0      768,485               0               0           77,453                0             0
   4,568,260      (2,066,766)     650,646        (741,434)        225,904         (188,612)         223,476      (713,331)
  (3,189,625)     33,352,576   (1,511,159)     13,407,491      (3,615,512)       3,252,169       (1,844,140)    9,170,854
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

  (2,019,331)     28,287,465     (429,310)     12,345,124      (3,368,036)       3,025,530       (1,384,938)    8,808,702
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

     840,619         664,947      158,569         172,141          36,102           46,308           86,201        63,749
    (902,626)       (604,216)    (228,140)        (64,360)       (120,937)         (53,895)        (218,012)     (161,648)
 (33,136,742)    (32,555,833)  (6,718,773)     (5,961,500)     (2,416,571)      (2,314,677)      (6,455,185)   (7,382,966)
  (9,960,768)     11,187,034   (1,760,388)        396,932        (566,185)         800,661         (780,648)      321,278
    (361,490)       (372,227)     (19,169)        (21,077)         (8,881)          (9,637)         (26,905)      (30,257)
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

 (43,521,007)    (21,680,295)  (8,567,901)     (5,477,864)     (3,076,472)      (1,531,240)      (7,394,549)   (7,189,844)
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------

 (45,540,338)      6,607,170   (8,997,211)      6,867,260      (6,444,508)       1,494,290       (8,779,487)    1,618,858

 309,345,214     302,738,044   62,027,779      55,160,519      27,104,388       25,610,098       73,513,305    71,894,447
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
$263,804,876    $309,345,214  $53,030,568     $62,027,779     $20,659,880      $27,104,388      $64,733,818   $73,513,305
============    ============   ===========     ===========      ===========      ===========    ===========   ===========

 182,467,612     193,983,301   22,233,629      24,532,895      18,468,757       19,690,211       34,754,545    38,561,067
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
   5,319,519      22,702,037    1,240,309       1,835,739       1,330,336        2,512,209        1,540,578     2,193,477
 (31,388,946)    (34,217,726)  (4,287,513)     (4,135,005)     (3,433,681)      (3,733,663)      (5,061,749)   (5,999,999)
------------    ------------   -----------     -----------      -----------      -----------    -----------   -----------
 156,398,185     182,467,612   19,186,425      22,233,629      16,365,412       18,468,757       31,233,374    34,754,545
============    ============   ===========     ===========      ===========      ===========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                      SUBACCOUNTS
                                   ----------------------------------------------------------------------------------------------
                                                                     JANUS ASPEN JANUS               JANUS ASPEN OVERSEAS
                                   INVESCO V.I. CORE EQUITY FUND PORTFOLIO - INSTITUTIONAL SHARES PORTFOLIO - INSTITUTIONAL SHARES
                                   ----------------------------  -------------------------------  -------------------------------
                                    01/01/2011     01/01/2010     01/01/2011       01/01/2010      01/01/2011       01/01/2010
                                        TO             TO             TO               TO              TO               TO
                                    12/31/2011     12/31/2010     12/31/2011       12/31/2010      12/31/2011       12/31/2010
                                   ------------   ------------    ------------     -----------     ------------     ------------
OPERATIONS
  Net investment income
   (loss)......................... $   (431,129)  $   (436,505)  $   (482,662)    $  (188,662)    $ (1,243,509)    $ (1,107,192)
  Capital gains distributions
   received.......................            0              0              0               0        1,308,043                0
  Realized gain (loss) on shares
   redeemed.......................    1,830,225        465,914       (782,889)     (1,582,081)       9,420,957        9,834,799
  Net change in unrealized gain
   (loss) on investments..........   (2,414,289)     7,470,681     (2,599,315)      9,340,871      (59,879,596)      24,341,809
                                   ------------   ------------    ------------     -----------     ------------     ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (1,015,193)     7,500,090     (3,864,866)      7,570,128      (50,394,105)      33,069,416
                                   ------------   ------------    ------------     -----------     ------------     ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      219,646        130,467        216,645         127,969          240,816          248,170
  Annuity Payments................     (529,470)      (263,157)      (212,300)       (102,429)        (340,422)        (327,997)
  Surrenders, withdrawals and
   death benefits.................   (9,924,201)   (10,734,700)    (6,198,036)     (6,473,567)     (14,935,818)     (15,813,044)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (3,003,730)    (1,940,096)    (1,829,434)       (489,299)      (4,402,807)      (5,002,136)
  Withdrawal and other
   charges........................      (48,662)       (54,251)       (34,235)        (38,459)         (51,948)         (63,073)
                                   ------------   ------------    ------------     -----------     ------------     ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (13,286,417)   (12,861,737)    (8,057,360)     (6,975,785)     (19,490,179)     (20,958,080)
                                   ------------   ------------    ------------     -----------     ------------     ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (14,301,610)    (5,361,647)   (11,922,226)        594,343      (69,884,284)      12,111,336

NET ASSETS
  Beginning of period.............  100,795,946    106,157,593     64,686,850      64,092,507      166,660,619      154,549,283
                                   ------------   ------------    ------------     -----------     ------------     ------------
  End of period................... $ 86,494,336   $100,795,946   $ 52,764,624     $64,686,850     $ 96,776,335     $166,660,619
                                   ============   ============    ============     ===========     ============     ============

  Beginning units.................   56,457,217     64,231,154     40,445,401      45,285,739       37,126,904       42,555,453
                                   ------------   ------------    ------------     -----------     ------------     ------------
  Units issued....................    1,077,054      1,483,566        979,438       1,574,553        2,604,859        2,293,196
  Units redeemed..................   (8,282,037)    (9,257,503)    (6,083,384)     (6,414,891)      (7,457,634)      (7,721,745)
                                   ------------   ------------    ------------     -----------     ------------     ------------
  Ending units....................   49,252,234     56,457,217     35,341,455      40,445,401       32,274,129       37,126,904
                                   ============   ============    ============     ===========     ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                                                          FTVIP FRANKLIN SMALL-MID CAP
MFS(R) RESEARCH SERIES - INITIAL MFS(R) GROWTH SERIES - INITIAL AMERICAN CENTURY VP VALUE     GROWTH SECURITIES
          CLASS                            CLASS                          FUND                 FUND - CLASS 2
-------------------------------  -----------------------------  ------------------------  ---------------------------
 01/01/2011       01/01/2010      01/01/2011      01/01/2010     01/01/2011   01/01/2010   01/01/2011     01/01/2010
     TO               TO              TO              TO             TO           TO           TO             TO
 12/31/2011       12/31/2010      12/31/2011      12/31/2010     12/31/2011   12/31/2010   12/31/2011     12/31/2010
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
$   (99,259)     $   (84,140)    $  (670,531)    $  (716,552)   $   164,880  $   208,981  $  (405,887)   $  (377,184)
          0                0               0               0              0            0            0              0
    274,986          (17,579)        761,229        (450,836)      (472,977)    (773,562)     (54,024)      (686,301)
   (509,887)       2,554,619        (899,566)      8,389,481        169,663    3,462,698   (1,307,821)     7,421,490
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

   (334,160)       2,452,900        (808,868)      7,222,093       (138,434)   2,898,117   (1,767,732)     6,358,005
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

     41,784           32,401         126,270         138,742         69,825       31,333       82,938         35,733
     (3,612)         (89,622)       (125,150)       (178,215)      (122,171)     (17,148)     (80,193)       (23,700)
 (1,867,187)      (2,316,135)     (6,022,522)     (5,977,638)    (2,363,318)  (2,598,485)  (2,994,760)    (2,518,407)
   (267,535)        (167,368)     (1,867,628)       (865,273)        26,025      281,032      (58,229)       455,927
     (8,329)          (9,736)        (29,999)        (33,089)       (10,038)     (10,772)     (13,115)       (13,373)
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

 (2,104,879)      (2,550,460)     (7,919,029)     (6,915,473)    (2,399,677)  (2,314,040)  (3,063,359)    (2,063,820)
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------

 (2,439,039)         (97,560)     (8,727,897)        306,620     (2,538,111)     584,077   (4,831,091)     4,294,185

 19,366,635       19,464,195      59,322,597      59,015,977     27,219,003   26,634,926   30,562,569     26,268,384
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
$16,927,596      $19,366,635     $50,594,700     $59,322,597    $24,680,892  $27,219,003  $25,731,478    $30,562,569
  ===========     ===========     ===========     ===========   ===========  ===========   ===========   ===========

 11,770,106       13,510,884      35,471,042      40,131,884     13,741,831   15,043,347   16,565,613     17,917,739
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
    399,051          527,254       1,228,934       1,232,928        885,872    1,050,171    1,733,050      1,413,513
 (1,700,788)      (2,268,032)     (5,813,922)     (5,893,770)    (2,119,007)  (2,351,687)  (3,438,852)    (2,765,639)
  -----------     -----------     -----------     -----------   -----------  -----------   -----------   -----------
 10,468,369       11,770,106      30,886,054      35,471,042     12,508,696   13,741,831   14,859,811     16,565,613
  ===========     ===========     ===========     ===========   ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   ----------------------------------------------------------------------------
                                                                                           ALLIANCEBERNSTEIN
                                   PRUDENTIAL JENNISON 20/20                             VPS LARGE CAP GROWTH
                                        FOCUS PORTFOLIO        DAVIS VALUE PORTFOLIO       PORTFOLIO CLASS B
                                   ------------------------  ------------------------  ------------------------
                                    01/01/2011   01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                        TO           TO           TO           TO           TO           TO
                                    12/31/2011   12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (708,279) $  (754,303) $  (185,623) $   (29,219) $   (67,154) $   (57,055)
  Capital gains distributions
   received.......................           0            0    2,217,438            0            0            0
  Realized gain (loss) on shares
   redeemed.......................   1,931,010      953,018      439,402       67,153       90,011      (25,033)
  Net change in unrealized gain
   (loss) on investments..........  (4,069,821)   2,827,922   (4,192,170)   3,406,130     (292,304)     436,723
                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (2,847,090)   3,026,637   (1,720,953)   3,444,064     (269,447)     354,635
                                   -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     191,582      142,358       38,707       76,633       28,894        1,080
  Annuity Payments................     (94,016)     (99,303)    (125,347)     (52,769)     (38,340)     (13,020)
  Surrenders, withdrawals and
   death benefits.................  (4,566,566)  (5,218,514)  (3,139,325)  (3,059,678)    (519,478)    (540,866)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (729,000)    (438,527)    (854,802)    (534,574)     136,912     (159,683)
  Withdrawal and other
   charges........................     (20,133)     (23,175)     (11,112)     (12,532)      (2,343)      (2,025)
                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (5,218,133)  (5,637,161)  (4,091,879)  (3,582,920)    (394,355)    (714,514)
                                   -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (8,065,223)  (2,610,524)  (5,812,832)    (138,856)    (663,802)    (359,879)

NET ASSETS
  Beginning of period.............  56,224,822   58,835,346   34,078,922   34,217,778    5,195,526    5,555,405
                                   -----------  -----------  -----------  -----------  -----------  -----------
  End of period................... $48,159,599  $56,224,822  $28,266,090  $34,078,922  $ 4,531,724  $ 5,195,526
                                   ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units.................  32,077,679   35,691,676   31,082,791   34,701,087    8,340,614    9,659,067
                                   -----------  -----------  -----------  -----------  -----------  -----------
  Units issued....................   3,740,387    3,696,040    1,074,079    2,449,155    1,368,372      984,974
  Units redeemed..................  (6,742,438)  (7,310,037)  (4,876,554)  (6,067,451)  (2,080,854)  (2,303,427)
                                   -----------  -----------  -----------  -----------  -----------  -----------
  Ending units....................  29,075,628   32,077,679   27,280,316   31,082,791    7,628,132    8,340,614
                                   ===========  ===========  ===========  ===========  ===========  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                           SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
PRUDENTIAL SP SMALL CAP VALUE      JANUS ASPEN JANUS      PRUDENTIAL SP PRUDENTIAL U.S.  PRUDENTIAL SP GROWTH ASSET
         PORTFOLIO             PORTFOLIO - SERVICE SHARES  EMERGING GROWTH PORTFOLIO        ALLOCATION PORTFOLIO
----------------------------   ------------------------   ----------------------------  ---------------------------
 01/01/2011      01/01/2010     01/01/2011    01/01/2010   01/01/2011     01/01/2010      01/01/2011    01/01/2010
     TO              TO             TO            TO           TO             TO              TO            TO
 12/31/2011      12/31/2010     12/31/2011    12/31/2010   12/31/2011     12/31/2010     04/29/2011**   12/31/2010
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
$ (1,051,926)   $ (1,128,368)  $  (151,471)  $  (179,663) $ (1,454,313)  $ (1,549,390)  $  (3,867,271) $    654,508
           0               0             0             0     1,223,782              0               0             0
     552,718      (3,205,966)      458,378       291,174     4,329,371       (366,282)     21,141,795   (10,522,930)
  (4,213,004)     30,289,967    (1,136,482)    1,498,035    (2,602,784)    22,851,773      19,518,597    78,394,403
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

  (4,712,212)     25,955,633      (829,575)    1,609,546     1,496,056     20,936,101      36,793,121    68,525,981
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

     302,414         355,982        49,159        90,180       400,309        420,022       1,024,912     3,352,764
    (241,728)       (150,015)       (6,316)      (36,101)     (394,353)      (205,346)       (670,343)     (434,480)
 (13,989,963)    (13,076,606)   (1,964,355)   (1,578,033)  (20,212,727)   (14,341,659)    (23,840,495)  (52,962,282)
  (4,683,943)     (4,715,019)     (368,371)   (1,040,860)   (8,150,159)    52,581,810    (648,590,204)  (17,529,368)
    (326,400)       (353,864)      (39,612)      (44,777)     (425,214)      (385,059)       (550,077)   (1,753,876)
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

 (18,939,620)    (17,939,522)   (2,329,495)   (2,609,591)  (28,782,144)    38,069,768    (672,626,207)  (69,327,242)
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------

 (23,651,832)      8,016,111    (3,159,070)   (1,000,045)  (27,286,088)    59,005,869    (635,833,086)     (801,261)

 127,032,822     119,016,711    13,998,350    14,998,395   155,289,292     96,283,423     635,833,086   636,634,347
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
$103,380,990    $127,032,822   $10,839,280   $13,998,350  $128,003,204   $155,289,292   $           0  $635,833,086
============    ============   ===========   ===========  ============   ============   =============  ============

  72,892,210      84,746,667    13,322,774    16,117,072    84,601,871     63,067,839     314,272,056   358,633,447
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
   3,850,151       6,052,711       456,056       536,501     4,536,583     38,261,180       2,439,986     6,810,756
 (14,682,328)    (17,907,168)   (2,760,046)   (3,330,799)  (19,511,324)   (16,727,148)   (316,712,042)  (51,172,147)
------------    ------------   -----------   -----------  ------------   ------------   -------------  ------------
  62,060,033      72,892,210    11,018,784    13,322,774    69,627,130     84,601,871               0   314,272,056
============    ============   ===========   ===========  ============   ============   =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                   PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL  AST GOLDMAN SACHS LARGE
                                        GROWTH PORTFOLIO            VALUE PORTFOLIO           CAP VALUE PORTFOLIO
                                   -------------------------   -------------------------   -------------------------
                                    01/01/2011     01/01/2010   01/01/2011     01/01/2010   01/01/2011    01/01/2010
                                        TO             TO           TO             TO           TO            TO
                                    12/31/2011     12/31/2010   12/31/2011     12/31/2010   12/31/2011    12/31/2010
                                   ------------   -----------  ------------   -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (145,811)  $   (41,871) $    420,732   $   297,776  $   (445,262) $  (118,559)
  Capital gains distributions
   received.......................            0             0             0             0             0            0
  Realized gain (loss) on shares
   redeemed.......................   (3,058,173)   (4,150,829)   (2,654,708)   (3,527,991)   (6,037,352)    (596,158)
  Net change in unrealized gain
   (loss) on investments..........   (5,328,824)   10,456,066    (4,763,625)    7,700,471    (4,702,899)   5,785,081
                                   ------------   -----------  ------------   -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (8,532,808)    6,263,366    (6,997,601)    4,470,256   (11,185,513)   5,070,364
                                   ------------   -----------  ------------   -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      126,007       178,434       172,141       175,580    49,003,657   30,143,475
  Annuity Payments................      (85,864)       (4,259)      (74,526)      (48,914)         (779)           0
  Surrenders, withdrawals and
   death benefits.................   (6,518,118)   (5,596,598)   (6,437,172)   (6,388,274)   (1,313,896)    (851,876)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (1,737,718)   (1,824,976)   (1,225,425)   (1,374,888)  (10,280,925)   4,798,177
  Withdrawal and other
   charges........................     (138,151)     (150,016)     (149,951)     (164,731)     (462,473)    (179,663)
                                   ------------   -----------  ------------   -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (8,353,844)   (7,397,415)   (7,714,933)   (7,801,227)   36,945,584   33,910,113
                                   ------------   -----------  ------------   -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (16,886,652)   (1,134,049)  (14,712,534)   (3,330,971)   25,760,071   38,980,477

NET ASSETS
  Beginning of period.............   58,478,231    59,612,280    54,613,068    57,944,039    60,571,505   21,591,028
                                   ------------   -----------  ------------   -----------  ------------  -----------
  End of period................... $ 41,591,579   $58,478,231  $ 39,900,534   $54,613,068  $ 86,331,576  $60,571,505
                                   ============   ===========  ============   ===========  ============  ===========

  Beginning units.................   41,903,584    48,242,481    35,175,295    41,016,095     6,153,488    2,659,507
                                   ------------   -----------  ------------   -----------  ------------  -----------
  Units issued....................    2,686,430     3,331,195     3,035,572     2,675,236    12,237,351    4,957,220
  Units redeemed..................   (9,358,156)   (9,670,092)   (8,264,671)   (8,516,036)   (8,935,913)  (1,463,239)
                                   ------------   -----------  ------------   -----------  ------------  -----------
  Ending units....................   35,231,858    41,903,584    29,946,196    35,175,295     9,454,926    6,153,488
                                   ============   ===========  ============   ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
  AST AMERICAN CENTURY      AST SCHRODERS MULTI-ASSET WORLD AST COHEN & STEERS REALTY   AST J.P. MORGAN STRATEGIC
INCOME & GROWTH PORTFOLIO        STRATEGIES PORTFOLIO               PORTFOLIO            OPPORTUNITIES PORTFOLIO
------------------------    ------------------------------  -------------------------  --------------------------
 01/01/2011     01/01/2010    01/01/2011      01/01/2010     01/01/2011    01/01/2010   01/01/2011    01/01/2010
     TO             TO            TO              TO             TO            TO           TO            TO
 12/31/2011     12/31/2010    12/31/2011      12/31/2010     12/31/2011    12/31/2010   12/31/2011    12/31/2010
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
$  (416,971)   $  (134,681) $   (1,765,289) $   (6,096,495) $   (837,150) $  (118,739) $ (6,092,913) $ (5,004,664)
          0              0      13,873,907               0             0            0             0             0
 (1,401,039)       (32,679)    (31,440,539)      1,123,369    (4,779,918)  (1,730,120)    3,191,430     2,465,389
   (851,129)     4,135,949    (110,292,703)     82,400,245     1,709,260    9,187,784   (22,030,615)   29,522,333
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 (2,669,139)     3,968,589    (129,624,624)     77,427,119    (3,907,808)   7,338,925   (24,932,098)   26,983,058
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 35,975,232     23,231,353     833,336,340     764,641,185    47,760,383   29,669,042   339,325,910   278,743,825
       (284)       (15,026)        (70,651)              0       (49,051)      (4,849)      (11,753)            0
 (2,005,800)      (756,220)    (19,083,412)     (6,538,700)   (2,374,621)  (1,204,542)  (17,302,354)   (8,950,096)
 (3,283,831)     5,908,505    (383,306,958)    113,483,224   (16,633,773)  10,059,196   (92,765,162)   32,231,222
   (392,383)      (127,746)    (10,985,821)     (3,795,343)     (537,800)    (155,585)   (4,962,430)   (2,217,075)
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 30,292,934     28,240,866     419,889,498     867,790,366    28,165,138   38,363,262   224,284,211   299,807,876
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------

 27,623,795     32,209,455     290,264,874     945,217,485    24,257,330   45,702,187   199,352,113   326,790,934

 46,364,504     14,155,049   1,162,964,206     217,746,721    62,985,346   17,283,159   609,347,362   282,556,428
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
$73,988,299    $46,364,504  $1,453,229,080  $1,162,964,206  $ 87,242,676  $62,985,346  $808,699,475  $609,347,362
===========    ===========  ==============  ==============  ============  ===========  ============  ============

  4,546,974      1,691,133     107,549,779      22,056,563     5,413,486    1,873,063    56,172,490    26,845,430
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
  9,203,882      3,962,290     161,763,835     102,644,784    11,121,959    4,955,772    64,235,420    38,783,189
 (6,781,269)    (1,106,449)   (127,715,243)    (17,151,568)   (9,426,417)  (1,415,349)  (44,169,143)   (9,456,129)
-----------    -----------  --------------  --------------  ------------  -----------  ------------  ------------
  6,969,587      4,546,974     141,598,371     107,549,779     7,109,028    5,413,486    76,238,767    56,172,490
===========    ===========  ==============  ==============  ============  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                         AST BLACKROCK          AST NEUBERGER BERMAN
                                        VALUE PORTFOLIO      SMALL-CAP GROWTH PORTFOLIO  AST HIGH YIELD PORTFOLIO
                                   ------------------------  -------------------------  -------------------------
                                    01/01/2011   01/01/2010   01/01/2011    01/01/2010   01/01/2011    01/01/2010
                                        TO           TO           TO            TO           TO            TO
                                    12/31/2011   12/31/2010  04/29/2011**   12/31/2010   12/31/2011    12/31/2010
                                   -----------  -----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (367,056) $   (40,357) $   (184,427) $  (206,624) $  4,911,060  $   756,195
  Capital gains distributions
   received.......................           0            0             0            0             0            0
  Realized gain (loss) on shares
   redeemed.......................  (4,626,800)  (1,031,220)    7,630,577      141,055    (1,792,319)     598,082
  Net change in unrealized gain
   (loss) on investments..........    (314,958)   2,970,299    (3,488,762)   3,462,462    (3,142,457)   2,566,798
                                   -----------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (5,308,814)   1,898,722     3,957,388    3,396,893       (23,716)   3,921,075
                                   -----------  -----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................  32,200,500    7,432,184     9,586,670   13,100,972    48,033,624   39,410,195
  Annuity Payments................           0            0             0            0        (3,884)      (3,842)
  Surrenders, withdrawals and
   death benefits.................  (1,617,819)    (768,188)     (293,804)    (355,752)   (3,038,293)  (1,576,859)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   7,686,589      236,174   (38,432,214)   1,806,431    (6,866,588)   8,483,197
  Withdrawal and other
   charges........................    (213,944)     (68,640)      (72,333)     (66,915)     (562,777)    (183,313)
                                   -----------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  38,055,326    6,831,530   (29,211,681)  14,484,736    37,562,082   46,129,378
                                   -----------  -----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  32,746,512    8,730,252   (25,254,293)  17,881,629    37,538,366   50,050,453

NET ASSETS
  Beginning of period.............  21,392,391   12,662,139    25,254,293    7,372,664    69,556,980   19,506,527
                                   -----------  -----------  ------------  -----------  ------------  -----------
  End of period................... $54,138,903  $21,392,391  $          0  $25,254,293  $107,095,346  $69,556,980
                                   ===========  ===========  ============  ===========  ============  ===========

  Beginning units.................   2,188,804    1,482,708     2,395,675      914,600     6,242,860    1,857,604
                                   -----------  -----------  ------------  -----------  ------------  -----------
  Units issued....................   8,998,032    1,685,223     1,552,863    2,216,343    12,647,564    6,675,943
  Units redeemed..................  (5,733,214)    (979,127)   (3,948,538)    (735,268)   (9,288,745)  (2,290,687)
                                   -----------  -----------  ------------  -----------  ------------  -----------
  Ending units....................   5,453,622    2,188,804             0    2,395,675     9,601,679    6,242,860
                                   ===========  ===========  ============  ===========  ============  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                         SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
 AST FEDERATED AGGRESSIVE                                                                  AST GOLDMAN SACHS
     GROWTH PORTFOLIO        AST MID-CAP VALUE PORTFOLIO AST SMALL-CAP VALUE PORTFOLIO CONCENTRATED GROWTH PORTFOLIO
-------------------------    --------------------------  ----------------------------  ----------------------------
 01/01/2011      01/01/2010   01/01/2011    01/01/2010    01/01/2011     01/01/2010     01/01/2011      01/01/2010
     TO              TO           TO            TO            TO             TO             TO              TO
 12/31/2011      12/31/2010   12/31/2011    12/31/2010    12/31/2011     12/31/2010     12/31/2011      12/31/2010
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
$   (818,255)   $  (317,239) $  (436,346)  $  (180,871)  $  (526,670)   $  (323,545)   $ (1,018,944)   $  (639,108)
           0              0            0             0             0              0               0              0
  (9,712,881)        39,936   (2,291,849)      256,047    (2,091,081)      (183,616)         55,282      1,552,953
  (9,395,968)     6,640,238   (3,243,340)    3,738,145    (4,159,165)     6,894,486      (6,320,145)     3,696,339
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

 (19,927,104)     6,362,935   (5,971,535)    3,813,321    (6,776,916)     6,387,325      (7,283,807)     4,610,184
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

  27,072,834     16,975,746   24,456,906    15,455,686    20,327,321     14,903,922      25,612,257     27,623,878
      (5,390)        (3,646)     (18,251)            0       (17,562)             0            (996)        (3,116)
  (1,573,726)      (694,464)    (914,772)     (458,999)   (1,908,424)    (1,070,190)     (2,041,859)    (1,217,823)
  13,796,160      5,498,653   (8,514,304)    3,687,327    (7,870,116)     4,049,797     (20,337,365)        59,235
    (417,988)      (103,918)    (260,582)      (79,643)     (251,714)      (110,463)       (449,837)      (233,662)
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

  38,871,890     21,672,371   14,748,997    18,604,371    10,279,505     17,773,066       2,782,200     26,228,512
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------

  18,944,786     28,035,306    8,777,462    22,417,692     3,502,589     24,160,391      (4,501,607)    30,838,696

  40,832,021     12,796,715   30,901,472     8,483,780    41,902,648     17,742,257      63,049,843     32,211,147
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
$ 59,776,807    $40,832,021  $39,678,934   $30,901,472   $45,405,237    $41,902,648    $ 58,548,236    $63,049,843
============    ===========  ===========   ===========    ===========    ===========    ============   ===========

   3,502,874      1,490,014    2,712,491       919,017     3,661,163      1,917,300       5,726,803      3,085,083
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
  11,939,382      3,275,238    5,971,358     2,451,782     5,647,150      3,070,549       6,917,515      5,221,149
  (9,517,606)    (1,262,378)  (5,029,041)     (658,308)   (5,017,122)    (1,326,686)     (6,983,545)    (2,579,429)
------------    -----------  -----------   -----------    -----------    -----------    ------------   -----------
   5,924,650      3,502,874    3,654,808     2,712,491     4,291,191      3,661,163       5,660,773      5,726,803
============    ===========  ===========   ===========    ===========    ===========    ============   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                   AST GOLDMAN SACHS MID-CAP     AST LARGE-CAP VALUE        AST LORD ABBETT CORE
                                        GROWTH PORTFOLIO              PORTFOLIO            FIXED INCOME PORTFOLIO
                                   -------------------------  -------------------------  -------------------------
                                    01/01/2011    01/01/2010   01/01/2011    01/01/2010   01/01/2011    01/01/2010
                                        TO            TO           TO            TO           TO            TO
                                    12/31/2011    12/31/2010   12/31/2011    12/31/2010   12/31/2011    12/31/2010
                                   ------------  -----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,775,403) $  (806,279) $   (286,744) $  (386,410) $   (437,361) $ 1,224,819
  Capital gains distributions
   received.......................    6,085,586            0             0            0             0            0
  Realized gain (loss) on shares
   redeemed.......................   (7,118,478)   1,491,196    (4,568,054)  (3,494,439)    2,223,162      329,933
  Net change in unrealized gain
   (loss) on investments..........  (10,861,651)   9,438,906      (819,842)  11,241,128     5,151,208    2,045,135
                                   ------------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (13,669,946)  10,123,823    (5,674,640)   7,360,279     6,937,009    3,599,887
                                   ------------  -----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   52,176,656   46,971,408    38,959,343   14,412,984   117,462,662   23,322,629
  Annuity Payments................      (13,140)           0       (86,993)     (14,542)       (4,121)      (3,318)
  Surrenders, withdrawals and
   death benefits.................   (2,443,845)  (1,200,568)   (6,367,567)  (5,642,751)   (5,038,422)  (2,894,558)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (30,926,137)   2,205,923     4,925,802      871,150    76,255,647    5,089,903
  Withdrawal and other
   charges........................     (684,007)    (278,411)     (321,405)    (206,520)     (473,044)    (132,158)
                                   ------------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   18,109,527   47,698,352    37,109,180    9,420,321   188,202,722   25,382,498
                                   ------------  -----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................    4,439,581   57,822,175    31,434,540   16,780,600   195,139,731   28,982,385

NET ASSETS
  Beginning of period.............   88,580,837   30,758,662    73,770,993   56,990,393    50,715,133   21,732,748
                                   ------------  -----------  ------------  -----------  ------------  -----------
  End of period................... $ 93,020,418  $88,580,837  $105,205,533  $73,770,993  $245,854,864  $50,715,133
                                   ============  ===========  ============  ===========  ============  ===========

  Beginning units.................    7,399,862    2,817,570     8,210,451    7,330,647     4,379,205    1,958,401
                                   ------------  -----------  ------------  -----------  ------------  -----------
  Units issued....................   12,869,263    7,075,748     8,900,083    2,772,012    25,844,630    3,847,437
  Units redeemed..................  (11,993,385)  (2,493,456)   (5,094,092)  (1,892,208)   (9,311,794)  (1,426,633)
                                   ------------  -----------  ------------  -----------  ------------  -----------
  Ending units....................    8,275,740    7,399,862    12,016,442    8,210,451    20,912,041    4,379,205
                                   ============  ===========  ============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                         SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH                             AST NEUBERGER BERMAN MID-CAP  AST NEUBERGER BERMAN/LSV
        PORTFOLIO            AST MFS GROWTH PORTFOLIO       GROWTH PORTFOLIO         MID-CAP VALUE PORTFOLIO
-------------------------    ------------------------  ---------------------------  -------------------------
 01/01/2011      01/01/2010   01/01/2011   01/01/2010   01/01/2011     01/01/2010    01/01/2011    01/01/2010
     TO              TO           TO           TO           TO             TO            TO            TO
 12/31/2011      12/31/2010   12/31/2011   12/31/2010   12/31/2011     12/31/2010    12/31/2011    12/31/2010
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
$ (1,661,802)   $  (663,419) $  (415,225) $  (218,408) $ (1,538,448)  $  (530,649)  $   (683,195) $  (264,614)
           0              0            0            0             0             0              0            0
  (1,571,416)      (863,107)     (92,841)      51,437       (16,785)      571,644     (5,513,425)    (640,332)
  (6,299,604)    14,435,435   (1,865,905)   2,479,275    (5,915,307)    9,292,173     (6,465,566)  10,590,682
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  (9,532,822)    12,908,909   (2,373,971)   2,312,304    (7,470,540)    9,333,168    (12,662,186)   9,685,736
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  57,454,010     36,349,073   14,742,856   11,455,971    62,217,195    27,278,317     46,536,831   36,110,174
     (19,408)        (8,960)           0            0          (990)      (14,838)        (6,057)           0

  (5,371,138)    (3,975,655)  (1,117,920)    (468,820)   (2,061,611)     (993,539)    (2,647,594)  (1,526,927)

 (23,306,496)     4,184,659   (5,342,908)   5,049,503   (15,981,311)    8,387,721    (22,194,283)   7,726,488
    (672,685)      (262,992)    (212,546)     (81,643)     (539,513)     (154,789)      (608,799)    (232,004)
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  28,084,283     36,286,125    8,069,482   15,955,011    43,633,770    34,502,872     21,080,098   42,077,731
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------

  18,551,461     49,195,034    5,695,511   18,267,315    36,163,230    43,836,040      8,417,912   51,763,467

  99,289,364     50,094,330   27,605,037    9,337,722    64,481,500    20,645,460     78,392,118   26,628,651
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
$117,840,825    $99,289,364  $33,300,548  $27,605,037  $100,644,730   $64,481,500   $ 86,810,030  $78,392,118
============    ===========  ===========  ===========  ============   ===========   ============  ===========

   9,228,317      5,648,986    2,603,376      986,236     5,335,094     2,096,148      7,173,550    3,024,362
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
  13,485,414      6,182,159    4,051,956    2,284,624    13,577,914     4,670,481     12,333,462    6,733,936
 (11,531,539)    (2,602,828)  (3,437,135)    (667,484)  (10,298,568)   (1,431,535)   (11,320,490)  (2,584,748)
------------    -----------  -----------  -----------  ------------   -----------   ------------  -----------
  11,182,192      9,228,317    3,218,197    2,603,376     8,614,440     5,335,094      8,186,522    7,173,550
============    ===========  ===========  ===========  ============   ===========   ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                   AST PIMCO LIMITED MATURITY  AST T. ROWE PRICE EQUITY   AST QMA US EQUITY ALPHA
                                         BOND PORTFOLIO            INCOME PORTFOLIO              PORTFOLIO
                                   --------------------------  ------------------------  ------------------------
                                    01/01/2011    01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                        TO            TO            TO           TO           TO           TO
                                    12/31/2011    12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   ------------  ------------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,069,129) $    500,499  $  (258,075) $  (124,816) $  (239,155) $  (122,219)
  Capital gains distributions
   received.......................    2,107,308       100,551            0            0            0            0
  Realized gain (loss) on shares
   redeemed.......................     (430,496)     (284,311)  (2,322,679)    (513,232)    (734,646)    (177,948)
  Net change in unrealized gain
   (loss) on investments..........      (43,486)      881,807   (2,157,358)   4,388,991     (318,308)   2,182,015
                                   ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................      564,197     1,198,546   (4,738,112)   3,750,943   (1,292,109)   1,881,848
                                   ------------  ------------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   63,799,009    49,213,544   26,011,071   21,984,660   12,314,263    8,410,772
  Annuity Payments................      (31,083)      (34,271)           0            0         (850)           0
  Surrenders, withdrawals and
   death benefits.................  (10,828,361)   (6,080,815)  (1,054,509)    (694,568)    (974,519)    (411,747)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    8,341,377    10,642,736   (9,633,674)   2,253,303   (1,060,622)   1,493,264
  Withdrawal and other
   charges........................     (662,038)     (292,548)    (329,735)    (157,685)    (147,478)     (50,175)
                                   ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   60,618,904    53,448,646   14,993,153   23,385,710   10,130,794    9,442,114
                                   ------------  ------------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   61,183,101    54,647,192   10,255,041   27,136,653    8,838,685   11,323,962

NET ASSETS
  Beginning of period.............  102,959,497    48,312,305   43,678,448   16,541,795   19,153,680    7,829,718
                                   ------------  ------------  -----------  -----------  -----------  -----------
  End of period................... $164,142,598  $102,959,497  $53,933,489  $43,678,448  $27,992,365  $19,153,680
                                   ============  ============  ===========  ===========  ===========  ===========

  Beginning units.................    9,358,496     4,167,693    4,615,182    2,161,472    1,934,062      983,307
                                   ------------  ------------  -----------  -----------  -----------  -----------
  Units issued....................   15,646,583     8,747,168    6,741,661    4,312,924    3,425,804    1,483,986
  Units redeemed..................   (9,648,441)   (3,556,365)  (5,563,409)  (1,859,214)  (2,671,702)    (533,231)
                                   ------------  ------------  -----------  -----------  -----------  -----------
  Ending units....................   15,356,638     9,358,496    5,793,434    4,615,182    2,688,164    1,934,062
                                   ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
 AST T. ROWE PRICE NATURAL        AST T. ROWE PRICE ASSET       AST MFS GLOBAL EQUITY    AST JPMORGAN INTERNATIONAL
    RESOURCES PORTFOLIO            ALLOCATION PORTFOLIO               PORTFOLIO               EQUITY PORTFOLIO
--------------------------    ------------------------------  -------------------------  -------------------------
 01/01/2011      01/01/2010     01/01/2011      01/01/2010     01/01/2011    01/01/2010   01/01/2011    01/01/2010
     TO              TO             TO              TO             TO            TO           TO            TO
 12/31/2011      12/31/2010     12/31/2011      12/31/2010     12/31/2011    12/31/2010   12/31/2011    12/31/2010
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
$ (2,933,854)   $ (1,727,306) $  (12,239,134) $   (7,039,787) $ (1,008,835) $  (426,241) $   (278,386) $  (345,855)
           0               0               0               0             0            0             0            0
 (21,424,084)     (8,068,734)    (23,561,430)      4,334,623    (3,065,557)    (637,063)   (8,244,379)  (1,080,192)
 (42,683,044)     43,192,200     (45,536,830)    106,443,753    (6,204,187)   6,859,834   (11,089,319)   6,733,835
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

 (67,040,982)     33,396,160     (81,337,394)    103,738,589   (10,278,579)   5,796,530   (19,612,084)   5,307,788
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

 125,329,516      81,759,033   1,366,449,922     960,125,293    48,630,665   38,254,873    46,028,814   45,271,111
     (73,128)       (117,544)       (324,528)         (6,658)      (28,507)      (3,431)            0            0
  (9,583,248)     (7,510,721)    (36,288,762)    (12,801,562)   (1,927,519)    (918,731)   (2,276,672)  (1,505,812)
 (63,438,016)     19,049,551    (342,122,960)    113,675,040   (15,603,046)   6,157,444   (23,340,361)   5,651,681
  (1,562,649)       (658,679)    (14,390,187)     (4,985,770)     (579,797)    (199,562)     (696,995)    (307,260)
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

  50,672,475      92,521,640     973,323,485   1,056,006,343    30,491,796   43,290,593    19,714,786   49,109,720
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------

 (16,368,507)    125,917,800     891,986,091   1,159,744,932    20,213,217   49,087,123       102,702   54,417,508

 237,117,710     111,199,910   1,581,659,296     421,914,364    67,367,886   18,280,763    90,494,799   36,077,291
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
$220,749,203    $237,117,710  $2,473,645,387  $1,581,659,296  $ 87,581,103  $67,367,886  $ 90,597,501  $90,494,799
============    ============  ==============  ==============  ============  ===========  ============  ===========

  18,819,743       9,564,384     146,125,937      42,023,411     6,014,635    1,712,519     8,841,943    3,787,595
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
  32,314,613      15,994,557     245,354,653     124,785,390    11,677,053    5,796,557    13,180,716    7,949,201
 (29,553,370)     (6,739,198)   (162,379,154)    (20,682,864)   (9,403,285)  (1,494,441)  (12,237,949)  (2,894,853)
------------    ------------  --------------  --------------  ------------  -----------  ------------  -----------
  21,580,986      18,819,743     229,101,436     146,125,937     8,288,403    6,014,635     9,784,710    8,841,943
============    ============  ==============  ==============  ============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                      SUBACCOUNTS
                                 -------------------------------------------------------------------------------------
                                  AST T. ROWE PRICE GLOBAL   AST WELLINGTON MANAGEMENT     AST CAPITAL GROWTH ASSET
                                       BOND PORTFOLIO         HEDGED EQUITY PORTFOLIO        ALLOCATION PORTFOLIO
                                 -------------------------  --------------------------  ------------------------------
                                  01/01/2011    01/01/2010   01/01/2011    01/01/2010     01/01/2011      01/01/2010
                                      TO            TO           TO            TO             TO              TO
                                  12/31/2011    12/31/2010   12/31/2011    12/31/2010     12/31/2011      12/31/2010
                                 ------------  -----------  ------------  ------------  --------------  --------------
OPERATIONS
 Net investment income
  (loss)........................ $    801,976  $   334,647  $ (2,596,113) $ (1,676,236) $  (42,019,186) $  (17,292,134)
 Capital gains distributions
  received......................      669,467      194,654             0             0               0               0
 Realized gain (loss) on shares
  redeemed......................      353,711     (513,846)   (1,567,286)     (695,081)    (16,206,064)     (3,821,726)
 Net change in unrealized gain
  (loss) on investments.........     (362,314)   1,488,631    (8,905,749)   19,494,071    (207,253,142)    280,116,164
                                 ------------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS....................    1,462,840    1,504,086   (13,069,148)   17,122,754    (265,478,392)    259,002,304
                                 ------------  -----------  ------------  ------------  --------------  --------------

CONTRACT OWNER
  TRANSACTIONS
 Contract owner net
  payments......................   51,141,725   37,742,204   122,860,736     6,538,798   1,024,782,927   1,134,507,274
 Annuity Payments...............     (100,113)      (4,616)     (291,402)      (28,721)        (34,614)        (48,067)
 Surrenders, withdrawals and
  death benefits................   (3,211,076)  (2,071,133)  (11,080,745)   (9,528,323)    (77,251,951)    (50,543,240)
 Net transfers between other
  subaccounts or fixed rate
  option........................   (5,680,313)   3,342,661    16,310,286    (3,610,461)   (870,888,167)     96,224,309
 Withdrawal and other
  charges.......................     (556,889)    (186,846)     (672,530)     (569,984)    (18,936,710)    (10,012,672)
                                 ------------  -----------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  CONTRACT OWNER
  TRANSACTIONS..................   41,593,334   38,822,270   127,126,345    (7,198,691)     57,671,485   1,170,127,604
                                 ------------  -----------  ------------  ------------  --------------  --------------

TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS........................   43,056,174   40,326,356   114,057,197     9,924,063    (207,806,907)  1,429,129,908

NET ASSETS
 Beginning of period............   70,482,611   30,156,255   151,898,334   141,974,271   3,101,702,125   1,672,572,217
                                 ------------  -----------  ------------  ------------  --------------  --------------
 End of period.................. $113,538,785  $70,482,611  $265,955,531  $151,898,334  $2,893,895,218  $3,101,702,125
                                 ============  ===========  ============  ============  ==============  ==============

 Beginning units................    6,414,856    2,630,885    15,550,715    16,368,619     297,588,583     182,178,728
                                 ------------  -----------  ------------  ------------  --------------  --------------
 Units issued...................   12,203,682    5,756,173    26,361,479     3,206,431     249,637,970     197,056,548
 Units redeemed.................   (8,192,865)  (1,972,202)  (12,496,303)   (4,024,335)   (259,237,713)    (81,646,693)
                                 ------------  -----------  ------------  ------------  --------------  --------------
 Ending units...................   10,425,673    6,414,856    29,415,891    15,550,715     287,988,840     297,588,583
                                 ============  ===========  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
 AST ACADEMIC STRATEGIES ASSET     AST BALANCED ASSET ALLOCATION      AST PRESERVATION ASSET      AST FIRST TRUST BALANCED TARGET
     ALLOCATION PORTFOLIO                    PORTFOLIO                 ALLOCATION PORTFOLIO                  PORTFOLIO
------------------------------    ------------------------------  ------------------------------  ------------------------------
  01/01/2011        01/01/2010      01/01/2011      01/01/2010      01/01/2011      01/01/2010      01/01/2011      01/01/2010
      TO                TO              TO              TO              TO              TO              TO              TO
  12/31/2011        12/31/2010      12/31/2011      12/31/2010      12/31/2011      12/31/2010      12/31/2011      12/31/2010
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$  (33,379,568)   $  (16,804,080) $  (39,196,878) $  (22,594,249) $  (21,174,511) $   (7,125,182) $      339,012  $   (1,964,543)
             0                 0               0               0               0               0               0               0
   (21,159,293)       (3,273,089)     28,966,827      15,668,623      27,118,606      13,144,293     (23,367,311)      1,519,426
  (155,056,758)      207,238,250    (179,039,480)    276,659,761     (41,348,326)    137,638,945     (65,186,924)     82,435,956
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

  (209,595,619)      187,161,081    (189,269,531)    269,734,135     (35,404,231)    143,658,056     (88,215,223)     81,990,839
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,060,310,000     1,012,386,393   1,120,558,937   1,158,246,684     913,541,256     889,173,216     715,533,090     558,240,620
       (54,777)          (50,158)     (1,652,150)     (1,191,070)     (1,304,838)     (1,012,294)           (357)              0
   (75,450,434)      (53,522,398)   (167,162,173)   (130,696,229)   (132,466,652)    (99,177,670)    (27,306,788)    (13,636,165)
  (571,845,510)      125,342,254    (516,151,435)    118,993,299     (72,746,815)     75,408,953    (253,929,536)     59,532,530
   (16,585,901)       (7,372,183)    (20,900,183)    (11,619,089)    (14,013,495)     (7,020,160)     (8,040,472)     (3,106,468)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   396,373,378     1,076,783,908     414,692,996   1,133,733,595     693,009,456     857,372,045     426,255,937     601,030,517
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

   186,777,759     1,263,944,989     225,423,465   1,403,467,730     657,605,225   1,001,030,101     338,040,714     683,021,356

 2,538,982,454     1,275,037,465   3,322,649,778   1,919,182,048   2,211,567,468   1,210,537,367   1,008,798,895     325,777,539
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$2,725,760,213    $2,538,982,454  $3,548,073,243  $3,322,649,778  $2,869,172,693  $2,211,567,468  $1,346,839,609  $1,008,798,895
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

   241,208,278       135,487,612     308,411,300     196,484,156     199,628,107     115,717,040      95,850,727      37,024,284
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   217,981,554       145,578,743     235,969,405     166,493,716     161,870,456     116,132,851     132,561,079      73,705,639
  (190,167,898)      (39,858,077)   (204,798,556)    (54,566,572)    (97,108,210)    (32,221,784)    (98,362,400)    (14,879,196)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   269,021,934       241,208,278     339,582,149     308,411,300     264,390,353     199,628,107     130,049,406      95,850,727
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                           SUBACCOUNTS
                                   ------------------------------------------------------------------------------------------
                                       AST FIRST TRUST CAPITAL                                          AST T. ROWE PRICE
                                         APPRECIATION TARGET           AST ADVANCED STRATEGIES          LARGE-CAP GROWTH
                                              PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                   ------------------------------  ------------------------------  --------------------------
                                     01/01/2011      01/01/2010      01/01/2011      01/01/2010     01/01/2011    01/01/2010
                                         TO              TO              TO              TO             TO            TO
                                     12/31/2011      12/31/2010      12/31/2011      12/31/2010     12/31/2011    12/31/2010
                                   --------------  --------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $   (8,954,803) $   (6,629,686) $  (13,398,739) $   (6,818,107) $ (3,091,621) $ (1,532,065)
  Capital gains distributions
   received.......................              0               0               0               0             0             0
  Realized gain (loss) on shares
   redeemed.......................    (60,826,394)        (54,691)    (18,773,736)      6,033,951    (1,308,224)    1,286,756
  Net change in unrealized gain
   (loss) on investments..........   (165,228,575)    154,800,544     (76,239,653)    112,222,331   (13,857,020)   17,175,619
                                   --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (235,009,772)    148,116,167    (108,412,128)    111,438,175   (18,256,865)   16,930,310
                                   --------------  --------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    959,511,469     693,837,514   1,173,196,706     801,621,593    84,639,943    66,740,548
  Annuity Payments................           (334)       (199,015)         (3,071)        (94,085)      (30,734)      (10,141)
  Surrenders, withdrawals and
   death benefits.................    (27,930,901)    (14,284,170)    (36,064,453)    (15,477,683)   (7,268,529)   (5,449,068)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (580,355,383)     74,477,940    (437,156,233)    100,597,532   (36,874,340)    7,587,667
  Withdrawal and other
   charges........................    (11,020,522)     (4,615,340)    (12,395,922)     (4,375,538)   (1,134,842)     (469,648)
                                   --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................    340,204,329     749,216,929     687,577,027     882,271,819    39,331,498    68,399,358
                                   --------------  --------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................    105,194,557     897,333,096     579,164,899     993,709,994    21,074,633    85,329,668

NET ASSETS
  Beginning of period.............  1,380,684,150     483,351,054   1,496,354,738     502,644,744   152,421,906    67,092,238
                                   --------------  --------------  --------------  --------------  ------------  ------------
  End of period................... $1,485,878,707  $1,380,684,150  $2,075,519,637  $1,496,354,738  $173,496,539  $152,421,906
                                   ==============  ==============  ==============  ==============  ============  ============

  Beginning units.................    131,381,152      58,997,833     137,362,458      51,794,376    13,776,574     6,994,431
                                   --------------  --------------  --------------  --------------  ------------  ------------
  Units issued....................    198,371,369     110,728,897     211,387,522     108,936,661    21,040,767    10,988,988
  Units redeemed..................   (180,909,161)    (38,345,578)   (155,086,928)    (23,368,579)  (18,627,792)   (4,206,845)
                                   --------------  --------------  --------------  --------------  ------------  ------------
  Ending units....................    148,843,360     131,381,152     193,663,052     137,362,458    16,189,549    13,776,574
                                   ==============  ==============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
      AST MONEY MARKET           AST SMALL-CAP GROWTH        AST PIMCO TOTAL RETURN       AST INTERNATIONAL VALUE
         PORTFOLIO                     PORTFOLIO                 BOND PORTFOLIO                  PORTFOLIO
---------------------------    ------------------------  ------------------------------  -------------------------
  01/01/2011      01/01/2010    01/01/2011   01/01/2010    01/01/2011      01/01/2010     01/01/2011    01/01/2010
      TO              TO            TO           TO            TO              TO             TO            TO
  12/31/2011      12/31/2010    12/31/2011   12/31/2010    12/31/2011      12/31/2010     12/31/2011    12/31/2010
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
$  (2,987,329)   $ (1,555,369) $(1,571,296) $  (589,824) $    2,474,087  $     (638,399) $    (79,967) $  (193,294)
            0               0            0            0      51,974,246      12,039,158             0            0
            0               0     (451,960)     589,430      (8,804,208)      4,406,098    (4,951,198)    (637,350)
            0               0   (6,987,997)  14,065,972     (23,889,764)     17,632,983    (5,888,431)   3,619,814
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

   (2,987,329)     (1,555,369)  (9,011,253)  14,065,578      21,754,361      33,439,840   (10,919,596)   2,789,170
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

  132,143,564     128,089,748   45,239,082   20,868,909     597,815,509     609,450,840    26,442,789   22,859,103
            0         (47,312)           0      (39,543)     (1,186,972)       (349,536)            0            0
 (175,207,370)    (85,621,655)  (5,021,210)  (2,956,449)    (74,088,986)    (59,322,567)     (822,124)    (335,723)
  154,512,075      16,169,330   (9,704,905)   6,659,694    (249,761,461)    111,560,017   (10,220,283)   2,172,881
     (895,077)       (428,047)    (489,227)    (173,977)     (8,492,634)     (3,501,713)     (323,992)    (118,912)
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

  110,553,192      58,162,064   30,023,740   24,358,634     264,285,456     657,837,041    15,076,390   24,577,349
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------

  107,565,863      56,606,695   21,012,487   38,424,212     286,039,817     691,276,881     4,156,794   27,366,519

  128,581,063      71,974,368   70,221,616   31,797,404   1,231,960,707     540,683,826    39,039,069   11,672,550
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
$ 236,146,926    $128,581,063  $91,234,103  $70,221,616  $1,518,000,524  $1,231,960,707  $ 43,195,863  $39,039,069
=============    ============  ===========  ===========  ==============  ==============  ============  ===========

   12,762,620       6,855,677    5,748,993    3,575,253     113,265,777      51,426,484     3,757,056    1,307,082
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
   66,184,250      30,368,495   11,121,180    3,745,444     136,000,768      89,114,809     7,003,568    3,574,739
  (54,931,668)    (24,461,552)  (9,284,565)  (1,571,704)   (109,323,449)    (27,275,516)   (5,997,630)  (1,124,765)
-------------    ------------  -----------  -----------  --------------  --------------  ------------  -----------
   24,015,202      12,762,620    7,585,608    5,748,993     139,943,096     113,265,777     4,762,994    3,757,056
=============    ============  ===========  ===========  ==============  ==============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   ------------------------------------------------------------------------------------
                                    AST INTERNATIONAL GROWTH   NVIT DEVELOPING MARKETS      AST INVESTMENT GRADE BOND
                                           PORTFOLIO                     FUND                       PORTFOLIO
                                   -------------------------  -------------------------  ------------------------------
                                    01/01/2011    01/01/2010   01/01/2011    01/01/2010     01/01/2011      01/01/2010
                                        TO            TO           TO            TO             TO              TO
                                    12/31/2011    12/31/2010   12/31/2011    12/31/2010     12/31/2011      12/31/2010
                                   ------------  -----------  ------------  -----------  ---------------  -------------
OPERATIONS
  Net investment income
   (loss)......................... $   (514,583) $  (280,062) $   (268,665) $  (357,844) $   (35,999,379) $  21,076,036
  Capital gains distributions
   received.......................            0            0             0            0       57,978,969     72,866,958
  Realized gain (loss) on shares
   redeemed.......................   (4,755,991)    (577,695)   (1,351,237)  (1,701,140)      (8,996,000)   (14,525,846)
  Net change in unrealized gain
   (loss) on investments..........   (6,418,714)   4,535,610    (3,333,373)   4,854,884      154,548,422    (31,643,393)
                                   ------------  -----------  ------------  -----------  ---------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (11,689,288)   3,677,853    (4,953,275)   2,795,900      167,532,012     47,773,755
                                   ------------  -----------  ------------  -----------  ---------------  -------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   42,627,905   21,946,483        52,248      111,808                0              0
  Policy loans....................            0            0       (28,320)           0                0              0
  Surrenders, withdrawals and
   death benefits.................     (720,127)    (399,400)   (2,071,904)  (2,009,133)     (50,244,306)   (10,642,172)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (7,176,604)   3,606,957    (4,615,879)   3,227,953    7,361,610,289   (157,784,793)
  Withdrawal and other
   charges........................     (318,470)    (118,330)      (50,348)     (56,146)     (25,511,523)    (3,462,835)
                                   ------------  -----------  ------------  -----------  ---------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   34,412,704   25,035,710    (6,714,203)   1,274,482    7,285,854,460   (171,889,800)
                                   ------------  -----------  ------------  -----------  ---------------  -------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   22,723,416   28,713,563   (11,667,478)   4,070,382    7,453,386,472   (124,116,045)

NET ASSETS
  Beginning of period.............   40,508,656   11,795,093    25,523,843   21,453,461      153,555,135    277,671,180
                                   ------------  -----------  ------------  -----------  ---------------  -------------
  End of period................... $ 63,232,072  $40,508,656  $ 13,856,365  $25,523,843  $ 7,606,941,607  $ 153,555,135
                                   ============  ===========  ============  ===========  ===============  =============

  Beginning units.................    3,921,125    1,454,945     1,496,359    1,437,186       11,978,281     23,600,420
                                   ------------  -----------  ------------  -----------  ---------------  -------------
  Units issued....................    9,708,084    3,683,648       269,076      531,954    1,647,509,094    179,733,716
  Units redeemed..................   (6,380,779)  (1,217,468)     (699,816)    (472,781)  (1,035,292,386)  (191,355,855)
                                   ------------  -----------  ------------  -----------  ---------------  -------------
  Ending units....................    7,248,430    3,921,125     1,065,619    1,496,359      624,194,989     11,978,281
                                   ============  ===========  ============  ===========  ===============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS                                                         AST GLOBAL REAL ESTATE
      BOND PORTFOLIO           AST BOND PORTFOLIO 2018    AST BOND PORTFOLIO 2019          PORTFOLIO
--------------------------    -------------------------  ------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO            TO           TO           TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
$  2,414,441    $   (305,774) $ (1,562,019) $  (204,223) $  (120,873) $  (185,962) $   204,100  $   (44,178)
   3,513,277         423,690     3,364,110      795,479    2,652,543      960,788            0            0
   2,248,143       1,159,754     1,219,236    1,608,555     (313,601)   1,079,520   (2,111,918)     119,858
   2,025,194       1,889,443     4,501,640      474,794     (503,158)     (51,345)  (2,792,256)   2,021,554
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

  10,201,055       3,167,113     7,522,967    2,674,605    1,714,911    1,803,001   (4,700,074)   2,097,234
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

 125,407,380     103,078,513             0            0           34           17   19,976,163   15,407,127
           0               0             0            0            0            0            0            0
  (5,253,961)     (1,638,950)   (2,695,970)  (1,048,001)  (1,000,459)    (856,879)    (338,643)     (71,221)
 (27,326,369)     18,921,335   152,617,157   (8,679,907)  (4,412,548)  (2,307,892)  (9,714,690)   3,127,754
  (1,632,686)       (588,096)      (10,705)     (11,708)      (6,393)      (8,396)    (217,513)     (65,514)
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

  91,194,364     119,772,802   149,910,482   (9,739,616)  (5,419,366)  (3,173,150)   9,705,317   18,398,146
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------

 101,395,419     122,939,915   157,433,449   (7,065,011)  (3,704,455)  (1,370,149)   5,005,243   20,495,380

 161,901,532      38,961,617    17,223,514   24,288,525   14,731,613   16,101,762   23,406,165    2,910,785
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
$263,296,951    $161,901,532  $174,656,963  $17,223,514  $11,027,158  $14,731,613  $28,411,408  $23,406,165
============    ============  ============  ===========  ===========  ===========  ===========  ===========

  15,298,556       3,800,958     1,423,064    2,189,161    1,228,899    1,467,447    2,119,576      354,543
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
  33,133,655      16,135,520    20,485,724    1,123,532      865,272    1,680,859    4,389,933    2,348,512
 (24,433,258)     (4,637,922)   (7,206,385)  (1,889,629)  (1,285,113)  (1,919,407)  (3,807,256)    (583,479)
------------    ------------  ------------  -----------  -----------  -----------  -----------  -----------
  23,998,953      15,298,556    14,702,403    1,423,064      809,058    1,228,899    2,702,253    2,119,576
============    ============  ============  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                     AST PARAMETRIC EMERGING   FRANKLIN TEMPLETON VIP FOUNDING     AST GOLDMAN SACHS
                                    MARKETS EQUITY PORTFOLIO        FUNDS ALLOCATION FUND      SMALL-CAP VALUE PORTFOLIO
                                   --------------------------  ------------------------------  -------------------------
                                    01/01/2011    01/01/2010     01/01/2011      01/01/2010     01/01/2011    01/01/2010
                                        TO            TO             TO              TO             TO            TO
                                    12/31/2011    12/31/2010     12/31/2011      12/31/2010     12/31/2011    12/31/2010
                                   ------------  ------------  --------------  --------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,279,778) $   (860,193) $  (23,828,494) $   12,896,017  $ (1,172,908) $  (364,648)
  Capital gains distributions
   received.......................            0             0               0          83,847             0            0
  Realized gain (loss) on shares
   redeemed.......................  (13,539,987)      899,561     (52,514,959)      2,778,929    (4,397,236)     602,897
  Net change in unrealized gain
   (loss) on investments..........  (30,211,989)   14,238,068     (59,183,445)     55,525,137    (4,384,738)   8,694,476
                                   ------------  ------------  --------------  --------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (45,031,754)   14,277,436    (135,526,898)     71,283,930    (9,954,882)   8,932,725
                                   ------------  ------------  --------------  --------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   90,380,080    83,237,916     840,535,790     779,140,362    67,063,374   46,248,187
  Annuity Payments................            0             0               0               0             0            0
  Surrenders, withdrawals and
   death benefits.................   (1,615,264)     (492,394)    (20,954,857)     (5,973,947)   (1,150,224)    (275,085)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (63,400,945)   22,678,991    (477,641,251)     96,307,002   (28,383,706)   7,807,178
  Withdrawal and other
   charges........................   (1,221,160)     (448,922)    (10,639,733)     (4,028,615)     (695,724)    (187,783)
                                   ------------  ------------  --------------  --------------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   24,142,711   104,975,591     331,299,949     865,444,802    36,833,720   53,592,497
                                   ------------  ------------  --------------  --------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (20,889,043)  119,253,027     195,773,051     936,728,732    26,878,838   62,525,222

NET ASSETS
  Beginning of period.............  144,881,864    25,628,837   1,165,490,270     228,761,538    72,333,809    9,808,587
                                   ------------  ------------  --------------  --------------  ------------  -----------
  End of period................... $123,992,821  $144,881,864  $1,361,263,321  $1,165,490,270  $ 99,212,647  $72,333,809
                                   ============  ============  ==============  ==============  ============  ===========

  Beginning units.................   12,639,741     2,786,558     114,431,062      26,708,781     6,209,379    1,010,377
                                   ------------  ------------  --------------  --------------  ------------  -----------
  Units issued....................   22,940,141    13,559,592     175,793,466     112,313,681    14,794,166    6,793,399
  Units redeemed..................  (21,909,398)   (3,706,409)   (154,175,823)    (24,591,400)  (12,296,653)  (1,594,397)
                                   ------------  ------------  --------------  --------------  ------------  -----------
  Ending units....................   13,670,484    12,639,741     136,048,705     114,431,062     8,706,892    6,209,379
                                   ============  ============  ==============  ==============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
    AST CLS GROWTH ASSET           AST CLS MODERATE ASSET       AST HORIZON GROWTH ASSET    AST HORIZON MODERATE ASSET
    ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO
----------------------------    ----------------------------  ---------------------------  ---------------------------
  01/01/2011       01/01/2010     01/01/2011     01/01/2010     01/01/2011    01/01/2010     01/01/2011    01/01/2010
      TO               TO             TO             TO             TO            TO             TO            TO
  12/31/2011       12/31/2010     12/31/2011     12/31/2010     12/31/2011    12/31/2010     12/31/2011    12/31/2010
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
$  (14,563,866)   $ (5,258,729) $  (14,870,150) $ (5,399,400) $  (9,817,290) $ (3,698,970) $ (10,251,736) $ (4,390,956)
    10,447,165               0      18,823,710             0     32,513,771             0     43,442,660             0
   (36,242,977)      3,236,488     (22,353,121)    2,133,841    (30,309,048)    2,302,123    (20,175,403)    2,068,033
   (71,741,590)     66,974,826     (66,055,507)   64,996,847    (49,167,076)   43,550,901    (57,101,570)   46,984,034
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

  (112,101,268)     64,952,585     (84,455,068)   61,731,288    (56,779,643)   42,154,054    (44,086,049)   44,661,111
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

   714,180,565     537,509,494     698,014,324   582,027,669    466,234,815   365,914,756    469,447,310   434,062,950
             0               0               0             0              0             0        (56,005)            0
   (10,686,227)     (3,042,076)    (16,134,220)   (5,437,364)    (7,244,868)   (2,351,092)   (14,222,028)   (4,210,024)
  (367,547,846)     56,802,522    (213,983,463)   76,008,067   (182,187,810)   41,288,601   (124,217,174)   50,134,859
    (7,739,074)     (2,755,163)     (8,538,964)   (3,251,925)    (5,557,061)   (1,948,906)    (6,544,721)   (2,578,956)
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

   328,207,418     588,514,777     459,357,677   649,346,447    271,245,076   402,903,359    324,407,382   477,408,829
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------

   216,106,150     653,467,362     374,902,609   711,077,735    214,465,433   445,057,413    280,321,333   522,069,940

   815,839,953     162,372,591     917,592,487   206,514,752    564,004,840   118,947,427    686,924,432   164,854,492
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
$1,031,946,103    $815,839,953  $1,292,495,096  $917,592,487  $ 778,470,273  $564,004,840  $ 967,245,765  $686,924,432
==============    ============  ==============  ============  =============  ============  =============  ============

    78,030,921      19,248,102      87,540,737    22,971,095     53,201,358    13,284,062     65,121,003    17,716,689
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
   142,081,443      77,608,107     133,035,078    73,507,465     91,698,121    51,146,449     90,270,574    54,859,775
  (119,368,949)    (18,825,288)    (94,262,906)   (8,937,823)   (70,568,195)  (11,229,153)   (62,145,323)   (7,455,461)
--------------    ------------  --------------  ------------  -------------  ------------  -------------  ------------
   100,743,415      78,030,921     126,312,909    87,540,737     74,331,284    53,201,358     93,246,254    65,121,003
==============    ============  ==============  ============  =============  ============  =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                   AST FI PYRAMIS(R) ASSET ALLOCATION  PROFUND VP CONSUMER   PROFUND VP CONSUMER
                                            PORTFOLIO                       SERVICES           GOODS PORTFOLIO
                                   ---------------------------------  --------------------  --------------------
                                     01/01/2011       01/01/2010      01/01/2011 01/01/2010 01/01/2011 01/01/2010
                                         TO               TO              TO         TO         TO         TO
                                     12/31/2011       12/31/2010      12/31/2011 12/31/2010 12/31/2011 12/31/2010
                                    -------------     ------------    ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (8,370,200)    $ (2,218,098)     $ (1,108)  $ (1,062)  $   (883)  $ (1,423)
  Capital gains distributions
   received.......................    21,563,244                0             0          0          0          0
  Realized gain (loss) on shares
   redeemed.......................   (34,358,264)       1,328,971       (11,655)     9,311       (621)    13,522
  Net change in unrealized gain
   (loss) on investments..........   (38,777,131)      30,221,179        (6,395)     7,996     (1,198)     5,787
                                    -------------     ------------     --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (59,942,351)      29,332,052       (19,158)    16,245     (2,702)    17,886
                                    -------------     ------------     --------   --------   --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   457,424,779      278,063,187         9,999     23,347     11,268     32,548
  Annuity Payments................      (103,749)               0             0          0          0          0
  Surrenders, withdrawals and
   death benefits.................    (6,971,923)      (1,312,492)          (13)         0     (7,246)         0
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (175,163,948)      27,995,209        52,513     25,336    232,480      1,467
  Withdrawal and other
   charges........................    (3,971,570)      (1,102,940)         (905)      (584)      (987)      (658)
                                    -------------     ------------     --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   271,213,589      303,642,964        61,594     48,099    235,515     33,357
                                    -------------     ------------     --------   --------   --------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   211,271,238      332,975,016        42,436     64,344    232,813     51,243

NET ASSETS
  Beginning of period.............   391,883,183       58,908,167        80,168     15,824    125,434     74,191
                                    -------------     ------------     --------   --------   --------   --------
  End of period................... $ 603,154,421     $391,883,183      $122,604   $ 80,168   $358,247   $125,434
                                    =============     ============     ========   ========   ========   ========

  Beginning units.................    36,638,038        6,536,221         7,362      1,750     11,873      8,079
                                    -------------     ------------     --------   --------   --------   --------
  Units issued....................    83,559,824       36,756,997        27,180     16,740     52,852     22,669
  Units redeemed..................   (61,947,085)      (6,655,180)      (24,075)   (11,128)   (33,216)   (18,875)
                                    -------------     ------------     --------   --------   --------   --------
  Ending units....................    58,250,777       36,638,038        10,467      7,362     31,509     11,873
                                    =============     ============     ========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP           PROFUND VP HEALTH        PROFUND VP        PROFUND VP MID-CAP
     FINANCIALS                 CARE               INDUSTRIALS             GROWTH
--------------------    --------------------  --------------------  --------------------
01/01/2011   01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
    TO           TO         TO         TO         TO         TO         TO         TO
12/31/2011   12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
----------   ---------- ---------- ---------- ---------- ---------- ---------- ----------
$ (12,665)   $ (12,261) $ (10,581)  $ (8,965) $  (2,410)  $ (2,112) $  (6,928)  $ (4,909)
        0            0          0          0          0          0          0          0
  (53,683)      15,818     33,807     10,573        (95)     1,054    (14,522)    40,655
 (112,339)      48,398     (3,994)    14,586    (22,957)    33,328    (69,492)    52,722
---------    ---------  ---------   --------  ---------   --------  ---------   --------

 (178,687)      51,955     19,232     16,194    (25,462)    32,270    (90,942)    88,468
---------    ---------  ---------   --------  ---------   --------  ---------   --------

   31,086      286,087     55,035    155,411    131,749     57,489    119,701     47,618
        0            0          0          0          0          0          0          0
   (2,165)      (3,081)   (36,093)    (1,106)    (6,193)         0    (53,334)    (2,135)
 (401,772)     (63,030)  (202,975)   298,168   (141,387)    40,111   (225,522)   301,971
   (5,871)      (6,704)    (6,374)    (4,860)    (1,908)    (1,171)    (2,693)    (2,299)
---------    ---------  ---------   --------  ---------   --------  ---------   --------

 (378,722)     213,272   (190,407)   447,613    (17,739)    96,429   (161,848)   345,155
---------    ---------  ---------   --------  ---------   --------  ---------   --------

 (557,409)     265,227   (171,175)   463,807    (43,201)   128,699   (252,790)   433,623

  986,895      721,668    864,436    400,629    214,035     85,336    578,577    144,954
---------    ---------  ---------   --------  ---------   --------  ---------   --------
$ 429,486    $ 986,895  $ 693,261   $864,436  $ 170,834   $214,035  $ 325,787   $578,577
=========    =========  =========   ========  =========   ========  =========   ========

  151,835      121,143     87,079     40,894     23,563     11,449     52,417     17,158
---------    ---------  ---------   --------  ---------   --------  ---------   --------
   84,150      150,328     80,037     80,712     30,292     22,105    109,132    120,848
 (157,948)    (119,636)  (102,679)   (34,527)   (34,550)    (9,991)  (129,905)   (85,589)
---------    ---------  ---------   --------  ---------   --------  ---------   --------
   78,037      151,835     64,437     87,079     19,305     23,563     31,644     52,417
=========    =========  =========   ========  =========   ========  =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                              SUBACCOUNTS
                                   ----------------------------------------------------------------
                                    PROFUND VP MID-CAP      PROFUND VP REAL    PROFUND VP SMALL-CAP
                                           VALUE                ESTATE                GROWTH
                                   --------------------  --------------------  --------------------
                                   01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
                                       TO         TO         TO         TO         TO         TO
                                   12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
                                   ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss).........................  $ (5,608)  $ (4,307) $  (8,599)  $ 13,569  $  (6,831)  $ (5,269)
  Capital gains distributions
   received.......................         0          0          0          0        831          0
  Realized gain (loss) on shares
   redeemed.......................    15,163     28,586     56,390     38,753    (19,740)    18,564
  Net change in unrealized gain
   (loss) on investments..........   (45,692)    26,698    (69,755)    58,867    (52,034)    54,530
                                    --------   --------  ---------   --------  ---------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (36,137)    50,977    (21,964)   111,189    (77,774)    67,825
                                    --------   --------  ---------   --------  ---------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    21,630     68,744     74,968    178,086    116,710     85,066
  Annuity Payments................         0          0          0          0          0          0
  Surrenders, withdrawals and
   death benefits.................    (9,320)    (1,855)   (10,233)    (4,171)   (52,325)      (645)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   235,308    125,976   (359,505)   (40,391)  (131,037)   229,389
  Withdrawal and other
   charges........................    (2,851)    (2,621)    (3,687)    (4,663)    (2,554)    (2,448)
                                    --------   --------  ---------   --------  ---------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   244,767    190,244   (298,457)   128,861    (69,206)   311,362
                                    --------   --------  ---------   --------  ---------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   208,630    241,221   (320,421)   240,050   (146,980)   379,187

NET ASSETS
  Beginning of period.............   456,463    215,242    706,567    466,517    550,027    170,840
                                    --------   --------  ---------   --------  ---------   --------
  End of period...................  $665,093   $456,463  $ 386,146   $706,567  $ 403,047   $550,027
                                    ========   ========  =========   ========  =========   ========

  Beginning units.................    46,242     25,833     83,091     67,246     50,538     20,201
                                    --------   --------  ---------   --------  ---------   --------
  Units issued....................   100,172     57,366     35,675     76,262    104,290     92,817
  Units redeemed..................   (79,983)   (36,957)   (75,991)   (60,417)  (117,877)   (62,480)
                                    --------   --------  ---------   --------  ---------   --------
  Ending units....................    66,431     46,242     42,775     83,091     36,951     50,538
                                    ========   ========  =========   ========  =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP        PROFUND VP                             PROFUND VP LARGE-CAP
        VALUE           TELECOMMUNICATIONS   PROFUND VP UTILITIES         GROWTH
--------------------   --------------------  --------------------  --------------------
01/01/2011  01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2011  12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (3,569)   $ (4,163) $   4,993   $  1,334   $  1,483   $  2,516  $ (11,034)  $ (9,961)
        0           0          0          0          0          0          0          0
   (1,699)     17,490     (1,637)     3,083     11,846      8,108     29,651     47,103
  (14,895)     19,221    (14,458)    16,440     37,775     (2,710)   (47,379)    29,370
 --------    --------  ---------   --------   --------   --------  ---------   --------

  (20,163)     32,548    (11,102)    20,857     51,104      7,914    (28,762)    66,512
 --------    --------  ---------   --------   --------   --------  ---------   --------

   27,627      25,897      3,346     31,772     63,415     50,357     58,985     43,716
        0           0          0          0          0          0          0          0
   (8,176)       (598)        (9)       (79)      (342)      (204)   (63,979)    (3,083)
  147,548      16,417   (104,890)    73,275    181,656    (57,399)    52,518        419
   (1,429)     (2,323)    (1,046)      (852)    (2,440)    (2,124)    (4,672)    (5,139)
 --------    --------  ---------   --------   --------   --------  ---------   --------

  165,570      39,393   (102,599)   104,116    242,289     (9,370)    42,852     35,913
 --------    --------  ---------   --------   --------   --------  ---------   --------

  145,407      71,941   (113,701)   124,973    293,393     (1,456)    14,090    102,425

  258,505     186,564    246,298    121,325    295,251    296,707    676,824    574,399
 --------    --------  ---------   --------   --------   --------  ---------   --------
 $403,912    $258,505  $ 132,597   $246,298   $588,644   $295,251  $ 690,914   $676,824
 ========    ========  =========   ========   ========   ========  =========   ========

   25,324      21,915     25,387     15,804     36,030     37,739     70,690     66,952
 --------    --------  ---------   --------   --------   --------  ---------   --------
   71,486      62,761     17,644     28,097     65,007     26,647    102,147     65,856
  (57,350)    (59,352)   (28,431)   (18,514)   (46,373)   (28,356)  (103,341)   (62,118)
 --------    --------  ---------   --------   --------   --------  ---------   --------
   39,460      25,324     14,600     25,387     54,664     36,030     69,496     70,690
 ========    ========  =========   ========   ========   ========  =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------
                                   PROFUND VP LARGE-CAP   AST JENNISON LARGE-CAP    AST JENNISON LARGE-CAP
                                           VALUE              VALUE PORTFOLIO          GROWTH PORTFOLIO
                                   --------------------  ------------------------  ------------------------
                                   01/01/2011 01/01/2010  01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                       TO         TO          TO           TO           TO           TO
                                   12/31/2011 12/31/2010  12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   ---------- ---------- -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (6,604)  $ (4,307) $  (481,154) $  (143,955) $  (463,441) $   (93,986)
  Capital gains distributions
   received.......................         0          0      129,050       14,850            0            0
  Realized gain (loss) on shares
   redeemed.......................   (42,359)    (6,405)  (2,793,497)     (99,339)    (954,647)     (23,619)
  Net change in unrealized gain
   (loss) on investments..........   (40,958)    56,279   (2,493,809)   2,127,994   (1,425,053)   1,436,671
                                   ---------   --------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (89,921)    45,567   (5,639,410)   1,899,550   (2,843,141)   1,319,066
                                   ---------   --------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    87,706    311,992   24,780,520   18,347,732   22,060,185   12,060,589
  Annuity Payments................         0          0            0            0            0            0
  Surrenders, withdrawals and
   death benefits.................   (56,894)      (218)    (395,637)     (89,452)    (306,409)     (42,002)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   182,086     49,815   (9,485,344)   4,214,808   (2,389,885)   2,484,324
  Withdrawal and other
   charges........................    (4,955)    (4,625)    (232,029)     (50,576)    (175,376)     (32,878)
                                   ---------   --------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   207,943    356,964   14,667,510   22,422,512   19,188,515   14,470,033
                                   ---------   --------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   118,022    402,531    9,028,100   24,322,062   16,345,374   15,789,099

NET ASSETS
  Beginning of period.............   732,764    330,233   24,809,153      487,091   16,038,561      249,462
                                   ---------   --------  -----------  -----------  -----------  -----------
  End of period................... $ 850,786   $732,764  $33,837,253  $24,809,153  $32,383,935  $16,038,561
                                   =========   ========  ===========  ===========  ===========  ===========

  Beginning units.................    89,036     44,746    2,319,311       47,286    1,477,715       24,230
                                   ---------   --------  -----------  -----------  -----------  -----------
  Units issued....................   231,178    123,013    5,579,780    2,628,218    6,022,523    1,724,146
  Units redeemed..................  (222,933)   (78,723)  (4,474,375)    (356,193)  (4,476,730)    (270,661)
                                   ---------   --------  -----------  -----------  -----------  -----------
  Ending units....................    97,281     89,036    3,424,716    2,319,311    3,023,508    1,477,715
                                   =========   ========  ===========  ===========  ===========  ===========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                         SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
  CREDIT SUISSE TRUST
INTERNATIONAL EQUITY FLEX III
       PORTFOLIO               AST BOND PORTFOLIO 2020    AST BOND PORTFOLIO 2017    AST BOND PORTFOLIO 2021
----------------------------  -------------------------  -------------------------  -------------------------
 01/01/2011     01/01/2010     01/01/2011    01/01/2010   01/01/2011   01/04/2010*   01/01/2011   01/04/2010*
     TO             TO             TO            TO           TO           TO            TO           TO
10/21/2011**    12/31/2010     12/31/2011    12/31/2010   12/31/2011   12/31/2010    12/31/2011   12/31/2010
------------    ----------    ------------  -----------  ------------  -----------  ------------  -----------
$   161,925     $ (119,376)   $    (66,889) $  (320,238) $ (1,380,067) $  (120,888) $ (2,372,052) $  (123,369)
          0              0       1,536,534            0       356,403            0             0            0
   (435,076)        (2,119)         67,199    1,543,442       739,451      734,749     6,295,875     (394,532)
 (1,153,588)     1,054,177          13,305      155,536     3,411,695      (26,183)   14,846,592     (591,330)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

 (1,426,739)       932,682       1,550,149    1,378,740     3,127,482      587,678    18,770,415   (1,109,231)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

      6,260         56,224              62          954             0            0             0            0
     (7,148)        (6,941)              0            0             0            0             0            0
   (778,858)      (911,480)       (290,634)    (763,323)   (2,838,068)    (448,217)   (4,036,042)    (310,835)
 (7,741,280)       176,706     (14,787,484)  15,532,076   168,630,258    4,606,659   193,199,248   26,303,043
     (3,588)        (4,929)         (2,730)     (11,533)      (57,543)           0       (82,427)        (108)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

 (8,524,614)      (690,420)    (15,080,786)  14,758,174   165,734,647    4,158,442   189,080,779   25,992,100
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------

 (9,951,353)       242,262     (13,530,637)  16,136,914   168,862,129    4,746,120   207,851,194   24,882,869

  9,951,353      9,709,091      17,133,185      996,271     4,746,120            0    24,882,869            0
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------
$         0     $9,951,353    $  3,602,548  $17,133,185  $173,608,249  $ 4,746,120  $232,734,063  $24,882,869
===========      ==========   ============  ===========  ============  ===========  ============  ===========

    890,619        961,736       1,771,066      113,597       449,557            0     2,261,043            0
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------
     42,042         91,617       1,231,594    6,821,656    23,744,431    2,279,990    30,873,753    4,286,029
   (932,661)      (162,734)     (2,688,871)  (5,164,187)   (9,107,483)  (1,830,433)  (14,778,649)  (2,024,986)
-----------      ----------   ------------  -----------  ------------  -----------  ------------  -----------
          0        890,619         313,789    1,771,066    15,086,505      449,557    18,356,147    2,261,043
===========      ==========   ============  ===========  ============  ===========  ============  ===========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   ----------------------------------------------------------------------
                                    WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE
                                        VT CORE EQUITY      VT INTERNATIONAL EQUITY     VT OMEGA GROWTH
                                   PORTFOLIO SHARE CLASS 1  PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1
                                   -----------------------  ---------------------   ----------------------
                                    01/01/2011  07/16/2010* 01/01/2011  07/16/2010* 01/01/2011  07/16/2010*
                                        TO          TO          TO          TO          TO          TO
                                   08/26/2011** 12/31/2010  12/31/2011  12/31/2010  12/31/2011  12/31/2010
                                   ------------ ----------- ----------  ----------- ----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $    (4,503) $  (15,987) $  (9,022)   $ (7,731)  $  (26,631) $  (13,737)
  Capital gains distributions
   received.......................     381,228           0     38,520           0       13,281           0
  Realized gain (loss) on shares
   redeemed.......................    (160,973)     33,375     23,264      18,392      134,548      33,466
  Net change in unrealized gain
   (loss) on investments..........    (393,326)    393,326   (175,830)    176,401     (203,172)    392,777
                                   -----------  ----------  ---------    --------   ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (177,574)    410,714   (123,068)    187,062      (81,974)    412,506
                                   -----------  ----------  ---------    --------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................           0         436          0           0            0          17
  Annuity Payments................           0           0          0           0       (1,208)          0
  Surrenders, withdrawals and
   death benefits.................    (544,049)   (226,234)  (135,129)    (90,145)    (489,018)   (216,468)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (1,377,644)  1,919,017    (75,892)    888,420      (61,690)  1,694,559
  Withdrawal and other
   charges........................      (2,657)     (2,009)    (1,666)       (912)      (5,338)     (2,086)
                                   -----------  ----------  ---------    --------   ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (1,924,350)  1,691,210   (212,687)    797,363     (557,254)  1,476,022
                                   -----------  ----------  ---------    --------   ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (2,101,924)  2,101,924   (335,755)    984,425     (639,228)  1,888,528

NET ASSETS
  Beginning of period.............   2,101,924           0    984,425           0    1,888,528           0
                                   -----------  ----------  ---------    --------   ----------  ----------
  End of period................... $         0  $2,101,924  $ 648,670    $984,425   $1,249,300  $1,888,528
                                   ===========  ==========  =========    ========   ==========  ==========

  Beginning units.................     147,588           0     68,335           0      960,874           0
                                   -----------  ----------  ---------    --------   ----------  ----------
  Units issued....................         453     168,512      3,338      78,496       56,747   1,100,909
  Units redeemed..................    (148,041)    (20,924)   (19,180)    (10,161)    (335,017)   (140,035)
                                   -----------  ----------  ---------    --------   ----------  ----------
  Ending units....................           0     147,588     52,493      68,335      682,604     960,874
                                   ===========  ==========  =========    ========   ==========  ==========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                            SUBACCOUNTS (CONTINUED)
    -----------------------------------------------------------------------
                                                                     AST
    WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE   AST BOND    QUANTITATIVE
     VT SMALL CAP GROWTH      VT SMALL CAP VALUE     PORTFOLIO     MODELING
    PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1    2022       PORTFOLIO
    ---------------------   ----------------------  -----------  ------------
    01/01/2011  07/16/2010* 01/01/2011  07/16/2010* 01/03/2011*  05/02/2011*
        TO          TO          TO          TO          TO            TO
    12/31/2011  12/31/2010  12/31/2011  12/31/2010  12/31/2011    12/31/2011
    ----------  ----------- ----------  ----------- -----------  ------------
    $ (11,453)   $ (5,898)  $  (13,981) $  (16,134) $  (523,180) $  (410,093)
            0           0            0           0            0            0
       58,190      12,918      113,941      32,270      781,609      (28,323)
      (88,021)    178,554     (248,068)    397,279    3,313,545   (1,501,336)
    ---------    --------   ----------  ----------  -----------  -----------

      (41,284)    185,574     (148,108)    413,415    3,571,974   (1,939,752)
    ---------    --------   ----------  ----------  -----------  -----------

       11,422           0           49          46            0   82,822,404
            0           0            0           0            0            0
     (216,445)    (81,224)    (564,394)   (271,331)    (534,212)    (424,353)
      (11,622)    700,216      (29,218)  2,016,712   81,458,818      666,048
       (1,452)       (671)      (5,127)     (2,805)        (313)         (52)
    ---------    --------   ----------  ----------  -----------  -----------

     (218,097)    618,321     (598,690)  1,742,622   80,924,293   83,064,047
    ---------    --------   ----------  ----------  -----------  -----------

     (259,381)    803,895     (746,798)  2,156,037   84,496,267   81,124,295

      803,895           0    2,156,037           0            0            0
    ---------    --------   ----------  ----------  -----------  -----------
    $ 544,514    $803,895   $1,409,239  $2,156,037  $84,496,267  $81,124,295
    =========    ========   ==========  ==========  ===========  ===========

       65,643           0      182,670           0            0            0
    ---------    --------   ----------  ----------  -----------  -----------
        6,142      75,490        7,388     214,443   10,939,930    9,571,626
      (24,510)     (9,847)     (59,447)    (31,773)  (3,889,175)    (455,648)
    ---------    --------   ----------  ----------  -----------  -----------
       47,275      65,643      130,611     182,670    7,050,755    9,115,978
    =========    ========   ==========  ==========  ===========  ===========

*  Date subaccount became available for investment
** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                           SUBACCOUNTS
                                   -----------------------------------------------------------
                                                  WELLS FARGO
                                   AST BLACKROCK  ADVANTAGE VT
                                      GLOBAL      OPPORTUNITY   AST PRUDENTIAL  AST NEUBERGER
                                    STRATEGIES       FUND -       CORE BOND      BERMAN CORE
                                     PORTFOLIO      CLASS 1       PORTFOLIO     BOND PORTFOLIO
                                   -------------  ------------  --------------  --------------
                                    04/29/2011*   08/26/2011*    10/31/2011*     10/31/2011*
                                        TO             TO             TO              TO
                                    12/31/2011     12/31/2011     12/31/2011      12/31/2011
                                   -------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss).........................  $ (8,573,981)   $   (8,075)    $   (13,496)     $   (6,875)
  Capital gains distributions
   received.......................             0             0               0               0
  Realized gain (loss) on shares
   redeemed.......................    (7,687,566)        2,455            (136)         (2,189)
  Net change in unrealized gain
   (loss) on investments..........   (43,928,385)       68,169          90,392          32,187
                                    ------------    ----------     -----------      ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (60,189,932)       62,549          76,760          23,123
                                    ------------    ----------     -----------      ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   253,055,390            10       4,956,253       2,439,712
  Annuity Payments................      (224,690)            0               0               0
  Surrenders, withdrawals and
   death benefits.................   (40,482,449)      (72,345)        (14,011)         (5,109)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   665,067,409     1,351,211       6,022,443       1,849,594
  Withdrawal and other
   charges........................    (1,196,754)         (833)         (2,190)         (1,585)
                                    ------------    ----------     -----------      ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   876,218,906     1,278,043      10,962,495       4,282,612
                                    ------------    ----------     -----------      ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   816,028,974     1,340,592      11,039,255       4,305,735

NET ASSETS
  Beginning of period.............             0             0               0               0
                                    ------------    ----------     -----------      ----------
  End of period...................  $816,028,974    $1,340,592     $11,039,255      $4,305,735
                                    ============    ==========     ===========      ==========

  Beginning units.................             0             0               0               0
                                    ------------    ----------     -----------      ----------
  Units issued....................   106,540,937       133,947       1,194,460         550,029
  Units redeemed..................   (17,444,995)       (8,692)        (98,202)       (122,393)
                                    ------------    ----------     -----------      ----------
  Ending units....................    89,095,942       125,255       1,096,258         427,636
                                    ============    ==========     ===========      ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                       NOTES TO FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2011

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Preferred, Discovery Select, Discovery Choice, Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement X, B, L, C Series, Prudential Premier Advisor and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and thirteen subaccounts within the Account, of which one hundred and twelve had activity during 2011. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:

AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST American Century Income & Growth Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio (merged from Prudential SP Growth
 Asset Allocation Portfolio)
AST BlackRock Value Portfolio (formerly AST Value Portfolio)
AST Bond Portfolio 2016*
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Capital Growth Asset Allocation Portfolio
AST CLS Growth Asset Allocation Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio (merged from AST Neuberger Berman
 Small-Cap Growth Portfolio)
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio (formerly AST AllianceBernstein
 Growth & Income Portfolio)
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST High Yield Portfolio
AST Horizon Growth Asset Allocation Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio (formerly AST Lord Abbett
 Bond-Debenture Portfolio)
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio

                                      A52

AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Small-Cap Growth Portfolio (merged to AST Federated
 Aggressive Growth Portfolio)**
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio (formerly AST AllianceBernstein Core
 Value Portfolio)
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Wellington Management Hedged Equity Portfolio (formerly AST Aggressive
 Asset Allocation Portfolio)
AST Western Asset Core Plus Bond Portfolio
Credit Suisse Trust International Equity Flex III Portfolio**
Davis Value Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Invesco V.I. Core Equity Fund
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Janus Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Institutional Shares
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
NVIT Developing Markets Fund
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
Prudential Conservative Balanced Portfolio
Prudential Diversified Bond Portfolio
Prudential Equity Portfolio
Prudential Flexible Managed Portfolio
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Prudential Jennison 20/20 Focus Portfolio
Prudential Jennison Portfolio
Prudential Money Market Portfolio
Prudential Natural Resources Portfolio
Prudential Small Capitalization Stock Portfolio
Prudential SP Growth Asset Allocation Portfolio (merged to AST BlackRock Global
 Strategies Portfolio)**
Prudential SP International Growth Portfolio
Prudential SP International Value Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1 (merged to Wells
 Fargo Advantage VT Opportunity Fund - Class 1)**
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1 (merged from Wells Fargo
 Advantage VT Core Equity Portfolio Share Class 1)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
        --------
        * Subaccount available for investment, but had no assets as of December 31, 2011
        ** Subaccount no longer available for investment as of December 31, 2011

        The Series Funds are diversified open-ended management investment companies, and each portfolio of the Series Funds is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these subaccounts is available upon request to the appropriate companies.

        At December 31, 2011, there were no balances or transactions for the period then ended pertaining to AST Bond Portfolio 2016.

        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the

                                      A53
        year ended December 31, 2011 as net transfers between subaccounts. The transfers occurred as follows:

                                 REMOVED PORTFOLIO           SURVIVING PORTFOLIO
APRIL 29, 2011             ------------------------------ --------------------------
                           AST NEUBERGER BERMAN SMALL-CAP  AST FEDERATED AGGRESSIVE
                                  GROWTH PORTFOLIO             GROWTH PORTFOLIO
                           ------------------------------ --------------------------
Shares....................             4,197,465                   10,146,241
Net asset value per share.          $      10.24                 $      10.01
Net assets before merger..          $ 42,982,042                 $ 58,581,833
Net assets after merger...          $          0                 $101,563,875

                             PRUDENTIAL SP GROWTH ASSET      AST BLACKROCK GLOBAL
                                ALLOCATION PORTFOLIO         STRATEGIES PORTFOLIO
                           ------------------------------ --------------------------
Shares....................            67,455,389                   64,419,897
Net asset value per share.          $       9.55                 $      10.00
Net assets before merger..          $644,198,965                 $          0
Net assets after merger...          $          0                 $644,198,965

                                 REMOVED PORTFOLIO           SURVIVING PORTFOLIO
AUGUST 26, 2011            ------------------------------ --------------------------
                           WELLS FARGO ADVANTAGE VT CORE   WELLS FARGO ADVANTAGE VT
                           EQUITY PORTFOLIO SHARE CLASS 1 OPPORTUNITY FUND - CLASS 1
                           ------------------------------ --------------------------
Shares....................               106,493                       81,746
Net asset value per share.          $      12.68                 $      16.52
Net assets before merger..          $  1,350,431                 $          0
Net assets after merger...          $          0                 $  1,350,431

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

        In May 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Account expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Account's financial position or results of operations.

                                      A54

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2011, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2011, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of "Series Funds", and any non-proprietary funds not available for public investment, which are classified as level 2. The Level 2 fund balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2011, are presented below.

   Proprietary Funds ("Series Funds")....................... $42,865,405,407
   AllianceBernstein VPS Large Cap Growth Portfolio Class B. $     4,531,724
   Davis Value Portfolio.................................... $    28,266,090
   Janus Aspen Janus Portfolio - Service Shares............. $    10,839,280
   Janus Aspen Janus Portfolio - Institutional Shares....... $    52,764,624
   Janus Aspen Overseas Portfolio - Institutional Shares.... $    96,776,335
   NVIT Developing Markets Fund............................. $    13,856,365
   ProFund VP Consumer Services............................. $       122,604
   ProFund VP Consumer Goods Portfolio...................... $       358,247
   ProFund VP Financials.................................... $       429,486
   ProFund VP Health Care................................... $       693,261
   ProFund VP Industrials................................... $       170,834
   ProFund VP Mid-Cap Growth................................ $       325,787
   ProFund VP Mid-Cap Value................................. $       665,093
   ProFund VP Real Estate................................... $       386,146
   ProFund VP Small-Cap Growth.............................. $       403,047
   ProFund VP Small-Cap Value............................... $       403,912
   ProFund VP Telecommunications............................ $       132,597
   ProFund VP Utilities..................................... $       588,644
   ProFund VP Large-Cap Growth.............................. $       690,914

                                      A55

ProFund VP Large-Cap Value............................................ $  850,786
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $  648,670
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $1,249,300
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $1,340,592
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $  544,514
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $1,409,239

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During 2011, there were no significant transfers from Level 1 to Level
        2. There were significant transfers from Level 2 to Level 1 of $100,795,946 in respect of the Invesco V.I. Core Equity Fund. The transfers are based on values as of December 31, 2010. Investments are transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public and conversely transferred out of Level 2 and into Level 1 when a net asset value becomes readily available to the public.

        As there are no Level 3 assets for either period, a presentation of the reconciliation of Level 3 assets is not required at this time. In addition, there are no other financial assets or liabilities valued on a non-recurring basis.

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2011 were as follows:

                                                        PURCHASES      SALES
                                                       ----------- -------------
Prudential Money Market Portfolio..................... $70,860,154 $(105,188,577)
Prudential Diversified Bond Portfolio................. $ 3,454,190 $ (32,558,689)
Prudential Equity Portfolio........................... $ 1,678,821 $ (36,553,421)
Prudential Flexible Managed Portfolio................. $   245,225 $  (2,118,412)
Prudential Conservative Balanced Portfolio............ $   306,712 $  (3,532,685)
Prudential Value Portfolio............................ $ 3,996,373 $ (57,896,892)
Prudential High Yield Bond Portfolio.................. $12,396,373 $ (49,316,807)
Prudential Natural Resources Portfolio................ $   211,535 $  (3,299,170)
Prudential Stock Index Portfolio...................... $ 6,238,644 $ (53,987,798)
Prudential Global Portfolio........................... $ 1,315,056 $ (12,274,205)
Prudential Jennison Portfolio......................... $ 2,582,495 $ (50,381,268)
Prudential Small Capitalization Stock Portfolio....... $ 1,047,105 $ (10,415,856)
T. Rowe Price International Stock Portfolio........... $   578,668 $  (3,993,136)
T. Rowe Price Equity Income Portfolio................. $   861,307 $  (9,216,739)
Invesco V.I. Core Equity Fund......................... $   155,694 $ (14,772,623)
Janus Aspen Janus Portfolio - Institutional Shares.... $   357,944 $  (9,246,376)
Janus Aspen Overseas Portfolio - Institutional Shares. $ 3,250,714 $ (24,611,622)
MFS(R) Research Series - Initial Class................ $   262,752 $  (2,623,053)
MFS(R) Growth Series - Initial Class.................. $   537,394 $  (9,232,033)
American Century VP Value Fund........................ $   810,460 $  (3,572,018)
FTVIP Franklin Small-Mid Cap Growth Securities Fund... $ 1,625,733 $  (5,094,978)
Prudential Jennison 20/20 Focus Portfolio............. $ 3,724,313 $  (9,695,233)
Davis Value Portfolio................................. $   450,382 $  (4,982,091)

                                      A56

                                                             PURCHASES          SALES
                                                          --------------- ----------------
AllianceBernstein VPS Large Cap Growth Portfolio Class B. $       723,937 $     (1,212,660)
Prudential SP Small Cap Value Portfolio.................. $     3,654,141 $    (24,425,462)
Janus Aspen Janus Portfolio - Service Shares............. $       262,402 $     (2,797,198)
Prudential SP Prudential U.S. Emerging Growth Portfolio.. $     3,897,160 $    (34,978,481)
Prudential SP Growth Asset Allocation Portfolio.......... $     2,933,141 $   (679,426,618)
Prudential SP International Growth Portfolio............. $     1,633,319 $    (10,801,914)
Prudential SP International Value Portfolio.............. $     2,752,927 $    (11,274,131)
AST Goldman Sachs Large-Cap Value Portfolio.............. $   100,720,170 $    (65,057,747)
AST American Century Income & Growth Portfolio........... $    83,109,491 $    (53,866,239)
AST Schroders Multi-Asset World Strategies Portfolio..... $ 1,483,884,844 $ (1,089,732,640)
AST Cohen & Steers Realty Portfolio...................... $   110,585,418 $    (83,904,639)
AST J.P. Morgan Strategic Opportunities Portfolio........ $   572,034,069 $   (360,597,007)
AST BlackRock Value Portfolio............................ $    78,772,536 $    (41,434,780)
AST Neuberger Berman Small-Cap Growth Portfolio.......... $    16,057,523 $    (45,453,631)
AST High Yield Portfolio................................. $   114,428,152 $    (78,446,097)
AST Federated Aggressive Growth Portfolio................ $   118,977,041 $    (81,217,799)
AST Mid-Cap Value Portfolio.............................. $    57,459,595 $    (43,443,760)
AST Small-Cap Value Portfolio............................ $    50,973,860 $    (41,508,578)
AST Goldman Sachs Concentrated Growth Portfolio.......... $    62,640,083 $    (60,983,177)
AST Goldman Sachs Mid-Cap Growth Portfolio............... $   117,818,411 $   (101,484,288)
AST Large-Cap Value Portfolio............................ $    72,547,515 $    (36,727,106)
AST Lord Abbett Core Fixed Income Portfolio.............. $   241,164,273 $    (54,710,339)
AST Marsico Capital Growth Portfolio..................... $   126,160,002 $   (100,107,991)
AST MFS Growth Portfolio................................. $    36,982,418 $    (29,445,975)
AST Neuberger Berman Mid-Cap Growth Portfolio............ $   134,360,300 $    (92,264,979)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio......... $   109,366,394 $    (89,923,299)
AST PIMCO Limited Maturity Bond Portfolio................ $   127,819,376 $    (69,418,826)
AST T. Rowe Price Equity Income Portfolio................ $    56,922,964 $    (42,750,550)
AST QMA US Equity Alpha Portfolio........................ $    32,615,794 $    (22,909,918)
AST T. Rowe Price Natural Resources Portfolio............ $   278,790,253 $   (232,705,516)
AST T. Rowe Price Asset Allocation Portfolio............. $ 2,327,686,287 $ (1,390,153,026)
AST MFS Global Equity Portfolio.......................... $   109,213,906 $    (80,173,503)
AST JPMorgan International Equity Portfolio.............. $   113,153,829 $    (95,197,431)
AST T. Rowe Price Global Bond Portfolio.................. $   102,297,650 $    (62,296,910)
AST Wellington Management Hedged Equity Portfolio........ $   201,481,288 $    (77,457,767)
AST Capital Growth Asset Allocation Portfolio............ $ 2,269,338,268 $ (2,270,451,359)
AST Academic Strategies Asset Allocation Portfolio....... $ 1,989,589,685 $ (1,644,537,096)
AST Balanced Asset Allocation Portfolio.................. $ 2,158,973,130 $ (1,806,446,444)
AST Preservation Asset Allocation Portfolio.............. $ 1,314,078,308 $   (665,319,204)
AST First Trust Balanced Target Portfolio................ $ 1,228,892,348 $   (824,231,423)
AST First Trust Capital Appreciation Target Portfolio.... $ 1,844,805,924 $ (1,533,191,228)
AST Advanced Strategies Portfolio........................ $ 2,018,513,607 $ (1,364,504,889)
AST T. Rowe Price Large-Cap Growth Portfolio............. $   196,846,500 $   (160,606,623)
AST Money Market Portfolio............................... $   371,207,015 $   (263,677,112)
AST Small-Cap Growth Portfolio........................... $   116,304,529 $    (87,852,086)
AST PIMCO Total Return Bond Portfolio.................... $ 1,043,172,511 $   (803,162,414)
AST International Value Portfolio........................ $    60,813,936 $    (46,561,794)
AST International Growth Portfolio....................... $    81,292,285 $    (47,738,844)
NVIT Developing Markets Fund............................. $     2,365,782 $     (9,402,850)
AST Investment Grade Bond Portfolio...................... $18,935,684,663 $(11,698,771,856)
AST Western Asset Core Plus Bond Portfolio............... $   256,478,801 $   (169,177,044)
AST Bond Portfolio 2018.................................. $   227,245,710 $    (79,044,781)
AST Bond Portfolio 2019.................................. $     9,461,715 $    (15,129,375)
AST Global Real Estate Portfolio......................... $    41,545,551 $    (32,381,760)
AST Parametric Emerging Markets Equity Portfolio......... $   194,801,604 $   (173,470,556)
Franklin Templeton VIP Founding Funds Allocation Fund.... $ 1,563,405,759 $ (1,256,189,032)
AST Goldman Sachs Small-Cap Value Portfolio.............. $   139,025,983 $   (103,859,232)
AST CLS Growth Asset Allocation Portfolio................ $ 1,331,419,140 $ (1,020,791,620)
AST CLS Moderate Asset Allocation Portfolio.............. $ 1,224,750,594 $   (784,959,397)
AST Horizon Growth Asset Allocation Portfolio............ $   863,740,097 $   (604,842,437)
AST Horizon Moderate Asset Allocation Portfolio.......... $   829,661,711 $   (519,749,505)

                                      A57

                                                                        PURCHASES       SALES
                                                                       ------------ -------------
AST FI Pyramis(R) Asset Allocation Portfolio.......................... $787,743,088 $(526,150,314)
ProFund VP Consumer Services.......................................... $    308,645 $    (248,159)
ProFund VP Consumer Goods Portfolio................................... $    584,773 $    (351,820)
ProFund VP Financials................................................. $    442,160 $    (833,547)
ProFund VP Health Care................................................ $    804,065 $  (1,007,602)
ProFund VP Industrials................................................ $    299,582 $    (320,591)
ProFund VP Mid-Cap Growth............................................. $  1,258,813 $  (1,427,589)
ProFund VP Mid-Cap Value.............................................. $  1,025,249 $    (786,759)
ProFund VP Real Estate................................................ $    317,118 $    (624,174)
ProFund VP Small-Cap Growth........................................... $  1,207,763 $  (1,283,799)
ProFund VP Small-Cap Value............................................ $    726,617 $    (564,616)
ProFund VP Telecommunications......................................... $    159,589 $    (265,442)
ProFund VP Utilities.................................................. $    655,359 $    (418,797)
ProFund VP Large-Cap Growth........................................... $  1,057,632 $  (1,025,814)
ProFund VP Large-Cap Value............................................ $  2,234,915 $  (2,039,336)
AST Jennison Large-Cap Value Portfolio................................ $ 49,698,553 $ (35,627,538)
AST Jennison Large-Cap Growth Portfolio............................... $ 57,178,132 $ (38,453,058)
Credit Suisse Trust International Equity Flex III Portfolio........... $    188,255 $  (8,815,943)
AST Bond Portfolio 2020............................................... $  9,449,918 $ (24,720,913)
AST Bond Portfolio 2017............................................... $264,443,636 $(100,138,969)
AST Bond Portfolio 2021............................................... $342,842,551 $(156,201,064)
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1.......... $      6,331 $  (1,953,181)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $     16,016 $    (243,199)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $     19,120 $    (603,005)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $     64,767 $    (294,317)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $     71,537 $    (698,920)
AST Bond Portfolio 2022............................................... $121,926,925 $ (41,525,813)
AST Quantitative Modeling Portfolio................................... $ 83,831,791 $  (1,177,837)
AST BlackRock Global Strategies Portfolio............................. $991,747,052 $(124,102,126)
Wells Fargo Advantage VT Opportunity Fund-Class 1..................... $  1,365,293 $     (95,325)
AST Prudential Core Bond Portfolio.................................... $ 11,622,490 $    (673,491)
AST Neuberger Berman Core Bond Portfolio.............................. $  5,208,355 $    (932,618)

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into an agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Funds. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to

                                      A58
        the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                            PRUDENTIAL MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  171,807 $0.99939 to  $10.22387 $207,800   0.02%    1.00%  to   2.10%   -2.03% to   -0.96%
December 31, 2010  198,480 $1.01818 to  $10.32322 $242,080   0.03%    1.00%  to   2.45%   -2.36% to   -0.96%
December 31, 2009  193,139 $1.03827 to  $10.51904 $228,214   0.44%    1.00%  to   2.10%   -1.91% to   -0.60%
December 31, 2008  322,560 $1.05484 to  $10.69759 $382,009   2.58%    1.00%  to   2.45%    0.19% to    1.63%
December 31, 2007  244,095 $1.04749 to  $10.66982 $291,003   4.93%    1.00%  to   2.20%    2.79% to    3.63%

                                          PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  102,710 $1.86014 to  $ 2.24741 $230,380   4.29%    1.35%  to   1.65%    5.78% to    6.08%
December 31, 2010  114,526 $1.75857 to  $ 2.11964 $242,277   4.20%    1.35%  to   1.65%    8.78% to    9.10%
December 31, 2009  127,376 $1.61669 to  $ 1.94392 $247,133   4.69%    1.35%  to   1.65%   18.56% to   18.91%
December 31, 2008  144,786 $1.36361 to  $ 1.63556 $236,342   5.11%    1.35%  to   1.65%   -5.02% to   -4.74%
December 31, 2007  177,980 $1.43562 to  $ 1.71791 $305,167   5.00%    1.35%  to   1.65%    4.00% to    4.31%

                                               PRUDENTIAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  103,849 $1.15047 to  $ 1.96226 $188,373   0.68%    1.35%  to   2.00%   -5.36% to   -4.75%
December 31, 2010  120,853 $1.21137 to  $ 2.06117 $229,570   0.79%    1.35%  to   2.00%    9.71% to   10.41%
December 31, 2009  137,058 $1.10036 to  $ 1.86775 $236,025   1.60%    1.35%  to   2.00%   35.47% to   36.32%
December 31, 2008  155,514 $0.80955 to  $ 1.37073 $197,063   1.44%    1.35%  to   2.00%  -39.37% to  -38.98%
December 31, 2007  183,783 $1.33060 to  $ 2.24766 $382,486   1.01%    1.35%  to   2.00%    7.17% to    7.86%

                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011    7,096 $1.91077 to  $ 1.91077 $ 13,559   1.97%    1.40%  to   1.40%    2.90% to    2.90%
December 31, 2010    7,982 $1.85698 to  $ 1.85698 $ 14,822   2.24%    1.40%  to   1.40%   10.48% to   10.48%
December 31, 2009    9,162 $1.68077 to  $ 1.68077 $ 15,399   3.51%    1.40%  to   1.40%   18.30% to   18.30%
December 31, 2008   10,713 $1.42078 to  $ 1.42078 $ 15,220   2.99%    1.40%  to   1.40%  -25.86% to  -25.86%
December 31, 2007   13,097 $1.91640 to  $ 1.91640 $ 25,100   2.25%    1.40%  to   1.40%    4.89% to    4.89%

                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   10,584 $1.91117 to  $ 1.91117 $ 20,228   2.28%    1.40%  to   1.40%    3.16% to    3.16%
December 31, 2010   12,140 $1.85264 to  $ 1.85264 $ 22,491   2.45%    1.40%  to   1.40%   10.20% to   10.20%
December 31, 2009   14,098 $1.68120 to  $ 1.68120 $ 23,701   3.77%    1.40%  to   1.40%   18.36% to   18.36%
December 31, 2008   16,534 $1.42042 to  $ 1.42042 $ 23,485   3.49%    1.40%  to   1.40%  -22.49% to  -22.49%
December 31, 2007   20,216 $1.83259 to  $ 1.83259 $ 37,048   2.81%    1.40%  to   1.40%    4.65% to    4.65%

                                      A59

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                               PRUDENTIAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  154,555 $1.27064 to  $ 2.51241 $283,061   1.02%    1.35%  to   2.00%   -7.43% to   -6.83%
December 31, 2010  180,228 $1.37128 to  $ 2.69800 $353,298   0.99%    1.35%  to   2.00%   11.63% to   12.34%
December 31, 2009  112,546 $1.22726 to  $10.34659 $228,866   2.07%    1.35%  to   2.00%   38.67% to   40.04%
December 31, 2008  129,517 $0.88118 to  $ 1.71665 $188,188   1.86%    1.35%  to   2.00%  -43.43% to  -43.07%
December 31, 2007  158,069 $1.55562 to  $ 3.01663 $400,689   1.31%    1.35%  to   2.00%    1.15% to    1.81%

                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   59,815 $1.74036 to  $12.08103 $219,331   7.45%    1.35%  to   2.50%    2.54% to    3.69%
December 31, 2010   67,908 $1.68340 to  $11.65524 $244,422   8.32%    1.35%  to   2.60%   11.16% to   12.53%
December 31, 2009   77,867 $1.50037 to  $10.36252 $250,477   5.55%    1.35%  to   2.00%    3.33% to   45.21%
December 31, 2008   74,439 $1.03639 to  $ 1.28867 $ 95,747   8.53%    1.35%  to   1.65%  -23.54% to  -23.32%
December 31, 2007   95,300 $1.35549 to  $ 1.68122 $159,924   7.01%    1.35%  to   1.65%    0.96% to    1.26%

                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011    1,345 $7.43963 to  $ 7.43963 $ 10,005   0.19%    1.40%  to   1.40%  -20.15% to  -20.15%
December 31, 2010    1,685 $9.31742 to  $ 9.31742 $ 15,700   0.43%    1.40%  to   1.40%   26.22% to   26.22%
December 31, 2009    1,900 $7.38206 to  $ 7.38206 $ 14,027   0.72%    1.40%  to   1.40%   74.66% to   74.66%
December 31, 2008    2,069 $4.22664 to  $ 4.22664 $  8,745   0.79%    1.40%  to   1.40%  -53.65% to  -53.65%
December 31, 2007    2,521 $9.11983 to  $ 9.11983 $ 22,994   0.60%    1.40%  to   1.40%   46.23% to   46.23%

                                            PRUDENTIAL STOCK INDEX PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  169,900 $0.86409 to  $ 1.97156 $276,321   1.62%    1.35%  to   2.00%   -0.05% to    0.60%
December 31, 2010  197,334 $0.86195 to  $ 1.96089 $318,094   1.77%    1.35%  to   2.00%   12.34% to   13.06%
December 31, 2009  224,226 $0.76501 to  $ 1.73514 $319,014   2.82%    1.35%  to   2.00%   23.61% to   24.41%
December 31, 2008  252,566 $0.61713 to  $ 1.39552 $288,792   2.26%    1.35%  to   2.00%  -38.18% to  -37.77%
December 31, 2007  299,309 $0.99525 to  $ 2.24407 $551,545   1.51%    1.35%  to   2.00%    3.03% to    3.69%

                                               PRUDENTIAL GLOBAL PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   39,339 $0.79560 to  $ 1.73216 $ 59,072   1.57%    1.35%  to   2.00%   -8.80% to   -8.21%
December 31, 2010   45,509 $0.86969 to  $ 1.88807 $ 74,473   1.58%    1.35%  to   2.00%   10.53% to   11.24%
December 31, 2009   51,131 $0.78450 to  $ 1.69810 $ 74,998   2.91%    1.35%  to   2.00%   28.83% to   29.64%
December 31, 2008   57,722 $0.60723 to  $ 1.31055 $ 65,031   1.82%    1.35%  to   2.00%  -44.04% to  -43.68%
December 31, 2007   67,856 $1.08191 to  $ 2.32839 $135,883   1.05%    1.35%  to   2.00%    8.30% to    9.00%

                                              PRUDENTIAL JENNISON PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  156,398 $0.71775 to  $ 2.08665 $263,805   0.30%    1.35%  to   2.00%   -1.67% to   -1.03%
December 31, 2010  182,468 $0.72779 to  $ 2.10942 $309,345   0.44%    1.35%  to   2.00%    9.76% to   10.46%
December 31, 2009  193,983 $0.66114 to  $ 1.91072 $302,738   0.68%    1.35%  to   2.00%   40.23% to   41.12%
December 31, 2008  223,476 $0.47008 to  $ 1.35460 $246,262   0.52%    1.35%  to   2.00%  -38.51% to  -38.11%
December 31, 2007  269,108 $0.76233 to  $ 2.19002 $479,398   0.28%    1.35%  to   2.00%    9.79% to   10.50%

                                     PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   19,186 $2.10724 to  $ 3.18624 $ 53,031   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   22,234 $2.13000 to  $ 3.21282 $ 62,028   0.82%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   24,533 $1.71932 to  $ 2.58701 $ 55,161   1.86%    1.35%  to   1.65%   23.16% to   23.51%
December 31, 2008   28,369 $1.39606 to  $ 2.09568 $ 51,677   1.16%    1.35%  to   1.65%  -32.16% to  -31.96%
December 31, 2007   35,286 $2.05789 to  $ 3.08163 $ 94,435   0.55%    1.35%  to   1.65%   -2.16% to   -1.86%

                                       T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   16,365 $0.92976 to  $ 1.26936 $ 20,660   1.48%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   18,469 $1.08424 to  $ 1.47671 $ 27,104   0.93%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   19,690 $0.96293 to  $ 1.30828 $ 25,610   2.73%    1.35%  to   1.65%   49.91% to   50.37%
December 31, 2008   21,047 $0.64232 to  $ 0.87049 $ 18,227   1.89%    1.35%  to   1.65%  -49.54% to  -49.39%
December 31, 2007   24,452 $1.27297 to  $ 1.72087 $ 41,885   1.33%    1.35%  to   1.65%   11.19% to   11.52%

                                          T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   31,233 $1.34518 to  $ 2.08566 $ 64,734   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   34,755 $1.37716 to  $ 2.13003 $ 73,513   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   38,561 $1.21705 to  $ 1.87780 $ 71,894   2.00%    1.35%  to   1.65%   23.56% to   23.93%
December 31, 2008   43,431 $0.98503 to  $ 1.51606 $ 65,377   2.30%    1.35%  to   1.65%  -37.15% to  -36.96%
December 31, 2007   52,567 $1.56731 to  $ 2.40627 $125,668   1.67%    1.35%  to   1.65%    1.58% to    1.88%

                                      A60

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  -------- ---------- -----------------  ------------------
                                             INVESCO V.I. CORE EQUITY FUND
                   ------------------------------------------------------------------------------------
December 31, 2011  49,252 $0.93773 to  $1.78573 $ 86,494   0.94%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010  56,457 $0.95379 to  $1.81190 $100,796   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009  64,231 $0.88500 to  $1.67706 $106,158   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008  72,675 $0.70126 to  $1.32547 $ 95,030   2.04%    1.35%  to   1.65%  -31.28% to  -31.08%
December 31, 2007  87,692 $1.02044 to  $1.92405 $166,656   1.04%    1.35%  to   1.65%    6.35% to    6.66%

                                  JANUS ASPEN JANUS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2011  35,341 $0.73068 to  $1.52032 $ 52,765   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010  40,445 $0.78421 to  $1.62786 $ 64,687   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009  45,286 $0.69604 to  $1.44140 $ 64,093   0.53%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008  51,812 $0.51888 to  $1.07198 $ 54,523   0.73%    1.35%  to   1.65%  -40.70% to  -40.53%
December 31, 2007  61,484 $0.87503 to  $1.80324 $109,043   0.70%    1.35%  to   1.65%   13.21% to   13.55%

                                 JANUS ASPEN OVERSEAS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2011  32,274 $1.68615 to  $3.04341 $ 96,776   0.47%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  37,127 $2.52677 to  $4.54962 $166,661   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009  42,555 $2.04970 to  $3.68158 $154,549   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008  48,523 $1.16037 to  $2.07911 $ 99,657   1.20%    1.35%  to   1.65%  -52.89% to  -52.75%
December 31, 2007  58,643 $2.46327 to  $4.40276 $254,812   0.61%    1.35%  to   1.65%   26.22% to   26.60%

                                        MFS(R) RESEARCH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2011  10,468 $1.00196 to  $1.62522 $ 16,928   0.85%    1.35%  to   1.65%   -2.07% to   -1.78%
December 31, 2010  11,770 $1.02309 to  $1.65543 $ 19,367   0.94%    1.35%  to   1.65%   14.02% to   14.36%
December 31, 2009  13,511 $0.89726 to  $1.44843 $ 19,464   1.49%    1.35%  to   1.65%   28.43% to   28.80%
December 31, 2008  15,464 $0.69863 to  $1.12501 $ 17,310   0.54%    1.35%  to   1.65%  -37.13% to  -36.94%
December 31, 2007  18,594 $1.11117 to  $1.78496 $ 33,009   0.72%    1.35%  to   1.65%   11.36% to   11.69%

                                         MFS(R) GROWTH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2011  30,886 $0.88728 to  $1.65595 $ 50,595   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  35,471 $0.90488 to  $1.68460 $ 59,323   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  40,132 $0.79756 to  $1.48114 $ 59,016   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008  45,316 $0.58889 to  $1.09086 $ 49,106   0.23%    1.35%  to   1.65%  -38.43% to  -38.25%
December 31, 2007  54,292 $0.95653 to  $1.76744 $ 95,336   0.00%    1.35%  to   1.65%   19.20% to   19.55%

                                            AMERICAN CENTURY VP VALUE FUND
                   ------------------------------------------------------------------------------------
December 31, 2011  12,509 $1.63512 to  $1.98177 $ 24,681   2.03%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  13,742 $1.64535 to  $1.98934 $ 27,219   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  15,043 $1.47454 to  $1.77852 $ 26,635   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008  17,240 $1.25041 to  $1.50461 $ 25,826   2.56%    1.35%  to   1.65%  -27.97% to  -27.75%
December 31, 2007  21,699 $1.73593 to  $2.08379 $ 44,987   1.66%    1.35%  to   1.65%   -6.68% to   -6.41%

                             FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2011  14,860 $1.02535 to  $1.77574 $ 25,731   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  16,566 $1.09508 to  $1.89197 $ 30,563   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  17,918 $0.87224 to  $1.50320 $ 26,268   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008  19,232 $0.61753 to  $1.06167 $ 19,939   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%
December 31, 2007  22,773 $1.09168 to  $1.87203 $ 41,618   0.00%    1.35%  to   1.65%    9.41% to    9.75%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  29,076 $1.56151 to  $1.65810 $ 48,160   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  32,078 $1.65622 to  $1.75443 $ 56,225   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  35,692 $1.56131 to  $1.64969 $ 58,835   0.48%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008  38,183 $1.00550 to  $1.05981 $ 40,440   0.56%    1.35%  to   1.65%  -40.14% to  -39.96%
December 31, 2007  44,588 $1.67967 to  $1.76615 $ 78,700   0.56%    1.35%  to   1.65%    8.79% to    9.12%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  27,280 $1.00779 to  $1.04304 $ 28,266   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  31,083 $1.06904 to  $1.10314 $ 34,079   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  34,701 $0.96368 to  $0.99157 $ 34,218   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008  39,032 $0.74684 to  $0.76620 $ 29,758   0.93%    1.35%  to   1.65%  -41.30% to  -41.12%
December 31, 2007  48,817 $1.27220 to  $1.30132 $ 63,255   1.06%    1.35%  to   1.65%    2.92% to    3.24%

                                      A61

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                  ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,628 $ 0.57787 to  $ 0.59869 $    4,532   0.09%    1.35%  to   1.65%   -4.83% to   -4.56%
December 31, 2010    8,341 $ 0.60717 to  $ 0.62731 $    5,196   0.28%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009    9,659 $ 0.56193 to  $ 0.57885 $    5,555   0.00%    1.35%  to   1.65%   34.88% to   35.31%
December 31, 2008   10,045 $ 0.41663 to  $ 0.42781 $    4,273   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%
December 31, 2007   11,891 $ 0.70378 to  $ 0.72051 $    8,527   0.00%    1.35%  to   1.65%   11.76% to   12.10%

                                          PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   62,060 $ 1.36006 to  $ 1.79660 $  103,381   0.68%    1.35%  to   2.00%   -4.67% to   -4.06%
December 31, 2010   72,892 $ 1.42540 to  $ 1.87355 $  127,033   0.65%    1.35%  to   2.00%   23.80% to   24.59%
December 31, 2009   84,747 $ 1.15021 to  $ 1.50448 $  119,017   1.52%    1.35%  to   2.00%   28.23% to   29.05%
December 31, 2008   94,790 $ 0.89606 to  $ 1.16633 $  103,259   1.11%    1.35%  to   2.00%  -31.87% to  -31.43%
December 31, 2007  113,884 $ 1.31385 to  $ 1.70189 $  181,132   0.71%    1.35%  to   2.00%   -5.53% to   -4.92%

                                        JANUS ASPEN JANUS PORTFOLIO - SERVICE SHARES
                   -----------------------------------------------------------------------------------------
December 31, 2011   11,019 $ 0.60888 to  $ 1.36100 $   10,839   0.43%    1.40%  to   2.00%   -7.39% to   -6.84%
December 31, 2010   13,323 $ 0.65560 to  $ 1.46090 $   13,998   0.36%    1.40%  to   2.00%   12.02% to   12.68%
December 31, 2009   16,117 $ 0.58350 to  $ 1.29652 $   14,998   0.39%    1.40%  to   2.00%   33.34% to   34.14%
December 31, 2008   18,115 $ 0.43625 to  $ 0.96655 $   12,589   0.58%    1.40%  to   2.00%  -41.05% to  -40.70%
December 31, 2007   20,946 $ 0.73781 to  $ 1.62992 $   24,219   0.58%    1.40%  to   2.00%   12.54% to   13.21%

                                  PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   69,627 $ 1.12252 to  $ 2.49218 $  128,003   0.59%    1.35%  to   2.00%    0.22% to    0.86%
December 31, 2010   84,602 $ 1.11678 to  $ 2.47225 $  155,289   0.41%    1.35%  to   2.00%   18.08% to   18.82%
December 31, 2009   63,068 $ 0.94298 to  $ 2.08159 $   96,283   0.74%    1.35%  to   2.00%   39.10% to   40.00%
December 31, 2008   71,243 $ 0.67589 to  $ 1.48767 $   77,729   0.30%    1.35%  to   2.00%  -37.48% to  -37.08%
December 31, 2007   87,699 $ 1.07786 to  $ 2.36566 $  151,175   0.31%    1.35%  to   2.00%   14.52% to   15.25%

                          PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO (EXPIRED APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2011        0 $       0 to  $       0 $        0   0.00%    1.35%  to   2.75%    5.65% to    6.12%
December 31, 2010  314,272 $ 1.04647 to  $11.11512 $  635,833   1.96%    1.35%  to   2.75%   10.85% to   12.37%
December 31, 2009  358,633 $ 0.93437 to  $ 9.94403 $  636,634   2.20%    1.35%  to   2.75%   22.84% to   24.54%
December 31, 2008  410,509 $ 0.75284 to  $ 8.02802 $  576,128   1.71%    1.35%  to   2.75%  -38.07% to  -37.21%
December 31, 2007  486,656 $ 1.20299 to  $12.85451 $1,076,920   1.43%    1.35%  to   2.75%    6.29% to    7.77%

                                        PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   35,232 $ 0.63438 to  $ 1.56912 $   41,592   1.32%    1.35%  to   2.00%  -16.58% to  -16.04%
December 31, 2010   41,904 $ 0.75821 to  $ 1.86993 $   58,478   1.53%    1.35%  to   2.00%   11.78% to   12.49%
December 31, 2009   48,242 $ 0.67634 to  $ 1.66303 $   59,612   2.20%    1.35%  to   2.00%   34.47% to   35.33%
December 31, 2008   54,358 $ 0.50159 to  $ 1.22951 $   48,943   1.65%    1.35%  to   2.00%  -51.27% to  -50.96%
December 31, 2007   63,064 $ 1.02639 to  $ 2.50846 $  114,846   0.68%    1.35%  to   2.00%   17.19% to   17.94%

                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   29,946 $ 0.92278 to  $ 1.60798 $   39,901   2.49%    1.40%  to   2.00%  -14.80% to  -14.29%
December 31, 2010   35,175 $ 1.07986 to  $ 1.88082 $   54,613   2.19%    1.40%  to   2.00%    8.64% to    9.28%
December 31, 2009   41,016 $ 0.99108 to  $ 1.72527 $   57,944   3.14%    1.40%  to   2.00%   29.75% to   30.52%
December 31, 2008   46,484 $ 0.76162 to  $ 1.32501 $   50,078   2.78%    1.40%  to   2.00%  -45.16% to  -44.83%
December 31, 2007   60,179 $ 1.38459 to  $ 2.40793 $  116,626   2.04%    1.40%  to   2.00%   15.75% to   16.44%

                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    9,455 $ 7.28539 to  $12.53734 $   86,332   1.05%    0.55%  to   3.25%  -15.50% to   -6.04%
December 31, 2010    6,153 $ 7.59413 to  $13.52811 $   60,572   1.29%    0.55%  to   3.25%    6.61% to   11.82%
December 31, 2009    2,660 $ 6.96102 to  $12.21751 $   21,591   3.03%    0.95%  to   2.95%   16.39% to   20.67%
December 31, 2008    1,268 $ 6.41698 to  $ 7.21408 $    8,747   1.64%    1.15%  to   2.40%  -42.08% to  -36.88%
December 31, 2007    1,200 $11.34013 to  $12.33375 $   14,251   1.20%    1.15%  to   2.10%    2.95% to    3.93%

                                       AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    6,970 $ 8.24244 to  $14.15216 $   73,988   1.02%    0.55%  to   3.15%   -5.83% to    3.00%
December 31, 2010    4,547 $ 8.07352 to  $13.93020 $   46,365   1.07%    0.55%  to   3.15%    6.83% to   12.77%
December 31, 2009    1,691 $ 7.27792 to  $12.47459 $   14,155   2.22%    0.95%  to   2.95%   15.01% to   23.81%
December 31, 2008      873 $ 6.57914 to  $ 7.56473 $    6,322   2.15%    1.00%  to   2.40%  -36.28% to  -30.56%
December 31, 2007      715 $10.76521 to  $11.75498 $    8,119   2.25%    1.15%  to   2.05%   -2.12% to   -1.25%

                                      A62

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                    AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  141,598 $ 9.34142 to  $12.88722 $1,453,229   1.58%    0.55%  to   3.25%   -6.51% to   -3.91%
December 31, 2010  107,550 $ 9.72815 to  $13.59785 $1,162,964   0.55%    0.55%  to   3.25%    6.71% to   10.76%
December 31, 2009   22,057 $ 9.00260 to  $12.39836 $  217,747   0.99%    0.95%  to   2.95%   22.19% to   26.21%
December 31, 2008    3,114 $ 7.13279 to  $ 8.26716 $   24,553   1.96%    0.95%  to   2.65%  -32.00% to  -27.07%
December 31, 2007    1,579 $10.87140 to  $12.00848 $   18,235   3.52%    1.00%  to   2.65%    6.09% to    7.67%

                                            AST COHEN & STEERS REALTY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,109 $ 8.82419 to  $19.17281 $   87,243   0.74%    0.55%  to   3.25%   -6.17% to    6.00%
December 31, 2010    5,413 $ 8.36127 to  $18.33755 $   62,985   1.27%    0.55%  to   3.25%   17.09% to   27.48%
December 31, 2009    1,873 $ 6.56219 to  $14.52687 $   17,283   2.75%    0.95%  to   2.95%   28.83% to   51.09%
December 31, 2008    1,380 $ 5.02371 to  $ 8.21151 $   10,255   4.90%    1.00%  to   2.40%  -36.58% to  -35.69%
December 31, 2007    1,384 $ 7.81223 to  $12.82033 $   16,506   3.58%    1.00%  to   2.50%  -21.90% to  -20.85%

                                     AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   76,239 $ 9.75906 to  $12.08786 $  808,699   0.90%    0.55%  to   3.25%   -3.02% to   -0.32%
December 31, 2010   56,172 $ 9.90157 to  $12.29454 $  609,347   0.37%    0.55%  to   3.25%    4.24% to    7.11%
December 31, 2009   26,845 $ 9.38319 to  $11.67943 $  282,556   0.82%    0.95%  to   2.95%   15.12% to   20.87%
December 31, 2008   12,707 $ 7.82060 to  $ 9.52935 $  113,204   0.32%    0.95%  to   2.75%  -21.01% to  -18.39%
December 31, 2007    3,548 $10.39915 to  $11.72906 $   39,597   1.61%    1.15%  to   2.65%   -0.70% to    0.78%

                                               AST BLACKROCK VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    5,454 $ 7.80945 to  $13.74775 $   54,139   0.80%    0.55%  to   3.25%  -10.70% to   -1.04%
December 31, 2010    2,189 $ 7.92255 to  $14.08474 $   21,392   1.38%    0.55%  to   3.25%    5.71% to   11.38%
December 31, 2009    1,483 $ 7.11289 to  $12.77034 $   12,662   0.86%    0.95%  to   2.95%   15.49% to   26.46%
December 31, 2008    1,121 $ 6.32963 to  $ 7.95205 $    8,361   2.41%    1.00%  to   2.40%  -38.77% to  -37.92%
December 31, 2007    1,646 $10.19617 to  $12.86054 $   20,277   1.06%    1.00%  to   2.45%   -1.25% to    0.02%

                          AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (EXPIRED APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2011        0 $       0 to  $       0 $        0   0.00%    0.55%  to   3.10%   11.62% to   12.57%
December 31, 2010    2,396 $ 8.73801 to  $14.24972 $   25,254   0.00%    0.55%  to   2.95%   13.76% to   19.14%
December 31, 2009      915 $ 7.41439 to  $12.07932 $    7,373   0.00%    0.95%  to   2.95%   19.69% to   21.59%
December 31, 2008      487 $ 6.17342 to  $ 7.28449 $    3,314   0.00%    0.95%  to   2.40%  -43.89% to  -43.08%
December 31, 2007      466 $10.96429 to  $12.85490 $    5,667   0.00%    1.00%  to   2.05%   16.32% to   17.36%

                                                  AST HIGH YIELD PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    9,602 $ 9.75907 to  $14.11698 $  107,095   6.86%    0.55%  to   3.25%   -2.53% to    2.61%
December 31, 2010    6,243 $10.64904 to  $13.94919 $   69,557   3.61%    0.55%  to   3.25%    6.67% to   12.43%
December 31, 2009    1,858 $ 9.86035 to  $12.52966 $   19,507   3.94%    0.95%  to   2.90%   24.31% to   34.28%
December 31, 2008      769 $ 7.42367 to  $ 7.97763 $    6,054   8.92%    0.95%  to   2.40%  -27.29% to  -25.76%
December 31, 2007      807 $10.58506 to  $10.86456 $    8,670   9.83%    1.15%  to   2.15%    0.31% to    1.31%

                                         AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    5,925 $ 7.99180 to  $14.40189 $   59,777   0.45%    0.55%  to   3.25%  -19.59% to  -13.59%
December 31, 2010    3,503 $ 9.80048 to  $16.89809 $   40,832   0.04%    0.55%  to   3.25%   20.64% to   31.30%
December 31, 2009    1,490 $ 7.46424 to  $12.99734 $   12,797   0.20%    0.95%  to   2.55%   29.38% to   31.41%
December 31, 2008      741 $ 5.92475 to  $ 7.39352 $    5,080   0.00%    1.15%  to   2.40%  -45.41% to  -38.18%
December 31, 2007      899 $10.81494 to  $13.40975 $   11,436   0.00%    1.15%  to   2.45%    8.54% to    9.94%

                                                AST MID-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    3,655 $ 8.68256 to  $15.20886 $   39,679   0.70%    0.55%  to   3.25%  -12.84% to   -3.98%
December 31, 2010    2,712 $ 9.84588 to  $16.05923 $   30,901   0.46%    0.55%  to   3.25%   13.94% to   22.45%
December 31, 2009      919 $ 8.24232 to  $13.24524 $    8,484   1.75%    0.95%  to   2.95%   31.78% to   37.58%
December 31, 2008      519 $ 6.33563 to  $ 7.22665 $    3,559   1.05%    1.15%  to   2.40%  -39.58% to  -34.05%
December 31, 2007      540 $10.44960 to  $11.84309 $    6,093   0.38%    1.15%  to   2.05%    0.68% to    1.58%

                                               AST SMALL-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    4,291 $ 8.56576 to  $14.76666 $   45,405   0.60%    0.55%  to   3.25%  -13.58% to   -6.49%
December 31, 2010    3,661 $10.21456 to  $16.01106 $   41,903   0.41%    0.55%  to   3.25%   13.88% to   24.81%
December 31, 2009    1,917 $ 8.19364 to  $12.95541 $   17,742   1.67%    0.95%  to   2.95%   24.02% to   29.87%
December 31, 2008    1,506 $ 6.56669 to  $ 8.14863 $   11,281   1.14%    1.00%  to   2.40%  -31.37% to  -25.48%
December 31, 2007    1,043 $ 9.43656 to  $11.75648 $   11,457   0.98%    1.00%  to   2.50%   -7.92% to   -6.69%

                                      A63

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                     AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   5,661 $ 8.95362 to  $13.09897 $ 58,548   0.16%    0.55%  to   3.25%  -10.43% to   -4.48%
December 31, 2010   5,727 $ 9.78196 to  $13.90429 $ 63,050   0.07%    0.55%  to   3.25%    6.48% to    9.25%
December 31, 2009   3,085 $ 8.95378 to  $12.85313 $ 32,211   0.00%    0.95%  to   2.95%   27.10% to   47.99%
December 31, 2008   1,115 $ 6.05017 to  $ 7.74360 $  8,051   0.14%    0.95%  to   2.40%  -41.67% to  -34.07%
December 31, 2007   1,013 $11.42452 to  $13.14587 $ 12,624   0.00%    1.00%  to   2.10%   11.64% to   12.69%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   8,276 $ 8.81982 to  $15.09953 $ 93,020   0.00%    0.55%  to   3.25%  -11.35% to   -3.51%
December 31, 2010   7,400 $10.81269 to  $15.86600 $ 88,581   0.00%    0.55%  to   3.25%   12.74% to   18.70%
December 31, 2009   2,818 $ 9.33692 to  $13.49906 $ 30,759   0.00%    0.95%  to   2.95%   33.32% to   55.61%
December 31, 2008     953 $ 6.59238 to  $ 7.63476 $  6,917   0.00%    1.00%  to   2.40%  -42.18% to  -35.31%
December 31, 2007     919 $11.48986 to  $13.07586 $ 11,535   0.00%    1.00%  to   2.50%   16.42% to   17.98%

                                              AST LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  12,016 $ 6.95898 to  $13.29726 $105,206   1.21%    0.55%  to   3.25%  -10.31% to   -4.71%
December 31, 2010   8,210 $ 7.33176 to  $14.14819 $ 73,771   0.98%    0.95%  to   3.25%    5.18% to   12.09%
December 31, 2009   7,331 $ 6.54070 to  $12.74667 $ 56,990   2.87%    0.95%  to   2.95%   16.63% to   26.67%
December 31, 2008   7,349 $ 5.52836 to  $ 6.82177 $ 48,882   2.22%    0.95%  to   2.40%  -42.86% to  -39.90%
December 31, 2007   1,453 $ 9.84473 to  $11.82253 $ 16,500   1.17%    1.00%  to   2.50%   -5.37% to   -4.10%

                                       AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  20,912 $10.42419 to  $14.54337 $245,855   1.20%    0.55%  to   3.25%    4.25% to    9.56%
December 31, 2010   4,379 $10.70748 to  $13.45763 $ 50,715   5.46%    0.55%  to   3.25%    7.21% to   12.35%
December 31, 2009   1,958 $10.22891 to  $12.09710 $ 21,733   7.38%    0.95%  to   2.90%   19.82% to   33.34%
December 31, 2008   1,183 $ 8.17364 to  $ 8.54833 $  9,951   8.49%    1.15%  to   2.40%  -25.05% to  -24.13%
December 31, 2007   1,292 $10.32185 to  $11.29424 $ 14,416   6.93%    1.00%  to   2.45%    3.54% to    4.87%

                                          AST MARSICO CAPITAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  11,182 $ 8.89389 to  $14.53184 $117,841   0.30%    0.55%  to   3.25%   -8.96% to   -1.46%
December 31, 2010   9,228 $ 9.06112 to  $14.95140 $ 99,289   0.61%    0.55%  to   3.25%   11.96% to   18.63%
December 31, 2009   5,649 $ 7.63844 to  $12.72864 $ 50,094   0.84%    0.95%  to   2.95%   26.37% to   28.54%
December 31, 2008   4,708 $ 6.23147 to  $ 7.27809 $ 33,179   0.51%    1.00%  to   2.40%  -44.98% to  -39.89%
December 31, 2007   2,732 $11.47337 to  $13.09923 $ 34,478   0.21%    1.00%  to   2.50%   12.15% to   13.65%

                                                AST MFS GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   3,218 $ 9.10275 to  $13.12223 $ 33,301   0.36%    0.55%  to   3.25%   -7.50% to   -1.14%
December 31, 2010   2,603 $ 9.24407 to  $13.45761 $ 27,605   0.10%    0.55%  to   3.25%    7.59% to   11.72%
December 31, 2009     986 $ 8.27409 to  $12.16473 $  9,338   0.16%    0.95%  to   2.95%   20.52% to   23.13%
December 31, 2008     674 $ 6.96848 to  $ 8.31391 $  5,322   0.26%    1.00%  to   2.40%  -37.80% to  -31.22%
December 31, 2007     521 $11.68399 to  $13.23519 $  6,623   0.04%    1.15%  to   2.50%   12.29% to   13.79%

                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   8,614 $ 9.20532 to  $15.58152 $100,645   0.00%    0.55%  to   3.25%   -7.23% to    1.13%
December 31, 2010   5,335 $ 9.35229 to  $15.62143 $ 64,482   0.00%    0.55%  to   3.25%   18.48% to   27.47%
December 31, 2009   2,096 $ 7.52062 to  $12.37664 $ 20,645   0.00%    0.95%  to   2.95%   23.25% to   28.57%
December 31, 2008   1,398 $ 6.43407 to  $ 8.62745 $ 11,182   0.00%    1.15%  to   2.40%  -44.52% to  -36.46%
December 31, 2007   1,637 $12.18878 to  $15.39741 $ 23,863   0.00%    1.15%  to   2.15%   19.62% to   20.81%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   8,187 $ 8.70651 to  $15.90297 $ 86,810   0.99%    0.55%  to   3.25%  -12.72% to   -3.02%
December 31, 2010   7,174 $ 9.62757 to  $16.62562 $ 78,392   1.02%    0.55%  to   3.25%   11.27% to   22.27%
December 31, 2009   3,024 $ 7.99019 to  $13.73161 $ 26,629   1.77%    0.95%  to   2.90%   34.71% to   39.32%
December 31, 2008   1,606 $ 5.79288 to  $ 6.90162 $ 10,553   1.70%    0.95%  to   2.40%  -43.61% to  -37.17%
December 31, 2007   1,766 $10.24685 to  $12.12014 $ 20,640   0.75%    1.00%  to   2.05%    1.09% to    1.99%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  15,357 $ 9.86766 to  $12.18917 $164,143   0.86%    0.55%  to   3.25%   -1.07% to    1.68%
December 31, 2010   9,358 $ 9.97411 to  $12.07057 $102,959   2.31%    0.55%  to   3.25%   -0.33% to    2.92%
December 31, 2009   4,168 $10.42590 to  $11.78015 $ 48,312   5.30%    0.95%  to   2.95%    4.36% to    9.19%
December 31, 2008   2,767 $ 9.71676 to  $10.83660 $ 29,608   5.18%    1.00%  to   2.40%   -2.91% to    0.11%
December 31, 2007   1,059 $10.47408 to  $10.86715 $ 11,400   5.72%    1.00%  to   2.45%    4.23% to    5.58%

                                      A64

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    5,793 $ 7.30270 to  $13.84402 $   53,933   1.15%    0.55%  to   3.25%  -10.17% to   -2.18%
December 31, 2010    4,615 $ 7.31183 to  $14.34884 $   43,678   1.20%    0.95%  to   3.25%    4.43% to   12.18%
December 31, 2009    2,161 $ 6.68122 to  $12.91774 $   16,542   3.44%    0.95%  to   2.95%   20.89% to   27.90%
December 31, 2008      798 $ 5.65507 to  $ 6.73924 $    5,075   3.35%    1.00%  to   2.40%  -43.25% to  -42.46%
December 31, 2007      862 $ 9.82815 to  $11.75873 $    9,668   1.79%    1.00%  to   2.15%   -5.61% to   -4.67%

                                             AST QMA US EQUITY ALPHA PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    2,688 $ 8.14600 to  $14.68191 $   27,992   0.73%    0.55%  to   2.95%    0.50% to    2.89%
December 31, 2010    1,934 $ 7.98785 to  $14.46757 $   19,154   0.58%    0.55%  to   2.95%    8.14% to   13.97%
December 31, 2009      983 $ 7.12555 to  $12.82018 $    7,830   1.73%    0.95%  to   2.95%   18.97% to   27.22%
December 31, 2008      754 $ 5.90465 to  $ 7.04101 $    5,014   2.28%    0.95%  to   2.40%  -40.16% to  -39.29%
December 31, 2007      749 $10.70742 to  $11.65038 $    8,305   2.05%    1.15%  to   2.05%    0.02% to    0.92%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   21,581 $ 7.67745 to  $13.57744 $  220,749   0.61%    0.55%  to   3.25%  -22.38% to  -15.39%
December 31, 2010   18,820 $ 9.78665 to  $16.26883 $  237,118   0.41%    0.55%  to   3.25%   15.18% to   19.32%
December 31, 2009    9,564 $ 8.23044 to  $13.76951 $  111,200   1.38%    0.95%  to   2.95%   32.80% to   47.95%
December 31, 2008    6,046 $ 5.58255 to  $ 9.18555 $   50,318   0.62%    1.00%  to   2.40%  -51.16% to  -45.19%
December 31, 2007    5,783 $13.49811 to  $18.62348 $  101,044   0.63%    1.00%  to   2.45%   37.13% to   38.90%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  229,101 $ 9.50439 to  $13.30691 $2,473,645   1.10%    0.55%  to   3.25%   -4.90% to    1.42%
December 31, 2010  146,126 $ 9.85367 to  $13.30202 $1,581,659   0.78%    0.55%  to   3.25%    5.89% to   10.49%
December 31, 2009   42,023 $ 9.03658 to  $12.15888 $  421,914   2.06%    0.95%  to   2.95%   20.34% to   22.97%
December 31, 2008   16,314 $ 7.43372 to  $ 8.81488 $  135,699   1.83%    0.95%  to   2.65%  -27.86% to  -23.34%
December 31, 2007   12,963 $10.57860 to  $12.06970 $  149,839   1.72%    1.00%  to   2.65%    3.56% to    5.11%

                                              AST MFS GLOBAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    8,288 $ 8.75800 to  $13.97222 $   87,581   0.51%    0.55%  to   3.25%  -12.73% to   -3.66%
December 31, 2010    6,015 $ 9.74368 to  $14.70491 $   67,368   0.40%    0.55%  to   3.25%    7.95% to   10.99%
December 31, 2009    1,713 $ 8.77866 to  $13.37974 $   18,281   1.77%    0.95%  to   2.95%   28.43% to   32.84%
December 31, 2008      924 $ 7.15759 to  $ 9.03881 $    7,771   1.24%    1.00%  to   2.40%  -35.54% to  -28.62%
December 31, 2007      832 $10.95164 to  $13.88494 $   10,944   2.53%    1.00%  to   2.05%    7.19% to    8.15%

                                        AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    9,785 $ 7.70131 to  $12.74350 $   90,598   1.40%    0.55%  to   3.25%  -18.08% to   -9.65%
December 31, 2010    8,842 $ 8.34866 to  $14.30022 $   90,495   0.97%    0.55%  to   3.25%    4.10% to    7.63%
December 31, 2009    3,788 $ 8.06067 to  $13.60349 $   36,077   3.65%    0.95%  to   2.95%   32.70% to   34.60%
December 31, 2008    1,881 $ 5.98845 to  $ 8.06508 $   13,887   2.59%    0.95%  to   2.40%  -42.76% to  -36.31%
December 31, 2007    1,777 $10.97941 to  $13.95132 $   23,122   1.69%    1.00%  to   2.50%    6.76% to    8.19%

                                          AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   10,426 $ 9.89515 to  $12.88781 $  113,539   2.50%    0.55%  to   3.25%   -1.04% to    3.55%
December 31, 2010    6,415 $10.20242 to  $12.51967 $   70,483   2.41%    0.55%  to   3.25%    2.24% to    4.75%
December 31, 2009    2,631 $10.44910 to  $11.97584 $   30,156   7.16%    0.95%  to   2.55%    9.49% to   11.06%
December 31, 2008    2,190 $ 9.44110 to  $10.80461 $   22,605   5.04%    1.00%  to   2.40%   -5.95% to   -3.40%
December 31, 2007    1,472 $10.42389 to  $11.20170 $   15,781   3.92%    1.15%  to   2.45%    7.01% to    8.39%

                                     AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   29,416 $ 8.08980 to  $13.60557 $  265,956   0.27%    0.55%  to   3.25%  -12.57% to   -4.36%
December 31, 2010   15,551 $ 8.45893 to  $14.36696 $  151,898   0.49%    0.95%  to   2.95%   11.35% to   13.56%
December 31, 2009   16,369 $ 7.44914 to  $12.77693 $  141,974   1.06%    0.95%  to   2.95%    1.10% to   27.22%
December 31, 2008    5,852 $ 5.85514 to  $ 7.01024 $   39,367   0.72%    0.95%  to   2.40%  -43.68% to  -37.29%
December 31, 2007    5,323 $11.05096 to  $12.32551 $   63,388   0.16%    1.00%  to   2.65%    6.72% to    8.31%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  287,989 $ 8.76109 to  $13.11625 $2,893,895   0.51%    0.55%  to   3.25%   -9.16% to   -2.96%
December 31, 2010  297,589 $ 9.03449 to  $13.70422 $3,101,702   1.02%    0.55%  to   3.25%    7.43% to   12.31%
December 31, 2009  182,179 $ 8.15083 to  $12.32315 $1,672,572   1.87%    0.95%  to   2.95%   21.96% to   24.15%
December 31, 2008  113,271 $ 6.59783 to  $ 7.79077 $  849,426   0.98%    0.95%  to   2.75%  -36.68% to  -31.11%
December 31, 2007  126,428 $11.01224 to  $12.14221 $1,492,030   0.24%    1.00%  to   2.75%    6.78% to    8.48%

                                      A65

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                     AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  269,022 $ 8.98306 to  $12.82397 $2,725,760   0.62%    0.55%  to   3.25%   -5.82% to   -3.20%
December 31, 2010  241,208 $ 9.28559 to  $13.43083 $2,538,982   0.83%    0.55%  to   3.25%    7.15% to   10.91%
December 31, 2009  135,488 $ 8.48293 to  $12.22943 $1,275,037   2.33%    0.95%  to   2.95%   21.03% to   23.19%
December 31, 2008   99,125 $ 6.92031 to  $ 7.99594 $  766,747   1.13%    0.95%  to   2.75%  -33.66% to  -28.71%
December 31, 2007  103,751 $10.91282 to  $11.89376 $1,203,763   0.37%    1.00%  to   2.75%    6.27% to    7.96%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  339,582 $ 9.27105 to  $12.86748 $3,548,073   0.63%    0.55%  to   3.25%   -7.28% to   -1.76%
December 31, 2010  308,411 $ 9.68344 to  $13.27946 $3,322,650   0.78%    0.55%  to   3.25%    6.51% to   11.26%
December 31, 2009  196,484 $ 8.76833 to  $12.05401 $1,919,182   1.22%    0.95%  to   2.95%    0.42% to   22.14%
December 31, 2008   53,051 $ 7.30442 to  $ 8.27064 $  424,592   1.06%    0.95%  to   2.75%  -30.61% to  -26.37%
December 31, 2007   36,429 $10.86097 to  $11.76251 $  418,781   0.33%    1.00%  to   2.75%    6.14% to    7.83%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  264,390 $ 9.60825 to  $12.48452 $2,869,173   0.90%    0.55%  to   3.25%   -3.91% to    0.44%
December 31, 2010  199,628 $10.40137 to  $12.60207 $2,211,567   1.26%    0.55%  to   3.25%    4.97% to    9.53%
December 31, 2009  115,717 $ 9.58079 to  $11.61945 $1,210,537   0.92%    0.95%  to   2.95%   -0.03% to   18.91%
December 31, 2008   30,030 $ 8.12914 to  $ 9.09941 $  265,987   0.81%    0.95%  to   2.75%  -21.64% to  -18.78%
December 31, 2007   11,972 $10.96110 to  $11.45988 $  134,485   0.30%    1.15%  to   2.75%    5.80% to    7.48%

                                         AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  130,049 $ 8.78893 to  $13.34133 $1,346,840   1.74%    0.55%  to   3.25%   -6.65% to   -2.05%
December 31, 2010   95,851 $ 8.97842 to  $13.80890 $1,008,799   1.36%    0.55%  to   3.25%    9.25% to   13.29%
December 31, 2009   37,024 $ 8.03026 to  $12.30994 $  325,778   3.84%    0.95%  to   2.95%   20.65% to   23.42%
December 31, 2008   18,094 $ 6.57782 to  $ 7.34272 $  130,124   2.24%    0.95%  to   2.65%  -36.18% to  -32.22%
December 31, 2007   16,265 $10.77036 to  $11.35095 $  181,880   0.53%    1.00%  to   2.65%    5.74% to    7.32%

                                   AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  148,843 $ 7.98786 to  $13.06962 $1,485,879   1.18%    0.55%  to   3.25%  -11.82% to   -6.73%
December 31, 2010  131,381 $ 8.66171 to  $14.20708 $1,380,684   0.85%    0.55%  to   3.25%   14.30% to   17.90%
December 31, 2009   58,998 $ 7.40130 to  $12.16947 $  483,351   2.18%    0.95%  to   2.95%    0.09% to   24.79%
December 31, 2008   23,483 $ 5.97509 to  $ 6.74838 $  154,549   1.25%    0.95%  to   2.75%  -42.30% to  -37.21%
December 31, 2007   23,824 $11.11363 to  $11.54148 $  270,043   0.32%    1.00%  to   2.75%    8.42% to   10.14%

                                             AST ADVANCED STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  193,663 $ 9.30664 to  $13.61010 $2,075,520   1.03%    0.55%  to   3.25%   -6.93% to   -0.44%
December 31, 2010  137,362 $ 9.94879 to  $13.85960 $1,496,355   0.91%    0.55%  to   3.25%    8.08% to   12.64%
December 31, 2009   51,794 $ 8.94949 to  $12.42655 $  502,645   2.84%    0.95%  to   2.95%   22.94% to   25.01%
December 31, 2008   27,547 $ 7.19429 to  $ 7.98587 $  214,852   1.96%    0.95%  to   2.65%  -31.62% to  -27.56%
December 31, 2007   27,228 $10.83452 to  $11.53588 $  308,459   0.51%    1.00%  to   2.65%    6.67% to    8.26%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   16,190 $ 9.07073 to  $14.43104 $  173,497   0.00%    0.55%  to   3.25%   -9.08% to   -2.24%
December 31, 2010   13,777 $10.04316 to  $14.96577 $  152,422   0.00%    0.55%  to   3.25%   10.53% to   14.72%
December 31, 2009    6,994 $ 8.97301 to  $13.17447 $   67,092   0.00%    0.95%  to   2.95%   31.06% to   51.93%
December 31, 2008    5,295 $ 6.20861 to  $ 6.64158 $   33,149   0.14%    1.00%  to   2.40%  -41.96% to  -38.73%
December 31, 2007      491 $11.05504 to  $11.23891 $    5,475   0.19%    1.15%  to   2.15%    5.94% to    7.00%

                                                 AST MONEY MARKET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011   24,015 $ 9.26367 to  $10.43487 $  236,147   0.02%    0.55%  to   3.25%   -3.22% to   -0.52%
December 31, 2010   12,763 $ 9.53428 to  $10.55197 $  128,581   0.02%    0.55%  to   3.25%   -2.84% to   -0.43%
December 31, 2009    6,856 $ 9.80318 to  $10.67105 $   71,974   0.24%    0.95%  to   2.95%   -2.34% to   -0.70%
December 31, 2008    6,401 $10.04509 to  $10.76754 $   68,076   2.25%    0.95%  to   2.65%   -0.14% to    1.54%
December 31, 2007    1,486 $10.29973 to  $10.62479 $   15,685   4.76%    1.00%  to   2.65%    2.18% to    3.70%

                                               AST SMALL-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,586 $ 8.71343 to  $17.08879 $   91,234   0.00%    0.55%  to   3.25%  -12.02% to   -1.52%
December 31, 2010    5,749 $11.41543 to  $17.59375 $   70,222   0.21%    0.55%  to   3.25%   25.34% to   35.13%
December 31, 2009    3,575 $ 8.52896 to  $13.14833 $   31,797   0.05%    0.95%  to   2.95%   30.52% to   32.65%
December 31, 2008    3,394 $ 6.42979 to  $ 6.77186 $   22,897   0.00%    0.95%  to   2.40%  -36.52% to  -33.33%
December 31, 2007      216 $10.38230 to  $10.53785 $    2,265   0.00%    1.15%  to   2.05%    4.99% to    5.93%

                                      A66

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                           AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011  139,943 $ 9.99564 to  $13.38718 $1,518,001   1.84%    0.55%  to   3.25%   -0.17% to    2.61%
December 31, 2010  113,266 $10.24378 to  $13.12390 $1,231,961   1.52%    0.55%  to   3.25%    2.38% to    6.70%
December 31, 2009   51,426 $ 9.92546 to  $12.32370 $  540,684   0.63%    0.95%  to   2.95%   -0.60% to   15.43%
December 31, 2008    2,743 $ 9.36846 to  $10.69755 $   28,962   3.78%    0.95%  to   2.40%   -6.45% to   -3.18%
December 31, 2007    1,086 $10.89859 to  $11.07079 $   11,917   3.60%    1.15%  to   2.10%    6.07% to    7.07%

                                             AST INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    4,763 $ 7.04041 to  $12.25942 $   43,196   1.53%    0.55%  to   3.25%  -21.55% to  -13.03%
December 31, 2010    3,757 $ 7.92905 to  $14.29181 $   39,039   0.70%    0.55%  to   3.25%    7.59% to   10.04%
December 31, 2009    1,307 $ 7.38580 to  $13.11671 $   11,673   2.16%    0.95%  to   2.95%   27.44% to   29.64%
December 31, 2008      761 $ 6.22962 to  $ 7.03242 $    5,280   2.62%    1.15%  to   2.40%  -45.32% to  -38.11%
December 31, 2007      709 $12.39325 to  $12.70293 $    8,933   1.47%    1.15%  to   2.65%   14.75% to   16.46%

                                             AST INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2011    7,248 $ 7.04917 to  $12.74401 $   63,232   0.64%    0.55%  to   3.25%  -18.51% to  -13.40%
December 31, 2010    3,921 $ 7.97297 to  $14.92060 $   40,509   0.29%    0.55%  to   3.25%   11.22% to   14.67%
December 31, 2009    1,455 $ 7.20534 to  $13.28533 $   11,795   1.59%    0.95%  to   2.95%   30.13% to   34.02%
December 31, 2008      761 $ 5.96394 to  $ 6.16356 $    4,624   1.46%    1.15%  to   2.40%  -51.40% to  -50.80%
December 31, 2007      550 $12.32194 to  $12.52703 $    6,830   0.67%    1.15%  to   2.15%   16.53% to   17.69%

                                                NVIT DEVELOPING MARKETS FUND
                   -----------------------------------------------------------------------------------------
December 31, 2011    1,066 $12.70790 to  $13.22905 $   13,856   0.27%    1.40%  to   2.00%  -23.92% to  -23.48%
December 31, 2010    1,496 $16.70438 to  $17.28741 $   25,524   0.00%    1.40%  to   2.00%   13.86% to   14.54%
December 31, 2009    1,437 $14.67036 to  $15.09299 $   21,453   1.15%    1.40%  to   2.00%   59.05% to   59.99%
December 31, 2008    1,133 $ 9.22392 to  $ 9.43370 $   10,589   0.72%    1.40%  to   2.00%  -58.69% to  -58.44%
December 31, 2007    1,575 $22.02354 to  $22.70075 $   35,530   0.45%    1.40%  to   2.50%   39.99% to   41.52%

                              AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  624,195 $10.87605 to  $14.56477 $7,606,942   0.43%    0.55%  to   2.65%    8.68% to   11.82%
December 31, 2010   11,978 $10.54049 to  $13.07585 $  153,555   6.62%    0.55%  to   2.65%    5.34% to    9.77%
December 31, 2009   23,600 $10.83253 to  $11.91239 $  277,671   1.31%    0.95%  to   2.30%    8.49% to   10.26%
December 31, 2008   65,795 $10.69598 to  $10.80437 $  706,744   0.00%    0.95%  to   2.05%    6.98% to    8.05%

                          AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   -----------------------------------------------------------------------------------------
December 31, 2011   23,999 $10.31578 to  $11.84188 $  263,297   2.74%    0.55%  to   3.25%    2.59% to    5.44%
December 31, 2010   15,299 $10.29052 to  $11.38650 $  161,902   1.28%    0.55%  to   3.25%    2.93% to    6.78%
December 31, 2009    3,801 $10.05881 to  $10.76877 $   38,962   3.37%    0.95%  to   2.95%    7.10% to   10.58%
December 31, 2008      543 $ 9.12808 to  $ 9.37876 $    5,058   0.13%    0.95%  to   2.40%   -8.80% to   -6.10%
December 31, 2007        3 $ 9.97564 to  $ 9.97564 $       25   0.00%    2.00%  to   2.00%   -0.23% to   -0.23%

                                    AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   14,702 $11.55635 to  $13.80307 $  174,657   0.19%    1.15%  to   3.25%    9.90% to   12.27%
December 31, 2010    1,423 $11.92705 to  $12.31074 $   17,224   0.93%    1.30%  to   2.40%    8.58% to    9.76%
December 31, 2009    2,189 $10.98462 to  $11.21615 $   24,289   0.29%    1.30%  to   2.40%   -8.25% to   -7.26%
December 31, 2008    2,046 $11.97274 to  $12.09377 $   24,606   0.00%    1.30%  to   2.40%   19.75% to   20.95%

                                    AST BOND PORTFOLIO 2019 (AVAILABLE JANUARY 28, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011      809 $13.36844 to  $13.94770 $   11,027   0.95%    1.30%  to   2.40%   13.26% to   14.49%
December 31, 2010    1,229 $11.80330 to  $12.18296 $   14,732   0.74%    1.30%  to   2.40%    8.75% to    9.93%
December 31, 2009    1,467 $10.85345 to  $11.08225 $   16,102   0.28%    1.30%  to   2.40%   -9.86% to   -8.88%
December 31, 2008    1,619 $12.04125 to  $12.16291 $   19,590   0.00%    1.30%  to   2.40%   20.44% to   21.64%

                                 AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011    2,702 $ 8.75182 to  $15.32029 $   28,411   2.36%    0.55%  to   3.25%  -12.17% to   -5.56%
December 31, 2010    2,120 $ 9.43708 to  $16.44739 $   23,406   1.16%    0.55%  to   3.25%   14.58% to   19.07%
December 31, 2009      355 $ 8.03953 to  $13.95016 $    2,911   1.02%    0.95%  to   2.95%   31.93% to   41.49%
December 31, 2008       27 $ 6.09375 to  $ 6.12807 $      164   0.00%    1.15%  to   2.40%  -40.11% to  -39.78%

                         AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   13,670 $ 7.61998 to  $13.89229 $  123,993   0.93%    0.55%  to   3.25%  -23.87% to  -20.71%
December 31, 2010   12,640 $10.78803 to  $17.76396 $  144,882   0.30%    0.55%  to   3.25%   16.24% to   21.12%
December 31, 2009    2,787 $ 9.03476 to  $14.81166 $   25,629   0.28%    0.95%  to   2.95%   46.36% to   64.95%
December 31, 2008       97 $ 5.55599 to  $ 5.58718 $      540   0.00%    1.15%  to   2.40%  -44.99% to  -44.69%

                                      A67

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                       FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  136,049 $ 8.60412 to  $13.39083 $1,361,263   0.02%    0.55%  to   3.25%  -10.47% to   -2.21%
December 31, 2010  114,431 $ 8.98185 to  $13.88351 $1,165,490   3.85%    0.55%  to   3.25%    5.60% to    9.20%
December 31, 2009   26,709 $ 8.36337 to  $12.83927 $  228,762   5.19%    0.95%  to   2.95%   26.66% to   28.84%
December 31, 2008    3,342 $ 6.60055 to  $ 6.67497 $   22,207   4.54%    0.95%  to   2.65%  -34.50% to  -33.77%

                           AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011    8,707 $ 9.17568 to  $15.78149 $   99,213   0.50%    0.55%  to   3.25%   -7.35% to    0.75%
December 31, 2010    6,209 $11.36904 to  $15.88201 $   72,334   0.34%    0.55%  to   3.25%   14.10% to   25.57%
December 31, 2009    1,010 $ 9.43289 to  $12.77276 $    9,809   0.89%    0.95%  to   2.95%   23.87% to   28.33%
December 31, 2008       71 $ 7.61489 to  $ 7.66279 $      545   0.00%    1.00%  to   2.40%  -24.10% to  -23.63%

                             AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  100,743 $ 8.71154 to  $13.26883 $1,031,946   0.29%    0.55%  to   3.25%   -8.49% to   -2.93%
December 31, 2010   78,031 $ 9.16080 to  $13.85815 $  815,840   0.26%    0.55%  to   3.25%    8.82% to   13.27%
December 31, 2009   19,248 $ 8.22388 to  $12.35611 $  162,373   0.37%    0.95%  to   2.95%   22.12% to   25.66%
December 31, 2008    1,750 $ 6.65498 to  $ 6.73005 $   11,717   0.03%    0.95%  to   2.65%  -34.10% to  -33.36%

                            AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011  126,313 $ 9.15103 to  $12.63456 $1,292,495   0.40%    0.55%  to   3.25%   -6.86% to   -2.36%
December 31, 2010   87,541 $ 9.56692 to  $13.11882 $  917,592   0.43%    0.55%  to   3.25%    6.86% to   10.86%
December 31, 2009   22,971 $ 8.77459 to  $11.95029 $  206,515   0.28%    0.95%  to   2.95%   18.25% to   22.23%
December 31, 2008    3,073 $ 7.29981 to  $ 7.38211 $   22,578   0.01%    0.95%  to   2.65%  -27.59% to  -26.77%

                           AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   74,331 $ 9.31537 to  $13.35045 $  778,470   0.34%    0.55%  to   3.25%   -6.67% to   -1.12%
December 31, 2010   53,201 $ 9.70638 to  $13.68833 $  564,005   0.23%    0.55%  to   3.25%    7.84% to   12.75%
December 31, 2009   13,284 $ 8.75409 to  $12.26108 $  118,947   0.26%    0.95%  to   2.95%   21.32% to   25.48%
December 31, 2008    1,149 $ 7.09425 to  $ 7.17421 $    8,203   0.01%    0.95%  to   2.65%  -29.84% to  -29.05%

                          AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   93,246 $ 9.41906 to  $12.68275 $  967,246   0.48%    0.55%  to   3.25%   -5.72% to   -1.05%
December 31, 2010   65,121 $ 9.88878 to  $12.99556 $  686,924   0.37%    0.55%  to   3.25%    6.02% to   10.55%
December 31, 2009   17,717 $ 9.09584 to  $11.87199 $  164,854   0.20%    0.95%  to   2.95%   17.66% to   22.22%
December 31, 2008    2,161 $ 7.56739 to  $ 7.65257 $   16,459   0.01%    0.95%  to   2.65%  -24.99% to  -24.15%

                            AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011   58,251 $ 9.24016 to  $12.74316 $  603,154   0.22%    0.55%  to   3.25%   -5.64% to   -3.01%
December 31, 2010   36,638 $ 9.72512 to  $13.32052 $  391,883   0.27%    0.55%  to   3.25%    7.69% to   12.26%
December 31, 2009    6,536 $ 8.80911 to  $11.98361 $   58,908   0.32%    0.95%  to   2.95%   18.10% to   20.09%
December 31, 2008      746 $ 7.45897 to  $ 7.54313 $    5,599   0.01%    0.95%  to   2.65%  -26.17% to  -25.34%

                                    PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       10 $11.09282 to  $11.88626 $      123   0.00%    0.55%  to   2.00%    3.43% to    4.92%
December 31, 2010        7 $10.64073 to  $11.32891 $       80   0.00%    0.55%  to   2.30%   12.97% to   19.60%
December 31, 2009        2 $ 8.95999 to  $ 9.08577 $       16   0.00%    1.50%  to   2.00%   27.80% to   28.87%
December 31, 2008        1 $ 7.01089 to  $ 7.02706 $       10   0.00%    2.00%  to   2.35%  -31.72% to  -31.56%

                                PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       32 $10.88855 to  $11.83570 $      358   0.90%    0.55%  to   2.30%    4.55% to    6.36%
December 31, 2010       12 $10.41504 to  $11.12815 $      125   0.00%    0.55%  to   2.30%   10.84% to   15.85%
December 31, 2009        8 $ 9.07106 to  $ 9.22877 $       74   1.22%    1.30%  to   2.00%   18.77% to   20.01%
December 31, 2008        7 $ 7.65475 to  $ 7.69024 $       55   3.00%    1.30%  to   2.00%  -24.13% to  -23.78%

                                       PROFUND VP FINANCIALS (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       78 $ 5.39074 to  $ 8.81882 $      429   0.00%    0.55%  to   2.30%  -15.77% to  -14.31%
December 31, 2010      152 $ 6.39982 to  $10.29102 $      987   0.32%    0.55%  to   2.30%    3.05% to    9.29%
December 31, 2009      121 $ 5.90194 to  $ 5.98047 $      722   2.96%    1.50%  to   2.30%   12.42% to   13.31%
December 31, 2008       36 $ 5.26042 to  $ 5.27796 $      192   2.57%    1.50%  to   2.00%  -49.35% to  -49.18%

                                       PROFUND VP HEALTH CARE (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2011       64 $10.49885 to  $10.88771 $      693   0.29%    0.55%  to   2.30%    7.64% to    9.51%
December 31, 2010       87 $ 9.75359 to  $10.01278 $      864   0.23%    0.55%  to   2.30%   -1.37% to    1.52%
December 31, 2009       41 $ 9.70197 to  $ 9.86247 $      401   0.76%    1.30%  to   2.30%   16.81% to   18.02%
December 31, 2008       21 $ 8.29892 to  $ 8.35649 $      172   0.44%    1.30%  to   2.35%  -18.25% to  -17.69%

                                      A68

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                     PROFUND VP INDUSTRIALS (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     19  $ 8.53881 to  $11.23828 $   171    0.35%   0.55%  to   2.35%   -4.04% to   -2.32%
December 31, 2010     24  $ 8.89801 to  $11.41249 $   214    0.20%   1.50%  to   2.35%   14.03% to   21.92%
December 31, 2009     11  $ 7.35928 to  $ 7.46270 $    85    0.53%   1.50%  to   2.35%   21.25% to   22.27%
December 31, 2008      9  $ 6.06953 to  $ 6.10367 $    53    0.00%   1.50%  to   2.35%  -40.29% to  -39.96%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     32  $ 9.94731 to  $11.40463 $   326    0.00%   0.55%  to   2.30%   -5.07% to   -3.43%
December 31, 2010     52  $10.47890 to  $11.80941 $   579    0.00%   0.55%  to   2.30%   18.01% to   26.77%
December 31, 2009     17  $ 8.34760 to  $ 8.48599 $   145    0.00%   1.30%  to   2.30%   35.21% to   36.54%
December 31, 2008      8  $ 6.18606 to  $ 6.21489 $    48    0.00%   1.30%  to   2.00%  -38.58% to  -38.30%

                                    PROFUND VP MID-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     66  $ 9.10660 to  $10.67879 $   665    0.15%   0.55%  to   2.30%   -6.08% to   -4.45%
December 31, 2010     46  $ 9.69632 to  $11.17632 $   456    0.26%   0.55%  to   2.30%   11.96% to   18.91%
December 31, 2009     26  $ 8.23508 to  $ 8.37151 $   215    1.47%   1.30%  to   2.30%   27.93% to   29.19%
December 31, 2008      5  $ 6.44994 to  $ 6.47989 $    32    0.00%   1.30%  to   2.00%  -36.69% to  -36.40%

                                     PROFUND VP REAL ESTATE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     43  $ 8.57465 to  $12.12925 $   386    0.00%   0.55%  to   2.30%    2.40% to    4.17%
December 31, 2010     83  $ 8.37375 to  $11.60561 $   707    3.90%   0.95%  to   2.30%   15.86% to   22.85%
December 31, 2009     67  $ 6.86993 to  $ 6.96107 $   467    4.03%   1.50%  to   2.30%   25.02% to   26.01%
December 31, 2008     11  $ 5.50600 to  $ 5.52429 $    63    0.00%   1.50%  to   2.00%  -46.33% to  -46.15%

                                  PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     37  $10.17680 to  $15.05725 $   403    0.00%   0.55%  to   2.90%   -1.57% to    0.72%
December 31, 2010     51  $10.27873 to  $15.29722 $   550    0.00%   0.55%  to   2.90%   17.66% to   24.11%
December 31, 2009     20  $ 8.36346 to  $ 8.50207 $   171    0.00%   1.30%  to   2.30%   23.27% to   24.55%
December 31, 2008      6  $ 6.79469 to  $ 6.82623 $    42    0.00%   1.30%  to   2.00%  -32.82% to  -32.50%

                                   PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     39  $ 9.41484 to  $10.62040 $   404    0.00%   0.55%  to   2.30%   -6.26% to   -4.63%
December 31, 2010     25  $10.04307 to  $11.09991 $   259    0.07%   0.95%  to   2.30%   11.22% to   20.54%
December 31, 2009     22  $ 8.41420 to  $ 8.55355 $   187    0.48%   1.30%  to   2.30%   17.69% to   18.86%
December 31, 2008      2  $ 7.18696 to  $ 7.19653 $    15    0.00%   1.30%  to   1.50%  -29.74% to  -29.64%

                                 PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     15  $ 8.53611 to  $12.42479 $   133    3.63%   0.55%  to   2.35%   -0.47% to    1.31%
December 31, 2010     25  $ 8.57621 to  $12.26438 $   246    2.48%   0.55%  to   2.35%   13.03% to   22.07%
December 31, 2009     16  $ 7.58749 to  $ 7.69379 $   121   10.90%   1.50%  to   2.35%    4.86% to    5.73%
December 31, 2008      6  $ 7.23615 to  $ 7.27660 $    40    0.00%   1.50%  to   2.35%  -29.60% to  -29.20%

                                      PROFUND VP UTILITIES (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     55  $ 9.25352 to  $12.69674 $   589    1.69%   0.55%  to   2.30%   14.87% to   16.86%
December 31, 2010     36  $ 8.05537 to  $10.86454 $   295    2.48%   0.55%  to   2.30%    3.57% to    8.26%
December 31, 2009     38  $ 7.77777 to  $ 7.88054 $   297    5.44%   1.50%  to   2.30%    8.25% to    9.10%
December 31, 2008      5  $ 7.19947 to  $ 7.22327 $    39    0.93%   1.50%  to   2.00%  -28.71% to  -28.47%

                                  PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     69  $ 9.46136 to  $11.32042 $   691    0.00%   0.55%  to   2.30%    0.82% to    2.56%
December 31, 2010     71  $ 9.38481 to  $11.03756 $   677    0.06%   0.55%  to   2.30%   10.49% to   11.73%
December 31, 2009     67  $ 8.48227 to  $ 8.59420 $   574    0.00%   1.50%  to   2.30%   26.82% to   27.82%
December 31, 2008      1  $ 6.70176 to  $ 6.72390 $     8    0.00%   1.50%  to   2.00%  -33.72% to  -33.50%

                                   PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 1, 2008)
                   -------------------------------------------------------------------------------------
December 31, 2011     97  $ 7.76766 to  $10.56792 $   851    0.69%   0.55%  to   2.30%   -3.49% to   -1.82%
December 31, 2010     89  $ 8.04896 to  $10.76394 $   733    0.89%   0.55%  to   2.30%    7.47% to   11.78%
December 31, 2009     45  $ 7.29354 to  $ 7.45124 $   330    3.70%   1.00%  to   2.30%   16.78% to   18.28%
December 31, 2008      2  $ 6.25789 to  $ 6.28698 $    15    2.52%   1.30%  to   2.00%  -38.90% to  -38.61%

                          AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011  3,425  $ 8.50545 to  $10.83000 $33,837    0.33%   0.55%  to   3.25%  -14.75% to   -6.39%
December 31, 2010  2,319  $10.44965 to  $11.61473 $24,809    0.02%   0.55%  to   3.25%    4.81% to   12.65%
December 31, 2009     47  $10.29149 to  $10.30741 $   487    0.00%   1.15%  to   2.35%    1.45% to    1.59%

                                      A69

                               AT YEAR ENDED                                    FOR YEAR ENDED
                   --------------------------------------        -----------------------------------------------
                                                          NET    INVESTMENT
                   UNITS              UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)         LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------       ----------------------  -------- ---------- -----------------  ------------------
                          AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011   3,024       $ 9.23751 to  $11.32571 $ 32,384   0.00%    0.55%  to   3.25%   -7.55% to    0.11%
December 31, 2010   1,478       $10.66273 to  $11.35800 $ 16,039   0.00%    0.95%  to   3.25%    6.95% to   10.27%
December 31, 2009      24       $10.27380 to  $10.30032 $    249   0.00%    0.95%  to   2.95%    1.89% to    2.14%

                   CREDIT SUISSE TRUST INTERNATIONAL EQUITY FLEX III PORTFOLIO (AVAILABLE DECEMBER 14, 2009)
                                               (EXPIRED OCTOBER 21, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011       0       $       0 to  $       0 $      0   2.91%    1.35%  to   1.65%  -16.68% to  -16.48%
December 31, 2010     891       $11.14481 to  $11.17971 $  9,951   0.10%    1.35%  to   1.65%   10.41% to   10.74%
December 31, 2009     962       $10.09396 to  $10.09567 $  9,709   0.00%    1.35%  to   1.65%    0.27% to    0.28%

                                   AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011     314       $11.06416 to  $12.41953 $  3,603   1.15%    1.30%  to   2.95%   15.28% to   17.15%
December 31, 2010   1,771       $ 9.54633 to  $10.66744 $ 17,133   0.00%    1.30%  to   3.25%    5.41% to   10.41%
December 31, 2009     114       $ 8.74021 to  $ 8.83518 $    996   0.00%    1.30%  to   2.40%  -12.60% to  -11.65%

                                   AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011  15,087       $11.28966 to  $11.73508 $173,608   0.08%    1.15%  to   3.25%    7.80% to   10.13%
December 31, 2010     450       $10.47326 to  $10.59081 $  4,746   0.00%    1.90%  to   3.25%    4.76% to    5.92%

                                   AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011  18,356       $12.39610 to  $13.14210 $232,734   0.06%    1.15%  to   3.25%   16.40% to   18.92%
December 31, 2010   2,261       $10.64953 to  $11.06626 $ 24,883   0.00%    1.30%  to   3.25%    6.42% to   10.66%

                   WELLS FARGO ADVANTAGE VT CORE EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                                                (EXPIRED AUGUST 26, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011       0       $       0 to  $       0 $      0   0.91%    1.40%  to   1.85%  -11.83% to  -11.58%
December 31, 2010     148       $14.13115 to  $14.58096 $  2,102   0.00%    1.40%  to   1.85%   22.45% to   22.70%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011      52       $12.21604 to  $12.66075 $    649   0.64%    1.40%  to   1.85%  -14.37% to  -13.99%
December 31, 2010      68       $14.26638 to  $14.72045 $    984   0.00%    1.40%  to   1.85%   20.82% to   21.07%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011     683       $ 1.30203 to  $ 1.87829 $  1,249   0.00%    1.40%  to   1.85%   -7.08% to   -6.66%
December 31, 2010     961       $ 1.39498 to  $ 2.01236 $  1,889   0.00%    1.40%  to   1.85%   26.02% to   26.28%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011      47       $11.49507 to  $11.56958 $    545   0.00%    1.40%  to   1.85%   -6.08% to   -5.66%
December 31, 2010      66       $12.23884 to  $12.26392 $    804   0.00%    1.40%  to   1.85%   27.58% to   27.84%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2011     131       $10.76329 to  $10.83306 $  1,409   0.86%    1.40%  to   1.85%   -8.74% to   -8.34%
December 31, 2010     183       $11.79431 to  $11.81846 $  2,156   0.00%    1.40%  to   1.85%   21.79% to   22.03%

                                   AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011   7,051       $11.84372 to  $12.09978 $ 84,496   0.00%    1.15%  to   3.25%   18.44% to   21.00%

                               AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE MAY 2, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011   9,116       $ 8.87815 to  $ 8.96673 $ 81,124   0.00%    0.55%  to   2.05%  -11.20% to  -10.33%

                          AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011  89,096       $ 9.06646 to  $ 9.23573 $816,029   0.00%    0.55%  to   3.25%   -9.31% to   -7.64%

                      WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011     125       $10.69886 to  $10.71531 $  1,341   0.00%    1.40%  to   1.85%    4.66% to    4.81%

                             AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011   1,096       $10.05117 to  $10.08473 $ 11,039   0.00%    0.85%  to   2.75%    0.33% to    0.65%

                          AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011     428       $10.05125 to  $10.08481 $  4,306   0.00%    0.85%  to   2.75%    0.24% to    0.55%

                                      A70

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2011 or from the effective date of the subaccount through the end of the reporting period.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

    ASSET-BASED
    CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
    ------------ -----------------------------------------------------------
       0.55%     Premier Retirement Advisor - No Optional Benefits
       0.85%     Premier Retirement Variable Annuity - No Optional Benefits
       0.95%     Premier Bb Series - No Optional Benefits
                 Premier Retirement Advisor - With HAV
       1.15%     Premier B Series - No Optional Benefits
                 Premier Retirement Advisor - With HD GRO II OR GRO Plus II
       1.30%     Premier Bb Series - with HD GRO
                 Premier Retirement B - No Optional Benefits
       1.35%     Discovery Choice Basic - No Optional Benefits
                 Premier Retirement Advisor - With Combo 5% and HAV

                                      A71

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------
   1.40%     No Optional Benefits
             Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
             Discovery Preferred Variable Annuity (0.15% Admin and 1.25% M&E)
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
   1.45%     Premier Bb Series 5% Roll Up and HAV or HDV
   1.50%     No Optional Benefits
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
             Premier Bb Series with LT5 or HD5
             Premier Bb Series - with HD GRO
             Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     No Optional Benefit
             Discovery Choice Enhanced
             Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
             Premier B Series with HDV
             Premier B Series with Roll-up & HAV
   1.70%     GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Premier Bb Series with SLT5
             Premier Retirement B - With HAV
             Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier B Series with HD GRO
             Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement C - No Optional Benefits

                                      A72

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------------------------------
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and
              Step Up
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   1.85%     GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with HD GRO
             Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             With HDV
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HD GRO
             Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement B - With HD GRO II OR GRO Plus II
   1.95%     Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
   2.00%     Strategic Partners Enhanced FlexElite GMDB with-Greater of Roll Up or Step Up
             With HDV
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
             Premier L Series with HDV
             Premier L Series with Roll-up & HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.05%     Premier X Series with HDV
             Premier X Series with Roll-up & HAV
             Premier Bb Series with LT5
             Premier Bb Series with LT5 and HDV
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier L Series with HD GRO
             Premier Retirement B - With Combo 5% and HAV
             Premier Retirement L - With HAV
   2.15%     With SLT5
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier X Series with LT5 or HD5
             Premier X Series with HD GRO
             Premier Retirement C - With HAV

                                      A73

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------------------
   2.20%     Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
             Premier L Series
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier B Series with LT5
             Premier B Series with LT5 and HDV
             Premier B Series with LT5 or HD5 and Roll-up & HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
             Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
             Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
              Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5%
              Roll Up
             Strategic Partners Enhanced FlexElite with SLT5
             Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.45%     X - With HD GRO II OR GRO Plus II
   2.50%     Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5%
              Roll Up
             With LT5 or HD5 and with HDV
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement L - With Combo 5% and HAV

                                      A74

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------------
   2.55%     Premier Retirement C - With Combo 5% and HAV
   2.60%     Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             With LT5 or HD5 and with HDV
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with LT5
             Premier L Series with LT5 and HDV
             Premier L Series with LT5 or HD5 and Roll-up & HAV
             Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
   2.65%     Premier X Series with LT5
             Premier X Series with LT5 and HDV
             Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Premier X Series with LT5 or HD5 and Roll-up & HAV
             Premier Retirement X - With Combo 5% and HAV
   2.70%     Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
             Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Strategic Partners Enhanced FlexElite with SLT5 with HDV
             Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II
   2.90%     Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.95%     Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   3.10%     Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
   3.15%     Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II
   3.25%     Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product and may vary by State).

                                      A75

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A76

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 12, 2012

                                      A77

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                            SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                                                                              PRUDENTIAL   PRUDENTIAL
                                              PRUDENTIAL      PRUDENTIAL                       FLEXIBLE   CONSERVATIVE
                                             MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY  MANAGED      BALANCED
                                              PORTFOLIO       PORTFOLIO         PORTFOLIO     PORTFOLIO    PORTFOLIO
                                             ------------  ---------------- ----------------- ----------- ------------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ------------    ------------     ------------    ----------- -----------
  Net Assets................................ $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ============    ============     ============    =========== ===========

NET ASSETS, representing:
  Accumulation units........................ $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ------------    ------------     ------------    ----------- -----------
                                             $177,543,306    $229,314,392     $184,957,576    $13,486,934 $19,598,026
                                             ============    ============     ============    =========== ===========

  Units outstanding.........................  149,308,419      93,666,356       90,862,124      6,313,280   9,348,598
                                             ============    ============     ============    =========== ===========

  Portfolio shares held.....................   17,754,331      19,302,558        6,898,828        758,972   1,102,871
  Portfolio net asset value per share....... $      10.00    $      11.88     $      26.81    $     17.77 $     17.77
  Investment in portfolio shares, at cost... $177,543,306    $214,542,507     $184,321,670    $12,903,048 $16,903,373

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                            SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                                                                              PRUDENTIAL   PRUDENTIAL
                                              PRUDENTIAL      PRUDENTIAL                       FLEXIBLE   CONSERVATIVE
                                             MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY  MANAGED      BALANCED
                                              PORTFOLIO       PORTFOLIO         PORTFOLIO     PORTFOLIO    PORTFOLIO
                                             ------------  ---------------- ----------------- ----------- ------------
INVESTMENT INCOME
  Dividend income........................... $     23,969    $ 10,201,169     $  1,149,014    $   265,369 $   423,605
                                             ------------    ------------     ------------    ----------- -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................    2,786,898       3,245,966        2,784,455        192,523     282,815
  Reimbursement for excess expenses.........            0               0                0              0           0
                                             ------------    ------------     ------------    ----------- -----------

NET EXPENSES................................    2,786,898       3,245,966        2,784,455        192,523     282,815
                                             ------------    ------------     ------------    ----------- -----------

NET INVESTMENT INCOME (LOSS)................   (2,762,929)      6,955,202       (1,635,442)        72,847     140,789
                                             ------------    ------------     ------------    ----------- -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0      10,125,578                0              0           0
  Realized gain (loss) on shares
   redeemed.................................            0       1,751,422         (450,871)        21,651     323,377
  Net change in unrealized gain (loss) on
   investments..............................            0       1,506,248       24,037,300      1,448,626   1,415,793
                                             ------------    ------------     ------------    ----------- -----------

NET GAIN (LOSS) ON INVESTMENTS..............            0      13,383,248       23,586,429      1,470,277   1,739,171
                                             ------------    ------------     ------------    ----------- -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $ (2,762,929)   $ 20,338,450     $ 21,950,987    $ 1,543,123 $ 1,879,960
                                             ============    ============     ============    =========== ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A1

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,498,901     $21,529,410
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,498,901     $21,529,410
============     ============   ===========    ============     ===========    ============    ===========     ===========

$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,503,901     $21,529,410
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$276,926,980     $215,814,395   $ 8,074,578    $276,210,154     $59,621,816    $264,877,751    $53,503,901     $21,529,410
============     ============   ===========    ============     ===========    ============    ===========     ===========

 133,539,907       53,646,031     1,128,485     148,556,457      34,277,423     136,588,442     16,924,329      14,598,599
============     ============   ===========    ============     ===========    ============    ===========     ===========

  15,325,234       41,029,353       238,681       7,747,830       3,046,593       9,817,559      2,882,484       1,548,878
$      18.07     $       5.26   $     33.83    $      35.65     $     19.57    $      26.98    $     18.56     $     13.90
$288,198,149     $217,370,395   $ 8,214,289    $247,620,879     $58,363,062    $220,265,472    $46,704,256     $20,131,654


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------

$  2,775,154     $ 15,190,570   $    41,976    $  4,841,618     $   971,979    $    437,635    $   329,540     $   261,196
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

   4,316,767        3,318,022       125,930       4,230,560         896,746       4,063,992        755,563         298,324
           0                0             0               0               0               0              0               0
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

   4,316,767        3,318,022       125,930       4,230,560         896,746       4,063,992        755,563         298,324
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  (1,541,614)      11,872,548       (83,954)        611,058          75,234      (3,626,356)      (426,023)        (37,128)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

           0                0       722,713         856,145               0               0      2,745,086               0

  (4,043,300)           1,052        96,612       3,585,959        (305,871)      7,556,683        799,734           6,086

  40,060,312       14,429,761    (1,055,659)     32,077,092       9,095,692      33,680,382      4,159,755       3,323,946
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  36,017,012       14,430,812      (236,334)     36,519,196       8,789,821      41,237,065      7,704,576       3,330,032
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

$ 34,475,398     $ 26,303,361   $  (320,287)   $ 37,130,254     $ 8,865,055    $ 37,610,709    $ 7,278,553     $ 3,292,904
============     ============   ===========    ============     ===========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A2

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                                                                JANUS ASPEN
                                                                                JANUS ASPEN      OVERSEAS
                                             T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                             EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                               PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                             ------------- ----------------- ----------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              -----------     -----------       -----------     -----------    -----------
  Net Assets................................  $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              ===========     ===========       ===========     ===========    ===========

NET ASSETS, representing:
  Accumulation units........................  $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              -----------     -----------       -----------     -----------    -----------
                                              $67,181,900     $85,179,978       $55,619,843     $95,789,817    $17,640,076
                                              ===========     ===========       ===========     ===========    ===========

  Units outstanding.........................   28,066,857      43,197,523        31,862,550      28,534,247      9,422,324
                                              ===========     ===========       ===========     ===========    ===========

  Portfolio shares held.....................    3,016,700       2,826,144         2,102,830       2,523,441        807,326
  Portfolio net asset value per share.......  $     22.27     $     30.14       $     26.45     $     37.96    $     21.85
  Investment in portfolio shares, at cost...  $58,841,956     $68,665,968       $54,581,204     $80,172,782    $13,934,407

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                                                                JANUS ASPEN
                                                                                JANUS ASPEN      OVERSEAS
                                             T. ROWE PRICE                   JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                             EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                               PORTFOLIO      EQUITY FUND         SHARES          SHARES          CLASS
                                             ------------- ----------------- ----------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income...........................  $ 1,435,844     $   837,661       $   309,142     $   669,249    $   140,752
                                              -----------     -----------       -----------     -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      938,452       1,226,275           787,021       1,354,634        246,764
  Reimbursement for excess expenses.........            0               0                 0               0              0
                                              -----------     -----------       -----------     -----------    -----------

NET EXPENSES................................      938,452       1,226,275           787,021       1,354,634        246,764
                                              -----------     -----------       -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)................      497,392        (388,615)         (477,879)       (685,385)      (106,012)
                                              -----------     -----------       -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0               0           952,992      10,208,322              0
  Realized gain (loss) on shares
   redeemed.................................      767,223       2,083,135          (125,204)      2,554,356        528,217
  Net change in unrealized gain (loss) on
   investments..............................    8,390,902       8,487,449         8,371,136        (984,268)     2,135,192
                                              -----------     -----------       -----------     -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS..............    9,158,125      10,570,584         9,198,924      11,778,410      2,663,409
                                              -----------     -----------       -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $ 9,655,517     $10,181,969       $ 8,721,045     $11,093,025    $ 2,557,397
                                              ===========     ===========       ===========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A3

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                               ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                  VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO       CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- ----------- ----------------- --------------- -----------------
  $52,205,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------
  $52,205,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

  $52,200,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------
  $52,200,539    $24,485,286     $25,078,915      $46,982,908   $26,877,517    $5,274,054      $100,418,221      $10,868,128
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

   27,447,081     10,985,367      13,253,331       25,911,417    23,262,060     7,752,620        52,822,318        9,525,693
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

    1,810,806      3,755,412       1,191,964        2,949,335     2,459,059       173,603         7,329,797          415,925
  $     28.83    $      6.52     $     21.04      $     15.93   $     10.93    $    30.38      $      13.70      $     26.13
  $41,693,760    $24,590,328     $25,706,370      $37,555,012   $26,467,005    $4,469,497      $ 87,769,507      $ 8,409,119


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                               FTVIP FRANKLIN
                                SMALL-MID CAP                               ALLIANCEBERNSTEIN
 MFS(R) GROWTH     AMERICAN        GROWTH         PRUDENTIAL                  VPS LARGE CAP    PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL  CENTURY VP  SECURITIES FUND - JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        VALUE FUND       CLASS 2      FOCUS PORTFOLIO  PORTFOLIO       CLASS B         PORTFOLIO     SERVICE SHARES
---------------- -----------  ----------------- --------------- ----------- ----------------- --------------- -----------------

  $         0    $   474,000     $         0      $         0   $   441,187    $    1,646      $    466,567      $    48,733
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

      741,216        347,272         365,809          688,370       394,668        75,359         1,651,853          185,458
            0              0               0                0             0             0                 0                0
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

      741,216        347,272         365,809          688,370       394,668        75,359         1,651,853          185,458
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

     (741,216)       126,728        (365,809)        (688,370)       46,519       (73,713)       (1,185,286)        (136,725)
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

            0              0       1,860,334        1,728,644     1,617,612             0                 0          192,952
    1,200,185       (194,655)        (34,897)       1,526,303       252,071       128,319         1,336,669          475,134
    7,264,166      3,099,988         903,010        1,869,147     1,176,954       605,382        13,588,234        1,181,907
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

    8,464,351      2,905,333       2,728,447        5,124,093     3,046,636       733,701        14,924,902        1,849,993
  -----------    -----------     -----------      -----------   -----------    ----------      ------------      -----------

  $ 7,723,136    $ 3,032,061     $ 2,362,638      $ 4,435,723   $ 3,093,156    $  659,988      $ 13,739,617      $ 1,713,268
  ===========    ===========     ===========      ===========   ===========    ==========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A4

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                              PRUDENTIAL SP                                          AST
                                             PRUDENTIAL U.S.   PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    AST AMERICAN
                                                 EMERGING      INTERNATIONAL    INTERNATIONAL     LARGE-CAP    CENTURY INCOME &
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
                                             ---------------- ---------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $124,761,094     $42,781,603      $39,627,680    $146,463,112     $        (0)
                                               ------------     -----------      -----------    ------------     -----------
  Net Assets................................   $124,761,094     $42,781,603      $39,627,680    $146,463,112     $        (0)
                                               ============     ===========      ===========    ============     ===========

NET ASSETS, representing:
  Accumulation units........................   $124,761,094     $42,781,603      $39,627,680    $146,463,112     $        (0)
                                               ------------     -----------      -----------    ------------     -----------
                                               $124,761,094     $42,781,603      $39,627,680    $146,463,112     $        (0)
                                               ============     ===========      ===========    ============     ===========

  Units outstanding.........................     59,367,402      30,107,489       25,837,223      13,354,606               0
                                               ============     ===========      ===========    ============     ===========

  Portfolio shares held.....................     14,799,655       8,072,000        5,986,054       8,312,322               0
  Portfolio net asset value per share.......   $       8.43     $      5.30      $      6.62    $      17.62     $         0
  Investment in portfolio shares, at cost...   $104,705,156     $49,905,382      $47,949,437    $131,035,903     $        (0)

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                              PRUDENTIAL SP                                          AST
                                             PRUDENTIAL U.S.   PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    AST AMERICAN
                                                 EMERGING      INTERNATIONAL    INTERNATIONAL     LARGE-CAP    CENTURY INCOME &
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
                                             ---------------- ---------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income...........................   $    531,206     $   274,433      $ 1,057,699    $  1,272,089     $         0
                                               ------------     -----------      -----------    ------------     -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      2,095,646         691,373          652,062       1,842,508         608,699
  Reimbursement for excess expenses.........              0               0                0               0               0
                                               ------------     -----------      -----------    ------------     -----------

NET EXPENSES................................      2,095,646         691,373          652,062       1,842,508         608,699
                                               ------------     -----------      -----------    ------------     -----------

NET INVESTMENT INCOME (LOSS)................     (1,564,440)       (416,940)         405,637        (570,419)       (608,699)
                                               ------------     -----------      -----------    ------------     -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......      9,152,392               0                0               0               0
  Realized gain (loss) on shares
   redeemed.................................      4,243,995      (2,365,372)      (2,445,150)      1,638,560      10,670,940
  Net change in unrealized gain (loss) on
   investments..............................      6,602,451      10,740,720        7,610,922      16,754,686      (3,042,526)
                                               ------------     -----------      -----------    ------------     -----------

NET GAIN (LOSS) ON INVESTMENTS..............     19,998,838       8,375,348        5,165,772      18,393,246       7,628,414
                                               ------------     -----------      -----------    ------------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 18,434,398     $ 7,958,408      $ 5,571,409    $ 17,822,827     $ 7,019,715
                                               ============     ===========      ===========    ============     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A5

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
 AST SCHRODERS                  AST J.P. MORGAN
  MULTI-ASSET      AST COHEN &     STRATEGIC                                    AST FEDERATED
WORLD STRATEGIES  STEERS REALTY  OPPORTUNITIES   AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP
   PORTFOLIO        PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
----------------  ------------- --------------- --------------- -------------- ---------------- --------------- ---------------
 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------
 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------
 $2,231,745,385   $173,091,971  $1,364,557,865   $115,121,599    $211,915,636    $116,289,649     $73,923,988     $73,640,641
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

    199,001,809     12,446,035     118,656,687     10,222,825      17,068,933       9,818,251       5,850,124       6,003,052
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

    161,486,641     23,582,012      97,121,556     12,079,916      27,665,227      12,075,768       5,508,494       4,935,700
 $        13.82   $       7.34  $        14.05   $       9.53    $       7.66    $       9.63     $     13.42     $     14.92
 $2,110,373,728   $159,641,115  $1,261,763,292   $107,836,963    $202,238,106    $109,470,096     $66,241,032     $65,316,420


                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
 AST SCHRODERS                  AST J.P. MORGAN
  MULTI-ASSET      AST COHEN &     STRATEGIC                                    AST FEDERATED
WORLD STRATEGIES  STEERS REALTY  OPPORTUNITIES   AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP
   PORTFOLIO        PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
----------------  ------------- --------------- --------------- -------------- ---------------- --------------- ---------------

 $   37,649,487   $  1,812,938  $   15,992,931   $    986,058    $  9,439,955    $          0     $   268,628     $   263,434
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

     33,027,311      2,402,334      19,003,674      1,559,096       2,716,579       1,627,921       1,061,978       1,089,975
              0              0               0              0               0               0               0               0
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

     33,027,311      2,402,334      19,003,674      1,559,096       2,716,579       1,627,921       1,061,978       1,089,975
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

      4,622,176       (589,396)     (3,010,743)      (573,038)      6,723,376      (1,627,921)       (793,350)       (826,541)
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

              0              0               0              0               0               0         238,963               0
      9,326,359      2,735,354       8,666,923         97,410       1,554,007       1,721,094       1,209,385       1,187,975
    135,323,195     11,625,507      79,861,286      8,663,040       9,279,155      10,774,462       7,019,423       7,590,191
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

    144,649,554     14,360,861      88,528,209      8,760,450      10,833,161      12,495,556       8,467,771       8,778,167
 --------------   ------------  --------------   ------------    ------------    ------------     -----------     -----------

 $  149,271,729   $ 13,771,464  $   85,517,466   $  8,187,412    $ 17,556,537    $ 10,867,636     $ 7,674,421     $ 7,951,626
 ==============   ============  ==============   ============    ============    ============     ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A6

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                               AST GOLDMAN
                                                  SACHS         AST GOLDMAN                    AST LORD ABBETT   AST MARSICO
                                               CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP     CORE FIXED    CAPITAL GROWTH
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO   PORTFOLIO
                                             ---------------- ---------------- --------------- ---------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ------------     ------------    ------------     ------------    ------------
  Net Assets................................   $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ============     ============    ============     ============    ============

NET ASSETS, representing:
  Accumulation units........................   $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ------------     ------------    ------------     ------------    ------------
                                               $114,811,737     $182,448,265    $236,677,868     $513,536,147    $195,765,101
                                               ============     ============    ============     ============    ============

  Units outstanding.........................      9,485,632       13,956,345      22,984,462       43,059,995      16,938,867
                                               ============     ============    ============     ============    ============

  Portfolio shares held.....................      3,663,425       34,752,050      16,667,455       44,655,317       9,165,033
  Portfolio net asset value per share.......   $      31.34     $       5.25    $      14.20     $      11.50    $      21.36
  Investment in portfolio shares, at cost...   $102,758,679     $176,311,333    $228,024,951     $502,053,341    $183,226,153

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                               AST GOLDMAN
                                                  SACHS         AST GOLDMAN                    AST LORD ABBETT   AST MARSICO
                                               CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP     CORE FIXED    CAPITAL GROWTH
                                             GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO   PORTFOLIO
                                             ---------------- ---------------- --------------- ---------------- --------------
INVESTMENT INCOME
  Dividend income...........................   $    205,931     $          0    $  5,456,975     $  4,451,670    $    649,069
                                               ------------     ------------    ------------     ------------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      1,545,741        2,577,001       2,138,949        5,912,598       2,726,324
  Reimbursement for excess expenses.........              0                0               0                0               0
                                               ------------     ------------    ------------     ------------    ------------

NET EXPENSES................................      1,545,741        2,577,001       2,138,949        5,912,598       2,726,324
                                               ------------     ------------    ------------     ------------    ------------

NET INVESTMENT INCOME (LOSS)................     (1,339,811)      (2,577,001)      3,318,026       (1,460,928)     (2,077,255)
                                               ------------     ------------    ------------     ------------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......              0       15,280,871               0       10,589,180               0
  Realized gain (loss) on shares
   redeemed.................................      2,905,946        2,013,782        (909,662)       2,648,826       3,364,048
  Net change in unrealized gain (loss) on
   investments..............................     10,352,150        4,227,579      19,816,265        4,134,588      11,097,099
                                               ------------     ------------    ------------     ------------    ------------

NET GAIN (LOSS) ON INVESTMENTS..............     13,258,096       21,522,232      18,906,603       17,372,594      14,461,147
                                               ------------     ------------    ------------     ------------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 11,918,286     $ 18,945,230    $ 22,224,629     $ 15,911,666    $ 12,383,892
                                               ============     ============    ============     ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A7

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                AST NEUBERGER                       AST                          AST              AST
    AST         AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US    T. ROWE PRICE    T. ROWE PRICE
 MFS GROWTH     BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA NATURAL RESOURCES ASSET ALLOCATION
 PORTFOLIO     GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------    ---------------- ------------- ---------------- ------------- ------------ ----------------- ----------------
$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------
$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
===========      ============   ============    ============   ============  ===========    ============     ==============

$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------
$74,107,407      $192,773,589   $142,066,640    $218,836,656   $206,693,201  $67,691,889    $313,814,565     $5,131,917,076
===========      ============   ============    ============   ============  ===========    ============     ==============

  6,309,389        15,458,233     11,617,746      20,118,049     19,042,134    5,426,681      30,858,079        427,079,323
===========      ============   ============    ============   ============  ===========    ============     ==============

  6,634,504         7,897,320      8,381,513      20,683,994     21,757,179    4,977,345      15,929,673        269,109,443
$     11.17      $      24.41   $      16.95    $      10.58   $       9.50  $     13.60    $      19.70     $        19.07
$67,734,819      $178,743,631   $127,326,050    $218,780,004   $189,736,148  $61,906,171    $322,090,929     $4,720,137,286


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                AST NEUBERGER                       AST                          AST              AST
    AST         AST NEUBERGER    BERMAN/LSV      AST PIMCO     T. ROWE PRICE  AST QMA US    T. ROWE PRICE    T. ROWE PRICE
 MFS GROWTH     BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA NATURAL RESOURCES ASSET ALLOCATION
 PORTFOLIO     GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------    ---------------- ------------- ---------------- ------------- ------------ ----------------- ----------------

$         0      $          0   $  1,153,629    $  2,366,033   $    248,807  $   362,661    $  1,170,832     $   46,995,511
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

    896,568         2,509,306      2,080,614       3,362,560      1,894,703      854,572       4,900,175         64,708,052
          0                 0              0               0              0            0               0                  0
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

    896,568         2,509,306      2,080,614       3,362,560      1,894,703      854,572       4,900,175         64,708,052
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

   (896,568)       (2,509,306)      (926,985)       (996,527)    (1,645,896)    (491,910)     (3,729,343)       (17,712,542)
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

          0                 0              0       5,802,893              0            0               0         29,797,616

  1,714,991         3,329,132      2,292,364          12,510      1,249,475    1,271,664     (10,768,110)        32,392,553

  5,500,044        10,508,566     13,563,227         766,456     16,518,203    5,136,374      14,469,280        321,836,198
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

  7,215,036        13,837,698     15,855,591       6,581,859     17,767,678    6,408,037       3,701,170        384,026,366
-----------      ------------   ------------    ------------   ------------  -----------    ------------     --------------

$ 6,318,467      $ 11,328,392   $ 14,928,605    $  5,585,332   $ 16,121,782  $ 5,916,127    $    (28,174)    $  366,313,824
===========      ============   ============    ============   ============  ===========    ============     ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A8

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                                                  AST
                                                                                    AST       WELLINGTON    AST CAPITAL
                                                                AST JPMORGAN   T. ROWE PRICE  MANAGEMENT    GROWTH ASSET
                                              AST MFS GLOBAL   INTERNATIONAL    GLOBAL BOND  HEDGED EQUITY   ALLOCATION
                                             EQUITY PORTFOLIO EQUITY PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ---------------- ---------------- ------------- ------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ------------     ------------   ------------  ------------  --------------
  Net Assets................................   $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ============     ============   ============  ============  ==============

NET ASSETS, representing:
  Accumulation units........................   $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ------------     ------------   ------------  ------------  --------------
                                               $188,578,884     $159,507,068   $196,194,443  $604,520,999  $4,452,562,863
                                               ============     ============   ============  ============  ==============

  Units outstanding.........................     15,071,995       14,336,993     17,787,754    62,039,064     393,993,551
                                               ============     ============   ============  ============  ==============

  Portfolio shares held.....................     15,887,016        7,185,003     17,533,015    60,755,879     389,891,669
  Portfolio net asset value per share.......   $      11.87     $      22.20   $      11.19  $       9.95  $        11.42
  Investment in portfolio shares, at cost...   $166,436,693     $142,364,717   $195,170,551  $566,681,907  $4,091,128,365

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                                                  AST
                                                                                    AST       WELLINGTON    AST CAPITAL
                                                                AST JPMORGAN   T. ROWE PRICE  MANAGEMENT    GROWTH ASSET
                                              AST MFS GLOBAL   INTERNATIONAL    GLOBAL BOND  HEDGED EQUITY   ALLOCATION
                                             EQUITY PORTFOLIO EQUITY PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ---------------- ---------------- ------------- ------------- --------------
INVESTMENT INCOME
  Dividend income...........................   $  1,438,396     $  2,214,646   $  3,823,549  $  1,174,688  $   30,694,511
                                               ------------     ------------   ------------  ------------  --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      2,311,391        2,190,216      2,520,993     7,680,015      68,211,221
  Reimbursement for excess expenses.........              0                0              0             0               0
                                               ------------     ------------   ------------  ------------  --------------

NET EXPENSES................................      2,311,391        2,190,216      2,520,993     7,680,015      68,211,221
                                               ------------     ------------   ------------  ------------  --------------

NET INVESTMENT INCOME (LOSS)................       (872,995)          24,429      1,302,556    (6,505,326)    (37,516,710)
                                               ------------     ------------   ------------  ------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......              0                0      2,660,446             0               0
  Realized gain (loss) on shares
   redeemed.................................      2,229,602          (12,503)        63,533     2,933,534      60,264,387
  Net change in unrealized gain (loss) on
   investments..............................     22,990,310       21,686,262      1,446,493    35,274,370     339,364,006
                                               ------------     ------------   ------------  ------------  --------------

NET GAIN (LOSS) ON INVESTMENTS..............     25,219,912       21,673,759      4,170,471    38,207,904     399,628,393
                                               ------------     ------------   ------------  ------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 24,346,917     $ 21,698,188   $  5,473,028  $ 31,702,578  $  362,111,683
                                               ============     ============   ============  ============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A9

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 AST ACADEMIC                          AST                        AST FIRST TRUST                      AST
  STRATEGIES       AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL                     T. ROWE PRICE
    ASSET             ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED     LARGE-CAP       AST
  ALLOCATION        ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES       GROWTH     MONEY MARKET
  PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
--------------    --------------  --------------  --------------- --------------- --------------  ------------- ------------
$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
$3,909,210,196    $5,203,726,391  $4,290,630,408  $2,406,115,086  $2,804,355,690  $4,121,284,090  $334,819,860  $240,223,779
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

   347,097,295       451,333,466     367,593,732     211,694,110     248,629,701     343,975,841    26,918,480    24,862,519
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

   342,013,141       443,625,438     356,068,914     235,201,866     274,398,795     341,165,902    23,397,614   240,223,779
$        11.43    $        11.73  $        12.05  $        10.23  $        10.22  $        12.08  $      14.31  $       1.00
$3,590,212,405    $4,774,713,379  $4,058,184,011  $2,255,472,654  $2,639,559,671  $3,783,884,636  $301,663,535  $240,223,779


                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 AST ACADEMIC                          AST                        AST FIRST TRUST                      AST
  STRATEGIES       AST BALANCED    PRESERVATION   AST FIRST TRUST     CAPITAL                     T. ROWE PRICE
    ASSET             ASSET           ASSET          BALANCED      APPRECIATION    AST ADVANCED     LARGE-CAP       AST
  ALLOCATION        ALLOCATION      ALLOCATION        TARGET          TARGET        STRATEGIES       GROWTH     MONEY MARKET
  PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
--------------    --------------  --------------  --------------- --------------- --------------  ------------- ------------

$   33,678,414    $   42,496,480  $   39,125,233  $   36,639,381  $   29,262,796  $   40,433,543  $          0  $     21,947
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

    61,057,103        77,732,858      62,557,550      32,751,656      38,465,826      53,840,386     4,749,523     3,846,861
             0                 0               0               0               0               0             0             0
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
    61,057,103        77,732,858      62,557,550      32,751,656      38,465,826      53,840,386     4,749,523     3,846,861
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
   (27,378,689)      (35,236,378)    (23,432,318)      3,887,725      (9,203,029)    (13,406,844)   (4,749,523)   (3,824,914)
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

             0       136,031,447     202,805,107               0               0      10,698,188             0             0
    37,841,906        55,991,008      22,398,416      10,191,212      16,761,219      31,428,121     7,268,215             0
   303,989,656       253,561,113      73,823,567     127,264,222     174,991,851     278,376,605    27,292,214             0
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

   341,831,562       445,583,568     299,027,090     137,455,433     191,753,069     320,502,913    34,560,430             0
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

$  314,452,872    $  410,347,190  $  275,594,772  $  141,343,158  $  182,550,040  $  307,096,069  $ 29,810,907  $ (3,824,914)
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A10

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                                  AST           AST            AST           AST          NVIT
                                               SMALL-CAP    PIMCO TOTAL   INTERNATIONAL INTERNATIONAL  DEVELOPING
                                                GROWTH      RETURN BOND       VALUE        GROWTH       MARKETS
                                               PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO       FUND
                                             ------------  -------------- ------------- ------------- -----------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ------------  --------------  -----------  ------------  -----------
  Net Assets................................ $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ============  ==============  ===========  ============  ===========

NET ASSETS, representing:
  Accumulation units........................ $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ------------  --------------  -----------  ------------  -----------
                                             $133,149,033  $2,382,349,712  $70,251,079  $167,285,282  $13,170,440
                                             ============  ==============  ===========  ============  ===========

  Units outstanding.........................    9,973,084     205,774,079    6,716,213    16,432,762      882,429
                                             ============  ==============  ===========  ============  ===========

  Portfolio shares held.....................    5,875,950     190,283,523    4,573,638    14,104,998    2,090,546
  Portfolio net asset value per share....... $      22.66  $        12.52  $     15.36  $      11.86  $      6.30
  Investment in portfolio shares, at cost... $119,379,254  $2,297,124,400  $65,749,994  $151,139,622  $15,951,753

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                                  AST           AST            AST           AST          NVIT
                                               SMALL-CAP    PIMCO TOTAL   INTERNATIONAL INTERNATIONAL  DEVELOPING
                                                GROWTH      RETURN BOND       VALUE        GROWTH       MARKETS
                                               PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO       FUND
                                             ------------  -------------- ------------- ------------- -----------
INVESTMENT INCOME
  Dividend income........................... $          0  $   51,604,119  $ 1,284,194  $  1,249,533  $    13,036
                                             ------------  --------------  -----------  ------------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................    2,103,651      33,865,614    1,007,363     1,516,664      228,251
  Reimbursement for excess expenses.........            0               0            0             0            0
                                             ------------  --------------  -----------  ------------  -----------

NET EXPENSES................................    2,103,651      33,865,614    1,007,363     1,516,664      228,251
                                             ------------  --------------  -----------  ------------  -----------

NET INVESTMENT INCOME (LOSS)................   (2,103,651)     17,738,505      276,831      (267,131)    (215,215)
                                             ------------  --------------  -----------  ------------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0      20,653,708            0             0            0
  Realized gain (loss) on shares
   redeemed.................................    2,508,100      11,411,190     (832,761)      107,009   (1,053,696)
  Net change in unrealized gain (loss) on
   investments..............................    8,049,866      89,383,140    8,015,700    19,507,288    3,139,075
                                             ------------  --------------  -----------  ------------  -----------

NET GAIN (LOSS) ON INVESTMENTS..............   10,557,966     121,448,038    7,182,939    19,614,297    2,085,379
                                             ------------  --------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $  8,454,314  $  139,186,543  $ 7,459,770  $ 19,347,166  $ 1,870,164
                                             ============  ==============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A11

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
     AST                                                                     AST PARAMETRIC    FRANKLIN
  INVESTMENT        AST WESTERN                                 AST GLOBAL      EMERGING     TEMPLETON VIP    AST GOLDMAN
  GRADE BOND      ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY FOUNDING FUNDS  SACHS SMALL-CAP
  PORTFOLIO       BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    ALLOCATION FUND VALUE PORTFOLIO
--------------    --------------- -------------- -------------- -----------  -------------- --------------- ---------------
$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $         (0)   $192,755,526
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------
$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $         (0)   $192,755,526
==============     ============    ============   ===========   ===========   ============   ============    ============

$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $         (0)   $192,755,526
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------
$3,143,918,174     $422,608,768    $168,636,741   $29,834,393   $72,228,461   $220,457,637   $         (0)   $192,755,526
==============     ============    ============   ===========   ===========   ============   ============    ============

   240,121,532       36,399,377      13,760,511     2,326,700     5,471,216     20,908,701              0      14,958,208
==============     ============    ============   ===========   ===========   ============   ============    ============

   476,351,238       39,422,460      13,588,778     2,882,550     7,659,434     24,632,138              0      15,917,054
$         6.60     $      10.72    $      12.41   $     10.35   $      9.43   $       8.95   $          0    $      12.11
$3,084,289,013     $417,443,439    $158,775,155   $30,786,368   $63,592,563   $208,463,196   $         (0)   $172,056,295


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
     AST                                                                     AST PARAMETRIC    FRANKLIN
  INVESTMENT        AST WESTERN                                 AST GLOBAL      EMERGING     TEMPLETON VIP    AST GOLDMAN
  GRADE BOND      ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY FOUNDING FUNDS  SACHS SMALL-CAP
  PORTFOLIO       BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    ALLOCATION FUND VALUE PORTFOLIO
--------------    --------------- -------------- -------------- -----------  -------------- --------------- ---------------

$   55,641,984     $ 11,797,936    $    823,929   $   146,059   $   680,713   $  2,051,214   $ 52,811,856    $    762,100
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

    70,649,616        6,164,037       3,763,327       362,788       851,613      3,220,993     21,682,926       2,588,810
             0                0               0             0             0              0              0               0
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

    70,649,616        6,164,037       3,763,327       362,788       851,613      3,220,993     21,682,926       2,588,810
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

   (15,007,632)       5,633,899      (2,939,398)     (216,729)     (170,900)    (1,169,780)    31,128,929      (1,826,709)
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

    63,330,220       12,073,221         905,416     1,837,892             0      2,819,500              0               0

   391,554,490        2,419,429       3,547,152      (302,431)      928,253     (2,928,625)   170,592,319       3,259,583

   (94,205,140)         (24,688)      4,469,013      (807,520)    9,128,406     24,696,336    (19,805,682)     15,124,203
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

   360,679,570       14,467,962       8,921,581       727,942    10,056,659     24,587,211    150,786,638      18,383,787
--------------     ------------    ------------   -----------   -----------   ------------   ------------    ------------

$  345,671,938     $ 20,101,861    $  5,982,183   $   511,212   $ 9,885,759   $ 23,417,431   $181,915,567    $ 16,557,078
==============     ============    ============   ===========   ===========   ============   ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A12

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                                                AST CLS                       AST HORIZON
                                              AST SCHRODERS  MODERATE ASSET  AST J.P. MORGAN MODERATE ASSET  AST FI PYRAMIS(R)
                                             GLOBAL TACTICAL   ALLOCATION    GLOBAL THEMATIC   ALLOCATION    ASSET ALLOCATION
                                                PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO         PORTFOLIO
                                             --------------- --------------  --------------- --------------  -----------------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             --------------  --------------  --------------  --------------   --------------
  Net Assets................................ $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             ==============  ==============  ==============  ==============   ==============

NET ASSETS, representing:
  Accumulation units........................ $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             --------------  --------------  --------------  --------------   --------------
                                             $2,100,412,423  $2,470,812,204  $1,521,500,301  $1,608,378,908   $1,323,739,338
                                             ==============  ==============  ==============  ==============   ==============

  Units outstanding.........................    178,381,363     221,185,811     129,515,188     142,916,661      113,954,635
                                             ==============  ==============  ==============  ==============   ==============

  Portfolio shares held.....................    177,249,993     241,999,236     140,749,334     151,877,140      125,354,104
  Portfolio net asset value per share....... $        11.85  $        10.21  $        10.81  $        10.59   $        10.56
  Investment in portfolio shares, at cost... $1,925,363,569  $2,357,645,677  $1,407,128,198  $1,535,178,225   $1,229,956,465

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                                                AST CLS                       AST HORIZON
                                              AST SCHRODERS  MODERATE ASSET  AST J.P. MORGAN MODERATE ASSET  AST FI PYRAMIS(R)
                                             GLOBAL TACTICAL   ALLOCATION    GLOBAL THEMATIC   ALLOCATION    ASSET ALLOCATION
                                                PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO         PORTFOLIO
                                             --------------- --------------  --------------- --------------  -----------------
INVESTMENT INCOME
  Dividend income........................... $    7,408,639  $   10,017,880  $    5,354,290  $    7,648,447   $    4,907,810
                                             --------------  --------------  --------------  --------------   --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     26,898,146      31,650,127      19,846,061      22,189,011       16,828,886
  Reimbursement for excess expenses.........              0               0               0               0                0
                                             --------------  --------------  --------------  --------------   --------------

NET EXPENSES................................     26,898,146      31,650,127      19,846,061      22,189,011       16,828,886
                                             --------------  --------------  --------------  --------------   --------------

NET INVESTMENT INCOME (LOSS)................    (19,489,507)    (21,632,247)    (14,491,770)    (14,540,564)     (11,921,076)
                                             --------------  --------------  --------------  --------------   --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......      7,348,892      47,180,985       7,129,301      33,135,636                0
  Realized gain (loss) on shares
   redeemed.................................     25,928,614      11,951,175      11,266,736       5,983,487        7,412,566
  Net change in unrealized gain (loss) on
   investments..............................    162,686,608      94,007,529     108,250,741      67,217,603       96,031,943
                                             --------------  --------------  --------------  --------------   --------------

NET GAIN (LOSS) ON INVESTMENTS..............    195,964,113     153,139,688     126,646,779     106,336,727      103,444,508
                                             --------------  --------------  --------------  --------------   --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $  176,474,606  $  131,507,442  $  112,155,008  $   91,796,163   $   91,523,433
                                             ==============  ==============  ==============  ==============   ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A13

                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
PROFUND VP    PROFUND VP                                      PROFUND VP PROFUND VP
 CONSUMER   CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP
 SERVICES     PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE
----------  -------------- ---------- ----------- ----------- ---------- ---------- -----------
 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 --------      --------     --------  ----------   --------    --------   --------   --------
 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 ========      ========     ========  ==========   ========    ========   ========   ========

 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 --------      --------     --------  ----------   --------    --------   --------   --------
 $176,975      $423,964     $895,242  $1,228,303   $268,622    $372,960   $645,350   $495,813
 ========      ========     ========  ==========   ========    ========   ========   ========

   12,519        33,923      114,536      98,053     25,372      31,893     56,486     47,844
 ========      ========     ========  ==========   ========    ========   ========   ========

    4,311        10,562       42,089      33,090      6,448       9,730     22,223      9,592
 $  41.05      $  40.14     $  21.27  $    37.12   $  41.66    $  38.33   $  29.04   $  51.69
 $156,396      $385,220     $793,206  $1,053,162   $229,056    $341,693   $556,288   $429,210


                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
PROFUND VP    PROFUND VP                                      PROFUND VP PROFUND VP
 CONSUMER   CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP
 SERVICES     PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE
----------  -------------- ---------- ----------- ----------- ---------- ---------- -----------

 $      0      $  3,576     $    907  $    4,387   $    707    $      0   $  1,132   $ 12,962
 --------      --------     --------  ----------   --------    --------   --------   --------

    1,388         5,262       10,923      15,093      3,271       6,297      7,783      8,288
        0             0            0           0          0           0          0          0
 --------      --------     --------  ----------   --------    --------   --------   --------

    1,388         5,262       10,923      15,093      3,271       6,297      7,783      8,288
 --------      --------     --------  ----------   --------    --------   --------   --------

   (1,388)       (1,686)     (10,015)    (10,706)    (2,565)     (6,297)    (6,651)     4,674
 --------      --------     --------  ----------   --------    --------   --------   --------

      722             0            0           0          0           0          0          0

    9,985        19,629       28,843      58,898      5,503      24,804     40,061     35,801

   16,693        23,390      105,690     104,936     23,649      27,071     52,309     19,133
 --------      --------     --------  ----------   --------    --------   --------   --------

   27,399        43,019      134,534     163,834     29,153      51,875     92,370     54,934
 --------      --------     --------  ----------   --------    --------   --------   --------

 $ 26,011      $ 41,333     $124,519  $  153,128   $ 26,588    $ 45,579   $ 85,719   $ 59,608
 ========      ========     ========  ==========   ========    ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A14

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                      SUBACCOUNTS
                                             -------------------------------------------------------------
                                             PROFUND VP PROFUND VP                               PROFUND VP
                                             SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
                                               GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
                                             ---------- ---------- ------------------ ---------- ----------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $410,629   $313,615       $212,950       $651,289   $767,355
                                              --------   --------       --------       --------   --------
  Net Assets................................  $410,629   $313,615       $212,950       $651,289   $767,355
                                              ========   ========       ========       ========   ========

NET ASSETS, representing:
  Accumulation units........................  $410,629   $313,615       $212,950       $651,289   $767,355
                                              --------   --------       --------       --------   --------
                                              $410,629   $313,615       $212,950       $651,289   $767,355
                                              ========   ========       ========       ========   ========

  Units outstanding.........................    33,858     27,156         18,418         63,480     69,532
                                              ========   ========       ========       ========   ========

  Portfolio shares held.....................    12,588     10,313         25,503         20,558     19,686
  Portfolio net asset value per share.......  $  32.62   $  30.41       $   8.35       $  31.68   $  38.98
  Investment in portfolio shares, at cost...  $373,239   $274,834       $196,366       $619,492   $665,162

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                      SUBACCOUNTS
                                             -------------------------------------------------------------
                                             PROFUND VP PROFUND VP                               PROFUND VP
                                             SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
                                               GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
                                             ---------- ---------- ------------------ ---------- ----------
INVESTMENT INCOME
  Dividend income...........................  $      0   $      0       $  5,664       $ 13,782   $    651
                                              --------   --------       --------       --------   --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     5,495      3,874          2,395          7,736     11,670
  Reimbursement for excess expenses.........         0          0              0              0          0
                                              --------   --------       --------       --------   --------

NET EXPENSES................................     5,495      3,874          2,395          7,736     11,670
                                              --------   --------       --------       --------   --------

NET INVESTMENT INCOME (LOSS)................    (5,495)    (3,874)         3,269          6,046    (11,019)
                                              --------   --------       --------       --------   --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......         0          0              0              0          0
  Realized gain (loss) on shares
   redeemed.................................    22,494     23,917          6,075         19,002     61,711
  Net change in unrealized gain (loss) on
   investments..............................    16,201     16,643          9,172        (34,975)    26,211
                                              --------   --------       --------       --------   --------

NET GAIN (LOSS) ON INVESTMENTS..............    38,695     40,560         15,246        (15,974)    87,922
                                              --------   --------       --------       --------   --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $ 33,200   $ 36,686       $ 18,515       $ (9,928)  $ 76,902
                                              ========   ========       ========       ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A15

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                AST          AST                                                     WELLS FARGO     WELLS FARGO
             JENNISON     JENNISON                                                   ADVANTAGE VT   ADVANTAGE VT
PROFUND VP   LARGE-CAP    LARGE-CAP                                                 INTERNATIONAL   OMEGA GROWTH
LARGE-CAP      VALUE       GROWTH        AST BOND       AST BOND       AST BOND    EQUITY PORTFOLIO   PORTFOLIO
  VALUE      PORTFOLIO    PORTFOLIO   PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1   SHARE CLASS 1
----------  -----------  -----------  -------------- -------------- -------------- ---------------- -------------

 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------
 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 ========   ===========  ===========    =========     ============   ============      ========      ==========

 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------
 $877,713   $61,345,926  $78,350,799    $ 589,039     $160,817,997   $191,261,682      $603,027      $1,090,514
 ========   ===========  ===========    =========     ============   ============      ========      ==========

   91,816     5,590,456    6,499,133       48,358       13,596,428     14,511,763        43,646         502,082
 ========   ===========  ===========    =========     ============   ============      ========      ==========

   32,174     4,868,724    5,584,519       89,248       13,236,049     13,661,549       122,070          42,665
 $  27.28   $     12.60  $     14.03    $    6.60     $      12.15   $      14.00      $   4.94      $    25.56
 $781,213   $56,837,026  $73,684,042    $ 739,023     $153,128,677   $177,998,315      $576,784      $  839,244


                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                AST          AST                                                     WELLS FARGO     WELLS FARGO
             JENNISON     JENNISON                                                   ADVANTAGE VT   ADVANTAGE VT
PROFUND VP   LARGE-CAP    LARGE-CAP                                                 INTERNATIONAL   OMEGA GROWTH
LARGE-CAP      VALUE       GROWTH        AST BOND       AST BOND       AST BOND    EQUITY PORTFOLIO   PORTFOLIO
  VALUE      PORTFOLIO    PORTFOLIO   PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1   SHARE CLASS 1
----------  -----------  -----------  -------------- -------------- -------------- ---------------- -------------

 $  7,944   $   234,896  $         0    $  38,068     $    829,028   $  1,591,382      $  9,634      $        0
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

   12,399       885,579    1,063,799       30,110        3,589,247      4,724,780        10,200          20,604
        0             0            0            0                0              0             0               0
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

   12,399       885,579    1,063,799       30,110        3,589,247      4,724,780        10,200          20,604
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

   (4,455)     (650,683)  (1,063,799)       7,957       (2,760,220)    (3,133,397)         (566)        (20,604)
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

        0             0            0      428,656                0      4,227,158        39,041          83,856
   38,996       212,339    1,269,498      (88,333)       3,216,570      9,895,521         6,191          92,943

   64,426     4,865,798    4,649,763     (288,446)       4,303,808       (991,896)       25,671          61,665
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

  103,421     5,078,137    5,919,261       51,877        7,520,377     13,130,782        70,903         238,464
 --------   -----------  -----------    ---------     ------------   ------------      --------      ----------

 $ 98,966   $ 4,427,453  $ 4,855,462    $  59,834     $  4,760,158   $  9,997,385      $ 70,337      $  217,860
 ========   ===========  ===========    =========     ============   ============      ========      ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A16

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                               WELLS FARGO      WELLS FARGO
                                               ADVANTAGE VT    ADVANTAGE VT
                                                SMALL CAP     SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK
                                             GROWTH PORTFOLIO    PORTFOLIO       AST BOND        MODELING     GLOBAL STRATEGIES
                                              SHARE CLASS 1    SHARE CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO
                                             ---------------- --------------- -------------- ---------------- -----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................     $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 --------       ----------     ------------    ------------    --------------
  Net Assets................................     $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 ========       ==========     ============    ============    ==============

NET ASSETS, representing:
  Accumulation units........................     $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 --------       ----------     ------------    ------------    --------------
                                                 $501,105       $1,298,615     $131,877,240    $192,841,776    $1,388,058,712
                                                 ========       ==========     ============    ============    ==============

  Units outstanding.........................       40,950          107,072       10,633,328      19,469,297       137,665,311
                                                 ========       ==========     ============    ============    ==============

  Portfolio shares held.....................       63,191          138,004       10,199,323      18,943,200       134,501,813
  Portfolio net asset value per share.......     $   7.93       $     9.41     $      12.93    $      10.18    $        10.32
  Investment in portfolio shares, at cost...     $424,419       $1,051,764     $124,424,169    $179,265,458    $1,318,561,815

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                             ---------------------------------------------------------------------------------
                                               WELLS FARGO      WELLS FARGO
                                               ADVANTAGE VT    ADVANTAGE VT
                                                SMALL CAP     SMALL CAP VALUE                AST QUANTITATIVE   AST BLACKROCK
                                             GROWTH PORTFOLIO    PORTFOLIO       AST BOND        MODELING     GLOBAL STRATEGIES
                                              SHARE CLASS 1    SHARE CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO
                                             ---------------- --------------- -------------- ---------------- -----------------
INVESTMENT INCOME
  Dividend income...........................     $      0       $   14,365     $     32,994    $     55,050    $    5,345,996
                                                 --------       ----------     ------------    ------------    --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................        9,054           22,158        2,401,335       2,320,736        19,634,938
  Reimbursement for excess expenses.........            0                0                0               0                 0
                                                 --------       ----------     ------------    ------------    --------------

NET EXPENSES................................        9,054           22,158        2,401,335       2,320,736        19,634,938
                                                 --------       ----------     ------------    ------------    --------------

NET INVESTMENT INCOME (LOSS)................       (9,054)          (7,793)      (2,368,341)     (2,265,686)      (14,288,942)
                                                 --------       ----------     ------------    ------------    --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......       24,017                0          228,894               0                 0
  Realized gain (loss) on shares
   redeemed.................................       32,450           63,495        3,120,591         166,379          (335,717)
  Net change in unrealized gain (loss) on
   investments..............................      (13,846)          97,639        4,139,526      15,077,655       113,425,282
                                                 --------       ----------     ------------    ------------    --------------

NET GAIN (LOSS) ON INVESTMENTS..............       42,621          161,135        7,489,011      15,244,033       113,089,565
                                                 --------       ----------     ------------    ------------    --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................     $ 33,566       $  153,341     $  5,120,670    $ 12,978,347    $   98,800,623
                                                 ========       ==========     ============    ============    ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A17

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                             AST FRANKLIN
 WELLS FARGO                                                  TEMPLETON         AST NEW      AST WESTERN     AST MFS
 ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP
 OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE
FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------- -------------- -------------- -------------- --------------  --------------- -------------- ----------
  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========

  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
  $1,502,155    $132,485,616   $37,537,548    $32,172,587   $2,436,575,472   $188,503,632      $413,670    $1,048,612
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========
     123,329      12,450,744     3,617,299      3,101,105      226,666,618     18,255,505        39,790       102,774
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========
      75,033      12,255,839     3,544,622      3,038,016      224,155,977     18,283,572        39,586       102,204
  $    20.02    $      10.81   $     10.59    $     10.59   $        10.87   $      10.31      $  10.45    $    10.26
  $1,271,088    $129,640,734   $36,771,511    $31,988,298   $2,391,874,779   $182,215,594      $407,095    $1,034,475


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                             AST FRANKLIN
 WELLS FARGO                                                  TEMPLETON         AST NEW      AST WESTERN     AST MFS
 ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP
 OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE
FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------- -------------- -------------- -------------- --------------  --------------- -------------- ----------

  $    7,919    $    101,271   $    59,233    $         0   $            0   $  1,268,863      $      0    $        0
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------

      23,844         922,983       438,959        186,387       11,309,836      1,555,946           779         2,712
           0               0             0              0                0              0             0             0
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
      23,844         922,983       438,959        186,387       11,309,836      1,555,946           779         2,712
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
     (15,925)       (821,712)     (379,726)      (186,387)     (11,309,836)      (287,082)         (779)       (2,712)
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------

         447         101,685        15,374              0                0              0             0             0
      37,100         483,478       209,269         71,311       (5,507,083)      (880,410)          180         2,247
     162,898       2,754,490       733,850        184,290       44,700,693      6,288,038         6,575        14,137
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
     200,445       3,339,652       958,492        255,601       39,193,610      5,407,628         6,755        16,383
  ----------    ------------   -----------    -----------   --------------   ------------      --------    ----------
  $  184,521    $  2,517,940   $   578,767    $    69,214   $   27,883,774   $  5,120,546      $  5,976    $   13,671
  ==========    ============   ===========    ===========   ==============   ============      ========    ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A18

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                -----------------------------------------------------------------------------------
                                  PRUDENTIAL MONEY MARKET    PRUDENTIAL DIVERSIFIED BOND      PRUDENTIAL EQUITY
                                         PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                ---------------------------  --------------------------  --------------------------
                                 01/01/2012     01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                     TO             TO            TO            TO            TO            TO
                                 12/31/2012     12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
                                ------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (2,762,929) $  (3,211,144) $  6,955,202  $  6,883,469  $ (1,635,442) $ (1,631,756)
  Capital gains distributions
   received....................            0              0    10,125,578     5,480,515             0             0
  Realized gain (loss) on
   shares redeemed.............            0              0     1,751,422     2,035,267      (450,871)   (1,520,114)
  Net change in unrealized
   gain (loss) on
   investments.................            0              0     1,506,248      (489,164)   24,037,300    (6,262,149)
                                ------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   (2,762,929)    (3,211,144)   20,338,450    13,910,087    21,950,987    (9,414,019)
                                ------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    2,041,766      1,685,754       765,574       581,923       672,101       715,829
  Annuity Payments.............   (1,291,176)    (3,008,457)   (1,262,016)   (1,354,983)     (494,792)     (796,788)
  Surrenders, withdrawals
   and death benefits..........  (43,665,352)   (59,838,743)  (23,423,231)  (27,927,476)  (22,131,787)  (25,937,020)
  Net transfers between other
   subaccounts or fixed rate
   option......................   15,665,164     30,397,104     2,594,883     2,982,025    (3,201,071)   (5,529,436)
  Withdrawal and other
   charges.....................     (244,169)      (304,157)      (79,436)      (87,945)     (210,685)     (236,059)
                                ------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (27,493,767)   (31,068,499)  (21,404,226)  (25,806,456)  (25,366,234)  (31,783,474)
                                ------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (30,256,696)   (34,279,643)   (1,065,775)  (11,896,369)   (3,415,246)  (41,197,493)

NET ASSETS
  Beginning of period..........  207,800,002    242,079,645   230,380,167   242,276,536   188,372,823   229,570,316
                                ------------  -------------  ------------  ------------  ------------  ------------
  End of period................ $177,543,306  $ 207,800,002  $229,314,392  $230,380,167  $184,957,577  $188,372,823
                                ============  =============  ============  ============  ============  ============

  Beginning units..............  171,806,696    198,480,050   102,709,902   114,525,756   103,849,001   120,852,569
                                ------------  -------------  ------------  ------------  ------------  ------------
  Units issued.................   44,658,576     90,308,372     4,963,162     8,196,841     2,382,008     2,973,594
  Units redeemed...............  (67,156,853)  (116,981,726)  (14,006,708)  (20,012,695)  (15,368,885)  (19,977,162)
                                ------------  -------------  ------------  ------------  ------------  ------------
  Ending units.................  149,308,419    171,806,696    93,666,356   102,709,902    90,862,124   103,849,001
                                ============  =============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A19

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL FLEXIBLE MANAGED   PRUDENTIAL CONSERVATIVE       PRUDENTIAL VALUE       PRUDENTIAL HIGH YIELD BOND
        PORTFOLIO               BALANCED PORTFOLIO              PORTFOLIO                   PORTFOLIO
--------------------------   ------------------------  --------------------------  --------------------------
 01/01/2012     01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO             TO            TO           TO           TO            TO            TO            TO
 12/31/2012     12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$    72,847    $    82,760   $   140,789  $   193,067  $ (1,541,614) $ (1,623,761) $ 11,872,548  $ 13,926,798
          0              0             0            0             0             0             0             0

     21,651       (151,930)      323,377      185,786    (4,043,300)   (5,024,689)        1,052    (1,523,153)
  1,448,626        480,056     1,415,793      284,079    40,060,312   (14,627,047)   14,429,761    (4,105,143)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

  1,543,123        410,886     1,879,960      662,932    34,475,398   (21,275,497)   26,303,361     8,298,502
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

     26,228         27,795        35,297       60,104     1,009,064       878,969       689,985       781,928
    (52,595)       (81,671)      (60,218)     (35,408)   (1,126,016)     (919,326)     (976,907)     (802,983)
 (1,289,182)    (1,708,814)   (2,392,411)  (2,862,479)  (32,813,037)  (40,494,144)  (27,089,263)  (31,041,271)
   (299,371)        88,468       (92,652)     (87,592)   (7,203,784)   (7,886,251)   (2,110,172)   (1,963,851)
       (136)             0          (138)           0      (475,238)     (541,218)     (333,500)     (363,536)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,615,055)    (1,674,222)   (2,510,122)  (2,925,375)  (40,609,011)  (48,961,970)  (29,819,857)  (33,389,713)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

    (71,932)    (1,263,336)     (630,162)  (2,262,443)   (6,133,613)  (70,237,467)   (3,516,496)  (25,091,211)

 13,558,866     14,822,202    20,228,188   22,490,631   283,060,593   353,298,060   219,330,891   244,422,102
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$13,486,934    $13,558,866   $19,598,026  $20,228,188  $276,926,980  $283,060,593  $215,814,395  $219,330,891
===========    ===========   ===========  ===========  ============  ============  ============  ============

  7,096,022      7,981,886    10,584,191   12,139,774   154,554,980   180,227,613    59,815,434    67,908,416
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
     98,925        221,204        86,362      323,214     3,910,043     6,929,950     3,528,656     5,563,797
   (881,667)    (1,107,068)   (1,321,955)  (1,878,797)  (24,925,116)  (32,602,583)   (9,698,059)  (13,656,779)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
  6,313,280      7,096,022     9,348,598   10,584,191   133,539,907   154,554,980    53,646,031    59,815,434
===========    ===========   ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A20

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                                -------------------------------------------------------------------------------
                                   PRUDENTIAL NATURAL       PRUDENTIAL STOCK INDEX        PRUDENTIAL GLOBAL
                                   RESOURCES PORTFOLIO             PORTFOLIO                  PORTFOLIO
                                ------------------------  --------------------------  -------------------------
                                 01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                     TO           TO           TO            TO            TO           TO
                                 12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                -----------  -----------  ------------  ------------  -----------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (83,954) $  (158,934) $    611,058  $    400,627  $    75,234  $     59,822
  Capital gains distributions
   received....................     722,713            0       856,145             0            0             0
  Realized gain (loss) on
   shares redeemed.............      96,612      689,319     3,585,959        18,144     (305,871)     (402,415)
  Net change in unrealized
   gain (loss) on
   investments.................  (1,055,659)  (3,321,980)   32,077,092     1,116,285    9,095,692    (5,106,244)
                                -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    (320,287)  (2,791,595)   37,130,254     1,535,056    8,865,055    (5,448,837)
                                -----------  -----------  ------------  ------------  -----------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................       6,448       14,459       742,401     1,255,423      238,839       298,224
  Annuity Payments.............           0      (25,630)     (962,327)   (1,104,844)    (620,738)     (171,443)
  Surrenders, withdrawals
   and death benefits..........  (1,195,795)  (1,807,865)  (29,442,098)  (33,054,110)  (6,595,180)   (7,650,241)
  Net transfers between other
   subaccounts or fixed rate
   option......................    (420,850)  (1,084,315)   (7,134,414)   (9,926,920)  (1,249,033)   (2,330,582)
  Withdrawal and other
   charges.....................           0          (97)     (444,171)     (478,005)     (89,468)      (98,182)
                                -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (1,610,196)  (2,903,448)  (37,240,610)  (43,308,456)  (8,315,580)   (9,952,224)
                                -----------  -----------  ------------  ------------  -----------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (1,930,484)  (5,695,043)     (110,356)  (41,773,400)     549,474   (15,401,061)

NET ASSETS
  Beginning of period..........  10,005,062   15,700,105   276,320,510   318,093,910   59,072,342    74,473,403
                                -----------  -----------  ------------  ------------  -----------  ------------
  End of period................ $ 8,074,578  $10,005,062  $276,210,154  $276,320,510  $59,621,816  $ 59,072,342
                                ===========  ===========  ============  ============  ===========  ============

  Beginning units..............   1,344,833    1,685,027   169,900,405   197,333,999   39,339,355    45,508,675
                                -----------  -----------  ------------  ------------  -----------  ------------
  Units issued.................      52,257       49,742     4,146,405     8,494,144    1,380,884     1,968,706
  Units redeemed...............    (268,605)    (389,936)  (25,490,353)  (35,927,738)  (6,442,816)   (8,138,026)
                                -----------  -----------  ------------  ------------  -----------  ------------
  Ending units.................   1,128,485    1,344,833   148,556,457   169,900,405   34,277,423    39,339,355
                                ===========  ===========  ============  ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A21

                                         SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL JENNISON       PRUDENTIAL SMALL CAPITALIZATION T. ROWE PRICE INTERNATIONAL T. ROWE PRICE EQUITY INCOME
         PORTFOLIO                 STOCK PORTFOLIO                 STOCK PORTFOLIO                PORTFOLIO
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2012      01/01/2011    01/01/2012      01/01/2011      01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO              TO            TO              TO              TO            TO            TO            TO
 12/31/2012      12/31/2011    12/31/2012      12/31/2011      12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
$ (3,626,356)   $ (3,397,966) $  (426,023)    $  (337,282)    $   (37,128)  $    21,572   $   497,392   $   235,726
           0               0    2,745,086         768,485               0             0             0             0
   7,556,683       4,568,260      799,734         650,646           6,086       225,904       767,223       223,476
  33,680,382      (3,189,625)   4,159,755      (1,511,159)      3,323,946    (3,615,512)    8,390,902    (1,844,140)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

  37,610,709      (2,019,331)   7,278,553        (429,310)      3,292,904    (3,368,036)    9,655,517    (1,384,938)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

     923,632         840,619      174,244         158,569          52,785        36,102       158,324        86,201
    (510,673)       (902,626)    (136,539)       (228,140)        (94,026)     (120,937)     (644,282)     (218,012)
 (29,292,040)    (33,136,742)  (5,218,916)     (6,718,773)     (1,931,089)   (2,416,571)   (6,988,633)   (6,455,185)
  (7,324,523)     (9,960,768)  (1,611,541)     (1,760,388)       (443,774)     (566,185)      293,941      (780,648)
    (334,231)       (361,490)     (17,468)        (19,169)         (7,269)       (8,881)      (26,784)      (26,905)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

 (36,537,835)    (43,521,007)  (6,810,219)     (8,567,901)     (2,423,373)   (3,076,472)   (7,207,435)   (7,394,549)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

   1,072,875     (45,540,338)     468,333      (8,997,211)        869,530    (6,444,508)    2,448,082    (8,779,487)

 263,804,876     309,345,214   53,030,568      62,027,779      20,659,880    27,104,388    64,733,818    73,513,305
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
$264,877,751    $263,804,876  $53,498,901     $53,030,568     $21,529,410   $20,659,880   $67,181,900   $64,733,818
============    ============   ===========     ===========    ===========   ===========   ===========   ===========

 156,398,185     182,467,612   19,186,425      22,233,629      16,365,412    18,468,757    31,233,374    34,754,545
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
   4,260,537       5,319,519      594,842       1,240,309         749,073     1,330,336     1,450,299     1,540,578
 (24,070,280)    (31,388,946)  (2,856,938)     (4,287,513)     (2,515,886)   (3,433,681)   (4,616,816)   (5,061,749)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
 136,588,442     156,398,185   16,924,329      19,186,425      14,598,599    16,365,412    28,066,857    31,233,374
============    ============   ===========     ===========    ===========   ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A22

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                                                JANUS ASPEN JANUS         JANUS ASPEN OVERSEAS
                                 INVESCO V.I. CORE EQUITY   PORTFOLIO - INSTITUTIONAL   PORTFOLIO - INSTITUTIONAL
                                           FUND                       SHARES                     SHARES
                                --------------------------  -------------------------  --------------------------
                                 01/01/2012    01/01/2011    01/01/2012   01/01/2011    01/01/2012    01/01/2011
                                     TO            TO            TO           TO            TO            TO
                                 12/31/2012    12/31/2011    12/31/2012   12/31/2011    12/31/2012    12/31/2011
                                ------------  ------------  -----------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (388,615) $   (431,129) $  (477,879) $   (482,662) $   (685,385) $ (1,243,509)
  Capital gains distributions
   received....................            0             0      952,992             0    10,208,322     1,308,043
  Realized gain (loss) on
   shares redeemed.............    2,083,135     1,830,225     (125,204)     (782,889)    2,554,356     9,420,957
  Net change in unrealized
   gain (loss) on
   investments.................    8,487,449    (2,414,289)   8,371,136    (2,599,315)     (984,268)  (59,879,596)
                                ------------  ------------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   10,181,969    (1,015,193)   8,721,045    (3,864,866)   11,093,025   (50,394,105)
                                ------------  ------------  -----------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      205,417       219,646      112,346       216,645       107,990       240,816
  Annuity Payments.............     (848,154)     (529,470)    (211,997)     (212,300)     (465,716)     (340,422)
  Surrenders, withdrawals
   and death benefits..........   (8,356,993)   (9,924,201)  (4,580,337)   (6,198,036)   (8,877,824)  (14,935,818)
  Net transfers between other
   subaccounts or fixed rate
   option......................   (2,453,515)   (3,003,730)  (1,154,384)   (1,829,434)   (2,802,381)   (4,402,807)
  Withdrawal and other
   charges.....................      (43,083)      (48,662)     (31,455)      (34,235)      (41,612)      (51,948)
                                ------------  ------------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (11,496,327)  (13,286,417)  (5,865,826)   (8,057,360)  (12,079,543)  (19,490,179)
                                ------------  ------------  -----------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (1,314,358)  (14,301,610)   2,855,219   (11,922,226)     (986,518)  (69,884,284)

NET ASSETS
  Beginning of period..........   86,494,336   100,795,946   52,764,624    64,686,850    96,776,335   166,660,619
                                ------------  ------------  -----------  ------------  ------------  ------------
  End of period................ $ 85,179,978  $ 86,494,336  $55,619,843  $ 52,764,624  $ 95,789,817  $ 96,776,335
                                ============  ============  ===========  ============  ============  ============

  Beginning units..............   49,252,234    56,457,217   35,341,455    40,445,401    32,274,129    37,126,904
                                ------------  ------------  -----------  ------------  ------------  ------------
  Units issued.................      614,775     1,077,054      835,941       979,438     1,544,531     2,604,859
  Units redeemed...............   (6,669,486)   (8,282,037)  (4,314,846)   (6,083,384)   (5,284,413)   (7,457,634)
                                ------------  ------------  -----------  ------------  ------------  ------------
  Ending units.................   43,197,523    49,252,234   31,862,550    35,341,455    28,534,247    32,274,129
                                ============  ============  ===========  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A23

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                                                                FTVIP FRANKLIN SMALL-MID CAP
MFS(R) RESEARCH SERIES -     MFS(R) GROWTH SERIES -      AMERICAN CENTURY VP        GROWTH SECURITIES
      INITIAL CLASS               INITIAL CLASS              VALUE FUND              FUND - CLASS 2
------------------------    ------------------------  ------------------------  ---------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011   01/01/2012     01/01/2011
     TO             TO           TO           TO           TO           TO           TO             TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011   12/31/2012     12/31/2011
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
$  (106,012)   $   (99,259) $  (741,216) $  (670,531) $   126,728  $   164,880  $  (365,809)   $  (405,887)
          0              0            0            0            0            0    1,860,334              0
    528,217        274,986    1,200,185      761,229     (194,655)    (472,977)     (34,897)       (54,024)
  2,135,192       (509,887)   7,264,166     (899,566)   3,099,988      169,663      903,010     (1,307,821)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

  2,557,397       (334,160)   7,723,136     (808,868)   3,032,061     (138,434)   2,362,638     (1,767,732)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

     55,054         41,784      147,990      126,270       53,967       69,825       29,543         82,938
   (122,162)        (3,612)    (160,001)    (125,150)     (22,022)    (122,171)     (36,293)       (80,193)
 (1,934,430)    (1,867,187)  (4,622,031)  (6,022,522)  (2,412,062)  (2,363,318)  (2,271,681)    (2,994,760)
    165,341       (267,535)  (1,450,121)  (1,867,628)    (838,635)      26,025     (725,055)       (58,229)
     (8,721)        (8,329)     (28,134)     (29,999)      (8,915)     (10,038)     (11,714)       (13,115)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

 (1,844,917)    (2,104,879)  (6,112,297)  (7,919,029)  (3,227,668)  (2,399,677)  (3,015,201)    (3,063,359)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------

    712,480     (2,439,039)   1,610,839   (8,727,897)    (195,607)  (2,538,111)    (652,563)    (4,831,091)

 16,927,596     19,366,635   50,594,700   59,322,597   24,680,892   27,219,003   25,731,478     30,562,569
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
$17,640,076    $16,927,596  $52,205,539  $50,594,700  $24,485,286  $24,680,892  $25,078,915    $25,731,478
===========    ===========  ===========  ===========  ===========  ===========   ===========   ===========

 10,468,369     11,770,106   30,886,054   35,471,042   12,508,696   13,741,831   14,859,811     16,565,613
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
    722,311        399,051      870,028    1,228,934      325,335      885,872      439,834      1,733,050
 (1,768,356)    (1,700,788)  (4,309,001)  (5,813,922)  (1,848,664)  (2,119,007)  (2,046,314)    (3,438,852)
-----------    -----------  -----------  -----------  -----------  -----------   -----------   -----------
  9,422,324     10,468,369   27,447,081   30,886,054   10,985,367   12,508,696   13,253,331     14,859,811
===========    ===========  ===========  ===========  ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A24

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                                                                        ALLIANCEBERNSTEIN
                                PRUDENTIAL JENNISON 20/20                             VPS LARGE CAP GROWTH
                                     FOCUS PORTFOLIO        DAVIS VALUE PORTFOLIO       PORTFOLIO CLASS B
                                ------------------------  ------------------------  ------------------------
                                 01/01/2012   01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                     TO           TO           TO           TO           TO           TO
                                 12/31/2012   12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  (688,370) $  (708,279) $    46,519  $  (185,623) $   (73,713) $   (67,154)
  Capital gains distributions
   received....................   1,728,644            0    1,617,612    2,217,438            0            0
  Realized gain (loss) on
   shares redeemed.............   1,526,303    1,931,010      252,071      439,402      128,319       90,011
  Net change in unrealized
   gain (loss) on
   investments.................   1,869,147   (4,069,821)   1,176,954   (4,192,170)     605,382     (292,304)
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   4,435,723   (2,847,090)   3,093,156   (1,720,953)     659,988     (269,447)
                                -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      54,834      191,582       11,012       38,707        4,302       28,894
  Annuity Payments.............    (136,013)     (94,016)    (135,994)    (125,347)     (83,828)     (38,340)
  Surrenders, withdrawals
   and death benefits..........  (4,933,771)  (4,566,566)  (2,943,158)  (3,139,325)    (537,723)    (519,478)
  Net transfers between other
   subaccounts or fixed rate
   option......................    (578,337)    (729,000)  (1,404,128)    (854,802)     701,563      136,912
  Withdrawal and other
   charges.....................     (19,127)     (20,133)      (9,461)     (11,112)      (1,973)      (2,343)
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (5,612,414)  (5,218,133)  (4,481,729)  (4,091,879)      82,341     (394,355)
                                -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (1,176,691)  (8,065,223)  (1,388,573)  (5,812,832)     742,330     (663,802)

NET ASSETS
  Beginning of period..........  48,159,599   56,224,822   28,266,090   34,078,922    4,531,724    5,195,526
                                -----------  -----------  -----------  -----------  -----------  -----------
  End of period................ $46,982,909  $48,159,599  $26,877,517  $28,266,090  $ 5,274,054  $ 4,531,724
                                ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units..............  29,075,628   32,077,679   27,280,316   31,082,791    7,628,132    8,340,614
                                -----------  -----------  -----------  -----------  -----------  -----------
  Units issued.................   1,936,029    3,740,387      476,324    1,074,079    1,898,769    1,368,372
  Units redeemed...............  (5,100,240)  (6,742,438)  (4,494,580)  (4,876,554)  (1,774,281)  (2,080,854)
                                -----------  -----------  -----------  -----------  -----------  -----------
  Ending units.................  25,911,417   29,075,628   23,262,060   27,280,316    7,752,620    7,628,132
                                ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A25

                                          SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
PRUDENTIAL SP SMALL CAP VALUE      JANUS ASPEN JANUS      PRUDENTIAL SP PRUDENTIAL U.S. PRUDENTIAL SP INTERNATIONAL
         PORTFOLIO             PORTFOLIO - SERVICE SHARES  EMERGING GROWTH PORTFOLIO         GROWTH PORTFOLIO
----------------------------   ------------------------   ----------------------------  -------------------------
 01/01/2012      01/01/2011     01/01/2012    01/01/2011   01/01/2012     01/01/2011     01/01/2012    01/01/2011
     TO              TO             TO            TO           TO             TO             TO            TO
 12/31/2012      12/31/2011     12/31/2012    12/31/2011   12/31/2012     12/31/2011     12/31/2012    12/31/2011
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------
$ (1,185,286)   $ (1,051,926)  $  (136,725)  $  (151,471) $ (1,564,440)  $ (1,454,313)  $  (416,940)  $   (145,811)
           0               0       192,952             0     9,152,392      1,223,782             0              0
   1,336,669         552,718       475,134       458,378     4,243,995      4,329,371    (2,365,372)    (3,058,173)
  13,588,234      (4,213,004)    1,181,907    (1,136,482)    6,602,451     (2,602,784)   10,740,720     (5,328,824)
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------

  13,739,617      (4,712,212)    1,713,268      (829,575)   18,434,398      1,496,056     7,958,408     (8,532,808)
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------
     276,920         302,414        39,915        49,159       305,857        400,309       248,843        126,007
    (216,837)       (241,728)       (4,387)       (6,316)     (280,692)      (394,353)      (81,845)       (85,864)
 (12,584,478)    (13,989,963)   (1,519,079)   (1,964,355)  (15,884,843)   (20,212,727)   (4,861,333)    (6,518,118)
  (3,881,605)     (4,683,943)     (165,119)     (368,371)   (5,432,697)    (8,150,159)   (1,953,836)    (1,737,718)
    (296,384)       (326,400)      (35,750)      (39,612)     (384,133)      (425,214)     (120,213)      (138,151)
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------

 (16,702,386)    (18,939,620)   (1,684,420)   (2,329,495)  (21,676,508)   (28,782,144)   (6,768,384)    (8,353,844)
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------

  (2,962,769)    (23,651,832)       28,848    (3,159,070)   (3,242,110)   (27,286,088)    1,190,024    (16,886,652)

 103,380,990     127,032,822    10,839,280    13,998,350   128,003,204    155,289,292    41,591,579     58,478,231
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------
$100,418,221    $103,380,990   $10,868,128   $10,839,280  $124,761,094   $128,003,204   $42,781,603   $ 41,591,579
============    ============   ===========   ===========  ============   ============   ===========   ============

  62,060,033      72,892,210    11,018,784    13,322,774    69,627,130     84,601,871    35,231,858     41,903,584
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------
   1,465,632       3,850,151       427,897       456,056     2,419,226      4,536,583     1,519,705      2,686,430
 (10,703,347)    (14,682,328)   (1,920,988)   (2,760,046)  (12,678,954)   (19,511,324)   (6,644,074)    (9,358,156)
------------    ------------   -----------   -----------  ------------   ------------   -----------   ------------
  52,822,318      62,060,033     9,525,693    11,018,784    59,367,402     69,627,130    30,107,489     35,231,858
============    ============   ===========   ===========  ============   ============   ===========   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A26

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                PRUDENTIAL SP INTERNATIONAL      AST GOLDMAN SACHS         AST AMERICAN CENTURY
                                     VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO  INCOME & GROWTH PORTFOLIO
                                -------------------------   --------------------------  -------------------------
                                 01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2012    12/31/2011    12/31/2012    12/31/2011   05/04/2012**   12/31/2011
                                -----------   ------------  ------------  ------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $   405,637   $    420,732  $   (570,419) $   (445,262) $   (608,699) $  (416,971)
  Capital gains distributions
   received....................           0              0             0             0             0            0
  Realized gain (loss) on
   shares redeemed.............  (2,445,150)    (2,654,708)    1,638,560    (6,037,352)   10,670,940   (1,401,039)
  Net change in unrealized
   gain (loss) on
   investments.................   7,610,922     (4,763,625)   16,754,686    (4,702,899)   (3,042,526)    (851,129)
                                -----------   ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   5,571,409     (6,997,601)   17,822,827   (11,185,513)    7,019,715   (2,669,139)
                                -----------   ------------  ------------  ------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     176,106        172,141    22,671,697    49,003,657    15,419,351   35,975,232
  Annuity Payments.............     (76,361)       (74,526)       (1,393)         (779)            0         (284)
  Surrenders, withdrawals
   and death benefits..........  (5,190,690)    (6,437,172)   (2,716,505)   (1,313,896)     (960,240)  (2,005,800)
  Net transfers between other
   subaccounts or fixed rate
   option......................    (627,137)    (1,225,425)   23,511,035   (10,280,925)  (95,178,659)  (3,283,831)
  Withdrawal and other
   charges.....................    (126,180)      (149,951)   (1,156,125)     (462,473)     (288,467)    (392,383)
                                -----------   ------------  ------------  ------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (5,844,263)    (7,714,933)   42,308,709    36,945,584   (81,008,014)  30,292,934
                                -----------   ------------  ------------  ------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    (272,854)   (14,712,534)   60,131,536    25,760,071   (73,988,299)  27,623,795

NET ASSETS
  Beginning of period..........  39,900,534     54,613,068    86,331,576    60,571,505    73,988,299   46,364,504
                                -----------   ------------  ------------  ------------  ------------  -----------
  End of period................ $39,627,680   $ 39,900,534  $146,463,112  $ 86,331,576  $         (0) $73,988,299
                                ===========   ============  ============  ============  ============  ===========

  Beginning units..............  29,946,196     35,175,295     9,454,926     6,153,488     6,969,587    4,546,974
                                -----------   ------------  ------------  ------------  ------------  -----------
  Units issued.................   1,674,051      3,035,572     9,759,391    12,237,351     4,480,009    9,203,882
  Units redeemed...............  (5,783,024)    (8,264,671)   (5,859,711)   (8,935,913)  (11,449,596)  (6,781,269)
                                -----------   ------------  ------------  ------------  ------------  -----------
  Ending units.................  25,837,223     29,946,196    13,354,606     9,454,926             0    6,969,587
                                ===========   ============  ============  ============  ============  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A27

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD    AST COHEN & STEERS REALTY    AST J.P. MORGAN STRATEGIC      AST BLACKROCK VALUE
     STRATEGIES PORTFOLIO                  PORTFOLIO             OPPORTUNITIES PORTFOLIO            PORTFOLIO
------------------------------    --------------------------  ----------------------------  -------------------------
  01/01/2012        01/01/2011     01/01/2012    01/01/2011     01/01/2012     01/01/2011    01/01/2012    01/01/2011
      TO                TO             TO            TO             TO             TO            TO            TO
  12/31/2012        12/31/2011     12/31/2012    12/31/2011     12/31/2012     12/31/2011    12/31/2012    12/31/2011
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
$    4,622,176    $   (1,765,289) $   (589,396) $   (837,150) $   (3,010,743) $ (6,092,913) $   (573,038) $  (367,056)
             0        13,873,907             0             0               0             0             0            0
     9,326,359       (31,440,539)    2,735,354    (4,779,918)      8,666,923     3,191,430        97,410   (4,626,800)
   135,323,195      (110,292,703)   11,625,507     1,709,260      79,861,286   (22,030,615)    8,663,040     (314,958)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   149,271,729      (129,624,624)   13,771,464    (3,907,808)     85,517,466   (24,932,098)    8,187,412   (5,308,814)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   446,233,828       833,336,340    41,776,618    47,760,383     368,191,313   339,325,910    36,297,024   32,200,500
       (49,995)          (70,651)       (1,245)      (49,051)       (134,342)      (11,753)       (1,377)           0
   (30,013,549)      (19,083,412)   (3,500,451)   (2,374,621)    (27,722,532)  (17,302,354)   (2,238,367)  (1,617,819)
   231,177,619      (383,306,958)   34,966,944   (16,633,773)    139,177,140   (92,765,162)   19,509,004    7,686,589
   (18,103,327)      (10,985,821)   (1,164,036)     (537,800)     (9,170,655)   (4,962,430)     (771,000)    (213,944)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   629,244,575       419,889,498    72,077,831    28,165,138     470,340,925   224,284,211    52,795,284   38,055,326
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------

   778,516,305       290,264,874    85,849,295    24,257,330     555,858,390   199,352,113    60,982,696   32,746,512

 1,453,229,080     1,162,964,206    87,242,676    62,985,346     808,699,475   609,347,362    54,138,903   21,392,391
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
$2,231,745,385    $1,453,229,080  $173,091,971  $ 87,242,676  $1,364,557,865  $808,699,475  $115,121,599  $54,138,903
==============    ==============  ============  ============  ==============  ============  ============  ===========

   141,598,371       107,549,779     7,109,028     5,413,486      76,238,767    56,172,490     5,453,622    2,188,804
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
   140,544,222       161,763,835    11,885,680    11,121,959      68,738,678    64,235,420     9,860,163    8,998,032
   (83,140,784)     (127,715,243)   (6,548,673)   (9,426,417)    (26,320,758)  (44,169,143)   (5,090,960)  (5,733,214)
--------------    --------------  ------------  ------------  --------------  ------------  ------------  -----------
   199,001,809       141,598,371    12,446,035     7,109,028     118,656,687    76,238,767    10,222,825    5,453,622
==============    ==============  ============  ============  ==============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A28

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                                             AST FEDERATED AGGRESSIVE       AST MID-CAP VALUE
                                 AST HIGH YIELD PORTFOLIO        GROWTH PORTFOLIO               PORTFOLIO
                                --------------------------  --------------------------  ------------------------
                                 01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                     TO            TO            TO            TO            TO           TO
                                 12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  6,723,376  $  4,911,060  $ (1,627,921) $   (818,255) $  (793,350) $  (436,346)
  Capital gains distributions
   received....................            0             0             0             0      238,963            0
  Realized gain (loss) on
   shares redeemed.............    1,554,007    (1,792,319)    1,721,094    (9,712,881)   1,209,385   (2,291,849)
  Net change in unrealized
   gain (loss) on
   investments.................    9,279,155    (3,142,457)   10,774,462    (9,395,968)   7,019,423   (3,243,340)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   17,556,537       (23,716)   10,867,636   (19,927,104)   7,674,421   (5,971,535)
                                ------------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   51,745,641    48,033,624    26,943,663    27,072,834   16,576,880   24,456,906
  Annuity Payments.............            0        (3,884)      (61,238)       (5,390)           0      (18,251)
  Surrenders, withdrawals
   and death benefits..........   (5,660,107)   (3,038,293)   (2,801,087)   (1,573,726)  (1,237,130)    (914,772)
  Net transfers between other
   subaccounts or fixed rate
   option......................   42,436,081    (6,866,588)   22,380,781    13,796,160   11,759,726   (8,514,304)
  Withdrawal and other
   charges.....................   (1,257,863)     (562,777)     (816,913)     (417,988)    (528,842)    (260,582)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   87,263,753    37,562,082    45,645,206    38,871,890   26,570,634   14,748,997
                                ------------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  104,820,290    37,538,366    56,512,842    18,944,786   34,245,055    8,777,462

NET ASSETS
  Beginning of period..........  107,095,346    69,556,980    59,776,807    40,832,021   39,678,934   30,901,472
                                ------------  ------------  ------------  ------------  -----------  -----------
  End of period................ $211,915,636  $107,095,346  $116,289,649  $ 59,776,807  $73,923,989  $39,678,934
                                ============  ============  ============  ============  ===========  ===========

  Beginning units..............    9,601,679     6,242,860     5,924,650     3,502,874    3,654,808    2,712,491
                                ------------  ------------  ------------  ------------  -----------  -----------
  Units issued.................   15,569,297    12,647,564    10,501,234    11,939,382    5,648,002    5,971,358
  Units redeemed...............   (8,102,043)   (9,288,745)   (6,607,633)   (9,517,606)  (3,452,686)  (5,029,041)
                                ------------  ------------  ------------  ------------  -----------  -----------
  Ending units.................   17,068,933     9,601,679     9,818,251     5,924,650    5,850,124    3,654,808
                                ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A29

                                           SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST SMALL-CAP VALUE           AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP      AST LARGE-CAP VALUE
        PORTFOLIO           CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO                PORTFOLIO
------------------------    ----------------------------  --------------------------  --------------------------
 01/01/2012     01/01/2011   01/01/2012     01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO             TO           TO             TO             TO            TO            TO            TO
 12/31/2012     12/31/2011   12/31/2012     12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------
$  (826,541)   $  (526,670) $ (1,339,811)  $ (1,018,944)  $ (2,577,001) $ (1,775,403) $  3,318,026  $   (286,744)
          0              0             0              0     15,280,871     6,085,586             0             0
  1,187,975     (2,091,081)    2,905,946         55,282      2,013,782    (7,118,478)     (909,662)   (4,568,054)
  7,590,191     (4,159,165)   10,352,150     (6,320,145)     4,227,579   (10,861,651)   19,816,265      (819,842)
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------

  7,951,626     (6,776,916)   11,918,286     (7,283,807)    18,945,230   (13,669,946)   22,224,629    (5,674,640)
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------

 15,048,234     20,327,321    24,233,560     25,612,257     41,474,772    52,176,656    84,374,698    38,959,343
    (22,199)       (17,562)            0           (996)             0       (13,140)      (80,874)      (86,993)
 (1,843,920)    (1,908,424)   (2,439,819)    (2,041,859)    (3,267,659)   (2,443,845)   (6,356,249)   (6,367,567)
  7,586,863     (7,870,116)   23,312,412    (20,337,365)    33,566,731   (30,926,137)   32,993,785     4,925,802
   (485,200)      (251,714)     (760,936)      (449,837)    (1,291,227)     (684,007)   (1,683,654)     (321,405)
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------

 20,283,778     10,279,505    44,345,216      2,782,200     70,482,617    18,109,527   109,247,706    37,109,180
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------

 28,235,404      3,502,589    56,263,501     (4,501,607)    89,427,847     4,439,581   131,472,335    31,434,540

 45,405,237     41,902,648    58,548,236     63,049,843     93,020,418    88,580,837   105,205,533    73,770,993
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------
$73,640,641    $45,405,237  $114,811,737   $ 58,548,236   $182,448,265  $ 93,020,418  $236,677,868  $105,205,533
===========    ===========  ============   ============   ============  ============  ============  ============
  4,291,191      3,661,163     5,660,773      5,726,803      8,275,740     7,399,862    12,016,442     8,210,451
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------
  5,354,328      5,647,150     8,792,110      6,917,515     13,657,951    12,869,263    16,457,698     8,900,083
 (3,642,467)    (5,017,122)   (4,967,251)    (6,983,545)    (7,977,346)  (11,993,385)   (5,489,678)   (5,094,092)
-----------    -----------  ------------   ------------   ------------  ------------  ------------  ------------
  6,003,052      4,291,191     9,485,632      5,660,773     13,956,345     8,275,740    22,984,462    12,016,442
===========    ===========  ============   ============   ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A30

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                AST LORD ABBETT CORE FIXED  AST MARSICO CAPITAL GROWTH       AST MFS GROWTH
                                     INCOME PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                --------------------------  --------------------------  ------------------------
                                 01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                     TO            TO            TO            TO            TO           TO
                                 12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,460,928) $   (437,361) $ (2,077,255) $ (1,661,802) $  (896,568) $  (415,225)
  Capital gains distributions
   received....................   10,589,180             0             0             0            0            0
  Realized gain (loss) on
   shares redeemed.............    2,648,826     2,223,162     3,364,048    (1,571,416)   1,714,991      (92,841)
  Net change in unrealized
   gain (loss) on
   investments.................    4,134,588     5,151,208    11,097,099    (6,299,604)   5,500,044   (1,865,905)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   15,911,666     6,937,009    12,383,892    (9,532,822)   6,318,467   (2,373,971)
                                ------------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  189,409,376   117,462,662    47,728,848    57,454,010   21,851,048   14,742,856
  Annuity Payments.............      (13,368)       (4,121)      (26,189)      (19,408)           0            0
  Surrenders, withdrawals
   and death benefits..........  (14,215,554)   (5,038,422)   (5,739,551)   (5,371,138)  (1,593,214)  (1,117,920)
  Net transfers between other
   subaccounts or fixed rate
   option......................   80,450,313    76,255,647    24,974,052   (23,306,496)  14,749,034   (5,342,908)
  Withdrawal and other
   charges.....................   (3,861,151)     (473,044)   (1,396,777)     (672,685)    (518,477)    (212,546)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  251,769,617   188,202,722    65,540,384    28,084,283   34,488,392    8,069,482
                                ------------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  267,681,283   195,139,731    77,924,276    18,551,461   40,806,859    5,695,511

NET ASSETS
  Beginning of period..........  245,854,864    50,715,133   117,840,825    99,289,364   33,300,548   27,605,037
                                ------------  ------------  ------------  ------------  -----------  -----------
  End of period................ $513,536,147  $245,854,864  $195,765,101  $117,840,825  $74,107,407  $33,300,548
                                ============  ============  ============  ============  ===========  ===========

  Beginning units..............   20,912,041     4,379,205    11,182,192     9,228,317    3,218,197    2,603,376
                                ------------  ------------  ------------  ------------  -----------  -----------
  Units issued.................   40,437,578    25,844,630    13,170,771    13,485,414    6,379,468    4,051,956
  Units redeemed...............  (18,289,624)   (9,311,794)   (7,414,096)  (11,531,539)  (3,288,276)  (3,437,135)
                                ------------  ------------  ------------  ------------  -----------  -----------
  Ending units.................   43,059,995    20,912,041    16,938,867    11,182,192    6,309,389    3,218,197
                                ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A31

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
   AST NEUBERGER BERMAN       AST NEUBERGER BERMAN / LSV  AST PIMCO LIMITED MATURITY   AST T. ROWE PRICE EQUITY
 MID-CAP GROWTH PORTFOLIO       MID-CAP VALUE PORTFOLIO         BOND PORTFOLIO             INCOME PORTFOLIO
--------------------------    --------------------------  --------------------------  -------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
$ (2,509,306)   $ (1,538,448) $   (926,985) $   (683,195) $   (996,527) $ (1,069,129) $ (1,645,896) $  (258,075)
           0               0             0             0     5,802,893     2,107,308             0            0
   3,329,132         (16,785)    2,292,364    (5,513,425)       12,510      (430,496)    1,249,475   (2,322,679)
  10,508,566      (5,915,307)   13,563,227    (6,465,566)      766,456       (43,486)   16,518,203   (2,157,358)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  11,328,392      (7,470,540)   14,928,605   (12,662,186)    5,585,332       564,197    16,121,782   (4,738,112)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  59,476,492      62,217,195    28,596,932    46,536,831    47,482,301    63,799,009    86,246,241   26,011,071
           0            (990)      (10,914)       (6,057)     (136,765)      (31,083)       (7,586)           0
  (3,741,138)     (2,061,611)   (3,493,059)   (2,647,594)  (11,552,219)  (10,828,361)   (2,294,138)  (1,054,509)
  26,528,030     (15,981,311)   16,267,689   (22,194,283)   14,682,186     8,341,377    54,089,540   (9,633,674)
  (1,462,916)       (539,513)   (1,032,643)     (608,799)   (1,366,776)     (662,038)   (1,396,127)    (329,735)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  80,800,467      43,633,770    40,328,005    21,080,098    49,108,727    60,618,904   136,637,930   14,993,153
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------

  92,128,859      36,163,230    55,256,610     8,417,912    54,694,058    61,183,101   152,759,712   10,255,041

 100,644,730      64,481,500    86,810,030    78,392,118   164,142,598   102,959,497    53,933,489   43,678,448
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
$192,773,589    $100,644,730  $142,066,640  $ 86,810,030  $218,836,656  $164,142,598  $206,693,201  $53,933,489
============    ============  ============  ============  ============  ============  ============  ===========

   8,614,440       5,335,094     8,186,522     7,173,550    15,356,638     9,358,496     5,793,434    4,615,182
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
  14,009,027      13,577,914    10,271,837    12,333,462    14,355,651    15,646,583    18,697,987    6,741,661
  (7,165,234)    (10,298,568)   (6,840,613)  (11,320,490)   (9,594,240)   (9,648,441)   (5,449,287)  (5,563,409)
------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
  15,458,233       8,614,440    11,617,746     8,186,522    20,118,049    15,356,638    19,042,134    5,793,434
============    ============  ============  ============  ============  ============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A32

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                     SUBACCOUNTS
                                ------------------------------------------------------------------------------------
                                 AST QMA US EQUITY ALPHA   AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET
                                        PORTFOLIO             RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO
                                ------------------------  --------------------------  ------------------------------
                                 01/01/2012   01/01/2011   01/01/2012    01/01/2011     01/01/2012      01/01/2011
                                     TO           TO           TO            TO             TO              TO
                                 12/31/2012   12/31/2011   12/31/2012    12/31/2011     12/31/2012      12/31/2011
                                -----------  -----------  ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (491,910) $  (239,155) $ (3,729,343) $ (2,933,854) $  (17,712,542) $  (12,239,134)
  Capital gains distributions
   received....................           0            0             0             0      29,797,616               0
  Realized gain (loss) on
   shares redeemed.............   1,271,664     (734,646)  (10,768,110)  (21,424,084)     32,392,553     (23,561,430)
  Net change in unrealized
   gain (loss) on
   investments.................   5,136,374     (318,308)   14,469,280   (42,683,044)    321,836,198     (45,536,830)
                                -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   5,916,127   (1,292,109)      (28,174)  (67,040,982)    366,313,824     (81,337,394)
                                -----------  -----------  ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  15,357,181   12,314,263    57,180,805   125,329,516   1,777,561,527   1,366,449,922
  Annuity Payments.............           0         (850)     (129,540)      (73,128)        (83,189)       (324,528)
  Surrenders, withdrawals
   and death benefits..........  (1,099,739)    (974,519)  (10,171,768)   (9,583,248)    (71,972,651)    (36,288,762)
  Net transfers between other
   subaccounts or fixed rate
   option......................  19,949,983   (1,060,622)   48,533,851   (63,438,016)    621,085,384    (342,122,960)
  Withdrawal and other
   charges.....................    (424,029)    (147,478)   (2,319,813)   (1,562,649)    (34,633,206)    (14,390,187)
                                -----------  -----------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  33,783,397   10,130,794    93,093,536    50,672,475   2,291,957,865     973,323,485
                                -----------  -----------  ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  39,699,524    8,838,685    93,065,362   (16,368,507)  2,658,271,689     891,986,091

NET ASSETS
  Beginning of period..........  27,992,365   19,153,680   220,749,203   237,117,710   2,473,645,387   1,581,659,296
                                -----------  -----------  ------------  ------------  --------------  --------------
  End of period................ $67,691,889  $27,992,365  $313,814,565  $220,749,203  $5,131,917,076  $2,473,645,387
                                ===========  ===========  ============  ============  ==============  ==============

  Beginning units..............   2,688,164    1,934,062    21,580,986    18,819,743     229,101,436     146,125,937
                                -----------  -----------  ------------  ------------  --------------  --------------
  Units issued.................   5,569,338    3,425,804    28,578,387    32,314,613     296,621,019     245,354,653
  Units redeemed...............  (2,830,821)  (2,671,702)  (19,301,294)  (29,553,370)    (98,643,132)   (162,379,154)
                                -----------  -----------  ------------  ------------  --------------  --------------
  Ending units.................   5,426,681    2,688,164    30,858,079    21,580,986     427,079,323     229,101,436
                                ===========  ===========  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A33

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST MFS GLOBAL EQUITY      AST JPMORGAN INTERNATIONAL   AST T. ROWE PRICE GLOBAL    AST WELLINGTON MANAGEMENT
         PORTFOLIO                 EQUITY PORTFOLIO             BOND PORTFOLIO          HEDGED EQUITY PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$   (872,995)   $ (1,008,835) $     24,429  $   (278,386) $  1,302,556  $    801,976  $ (6,505,326) $ (2,596,113)
           0               0             0             0     2,660,446       669,467             0             0
   2,229,602      (3,065,557)      (12,503)   (8,244,379)       63,533       353,711     2,933,534    (1,567,286)
  22,990,310      (6,204,187)   21,686,262   (11,089,319)    1,446,493      (362,314)   35,274,370    (8,905,749)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  24,346,917     (10,278,579)   21,698,188   (19,612,084)    5,473,028     1,462,840    31,702,578   (13,069,148)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  49,351,009      48,630,665    27,471,509    46,028,814    55,300,880    51,141,725   242,436,879   122,860,736
           0         (28,507)            0             0       (72,805)     (100,113)      (73,481)     (291,402)
  (3,302,440)     (1,927,519)   (2,755,289)   (2,276,672)   (5,063,628)   (3,211,076)  (16,395,153)  (11,080,745)
  31,806,750     (15,603,046)   23,600,443   (23,340,361)   28,434,448    (5,680,313)   84,396,476    16,310,286
  (1,204,454)       (579,797)   (1,105,284)     (696,995)   (1,416,264)     (556,889)   (3,501,831)     (672,530)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  76,650,864      30,491,796    47,211,379    19,714,786    77,182,630    41,593,334   306,862,890   127,126,345
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

 100,997,781      20,213,217    68,909,567       102,702    82,655,658    43,056,174   338,565,468   114,057,197

  87,581,103      67,367,886    90,597,501    90,494,799   113,538,785    70,482,611   265,955,531   151,898,334
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$188,578,884    $ 87,581,103  $159,507,068  $ 90,597,501  $196,194,443  $113,538,785  $604,520,999  $265,955,531
============    ============  ============  ============  ============  ============  ============  ============

   8,288,403       6,014,635     9,784,710     8,841,943    10,425,673     6,414,856    29,415,891    15,550,715
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  14,071,540      11,677,053    12,479,300    13,180,716    13,275,011    12,203,682    46,283,187    26,361,479
  (7,287,948)     (9,403,285)   (7,927,017)  (12,237,949)   (5,912,930)   (8,192,865)  (13,660,014)  (12,496,303)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  15,071,995       8,288,403    14,336,993     9,784,710    17,787,754    10,425,673    62,039,064    29,415,891
============    ============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A34

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------
                                   AST CAPITAL GROWTH ASSET      AST ACADEMIC STRATEGIES ASSET   AST BALANCED ASSET ALLOCATION
                                     ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO                  PORTFOLIO
                                ------------------------------  ------------------------------  ------------------------------
                                  01/01/2012      01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011
                                      TO              TO              TO              TO              TO              TO
                                  12/31/2012      12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011
                                --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (37,516,710) $  (42,019,186) $  (27,378,689) $  (33,379,568) $  (35,236,378) $  (39,196,878)
  Capital gains distributions
   received....................              0               0               0               0     136,031,447               0
  Realized gain (loss) on
   shares redeemed.............     60,264,387     (16,206,064)     37,841,906     (21,159,293)     55,991,008      28,966,827
  Net change in unrealized
   gain (loss) on
   investments.................    339,364,006    (207,253,142)    303,989,656    (155,056,758)    253,561,113    (179,039,480)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    362,111,683    (265,478,392)    314,452,872    (209,595,619)    410,347,190    (189,269,531)
                                --------------  --------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    828,375,923   1,024,782,927     675,643,843   1,060,310,000   1,002,789,494   1,120,558,937
  Annuity Payments.............       (468,592)        (34,614)       (275,104)        (54,777)     (2,160,650)     (1,652,150)
  Surrenders, withdrawals
   and death benefits..........    (88,686,255)    (77,251,951)    (93,816,331)    (75,450,434)   (182,897,887)   (167,162,173)
  Net transfers between other
   subaccounts or fixed rate
   option......................    486,054,303    (870,888,167)    313,897,555    (571,845,510)    462,396,752    (516,151,435)
  Withdrawal and other
   charges.....................    (28,719,416)    (18,936,710)    (26,452,852)    (16,585,901)    (34,821,752)    (20,900,183)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  1,196,555,962      57,671,485     868,997,111     396,373,378   1,245,305,957     414,692,996
                                --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  1,558,667,645    (207,806,907)  1,183,449,983     186,777,759   1,655,653,148     225,423,465

NET ASSETS
  Beginning of period..........  2,893,895,218   3,101,702,125   2,725,760,213   2,538,982,454   3,548,073,243   3,322,649,778
                                --------------  --------------  --------------  --------------  --------------  --------------
  End of period................ $4,452,562,863  $2,893,895,218  $3,909,210,196  $2,725,760,213  $5,203,726,391  $3,548,073,243
                                ==============  ==============  ==============  ==============  ==============  ==============

  Beginning units..............    287,988,840     297,588,583     269,021,934     241,208,278     339,582,149     308,411,300
                                --------------  --------------  --------------  --------------  --------------  --------------
  Units issued.................    262,554,827     249,637,970     198,864,851     217,981,554     230,571,768     235,969,405
  Units redeemed...............   (156,550,116)   (259,237,713)   (120,789,490)   (190,167,898)   (118,820,451)   (204,798,556)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Ending units.................    393,993,551     287,988,840     347,097,295     269,021,934     451,333,466     339,582,149
                                ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A35

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                                      AST FIRST TRUST CAPITAL
    AST PRESERVATION ASSET        AST FIRST TRUST BALANCED TARGET       APPRECIATION TARGET           AST ADVANCED STRATEGIES
     ALLOCATION PORTFOLIO                    PORTFOLIO                       PORTFOLIO                       PORTFOLIO
------------------------------    ------------------------------  ------------------------------  ------------------------------
  01/01/2012        01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011
      TO                TO              TO              TO              TO              TO              TO              TO
  12/31/2012        12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$  (23,432,318)   $  (21,174,511) $    3,887,725  $      339,012  $   (9,203,029) $   (8,954,803) $  (13,406,844) $  (13,398,739)
   202,805,107                 0               0               0               0               0      10,698,188               0
    22,398,416        27,118,606      10,191,212     (23,367,311)     16,761,219     (60,826,394)     31,428,121     (18,773,736)
    73,823,567       (41,348,326)    127,264,222     (65,186,924)    174,991,851    (165,228,575)    278,376,605     (76,239,653)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

   275,594,772       (35,404,231)    141,343,158     (88,215,223)    182,550,040    (235,009,772)    307,096,069    (108,412,128)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,048,759,019       913,541,256     728,600,454     715,533,090     805,337,508     959,511,469   1,337,159,723   1,173,196,706
    (2,491,241)       (1,304,838)        (65,646)           (357)        (85,451)           (334)       (118,803)         (3,071)
  (162,776,429)     (132,466,652)    (41,951,630)    (27,306,788)    (39,492,279)    (27,930,901)    (57,398,994)    (36,064,453)
   288,557,708       (72,746,815)    248,262,069    (253,929,536)    390,158,671    (580,355,383)    486,760,388    (437,156,233)
   (26,186,113)      (14,013,495)    (16,912,928)     (8,040,472)    (19,991,505)    (11,020,522)    (27,733,930)    (12,395,922)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,145,862,943       693,009,456     917,932,319     426,255,937   1,135,926,943     340,204,329   1,738,668,384     687,577,027
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------

 1,421,457,715       657,605,225   1,059,275,477     338,040,714   1,318,476,983     105,194,557   2,045,764,453     579,164,899

 2,869,172,693     2,211,567,468   1,346,839,609   1,008,798,895   1,485,878,707   1,380,684,150   2,075,519,637   1,496,354,738
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
$4,290,630,408    $2,869,172,693  $2,406,115,086  $1,346,839,609  $2,804,355,690  $1,485,878,707  $4,121,284,090  $2,075,519,637
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

   264,390,353       199,628,107     130,049,406      95,850,727     148,843,360     131,381,152     193,663,052     137,362,458
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   166,398,878       161,870,456     144,416,799     132,561,079     202,559,826     198,371,369     243,758,752     211,387,522
   (63,195,499)      (97,108,210)    (62,772,095)    (98,362,400)   (102,773,485)   (180,909,161)    (93,445,963)   (155,086,928)
--------------    --------------  --------------  --------------  --------------  --------------  --------------  --------------
   367,593,732       264,390,353     211,694,110     130,049,406     248,629,701     148,843,360     343,975,841     193,663,052
==============    ==============  ==============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A36

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                -----------------------------------------------------------------------------------
                                AST T. ROWE PRICE LARGE-CAP       AST MONEY MARKET           AST SMALL-CAP GROWTH
                                     GROWTH PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                --------------------------  ----------------------------  -------------------------
                                 01/01/2012    01/01/2011     01/01/2012     01/01/2011    01/01/2012    01/01/2011
                                     TO            TO             TO             TO            TO            TO
                                 12/31/2012    12/31/2011     12/31/2012     12/31/2011    12/31/2012    12/31/2011
                                ------------  ------------  -------------  -------------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (4,749,523) $ (3,091,621) $  (3,824,914) $  (2,987,329) $ (2,103,651) $(1,571,296)
  Capital gains distributions
   received....................            0             0              0              0             0            0
  Realized gain (loss) on
   shares redeemed.............    7,268,215    (1,308,224)             0              0     2,508,100     (451,960)
  Net change in unrealized
   gain (loss) on
   investments.................   27,292,214   (13,857,020)             0              0     8,049,866   (6,987,997)
                                ------------  ------------  -------------  -------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   29,810,907   (18,256,865)    (3,824,914)    (2,987,329)    8,454,314   (9,011,253)
                                ------------  ------------  -------------  -------------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   79,210,522    84,639,943     88,497,122    132,143,564    29,324,616   45,239,082
  Annuity Payments.............      (52,662)      (30,734)             0              0       (23,139)           0
  Surrenders, withdrawals
   and death benefits..........   (8,644,280)   (7,268,529)  (297,122,226)  (175,207,370)   (4,295,589)  (5,021,210)
  Net transfers between other
   subaccounts or fixed rate
   option......................   63,305,292   (36,874,340)   218,075,662    154,512,075     9,393,836   (9,704,905)
  Withdrawal and other
   charges.....................   (2,306,459)   (1,134,842)    (1,548,790)      (895,077)     (939,109)    (489,227)
                                ------------  ------------  -------------  -------------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  131,512,414    39,331,498      7,901,767    110,553,192    33,460,616   30,023,740
                                ------------  ------------  -------------  -------------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  161,323,321    21,074,633      4,076,853    107,565,863    41,914,930   21,012,487

NET ASSETS
  Beginning of period..........  173,496,539   152,421,906    236,146,926    128,581,063    91,234,103   70,221,616
                                ------------  ------------  -------------  -------------  ------------  -----------
  End of period................ $334,819,860  $173,496,539  $ 240,223,779  $ 236,146,926  $133,149,033  $91,234,103
                                ============  ============  =============  =============  ============  ===========

  Beginning units..............   16,189,549    13,776,574     24,015,202     12,762,620     7,585,608    5,748,993
                                ------------  ------------  -------------  -------------  ------------  -----------
  Units issued.................   24,719,510    21,040,767     64,046,095     66,184,250     9,356,968   11,121,180
  Units redeemed...............  (13,990,579)  (18,627,792)   (63,198,778)   (54,931,668)   (6,969,492)  (9,284,565)
                                ------------  ------------  -------------  -------------  ------------  -----------
  Ending units.................   26,918,480    16,189,549     24,862,519     24,015,202     9,973,084    7,585,608
                                ============  ============  =============  =============  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A37

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
    AST PIMCO TOTAL RETURN         AST INTERNATIONAL VALUE    AST INTERNATIONAL GROWTH    NVIT DEVELOPING MARKETS
        BOND PORTFOLIO                    PORTFOLIO                   PORTFOLIO                     FUND
------------------------------    -------------------------  --------------------------  -------------------------
  01/01/2012        01/01/2011     01/01/2012   01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
      TO                TO             TO           TO            TO            TO            TO           TO
  12/31/2012        12/31/2011     12/31/2012   12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
$   17,738,505    $    2,474,087  $   276,831  $    (79,967) $   (267,131) $   (514,583) $  (215,215) $   (268,665)
    20,653,708        51,974,246            0             0             0             0            0             0
    11,411,190        (8,804,208)    (832,761)   (4,951,198)      107,009    (4,755,991)  (1,053,696)   (1,351,237)
    89,383,140       (23,889,764)   8,015,700    (5,888,431)   19,507,288    (6,418,714)   3,139,075    (3,333,373)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   139,186,543        21,754,361    7,459,770   (10,919,596)   19,347,166   (11,689,288)   1,870,164    (4,953,275)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   453,070,088       597,815,509   11,752,993    26,442,789    59,557,410    42,627,905       59,056        52,248
      (923,816)       (1,186,972)           0             0             0             0      (23,563)      (28,320)
   (80,849,766)      (74,088,986)  (1,075,394)     (822,124)   (1,420,110)     (720,127)  (1,363,950)   (2,071,904)
   369,973,319      (249,761,461)   9,443,618   (10,220,283)   27,932,281    (7,176,604)  (1,185,451)   (4,615,879)
   (16,107,181)       (8,492,634)    (525,771)     (323,992)   (1,363,537)     (318,470)     (42,181)      (50,348)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   725,162,645       264,285,456   19,595,446    15,076,390    84,706,044    34,412,704   (2,556,089)   (6,714,203)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------

   864,349,188       286,039,817   27,055,216     4,156,794   104,053,210    22,723,416     (685,925)  (11,667,478)

 1,518,000,524     1,231,960,707   43,195,863    39,039,069    63,232,072    40,508,656   13,856,365    25,523,843
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
$2,382,349,712    $1,518,000,524  $70,251,079  $ 43,195,863  $167,285,282  $ 63,232,072  $13,170,440  $ 13,856,365
==============    ==============  ===========  ============  ============  ============  ===========  ============

   139,943,096       113,265,777    4,762,994     3,757,056     7,248,430     3,921,125    1,065,619     1,496,359
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
   137,401,558       136,000,768    5,789,490     7,003,568    14,668,163     9,708,084       99,979       269,076
   (71,570,575)     (109,323,449)  (3,836,271)   (5,997,630)   (5,483,831)   (6,380,779)    (283,169)     (699,816)
--------------    --------------  -----------  ------------  ------------  ------------  -----------  ------------
   205,774,079       139,943,096    6,716,213     4,762,994    16,432,762     7,248,430      882,429     1,065,619
==============    ==============  ===========  ============  ============  ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A38

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                       SUBACCOUNTS
                                ----------------------------------------------------------------------------------------
                                    AST INVESTMENT GRADE BOND     AST WESTERN ASSET CORE PLUS
                                            PORTFOLIO                   BOND PORTFOLIO          AST BOND PORTFOLIO 2018
                                --------------------------------  --------------------------  --------------------------
                                   01/01/2012       01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                       TO               TO             TO            TO            TO            TO
                                   12/31/2012       12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011
                                ---------------  ---------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (15,007,632) $   (35,999,379) $  5,633,899  $  2,414,441  $ (2,939,398) $ (1,562,019)
  Capital gains distributions
   received....................      63,330,220       57,978,969    12,073,221     3,513,277       905,416     3,364,110
  Realized gain (loss) on
   shares redeemed.............     391,554,490       (8,996,000)    2,419,429     2,248,143     3,547,152     1,219,236
  Net change in unrealized
   gain (loss) on
   investments.................     (94,205,140)     154,548,422       (24,688)    2,025,194     4,469,013     4,501,640
                                ---------------  ---------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............     345,671,938      167,532,012    20,101,861    10,201,055     5,982,183     7,522,967
                                ---------------  ---------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................               0                0    88,018,344   125,407,380         2,662             0
  Annuity Payments.............        (272,303)               0       (51,480)            0             0             0
  Surrenders, withdrawals
   and death benefits..........     (86,983,292)     (50,244,306)   (9,637,334)   (5,253,961)   (7,610,640)   (2,695,970)
  Net transfers between other
   subaccounts or fixed rate
   option......................  (4,674,418,091)   7,361,610,289    64,087,358   (27,326,369)   (4,308,790)  152,617,157
  Withdrawal and other
   charges.....................     (47,021,685)     (25,511,523)   (3,206,933)   (1,632,686)      (85,637)      (10,705)
                                ---------------  ---------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (4,808,695,371)   7,285,854,460   139,209,956    91,194,364   (12,002,405)  149,910,482
                                ---------------  ---------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (4,463,023,433)   7,453,386,472   159,311,817   101,395,419    (6,020,222)  157,433,449

NET ASSETS
  Beginning of period..........   7,606,941,607      153,555,135   263,296,951   161,901,532   174,656,963    17,223,514
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  End of period................ $ 3,143,918,174  $ 7,606,941,607  $422,608,768  $263,296,951  $168,636,741  $174,656,963
                                ===============  ===============  ============  ============  ============  ============

  Beginning units..............     624,194,989       11,978,281    23,998,953    15,298,556    14,702,403     1,423,064
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  Units issued.................     891,936,076    1,647,509,094    30,072,880    33,133,655     5,623,872    20,485,724
  Units redeemed...............  (1,276,009,533)  (1,035,292,386)  (17,672,456)  (24,433,258)   (6,565,764)   (7,206,385)
                                ---------------  ---------------  ------------  ------------  ------------  ------------
  Ending units.................     240,121,532      624,194,989    36,399,377    23,998,953    13,760,511    14,702,403
                                ===============  ===============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A39

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                             AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING   FRANKLIN TEMPLETON VIP FOUNDING
 AST BOND PORTFOLIO 2019            PORTFOLIO          MARKETS EQUITY PORTFOLIO        FUNDS ALLOCATION FUND
------------------------    ------------------------  --------------------------  -------------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011   01/01/2012    01/01/2011      01/01/2012      01/01/2011
     TO             TO           TO           TO           TO            TO              TO              TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011   12/31/2012    12/31/2011     09/21/2012**     12/31/2011
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
$  (216,729)   $  (120,873) $  (170,900) $   204,100  $ (1,169,780) $ (1,279,778) $    31,128,929  $  (23,828,494)
  1,837,892      2,652,543            0            0     2,819,500             0                0               0
   (302,431)      (313,601)     928,253   (2,111,918)   (2,928,625)  (13,539,987)     170,592,319     (52,514,959)
   (807,520)      (503,158)   9,128,406   (2,792,256)   24,696,336   (30,211,989)     (19,805,682)    (59,183,445)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

    511,212      1,714,911    9,885,759   (4,700,074)   23,417,431   (45,031,754)     181,915,567    (135,526,898)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

          0             34   15,286,953   19,976,163    43,371,386    90,380,080      281,649,469     840,535,790
          0              0            0            0             0             0                0               0
   (723,283)    (1,000,459)    (928,338)    (338,643)   (2,502,308)   (1,615,264)     (21,002,002)    (20,954,857)
 19,025,531     (4,412,548)  20,026,859   (9,714,690)   33,959,424   (63,400,945)  (1,791,478,860)   (477,641,251)
     (6,226)        (6,393)    (454,180)    (217,513)   (1,781,116)   (1,221,160)     (12,347,494)    (10,639,733)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

 18,296,022     (5,419,366)  33,931,294    9,705,317    73,047,385    24,142,711   (1,543,178,888)    331,299,949
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------

 18,807,235     (3,704,455)  43,817,053    5,005,243    96,464,816   (20,889,043)  (1,361,263,321)    195,773,051

 11,027,158     14,731,613   28,411,408   23,406,165   123,992,821   144,881,864    1,361,263,321   1,165,490,270
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
$29,834,393    $11,027,158  $72,228,461  $28,411,408  $220,457,637  $123,992,821  $            (0) $1,361,263,321
===========    ===========  ===========  ===========  ============  ============  ===============  ==============

    809,058      1,228,899    2,702,253    2,119,576    13,670,484    12,639,741      136,048,705     114,431,062
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
  2,250,306        865,272    5,318,135    4,389,933    21,085,687    22,940,141      118,863,995     175,793,466
   (732,664)    (1,285,113)  (2,549,172)  (3,807,256)  (13,847,470)  (21,909,398)    (254,912,700)   (154,175,823)
-----------    -----------  -----------  -----------  ------------  ------------  ---------------  --------------
  2,326,700        809,058    5,471,216    2,702,253    20,908,701    13,670,484                0     136,048,705
===========    ===========  ===========  ===========  ============  ============  ===============  ==============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A40

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                        SUBACCOUNTS
                                ------------------------------------------------------------------------------------------
                                     AST GOLDMAN SACHS           AST SCHRODERS GLOBAL           AST CLS MODERATE ASSET
                                 SMALL-CAP VALUE PORTFOLIO        TACTICAL PORTFOLIO             ALLOCATION PORTFOLIO
                                --------------------------  ------------------------------  ------------------------------
                                 01/01/2012    01/01/2011     01/01/2012      01/01/2011      01/01/2012      01/01/2011
                                     TO            TO             TO              TO              TO              TO
                                 12/31/2012    12/31/2011     12/31/2012      12/31/2011      12/31/2012      12/31/2011
                                ------------  ------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,826,709) $ (1,172,908) $  (19,489,507) $  (14,563,866) $  (21,632,247) $  (14,870,150)
  Capital gains distributions
   received....................            0             0       7,348,892      10,447,165      47,180,985      18,823,710
  Realized gain (loss) on
   shares redeemed.............    3,259,583    (4,397,236)     25,928,614     (36,242,977)     11,951,175     (22,353,121)
  Net change in unrealized
   gain (loss) on
   investments.................   15,124,203    (4,384,738)    162,686,608     (71,741,590)     94,007,529     (66,055,507)
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   16,557,078    (9,954,882)    176,474,606    (112,101,268)    131,507,442     (84,455,068)
                                ------------  ------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   47,862,215    67,063,374     606,760,430     714,180,565     841,149,059     698,014,324
  Annuity Payments.............            0             0               0               0               0               0
  Surrenders, withdrawals
   and death benefits..........   (2,603,433)   (1,150,224)    (22,012,131)    (10,686,227)    (33,684,069)    (16,134,220)
  Net transfers between other
   subaccounts or fixed rate
   option......................   33,234,357   (28,383,706)    322,716,972    (367,547,846)    257,259,152    (213,983,463)
  Withdrawal and other
   charges.....................   (1,507,338)     (695,724)    (15,473,557)     (7,739,074)    (17,914,475)     (8,538,964)
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   76,985,801    36,833,720     891,991,714     328,207,418   1,046,809,667     459,357,677
                                ------------  ------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   93,542,879    26,878,838   1,068,466,320     216,106,150   1,178,317,108     374,902,609

NET ASSETS
  Beginning of period..........   99,212,647    72,333,809   1,031,946,103     815,839,953   1,292,495,096     917,592,487
                                ------------  ------------  --------------  --------------  --------------  --------------
  End of period................ $192,755,526  $ 99,212,647  $2,100,412,423  $1,031,946,103  $2,470,812,204  $1,292,495,096
                                ============  ============  ==============  ==============  ==============  ==============

  Beginning units..............    8,706,892     6,209,379     100,743,415      78,030,921     126,312,909      87,540,737
                                ------------  ------------  --------------  --------------  --------------  --------------
  Units issued.................   14,524,734    14,794,166     142,677,796     142,081,443     155,125,113     133,035,078
  Units redeemed...............   (8,273,418)  (12,296,653)    (65,039,848)   (119,368,949)    (60,252,211)    (94,262,906)
                                ------------  ------------  --------------  --------------  --------------  --------------
  Ending units.................   14,958,208     8,706,892     178,381,363     100,743,415     221,185,811     126,312,909
                                ============  ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A41

                                             SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
    AST J.P. MORGAN GLOBAL         AST HORIZON MODERATE ASSET   AST FI PYRAMIS(R) ASSET ALLOCATION  PROFUND VP CONSUMER
      THEMATIC PORTFOLIO              ALLOCATION PORTFOLIO                PORTFOLIO                      SERVICES
-----------------------------    -----------------------------  ---------------------------------  --------------------
  01/01/2012        01/01/2011     01/01/2012      01/01/2011     01/01/2012        01/01/2011     01/01/2012 01/01/2011
      TO                TO             TO              TO             TO                TO             TO         TO
  12/31/2012        12/31/2011     12/31/2012      12/31/2011     12/31/2012        12/31/2011     12/31/2012 12/31/2011
--------------    -------------  --------------  -------------   --------------    -------------   ---------- ----------
$  (14,491,770)   $  (9,817,290) $  (14,540,564) $ (10,251,736) $  (11,921,076)   $  (8,370,200)    $ (1,388)  $ (1,108)
     7,129,301       32,513,771      33,135,636     43,442,660               0       21,563,244          722          0
    11,266,736      (30,309,048)      5,983,487    (20,175,403)      7,412,566      (34,358,264)       9,985    (11,655)
   108,250,741      (49,167,076)     67,217,603    (57,101,570)     96,031,943      (38,777,131)      16,693     (6,395)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   112,155,008      (56,779,643)     91,796,163    (44,086,049)     91,523,433      (59,942,351)      26,011    (19,158)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   504,371,028      466,234,815     429,761,579    469,447,310     458,847,981      457,424,779          735      9,999
       (33,876)               0               0        (56,005)        (17,091)        (103,749)           0          0
   (14,433,907)      (7,244,868)    (23,903,056)   (14,222,028)    (14,788,392)      (6,971,923)      (1,261)       (13)
   152,436,185     (182,187,810)    156,164,552   (124,217,174)    194,401,619     (175,163,948)      30,301     52,513
   (11,464,410)      (5,557,061)    (12,686,096)    (6,544,721)     (9,382,634)      (3,971,570)      (1,415)      (905)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   630,875,020      271,245,076     549,336,980    324,407,382     629,061,484      271,213,589       28,359     61,594
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------

   743,030,028      214,465,433     641,133,143    280,321,333     720,584,917      211,271,238       54,371     42,436

   778,470,273      564,004,840     967,245,765    686,924,432     603,154,421      391,883,183      122,604     80,168
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------
$1,521,500,301    $ 778,470,273  $1,608,378,908  $ 967,245,765  $1,323,739,338    $ 603,154,421     $176,975   $122,604
==============    =============  ==============  =============   ==============    =============    ========   ========

    74,331,284       53,201,358      93,246,254     65,121,003      58,250,777       36,638,038       10,467      7,362
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------
   104,534,684       91,698,121      89,167,572     90,270,574      93,416,287       83,559,824       13,725     27,180
   (49,350,780)     (70,568,195)    (39,497,165)   (62,145,323)    (37,712,429)     (61,947,085)     (11,673)   (24,075)
--------------    -------------  --------------  -------------   --------------    -------------    --------   --------
   129,515,188       74,331,284     142,916,661     93,246,254     113,954,635       58,250,777       12,519     10,467
==============    =============  ==============  =============   ==============    =============    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A42

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                           SUBACCOUNTS
                                -----------------------------------------------------------------
                                 PROFUND VP CONSUMER       PROFUND VP             PROFUND VP
                                   GOODS PORTFOLIO         FINANCIALS            HEALTH CARE
                                --------------------  --------------------  ---------------------
                                01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012  01/01/2011
                                    TO         TO         TO         TO         TO          TO
                                12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012  12/31/2011
                                ---------- ---------- ---------- ---------- ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................  $ (1,686)  $   (883)  $(10,015) $ (12,665) $  (10,706) $ (10,581)
  Capital gains distributions
   received....................         0          0          0          0           0          0
  Realized gain (loss) on
   shares redeemed.............    19,629       (621)    28,843    (53,683)     58,898     33,807
  Net change in unrealized
   gain (loss) on
   investments.................    23,390     (1,198)   105,690   (112,339)    104,936     (3,994)
                                 --------   --------   --------  ---------  ----------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    41,333     (2,702)   124,519   (178,687)    153,128     19,232
                                 --------   --------   --------  ---------  ----------  ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     8,623     11,268     18,644     31,086      43,376     55,035
  Annuity Payments.............         0          0          0          0           0          0
  Surrenders, withdrawals
   and death benefits..........   (19,851)    (7,246)   (55,794)    (2,165)    (70,604)   (36,093)
  Net transfers between other
   subaccounts or fixed rate
   option......................    39,621    232,480    383,745   (401,772)    416,552   (202,975)
  Withdrawal and other
   charges.....................    (4,008)      (987)    (5,358)    (5,871)     (7,411)    (6,374)
                                 --------   --------   --------  ---------  ----------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    24,385    235,515    341,237   (378,722)    381,913   (190,407)
                                 --------   --------   --------  ---------  ----------  ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    65,717    232,813    465,756   (557,409)    535,042   (171,175)

NET ASSETS
  Beginning of period..........   358,247    125,434    429,486    986,895     693,261    864,436
                                 --------   --------   --------  ---------  ----------  ---------
  End of period................  $423,964   $358,247   $895,242  $ 429,486  $1,228,303  $ 693,261
                                 ========   ========   ========  =========  ==========  =========

  Beginning units..............    31,509     11,873     78,037    151,835      64,437     87,079
                                 --------   --------   --------  ---------  ----------  ---------
  Units issued.................    29,748     52,852    122,950     84,150      91,091     80,037
  Units redeemed...............   (27,334)   (33,216)   (86,451)  (157,948)    (57,475)  (102,679)
                                 --------   --------   --------  ---------  ----------  ---------
  Ending units.................    33,923     31,509    114,536     78,037      98,053     64,437
                                 ========   ========   ========  =========  ==========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP         PROFUND VP MID-CAP    PROFUND VP MID-CAP      PROFUND VP REAL
     INDUSTRIALS              GROWTH                 VALUE                ESTATE
--------------------   --------------------  --------------------  --------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (2,565)  $  (2,410)  $ (6,297) $  (6,928) $  (6,651)  $ (5,608)  $  4,674  $  (8,599)
        0           0          0          0          0          0          0          0
    5,503         (95)    24,804    (14,522)    40,061     15,163     35,801     56,390
   23,649     (22,957)    27,071    (69,492)    52,309    (45,692)    19,133    (69,755)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   26,588     (25,462)    45,579    (90,942)    85,719    (36,137)    59,608    (21,964)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   20,150     131,749     21,648    119,701     23,607     21,630      6,034     74,968
        0           0          0          0          0          0          0          0
   (7,464)     (6,193)   (38,843)   (53,334)   (19,287)    (9,320)   (12,482)   (10,233)
   60,583    (141,387)    21,766   (225,522)  (106,833)   235,308     60,232   (359,505)
   (2,068)     (1,908)    (2,978)    (2,693)    (2,950)    (2,851)    (3,725)    (3,687)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   71,200     (17,739)     1,594   (161,848)  (105,462)   244,767     50,059   (298,457)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------

   97,788     (43,201)    47,173   (252,790)   (19,743)   208,630    109,667   (320,421)

  170,834     214,035    325,787    578,577    665,093    456,463    386,146    706,567
 --------   ---------   --------  ---------  ---------   --------   --------  ---------
 $268,622   $ 170,834   $372,960  $ 325,787  $ 645,350   $665,093   $495,813  $ 386,146
 ========   =========   ========  =========  =========   ========   ========  =========

   19,305      23,563     31,644     52,417     66,431     46,242     42,775     83,091
 --------   ---------   --------  ---------  ---------   --------   --------  ---------
   17,647      30,292     62,476    109,132     65,545    100,172     47,041     35,675
  (11,580)    (34,550)   (62,227)  (129,905)   (75,490)   (79,983)   (41,972)   (75,991)
 --------   ---------   --------  ---------  ---------   --------   --------  ---------
   25,372      19,305     31,893     31,644     56,486     66,431     47,844     42,775
 ========   =========   ========  =========  =========   ========   ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A44

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                           SUBACCOUNTS
                                ----------------------------------------------------------------
                                PROFUND VP SMALL-CAP  PROFUND VP SMALL-CAP       PROFUND VP
                                       GROWTH                 VALUE          TELECOMMUNICATIONS
                                --------------------  --------------------  --------------------
                                01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
                                    TO         TO         TO         TO         TO         TO
                                12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
                                ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)......................  $ (5,495) $  (6,831) $  (3,874)  $ (3,569)  $  3,269  $   4,993
  Capital gains distributions
   received....................         0        831          0          0          0          0
  Realized gain (loss) on
   shares redeemed.............    22,494    (19,740)    23,917     (1,699)     6,075     (1,637)
  Net change in unrealized
   gain (loss) on
   investments.................    16,201    (52,034)    16,643    (14,895)     9,172    (14,458)
                                 --------  ---------  ---------   --------   --------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    33,200    (77,774)    36,686    (20,163)    18,515    (11,102)
                                 --------  ---------  ---------   --------   --------  ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    11,498    116,710     20,522     27,627      4,526      3,346
  Annuity Payments.............         0          0          0          0          0          0
  Surrenders, withdrawals
   and death benefits..........   (41,605)   (52,325)    (8,927)    (8,176)   (20,824)        (9)
  Net transfers between other
   subaccounts or fixed rate
   option......................     6,942   (131,037)  (137,183)   147,548     79,344   (104,890)
  Withdrawal and other
   charges.....................    (2,453)    (2,554)    (1,396)    (1,429)    (1,208)    (1,046)
                                 --------  ---------  ---------   --------   --------  ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (25,618)   (69,206)  (126,984)   165,570     61,838   (102,599)
                                 --------  ---------  ---------   --------   --------  ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................     7,582   (146,980)   (90,297)   145,407     80,353   (113,701)

NET ASSETS
  Beginning of period..........   403,047    550,027    403,912    258,505    132,597    246,298
                                 --------  ---------  ---------   --------   --------  ---------
  End of period................  $410,629  $ 403,047  $ 313,615   $403,912   $212,950  $ 132,597
                                 ========  =========  =========   ========   ========  =========

  Beginning units..............    36,951     50,538     39,460     25,324     14,600     25,387
                                 --------  ---------  ---------   --------   --------  ---------
  Units issued.................    36,721    104,290     40,787     71,486     20,808     17,644
  Units redeemed...............   (39,814)  (117,877)   (53,091)   (57,350)   (16,990)   (28,431)
                                 --------  ---------  ---------   --------   --------  ---------
  Ending units.................    33,858     36,951     27,156     39,460     18,418     14,600
                                 ========  =========  =========   ========   ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A45

                                  SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------
                       PROFUND VP LARGE-CAP  PROFUND VP LARGE-CAP   AST JENNISON LARGE-CAP
PROFUND VP UTILITIES          GROWTH                 VALUE              VALUE PORTFOLIO
--------------------   --------------------  --------------------  ------------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011  01/01/2012   01/01/2011
    TO          TO         TO         TO         TO         TO          TO           TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011  12/31/2012   12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- -----------  -----------
 $  6,046    $  1,483   $(11,019) $ (11,034) $  (4,455) $  (6,604) $  (650,683) $  (481,154)
        0           0          0          0          0          0            0      129,050
   19,002      11,846     61,711     29,651     38,996    (42,359)     212,339   (2,793,497)
  (34,975)     37,775     26,211    (47,379)    64,426    (40,958)   4,865,798   (2,493,809)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   (9,928)     51,104     76,902    (28,762)    98,966    (89,921)   4,427,453   (5,639,410)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   82,940      63,415     28,955     58,985     37,326     87,706   14,175,878   24,780,520
        0           0          0          0          0          0            0            0
   (5,495)       (342)   (39,620)   (63,979)   (28,238)   (56,894)  (1,077,403)    (395,637)
     (844)    181,656     16,455     52,518    (75,895)   182,086   10,430,652   (9,485,344)
   (4,028)     (2,440)    (6,252)    (4,672)    (5,231)    (4,955)    (447,908)    (232,029)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   72,573     242,289       (462)    42,852    (72,039)   207,943   23,081,220   14,667,510
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------

   62,645     293,393     76,441     14,090     26,927    118,022   27,508,673    9,028,100

  588,644     295,251    690,914    676,824    850,786    732,764   33,837,253   24,809,153
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------
 $651,289    $588,644   $767,355  $ 690,914  $ 877,713  $ 850,786  $61,345,926  $33,837,253
 ========    ========   ========  =========  =========  =========  ===========  ===========

   54,664      36,030     69,496     70,690     97,281     89,036    3,424,716    2,319,311
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------
   53,934      65,007     68,467    102,147    105,343    231,178    5,721,657    5,579,780
  (45,118)    (46,373)   (68,431)  (103,341)  (110,808)  (222,933)  (3,555,917)  (4,474,375)
 --------    --------   --------  ---------  ---------  ---------  -----------  -----------
   63,480      54,664     69,532     69,496     91,816     97,281    5,590,456    3,424,716
 ========    ========   ========  =========  =========  =========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A46

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                                -------------------------------------------------------------------------------
                                 AST JENNISON LARGE-CAP
                                    GROWTH PORTFOLIO       AST BOND PORTFOLIO 2020     AST BOND PORTFOLIO 2017
                                ------------------------  -------------------------  --------------------------
                                 01/01/2012   01/01/2011   01/01/2012   01/01/2011    01/01/2012    01/01/2011
                                     TO           TO           TO           TO            TO            TO
                                 12/31/2012   12/31/2011   12/31/2012   12/31/2011    12/31/2012    12/31/2011
                                -----------  -----------  -----------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $(1,063,799) $  (463,441) $     7,957  $    (66,889) $ (2,760,220) $ (1,380,067)
  Capital gains distributions
   received....................           0            0      428,656     1,536,534             0       356,403
  Realized gain (loss) on
   shares redeemed.............   1,269,498     (954,647)     (88,333)       67,199     3,216,570       739,451
  Net change in unrealized
   gain (loss) on
   investments.................   4,649,763   (1,425,053)    (288,446)       13,305     4,303,808     3,411,695
                                -----------  -----------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............   4,855,462   (2,843,141)      59,834     1,550,149     4,760,158     3,127,482
                                -----------  -----------  -----------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  26,737,609   22,060,185            0            62        23,527             0
  Annuity Payments.............           0            0            0             0             0             0
  Surrenders, withdrawals
   and death benefits..........    (801,365)    (306,409)     (82,357)     (290,634)   (5,976,374)   (2,838,068)
  Net transfers between other
   subaccounts or fixed rate
   option......................  15,723,428   (2,389,885)  (2,990,366)  (14,787,484)  (11,511,305)  168,630,258
  Withdrawal and other
   charges.....................    (548,269)    (175,376)        (621)       (2,730)      (86,258)      (57,543)
                                -----------  -----------  -----------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  41,111,403   19,188,515   (3,073,344)  (15,080,786)  (17,550,410)  165,734,647
                                -----------  -----------  -----------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  45,966,864   16,345,374   (3,013,509)  (13,530,637)  (12,790,252)  168,862,129

NET ASSETS
  Beginning of period..........  32,383,935   16,038,561    3,602,548    17,133,185   173,608,249     4,746,120
                                -----------  -----------  -----------  ------------  ------------  ------------
  End of period................ $78,350,799  $32,383,935  $   589,039  $  3,602,548  $160,817,997  $173,608,249
                                ===========  ===========  ===========  ============  ============  ============

  Beginning units..............   3,023,508    1,477,715      313,789     1,771,066    15,086,505       449,557
                                -----------  -----------  -----------  ------------  ------------  ------------
  Units issued.................   7,344,333    6,022,523       57,546     1,231,594     6,264,253    23,744,431
  Units redeemed...............  (3,868,708)  (4,476,730)    (322,977)   (2,688,871)   (7,754,330)   (9,107,483)
                                -----------  -----------  -----------  ------------  ------------  ------------
  Ending units.................   6,499,133    3,023,508       48,358       313,789    13,596,428    15,086,505
                                ===========  ===========  ===========  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A47

                                    SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                              WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE
                              VT INTERNATIONAL EQUITY     VT OMEGA GROWTH      VT SMALL CAP GROWTH
  AST BOND PORTFOLIO 2021     PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1 PORTFOLIO SHARE CLASS 1
--------------------------    ----------------------  ----------------------  ----------------------
 01/01/2012      01/01/2011   01/01/2012  01/01/2011  01/01/2012  01/01/2011  01/01/2012  01/01/2011
     TO              TO           TO          TO          TO          TO          TO          TO
 12/31/2012      12/31/2011   12/31/2012  12/31/2011  12/31/2012  12/31/2011  12/31/2012  12/31/2011
------------    ------------  ----------  ----------  ----------  ----------  ----------  ----------
$ (3,133,397)   $ (2,372,052) $    (566)  $  (9,022)  $  (20,604) $  (26,631) $  (9,054)  $ (11,453)
   4,227,158               0     39,041      38,520       83,856      13,281     24,017           0
   9,895,521       6,295,875      6,191      23,264       92,943     134,548     32,450      58,190
    (991,896)     14,846,592     25,671    (175,830)      61,665    (203,172)   (13,846)    (88,021)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

   9,997,385      18,770,415     70,337    (123,068)     217,860     (81,974)    33,566     (41,284)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

           0               0         12           0          144           0     53,124      11,422
           0               0          0           0            0      (1,208)         0           0
  (8,023,885)     (4,036,042)  (112,697)   (135,129)    (291,415)   (489,018)  (118,516)   (216,445)
 (43,323,461)    193,199,248     (1,843)    (75,892)     (80,999)    (61,690)   (10,190)    (11,622)
    (122,420)        (82,427)    (1,452)     (1,666)      (4,376)     (5,338)    (1,393)     (1,452)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

 (51,469,766)    189,080,779   (115,980)   (212,687)    (376,647)   (557,254)   (76,975)   (218,097)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------

 (41,472,381)    207,851,194    (45,643)   (335,755)    (158,786)   (639,228)   (43,409)   (259,381)

 232,734,063      24,882,869    648,670     984,425    1,249,300   1,888,528    544,514     803,895
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------
$191,261,682    $232,734,063  $ 603,027   $ 648,670   $1,090,514  $1,249,300  $ 501,105   $ 544,514
============    ============  =========   =========   ==========  ==========  =========   =========

  18,356,147       2,261,043     52,493      68,335      682,604     960,874     47,275      65,643
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------
   7,917,603      30,873,753      1,931       3,338        4,477      56,747      5,623       6,142
 (11,761,987)    (14,778,649)   (10,778)    (19,180)    (184,999)   (335,017)   (11,948)    (24,510)
------------    ------------  ---------   ---------   ----------  ----------  ---------   ---------
  14,511,763      18,356,147     43,646      52,493      502,082     682,604     40,950      47,275
============    ============  =========   =========   ==========  ==========  =========   =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A48

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                 WELLS FARGO ADVANTAGE
                                  VT SMALL CAP VALUE                               AST QUANTITATIVE MODELING
                                PORTFOLIO SHARE CLASS 1  AST BOND PORTFOLIO 2022           PORTFOLIO
                                ----------------------  -------------------------  -------------------------
                                01/01/2012  01/01/2011   01/01/2012   01/03/2011*   01/01/2012   04/29/2011*
                                    TO          TO           TO           TO            TO           TO
                                12/31/2012  12/31/2011   12/31/2012   12/31/2011    12/31/2012   12/31/2011
                                ----------  ----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $   (7,793) $  (13,981) $ (2,368,341) $  (523,180) $ (2,265,686) $  (410,093)
  Capital gains distributions
   received....................          0           0       228,894            0             0            0
  Realized gain (loss) on
   shares redeemed.............     63,495     113,941     3,120,591      781,609       166,379      (28,323)
  Net change in unrealized
   gain (loss) on
   investments.................     97,639    (248,068)    4,139,526    3,313,545    15,077,655   (1,501,336)
                                ----------  ----------  ------------  -----------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............    153,341    (148,108)    5,120,670    3,571,974    12,978,347   (1,939,752)
                                ----------  ----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     54,403          49             0            0    99,661,733   82,822,404
  Annuity Payments.............          0           0             0            0             0            0
  Surrenders, withdrawals
   and death benefits..........   (268,311)   (564,394)   (4,193,611)    (534,212)   (3,915,339)    (424,353)
  Net transfers between other
   subaccounts or fixed rate
   option......................    (45,859)    (29,218)   46,513,222   81,458,818     3,048,006      666,048
  Withdrawal and other
   charges.....................     (4,198)     (5,127)      (59,308)        (313)      (55,266)         (52)
                                ----------  ----------  ------------  -----------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (263,965)   (598,690)   42,260,304   80,924,293    98,739,134   83,064,047
                                ----------  ----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (110,624)   (746,798)   47,380,973   84,496,267   111,717,481   81,124,295

NET ASSETS
  Beginning of period..........  1,409,239   2,156,037    84,496,267            0    81,124,295            0
                                ----------  ----------  ------------  -----------  ------------  -----------
  End of period................ $1,298,615  $1,409,239  $131,877,240  $84,496,267  $192,841,776  $81,124,295
                                ==========  ==========  ============  ===========  ============  ===========

  Beginning units..............    130,611     182,670     7,050,755            0     9,115,978            0
                                ----------  ----------  ------------  -----------  ------------  -----------
  Units issued.................      8,818       7,388     9,133,198   10,939,930    11,547,212    9,571,626
  Units redeemed...............    (32,357)    (59,447)   (5,550,625)  (3,889,175)   (1,193,893)    (455,648)
                                ----------  ----------  ------------  -----------  ------------  -----------
  Ending units.................    107,072     130,611    10,633,328    7,050,755    19,469,297    9,115,978
                                ==========  ==========  ============  ===========  ============  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A49

                                         SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                  WELLS FARGO ADVANTAGE                               AST NEUBERGER BERMAN
AST BLACKROCK GLOBAL STRATEGIES      VT OPPORTUNITY       AST PRUDENTIAL CORE BOND         CORE BOND
          PORTFOLIO                  FUND - CLASS 1              PORTFOLIO                 PORTFOLIO
------------------------------   ----------------------  -------------------------  -----------------------
  01/01/2012       04/29/2011*   01/01/2012  08/26/2011*  01/01/2012   10/31/2011*   01/01/2012  10/31/2011*
      TO               TO            TO          TO           TO           TO            TO          TO
  12/31/2012       12/31/2011    12/31/2012  12/31/2011   12/31/2012   12/31/2011    12/31/2012  12/31/2011
--------------    ------------   ----------  ----------- ------------  -----------  -----------  -----------
$  (14,288,942)   $ (8,573,981)  $  (15,925) $   (8,075) $   (821,712) $   (13,496) $  (379,726) $   (6,875)
             0               0          447           0       101,685            0       15,374           0
      (335,717)     (7,687,566)      37,100       2,455       483,478         (136)     209,269      (2,189)
   113,425,282     (43,928,385)     162,898      68,169     2,754,490       90,392      733,850      32,187
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

    98,800,623     (60,189,932)     184,521      62,549     2,517,940       76,760      578,767      23,123
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

   445,948,202     253,055,390      183,836          10    74,144,865    4,956,253   18,671,882   2,439,712
      (790,834)       (224,690)           0           0             0            0            0           0
   (63,151,067)    (40,482,449)    (208,627)    (72,345)   (1,111,769)     (14,011)    (465,278)     (5,109)
    98,331,863     665,067,409        4,533   1,351,211    46,409,263    6,022,443   14,656,618   1,849,594
    (7,109,048)     (1,196,754)      (2,699)       (833)     (513,939)      (2,190)    (210,176)     (1,585)
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

   473,229,116     876,218,906      (22,958)  1,278,043   118,928,420   10,962,495   32,653,046   4,282,612
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------

   572,029,738     816,028,974      161,563   1,340,592   121,446,361   11,039,255   33,231,813   4,305,735

   816,028,974               0    1,340,592           0    11,039,255            0    4,305,735           0
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------
$1,388,058,712    $816,028,974   $1,502,155  $1,340,592  $132,485,616  $11,039,255  $37,537,548  $4,305,735
==============    ============   ==========  ==========  ============  ===========  ===========  ==========

    89,095,942               0      125,255           0     1,096,258            0      427,636           0
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------
    69,600,719     106,540,937       17,914     133,947    15,235,030    1,194,460    5,446,881     550,029
   (21,031,350)    (17,444,995)     (19,840)     (8,692)   (3,880,544)     (98,202)  (2,257,218)   (122,393)
--------------    ------------   ----------  ----------  ------------  -----------  -----------  ----------
   137,665,311      89,095,942      123,329     125,255    12,450,744    1,096,258    3,617,299     427,636
==============    ============   ==========  ==========  ============  ===========  ===========  ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A50

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                             SUBACCOUNTS
                                ---------------------------------------------------------------------
                                                AST FRANKLIN        AST           AST
                                                 TEMPLETON     NEW DISCOVERY WESTERN ASSET   AST MFS
                                               FOUNDING FUNDS      ASSET       EMERGING     LARGE-CAP
                                   AST BOND      ALLOCATION     ALLOCATION   MARKETS DEBT     VALUE
                                PORTFOLIO 2023   PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                -------------- --------------  ------------- ------------- -----------
                                  01/3/2012*    04/30/2012*     04/30/2012*   04/20/2012*  04/20/2012*
                                      TO             TO             TO            TO           TO
                                  12/31/2012     12/31/2012     12/31/2012    12/31/2012   12/31/2012
                                -------------- --------------  ------------- ------------- -----------
OPERATIONS
  Net investment income
   (loss)......................  $  (186,387)  $  (11,309,836) $   (287,082)   $   (779)   $   (2,712)
  Capital gains distributions
   received....................            0                0             0           0             0
  Realized gain (loss) on
   shares redeemed.............       71,311       (5,507,083)     (880,410)        180         2,247
  Net change in unrealized
   gain (loss) on
   investments.................      184,290       44,700,693     6,288,038       6,575        14,137
                                 -----------   --------------  ------------    --------    ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS.............       69,214       27,883,774     5,120,546       5,976        13,671
                                 -----------   --------------  ------------    --------    ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................          281      285,762,385    67,693,779     301,785       227,272
  Annuity Payments.............            0                0             0           0             0
  Surrenders, withdrawals
   and death benefits..........     (656,092)     (11,663,365)   (1,857,561)     (2,958)         (316)
  Net transfers between other
   subaccounts or fixed rate
   option......................   32,759,286    2,141,109,665   118,319,829     108,867       809,196
  Withdrawal and other
   charges.....................         (101)      (6,516,987)     (772,960)          0        (1,212)
                                 -----------   --------------  ------------    --------    ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   32,103,374    2,408,691,698   183,383,086     407,694     1,034,940
                                 -----------   --------------  ------------    --------    ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   32,172,587    2,436,575,472   188,503,632     413,670     1,048,612

NET ASSETS
  Beginning of period..........            0                0             0           0             0
                                 -----------   --------------  ------------    --------    ----------
  End of period................  $32,172,587   $2,436,575,472  $188,503,632    $413,670    $1,048,612
                                 ===========   ==============  ============    ========    ==========

  Beginning units..............            0                0             0           0             0
                                 -----------   --------------  ------------    --------    ----------
  Units issued.................    3,453,763      257,603,675    24,024,640      42,159       140,382
  Units redeemed...............     (352,658)     (30,937,057)   (5,769,135)     (2,369)      (37,608)
                                 -----------   --------------  ------------    --------    ----------
  Ending units.................    3,101,105      226,666,618    18,255,505      39,790       102,774
                                 ===========   ==============  ============    ========    ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A51

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Preferred, Discovery Select, Discovery Choice, Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement X, B, L, C Series, Prudential Premier Advisor and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and fourteen subaccounts within the Account, of which one hundred and seventeen had activity during 2012. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust (collectively the "Series Fund") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:

Invesco V.I. Core Equity Fund
AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Goldman Sachs Large-Cap Value Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST American Century Income & Growth Portfolio**
AST Schroders Multi-Asset World Strategies Portfolio
AST Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST BlackRock Value Portfolio
AST High Yield Portfolio
AST Federated Aggressive Growth Portfolio
AST Mid-Cap Value Portfolio
AST Small-Cap Value Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST International Value Portfolio
AST MFS Global Equity Portfolio
AST JPMorgan International Equity Portfolio
AST T. Rowe Price Global Bond Portfolio
AST International Growth Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Advanced Strategies Portfolio

                                      A52

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 1: GENERAL (CONTINUED)

AST Schroders Global Tactical Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST Investment Grade Bond Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Bond Portfolio 2020
AST Jennison Large-Cap Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2017
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
Davis Value Portfolio
Prudential SP International Value Portfolio
Prudential Diversified Bond Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential Value Portfolio
Prudential Equity Portfolio
Prudential Jennison 20/20 Focus Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund**
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Janus Aspen Janus Portfolio - Service Shares
Prudential SP International Growth Portfolio
Prudential Jennison Portfolio
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Overseas Portfolio - Institutional Shares
NVIT Developing Markets Fund
MFS(R) Growth Series - Initial Class
MFS(R) Research Series -
  Initial Class
Prudential Money Market Portfolio
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Prudential Small Capitalization Stock Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT International Equity Portfolio Share Class 1 Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1

        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2012 as net transfers between subaccounts. The transfers occurred as follows:

                                                     PRELIMINARY UNAUDITED
                          ---------------------------------------------------------------------------
                                    REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
MAY 04, 2012              ------------------------------------- -------------------------------------
                                  AST AMERICAN CENTURY                 AST NEW DISCOVERY ASSET
                                INCOME & GROWTH PORTFOLIO               ALLOCATION PORTFOLIO
                          ------------------------------------- -------------------------------------
Shares Outstanding.......                 8,445,845                            12,031,830
Value....................            $        14.25                        $        10.00
Net assets before merger.            $  170,353,295                        $      942,453
Net assets after merger..            $            0                        $  121,251,129

                                    REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
SEPTEMBER 21, 2012        ------------------------------------- -------------------------------------
                          FRANKLIN TEMPLETON VIP FOUNDING FUNDS AST FRANKLIN TEMPLETON FOUNDING FUNDS
                                     ALLOCATION FUND                    ALLOCATION PORTFOLIO
                          ------------------------------------- -------------------------------------
Shares Outstanding.......               255,666,742                           198,971,352
Value....................            $         8.36                        $        10.74
Net assets before merger.            $2,137,143,863                        $  221,223,083
Net assets after merger..            $            0                        $2,358,175,400

                                      A53

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        Effective January 1, 2012, the Account adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 3. Adoption of this guidance did not have a material effect on the Account's net assets or results of operations.

        Certain prior year numbers have been restated to conform with current year presentation.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the

                                      A54

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 3: FAIR VALUE (CONTINUED)

        asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2012, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2012, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of Series Fund, and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 fund balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2012, are presented below.

                                                                       PRELIMINARY UNAUDITED
                                                                       ---------------------
Proprietary Funds (AST & PruSeries)...................................    $60,912,437,571
Invesco V.I. Core Equity Fund.........................................    $    85,179,978
AllianceBernstein VPS Large Cap Growth Portfolio Class B..............    $     5,274,054
Davis Value Portfolio.................................................    $    26,877,517
Prudential High Yield Bond Portfolio..................................    $   215,814,395
Janus Aspen Janus Portfolio - Service Shares..........................    $    10,868,128
Janus Aspen Janus Portfolio - Institutional Shares....................    $    55,619,843
Janus Aspen Overseas Portfolio - Institutional Shares.................    $    95,789,817
NVIT Developing Markets Fund..........................................    $    13,170,440
ProFund VP Consumer Services..........................................    $       176,975
ProFund VP Consumer Goods Portfolio...................................    $       423,964
ProFund VP Financials.................................................    $       895,242
ProFund VP Health Care................................................    $     1,228,303
ProFund VP Industrials................................................    $       268,622
ProFund VP Mid-Cap Growth.............................................    $       372,960
ProFund VP Mid-Cap Value..............................................    $       645,350
ProFund VP Real Estate................................................    $       495,813
ProFund VP Small-Cap Growth...........................................    $       410,629
ProFund VP Small-Cap Value............................................    $       313,615
ProFund VP Telecommunications.........................................    $       212,950
ProFund VP Utilities..................................................    $       651,289
ProFund VP Large-Cap Growth...........................................    $       767,355
ProFund VP Large-Cap Value............................................    $       877,713
Wells Fargo Advantage VT International Equity Portfolio Share Class 1.    $       603,027
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1.........    $     1,090,514
Wells Fargo Advantage VT Opportunity Fund - Class 1...................    $     1,502,155
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1.....    $       501,105
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1......    $     1,298,615

        During the twelve months ended December 31, 2012, there were no transfers between Level 1 and Level 2.

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                                      A55

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 5: PURCHASES AND SALES OF INVESTMENTS


        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2012

                                                                  PRELIMINARY UNAUDITED
                                                               ---------------------------
                                                                 PURCHASES       SALES
                                                               -------------- ------------
Prudential Money Market Portfolio............................. $   37,806,944 $ 68,087,610
Prudential Diversified Bond Portfolio......................... $    2,190,948 $ 26,841,140
Prudential Equity Portfolio................................... $    1,325,946 $ 29,476,635
Prudential Flexible Managed Portfolio......................... $       69,515 $  1,877,092
Prudential Conservative Balanced Portfolio.................... $       72,203 $  2,865,140
Prudential Value Portfolio.................................... $    1,844,860 $ 46,770,638
Prudential High Yield Bond Portfolio.......................... $    8,091,377 $ 41,229,256
Prudential Natural Resources Portfolio........................ $      210,525 $  1,946,650
Prudential Stock Index Portfolio.............................. $    3,122,939 $ 44,594,109
Prudential Global Portfolio................................... $    1,131,836 $ 10,344,162
Prudential Jennison Portfolio................................. $    2,522,611 $ 43,124,437
Prudential Small Capitalization Stock Portfolio............... $      499,199 $  8,064,981
T. Rowe Price International Stock Portfolio................... $      302,977 $  3,024,674
T. Rowe Price Equity Income Portfolio......................... $      945,566 $  9,091,453
Invesco V.I. Core Equity Fund................................. $      101,032 $ 12,823,634
Janus Aspen Janus Portfolio - Institutional Shares............ $      575,115 $  7,227,962
Janus Aspen Overseas Portfolio - Institutional Shares......... $      616,371 $ 14,050,548
MFS(R) Research Series - Initial Class........................ $      861,558 $  2,953,239
MFS(R) Growth Series - Initial Class.......................... $      386,877 $  7,240,390
American Century VP Value Fund................................ $      187,376 $  3,762,316
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2. $      181,400 $  3,562,411
Prudential Jennison 20/20 Focus Portfolio..................... $    1,796,718 $  8,097,501
Davis Value Portfolio......................................... $       67,081 $  4,943,477
AllianceBernstein VPS Large Cap Growth Portfolio Class B...... $      997,827 $    990,846
Prudential SP Small Cap Value Portfolio....................... $    1,145,533 $ 19,499,772
Janus Aspen Janus Portfolio - Service Shares.................. $      460,060 $  2,329,938
Prudential SP Prudential U.S. Emerging Growth Portfolio....... $    2,521,377 $ 26,293,531
Prudential SP International Growth Portfolio.................. $    1,214,673 $  8,674,430
Prudential SP International Value Portfolio................... $    1,506,693 $  8,003,018
AST Goldman Sachs Large-Cap Value Portfolio................... $   77,594,017 $ 37,127,816
AST American Century Income & Growth Portfolio................ $   43,655,689 $125,272,402
AST Schroders Multi-Asset World Strategies Portfolio.......... $1,214,608,998 $618,391,734
AST Cohen & Steers Realty Portfolio........................... $  115,485,789 $ 45,810,292
AST J.P. Morgan Strategic Opportunities Portfolio............. $  611,637,683 $160,300,432
AST BlackRock Value Portfolio................................. $   81,954,918 $ 30,718,730
AST High Yield Portfolio...................................... $  139,179,462 $ 54,632,288
AST Federated Aggressive Growth Portfolio..................... $   92,336,139 $ 48,318,853
AST Mid-Cap Value Portfolio................................... $   51,580,944 $ 26,072,288
AST Small-Cap Value Portfolio................................. $   45,387,331 $ 26,193,528
AST Goldman Sachs Concentrated Growth Portfolio............... $   79,140,465 $ 36,340,991
AST Goldman Sachs Mid-Cap Growth Portfolio.................... $  126,763,962 $ 58,858,346
AST Large-Cap Value Portfolio................................. $  137,727,778 $ 30,619,021
AST Lord Abbett Core Fixed Income Portfolio................... $  331,005,968 $ 85,148,949
AST Marsico Capital Growth Portfolio.......................... $  118,831,366 $ 56,017,306
AST MFS Growth Portfolio...................................... $   59,966,661 $ 26,374,837
AST Neuberger Berman Mid-Cap Growth Portfolio................. $  131,760,195 $ 53,469,034
AST Neuberger Berman / LSV Mid-Cap Value Portfolio............ $   86,422,730 $ 48,175,339
AST PIMCO Limited Maturity Bond Portfolio..................... $  110,501,495 $ 64,755,329
AST T. Rowe Price Equity Income Portfolio..................... $  162,021,934 $ 27,278,707
AST QMA US Equity Alpha Portfolio............................. $   53,465,844 $ 20,537,018
AST T. Rowe Price Natural Resources Portfolio................. $  199,757,436 $111,564,076
AST T. Rowe Price Asset Allocation Portfolio.................. $2,901,100,812 $673,851,000
AST MFS Global Equity Portfolio............................... $  123,200,479 $ 48,861,006

                                      A56

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 5: PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                            PRELIMINARY UNAUDITED
                                                                       -------------------------------
                                                                          PURCHASES         SALES
                                                                       --------------- ---------------
AST JPMorgan International Equity Portfolio........................... $    96,544,694 $    51,523,531
AST T. Rowe Price Global Bond Portfolio............................... $   108,984,872 $    34,323,234
AST Wellington Management Hedged Equity Portfolio..................... $   374,884,863 $    75,701,988
AST Capital Growth Asset Allocation Portfolio......................... $ 2,431,458,037 $ 1,303,113,296
AST Academic Strategies Asset Allocation Portfolio.................... $ 1,739,709,349 $   931,769,340
AST Balanced Asset Allocation Portfolio............................... $ 2,114,436,782 $   946,863,683
AST Preservation Asset Allocation Portfolio........................... $ 1,374,029,749 $   290,724,356
AST First Trust Balanced Target Portfolio............................. $ 1,324,042,018 $   438,861,355
AST First Trust Capital Appreciation Target Portfolio................. $ 1,872,894,088 $   775,432,971
AST Advanced Strategies Portfolio..................................... $ 2,375,567,103 $   690,739,105
AST T. Rowe Price Large-Cap Growth Portfolio.......................... $   227,718,936 $   100,956,044
AST Money Market Portfolio............................................ $   262,384,339 $   258,329,433
AST Small-Cap Growth Portfolio........................................ $    92,446,771 $    61,089,807
AST PIMCO Total Return Bond Portfolio................................. $ 1,069,967,480 $   378,670,450
AST International Value Portfolio..................................... $    42,712,477 $    24,124,394
AST International Growth Portfolio.................................... $   108,228,633 $    25,039,254
NVIT Developing Markets Fund.......................................... $     1,090,311 $     3,874,651
AST Investment Grade Bond Portfolio................................... $10,185,991,627 $15,065,336,614
AST Western Asset Core Plus Bond Portfolio............................ $   233,820,262 $   100,774,343
AST Bond Portfolio 2018............................................... $    58,716,015 $    74,481,746
AST Bond Portfolio 2019............................................... $    26,364,757 $     8,431,523
AST Global Real Estate Portfolio...................................... $    49,822,168 $    16,742,487
AST Parametric Emerging Markets Equity Portfolio...................... $   156,721,610 $    86,895,218
Franklin Templeton VIP Founding Funds Allocation Fund................. $ 1,060,716,113 $ 2,625,577,927
AST Goldman Sachs Small-Cap Value Portfolio........................... $   131,864,193 $    57,467,202
AST Schroders Global Tactical Portfolio............................... $ 1,366,490,961 $   501,397,393
AST CLS Moderate Asset Allocation Portfolio........................... $ 1,431,050,165 $   415,890,625
AST J.P. Morgan Global Thematic Portfolio............................. $   980,919,504 $   369,890,545
AST Horizon Moderate Asset Allocation Portfolio....................... $   795,618,793 $   268,470,824
AST FI Pyramis(R) Asset Allocation Portfolio.......................... $   890,473,753 $   278,241,155
ProFund VP Consumer Services.......................................... $       140,695 $       113,725
ProFund VP Consumer Goods Portfolio................................... $       271,214 $       252,092
ProFund VP Financials................................................. $       815,671 $       485,356
ProFund VP Health Care................................................ $       833,261 $       466,440
ProFund VP Industrials................................................ $       175,489 $       107,560
ProFund VP Mid-Cap Growth............................................. $       618,182 $       622,885
ProFund VP Mid-Cap Value.............................................. $       651,033 $       764,278
ProFund VP Real Estate................................................ $       389,637 $       347,865
ProFund VP Small-Cap Growth........................................... $       367,136 $       398,249
ProFund VP Small-Cap Value............................................ $       418,112 $       548,969
ProFund VP Telecommunications......................................... $       165,642 $       106,198
ProFund VP Utilities.................................................. $       512,596 $       447,758
ProFund VP Large-Cap Growth........................................... $       624,597 $       636,729
ProFund VP Large-Cap Value............................................ $       987,247 $     1,071,686
AST Jennison Large-Cap Value Portfolio................................ $    45,951,780 $    23,756,140
AST Jennison Large-Cap Growth Portfolio............................... $    66,183,631 $    26,136,028
AST Bond Portfolio 2020............................................... $       625,491 $     3,728,945
AST Bond Portfolio 2017............................................... $    65,758,975 $    86,898,632
AST Bond Portfolio 2021............................................... $    77,894,372 $   134,088,919
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $        33,567 $       159,747
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $        16,757 $       414,008
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $        68,994 $       155,023
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $       112,480 $       398,603
AST Bond Portfolio 2022............................................... $    94,296,329 $    54,437,360
AST Quantitative Modeling Portfolio................................... $   100,340,141 $     3,921,743
AST BlackRock Global Strategies Portfolio............................. $   581,209,678 $   127,615,501
Wells Fargo Advantage VT Opportunity Fund-Class 1..................... $       216,823 $       263,624

                                      A57

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 5: PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               PRELIMINARY UNAUDITED
                                                            ---------------------------
                                                              PURCHASES       SALES
                                                            -------------- ------------
AST Prudential Core Bond Portfolio......................... $  140,674,223 $ 22,668,785
AST Neuberger Berman Core Bond Portfolio................... $   47,269,426 $ 15,055,339
AST Bond Portfolio 2023.................................... $   35,063,197 $  3,146,211
AST Franklin Templeton Founding Funds Allocation Portfolio. $2,630,908,782 $233,526,920
AST New Discovery Asset Allocation Portfolio............... $  214,591,120 $ 32,763,979
AST Western Asset Emerging Markets Debt Portfolio.......... $      421,461 $     14,545
AST MFS Large-Cap Value Portfolio.......................... $    1,406,302 $    374,073

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into an agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Fund has distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Fund. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Fund. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Fund. The Investment Managers have agreed to reimburse certain portfolios of the Series Fund the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Stock Index Portfolio. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Fund.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

                                      A58

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)


        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                                              PRELIMINARY UNAUDITED
                   ------------------------------------------------------------------------------    -------
                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                            PRUDENTIAL MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  149,308 $0.98047 to  $10.12341 $177,543   0.01%    1.00%  to   2.10%   -2.05% to   -0.98%
December 31, 2011  171,807 $0.99939 to  $10.22387 $207,800   0.02%    1.00%  to   2.10%   -2.03% to   -0.96%
December 31, 2010  198,480 $1.01818 to  $10.32322 $242,080   0.03%    1.00%  to   2.45%   -2.36% to   -0.96%
December 31, 2009  193,139 $1.03827 to  $10.51904 $228,214   0.44%    1.00%  to   2.10%   -1.91% to   -0.60%
December 31, 2008  322,560 $1.05484 to  $10.69759 $382,009   2.58%    1.00%  to   2.45%    0.19% to    1.63%

                                          PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   93,666 $2.02539 to  $ 2.45301 $229,314   4.39%    1.35%  to   1.65%    8.88% to    9.20%
December 31, 2011  102,710 $1.86014 to  $ 2.24741 $230,380   4.29%    1.35%  to   1.65%    5.78% to    6.08%
December 31, 2010  114,526 $1.75857 to  $ 2.11964 $242,277   4.20%    1.35%  to   1.65%    8.78% to    9.10%
December 31, 2009  127,376 $1.61669 to  $ 1.94392 $247,133   4.69%    1.35%  to   1.65%   18.56% to   18.91%
December 31, 2008  144,786 $1.36361 to  $ 1.63556 $236,342   5.11%    1.35%  to   1.65%   -5.02% to   -4.74%

                                               PRUDENTIAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   90,862 $1.28661 to  $ 2.19998 $184,958   0.60%    1.35%  to   2.00%   11.45% to   12.17%
December 31, 2011  103,849 $1.15047 to  $ 1.96226 $188,373   0.68%    1.35%  to   2.00%   -5.36% to   -4.75%
December 31, 2010  120,853 $1.21137 to  $ 2.06117 $229,570   0.79%    1.35%  to   2.00%    9.71% to   10.41%
December 31, 2009  137,058 $1.10036 to  $ 1.86775 $236,025   1.60%    1.35%  to   2.00%   35.47% to   36.32%
December 31, 2008  155,514 $0.80955 to  $ 1.37073 $197,063   1.44%    1.35%  to   2.00%  -39.37% to  -38.98%

                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012    6,313 $2.13628 to  $ 2.13628 $ 13,487   1.92%    1.40%  to   1.40%   11.80% to   11.80%
December 31, 2011    7,096 $1.91077 to  $ 1.91077 $ 13,559   1.97%    1.40%  to   1.40%    2.90% to    2.90%
December 31, 2010    7,982 $1.85698 to  $ 1.85698 $ 14,822   2.24%    1.40%  to   1.40%   10.48% to   10.48%
December 31, 2009    9,162 $1.68077 to  $ 1.68077 $ 15,399   3.51%    1.40%  to   1.40%   18.30% to   18.30%
December 31, 2008   10,713 $1.42078 to  $ 1.42078 $ 15,220   2.99%    1.40%  to   1.40%  -25.86% to  -25.86%

                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012    9,349 $2.09636 to  $ 2.09636 $ 19,598   2.09%    1.40%  to   1.40%    9.69% to    9.69%
December 31, 2011   10,584 $1.91117 to  $ 1.91117 $ 20,228   2.28%    1.40%  to   1.40%    3.16% to    3.16%
December 31, 2010   12,140 $1.85264 to  $ 1.85264 $ 22,491   2.45%    1.40%  to   1.40%   10.20% to   10.20%
December 31, 2009   14,098 $1.68120 to  $ 1.68120 $ 23,701   3.77%    1.40%  to   1.40%   18.36% to   18.36%
December 31, 2008   16,534 $1.42042 to  $ 1.42042 $ 23,485   3.49%    1.40%  to   1.40%  -22.49% to  -22.49%

                                               PRUDENTIAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  133,540 $1.42920 to  $ 2.83999 $276,927   0.98%    1.35%  to   2.00%   12.37% to   13.09%
December 31, 2011  154,555 $1.27064 to  $ 2.51241 $283,061   1.02%    1.35%  to   2.00%   -7.43% to   -6.83%
December 31, 2010  180,228 $1.37128 to  $ 2.69800 $353,298   0.99%    1.35%  to   2.00%   11.63% to   12.34%
December 31, 2009  112,546 $1.22726 to  $10.34659 $228,866   2.07%    1.35%  to   2.00%   38.67% to   40.04%
December 31, 2008  129,517 $0.88118 to  $ 1.71665 $188,188   1.86%    1.35%  to   2.00%  -43.43% to  -43.07%

                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   53,646 $1.95903 to  $13.63244 $215,814   6.92%    1.35%  to   2.00%   12.18% to   12.90%
December 31, 2011   59,815 $1.74036 to  $12.08103 $219,331   7.45%    1.35%  to   2.50%    2.54% to    3.69%
December 31, 2010   67,908 $1.68340 to  $11.65524 $244,422   8.32%    1.35%  to   2.60%   11.16% to   12.53%
December 31, 2009   77,867 $1.50037 to  $10.36252 $250,477   5.55%    1.35%  to   2.00%    3.33% to   45.21%
December 31, 2008   74,439 $1.03639 to  $ 1.28867 $ 95,747   8.53%    1.35%  to   1.65%  -23.54% to  -23.32%

                                      A59

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- --------------------  -------- ---------- -----------------  ------------------
                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    1,128 $7.15524 to  $7.15524 $  8,075   0.47%    1.40%  to   1.40%   -3.82% to   -3.82%
December 31, 2011    1,345 $7.43963 to  $7.43963 $ 10,005   0.19%    1.40%  to   1.40%  -20.15% to  -20.15%
December 31, 2010    1,685 $9.31742 to  $9.31742 $ 15,700   0.43%    1.40%  to   1.40%   26.22% to   26.22%
December 31, 2009    1,900 $7.38206 to  $7.38206 $ 14,027   0.72%    1.40%  to   1.40%   74.66% to   74.66%
December 31, 2008    2,069 $4.22664 to  $4.22664 $  8,745   0.79%    1.40%  to   1.40%  -53.65% to  -53.65%

                                            PRUDENTIAL STOCK INDEX PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  148,556 $0.98286 to  $2.24908 $276,210   1.71%    1.35%  to   2.00%   13.40% to   14.14%
December 31, 2011  169,900 $0.86409 to  $1.97156 $276,321   1.62%    1.35%  to   2.00%   -0.05% to    0.60%
December 31, 2010  197,334 $0.86195 to  $1.96089 $318,094   1.77%    1.35%  to   2.00%   12.34% to   13.06%
December 31, 2009  224,226 $0.76501 to  $1.73514 $319,014   2.82%    1.35%  to   2.00%   23.61% to   24.41%
December 31, 2008  252,566 $0.61713 to  $1.39552 $288,792   2.26%    1.35%  to   2.00%  -38.18% to  -37.77%

                                              PRUDENTIAL GLOBAL PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   34,277 $0.91935 to  $2.00744 $ 59,622   1.61%    1.35%  to   2.00%   15.21% to   15.95%
December 31, 2011   39,339 $0.79560 to  $1.73216 $ 59,072   1.57%    1.35%  to   2.00%   -8.80% to   -8.21%
December 31, 2010   45,509 $0.86969 to  $1.88807 $ 74,473   1.58%    1.35%  to   2.00%   10.53% to   11.24%
December 31, 2009   51,131 $0.78450 to  $1.69810 $ 74,998   2.91%    1.35%  to   2.00%   28.83% to   29.64%
December 31, 2008   57,722 $0.60723 to  $1.31055 $ 65,031   1.82%    1.35%  to   2.00%  -44.04% to  -43.68%

                                             PRUDENTIAL JENNISON PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  136,588 $0.81992 to  $2.39067 $264,878   0.16%    1.35%  to   2.00%   13.89% to   14.63%
December 31, 2011  156,398 $0.71775 to  $2.08665 $263,805   0.30%    1.35%  to   2.00%   -1.67% to   -1.03%
December 31, 2010  182,468 $0.72779 to  $2.10942 $309,345   0.44%    1.35%  to   2.00%    9.76% to   10.46%
December 31, 2009  193,983 $0.66114 to  $1.91072 $302,738   0.68%    1.35%  to   2.00%   40.23% to   41.12%
December 31, 2008  223,476 $0.47008 to  $1.35460 $246,262   0.52%    1.35%  to   2.00%  -38.51% to  -38.11%

                                    PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   16,924 $2.40521 to  $3.64564 $ 53,499   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   19,186 $2.10724 to  $3.18624 $ 53,031   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   22,234 $2.13000 to  $3.21282 $ 62,028   0.82%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   24,533 $1.71932 to  $2.58701 $ 55,161   1.86%    1.35%  to   1.65%   23.16% to   23.51%
December 31, 2008   28,369 $1.39606 to  $2.09568 $ 51,677   1.16%    1.35%  to   1.65%  -32.16% to  -31.96%

                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   14,599 $1.08327 to  $1.48263 $ 21,529   1.22%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   16,365 $0.92976 to  $1.26936 $ 20,660   1.48%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   18,469 $1.08424 to  $1.47671 $ 27,104   0.93%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   19,690 $0.96293 to  $1.30828 $ 25,610   2.73%    1.35%  to   1.65%   49.91% to   50.37%
December 31, 2008   21,047 $0.64232 to  $0.87049 $ 18,227   1.89%    1.35%  to   1.65%  -49.54% to  -49.39%

                                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012   28,067 $1.55020 to  $2.40943 $ 67,182   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011   31,233 $1.34518 to  $2.08566 $ 64,734   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   34,755 $1.37716 to  $2.13003 $ 73,513   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   38,561 $1.21705 to  $1.87780 $ 71,894   2.00%    1.35%  to   1.65%   23.56% to   23.93%
December 31, 2008   43,431 $0.98503 to  $1.51606 $ 65,377   2.30%    1.35%  to   1.65%  -37.15% to  -36.96%

                                             INVESCO V.I. CORE EQUITY FUND
                   -------------------------------------------------------------------------------------
December 31, 2012   43,198 $1.05048 to  $2.00552 $ 85,180   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011   49,252 $0.93773 to  $1.78573 $ 86,494   0.94%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010   56,457 $0.95379 to  $1.81190 $100,796   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009   64,231 $0.88500 to  $1.67706 $106,158   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008   72,675 $0.70126 to  $1.32547 $ 95,030   2.04%    1.35%  to   1.65%  -31.28% to  -31.08%

                                  JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   -------------------------------------------------------------------------------------
December 31, 2012   31,863 $0.85244 to  $1.77801 $ 55,620   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011   35,341 $0.73068 to  $1.52032 $ 52,765   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010   40,445 $0.78421 to  $1.62786 $ 64,687   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009   45,286 $0.69604 to  $1.44140 $ 64,093   0.53%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008   51,812 $0.51888 to  $1.07198 $ 54,523   0.73%    1.35%  to   1.65%  -40.70% to  -40.53%

                                      A60

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  -------- ---------- -----------------  ------------------
                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2012  28,534 $1.88205 to  $3.40535 $ 95,790   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011  32,274 $1.68615 to  $3.04341 $ 96,776   0.47%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  37,127 $2.52677 to  $4.54962 $166,661   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009  42,555 $2.04970 to  $3.68158 $154,549   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008  48,523 $1.16037 to  $2.07911 $ 99,657   1.20%    1.35%  to   1.65%  -52.89% to  -52.75%

                                        MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2012   9,422 $1.15583 to  $1.87950 $ 17,640   0.80%    1.35%  to   1.65%   15.36% to   15.72%
December 31, 2011  10,468 $1.00196 to  $1.62522 $ 16,928   0.85%    1.35%  to   1.65%   -2.07% to   -1.78%
December 31, 2010  11,770 $1.02309 to  $1.65543 $ 19,367   0.94%    1.35%  to   1.65%   14.02% to   14.36%
December 31, 2009  13,511 $0.89726 to  $1.44843 $ 19,464   1.49%    1.35%  to   1.65%   28.43% to   28.80%
December 31, 2008  15,464 $0.69863 to  $1.12501 $ 17,310   0.54%    1.35%  to   1.65%  -37.13% to  -36.94%

                                         MFS(R) GROWTH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2012  27,447 $1.02455 to  $1.91698 $ 52,206   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  30,886 $0.88728 to  $1.65595 $ 50,595   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  35,471 $0.90488 to  $1.68460 $ 59,323   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  40,132 $0.79756 to  $1.48114 $ 59,016   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008  45,316 $0.58889 to  $1.09086 $ 49,106   0.23%    1.35%  to   1.65%  -38.43% to  -38.25%

                                            AMERICAN CENTURY VP VALUE FUND
                   ------------------------------------------------------------------------------------
December 31, 2012  10,985 $1.84301 to  $2.23925 $ 24,485   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  12,509 $1.63512 to  $1.98177 $ 24,681   2.03%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  13,742 $1.64535 to  $1.98934 $ 27,219   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  15,043 $1.47454 to  $1.77852 $ 26,635   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008  17,240 $1.25041 to  $1.50461 $ 25,826   2.56%    1.35%  to   1.65%  -27.97% to  -27.75%

                            FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2012  13,253 $1.11808 to  $1.94109 $ 25,079   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  14,860 $1.02535 to  $1.77574 $ 25,731   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  16,566 $1.09508 to  $1.89197 $ 30,563   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  17,918 $0.87224 to  $1.50320 $ 26,268   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008  19,232 $0.61753 to  $1.06167 $ 19,939   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  25,911 $1.70567 to  $1.81563 $ 46,983   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  29,076 $1.56151 to  $1.65810 $ 48,160   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  32,078 $1.65622 to  $1.75443 $ 56,225   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  35,692 $1.56131 to  $1.64969 $ 58,835   0.48%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008  38,183 $1.00550 to  $1.05981 $ 40,440   0.56%    1.35%  to   1.65%  -40.14% to  -39.96%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  23,262 $1.12101 to  $1.16370 $ 26,878   1.57%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011  27,280 $1.00779 to  $1.04304 $ 28,266   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  31,083 $1.06904 to  $1.10314 $ 34,079   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  34,701 $0.96368 to  $0.99157 $ 34,218   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008  39,032 $0.74684 to  $0.76620 $ 29,758   0.93%    1.35%  to   1.65%  -41.30% to  -41.12%

                               ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   ------------------------------------------------------------------------------------
December 31, 2012   7,753 $0.66012 to  $0.68598 $  5,274   0.03%    1.35%  to   1.65%   14.23% to   14.58%
December 31, 2011   7,628 $0.57787 to  $0.59869 $  4,532   0.09%    1.35%  to   1.65%   -4.83% to   -4.56%
December 31, 2010   8,341 $0.60717 to  $0.62731 $  5,196   0.28%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009   9,659 $0.56193 to  $0.57885 $  5,555   0.00%    1.35%  to   1.65%   34.88% to   35.31%
December 31, 2008  10,045 $0.41663 to  $0.42781 $  4,273   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%

                                        PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  52,822 $1.54910 to  $2.05619 $100,418   0.45%    1.35%  to   2.00%   13.78% to   14.51%
December 31, 2011  62,060 $1.36006 to  $1.79660 $103,381   0.68%    1.35%  to   2.00%   -4.67% to   -4.06%
December 31, 2010  72,892 $1.42540 to  $1.87355 $127,033   0.65%    1.35%  to   2.00%   23.80% to   24.59%
December 31, 2009  84,747 $1.15021 to  $1.50448 $119,017   1.52%    1.35%  to   2.00%   28.23% to   29.05%
December 31, 2008  94,790 $0.89606 to  $1.16633 $103,259   1.11%    1.35%  to   2.00%  -31.87% to  -31.43%

                                      A61

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   -----------------------------------------   -----------------------------------------------
                                                      NET      INVESTMENT
                   UNITS         UNIT VALUE          ASSETS      INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)      RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ----------  ---------- -----------------  ------------------
                                        JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   ------------------------------------------------------------------------------------------
December 31, 2012    9,526 $ 0.70809 to  $ 1.58757 $   10,868    0.43%    1.40%  to   2.00%   15.96% to   16.65%
December 31, 2011   11,019 $ 0.60888 to  $ 1.36100 $   10,839    0.43%    1.40%  to   2.00%   -7.39% to   -6.84%
December 31, 2010   13,323 $ 0.65560 to  $ 1.46090 $   13,998    0.36%    1.40%  to   2.00%   12.02% to   12.68%
December 31, 2009   16,117 $ 0.58350 to  $ 1.29652 $   14,998    0.39%    1.40%  to   2.00%   33.34% to   34.14%
December 31, 2008   18,115 $ 0.43625 to  $ 0.96655 $   12,589    0.58%    1.40%  to   2.00%  -41.05% to  -40.70%

                                   PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012   59,367 $ 1.29003 to  $ 2.87251 $  124,761    0.41%    1.35%  to   2.00%   14.58% to   15.32%
December 31, 2011   69,627 $ 1.12252 to  $ 2.49218 $  128,003    0.59%    1.35%  to   2.00%    0.22% to    0.86%
December 31, 2010   84,602 $ 1.11678 to  $ 2.47225 $  155,289    0.41%    1.35%  to   2.00%   18.08% to   18.82%
December 31, 2009   63,068 $ 0.94298 to  $ 2.08159 $   96,283    0.74%    1.35%  to   2.00%   39.10% to   40.00%
December 31, 2008   71,243 $ 0.67589 to  $ 1.48767 $   77,729    0.30%    1.35%  to   2.00%  -37.48% to  -37.08%

                                        PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012   30,107 $ 0.76353 to  $ 1.89389 $   42,782    0.64%    1.35%  to   2.00%   19.99% to   20.77%
December 31, 2011   35,232 $ 0.63438 to  $ 1.56912 $   41,592    1.32%    1.35%  to   2.00%  -16.58% to  -16.04%
December 31, 2010   41,904 $ 0.75821 to  $ 1.86993 $   58,478    1.53%    1.35%  to   2.00%   11.78% to   12.49%
December 31, 2009   48,242 $ 0.67634 to  $ 1.66303 $   59,612    2.20%    1.35%  to   2.00%   34.47% to   35.33%
December 31, 2008   54,358 $ 0.50159 to  $ 1.22951 $   48,943    1.65%    1.35%  to   2.00%  -51.27% to  -50.96%

                                         PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012   25,837 $ 1.06080 to  $ 1.84942 $   39,628    2.67%    1.40%  to   2.00%   14.62% to   15.31%
December 31, 2011   29,946 $ 0.92278 to  $ 1.60798 $   39,901    2.49%    1.40%  to   2.00%  -14.80% to  -14.29%
December 31, 2010   35,175 $ 1.07986 to  $ 1.88082 $   54,613    2.19%    1.40%  to   2.00%    8.64% to    9.28%
December 31, 2009   41,016 $ 0.99108 to  $ 1.72527 $   57,944    3.14%    1.40%  to   2.00%   29.75% to   30.52%
December 31, 2008   46,484 $ 0.76162 to  $ 1.32501 $   50,078    2.78%    1.40%  to   2.00%  -45.16% to  -44.83%

                                         AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012   13,355 $ 8.63614 to  $14.71569 $  146,463    1.04%    0.55%  to   3.25%   15.77% to   19.01%
December 31, 2011    9,455 $ 7.28539 to  $12.53734 $   86,332    1.05%    0.55%  to   3.25%  -15.50% to   -6.04%
December 31, 2010    6,153 $ 7.59413 to  $13.52811 $   60,572    1.29%    0.55%  to   3.25%    6.61% to   11.82%
December 31, 2009    2,660 $ 6.96102 to  $12.21751 $   21,591    3.03%    0.95%  to   2.95%   16.39% to   20.67%
December 31, 2008    1,268 $ 6.41698 to  $ 7.21408 $    8,747    1.64%    1.15%  to   2.40%  -42.08% to  -36.88%

                           AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (EXPIRED ON MAY 4, 2012)
                   ------------------------------------------------------------------------------------------
December 31, 2012        0 $ 8.96281 to  $15.36293 $       (0)   0.00%    0.55%  to   3.15%    8.08% to    9.07%
December 31, 2011    6,970 $ 8.24244 to  $14.15216 $   73,988    1.02%    0.55%  to   3.15%   -5.83% to    3.00%
December 31, 2010    4,547 $ 8.07352 to  $13.93020 $   46,365    1.07%    0.55%  to   3.15%    6.83% to   12.77%
December 31, 2009    1,691 $ 7.27792 to  $12.47459 $   14,155    2.22%    0.95%  to   2.95%   15.01% to   23.81%
December 31, 2008      873 $ 6.57914 to  $ 7.56473 $    6,322    2.15%    1.00%  to   2.40%  -36.28% to  -30.56%

                                    AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012  199,002 $ 9.92265 to  $14.04822 $2,231,745    1.93%    0.55%  to   3.25%    7.52% to   10.53%
December 31, 2011  141,598 $ 9.34142 to  $12.88722 $1,453,229    1.58%    0.55%  to   3.25%   -6.51% to   -3.91%
December 31, 2010  107,550 $ 9.72815 to  $13.59785 $1,162,964    0.55%    0.55%  to   3.25%    6.71% to   10.76%
December 31, 2009   22,057 $ 9.00260 to  $12.39836 $  217,747    0.99%    0.95%  to   2.95%   22.19% to   26.21%
December 31, 2008    3,114 $ 7.13279 to  $ 8.26716 $   24,553    1.96%    0.95%  to   2.65%  -32.00% to  -27.07%

                                             AST COHEN & STEERS REALTY PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012   12,446 $10.07765 to  $21.69183 $  173,092    1.29%    0.55%  to   3.25%   11.59% to   14.71%
December 31, 2011    7,109 $ 8.82419 to  $19.17281 $   87,243    0.74%    0.55%  to   3.25%   -6.17% to    6.00%
December 31, 2010    5,413 $ 8.36127 to  $18.33755 $   62,985    1.27%    0.55%  to   3.25%   17.09% to   27.48%
December 31, 2009    1,873 $ 6.56219 to  $14.52687 $   17,283    2.75%    0.95%  to   2.95%   28.83% to   51.09%
December 31, 2008    1,380 $ 5.02371 to  $ 8.21151 $   10,255    4.90%    1.00%  to   2.40%  -36.58% to  -35.69%

                                      AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2012  118,657 $10.48017 to  $13.12718 $1,364,558    1.44%    0.55%  to   3.25%    7.11% to   10.11%
December 31, 2011   76,239 $ 9.75906 to  $12.08786 $  808,699    0.90%    0.55%  to   3.25%   -3.02% to   -0.32%
December 31, 2010   56,172 $ 9.90157 to  $12.29454 $  609,347    0.37%    0.55%  to   3.25%    4.24% to    7.11%
December 31, 2009   26,845 $ 9.38319 to  $11.67943 $  282,556    0.82%    0.95%  to   2.95%   15.12% to   20.87%
December 31, 2008   12,707 $ 7.82060 to  $ 9.52935 $  113,204    0.32%    0.95%  to   2.75%  -21.01% to  -18.39%

                                      A62

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                              AST BLACKROCK VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  10,223 $ 8.77264 to  $15.29152 $115,122   1.05%    0.55%  to   3.25%    9.71% to   12.78%
December 31, 2011   5,454 $ 7.80945 to  $13.74775 $ 54,139   0.80%    0.55%  to   3.25%  -10.70% to   -1.04%
December 31, 2010   2,189 $ 7.92255 to  $14.08474 $ 21,392   1.38%    0.55%  to   3.25%    5.71% to   11.38%
December 31, 2009   1,483 $ 7.11289 to  $12.77034 $ 12,662   0.86%    0.95%  to   2.95%   15.49% to   26.46%
December 31, 2008   1,121 $ 6.32963 to  $ 7.95205 $  8,361   2.41%    1.00%  to   2.40%  -38.77% to  -37.92%

                                                AST HIGH YIELD PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  17,069 $11.01858 to  $15.76773 $211,916   5.75%    0.55%  to   3.25%   10.17% to   13.25%
December 31, 2011   9,602 $ 9.75907 to  $14.11698 $107,095   6.86%    0.55%  to   3.25%   -2.53% to    2.61%
December 31, 2010   6,243 $10.64904 to  $13.94919 $ 69,557   3.61%    0.55%  to   3.25%    6.67% to   12.43%
December 31, 2009   1,858 $ 9.86035 to  $12.52966 $ 19,507   3.94%    0.95%  to   2.90%   24.31% to   34.28%
December 31, 2008     769 $ 7.42367 to  $ 7.97763 $  6,054   8.92%    0.95%  to   2.40%  -27.29% to  -25.76%

                                        AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   9,818 $ 9.51449 to  $16.96161 $116,290   0.00%    0.55%  to   3.25%   16.17% to   19.41%
December 31, 2011   5,925 $ 7.99180 to  $14.40189 $ 59,777   0.45%    0.55%  to   3.25%  -19.59% to  -13.59%
December 31, 2010   3,503 $ 9.80048 to  $16.89809 $ 40,832   0.04%    0.55%  to   3.25%   20.64% to   31.30%
December 31, 2009   1,490 $ 7.46424 to  $12.99734 $ 12,797   0.20%    0.95%  to   2.55%   29.38% to   31.41%
December 31, 2008     741 $ 5.92475 to  $ 7.39352 $  5,080   0.00%    1.15%  to   2.40%  -45.41% to  -38.18%

                                               AST MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   5,850 $10.19368 to  $17.66406 $ 73,924   0.44%    0.55%  to   3.25%   14.56% to   17.76%
December 31, 2011   3,655 $ 8.68256 to  $15.20886 $ 39,679   0.70%    0.55%  to   3.25%  -12.84% to   -3.98%
December 31, 2010   2,712 $ 9.84588 to  $16.05923 $ 30,901   0.46%    0.55%  to   3.25%   13.94% to   22.45%
December 31, 2009     919 $ 8.24232 to  $13.24524 $  8,484   1.75%    0.95%  to   2.95%   31.78% to   37.58%
December 31, 2008     519 $ 6.33563 to  $ 7.22665 $  3,559   1.05%    1.15%  to   2.40%  -39.58% to  -34.05%

                                              AST SMALL-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   6,003 $10.03524 to  $17.11423 $ 73,641   0.41%    0.55%  to   3.25%   14.31% to   17.51%
December 31, 2011   4,291 $ 8.56576 to  $14.76666 $ 45,405   0.60%    0.55%  to   3.25%  -13.58% to   -6.49%
December 31, 2010   3,661 $10.21456 to  $16.01106 $ 41,903   0.41%    0.55%  to   3.25%   13.88% to   24.81%
December 31, 2009   1,917 $ 8.19364 to  $12.95541 $ 17,742   1.67%    0.95%  to   2.95%   24.02% to   29.87%
December 31, 2008   1,506 $ 6.56669 to  $ 8.14863 $ 11,281   1.14%    1.00%  to   2.40%  -31.37% to  -25.48%

                                     AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   9,486 $10.63210 to  $15.38733 $114,812   0.22%    0.55%  to   3.25%   15.87% to   19.11%
December 31, 2011   5,661 $ 8.95362 to  $13.09897 $ 58,548   0.16%    0.55%  to   3.25%  -10.43% to   -4.48%
December 31, 2010   5,727 $ 9.78196 to  $13.90429 $ 63,050   0.07%    0.55%  to   3.25%    6.48% to    9.25%
December 31, 2009   3,085 $ 8.95378 to  $12.85313 $ 32,211   0.00%    0.95%  to   2.95%   27.10% to   47.99%
December 31, 2008   1,115 $ 6.05017 to  $ 7.74360 $  8,051   0.14%    0.95%  to   2.40%  -41.67% to  -34.07%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  13,956 $10.46013 to  $17.71525 $182,448   0.00%    0.55%  to   3.25%   15.72% to   18.96%
December 31, 2011   8,276 $ 8.81982 to  $15.09953 $ 93,020   0.00%    0.55%  to   3.25%  -11.35% to   -3.51%
December 31, 2010   7,400 $10.81269 to  $15.86600 $ 88,581   0.00%    0.55%  to   3.25%   12.74% to   18.70%
December 31, 2009   2,818 $ 9.33692 to  $13.49906 $ 30,759   0.00%    0.95%  to   2.95%   33.32% to   55.61%
December 31, 2008     953 $ 6.59238 to  $ 7.63476 $  6,917   0.00%    1.00%  to   2.40%  -42.18% to  -35.31%

                                              AST LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  22,984 $ 8.05750 to  $15.24503 $236,678   3.18%    0.55%  to   3.25%   13.08% to   16.24%
December 31, 2011  12,016 $ 6.95898 to  $13.29726 $105,206   1.21%    0.55%  to   3.25%  -10.31% to   -4.71%
December 31, 2010   8,210 $ 7.33176 to  $14.14819 $ 73,771   0.98%    0.95%  to   3.25%    5.18% to   12.09%
December 31, 2009   7,331 $ 6.54070 to  $12.74667 $ 56,990   2.87%    0.95%  to   2.95%   16.63% to   26.67%
December 31, 2008   7,349 $ 5.52836 to  $ 6.82177 $ 48,882   2.22%    0.95%  to   2.40%  -42.86% to  -39.90%

                                       AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  43,060 $10.94845 to  $15.11073 $513,536   1.11%    0.55%  to   3.25%    2.48% to    5.35%
December 31, 2011  20,912 $10.42419 to  $14.54337 $245,855   1.20%    0.55%  to   3.25%    4.25% to    9.56%
December 31, 2010   4,379 $10.70748 to  $13.45763 $ 50,715   5.46%    0.55%  to   3.25%    7.21% to   12.35%
December 31, 2009   1,958 $10.22891 to  $12.09710 $ 21,733   7.38%    0.95%  to   2.90%   19.82% to   33.34%
December 31, 2008   1,183 $ 8.17364 to  $ 8.54833 $  9,951   8.49%    1.15%  to   2.40%  -25.05% to  -24.13%

                                      A63

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                            AST MARSICO CAPITAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   16,939 $ 9.89077 to  $16.00178 $  195,765   0.38%    0.55%  to   3.25%    8.61% to   11.65%
December 31, 2011   11,182 $ 8.89389 to  $14.53184 $  117,841   0.30%    0.55%  to   3.25%   -8.96% to   -1.46%
December 31, 2010    9,228 $ 9.06112 to  $14.95140 $   99,289   0.61%    0.55%  to   3.25%   11.96% to   18.63%
December 31, 2009    5,649 $ 7.63844 to  $12.72864 $   50,094   0.84%    0.95%  to   2.95%   26.37% to   28.54%
December 31, 2008    4,708 $ 6.23147 to  $ 7.27809 $   33,179   0.51%    1.00%  to   2.40%  -44.98% to  -39.89%

                                                  AST MFS GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    6,309 $10.55752 to  $15.06982 $   74,107   0.00%    0.55%  to   3.25%   13.27% to   16.44%
December 31, 2011    3,218 $ 9.10275 to  $13.12223 $   33,301   0.36%    0.55%  to   3.25%   -7.50% to   -1.14%
December 31, 2010    2,603 $ 9.24407 to  $13.45761 $   27,605   0.10%    0.55%  to   3.25%    7.59% to   11.72%
December 31, 2009      986 $ 8.27409 to  $12.16473 $    9,338   0.16%    0.95%  to   2.95%   20.52% to   23.13%
December 31, 2008      674 $ 6.96848 to  $ 8.31391 $    5,322   0.26%    1.00%  to   2.40%  -37.80% to  -31.22%

                                       AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   15,458 $10.25722 to  $17.17555 $  192,774   0.00%    0.55%  to   3.25%    8.72% to   11.77%
December 31, 2011    8,614 $ 9.20532 to  $15.58152 $  100,645   0.00%    0.55%  to   3.25%   -7.23% to    1.13%
December 31, 2010    5,335 $ 9.35229 to  $15.62143 $   64,482   0.00%    0.55%  to   3.25%   18.48% to   27.47%
December 31, 2009    2,096 $ 7.52062 to  $12.37664 $   20,645   0.00%    0.95%  to   2.95%   23.25% to   28.57%
December 31, 2008    1,398 $ 6.43407 to  $ 8.62745 $   11,182   0.00%    1.15%  to   2.40%  -44.52% to  -36.46%

                                     AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   11,618 $10.11103 to  $18.27003 $  142,067   0.94%    0.55%  to   3.25%   13.32% to   16.48%
December 31, 2011    8,187 $ 8.70651 to  $15.90297 $   86,810   0.99%    0.55%  to   3.25%  -12.72% to   -3.02%
December 31, 2010    7,174 $ 9.62757 to  $16.62562 $   78,392   1.02%    0.55%  to   3.25%   11.27% to   22.27%
December 31, 2009    3,024 $ 7.99019 to  $13.73161 $   26,629   1.77%    0.95%  to   2.90%   34.71% to   39.32%
December 31, 2008    1,606 $ 5.79288 to  $ 6.90162 $   10,553   1.70%    0.95%  to   2.40%  -43.61% to  -37.17%

                                         AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   20,118 $ 9.99469 to  $12.61643 $  218,837   1.17%    0.55%  to   3.25%    1.29% to    4.12%
December 31, 2011   15,357 $ 9.86766 to  $12.18917 $  164,143   0.86%    0.55%  to   3.25%   -1.07% to    1.68%
December 31, 2010    9,358 $ 9.97411 to  $12.07057 $  102,959   2.31%    0.55%  to   3.25%   -0.33% to    2.92%
December 31, 2009    4,168 $10.42590 to  $11.78015 $   48,312   5.30%    0.95%  to   2.95%    4.36% to    9.19%
December 31, 2008    2,767 $ 9.71676 to  $10.83660 $   29,608   5.18%    1.00%  to   2.40%   -2.91% to    0.11%

                                         AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   19,042 $ 8.48182 to  $15.92130 $  206,693   0.18%    0.55%  to   3.25%   13.43% to   16.61%
December 31, 2011    5,793 $ 7.30270 to  $13.84402 $   53,933   1.15%    0.55%  to   3.25%  -10.17% to   -2.18%
December 31, 2010    4,615 $ 7.31183 to  $14.34884 $   43,678   1.20%    0.95%  to   3.25%    4.43% to   12.18%
December 31, 2009    2,161 $ 6.68122 to  $12.91774 $   16,542   3.44%    0.95%  to   2.95%   20.89% to   27.90%
December 31, 2008      798 $ 5.65507 to  $ 6.73924 $    5,075   3.35%    1.00%  to   2.40%  -43.25% to  -42.46%

                                             AST QMA US EQUITY ALPHA PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    5,427 $ 9.53931 to  $17.10866 $   67,692   0.71%    0.55%  to   2.95%   15.39% to   18.15%
December 31, 2011    2,688 $ 8.14600 to  $14.68191 $   27,992   0.73%    0.55%  to   2.95%    0.50% to    2.89%
December 31, 2010    1,934 $ 7.98785 to  $14.46757 $   19,154   0.58%    0.55%  to   2.95%    8.14% to   13.97%
December 31, 2009      983 $ 7.12555 to  $12.82018 $    7,830   1.73%    0.95%  to   2.95%   18.97% to   27.22%
December 31, 2008      754 $ 5.90465 to  $ 7.04101 $    5,014   2.28%    0.95%  to   2.40%  -40.16% to  -39.29%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   30,858 $ 7.88745 to  $13.79902 $  313,815   0.41%    0.55%  to   3.25%    0.24% to    3.05%
December 31, 2011   21,581 $ 7.67745 to  $13.57744 $  220,749   0.61%    0.55%  to   3.25%  -22.38% to  -15.39%
December 31, 2010   18,820 $ 9.78665 to  $16.26883 $  237,118   0.41%    0.55%  to   3.25%   15.18% to   19.32%
December 31, 2009    9,564 $ 8.23044 to  $13.76951 $  111,200   1.38%    0.95%  to   2.95%   32.80% to   47.95%
December 31, 2008    6,046 $ 5.58255 to  $ 9.18555 $   50,318   0.62%    1.00%  to   2.40%  -51.16% to  -45.19%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  427,079 $10.69535 to  $14.81356 $5,131,917   1.21%    0.55%  to   3.25%    9.80% to   12.87%
December 31, 2011  229,101 $ 9.50439 to  $13.30691 $2,473,645   1.10%    0.55%  to   3.25%   -4.90% to    1.42%
December 31, 2010  146,126 $ 9.85367 to  $13.30202 $1,581,659   0.78%    0.55%  to   3.25%    5.89% to   10.49%
December 31, 2009   42,023 $ 9.03658 to  $12.15888 $  421,914   2.06%    0.95%  to   2.95%   20.34% to   22.97%
December 31, 2008   16,314 $ 7.43372 to  $ 8.81488 $  135,699   1.83%    0.95%  to   2.65%  -27.86% to  -23.34%

                                      A64

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                              AST MFS GLOBAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   15,072 $10.68753 to  $16.86736 $  188,579   1.03%    0.55%  to   3.25%   19.07% to   22.40%
December 31, 2011    8,288 $ 8.75800 to  $13.97222 $   87,581   0.51%    0.55%  to   3.25%  -12.73% to   -3.66%
December 31, 2010    6,015 $ 9.74368 to  $14.70491 $   67,368   0.40%    0.55%  to   3.25%    7.95% to   10.99%
December 31, 2009    1,713 $ 8.77866 to  $13.37974 $   18,281   1.77%    0.95%  to   2.95%   28.43% to   32.84%
December 31, 2008      924 $ 7.15759 to  $ 9.03881 $    7,771   1.24%    1.00%  to   2.40%  -35.54% to  -28.62%

                                        AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   14,337 $ 9.30017 to  $15.23803 $  159,507   1.68%    0.55%  to   3.25%   17.94% to   21.24%
December 31, 2011    9,785 $ 7.70131 to  $12.74350 $   90,598   1.40%    0.55%  to   3.25%  -18.08% to   -9.65%
December 31, 2010    8,842 $ 8.34866 to  $14.30022 $   90,495   0.97%    0.55%  to   3.25%    4.10% to    7.63%
December 31, 2009    3,788 $ 8.06067 to  $13.60349 $   36,077   3.65%    0.95%  to   2.95%   32.70% to   34.60%
December 31, 2008    1,881 $ 5.98845 to  $ 8.06508 $   13,887   2.59%    0.95%  to   2.40%  -42.76% to  -36.31%

                                          AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   17,788 $10.32374 to  $13.40697 $  196,194   2.36%    0.55%  to   3.25%    1.80% to    4.65%
December 31, 2011   10,426 $ 9.89515 to  $12.88781 $  113,539   2.50%    0.55%  to   3.25%   -1.04% to    3.55%
December 31, 2010    6,415 $10.20242 to  $12.51967 $   70,483   2.41%    0.55%  to   3.25%    2.24% to    4.75%
December 31, 2009    2,631 $10.44910 to  $11.97584 $   30,156   7.16%    0.95%  to   2.55%    9.49% to   11.06%
December 31, 2008    2,190 $ 9.44110 to  $10.80461 $   22,605   5.04%    1.00%  to   2.40%   -5.95% to   -3.40%

                                     AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   62,039 $ 8.89580 to  $14.81394 $  604,521   0.26%    0.55%  to   3.25%    7.39% to   10.40%
December 31, 2011   29,416 $ 8.08980 to  $13.60557 $  265,956   0.27%    0.55%  to   3.25%  -12.57% to   -4.36%
December 31, 2010   15,551 $ 8.45893 to  $14.36696 $  151,898   0.49%    0.95%  to   2.95%   11.35% to   13.56%
December 31, 2009   16,369 $ 7.44914 to  $12.77693 $  141,974   1.06%    0.95%  to   2.95%    1.10% to   27.22%
December 31, 2008    5,852 $ 5.85514 to  $ 7.01024 $   39,367   0.72%    0.95%  to   2.40%  -43.68% to  -37.29%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  393,994 $ 9.82079 to  $14.63036 $4,452,563   0.79%    0.55%  to   3.25%   10.02% to   13.10%
December 31, 2011  287,989 $ 8.76109 to  $13.11625 $2,893,895   0.51%    0.55%  to   3.25%   -9.16% to   -2.96%
December 31, 2010  297,589 $ 9.03449 to  $13.70422 $3,101,702   1.02%    0.55%  to   3.25%    7.43% to   12.31%
December 31, 2009  182,179 $ 8.15083 to  $12.32315 $1,672,572   1.87%    0.95%  to   2.95%   21.96% to   24.15%
December 31, 2008  113,271 $ 6.59783 to  $ 7.79077 $  849,426   0.98%    0.95%  to   2.75%  -36.68% to  -31.11%

                                     AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  347,097 $ 9.96722 to  $14.15903 $3,909,210   0.97%    0.55%  to   3.25%    8.90% to   11.95%
December 31, 2011  269,022 $ 8.98306 to  $12.82397 $2,725,760   0.62%    0.55%  to   3.25%   -5.82% to   -3.20%
December 31, 2010  241,208 $ 9.28559 to  $13.43083 $2,538,982   0.83%    0.55%  to   3.25%    7.15% to   10.91%
December 31, 2009  135,488 $ 8.48293 to  $12.22943 $1,275,037   2.33%    0.95%  to   2.95%   21.03% to   23.19%
December 31, 2008   99,125 $ 6.92031 to  $ 7.99594 $  766,747   1.13%    0.95%  to   2.75%  -33.66% to  -28.71%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  451,333 $10.33901 to  $14.19558 $5,203,726   0.92%    0.55%  to   3.25%    8.81% to   11.86%
December 31, 2011  339,582 $ 9.27105 to  $12.86748 $3,548,073   0.63%    0.55%  to   3.25%   -7.28% to   -1.76%
December 31, 2010  308,411 $ 9.68344 to  $13.27946 $3,322,650   0.78%    0.55%  to   3.25%    6.51% to   11.26%
December 31, 2009  196,484 $ 8.76833 to  $12.05401 $1,919,182   1.22%    0.95%  to   2.95%    0.42% to   22.14%
December 31, 2008   53,051 $ 7.30442 to  $ 8.27064 $  424,592   1.06%    0.95%  to   2.75%  -30.61% to  -26.37%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  367,594 $10.51490 to  $13.51575 $4,290,630   1.09%    0.55%  to   3.25%    6.78% to    9.77%
December 31, 2011  264,390 $ 9.60825 to  $12.48452 $2,869,173   0.90%    0.55%  to   3.25%   -3.91% to    0.44%
December 31, 2010  199,628 $10.40137 to  $12.60207 $2,211,567   1.26%    0.55%  to   3.25%    4.97% to    9.53%
December 31, 2009  115,717 $ 9.58079 to  $11.61945 $1,210,537   0.92%    0.95%  to   2.95%   -0.03% to   18.91%
December 31, 2008   30,030 $ 8.12914 to  $ 9.09941 $  265,987   0.81%    0.95%  to   2.75%  -21.64% to  -18.78%

                                         AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  211,694 $ 9.58449 to  $14.47747 $2,406,115   1.88%    0.55%  to   3.25%    7.03% to   10.03%
December 31, 2011  130,049 $ 8.78893 to  $13.34133 $1,346,840   1.74%    0.55%  to   3.25%   -6.65% to   -2.05%
December 31, 2010   95,851 $ 8.97842 to  $13.80890 $1,008,799   1.36%    0.55%  to   3.25%    9.25% to   13.29%
December 31, 2009   37,024 $ 8.03026 to  $12.30994 $  325,778   3.84%    0.95%  to   2.95%   20.65% to   23.42%
December 31, 2008   18,094 $ 6.57782 to  $ 7.34272 $  130,124   2.24%    0.95%  to   2.65%  -36.18% to  -32.22%

                                      A65

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                   AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  248,630 $ 8.86900 to  $14.47559 $2,804,356   1.30%    0.55%  to   3.25%    9.25% to   12.30%
December 31, 2011  148,843 $ 7.98786 to  $13.06962 $1,485,879   1.18%    0.55%  to   3.25%  -11.82% to   -6.73%
December 31, 2010  131,381 $ 8.66171 to  $14.20708 $1,380,684   0.85%    0.55%  to   3.25%   14.30% to   17.90%
December 31, 2009   58,998 $ 7.40130 to  $12.16947 $  483,351   2.18%    0.95%  to   2.95%    0.09% to   24.79%
December 31, 2008   23,483 $ 5.97509 to  $ 6.74838 $  154,549   1.25%    0.95%  to   2.75%  -42.30% to  -37.21%

                                             AST ADVANCED STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  343,976 $10.48694 to  $15.17148 $4,121,284   1.27%    0.55%  to   3.25%    9.95% to   13.02%
December 31, 2011  193,663 $ 9.30664 to  $13.61010 $2,075,520   1.03%    0.55%  to   3.25%   -6.93% to   -0.44%
December 31, 2010  137,362 $ 9.94879 to  $13.85960 $1,496,355   0.91%    0.55%  to   3.25%    8.08% to   12.64%
December 31, 2009   51,794 $ 8.94949 to  $12.42655 $  502,645   2.84%    0.95%  to   2.95%   22.94% to   25.01%
December 31, 2008   27,547 $ 7.19429 to  $ 7.98587 $  214,852   1.96%    0.95%  to   2.65%  -31.62% to  -27.56%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   26,918 $10.57497 to  $16.64347 $  334,820   0.00%    0.55%  to   3.25%   13.76% to   16.94%
December 31, 2011   16,190 $ 9.07073 to  $14.43104 $  173,497   0.00%    0.55%  to   3.25%   -9.08% to   -2.24%
December 31, 2010   13,777 $10.04316 to  $14.96577 $  152,422   0.00%    0.55%  to   3.25%   10.53% to   14.72%
December 31, 2009    6,994 $ 8.97301 to  $13.17447 $   67,092   0.00%    0.95%  to   2.95%   31.06% to   51.93%
December 31, 2008    5,295 $ 6.20861 to  $ 6.64158 $   33,149   0.14%    1.00%  to   2.40%  -41.96% to  -38.73%

                                                 AST MONEY MARKET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   24,863 $ 8.99838 to  $10.31714 $  240,224   0.01%    0.55%  to   3.25%   -3.25% to   -0.54%
December 31, 2011   24,015 $ 9.26367 to  $10.43487 $  236,147   0.02%    0.55%  to   3.25%   -3.22% to   -0.52%
December 31, 2010   12,763 $ 9.53428 to  $10.55197 $  128,581   0.02%    0.55%  to   3.25%   -2.84% to   -0.43%
December 31, 2009    6,856 $ 9.80318 to  $10.67105 $   71,974   0.24%    0.95%  to   2.95%   -2.34% to   -0.70%
December 31, 2008    6,401 $10.04509 to  $10.76754 $   68,076   2.25%    0.95%  to   2.65%   -0.14% to    1.54%

                                               AST SMALL-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    9,973 $ 9.69125 to  $18.80226 $  133,149   0.00%    0.55%  to   3.25%    8.52% to   11.56%
December 31, 2011    7,586 $ 8.71343 to  $17.08879 $   91,234   0.00%    0.55%  to   3.25%  -12.02% to   -1.52%
December 31, 2010    5,749 $11.41543 to  $17.59375 $   70,222   0.21%    0.55%  to   3.25%   25.34% to   35.13%
December 31, 2009    3,575 $ 8.52896 to  $13.14833 $   31,797   0.05%    0.95%  to   2.95%   30.52% to   32.65%
December 31, 2008    3,394 $ 6.42979 to  $ 6.77186 $   22,897   0.00%    0.95%  to   2.40%  -36.52% to  -33.33%

                                           AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012  205,774 $10.81598 to  $14.46865 $2,382,350   2.53%    0.55%  to   3.25%    5.76% to    8.72%
December 31, 2011  139,943 $ 9.99564 to  $13.38718 $1,518,001   1.84%    0.55%  to   3.25%   -0.17% to    2.61%
December 31, 2010  113,266 $10.24378 to  $13.12390 $1,231,961   1.52%    0.55%  to   3.25%    2.38% to    6.70%
December 31, 2009   51,426 $ 9.92546 to  $12.32370 $  540,684   0.63%    0.95%  to   2.95%   -0.60% to   15.43%
December 31, 2008    2,743 $ 9.36846 to  $10.69755 $   28,962   3.78%    0.95%  to   2.40%   -6.45% to   -3.18%

                                             AST INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012    6,716 $ 8.13719 to  $14.02985 $   70,251   2.14%    0.55%  to   3.25%   12.88% to   16.03%
December 31, 2011    4,763 $ 7.04041 to  $12.25942 $   43,196   1.53%    0.55%  to   3.25%  -21.55% to  -13.03%
December 31, 2010    3,757 $ 7.92905 to  $14.29181 $   39,039   0.70%    0.55%  to   3.25%    7.59% to   10.04%
December 31, 2009    1,307 $ 7.38580 to  $13.11671 $   11,673   2.16%    0.95%  to   2.95%   27.44% to   29.64%
December 31, 2008      761 $ 6.22962 to  $ 7.03242 $    5,280   2.62%    1.15%  to   2.40%  -45.32% to  -38.11%

                                             AST INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   16,433 $ 8.40498 to  $15.04565 $  167,285   1.04%    0.55%  to   3.25%   16.45% to   19.70%
December 31, 2011    7,248 $ 7.04917 to  $12.74401 $   63,232   0.64%    0.55%  to   3.25%  -18.51% to  -13.40%
December 31, 2010    3,921 $ 7.97297 to  $14.92060 $   40,509   0.29%    0.55%  to   3.25%   11.22% to   14.67%
December 31, 2009    1,455 $ 7.20534 to  $13.28533 $   11,795   1.59%    0.95%  to   2.95%   30.13% to   34.02%
December 31, 2008      761 $ 5.96394 to  $ 6.16356 $    4,624   1.46%    1.15%  to   2.40%  -51.40% to  -50.80%

                                         AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2012   36,399 $11.01502 to  $12.52719 $  422,609   3.25%    0.55%  to   3.25%    4.34% to    7.26%
December 31, 2011   23,999 $10.31578 to  $11.84188 $  263,297   2.74%    0.55%  to   3.25%    2.59% to    5.44%
December 31, 2010   15,299 $10.29052 to  $11.38650 $  161,902   1.28%    0.55%  to   3.25%    2.93% to    6.78%
December 31, 2009    3,801 $10.05881 to  $10.76877 $   38,962   3.37%    0.95%  to   2.95%    7.10% to   10.58%
December 31, 2008      543 $ 9.12808 to  $ 9.37876 $    5,058   0.13%    0.95%  to   2.40%   -8.80% to   -6.10%

                                      A66

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   -----------------------------------------   -----------------------------------------------
                                                      NET      INVESTMENT
                   UNITS         UNIT VALUE          ASSETS      INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)      RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ----------  ---------- -----------------  ------------------
                                                NVIT DEVELOPING MARKETS FUND
                   ------------------------------------------------------------------------------------------
December 31, 2012      882 $14.54907 to  $15.23556 $   13,170    0.09%    1.40%  to   2.00%   14.49% to   15.17%
December 31, 2011    1,066 $12.70790 to  $13.22905 $   13,856    0.27%    1.40%  to   2.00%  -23.92% to  -23.48%
December 31, 2010    1,496 $16.70438 to  $17.28741 $   25,524    0.00%    1.40%  to   2.00%   13.86% to   14.54%
December 31, 2009    1,437 $14.67036 to  $15.09299 $   21,453    1.15%    1.40%  to   2.00%   59.05% to   59.99%
December 31, 2008    1,133 $ 9.22392 to  $ 9.43370 $   10,589    0.72%    1.40%  to   2.00%  -58.69% to  -58.44%

                              AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012  240,122 $11.79750 to  $15.78403 $3,143,918    1.35%    0.55%  to   2.65%    6.50% to    8.80%
December 31, 2011  624,195 $10.87605 to  $14.56477 $7,606,942    0.43%    0.55%  to   2.65%    8.68% to   11.82%
December 31, 2010   11,978 $10.54049 to  $13.07585 $  153,555    6.62%    0.55%  to   2.65%    5.34% to    9.77%
December 31, 2009   23,600 $10.83253 to  $11.91239 $  277,671    1.31%    0.95%  to   2.30%    8.49% to   10.26%
December 31, 2008   65,795 $10.69598 to  $10.80437 $  706,744    0.00%    0.95%  to   2.05%    6.98% to    8.05%

                                    AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012   13,761 $11.81915 to  $14.40463 $  168,637    0.49%    1.15%  to   3.25%    2.27% to    4.50%
December 31, 2011   14,702 $11.55635 to  $13.80307 $  174,657    0.19%    1.15%  to   3.25%    9.90% to   12.27%
December 31, 2010    1,423 $11.92705 to  $12.31074 $   17,224    0.93%    1.30%  to   2.40%    8.58% to    9.76%
December 31, 2009    2,189 $10.98462 to  $11.21615 $   24,289    0.29%    1.30%  to   2.40%   -8.25% to   -7.26%
December 31, 2008    2,046 $11.97274 to  $12.09377 $   24,606    0.00%    1.30%  to   2.40%   19.75% to   20.95%

                                    AST BOND PORTFOLIO 2019 (AVAILABLE JANUARY 28, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012    2,327 $11.93263 to  $14.57520 $   29,834    0.83%    1.15%  to   3.25%    2.41% to    4.64%
December 31, 2011      809 $13.36844 to  $13.94770 $   11,027    0.95%    1.30%  to   2.40%   13.26% to   14.49%
December 31, 2010    1,229 $11.80330 to  $12.18296 $   14,732    0.74%    1.30%  to   2.40%    8.75% to    9.93%
December 31, 2009    1,467 $10.85345 to  $11.08225 $   16,102    0.28%    1.30%  to   2.40%   -9.86% to   -8.88%
December 31, 2008    1,619 $12.04125 to  $12.16291 $   19,590    0.00%    1.30%  to   2.40%   20.44% to   21.64%

                                 AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012    5,471 $10.83725 to  $19.05468 $   72,228    1.37%    0.55%  to   3.25%   22.68% to   26.11%
December 31, 2011    2,702 $ 8.75182 to  $15.32029 $   28,411    2.36%    0.55%  to   3.25%  -12.17% to   -5.56%
December 31, 2010    2,120 $ 9.43708 to  $16.44739 $   23,406    1.16%    0.55%  to   3.25%   14.58% to   19.07%
December 31, 2009      355 $ 8.03953 to  $13.95016 $    2,911    1.02%    0.95%  to   2.95%   31.93% to   41.49%
December 31, 2008       27 $ 6.09375 to  $ 6.12807 $      164    0.00%    1.15%  to   2.40%  -40.11% to  -39.78%

                         AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012   20,909 $ 8.90982 to  $16.06935 $  220,458    1.08%    0.55%  to   3.25%   14.09% to   17.28%
December 31, 2011   13,670 $ 7.61998 to  $13.89229 $  123,993    0.93%    0.55%  to   3.25%  -23.87% to  -20.71%
December 31, 2010   12,640 $10.78803 to  $17.76396 $  144,882    0.30%    0.55%  to   3.25%   16.24% to   21.12%
December 31, 2009    2,787 $ 9.03476 to  $14.81166 $   25,629    0.28%    0.95%  to   2.95%   46.36% to   64.95%
December 31, 2008       97 $ 5.55599 to  $ 5.58718 $      540    0.00%    1.15%  to   2.40%  -44.99% to  -44.69%

                      FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (AVAILABLE MAY 1, 2008 AND
                                               EXPIRED ON SEPTEMBER 21, 2012)
                   ------------------------------------------------------------------------------------------
December 31, 2012        0 $ 9.57301 to  $14.97302 $       (0)   2.96%    0.55%  to   3.25%   10.71% to   12.94%
December 31, 2011  136,049 $ 8.60412 to  $13.39083 $1,361,263    0.02%    0.55%  to   3.25%  -10.47% to   -2.21%
December 31, 2010  114,431 $ 8.98185 to  $13.88351 $1,165,490    3.85%    0.55%  to   3.25%    5.60% to    9.20%
December 31, 2009   26,709 $ 8.36337 to  $12.83927 $  228,762    5.19%    0.95%  to   2.95%   26.66% to   28.84%
December 31, 2008    3,342 $ 6.60055 to  $ 6.67497 $   22,207    4.54%    0.95%  to   2.65%  -34.50% to  -33.77%

                            AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ------------------------------------------------------------------------------------------
December 31, 2012   14,958 $10.52515 to  $17.90792 $  192,756    0.48%    0.55%  to   3.25%   11.92% to   15.05%
December 31, 2011    8,707 $ 9.17568 to  $15.78149 $   99,213    0.50%    0.55%  to   3.25%   -7.35% to    0.75%
December 31, 2010    6,209 $11.36904 to  $15.88201 $   72,334    0.34%    0.55%  to   3.25%   14.10% to   25.57%
December 31, 2009    1,010 $ 9.43289 to  $12.77276 $    9,809    0.89%    0.95%  to   2.95%   23.87% to   28.33%
December 31, 2008       71 $ 7.61489 to  $ 7.66279 $      545    0.00%    1.00%  to   2.40%  -24.10% to  -23.63%

                                      A67

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                              AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  178,381 $ 9.83583 to  $15.08440 $2,100,412   0.45%    0.55%  to   3.25%   12.13% to   15.27%
December 31, 2011  100,743 $ 8.71154 to  $13.26883 $1,031,946   0.29%    0.55%  to   3.25%   -8.49% to   -2.93%
December 31, 2010   78,031 $ 9.16080 to  $13.85815 $  815,840   0.26%    0.55%  to   3.25%    8.82% to   13.27%
December 31, 2009   19,248 $ 8.22388 to  $12.35611 $  162,373   0.37%    0.95%  to   2.95%   22.12% to   25.66%
December 31, 2008    1,750 $ 6.65498 to  $ 6.73005 $   11,717   0.03%    0.95%  to   2.65%  -34.10% to  -33.36%

                            AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  221,186 $ 9.83094 to  $13.66670 $2,470,812   0.52%    0.55%  to   3.25%    6.69% to    9.68%
December 31, 2011  126,313 $ 9.15103 to  $12.63456 $1,292,495   0.40%    0.55%  to   3.25%   -6.86% to   -2.36%
December 31, 2010   87,541 $ 9.56692 to  $13.11882 $  917,592   0.43%    0.55%  to   3.25%    6.86% to   10.86%
December 31, 2009   22,971 $ 8.77459 to  $11.95029 $  206,515   0.28%    0.95%  to   2.95%   18.25% to   22.23%
December 31, 2008    3,073 $ 7.29981 to  $ 7.38211 $   22,578   0.01%    0.95%  to   2.65%  -27.59% to  -26.77%

                             AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  129,515 $10.40314 to  $14.87346 $1,521,500   0.44%    0.55%  to   3.25%    9.89% to   12.96%
December 31, 2011   74,331 $ 9.31537 to  $13.35045 $  778,470   0.34%    0.55%  to   3.25%   -6.67% to   -1.12%
December 31, 2010   53,201 $ 9.70638 to  $13.68833 $  564,005   0.23%    0.55%  to   3.25%    7.84% to   12.75%
December 31, 2009   13,284 $ 8.75409 to  $12.26108 $  118,947   0.26%    0.95%  to   2.95%   21.32% to   25.48%
December 31, 2008    1,149 $ 7.09425 to  $ 7.17421 $    8,203   0.01%    0.95%  to   2.65%  -29.84% to  -29.05%

                          AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  142,917 $10.28303 to  $13.69989 $1,608,379   0.57%    0.55%  to   3.25%    6.54% to    9.52%
December 31, 2011   93,246 $ 9.41906 to  $12.68275 $  967,246   0.48%    0.55%  to   3.25%   -5.72% to   -1.05%
December 31, 2010   65,121 $ 9.88878 to  $12.99556 $  686,924   0.37%    0.55%  to   3.25%    6.02% to   10.55%
December 31, 2009   17,717 $ 9.09584 to  $11.87199 $  164,854   0.20%    0.95%  to   2.95%   17.66% to   22.22%
December 31, 2008    2,161 $ 7.56739 to  $ 7.65257 $   16,459   0.01%    0.95%  to   2.65%  -24.99% to  -24.15%

                            AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012  113,955 $10.22856 to  $14.20334 $1,323,739   0.49%    0.55%  to   3.25%    9.94% to   13.01%
December 31, 2011   58,251 $ 9.24016 to  $12.74316 $  603,154   0.22%    0.55%  to   3.25%   -5.64% to   -3.01%
December 31, 2010   36,638 $ 9.72512 to  $13.32052 $  391,883   0.27%    0.55%  to   3.25%    7.69% to   12.26%
December 31, 2009    6,536 $ 8.80911 to  $11.98361 $   58,908   0.32%    0.95%  to   2.95%   18.10% to   20.09%
December 31, 2008      746 $ 7.45897 to  $ 7.54313 $    5,599   0.01%    0.95%  to   2.65%  -26.17% to  -25.34%

                                    PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       13 $13.27826 to  $14.43316 $      177   0.00%    0.55%  to   2.00%   19.70% to   21.43%
December 31, 2011       10 $11.09282 to  $11.88626 $      123   0.00%    0.55%  to   2.00%    3.43% to    4.92%
December 31, 2010        7 $10.64073 to  $11.32891 $       80   0.00%    0.55%  to   2.30%   12.97% to   19.60%
December 31, 2009        2 $ 8.95999 to  $ 9.08577 $       16   0.00%    1.50%  to   2.00%   27.80% to   28.87%
December 31, 2008        1 $ 7.01089 to  $ 7.02706 $       10   0.00%    2.00%  to   2.35%  -31.72% to  -31.56%

                                PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       34 $11.79908 to  $13.04871 $      424   0.80%    0.55%  to   2.30%    8.36% to   10.25%
December 31, 2011       32 $10.88855 to  $11.83570 $      358   0.90%    0.55%  to   2.30%    4.55% to    6.36%
December 31, 2010       12 $10.41504 to  $11.12815 $      125   0.00%    0.55%  to   2.30%   10.84% to   15.85%
December 31, 2009        8 $ 9.07106 to  $ 9.22877 $       74   1.22%    1.30%  to   2.00%   18.77% to   20.01%
December 31, 2008        7 $ 7.65475 to  $ 7.69024 $       55   3.00%    1.30%  to   2.00%  -24.13% to  -23.78%

                                       PROFUND VP FINANCIALS (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012      115 $ 6.57243 to  $10.93910 $      895   0.12%    0.55%  to   2.30%   21.92% to   24.04%
December 31, 2011       78 $ 5.39074 to  $ 8.81882 $      429   0.00%    0.55%  to   2.30%  -15.77% to  -14.31%
December 31, 2010      152 $ 6.39982 to  $10.29102 $      987   0.32%    0.55%  to   2.30%    3.05% to    9.29%
December 31, 2009      121 $ 5.90194 to  $ 5.98047 $      722   2.96%    1.50%  to   2.30%   12.42% to   13.31%
December 31, 2008       36 $ 5.26042 to  $ 5.27796 $      192   2.57%    1.50%  to   2.00%  -49.35% to  -49.18%

                                       PROFUND VP HEALTH CARE (AVAILABLE MAY 1, 2008)
                   -----------------------------------------------------------------------------------------
December 31, 2012       98 $12.04846 to  $12.71236 $    1,228   0.38%    0.55%  to   2.30%   14.76% to   16.76%
December 31, 2011       64 $10.49885 to  $10.88771 $      693   0.29%    0.55%  to   2.30%    7.64% to    9.51%
December 31, 2010       87 $ 9.75359 to  $10.01278 $      864   0.23%    0.55%  to   2.30%   -1.37% to    1.52%
December 31, 2009       41 $ 9.70197 to  $ 9.86247 $      401   0.76%    1.30%  to   2.30%   16.81% to   18.02%
December 31, 2008       21 $ 8.29892 to  $ 8.35649 $      172   0.44%    1.30%  to   2.35%  -18.25% to  -17.69%

                                      A68

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                   NET   INVESTMENT
                   UNITS        UNIT VALUE        ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)   RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------ ---------- -----------------  ------------------
                                    PROFUND VP INDUSTRIALS (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    25   $ 9.66036 to  $12.94217  $269     0.28%   0.55%  to   2.35%   13.13% to   15.16%
December 31, 2011    19   $ 8.53881 to  $11.23828  $171     0.35%   0.55%  to   2.35%   -4.04% to   -2.32%
December 31, 2010    24   $ 8.89801 to  $11.41249  $214     0.20%   1.50%  to   2.35%   14.03% to   21.92%
December 31, 2009    11   $ 7.35928 to  $ 7.46270  $ 85     0.53%   1.50%  to   2.35%   21.25% to   22.27%
December 31, 2008     9   $ 6.06953 to  $ 6.10367  $ 53     0.00%   1.50%  to   2.35%  -40.29% to  -39.96%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    32   $11.21885 to  $13.08646  $373     0.00%   0.55%  to   2.30%   12.78% to   14.75%
December 31, 2011    32   $ 9.94731 to  $11.40463  $326     0.00%   0.55%  to   2.30%   -5.07% to   -3.43%
December 31, 2010    52   $10.47890 to  $11.80941  $579     0.00%   0.55%  to   2.30%   18.01% to   26.77%
December 31, 2009    17   $ 8.34760 to  $ 8.48599  $145     0.00%   1.30%  to   2.30%   35.21% to   36.54%
December 31, 2008     8   $ 6.18606 to  $ 6.21489  $ 48     0.00%   1.30%  to   2.00%  -38.58% to  -38.30%

                                   PROFUND VP MID-CAP VALUE (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    56   $10.37597 to  $12.37923  $645     0.16%   0.55%  to   2.30%   13.94% to   15.92%
December 31, 2011    66   $ 9.10660 to  $10.67879  $665     0.15%   0.55%  to   2.30%   -6.08% to   -4.45%
December 31, 2010    46   $ 9.69632 to  $11.17632  $456     0.26%   0.55%  to   2.30%   11.96% to   18.91%
December 31, 2009    26   $ 8.23508 to  $ 8.37151  $215     1.47%   1.30%  to   2.30%   27.93% to   29.19%
December 31, 2008     5   $ 6.44994 to  $ 6.47989  $ 32     0.00%   1.30%  to   2.00%  -36.69% to  -36.40%

                                    PROFUND VP REAL ESTATE (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    48   $ 9.82085 to  $14.13382  $496     2.52%   0.55%  to   2.30%   14.53% to   16.53%
December 31, 2011    43   $ 8.57465 to  $12.12925  $386     0.00%   0.55%  to   2.30%    2.40% to    4.17%
December 31, 2010    83   $ 8.37375 to  $11.60561  $707     3.90%   0.95%  to   2.30%   15.86% to   22.85%
December 31, 2009    67   $ 6.86993 to  $ 6.96107  $467     4.03%   1.50%  to   2.30%   25.02% to   26.01%
December 31, 2008    11   $ 5.50600 to  $ 5.52429  $ 63     0.00%   1.50%  to   2.00%  -46.33% to  -46.15%

                                  PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    34   $11.18920 to  $16.45836  $411     0.00%   0.55%  to   2.90%    9.31% to   11.86%
December 31, 2011    37   $10.17680 to  $15.05725  $403     0.00%   0.55%  to   2.90%   -1.57% to    0.72%
December 31, 2010    51   $10.27873 to  $15.29722  $550     0.00%   0.55%  to   2.90%   17.66% to   24.11%
December 31, 2009    20   $ 8.36346 to  $ 8.50207  $171     0.00%   1.30%  to   2.30%   23.27% to   24.55%
December 31, 2008     6   $ 6.79469 to  $ 6.82623  $ 42     0.00%   1.30%  to   2.00%  -32.82% to  -32.50%

                                  PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    27   $10.68964 to  $12.26837  $314     0.00%   0.55%  to   2.30%   13.54% to   15.52%
December 31, 2011    39   $ 9.41484 to  $10.62040  $404     0.00%   0.55%  to   2.30%   -6.26% to   -4.63%
December 31, 2010    25   $10.04307 to  $11.09991  $259     0.07%   0.95%  to   2.30%   11.22% to   20.54%
December 31, 2009    22   $ 8.41420 to  $ 8.55355  $187     0.48%   1.30%  to   2.30%   17.69% to   18.86%
December 31, 2008     2   $ 7.18696 to  $ 7.19653  $ 15     0.00%   1.30%  to   1.50%  -29.74% to  -29.64%

                                 PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    18   $ 9.71718 to  $14.39725  $213     3.22%   0.55%  to   2.35%   13.84% to   15.88%
December 31, 2011    15   $ 8.53611 to  $12.42479  $133     3.63%   0.55%  to   2.35%   -0.47% to    1.31%
December 31, 2010    25   $ 8.57621 to  $12.26438  $246     2.48%   0.55%  to   2.35%   13.03% to   22.07%
December 31, 2009    16   $ 7.58749 to  $ 7.69379  $121    10.90%   1.50%  to   2.35%    4.86% to    5.73%
December 31, 2008     6   $ 7.23615 to  $ 7.27660  $ 40     0.00%   1.50%  to   2.35%  -29.60% to  -29.20%

                                     PROFUND VP UTILITIES (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    63   $ 9.05776 to  $12.64461  $651     2.12%   0.55%  to   2.30%   -2.12% to   -0.41%
December 31, 2011    55   $ 9.25352 to  $12.69674  $589     1.69%   0.55%  to   2.30%   14.87% to   16.86%
December 31, 2010    36   $ 8.05537 to  $10.86454  $295     2.48%   0.55%  to   2.30%    3.57% to    8.26%
December 31, 2009    38   $ 7.77777 to  $ 7.88054  $297     5.44%   1.50%  to   2.30%    8.25% to    9.10%
December 31, 2008     5   $ 7.19947 to  $ 7.22327  $ 39     0.93%   1.50%  to   2.00%  -28.71% to  -28.47%

                                  PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 1, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    70   $10.42444 to  $12.68990  $767     0.08%   0.55%  to   2.30%   10.18% to   12.10%
December 31, 2011    69   $ 9.46136 to  $11.32042  $691     0.00%   0.55%  to   2.30%    0.82% to    2.56%
December 31, 2010    71   $ 9.38481 to  $11.03756  $677     0.06%   0.55%  to   2.30%   10.49% to   11.73%
December 31, 2009    67   $ 8.48227 to  $ 8.59420  $574     0.00%   1.50%  to   2.30%   26.82% to   27.82%
December 31, 2008     1   $ 6.70176 to  $ 6.72390  $  8     0.00%   1.50%  to   2.00%  -33.72% to  -33.50%

                                      A69

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT YEAR ENDED                                    FOR YEAR ENDED
                   --------------------------------------        -----------------------------------------------
                                                          NET    INVESTMENT
                   UNITS              UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)         LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------       ----------------------  -------- ---------- -----------------  ------------------
                                   PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 1, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012      92       $ 8.76356 to  $12.13040 $    878   0.86%    0.55%  to   2.30%   12.82% to   14.79%
December 31, 2011      97       $ 7.76766 to  $10.56792 $    851   0.69%    0.55%  to   2.30%   -3.49% to   -1.82%
December 31, 2010      89       $ 8.04896 to  $10.76394 $    733   0.89%    0.55%  to   2.30%    7.47% to   11.78%
December 31, 2009      45       $ 7.29354 to  $ 7.45124 $    330   3.70%    1.00%  to   2.30%   16.78% to   18.28%
December 31, 2008       2       $ 6.25789 to  $ 6.28698 $     15   2.52%    1.30%  to   2.00%  -38.90% to  -38.61%

                          AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012   5,590       $ 9.54913 to  $12.14782 $ 61,346   0.45%    0.55%  to   3.25%    9.55% to   12.61%
December 31, 2011   3,425       $ 8.50545 to  $10.83000 $ 33,837   0.33%    0.55%  to   3.25%  -14.75% to   -6.39%
December 31, 2010   2,319       $10.44965 to  $11.61473 $ 24,809   0.02%    0.55%  to   3.25%    4.81% to   12.65%
December 31, 2009      47       $10.29149 to  $10.30741 $    487   0.00%    1.15%  to   2.35%    1.45% to    1.59%

                          AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012   6,499       $10.54999 to  $12.92284 $ 78,351   0.00%    0.55%  to   3.25%   11.44% to   14.55%
December 31, 2011   3,024       $ 9.23751 to  $11.32571 $ 32,384   0.00%    0.55%  to   3.25%   -7.55% to    0.11%
December 31, 2010   1,478       $10.66273 to  $11.35800 $ 16,039   0.00%    0.95%  to   3.25%    6.95% to   10.27%
December 31, 2009      24       $10.27380 to  $10.30032 $    249   0.00%    0.95%  to   2.95%    1.89% to    2.14%

                                   AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      48       $11.48725 to  $12.95314 $    589   2.69%    1.30%  to   3.25%    2.86% to    4.95%
December 31, 2011     314       $11.06416 to  $12.41953 $  3,603   1.15%    1.30%  to   2.95%   15.28% to   17.15%
December 31, 2010   1,771       $ 9.54633 to  $10.66744 $ 17,133   0.00%    1.30%  to   3.25%    5.41% to   10.41%
December 31, 2009     114       $ 8.74021 to  $ 8.83518 $    996   0.00%    1.30%  to   2.40%  -12.60% to  -11.65%

                                   AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012  13,596       $11.48120 to  $12.19387 $160,818   0.52%    1.15%  to   3.25%    1.70% to    3.91%
December 31, 2011  15,087       $11.28966 to  $11.73508 $173,608   0.08%    1.15%  to   3.25%    7.80% to   10.13%
December 31, 2010     450       $10.47326 to  $10.59081 $  4,746   0.00%    1.90%  to   3.25%    4.76% to    5.92%

                                   AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012  14,512       $12.80734 to  $13.85470 $191,262   0.78%    1.15%  to   3.25%    3.32% to    5.57%
December 31, 2011  18,356       $12.39610 to  $13.14210 $232,734   0.06%    1.15%  to   3.25%   16.40% to   18.92%
December 31, 2010   2,261       $10.64953 to  $11.06626 $ 24,883   0.00%    1.30%  to   3.25%    6.42% to   10.66%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012      44       $13.63464 to  $14.19378 $    603   1.60%    1.40%  to   1.85%   11.61% to   12.11%
December 31, 2011      52       $12.21604 to  $12.66075 $    649   0.64%    1.40%  to   1.85%  -14.37% to  -13.99%
December 31, 2010      68       $14.26638 to  $14.72045 $    984   0.00%    1.40%  to   1.85%   20.82% to   21.07%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012     502       $ 1.55055 to  $ 2.23677 $  1,091   0.00%    1.40%  to   1.85%   18.56% to   19.09%
December 31, 2011     683       $ 1.30203 to  $ 1.87829 $  1,249   0.00%    1.40%  to   1.85%   -7.08% to   -6.66%
December 31, 2010     961       $ 1.39498 to  $ 2.01236 $  1,889   0.00%    1.40%  to   1.85%   26.02% to   26.28%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012      41       $12.20120 to  $12.33511 $    501   0.00%    1.40%  to   1.85%    6.14% to    6.62%
December 31, 2011      47       $11.49507 to  $11.56958 $    545   0.00%    1.40%  to   1.85%   -6.08% to   -5.66%
December 31, 2010      66       $12.23884 to  $12.26392 $    804   0.00%    1.40%  to   1.85%   27.58% to   27.84%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2012     107       $12.08206 to  $12.21442 $  1,299   1.09%    1.40%  to   1.85%   12.25% to   12.75%
December 31, 2011     131       $10.76329 to  $10.83306 $  1,409   0.86%    1.40%  to   1.85%   -8.74% to   -8.34%
December 31, 2010     183       $11.79431 to  $11.81846 $  2,156   0.00%    1.40%  to   1.85%   21.79% to   22.03%

                                   AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2012  10,633       $12.12814 to  $12.65985 $131,877   0.03%    1.15%  to   3.25%    2.40% to    4.63%
December 31, 2011   7,051       $11.84372 to  $12.09978 $ 84,496   0.00%    1.15%  to   3.25%   18.44% to   21.00%

                                      A70

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                      NET     INVESTMENT
                   UNITS         UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                               AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012   19,469 $ 9.82808 to  $10.09074 $  192,842   0.04%    0.55%  to   2.15%   10.77% to   12.54%
December 31, 2011    9,116 $ 8.87815 to  $ 8.96673 $   81,124   0.00%    0.55%  to   2.05%  -11.20% to  -10.33%

                            AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012  137,665 $ 9.81460 to  $10.27765 $1,388,059   0.47%    0.55%  to   3.25%    8.25% to   11.28%
December 31, 2011   89,096 $ 9.06646 to  $ 9.23573 $  816,029   0.00%    0.55%  to   3.25%   -9.31% to   -7.64%

                      WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND -- CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012      123 $12.16401 to  $12.23691 $    1,502   0.58%    1.40%  to   1.85%   13.69% to   14.20%
December 31, 2011      125 $10.69886 to  $10.71531 $    1,341   0.00%    1.40%  to   1.85%    4.66% to    4.81%

                              AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012   12,451 $10.46916 to  $10.74805 $  132,486   0.17%    0.55%  to   2.75%    4.16% to    6.52%
December 31, 2011    1,096 $10.05117 to  $10.08473 $   11,039   0.00%    0.85%  to   2.75%    0.33% to    0.65%

                           AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2012    3,617 $10.25066 to  $10.52360 $   37,538   0.23%    0.55%  to   2.75%    1.98% to    4.30%
December 31, 2011      428 $10.05125 to  $10.08481 $    4,306   0.00%    0.85%  to   2.75%    0.24% to    0.55%

                                    AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012    3,101 $10.24517 to  $10.45376 $   32,173   0.00%    1.30%  to   3.25%    2.45% to    4.54%

                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012  226,667 $10.62945 to  $10.82950 $2,436,575   0.00%    0.55%  to   3.25%    6.32% to    8.30%

                          AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012   18,256 $10.21676 to  $10.40185 $  188,504   0.92%    0.55%  to   3.15%    2.19% to    4.02%

                       AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012       40 $10.38171 to  $10.42862 $      414   0.00%    0.55%  to   1.75%    3.83% to    4.29%

                               AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2012      103 $10.15815 to  $10.23902 $    1,049   0.00%    0.55%  to   2.65%    1.60% to    2.39%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an

                                      A71

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

           effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2012 or from the effective date of the subaccount through the end of the reporting period.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Retirement Advisor - With Combo 5% and HAV
   1.40%     No Optional Benefits
             Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
             Discovery Preferred Variable Annuity (0.15% Admin and 1.25% M&E)
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
   1.45%     Premier Bb Series 5% Roll Up and HAV or HDV
   1.50%     No Optional Benefits
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
             Premier Bb Series with LT5 or HD5
             Premier Bb Series - with HD GRO
             Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II

                                      A72

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------------------------------
   1.60%     Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     No Optional Benefit
             Discovery Choice Enhanced
             Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
             Premier B Series with HDV
             Premier B Series with Roll-up & HAV
   1.70%     GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Premier Bb Series with SLT5
             Premier Retirement B - With HAV
             Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier B Series with HD GRO
             Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and
              Step Up
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   1.85%     GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with HD GRO
             Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             With HDV
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HD GRO
             Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement B - With HD GRO II OR GRO Plus II

                                      A73

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------------
   1.95%     Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
   2.00%     Strategic Partners Enhanced FlexElite GMDB with-Greater of Roll Up or Step Up
             With HDV
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
             Premier L Series with HDV
             Premier L Series with Roll-up & HAV
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.05%     Premier X Series with HDV
             Premier X Series with Roll-up & HAV
             Premier Bb Series with LT5
             Premier Bb Series with LT5 and HDV
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier B Series 5% Roll Up and HAV and HD GRO
   2.10%     Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier L Series with HD GRO
             Premier Retirement B - With Combo 5% and HAV
             Premier Retirement L - With HAV
   2.15%     With SLT5
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier X Series with LT5 or HD5
             Premier X Series with HD GRO
             Premier Retirement C - With HAV
   2.20%     Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
             Premier L Series
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier B Series with LT5
             Premier B Series with LT5 and HDV
             Premier B Series with LT5 or HD5 and Roll-up & HAV

                                      A74

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
             Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
             Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
              Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and
              Roll Up
             Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Enhanced FlexElite with SLT5
             Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.45%     With HD GRO II OR GRO Plus II
   2.50%     Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             With LT5 or HD5 and with HDV
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Premier Retirement L - With Combo 5% and HAV
   2.55%     Premier Retirement C - With Combo 5% and HAV
   2.60%     Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or
              Step Up
             With LT5 or HD5 and with HDV
             Strategic Partners Plus Enhanced III - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with LT5
             Premier L Series with LT5 and HDV
             Premier L Series with LT5 or HD5 and Roll-up & HAV
             Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
   2.65%     Premier X Series with LT5
             Premier X Series with LT5 and HDV
             Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Premier X Series with LT5 or HD5 and Roll-up & HAV
             Premier Retirement X - With Combo 5% and HAV

                                      A75

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------
   2.70%     Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
             Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Strategic Partners Enhanced FlexElite with SLT5 with HDV
             Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II
   2.90%     Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.95%     Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   3.10%     Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
   3.15%     Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II
   3.25%     Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and GRO
              Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income
        2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product and may vary by State).

                                      A76

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

NOTE 8: OTHER


        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A77

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2011 and 2010

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

 Financial Statements                                                   Page #
 --------------------                                                   ------

 Management's Annual Report on Internal Control Over Financial
   Reporting                                                              B-2

 Consolidated Financial Statements:

 Consolidated Statements of Financial Position--December 31, 2011 and
   2010                                                                   B-3

 Consolidated Statements of Operations and Comprehensive Income
 Years ended December 31, 2011, 2010 and 2009                             B-4

 Consolidated Statements of Stockholder's Equity
 Years ended December 31, 2011, 2010 and 2009                             B-5

 Consolidated Statements of Cash Flows
 Years ended December 31, 2011, 2010 and 2009                             B-6

 Notes to Consolidated Financial Statements                               B-8

 Report of Independent Registered Public Accounting Firm                 B-83

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2011, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2011.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding internal control over financial reporting. Internal controls over Financial Reporting were not subject to attestation by the Company's registered public accounting firm pursuant to final rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

In conjunction with the restatement of these financial statements discussed in Notes 1 and 2, Management has reassessed the Company's internal contracts over financial reporting and concluded that the Company's internal control over financial reporting was effective at December 31, 2011.

March 9, 2012 except for the reassessment related to the restatement of these financial statements, as to which the date is July 20, 2012

Pruco Life Insurance Company

Consolidated Statements of Financial Position
As of December 31, 2011 and December 31, 2010 (in thousands, except share amounts)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                December 31, December 31,
                                                                                                    2011         2010
                                                                                                ------------ ------------
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $5,151,406; 2010 -
 $5,701,829)                                                                                    $ 5,544,124  $ 6,042,303
Equity securities, available for sale, at fair value (cost: 2011 - $9,627; 2010 - $17,964)            8,269       19,407
Trading account assets, at fair value                                                                25,843       22,705
Policy loans                                                                                      1,050,878    1,061,607
Short-term investments                                                                              283,281      246,904
Commercial mortgage and other loans                                                               1,406,492    1,275,022
Other long-term investments                                                                         268,486      131,994
                                                                                                -----------  -----------
  Total investments                                                                               8,587,373    8,799,942
Cash and cash equivalents                                                                           287,423      364,999
Deferred policy acquisition costs                                                                 2,545,600    2,693,689
Accrued investment income                                                                            86,020       92,806
Reinsurance recoverables                                                                          5,729,116    2,727,161
Receivables from parents and affiliates                                                             195,543      249,339
Deferred sales inducements                                                                          542,742      537,943
Income taxes receivable                                                                              76,066            -
Other assets                                                                                         44,555       53,375
Separate account assets                                                                          58,156,771   43,269,091
                                                                                                -----------  -----------
Total Assets                                                                                     76,251,209   58,788,345
                                                                                                ===========  ===========

LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                                   7,811,674    7,511,987
Future policy benefits and other policyholder liabilities                                         5,294,308    3,327,549
Cash collateral for loaned securities                                                               153,651       76,574
Securities sold under agreements to repurchase                                                       40,491        2,957
Income taxes payable                                                                                      -      307,778
Short-term debt to affiliates                                                                       129,000            -
Long-term debt to affiliates                                                                      1,172,000      895,000
Payables to parent and affiliates                                                                     3,377       41,910
Other liabilities                                                                                   694,497      475,489
Separate account liabilities                                                                     58,156,771   43,269,091
                                                                                                -----------  -----------
Total Liabilities                                                                                73,455,769   55,908,335
                                                                                                -----------  -----------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($10 par value;
  1,000,000 shares, authorized;
  250,000 shares, issued and outstanding)                                                             2,500        2,500

Additional paid-in capital                                                                          836,021      792,226

Retained earnings                                                                                 1,743,291    1,902,185

Accumulated other comprehensive income                                                              213,628      183,099
                                                                                                -----------  -----------
Total Equity                                                                                      2,795,440    2,880,010
                                                                                                -----------  -----------
TOTAL LIABILITIES AND EQUITY                                                                    $76,251,209  $58,788,345
                                                                                                ===========  ===========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Operations and Comprehensive Income (Loss)
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                          2011        2010        2009
                                                                                       ----------  ----------  ---------
REVENUES

Premiums                                                                               $   72,787  $   66,392  $  71,593
Policy charges and fee income                                                           1,109,495     591,047    652,034
Net investment income                                                                     439,950     438,244    406,040
Asset administration fees                                                                 203,508      81,358     34,004
Other income                                                                               43,861      51,319     45,841
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                           (71,348)   (120,637)   (97,552)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income                                                                    62,379     108,826     65,656
  Other realized investment gains (losses), net                                           271,052     122,445   (437,288)
                                                                                       ----------  ----------  ---------
    Total realized investment gains (losses), net                                         262,083     110,634   (469,184)
                                                                                       ----------  ----------  ---------
Total Revenues                                                                          2,131,684   1,338,994    740,328
                                                                                       ----------  ----------  ---------
BENEFITS AND EXPENSES

Policyholders' benefits                                                                   312,211        (891)   160,333
Interest credited to policyholders' account balances                                      502,585     250,517    271,379
Amortization of deferred policy acquisition costs                                         973,203      66,428    230,208
General, administrative and other expenses                                                697,884     505,956    333,340
                                                                                       ----------  ----------  ---------
Total Benefits and Expenses                                                             2,485,883     822,010    995,260
                                                                                       ----------  ----------  ---------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                        (354,199)    516,984   (254,932)
                                                                                       ----------  ----------  ---------

Income taxes
  Current                                                                                  42,474     157,318     93,658
  Deferred                                                                               (263,930)    (29,219)  (248,231)
                                                                                       ----------  ----------  ---------

Income tax expense (benefit)                                                             (221,456)    128,099   (154,573)
                                                                                       ----------  ----------  ---------
NET INCOME (LOSS)                                                                      $ (132,743) $  388,885  $(100,359)
                                                                                       ==========  ==========  =========
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                                   (178)       (195)       349
    Unrealized investment gains (losses) for the period                                   122,946      97,392    357,688
    Reclassification adjustment for (gains) losses included in net income                 (75,822)     46,532     34,650
                                                                                       ----------  ----------  ---------
  Net unrealized investment gains (losses)                                                 47,124     143,924    392,338
                                                                                       ----------  ----------  ---------
Other comprehensive income (loss), before tax:                                             46,946     143,729    392,687
  Less: Income tax expense (benefit) related to items of other comprehensive
   income                                                                                  16,417      50,137    135,293
  Impact of adoption of new guidance for other-than-temporary impairments of debt
   securities, net of taxes                                                                     -           -     19,536
                                                                                       ----------  ----------  ---------
Other comprehensive income (loss), net of tax:                                             30,529      93,592    276,930
                                                                                       ----------  ----------  ---------
COMPREHENSIVE INCOME (LOSS)                                                            $ (102,214) $  482,477  $ 176,571
                                                                                       ==========  ==========  =========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------


                                                                                        Accumulated
                                                                Additional                 Other
                                                         Common  Paid-in    Retained   Comprehensive   Total
                                                         Stock   Capital    Earnings   Income (Loss)   Equity
                                                         ------ ---------- ----------  ------------- ----------
Balance, December 31, 2008                               $2,500  $815,664  $2,046,712    $(137,135)  $2,727,741

Cumulative effect of adoption of accounting principle                        (352,589)     (30,752)    (383,341)
Contributed Capital                                           -    13,194           -                    13,194
Impact of adoption of new guidance for other-than-
 temporary impairments of debt securities, net of taxes       -         -      19,536      (19,536)           -
Comprehensive income:
  Net income (loss)                                           -         -    (100,359)           -     (100,359)
  Other comprehensive income (loss), net of tax               -         -           -      276,930      276,930
                                                                                                     ----------
Total comprehensive income                                                                              176,571
                                                         ------  --------  ----------    ---------   ----------
Balance, December 31, 2009                               $2,500  $828,858  $1,613,300    $  89,507   $2,534,165

Contributed Capital                                           -        10           -            -           10
Affiliated Asset Transfers                                    -   (36,642)          -            -      (36,642)
Dividend to Parent                                            -         -    (100,000)           -     (100,000)
Comprehensive income:
  Net income                                                  -         -     388,885                   388,885
  Other comprehensive income (loss), net of tax               -         -           -       93,592       93,592
                                                         ------  --------  ----------    ---------   ----------
Total comprehensive income                                                                              482,477
                                                         ------  --------  ----------    ---------   ----------
Balance, December 31, 2010                               $2,500  $792,226  $1,902,185    $ 183,099   $2,880,010

Contributed Capital- Parent/Child Asset Transfers             -     3,543           -            -        3,543
Affiliated Asset Transfers                                    -    40,252     (26,151)           -       14,101
Comprehensive income:
  Net income (loss)                                           -         -    (132,743)           -     (132,743)
  Other comprehensive income (loss), net of tax               -         -           -       30,529       30,529
                                                                                                     ----------
Total comprehensive income                                                                             (102,214)
                                                         ------  --------  ----------    ---------   ----------
Balance, December 31, 2011                               $2,500  $836,021  $1,743,291    $ 213,628   $2,795,440
                                                         ======  ========  ==========    =========   ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Cash Flows
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                                   2011
                                                                                                 Restated       2010
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                                                              $  (132,743) $   388,885
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Policy charges and fee income                                                                   (127,683)    (204,264)
  Interest credited to policyholders' account balances                                             502,585      250,517
  Realized investment (gains) losses, net                                                         (262,083)    (110,634)
  Amortization and other non-cash items                                                            (68,098)     (20,870)
  Change in:
   Future policy benefits and other insurance liabilities                                          870,582      728,898
   Reinsurance recoverables                                                                       (798,474)    (819,599)
   Accrued investment income                                                                         6,785       (2,686)
   Receivables from parent and affiliates                                                           46,595      (37,402)
   Payables to parent and affiliates                                                               (48,064)       7,754
   Deferred policy acquisition costs                                                              (123,100)    (839,806)
   Income taxes payable                                                                           (412,217)     (56,052)
   Deferred sales inducements                                                                     (289,642)    (246,006)
   Other, net                                                                                      160,375      (34,532)
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES                                                 $  (675,182) $  (995,797)
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale                                                        $ 1,069,922  $ 1,843,933
   Short-term investments                                                                        1,167,039    1,069,535
   Policy loans                                                                                    122,721      115,225
   Commercial mortgage and other loans                                                              82,098       64,520
   Other long-term investments                                                                      10,612       24,443
   Equity securities, available for sale                                                            10,355       15,978
   Trading account assets, at fair value                                                             5,174        4,527
  Payments for the purchase/origination of:                                                              -            -
   Fixed maturities, available for sale                                                         (1,135,456)  (1,846,086)
   Short-term investments                                                                       (1,203,342)  (1,143,338)
   Policy loans                                                                                   (102,230)    (119,752)
   Commercial mortgage and other loans                                                            (204,951)    (305,789)
   Other long-term investments                                                                     (70,641)     (62,979)
   Equity securities, available for sale                                                            (8,528)      (6,777)
   Trading account assets, at fair value                                                                 -            -
  Notes receivable from parent and affiliates, net                                                   6,842       55,863
  Other                                                                                              2,757        4,852
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES                                                 $  (247,628) $  (285,845)
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
  Policyholders' account deposits                                                              $ 3,044,607  $ 3,092,710
  Ceded policyholders' account deposits                                                           (117,916)           -
  Policyholders' account withdrawals                                                            (2,555,035)  (2,328,806)
  Ceded policyholders' account withdrawals                                                           8,824            -
  Net change in securities sold under agreement to repurchase and cash collateral for loaned
   securities                                                                                      114,612     (128,177)
  Dividend to parent                                                                                     -     (100,000)
  Contributed capital (including parent/child asset transfer)                                        3,543           10
  Net change in financing arrangements (maturities 90 days or less)                                 69,599       72,793
  Net change in long-term borrowing                                                                277,000      895,000
                                                                                               -----------  -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES                                                 $   845,234  $ 1,503,530
                                                                                               -----------  -----------
  Net increase (decrease) in cash and cash equivalents                                             (77,576)     221,888
  Cash and cash equivalents, beginning of year                                                     364,999      143,111
                                                                                               -----------  -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                         $   287,423  $   364,999
                                                                                               ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes (refunded) paid                                                                 $   166,606  $   185,220
  Interest paid                                                                                $    33,104  $     3,212

                                                                                                   2009
                                                                                               -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                                                              $  (100,359)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Policy charges and fee income                                                                   (265,669)
  Interest credited to policyholders' account balances                                             271,379
  Realized investment (gains) losses, net                                                          469,184
  Amortization and other non-cash items                                                            (10,451)
  Change in:
   Future policy benefits and other insurance liabilities                                          475,721
   Reinsurance recoverables                                                                       (533,781)
   Accrued investment income                                                                       (10,959)
   Receivables from parent and affiliates                                                           94,287
   Payables to parent and affiliates                                                               (41,496)
   Deferred policy acquisition costs                                                              (199,050)
   Income taxes payable                                                                            (86,464)
   Deferred sales inducements                                                                      (94,526)
   Other, net                                                                                      (16,104)
                                                                                               -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES                                                 $   (48,288)
                                                                                               -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale                                                        $ 1,673,613
   Short-term investments                                                                          775,481
   Policy loans                                                                                    150,744
   Commercial mortgage and other loans                                                              46,286
   Other long-term investments                                                                       1,761
   Equity securities, available for sale                                                            19,541
   Trading account assets, at fair value                                                                 5
  Payments for the purchase/origination of:                                                              -
   Fixed maturities, available for sale                                                         (2,443,789)
   Short-term investments                                                                         (872,256)
   Policy loans                                                                                   (117,727)
   Commercial mortgage and other loans                                                            (230,550)
   Other long-term investments                                                                      (7,253)
   Equity securities, available for sale                                                           (19,636)
   Trading account assets, at fair value                                                           (13,301)
  Notes receivable from parent and affiliates, net                                                (143,419)
  Other                                                                                              7,817
                                                                                               -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES                                                 $(1,172,683)
                                                                                               -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
  Policyholders' account deposits                                                              $ 1,937,462
  Ceded policyholders' account deposits                                                                  -
  Policyholders' account withdrawals                                                            (1,223,565)
  Ceded policyholders' account withdrawals                                                               -
  Net change in securities sold under agreement to repurchase and cash collateral for loaned
   securities                                                                                       53,994
  Dividend to parent                                                                                     -
  Contributed capital (including parent/child asset transfer)                                            -
  Net change in financing arrangements (maturities 90 days or less)                                  1,146
  Net change in long-term borrowing                                                                      -
                                                                                               -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES                                                 $   769,037
                                                                                               -----------
  Net increase (decrease) in cash and cash equivalents                                            (451,934)
  Cash and cash equivalents, beginning of year                                                     595,045
                                                                                               -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                         $   143,111
                                                                                               ===========
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes (refunded) paid                                                                 $   (68,108)
  Interest paid                                                                                $         8

                See Notes to Consolidated Financial Statements

Significant Non Cash Transactions

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows excludes $313 million of increases in fixed maturities, available for sale related to a non-cash transfer of assets to the Company. These assets were received as consideration of premium due to the Company for the recapture of policies issued prior to January 1, 2011 previously reinsured by UPARC, an affiliate (See Note 13).

Cash Flows from Investing Activities in the 2011 Consolidated Statement of Cash Flows also excludes $1,054 million of decreases in fixed maturities available for sale related to the coinsurance transaction with PAR U, an affiliate (See
Note 13). The assets transferred included $1,009 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $45 million to Prudential Insurance, the Company's parent company, to settle tax expenses arising from this coinsurance transaction.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
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1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, or the "Company," is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance," which in turn is an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial." Pruco Life Insurance Company was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all States except New York.

The Company has three subsidiaries, including one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey, or "PLNJ," and two subsidiaries formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life Insurance Company and its subsidiaries are together referred to as the Company and all financial information is shown on a consolidated basis. Two additional subsidiaries formerly owned by the Company for the purpose of acquiring fixed income investments were liquidated in 2009.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities only in New Jersey and New York.

Beginning in March 2010, Prudential Annuities Life Assurance Corporation ("PALAC"), an affiliate of the Company, ceased offering its existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product in the Company. In general, the new product line offers the same optional living benefits and optional death benefits as offered by PALAC's existing variable annuities. However, subject to applicable contractual provisions and administrative rules, PALAC will continue to accept subsequent purchase payments on in force contracts under existing annuity products. These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. In addition, by limiting its variable annuity offerings to a single product line sold through one insurer (and its affiliate, for New York sales), the Prudential Annuities business unit of Prudential Financial expects to convey a more focused, cohesive image in the marketplace.

Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "U.S. GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
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1. BUSINESS AND BASIS OF PRESENTATION (continued)


Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Restatement of Consolidated Statement of Cash Flows
The Company has restated the Consolidated Statement of Cash Flows for the year ended December 31, 2011 included in the Company's 2011 Annual Report on Form 10-K. While the restatement affects the subtotals of cash flows from operating, investing and financing activities, it has no impact on the net increase (decrease) in cash and cash equivalents for the previously reported period. The restatement also has no impact on the Company's Consolidated Statements of Financial Position, Consolidated Statements of Operations or Consolidated Statements of Stockholder's Equity as of the end of or for any previously reported period.

The restatement primarily corrects the presentation of the settlements of certain reinsurance transactions between the Company and its affiliates that occurred during the quarter ended December 31, 2011. The settlements were made by transferring fixed maturity securities, however, the Consolidated Statement of Cash Flows for the year ended December 31, 2011 reflected these settlements as if they were made with cash. The correct presentation is to exclude these non-cash transactions from the Consolidated Statement of Cash Flows and disclose them in the Consolidated Financial Statements. Primarily as a result of the incorrect presentation of these non-cash transactions, Cash Flows used in Operating Activities was overstated by $768.2 million, Cash Flows from Investing Activities was overstated by $635.1 million and Cash Flows from Financing Activities was overstated by $133.1 million. These transactions are fully described in Note 13.

For further detail on the 2011 Consolidated Statement of Cash Flows, as reported and as restated, refer to Note 2.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments and Investment Related Liabilities
The Company's investments in debt and equity securities include fixed maturities; trading account assets; equity securities; and short-term investments. The accounting policies related to these, as well as commercial mortgage and other loans, are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available for sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Interest income, as well as the related amortization of premium and accretion of discount, is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available for sale," net

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)."

Equity securities available for sale are comprised of common stock, and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Trading account assets, at fair value, consist primarily of asset-backed securities, commercial mortgage-backed securities and perpetual preferred stock whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities." Realized and unrealized gains and losses for these investments are reported in "Other income." Interest and dividend income from these investments is reported in "Net investment income."

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other). Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage loan and agricultural loan portfolios on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for loan losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage loans and agricultural loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and agricultural loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. As part of securities repurchase agreements or securities loan transactions the Company transfers U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company transfers cash as collateral and receives U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General, administrative and other expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General, administrative and other expenses").

Other long-term investments consist of the derivatives, the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

"Short-term investments" primarily consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities, an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)." Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions, and are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs
Costs that are directly related to the production of new insurance and annuity products are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") include incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance retrospectively adopted effective January 1, 2012, which is reflected in the Consolidated Financial Statements. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs for interest sensitive and variable life products and fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (approximately 25 - 99 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Reinsurance recoverables
Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Separate Account Assets and Liabilities
Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholder's account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Deferred sales inducements
The Company provides sales inducements to contractholders, which primarily reflect an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized in "Deferred sales inducements". They are amortized using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances."

Other Assets and Other Liabilities
Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits
The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For life insurance and annuity products, expected mortality and morbidity is generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation on our term life products. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and morbidity and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity products with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes net liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 7, and certain unearned revenues.

Policyholders' Account Balances
The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include a provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities
Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition
Premiums from individual life products, other than interest-sensitive life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are accounted for as embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive contracts, are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC. Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized using assumptions consistent with those used to account for the underlying policies.

Asset Administration Fees
The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, financial indices, or the values of securities. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options which are contracted in the over-the-counter market with an affiliate. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, financial indices, values of securities, credit spreads, market volatility, expected returns, non-performance risks and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Derivatives are recorded either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty for which a master netting arrangement has been executed. As discussed below and in Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges are recorded in current earnings. Cash flows from these derivatives are reported in the operating and investing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge, or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company ("UPARC"). The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the value of the underlying contractual guarantees that are carried at fair value and included in "Reinsurance recoverable," and changes in "Realized investment gains (losses), net." In the third quarter of 2011, the Company amended its reinsurance agreement resulting in a recapture of a portion of this business (See Note 13) effective July 1, 2011. Pursuant to the recapture amendment, the settlement of the recapture premium occurred subsequent to the effective date of the recapture. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within UPARC. This settlement feature was accounted for as a derivative.

Concurrent with the recapture discussed above, the Company entered into a new coinsurance agreement with an affiliate, Prudential Arizona Reinsurance Universal Company, ("PAR U") effective July 1, 2011. The settlement of the initial coinsurance premium also occurred subsequent to the effective date of the coinsurance agreement and contains a settlement provision similar to the recapture premium, discussed above. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

Income Taxes
The Company is a member of the consolidated federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements
In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2009 on January 1, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2010 on January 1, 2011. The required disclosures are provided in
Note 10 and Note 11.

In April 2010, the FASB issued authoritative guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively to all prior periods upon the date of adoption, with early adoption permitted. The Company's adoption of this guidance effective January 1, 2011 did not have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The Company adopted this guidance effective December 31, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. The required disclosures are included above and in Note 3. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. These disclosures are effective for

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

the first interim or annual reporting period beginning on or after June 15, 2011, concurrent with the effective date of guidance for determining what constitutes a troubled debt restructuring. The disclosures required by this guidance related to troubled debt restructurings were adopted in the third quarter of 2011 and are included above and in Note 3.

In April 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's consolidated financial position, results of operations, or financial statement disclosures.

Effective January 1, 2012 the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Consolidated Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $672 and $684 million, an increase in "Policyholders' Account Balances" of $3 and $3 million, and a reduction in "Total equity" of $469 and $446 million, respectively. As of December 31, 2011, "Other Liabilities" increased $48 million and "Reinsurance Recoverables" increased $2 million related to the impact of this guidance on the 2011 coinsurance agreement with PAR U (see Note 8), The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was a decrease of $34, $125 and $53 million, respectively. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


The following tables present amounts as previously reported in 2011, the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column. Also included within the Statement of Cash Flows table within the "Impact of Restatement" column is the impact of the restatement described in Note 1 for the year ended December 31, 2011.

Consolidated Statements of Financial Position:

                                                   December 31, 2011
                                           ----------------------------------
                                               As                     As
                                           Previously  Effect of   Currently
                                            Reported    Change     Reported
                                           ----------- ---------  -----------
                                                     (in thousands)
   Deferred policy acquisition costs       $ 3,217,508 $(671,908) $ 2,545,600
   Reinsurance recoverables                  5,727,610     1,506    5,729,116
   Income taxes receivable (1)                       -    76,066       76,066
   Other assets                                 44,557        (2)      44,555
   Total assets                             76,845,547  (594,338)  76,251,209

   Policyholders' account balances           7,808,840     2,834    7,811,674
   Income taxes payable (1)                    176,517  (176,517)           -
   Other liabilities                           646,569    47,928      694,497
   Total liabilities                        73,581,524  (125,755)  73,455,769

   Retained earnings                         2,233,698  (490,407)   1,743,291
   Accumulated other comprehensive income      191,804    21,824      213,628
   Total equity                              3,264,023  (468,583)   2,795,440
   Total liabilities and equity            $76,845,547 $(594,338) $76,251,209

    (1)Income taxes reported in December 31, 2011 was in a payable position. The effect of the change converted the balance to a receivable position and was moved into the asset section of the balance sheet.

                                                   December 31, 2010
                                           ----------------------------------
                                               As                     As
                                           Previously  Effect of   Currently
                                            Reported    Change     Reported
                                           ----------- ---------  -----------
                                                     (in thousands)
   Deferred policy acquisition costs       $ 3,377,557 $(683,868) $ 2,693,689
   Total assets                             59,472,213  (683,868)  58,788,345
   Policyholders' account balances           7,509,169     2,818    7,511,987
   Income taxes                                548,280  (240,502)     307,778
   Total liabilities                        56,146,019  (237,684)  55,908,335
   Retained earnings                         2,370,525  (468,340)   1,902,185
   Accumulated other comprehensive income      160,943    22,156      183,099
   Total equity                              3,326,194  (446,184)   2,880,010
   Total liabilities and equity            $59,472,213 $(683,868) $58,788,345

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Consolidated Statements of Operations:

                                                       Year Ended December 31, 2011
                                                   ------------------------------------
                                                   As Previously Effect of  As Currently
                                                     Reported     Change      Reported
                                                   ------------- ---------  ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                       $1,109,123   $     372   $1,109,495
Other income                                            42,598       1,263       43,861
  Total revenues                                     2,130,049       1,635    2,131,684
Benefits and expenses
Amortization of deferred policy acquisition costs    1,114,843    (141,640)     973,203
General, administrative and other expenses             520,665     177,219      697,884
Total benefits and expenses                          2,450,304      35,579    2,485,883
Income (loss) from operations before income taxes     (320,255)    (33,944)    (354,199)
Income tax expense (benefit)                          (209,579)    (11,877)    (221,456)
Net income (loss)                                   $ (110,676)  $ (22,067)  $ (132,743)

                                                       Year Ended December 31, 2010
                                                   ------------------------------------
                                                   As Previously Effect of  As Currently
                                                     Reported     Change      Reported
                                                   ------------- ---------  ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                       $  589,051   $   1,996   $  591,047
  Total revenues                                     1,336,998       1,996    1,338,994
Benefits and expenses
Amortization of deferred policy acquisition costs       93,125     (26,697)      66,428
General, administrative and other expenses             352,366     153,590      505,956
  Total benefits and expenses                          695,117     126,893      822,010
Income (loss) from operations before income taxes      641,881    (124,897)     516,984
Income tax expense (benefit)                           171,813     (43,714)     128,099
Net income (loss)                                   $  470,068   $ (81,183)  $  388,885

                                                       Year Ended December 31, 2009
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                        $ 653,134   $ (1,100)  $ 652,034
  Total revenues                                       741,428     (1,100)    740,328
Benefits and expenses
Amortization of deferred policy acquisition costs      294,286    (64,078)    230,208
General, administrative and other expenses             217,181    116,159     333,340
  Total benefits and expenses                          943,179     52,081     995,260
Income (loss) from operations before income taxes     (201,751)   (53,181)   (254,932)
Income tax expense (benefit)                          (135,960)   (18,613)   (154,573)
Net income (loss)                                    $ (65,791)  $(34,568)  $(100,359)

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Consolidated Statements of Cash Flows:

                                                         Year Ended December 31, 2011
                                                ----------------------------------------------
                                                     As       Effect                   As
                                                 Previously     of      Impact of   Currently
                                                  Reported    Change   Restatement  Reported
                                                -----------  --------  ----------- -----------
                                                                (in thousands)
Cash flows from (used in) operating activities
Net income                                      $  (110,676) $(22,067) $        -  $  (132,743)
Policy charges and fee income                      (213,804)     (363)     86,484     (127,683)
Change in:
  Reinsurance recoverables                       (1,951,987)   (1,006)  1,154,519     (798,474)
  Payable to parent and affiliates                  (38,856)               (9,208)     (48,064)
  Deferred policy acquisition costs                 170,673   (12,613)   (281,160)    (123,100)
  Income taxes payable                             (441,534)  (11,877)     41,194     (412,217)
  Other, net                                        336,092    47,926    (223,643)     160,375
Cash flows from (used in) operating activities   (1,443,368)        -     768,186     (675,182)
Cash flows from (used in) investing activities
Proceeds from the sale/maturity/prepayment of:
  Fixed maturities available for sale             1,705,018         -    (635,096)   1,069,922
Cash flows from (used in) investing activities      387,468         -    (635,096)    (247,628)
Cash flows from (used in) financing activities
Ceded policyholders' account deposits                     -         -    (117,916)    (117,916)
Policyholders' account withdrawals               (2,531,037)        -     (23,998)  (2,555,035)
Ceded policyholders' account withdrawals                  -         -       8,824        8,824
Cash flows from (used in) financing activities  $   973,324  $      -  $ (133,090) $   845,234

                                                    Year Ended December 31, 2010
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash flows from (used in) operating activities
Net income (loss)                                 $ 470,068   $(81,183)  $ 388,885
Policy charges and fee income                      (202,268)    (1,996)   (204,264)
Change in:
  Deferred policy acquisition costs                (966,699)   126,893    (839,806)
  Income taxes payable                              (12,338)   (43,714)    (56,052)
Cash flows from (used in) operating activities    $(995,797)  $      -   $(995,797)

                                                    Year Ended December 31, 2009
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash flows from (used in) operating activities
Net income (loss)                                 $ (65,791)  $(34,568)  $(100,359)
Policy charges and fee income                      (266,769)     1,100    (265,669)
Change in:
  Deferred policy acquisition costs                (251,131)    52,081    (199,050)
  Income taxes payable                              (67,851)   (18,613)    (86,464)
Cash flows from (used in) operating activities    $ (48,288)  $      -   $ (48,288)

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Future Adoption of New Accounting Pronouncements
In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations, and financial statement disclosures.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Company expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Company's consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance effective January 1, 2012 is not expected to have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

3. INVESTMENTS

Fixed Maturities and Equity Securities
The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                     December 31, 2011
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (4)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $  144,083  $ 14,321   $     4   $  158,400  $      -
Obligations of U.S. states and their political
 subdivisions                                         43,830     5,808         -       49,638         -
Foreign government bonds                              47,910     6,615         4       54,521         -
Public utilities                                     589,574    63,283     1,497      651,360         -
All other corporate securities                     3,145,363   252,186     6,956    3,390,593    (1,285)
Asset-backed securities (1)                          376,505    19,235    22,495      373,245   (27,122)
Commercial mortgage-backed securities                505,310    37,015         2      542,323         -
Residential mortgage-backed securities (2)           298,831    25,550       337      324,044    (1,296)
                                                  ----------  --------   -------   ----------  --------
Total fixed maturities, available-for-sale        $5,151,406  $424,013   $31,295   $5,544,124  $(29,703)
                                                  ==========  ========   =======   ==========  ========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                 December 31, 2011
                                                 --------------------------------------------------
                                                                                        Other-than-
                                                             Gross      Gross            temporary
                                                 Amortized Unrealized Unrealized Fair   impairments
                                                   Cost      Gains      Losses   Value  in AOCI (4)
                                                 --------- ---------- ---------- ------ -----------
                                                                   (in thousands)
Equity securities, available-for-sale
Common Stocks:
  Public utilities                                $   90      $  5      $   23   $   71
  Industrial, miscellaneous & other                7,100       597       1,742    5,956
Non-redeemable preferred stocks                    2,437         6         201    2,242
                                                  ------      ----      ------   ------
Total equity securities, available-for-sale (3)   $9,627      $608      $1,966   $8,269
                                                  ======      ====      ======   ======

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)During the third quarter of 2011, perpetual preferred stocks of $8.4 million were reclassified to "Trading Account Assets". Prior periods were not restated.
    (4)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI," which were not included in earnings. Amount excludes $11 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                                                                     December 31, 2010
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (3)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $  223,442  $  4,563   $    43   $  227,962  $      -
Obligations of U.S. states and their political
 subdivisions                                         25,126        66     1,063       24,129         -
Foreign government bonds                              48,725     5,984         -       54,709         -
Public utilities                                     494,163    40,646     2,412      532,397         -
All other corporate securities                     3,596,805   252,050    11,055    3,837,800      (694)
Asset-backed securities (1)                          417,339    22,316    30,077      409,578   (37,817)
Commercial mortgage-backed securities                546,056    34,711       247      580,520         -
Residential mortgage-backed securities (2)           350,173    25,228       193      375,208    (1,437)
                                                  ----------  --------   -------   ----------  --------
Total fixed maturities, available-for-sale        $5,701,829  $385,564   $45,090   $6,042,303  $(39,948)
                                                  ==========  ========   =======   ==========  ========
Equity securities available-for-sale
Common Stocks:
  Public utilities                                $       90  $     14   $     -   $      104
  Banks, trusts & insurance companies                      -         -         -            -
  Industrial, miscellaneous & other                    7,324     2,545       309        9,560
Non-redeemable preferred stocks                        2,438         -     1,390        1,048
Perpetual preferred stocks                             8,112       793       210        8,695
                                                  ----------  --------   -------   ----------
Total equity securities, available-for-sale       $   17,964  $  3,352   $ 1,909   $   19,407
                                                  ==========  ========   =======   ==========

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI" which were not included in earnings. Amount excludes $15 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2011, are as follows:

                                                  Available-for-Sale
                                                 ---------------------
                                                 Amortized    Fair
                                                   Cost       Value
                                                 ---------- ----------
                                                    (in thousands)
         Due in one year or less                 $  321,169 $  324,872

         Due after one year through five years    1,556,554  1,663,138

         Due after five years through ten years   1,371,340  1,503,916

         Due after ten years                        721,697    812,586

         Asset-backed securities                    376,505    373,245

         Commercial mortgage-backed securities      505,310    542,323

         Residential mortgage-backed securities     298,831    324,044
                                                 ---------- ----------
           Total                                 $5,151,406 $5,544,124
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                    2011      2010       2009
                                                                                  --------  --------  ----------
                                                                                          (in thousands)
Fixed maturities, available-for-sale
  Proceeds from sales                                                             $218,200  $788,657  $  572,902
  Proceeds from maturities/repayments                                              836,724   919,875   1,100,012
  Gross investment gains from sales, prepayments and maturities                     83,600    45,098      17,375
  Gross investment losses from sales and maturities                                   (411)   (2,497)    (19,291)
Equity securities, available-for-sale
  Proceeds from sales                                                             $  6,397  $  6,978  $   14,408
  Proceeds from maturities/repayments                                                3,958     9,000       5,000
  Gross investment gains from sales                                                  3,857       348       1,785
  Gross investment losses from sales                                                     -      (367)       (363)
Fixed maturity and equity security impairments
  Net writedowns for other-than-temporary impairment losses on fixed maturities
   recognized in earnings (1)                                                     $ (8,969) $(11,811) $  (31,896)
  Writedowns for other-than-temporary impairment losses on equity securities        (2,255)     (147)     (2,259)

    (1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). The net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                                                Year Ended     Year Ended
                                                                                               December 31,   December 31,
                                                                                                   2011           2010
                                                                                              -------------- --------------
                                                                                              (in thousands) (in thousands)
Balance, beginning of period                                                                     $36,820        $42,943
Credit loss impairments previously recognized on securities which matured, paid down,
 prepaid or were sold during the period                                                           (7,456)        (7,144)
Credit loss impairments previously recognized on securities impaired to fair value during
 the period (1)                                                                                   (4,055)        (7,158)
Credit loss impairment recognized in the current period on securities not previously
 impaired                                                                                            403             26
Additional credit loss impairments recognized in the current period on securities previously
 impaired                                                                                          5,630          8,950
Increases due to the passage of time on previously recorded credit losses                          1,487          2,222
Accretion of credit loss impairments previously recognized due to an increase in cash flows
 expected to be collected                                                                         (1,322)        (3,019)
                                                                                                 -------        -------
Balance, end of period                                                                           $31,507        $36,820
                                                                                                 =======        =======

    (1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Trading Account Assets
The following table provides information relating to trading account assets, at fair value as of the dates indicated:

                                           December 31, 2011 December 31, 2010
                                           ----------------- -----------------
                                           Amortized  Fair   Amortized  Fair
                                             Cost     Value    Cost     Value
                                           --------- ------- --------- -------
                                                     (in thousands)
 Fixed maturities:
   Asset-backed securities                  $16,597  $17,419  $16,074  $17,525
   Commercial mortgage-backed securities      4,978    5,062    4,950    5,180
                                            -------  -------  -------  -------
 Total fixed maturities                      21,575   22,481   21,024   22,705
 Equity securities (1)                        3,135    3,362        -        -
                                            -------  -------  -------  -------
 Total trading account assets               $24,710  $25,843  $21,024  $22,705
                                            =======  =======  =======  =======

    (1)During 2011, perpetual preferred stocks of $8.4 million were reclassified from "Equity Securities, available-for-sale". Prior periods were not restated.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was ($0.5) million, ($0.2) million and $3.2 million during the years ended December 31, 2011 , 2010 and 2009, respectively.

Commercial Mortgage and Other Loans
The Company's commercial mortgage and other loans are comprised as follows as of the dates indicated:

                                                                         December 31, 2011     December 31, 2010
                                                                       --------------------  --------------------
                                                                           Amount     % of       Amount     % of
                                                                       (in thousands) Total  (in thousands) Total
Commercial mortgage and other loans by property type:
Industrial buildings                                                     $  261,699    18.4%   $  226,174    17.4%
Retail                                                                      453,352    31.9       438,072    33.8
Apartments/Multi-Family                                                     218,524    15.4       203,749    15.7
Office buildings                                                            223,587    15.8       208,699    16.1
Hospitality                                                                  61,910     4.4        57,409     4.4
Other                                                                        97,383     6.9        85,133     6.6
                                                                         ----------   -----    ----------   -----
Total commercial mortgage loans by property type                          1,316,455    92.8     1,219,236    94.0
Agricultural property loans                                                 102,850     7.2        77,214     6.0
                                                                         ----------   -----    ----------   -----
Total commercial mortgage and agricultural loans by property type         1,419,305   100.0%    1,296,450   100.0%
                                                                                      =====                 =====
Valuation allowance                                                         (12,813)              (21,428)
                                                                         ----------            ----------
Total net commercial and agricultural mortgage loans by property type    $1,406,492            $1,275,022
                                                                         ==========            ==========

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in California (21%), New Jersey (13%), Texas (8%) and Virginia (8%) at December 31, 2011.

Activity in the allowance for losses for all commercial mortgage and other loans, for the years ended December 31, 2011, 2010 and 2009, is as follows:

                                                   2011 (2) 2010 (2) 2009 (2)
                                                   -------- -------- --------
                                                         (in thousands)
   Allowance for losses, beginning of year         $21,428  $25,742  $ 8,173
   Addition to / (release of) allowance of losses   (8,615)  (4,314)  17,569
                                                   -------  -------  -------
   Allowance for losses, end of year (1)           $12,813  $21,428  $25,742
                                                   =======  =======  =======

    (1)Agricultural loans represent $0.4 million, $0.4 million and $0.0 million of the ending allowance at December 31, 2011, 2010 and 2009, respectively.
    (2)Valuation allowances for 2011 and 2010 are presented in a format consistent with new disclosure requirements under the updated guidance issued by FASB in 2011. Valuation allowances for 2009 are provided consistent with the prior presentation.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans for the years ended December 31, 2011 and 2010:

                                                           December 31, 2011 December 31, 2010
                                                           ----------------- -----------------
                                                                       Total Loans
                                                                     (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)     $    5,743        $   10,536
Ending balance: collectively evaluated for impairment (2)          7,070            10,892
                                                              ----------        ----------
Total ending balance                                          $   12,813        $   21,428
Recorded Investment: (3)
Ending balance: individually evaluated for impairment (1)     $   17,849        $   38,061
Ending balance: collectively evaluated for impairment (2)      1,401,456         1,258,389
                                                              ----------        ----------
Total ending balance, gross of reserves                       $1,419,305        $1,296,450
                                                              ==========        ==========

    (1)There were no agricultural loans individually evaluated for impairments at December 31, 2011 and 2010.
    (2)Agricultural loans collectively evaluated for impairment had a recorded investment of $103 million and $77.2 million and related allowance of $0.4 million at December 31, 2011 and 2010, respectively.
    (3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of December 31, 2011 and 2010 had a recorded investment and unpaid principal balance of $17.8 million and $38 million and related allowance of $5.7 million and $10.5 million, respectively, primarily related to the hospitality and other property types. At December 31, 2011 and 2010, the Company held no impaired agricultural loans. Net investment income recognized on these loans totaled $0.5 million for the year ended December 31, 2011 and $1 million for the year ended December 31, 2010.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of December 31, 2011 and 2010, the Company held no such loans. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2 Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2011 and 2010, 93% of the $1.4 billion recorded investment and 88% of the $1.3 billion recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2011 and 2010, 95% of the recorded investment had a debt service coverage ratio of 1.1X or greater. As of December 31, 2011, approximately $72 million or 5% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2010, approximately $86 million or 7% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

As of December 31, 2011 and 2010, all commercial mortgage and other loans were in current status, with the exception of $1.6 million and $22.2 million, respectively, that were classified as past due, primarily related to

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

other property types, As of December 31, 2011 and 2010, $22.6 million and $38.1 million, respectively, of commercial mortgage and other loans, were in non-accrual status based upon the recorded investment gross of allowance for credit losses, primarily related to hospitality and other property types. See
Note 2 for further discussion regarding nonaccrual status loans. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

For the year ended December 31, 2011, there were no commercial mortgage and other loans sold or acquired.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company's outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring is not material.

Other Long term Investments
"Other long-term investments" are comprised as follows at December 31:

                                                       2011     2010
                                                     -------- --------
                                                      (in thousands)
          Company's investment in Separate accounts  $ 31,947 $ 29,827
          Joint ventures and limited partnerships     113,445   86,972
          Derivatives                                 123,094   15,195
                                                     -------- --------
          Total other long- term investments         $268,486 $131,994
                                                     ======== ========

Net Investment Income
Net investment income for the years ended December 31, was from the following sources:

                                                  2011      2010      2009
                                                --------  --------  --------
                                                       (in thousands)
   Fixed maturities, available for sale         $300,850  $313,036  $306,535
   Equity securities, available for sale             227     1,005     1,966
   Trading account assets                          1,582     1,156     1,086
   Commercial mortgage and other loans            81,282    71,541    60,575
   Policy loans                                   56,716    55,599    53,934
   Short-term investments and cash equivalents     1,052       918     2,407
   Other long-term investments                    16,421    11,552    (6,700)
                                                --------  --------  --------
   Gross investment income                       458,130   454,807   419,803
   Less: investment expenses                     (18,180)  (16,563)  (13,763)
                                                --------  --------  --------
   Net investment income                        $439,950  $438,244  $406,040
                                                ========  ========  ========

Carrying value for non-income producing assets included in fixed maturities totaled $9 million as of December 31, 2011. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2011.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Realized Investment Gains (Losses), Net
Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                 2011      2010       2009
                                               --------  --------  ---------
                                                       (in thousands)
   Fixed maturities                            $ 74,220  $ 30,790  $ (33,813)
   Equity securities                              1,602      (166)      (837)
   Commercial mortgage and other loans            8,615     1,379    (17,568)
   Joint ventures and limited partnerships         (265)        -       (731)
   Derivatives                                  177,855    78,577   (416,318)
   Other                                             56        54         83
                                               --------  --------  ---------
      Realized investment gains (losses), net. $262,083  $110,634  $(469,184)
                                               ========  ========  =========

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains and losses on securities classified as "available for sale" and certain other long-term investments and other assets are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)," or "AOCI." Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income
(loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                    Investments     and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Balance, December 31, 2008           $      -           $     -           $-         $     -       $      -
Cumulative impact of the
 adoption of new authoritative
 guidance on January 1, 2009          (19,184)            1,446            -           6,208        (11,530)
Net investment gains (losses)
 on investments arising during
 the period                            26,718                 -            -          (9,252)        17,466
Reclassification adjustment for
 OTTI losses included in net
 income                                 9,704                 -            -          (3,360)         6,344
Reclassification adjustment for
 OTTI gains excluded from
 net income(1)                        (43,123)                -            -          14,932        (28,191)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                      -            14,629            -          (5,120)         9,509

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                    Investments     and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account
 balance                                     -                -          (7,993)       2,798          (5,195)
                                     ---------         --------        --------      -------       ---------
Balance, December 31, 2009                                                           $
                                     $ (25,885)        $ 16,075        $ (7,993)       6,206       $ (11,597)
                                     ---------         --------        --------      -------       ---------
Net investment gains (losses)
 on investments arising during
 the period                             (6,744)               -               -        2,359          (4,385)
Reclassification adjustment for
 OTTI losses included in net
 income                                  7,954                -               -       (2,784)          5,170
Reclassification adjustment for
 OTTI gains excluded from
 net income(1)                             (29)               -               -           10             (19)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                       -           (2,262)              -          792          (1,470)
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account
 balance                                     -                -             890         (312)            578
                                     ---------         --------        --------      -------       ---------
Balance, December 31, 2010           $ (24,704)        $ 13,813        $ (7,103)     $ 6,271       $ (11,723)
                                     ---------         --------        --------      -------       ---------
Net investment gains (losses)
 on investments arising during
 the period                             (3,779)               -               -        1,322          (2,457)
Reclassification adjustment for
 OTTI losses included in net
 income                                  9,623                -               -       (3,369)          6,254
Reclassification adjustment for
 OTTI gains excluded from
 net income(1)                             212                -               -          (75)            137
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                       -           (3,626)              -        1,268          (2,358)
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account
 balance                                     -                -           4,167       (1,459)          2,708
                                     ---------         --------        --------      -------       ---------
Balance, December 31, 2011           $ (18,648)        $ 10,187        $ (2,936)     $ 3,958       $  (7,439)
                                     =========         ========        ========      =======       =========

    (1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                Accumulated Other
                                                                                                  Comprehensive
                                                                                                  Income (Loss)
                                                                                     Deferred    Related To Net
                                   Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                  Gains/(Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                   Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                  ----------------- ----------------- ------------- ----------- -----------------
                                                                  (in thousands)
Balance, December 31, 2008            $(331,900)        $ 191,666       $(115,086)   $  87,285      $(168,035)
Cumulative impact of the
 adoption of new authoritative
 guidance on January 1, 2009            (12,856)              538               -        4,312         (8,006)
Net investment gains (losses) on
 investments arising during the
 period                                 513,845                 -               -     (177,932)       335,913
Reclassification adjustment for
 (gains) losses included in net
 income                                  24,946                 -               -       (8,638)        16,308
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                               43,123                 -               -      (14,932)        28,191
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                        -          (335,032)              -      117,261       (217,771)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                     -                 -         175,577      (61,452)       114,125
                                      ---------         ---------       ---------    ---------      ---------
Balance, December 31, 2009            $ 237,158         $(142,828)      $  60,491    $ (54,096)     $ 100,725
Net investment gains (losses) on
 investments arising during the
 period                                 124,639                 -               -      (43,618)        81,021
Reclassification adjustment for
 (gains) losses included in net
 income                                  38,578                 -               -      (13,501)        25,077
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                   29                 -               -          (10)            19
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                        -           (51,330)              -       18,128        (33,202)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                     -                 -          32,199      (11,270)        20,929
                                      ---------         ---------       ---------    ---------      ---------
Balance, December 31, 2010            $ 400,404         $(194,158)      $  92,690    $(104,367)     $ 194,569
Net investment gains (losses) on
 investments arising during the
 period                                 128,890                 -               -      (45,090)        83,800
Reclassification adjustment for
 (gains) losses included in net
 income                                 (85,445)                -               -       29,905        (55,540)

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains/(Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                  Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                               (212)                 -              -            73          (139)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                      -             14,638              -        (5,124)        9,514
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                   -                  -        (17,345)        6,070       (11,275)
                                     --------          ---------       --------     ---------      --------
Balance, December 31, 2011           $443,637          $(179,520)      $ 75,345     $(118,533)     $220,929
                                     ========          =========       ========     =========      ========

    (1)Includes cash flow hedges. See Note 5 for information on cash flow hedges.
    (2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

The table below presents net unrealized gains (losses) on investments by asset at December 31:

                                                                     December 31, December 31, December 31,
                                                                         2011         2010         2009
                                                                     ------------ ------------ ------------
                                                                                 (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized    $(18,648)    $(24,704)    $(25,885)
Fixed maturity securities, available for sale - all other               411,366      365,178      210,581
Equity securities, available for sale                                    (1,359)       1,443          310
Derivatives designated as cash flow hedges (1)                            2,523          808       (2,974)
Other investments                                                        31,107       32,975       29,241
                                                                       --------     --------     --------
Net unrealized gains (losses) on investments                           $424,989     $375,700     $211,273
                                                                       ========     ========     ========

    (1)See Note 5 for more information on cash flow hedges.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTSX (continued)


Duration of Gross Unrealized Loss Positions for Fixed Maturities
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, at December 31:

                                                                  December 31, 2011
                                          -------------------------------------------------------------------
                                          Less than twelve months Twelve months or more         Total
                                          ----------------------- --------------------- ---------------------
                                                        Gross                  Gross                 Gross
                                                      Unrealized             Unrealized            Unrealized
                                          Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                          ----------  ----------  ---------- ---------- ---------- ----------
                                                                   (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $  4,696     $    4     $     -    $     -    $  4,696   $     4
Obligations of U.S. states and their
 political subdivisions                           -          -           -          -           -         -
Foreign government bonds                         96          4           -          -          96         4
Corporate securities                        196,766      6,060      13,355      2,393     210,121     8,453
Asset-backed securities                      57,956        389      69,641     22,106     127,597    22,495
Commercial mortgage-backed
 securities                                     563          -       1,051          2       1,614         2
Residential mortgage-backed securities        4,706        213       4,022        124       8,728       337
                                           --------     ------     -------    -------    --------   -------
Total                                      $264,783     $6,670     $88,069    $24,625    $352,852   $31,295
                                           ========     ======     =======    =======    ========   =======

                                                                        December 31, 2010
                                                -------------------------------------------------------------------
                                                Less than twelve months Twelve months or more         Total
                                                ----------------------- --------------------- ---------------------
                                                              Gross                  Gross                 Gross
                                                            Unrealized             Unrealized            Unrealized
                                                Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                                ----------  ----------  ---------- ---------- ---------- ----------
                                                                         (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies        $  9,075         43            -         -    $  9,075   $    43
Obligations of U.S. states and their political
 subdivisions                                      20,662      1,063            -         -      20,662     1,063
Foreign government bonds                              152          -            -         -         152         -
Corporate securities                              330,322      9,606       51,283     3,860     381,605    13,466
Asset-backed securities                            23,625        189       95,622    29,888     119,247    30,077
Commercial mortgage-backed securities              14,375        247            -         -      14,375       247
Residential mortgage-backed securities              3,406         57        5,934       137       9,340       194
                                                 --------    -------     --------   -------    --------   -------
Total                                            $401,617    $11,205     $152,839   $33,885    $554,456   $45,090
                                                 ========    =======     ========   =======    ========   =======

The gross unrealized losses at December 31, 2011 and 2010 are composed of $10 million and $23 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $21 million and $22 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2011, $22 million of the gross unrealized losses represented declines in value of greater than 20%, $3 million of which had been in that position for less than six months, as compared to $27 million at

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

December 31, 2010 that represented declines in value of greater than 20%, none of which had been in that position for less than six months. At December 31, 2011 and December 31, 2010, the $25 million and $34 million respectively, of gross unrealized losses of twelve months or more were concentrated in asset backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2011 and December 31, 2010. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2011, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

Duration of Gross Unrealized Loss Positions for Equity Securities
The following table shows the fair value and gross unrealized losses aggregated by length of time that individual equity securities have been in a continuous unrealized loss position, at December 31:

                                                               December 31, 2011
                                       --------------------------------------------------------------------
                                        Less than twelve months Twelve months or more         Total
                                       ------------------------ --------------------- ---------------------
                                                      Gross                  Gross                 Gross
                                                    Unrealized             Unrealized            Unrealized
                                       Fair Value     Losses    Fair Value   Losses   Fair Value   Losses
                                       ----------   ----------  ---------- ---------- ---------- ----------
                                                                (in thousands)
Equity securities, available for sale    $3,016       $1,966      $    -      $  -      $3,016     $1,966
                                         ======       ======      ======      ====      ======     ======

                                                               December 31, 2010
                                       --------------------------------------------------------------------
                                       Less than twelve months  Twelve months or more         Total
                                       ------------------------ --------------------- ---------------------
                                                      Gross                  Gross                 Gross
                                                    Unrealized             Unrealized            Unrealized
                                       Fair Value     Losses    Fair Value   Losses   Fair Value   Losses
                                       ----------   ----------  ---------- ---------- ---------- ----------
                                                                (in thousands)
Equity securities, available for sale    $6,606       $1,750      $1,536      $159      $8,142     $1,909
                                         ======       ======      ======      ====      ======     ======

At December 31, 2011, $2 million of the gross unrealized losses represented declines of greater than 20%, $1.4 million of which have been in that position for less than six months. At December 31, 2010, $2 million of the gross unrealized losses represented declines of greater than 20%, all of which had been in that position for less than six months. Included in the December 31, 2010 table above are perpetual preferred securities. Perpetual preferred securities have characteristics of both debt and equity securities. Since an impairment model similar to fixed maturity securities is applied to these securities, an other-than-temporary impairment has not been recognized on certain perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more as of December 31, 2011 and December 31, 2010. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2011 and December 31, 2010.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Securities Pledged and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and futures contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

                                                               2011    2010
                                                             -------- -------
                                                              (in thousands)
  Fixed maturity securities, available for sale - all other  $189,143 $76,981
  Trading account assets                                          232       -
                                                             -------- -------
  Total securities pledged                                   $189,375 $76,981
                                                             ======== =======

As of December 31, 2011, the carrying amount of the associated liabilities supported by the pledged collateral was $194 million. Of this amount, $154 million was "Cash collateral for loaned securities" and $40 million was "Securities sold under agreements to repurchase." As of December 31, 2010, the carrying amount of the associated liabilities supported by the pledged collateral was $80 million. Of this amount, $3 million was "Securities sold under agreements to repurchase" and $77 million was "Cash collateral for loaned securities."

Fixed maturities of $4 million at December 31, 2011 and December 31, 2010 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                                             2011        2010        2009
                                                                          ----------  ----------  ----------
                                                                                    (in thousands)
Balance, beginning of year                                                $2,693,689  $1,913,804  $2,015,110
Capitalization of commissions, sales and issue expenses                    1,096,301     906,235     429,258
Amortization- Impact of assumption and experience unlocking and true-ups     (25,242)     75,579     (71,294)
Amortization- All other                                                     (947,961)   (142,007)   (160,330)
Change in unrealized investment gains/(losses)                                 9,973     (59,922)   (298,940)
Ceded DAC upon Coinsurance Treaty with PAR U (See Note 13)                  (281,160)          -           -
                                                                          ----------  ----------  ----------
Balance, end of year                                                      $2,545,600  $2,693,689  $1,913,804
                                                                          ==========  ==========  ==========

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with Prudential Arizona Reinsurance Captive Company, or "PARCC," Prudential Arizona Reinsurance Term Company, or "PAR TERM," Prudential Arizona Reinsurance III Company, or "PAR III" and Prudential Arizona Reinsurance Universal Company or "PAR U," as discussed in Note 13.

Ceded capitalization amounted to $208 million, $220 million and $220 million in 2011, 2010 and 2009, respectively. Ceded amortization amounted to $70 million, $67 million and $53 million in 2011, 2010 and 2009, respectively. The ceded portion of the impact on deferred acquisition costs related to changes in unrealized gains/(losses) arising from the 2011 coinsurance agreement with PAR U increased the deferred acquisition cost asset $147 million. Deferred acquisition costs also include a $281 million reduction resulting from the coinsurance agreement with PAR U effective July 1, 2011 (see Note 13).

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES


Future Policy Benefits

Future policy benefits at December 31, are as follows:

                                                      2011        2010
                                                   ---------- -----------
                                                       (in thousands)
     Life insurance - domestic                     $3,184,177 $$2,690,544
     Life insurance - Taiwan                          977,889     939,159
     Individual and group annuities                    68,612      57,313
     Policy claims and other contract liabilities   1,063,630    (359,467)
                                                   ---------- -----------
     Total future policy benefits                  $5,294,308 $ 3,327,549
                                                   ========== ===========

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the aggregate of
(1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for setting domestic insurance reserves and 6.18% to 7.43% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of present values range from 1.34% to 14.75%, with approximately 11.45% of the reserves based on an interest rate in excess of 8.00%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. Other contract liabilities also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts which are discussed in Note 7. The interest rates used in the determination of the present values range from 1.39% to 5.88%.

Policyholders' Account Balances
Policyholders' account balances at December 31, are as follows:

                                                    2011       2010
                                                 ---------- ----------
                                                    (in thousands)
          Interest-sensitive life contracts      $4,645,659 $4,322,863
          Individual annuities                    1,826,854  1,869,965
          Guaranteed interest accounts              776,731    841,268
          Other                                     562,430    477,891
                                                 ---------- ----------
          Total policyholders' account balances  $7,811,674 $7,511,987
                                                 ========== ==========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES (continued)


Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates range from 3.00% to 5.00% for interest-sensitive contracts. Interest crediting rates for individual annuities may range from 1.00 % to 9.00 % with less than 0.01 % of policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed interest accounts range from 1.00 % to 6.00 %. Interest crediting rates range from 1.00 % to 8.00 % for other.

6. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Insurance, Prudential of Taiwan, PARCC, UPARC, PAR U, Pruco Re, PAR III, and PAR TERM, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income for the years December 31, as follows:

                                                                      2011        2010         2009
                                                                  -----------  ----------  -----------
                                                                             (in thousands)
Premiums                                                          $ 1,127,239  $1,061,881  $   959,698
Reinsurance ceded                                                  (1,054,452)   (995,489)    (888,105)
                                                                  -----------  ----------  -----------
  Premiums                                                        $    72,787  $   66,392  $    71,593
                                                                  ===========  ==========  ===========
Direct policy charges and fees                                    $ 1,445,303  $1,032,261  $   935,885
Reinsurance ceded                                                    (335,808)   (441,214)    (283,851)
                                                                  -----------  ----------  -----------
  Policy charges and fees                                         $ 1,109,495  $  591,047  $   652,034
                                                                  ===========  ==========  ===========
Policyholders' benefits ceded                                     $   742,529  $  678,782  $   515,539
Realized capital gains/(losses) net, associated with derivatives  $ 1,185,096  $ (497,195) $(1,183,687)

Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

6. REINSURANCE (continued)


Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains/(losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company also entered into an agreement with UPARC (See Note 13) to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See
Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance recoverables included in the Company's Consolidated Statements of Financial Position at December 31, 2011 and 2010 were as follows:

                                                December 31, December 31,
                                                    2011         2010
                                                ------------ ------------
                                                     (in thousands)
      Domestic life insurance-affiliated         $3,876,626   $2,153,734
      Domestic individual annuities-affiliated      869,159     (372,823)
      Domestic life insurance-unaffiliated             (658)         239
      Taiwan life insurance-affiliated.........     983,989      946,011
                                                 ----------   ----------
                                                 $5,729,116   $2,727,161
                                                 ==========   ==========

Substantially all reinsurance contracts are with affiliates as of December 31, 2011 and December 31, 2010. These contracts are described further in Note 13.

The gross and net amounts of life insurance face amount in force as of December 31, 2011 and 2010 were as follows:

                                                2011           2010           2009
                                           -------------  -------------  -------------
                                                          (in thousands)
Gross life insurance face amount in force  $ 569,684,855  $ 546,708,450  $ 517,012,733
Reinsurance ceded                           (517,857,797)  (492,314,245)  (465,245,943)
                                           -------------  -------------  -------------
Net life insurance face amount in force    $  51,827,058  $  54,394,205  $  51,766,790
                                           =============  =============  =============

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2011, 2010 and 2009 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2011 and 2010, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                       December 31, 2011            December 31, 2010
                                                  ---------------------------- ----------------------------
                                                    In the           At          In the           At
                                                   Event of    Annuitization/   Event of    Annuitization/
                                                    Death     Accumulation (1)   Death     Accumulation (1)
                                                  ----------- ---------------- ----------- ----------------
                                                                       (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                                     $37,091,904   $       N/A    $23,853,223   $       N/A
Net amount at risk                                    947,037           N/A    $   112,961           N/A
Average attained age of contractholders                    60           N/A       60 years           N/A
Minimum return or contract value
Account value                                     $14,074,097   $43,987,117    $12,334,087   $29,079,105
Net amount at risk                                $ 2,571,505   $ 3,048,978    $ 1,725,293   $   847,993
Average attained age of contractholders                    66            60       66 years      60 years
Average period remaining until earliest expected
 annuitization                                            N/A    0.55 years            N/A    1.24 years

    (1)Includes income and withdrawal benefits as described herein

                                 Unadjusted Value Adjusted Value Unadjusted Value Adjusted Value
Market value adjusted annuities  ---------------- -------------- ---------------- --------------
        Account value                $673,038        $676,087        $738,349        $744,269

                                                                        December 31, December 31,
                                                                            2011         2010
                                                                        ------------ ------------
                                                                          In the Event of Death
                                                                        -------------------------
                                                                             (in thousands)
  Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value                                                  $ 2,418,679  $ 2,391,911
General account value                                                   $ 2,089,347  $ 1,789,570
Net amount at risk                                                      $54,917,077  $51,499,882
Average attained age of contractholders                                    52 years     51 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2011 December 31, 2010
                                ----------------- -----------------
                                          (in thousands)
            Equity funds           $23,180,461       $20,486,317
            Bond funds              23,125,115        11,185,349
            Money market funds       2,493,553         2,035,929
                                   -----------       -----------
            Total                  $48,799,129       $33,707,595
                                   ===========       ===========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


In addition to the above mentioned amounts invested in separate account investment options, $2.367 billion and $2.480 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options in 2011 and 2010, respectively.

Liabilities for Guaranteed Benefits
The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits."

                                                                                  GMWB-GMIWB-
                                                GMDB                   GMIB          GMAB        Total
                                    ---------------------------  ---------------- ----------- ----------
                                                Variable Life,
                                              Variable Universal
                                    Variable   Life & Universal
                                    Annuity          Life        Variable Annuity
                                                               (in thousands)
Balance as of December 31, 2008     $162,569       $ 86,739          $ 41,017     $  794,640  $1,084,965
  Incurred guarantee benefits (1)    (13,709)        63,694           (14,478)      (812,179)   (776,672)
  Paid guarantee benefits            (68,937)        (7,262)               --             --     (76,199)
                                    --------       --------          --------     ----------  ----------
Balance as of December 31, 2009     $ 79,923       $143,171          $ 26,539     $  (17,539) $  232,094
  Incurred guarantee benefits (1)      5,522         18,496               361       (435,284)   (410,905)
  Paid guarantee benefits            (36,616)          (560)             (182)            --     (37,358)
                                    --------       --------          --------     ----------  ----------
Balance as of December 31, 2010     $ 48,829       $161,107          $ 26,718     $ (452,823) $ (216,169)
  Incurred guarantee benefits (1)     87,111         66,082             7,120      1,365,810   1,526,123
  Paid guarantee benefits            (38,305)        (2,280)             (828)            --     (41,413)
                                    --------       --------          --------     ----------  ----------
Balance as of December 31, 2011     $ 97,635       $224,909          $ 33,010     $  912,987  $1,268,541
                                    ========       ========          ========     ==========  ==========

    (1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provides a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which is available under only one of the Company's GMIWBs) guarantees that a contract holder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contract holder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature, and affiliated reinsurance agreements. The asset transfer feature included in the design of certain optional living benefits transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including the impact of investment performance of the contractholder total account value. In general, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


Sales Inducements
The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                    2011      2010      2009
                                                                 ---------  --------  --------
                                                                         (in thousands)
Balance, beginning of year                                       $ 537,943  $296,341  $269,310
Capitalization                                                     289,642   246,006    94,526
Amortization- Impact of assumption and experience unlocking and
 true-ups                                                          (24,919)   15,638    11,070
Amortization- All other                                           (260,964)  (26,373)  (58,634)
Change in unrealized investment gains and (losses)                   1,040     6,330   (19,930)
                                                                 ---------  --------  --------
Balance, end of year                                             $ 542,742  $537,943  $296,341
                                                                 =========  ========  ========

8. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company amounted to ($589) million, $277 million, and $167 million for the years ended December 31, 2011, 2010, and 2009, respectively. Statutory surplus of the Company amounted to $1,496 million and $1,218 million at December 31, 2011 and 2010, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is restricted from paying dividends in 2012 without prior approval. In 2009 and 2011, there were no dividends nor any returns of capital paid by the Company to the parent company. The Company paid a dividend of $100 million in 2010, of which $90 million was considered an ordinary dividend and $10 million was considered an extraordinary dividend.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES


The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                 2011      2010       2009
                                                              ---------  --------  ---------
                                                                      (in thousands)
Current tax expense (benefit):
  U.S.                                                        $  42,474  $157,318  $  93,658
                                                              ---------  --------  ---------
Total                                                            42,474   157,318     93,658
                                                              ---------  --------  ---------
Deferred tax expense (benefit):
  U.S.                                                         (263,930)  (29,219)  (248,231)
                                                              ---------  --------  ---------
Total                                                          (263,930)  (29,219)  (248,231)
                                                              ---------  --------  ---------
Total income tax expense (benefit) on income from operations   (221,456)  128,099   (154,573)
Other comprehensive income                                       16,417    50,137    135,293
Cumulative effect of changes in accounting policy                    --        --     10,637
                                                              ---------  --------  ---------
Total income tax expense (benefit) on continuing operations   $(205,039) $178,236  $  (8,643)
                                                              =========  ========  =========

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of ($354.2) million, $517.0 million and ($254.9) million, and no income from foreign operations for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                2011      2010       2009
                                                             ---------  --------  ---------
                                                                     (in thousands)
Expected federal income tax expense                          $(123,964) $180,944  $ (89,225)
Non-taxable investment income                                  (81,031)  (46,161)   (35,900)
Tax credits                                                    (15,977)   (5,553)    (2,270)
Expiration of statute of limitations and related interest            -         -    (33,812)
Other                                                             (484)   (1,131)     6,634
                                                             ---------  --------  ---------
Total income tax expense (benefit) on continuing operations  $(221,456) $128,099  $(154,573)
                                                             =========  ========  =========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2011      2010
                                                    -------- ---------
                                                      (in thousands)
         Deferred tax assets
           Insurance reserves                       $995,018 $ 696,132
           Investments                                    --    45,654
           Other                                          --     1,821
                                                    -------- ---------
           Deferred tax assets                      $995,018 $ 743,607
                                                    -------- ---------
         Deferred tax liabilities
             Deferred acquisition costs             $594,677 $ 679,685
             Investments                              55,073         0
             Deferred Annuity Bonus                  189,960   188,280
             Net Unrealized gains on securities      147,787   131,136
             Other                                       723        --
                                                    -------- ---------
             Deferred tax liabilities                988,220   999,101
                                                    -------- ---------
         Net deferred tax asset (liability)         $  6,798 $(255,494)
                                                    ======== =========

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2011, 2010 and 2009.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


The Company's unrecognized tax benefits as of December 31, 2009, 2010 and 2011 are as follows:

                                                                                         Unrecognized    Total
                                                                           Unrecognized  tax benefits unrecognized
                                                                           tax benefits    2002 and   tax benefits
                                                                           prior to 2002   forward     all years
                                                                           ------------- ------------ ------------
                                                                                       (in thousands)
Amounts as of December 31, 2008                                              $ 45,118      $ 6,079      $ 51,197
Increases in unrecognized tax benefits taken in prior period                        -            -             -
(Decreases) in unrecognized tax benefits taken in prior period                      -         (826)         (826)
Settlements with parent                                                       (17,197)           -       (17,197)
Settlements with taxing authorities                                                 -            -             -
(Decreases) in unrecognized tax benefits as a result of lapse of the
 applicable statute of limitations                                            (26,431)           -       (26,431)
                                                                             --------      -------      --------
Amounts as of December 31, 2009                                              $  1,490      $ 5,253      $  6,743
Increases in unrecognized tax benefits taken in prior period                        -            -             -
(Decreases) in unrecognized tax benefits taken in prior period                      -       (5,123)       (5,123)
                                                                             --------      -------      --------
Amounts as of December 31, 2010                                              $  1,490      $   130      $  1,620
Increases in unrecognized tax benefits taken in prior period
(Decreases) in unrecognized tax benefits taken in prior period                 (1,490)         (17)       (1,507)
                                                                             --------      -------      --------
Amounts as of December 31, 2011                                              $      0      $   113      $    113
                                                                             ========      =======      ========
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2009                                      $  1,490      $     -      $  1,490
                                                                             ========      =======      ========
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2010                                      $  1,490      $     -      $  1,490
                                                                             ========      =======      ========
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2011                                      $      -      $     -      $      -
                                                                             ========      =======      ========

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The amounts recognized in the consolidated financial statements for tax-related interest and penalties for the years ended December 31, are as follows:

                                                                                                       2011   2010     2009
                                                                                                       ---- -------  -------
                                                                                                           (in thousands)
Interest and penalties recognized in the consolidated statements of operations                          $-  $(1,100) $(4,900)
Interest and penalties recognized in liabilities in the consolidated statements of financial position   $-  $     -  $ 1,100

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Federal statute of limitations for the 2002 tax year expired on April 30, 2009. The Federal statute of limitations for the 2003 tax year expired on July 31, 2009. The Federal statute of limitations for the 2004 through 2007 tax years will expire in June 2012, unless extended. Tax years 2008 through 2010 are still open for IRS examination. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


During the fourth quarter of 2011, the Company's parent, Prudential Financial, reached an agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2010, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. On
February 13, 2012, the Obama Administration released the "General Explanations of the Administration's Revenue Proposals." One proposal would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2009, 2010 or 2011 results.

In December 2006, the IRS completed all fieldwork with respect to its examination of the consolidated federal income tax returns for tax years 2002 and 2003. The final report was initially submitted to the Joint Committee on Taxation for their review in April 2007. The final report was resubmitted in March 2008 and again in April 2008. The Joint Committee returned the report to the IRS for additional review of an industry issue regarding the methodology for calculating the DRD related to variable life insurance and annuity contracts. The IRS completed its review of the issue and proposed an adjustment with respect to the calculation of the DRD. In order to expedite receipt of an income tax refund related to the 2002 and 2003 tax years, the Company agreed to such adjustment. The report, with the adjustment to the DRD, was submitted to the Joint Committee on Taxation in October 2008. The Company was advised on January 2, 2009 that the Joint Committee completed its consideration of the report and took no exception to the conclusions reached by the IRS. Accordingly, the final report was processed and a $157 million refund was received in February 2009. The Company believed that its return position with respect to the calculation of the DRD was technically correct. Therefore, the Company filed protective refund claims on October 1, 2009 to recover the taxes associated with the agreed upon adjustment. The IRS recently issued an Industry Director Directive ("IDD") stating that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. The Company's parent, Prudential Financial, has received a refund of approximately $3 million pursuant to the protective refund claims. These activities had no impact on the Company's 2009, 2010 or 2011 results.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


For tax years 2007 through 2011, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions,
(ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. The Company's Level 1 assets and liabilities primarily include certain cash equivalents and certain short term investments, and equity securities. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), and commercial mortgage loans, certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives. Valuations are generally obtained from third party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. Prices from services are validated through comparison to trade data and internal estimates of current fair value, generally developed using market observable inputs and economic indicators.

Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the asset or liability. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain commercial mortgage loans, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

when pricing service information is not available, are reviewed for reasonableness based on the Company's understanding of the market, and are generally considered Level 3. Under certain conditions, based on its observations of transactions in active markets, the Company may conclude the prices received from independent third party pricing services or brokers are not reasonable or reflective of market activity. In those instances, the Company may choose to over-ride the third-party pricing information or quotes received and apply internally- developed values to the related assets or liabilities. To the extent the internally-developed valuations use significant unobservable inputs, they are classified as Level 3. As of December 31, 2011 and December 31, 2010, these over-rides on a net basis were not material.

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                   As of December 31, 2011
                                                  ---------------------------------------------------------
                                                   Level 1     Level 2    Level 3   Netting (2)    Total
                                                  ---------- ----------- ---------- ----------- -----------
                                                                       (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $        - $   153,703 $    4,696  $      -   $   158,399
Obligations of U.S. states and their political
 subdivisions                                              -      49,638          -         -        49,638
Foreign government bonds                                   -      54,521          -         -        54,521
Corporate securities                                       -   4,018,234     23,720         -     4,041,954
Asset-backed securities                                    -     310,816     62,429         -       373,245
Commercial mortgage-backed securities                      -     542,323          -         -       542,323
Residential mortgage-backed securities                     -     324,044          -         -       324,044
                                                  ---------- ----------- ----------  --------   -----------
  Sub-total                                                -   5,453,279     90,845         -     5,544,124
Trading account assets:
Asset-backed securities                                    -      17,419          -         -        17,419
Commercial mortgage-backed securities                      -       5,062          -         -         5,062
Equity securities                                          -           -      3,362         -         3,362
                                                  ---------- ----------- ----------  --------   -----------
  Sub-total                                                -      22,481      3,362         -        25,843
Equity securities, available for sale                  5,617           -      2,652         -         8,269
Short-term investments                               101,608     181,673          -         -       283,281
Cash equivalents                                      42,158     191,920          -         -       234,078
Other long-term investments                                -     180,603        686   (57,612)      123,677
Other assets                                               -      70,519    991,129         -     1,061,648
                                                  ---------- ----------- ----------  --------   -----------
  Sub-total excluding separate account assets        149,383   6,100,475  1,088,674   (57,612)    7,280,920
Separate account assets (1)                        1,803,852  56,130,595    222,324         -    58,156,771
                                                  ---------- ----------- ----------  --------   -----------
  Total assets                                    $1,953,235 $62,231,070 $1,310,998  $(57,612)  $65,437,691
                                                  ========== =========== ==========  ========   ===========
Future policy benefits                            $        - $         - $  912,988  $      -   $   912,988
Other Liabilities                                          -      57,612          -   (57,612)            -
                                                  ---------- ----------- ----------  --------   -----------
  Total liabilities                               $        - $    57,612 $  912,988  $(57,612)  $   912,988
                                                  ========== =========== ==========  ========   ===========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                             As of December 31, 2010
                                                             -------------------------------------------------------
                                                              Level 1     Level 2    Level 3    Netting     Total
                                                             ---------- ----------- ---------  --------  -----------
                                                                                  (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                         $        - $   227,962 $       -  $      -  $   227,962
Obligations of U.S. states and their political subdivisions           -      24,129         -         -       24,129
Foreign government bonds                                              -      54,709         -         -       54,709
Corporate securities                                                  -   4,321,147    49,050         -    4,370,197
Asset-backed securities                                               -     349,808    59,770         -      409,578
Commercial mortgage-backed securities                                 -     580,520         -         -      580,520
Residential mortgage-backed securities                                -     375,208         -         -      375,208
                                                             ---------- ----------- ---------  --------  -----------
  Sub-total                                                           -   5,933,483   108,820         -    6,042,303
Trading account assets:
Asset-backed securities                                               -      17,525         -         -       17,525
Commercial mortgage-backed securities                                 -       5,180         -         -        5,180
                                                             ---------- ----------- ---------  --------  -----------
  Sub-total                                                           -      22,705         -         -       22,705
Equity securities, available for sale                             8,920       8,695     1,792         -       19,407
Short-term investments                                           50,989     195,915         -         -      246,904
Cash equivalents                                                 42,040     237,871         -         -      279,911
Other long term investments                                           -      26,752         -   (11,557)      15,195
Other assets                                                          -      48,071  (222,491)        -     (174,420)
                                                             ---------- ----------- ---------  --------  -----------
  Sub-total excluding separate account assets                   101,949   6,473,492  (111,879)  (11,557)   6,452,005
Separate account assets (1)                                   1,654,810  41,415,830   198,451         -   43,269,091
                                                             ---------- ----------- ---------  --------  -----------
  Total assets                                               $1,756,759 $47,877,765 $  86,572  $(11,557) $49,721,096
                                                             ========== =========== =========  ========  ===========
Future policy benefits                                       $        - $         - $(452,822) $      -  $  (452,822)
Other Liabilities                                                     -      11,557         -   (11,557)           -
                                                             ---------- ----------- ---------  --------  -----------
  Total liabilities                                          $        - $    11,557 $(452,822) $(11,557) $  (452,822)
                                                             ========== =========== =========  ========  ===========

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)"Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below. Information regarding separate account assets is excluded as the risk associated with these assets is primarily borne by the Company's customers and policyholders.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. To validate reasonableness, prices are reviewed by internal asset managers through comparison with directly observed recent market trades and internal estimates of current fair value, developed using market observable inputs and economic indicators. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

If the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity, non-binding broker quotes are used, if available. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally-developed valuation. As of December 31, 2011 and December 31, 2010, over-rides on a net basis were not material. Internally-developed valuations or non-binding broker quotes are also used to determine fair value in circumstances where vendor pricing is not available. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. Pricing service over-rides, internally-developed valuations and non-binding broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are primarily comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In certain cases these models primarily use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are not significant to the price of a security, a Level 2 classification is made. Otherwise, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets consist primarily of asset-backed securities, public corporate bonds, perpetual preferred stock and commercial mortgage-backed securities whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities." Fair values of perpetual preferred stock based on observable market inputs are classified within Level
2. However, when prices from independent pricing services are based on non-binding broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock are classified as Level 3.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment. In determining the fair value of certain privately traded equity securities the discounted cash flow model may also use unobservable inputs, which reflect the Company's assumptions about the inputs market participants would use in pricing the asset. Most privately traded equity securities are classified within Level 3. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services. These prices are then validated for reasonableness against recently traded market prices. Accordingly, these securities are generally classified within Level 2 in the fair value hierarchy. Fair values of perpetual preferred stock based on observable market inputs are classified within Level 2. However, when prices from independent pricing services are based on non-binding broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The fair values of most OTC derivatives, including interest rate and cross currency swaps, currency forward contracts, and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. However, the non-performance risk adjustment is applied only to the uncollateralized portion of the OTC derivative assets and liabilities, after consideration of the impacts of two-way collateral posting. Most OTC derivative contract inputs have bid and ask prices that are actively quoted or can be readily obtained from external market data providers. The Company's policy is to use mid-market pricing in determining its best estimate of fair value.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Derivatives classified as Level 3 may include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first to default credit basket swaps are derived from relevant observable inputs (e.g., individual credit default spreads, interest rates and recovery rates), and unobservable model-specific input values such as correlation between different credits within the same basket. Structured options and derivatives are valued using simulation models such as the Monte Carlo and other techniques. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2011, and December 31, 2010, there were derivatives with the fair value of $102 thousand and $0 classified within Level 3, and all other derivatives were classified within Level 2. See
Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the Cash Equivalents and Short-term Investments category are typically not traded in active markets; however, their fair values are based on market observable inputs and, accordingly, these investments have been classified within Level 2 in the fair value hierarchy.

Other Assets - Other assets carried at fair value include reinsurance recoverables related to the reinsurance of our living benefit guarantees on certain of our variable annuities and an affiliated security issued by certain investment subsidiaries of Prudential Insurance. These guarantees are described further below in "Future Policy Benefits." Also included in other assets are certain universal life products that contain a no-lapse guarantee provision. The reinsurance agreements covering these guarantees are derivatives and are accounted for in the same manner as an embedded derivative.

Future Policy Benefits - The liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The Company is also required to incorporate the market-perceived risk of its own non-performance ("NPR") in the valuation of the embedded derivatives associated with its optional living benefit features and no-lapse feature on certain universal life products. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or contra-liability appropriately takes into consideration its NPR. To reflect NPR, the Company incorporates an additional credit spread over LIBOR rates into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

percentage of the credit spread. The additional credit spread over LIBOR rates incorporated into the discount rate as of December 31, 2011 generally ranged from 125 to 250 basis points for the portion of the interest rate curve most relevant to these liabilities. This additional spread is applied at an individual contract level and only to those individual living benefit contracts in a liability position and not to those in a contra-liability position.

Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized in the valuation of the embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

As of December 31, 2011, the fair value of the embedded derivatives associated with the optional living benefit features before the adjustment for NPR, was a net liability of $4,015 million. This net liability was comprised of $4,203 million of individual living benefit contracts in a liability position, net of $188 million of individual living benefit contracts in a contra-liability position. At December 31, 2011, the adjustment for the NPR resulted in a $3,102 million cumulative decrease to the embedded derivative liability, reflecting the additional credit spread over LIBOR the Company incorporated into the discount rate used in the valuations of those embedded derivatives in a liability position. Significant declines in risk-free interest rates and the impact of account value performance in 2011 drove an increase in the embedded derivative liability associated with the optional living benefit features of the Company's variable annuity products as of December 31, 2011. These factors, as well as widening of the spreads used in valuing NPR, also drove offsetting increases in the NPR adjustment. As described in Note 6 the Company uses affiliated reinsurance as part of its risk management strategy for certain of the optional living benefit features. As a result, the increase in these embedded derivative liabilities are largely offset by corresponding increases in the reinsurance recoverable associated with the affiliated reinsurance.

Transfers between Levels 1 and 2 - During the twelve months ended December 31, 2011, there were no material transfers between Level 1 and Level 2.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2011, as well as the portion of gains or losses included in income for the year ended December 31, 2011 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2011.

                                                                    Year Ended December 31, 2011
                                                --------------------------------------------------------------------
                                                                                               Fixed
                                                                                             Maturities
                                                    Fixed                          Fixed     Available
                                                 Maturities        Fixed        Maturities   For Sale -
                                                Available For    Maturities    Available For Commercial    Equity
                                                 Sale - U.S.   Available For   Sale -Asset-  Mortgage-   Securities,
                                                  Treasury    Sale - Corporate    Backed       Backed   Available for
                                                 Securities      Securities     Securities   Securities     Sale
                                                ------------- ---------------- ------------- ---------- -------------
                                                                           (in thousands)
Fair value, beginning of period                    $   --         $ 49,050        $59,770     $    --      $ 1,792
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses),
      net                                              --           (3,311)           803          --       (3,315)
     Asset management fees and other
      income                                           --               --             --          --           --
    Included in other comprehensive
     income (loss)                                     (4)          (1,126)          (694)         --        2,840
  Net investment income                                --              219            768          --           --
  Purchases                                         4,700            7,534         23,001       5,019        1,696
  Sales                                                --             (678)        (8,160)         --           --
  Issuances                                            --              883             --          --           --
  Settlements                                          --          (20,679)        (9,094)         --          (99)
  Foreign currency translation                         --               --             --          --           --
  Transfers into Level 3 (2)                           --           10,444             --          --        8,695
  Transfers out of Level 3 (2)                         --          (18,616)        (3,965)     (5,019)          --
  Other (4)                                            --               --             --          --       (8,957)
                                                   ------         --------        -------     -------      -------
Fair value, end of period                          $4,696         $ 23,720        $62,429     $    --      $ 2,652
                                                   ======         ========        =======     =======      =======
Unrealized gains (losses) for the period
 relating to those
  Level 3 assets that were still held at the
   end of the period (3):
    Included in earnings:
     Realized investment gains (losses),
      net                                          $   --         $ (4,319)       $   (10)    $    --      $(2,918)
     Asset management fees and other
      income                                       $   --         $     --        $    --     $    --      $    --
     Interest credited to policyholder
      account balances                             $   --         $     --        $    --     $    --      $    --
    Included in other comprehensive
     income (loss)                                 $   (4)        $   (718)       $  (514)    $    --      $ 2,597

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                     Year Ended December 31, 2011
                                                    -------------------------------------------------------------
                                                    Other Trading
                                                    Account Assets Other Long-             Separate
                                                       - Equity       Term       Other     Account   Future Policy
                                                      Securities   Investments   Assets   Assets (1)   Benefits
                                                    -------------- ----------- ---------  ---------- -------------
                                                                            (in thousands)
Fair value, beginning of period                        $     -        $  -     $(222,491)  $198,451   $   452,822
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                 -         102       934,112        388    (1,091,846)
     Asset management fees and other
      income                                              (595)        (46)            -          -             -
     Interest credited to policyholder account
      balances                                               -           -             -      1,815             -
       Included in other comprehensive
         income (loss).............................          -           -        (3,980)         -             -
  Net investment income                                      -           -             -          -             -
  Purchases                                                  -         630       308,142     86,744      (273,964)
  Sales                                                      -           -             -    (65,074)            -
  Issuances                                                  -           -             -          -             -
  Settlements                                           (5,000)          -            (3)         -             -
  Foreign currency translation                               -           -             -          -             -
  Transfers into Level 3 (2)                                 -           -             -          -             -
  Transfers out of Level 3 (2)                               -           -       (24,651)         -             -
  Other (4)                                              8,957           -             -          -             -
                                                       -------        ----     ---------   --------   -----------
Fair value, end of period                              $ 3,362        $686     $ 991,129   $222,324   $  (912,988)
                                                       =======        ====     =========   ========   ===========
Unrealized gains (losses) for the period relating
 to those
  Level 3 assets that were still held at the end
   of the period (3):
    Included in earnings:
     Realized investment gains (losses), net           $     -        $ 75     $ 973,717   $      -   $(1,085,926)
     Asset management fees and other
      income                                           $  (876)       $(46)    $       -   $      -   $         -
     Interest credited to policyholder account
      balances                                         $     -        $  -     $       -   $  1,815   $         -
  Included in other comprehensive income
   (loss)                                              $     -        $  -     $  (3,980)  $      -   $         -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
    (4)Other primarily represents reclasses of certain assets between reporting categories.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Transfers - The transfers out of Level 3 for $24.6 million for the year ended December 31, 2011 were primarily the result of the use of third party pricing for an affiliated security issued by an investment subsidiary of Prudential Insurance. Prior to the second quarter of 2011 these assets were valued internally using a pricing model. As a part of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy the Company may reassign level classification from time to time. As a result of such a review, in the first quarter of 2011, it was determined that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on non-binding broker quotes which could not always be verified against directly observable market information. Consequently, perpetual preferred stocks were transferred into Level 3 within the fair value hierarchy. This represents the majority of the transfers into Level 3 for Equity Securities Available-for-Sale. Other transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized. Transfers out of Level 3 were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2010, as well as the portion of gains or losses included in income for the year ended December 31, 2010 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2010.

                                                                   Year Ended December 31, 2010
                                              ----------------------------------------------------------------------
                                                                                              Fixed
                                                                                           Maturities
                                                  Fixed                         Fixed     Available For
                                               Maturities,       Fixed       Maturities      Sale -
                                              Available For   Maturities    Available For  Commercial      Equity
                                              Sale -Foreign  Available For  Sale - Asset-   Mortgage-    Securities,
                                               Government   Sale -Corporate    Backed        Backed     Available for
                                                  Bonds       Securities     Securities    Securities       Sale
                                              ------------- --------------- ------------- ------------- -------------
                                                                          (in thousands)
Fair value, beginning of period                  $ 1,082       $ 32,462       $135,466       $     -       $ 3,833
  Total gains (losses) (realized/
   unrealized):
    Included in earnings:
     Realized investment gains (losses),
      net                                              -           (438)        (1,438)            -           (90)
     Asset management fees and other
      income                                           -              -              -             -             -
    Included in other comprehensive
     income (loss)                                   (11)         1,958           (582)           82        (2,291)
  Net investment income                               (1)           328            735            (7)            -
  Purchases, sales, issuances, and
   settlements                                         -        (14,534)         4,839         5,160           340
  Foreign currency translation                         -              -              -             -             -
  Transfers into Level 3 (2)                           -         30,910          4,525             -             -
  Transfers out of Level 3 (2)                    (1,070)        (1,636)       (83,775)       (5,235)            -
                                                 -------       --------       --------       -------       -------
Fair value, end of period                        $     -       $ 49,050       $ 59,770       $     -       $ 1,792
                                                 =======       ========       ========       =======       =======

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                                                   Year Ended December 31, 2010
                                           ----------------------------------------------------------------------------
                                                                                               Fixed
                                               Fixed                           Fixed        Maturities
                                            Maturities,        Fixed        Maturities     Available For
                                           Available For     Maturities    Available For      Sale -          Equity
                                           Sale - Foreign  Available For   Sale - Asset-    Commercial      Securities,
                                             Government   Sale - Corporate    Backed         Mortgage-     Available for
                                               Bonds         Securities     Securities   Backed Securities     Sale
                                           -------------- ---------------- ------------- ----------------- -------------
                                                                          (in thousands)
Unrealized gains (losses) for the
 period relating to those
  Level 3 assets that were still held at
   the end of the period (3):
    Included in earnings:
    Realized investment gains
     (losses), net                            $     -         $(1,027)       $    (868)      $      -        $      90
    Asset management fees and
     other income                             $     -         $     -        $       -       $      -        $       -
    Interest credited to policyholder
     account balances                         $     -         $     -        $       -       $      -        $       -
    Included in other comprehensive
     income (loss)                            $   (11)        $ 2,786        $    (634)      $    126        $  (2,291)

                                                                   Year Ended December 31, 2010
                                           ----------------------------------------------------------------------------
                                              Trading
                                              Account
                                           Asset - Backed      Other           Other     Separate Account  Future Policy
                                             Securities     Liabilities       Assets        Assets (1)       Benefits
                                           -------------- ---------------- ------------- ----------------- -------------
                                                                          (in thousands)
Fair value, beginning of period               $ 1,182         $  (960)       $ 159,618       $152,675        $  17,539
  Total gains (losses) (realized/
   unrealized):
    Included in earnings:
     Realized investment gains
      (losses), net                                 -             960         (474,147)          (799)         540,017
     Asset management fees and
      other income                                  -               -                -              -                -
     Interest credited to
      policyholder account
      balances                                      -               -                -          9,119                -
    Included in other comprehensive
     income (loss)                                 18               -            2,465              -                -
  Net investment income                             -               -                -              -                -
  Purchases, sales, issuances, and
   settlements                                 (1,200)              -           89,573         37,456         (104,733)
  Foreign currency translation                      -               -                -              -                -
  Transfers into Level 3 (2)                        -               -                -              -                -
  Transfers out of Level 3 (2)                      -               -                -              -                -
                                              -------         -------        ---------       --------        ---------
Fair value, end of period                     $     -         $     -        $(222,491)      $198,451        $ 452,822
                                              =======         =======        =========       ========        =========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                            Year Ended December 31, 2010
                                                          ----------------------------------------------------------------
                                                           Trading
                                                           Account
                                                           Asset -
                                                            Backed      Other      Other    Separate Account Future Policy
                                                          Securities Liabilities   Assets      Assets (1)      Benefits
                                                          ---------- ----------- ---------  ---------------- -------------
                                                                                   (in thousands)
Unrealized gains (losses) for the period relating to
 those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                  $-         $-      $(473,023)      $    -        $499,913
     Asset management fees and other income                   $-         $-      $       -       $    -        $      -
     Interest credited to policyholder account
      balances                                                $-         $-      $       -       $9,119        $      -
    Included in other comprehensive income (loss)             $-         $-      $   2,465       $    -        $      -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - Transfers out of Level 3 for Other Assets totaled $79.5 million for the year ended December 31, 2010 resulting from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages has been becoming increasingly active, as evidenced by orderly transactions. The pricing received from independent pricing services could be validated by the Company. The market for asset-backed securities was deemed inactive in 2009. Other transfers out of Level 3 were typically due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate. Transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2009, as well as the portion of gains or losses included in income for the year ended December 31, 2009 attributable to unrealized gains or losses related to those assets and liabilities held at December 31, 2009.

                                                                            Year Ended December 31, 2009
                                                          ---------------------------------------------------------------
                                                                                                    Fixed
                                                                                       Fixed     Maturities,
                                                              Fixed        Fixed    Maturities,   Available
                                                           Maturities,  Maturities,  Available   For Sale -
                                                          Available For  Available      For      Residential    Equity
                                                          Sale -Foreign For Sale -  Sale -Asset-  Mortgage-   Securities,
                                                           Government    Corporate     Backed      Backed    Available for
                                                              Bonds     Securities   Securities  Securities      Sale
                                                          ------------- ----------- ------------ ----------- -------------
                                                                                   (in thousands)
Fair value, beginning of period                              $  867       $13,357     $ 43,642     $ 6,309      $  968
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                      -        (2,344)     (10,559)          -          (2)
     Asset management fees and other income                       -             -            -           -           -
    Included in other comprehensive income (loss)               217         3,991       42,357          43       2,864
  Net investment income                                          (2)          916        1,004           -           -
  Purchases, sales, issuances, and settlements                    -        (4,636)     (20,381)     (1,252)          -
  Foreign currency translation                                    -             -            -           -           -
  Transfers into Level 3 (2)                                      -        28,257       89,358           -          49
  Transfers out of Level 3 (2)                                             (7,079)      (9,955)     (5,100)        (46)
                                                             ------       -------     --------     -------      ------
Fair value, end of period                                    $1,082       $32,462     $135,466     $     -      $3,833
                                                             ======       =======     ========     =======      ======
Unrealized gains (losses) for the period relating to
 those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                 $    -       $(2,904)    $(10,020)    $     -      $   (2)
     Asset management fees and other income                  $    -       $     -     $      -     $     -      $    -
     Interest credited to policyholder account
      balances                                               $    -       $     -     $      -     $     -      $    -
    Included in other comprehensive income (loss)            $  217       $ 3,986     $ 42,587     $     -      $2,864

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                                                 Year Ended December 31, 2009
                                           -----------------------------------------------------------------------
                                            Trading
                                            Account
                                            Asset -
                                             Backed      Other     Separate Account                   Future Policy
                                           Securities    Assets       Assets (1)    Other Liabilities   Benefits
                                           ---------- -----------  ---------------- ----------------- -------------
                                                                        (in thousands)
Fair value, beginning of period              $1,089   $ 1,157,884      $154,316         $(17,167)       $(794,640)
  Total gains (losses) (realized/
   unrealized):
    Included in earnings:
     Realized investment gains
      (losses), net                               -    (1,157,338)       (3,608)          16,207          848,282
     Asset management fees and
      other income                               93             -             -                -                -
     Interest credited to
      policyholder account
      balances                                    -             -       (10,140)               -                -
    Included in other comprehensive
     income (loss)                                -        22,282             -                -                -
  Net investment income                           -             -             -                -                -
  Purchases, sales, issuances, and
   settlements                                    -       136,790        17,545                -                -
  Foreign currency translation                    -             -             -                -          (36,103)
  Transfers into Level 3 (2)                      -             -             -                -                -
  Transfers out of Level 3 (2)                    -             -        (5,438)               -                -
                                             ------   -----------      --------         --------        ---------
Fair value, end of period                    $1,182   $   159,618      $152,675         $   (960)       $  17,539
                                             ======   ===========      ========         ========        =========
Unrealized gains (losses) for the
 period relating to those
  Level 3 assets that were still held at
   the end of the period (3):
    Included in earnings:
     Realized investment gains
      (losses), net                          $    -   $  (788,470)     $      -         $ 16,215        $ 830,739
     Asset management fees and
      other income                           $   93   $         -      $      -         $      -        $       -
     Interest credited to
      policyholder account
      balances                               $    -   $         -      $(10,141)        $      -        $       -
    Included in other comprehensive
     income (loss)                           $    -   $         -      $      -         $      -        $       -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - Transfers into Level 3 for Fixed Maturities Available for Sale totaled $117.6 million for the year ended December 31, 2009. Transfers into Level 3 for these investments were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when information from third party pricing services or models with observable inputs were utilized. Transfers out of Level 3 for Fixed Maturities Available for Sale were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Fair Value of Financial Instruments - The Company is required by U.S. GAAP to disclose the fair value of certain financial instruments including those that are not carried at fair value. For the following financial instruments the carrying amount equals or approximates fair value: fixed maturities classified as available-for-sale, trading account assets, equity securities, securities purchased under agreements to resell, short-term investments, cash and cash equivalents, accrued investment income, separate account assets, securities sold under agreements to repurchase, and cash collateral for loaned securities, as well as certain items recorded within other assets and other liabilities such as broker-dealer related receivables and payables. See Note 11 for a discussion of derivative instruments.

The following table discloses the Company's financial instruments where the carrying amounts and fair values differ:

                                                    December 31, 2011          December 31, 2010
                                                -------------------------- --------------------------
                                                Carrying Amount Fair value Carrying Amount Fair value
                                                --------------- ---------- --------------- ----------
                                                                   (in thousands)
Assets:
  Commercial mortgage and other loans             $1,406,492    $1,543,968   $1,275,022    $1,352,761
  Policy loans                                     1,050,878     1,401,354    1,061,607     1,258,411
Liabilities:
  Policyholder account balances - investment
   contracts                                         677,316       673,673      588,200       584,112
  Short-term and long-term debt to affiliates      1,301,000     1,328,254      895,000       898,115

The fair values presented above for those financial instruments where the carrying amounts and fair values differ have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial mortgage and other loans
The fair value of commercial mortgage and other loans is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spread and a significant component of the pricing input, are based on internally developed methodology. The internally derived credit spreads take into account public corporate bond spreads of similar quality and maturity, public

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

commercial mortgage-backed securities spreads, third-party mortgage loan survey spreads and other relevant market information such as pricing indications from market participants on new originations, and where applicable adjustments for property types and locations.

Policy Loans
The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment Contracts - Policyholders' Account Balances
Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's claims paying ratings, and hence reflect the Company's own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Short-term and long-term debt to affiliates
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts
Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts
Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives
The Company sells variable annuity contracts that include certain optional living benefit features that are treated for accounting purposes as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 7, and are recorded in "Realized investment gains (losses), net."

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $913 million as of December 31, 2011 and a contra-liability of $453 million as of December 31, 2010. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was an asset of $869 million as of December 31, 2011 and a contra-asset of $373 million as of December 31, 2010.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Some of the Company's universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance agreement contains an embedded derivative related to the interest rate risk of the reinsurance contract. Interest sensitivity can result in mark-to-market changes in the value of the underlying contractual guarantees, as well as actual activity related to premium and benefits. In third quarter 2011, the Company amended this reinsurance agreement resulting in a recapture of a portion of the no-lapse guarantee provision effective July 1, 2011.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                    December 31, 2011             December 31, 2010
                             ------------------------------  ---------------------------
                              Notional       Fair Value      Notional     Fair Value
                             ---------- -------------------  -------- ------------------
Primary Underlying             Amount    Assets  Liabilities  Amount  Assets  Liabilities
------------------           ---------- -------- ----------- -------- ------- -----------
                                                    (in thousands)
Qualifying Hedges
Currency/Interest Rate       $   60,507 $  3,500  $   (865)  $ 46,749 $ 2,193  $ (1,152)
                             ---------- --------  --------   -------- -------  --------
  Total Qualifying Hedges    $   60,507 $  3,500  $   (865)  $ 46,749 $ 2,193  $ (1,152)
                             ========== ========  ========   ======== =======  ========
  Non-Qualifying Hedges
Interest Rate                $  766,900 $ 98,500  $ (2,110)  $481,500 $19,170  $ (4,738)
Currency                          7,273       37      (108)     2,109      --       (43)
Credit                           73,000      203      (667)    16,900   1,206    (1,653)
Currency/Interest Rate           52,236    2,522    (1,502)    51,943   1,434    (2,846)
Equity                        8,093,696   75,945   (52,360)    93,955   2,749    (1,125)
                             ---------- --------  --------   -------- -------  --------
Total Non-Qualifying Hedges   8,993,105  177,207   (56,747)   646,407  24,559   (10,405)
                             ========== ========  ========   ======== =======  ========
Total Derivatives (1)        $9,053,612 $180,707  $(57,612)  $693,156 $26,752  $(11,557)
                             ========== ========  ========   ======== =======  ========

    (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $948 million as of December 31, 2011 and a conta-liability of $423 million as of December 31, 2010 included in "Future policy benefits" and "Fixed maturities available for sale."

Cash Flow Hedges
The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


The following table provides the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                    Year Ended December 31,
                                                 ----------------------------
                                                   2011      2010      2009
                                                 --------  -------  ---------
                                                        (in thousands)
  Qualifying Hedges
  Cash flow hedges
  Currency/Interest Rate
    Net investment income                        $    233  $   529  $     170
    Realized investment gains (losses)               (337)
    Other income                                       49       89        (22)
    Accumulated Other Comprehensive Income (1)      1,715    2,646     (2,302)
                                                 --------  -------  ---------
    Total cash flow hedges                       $  1,660  $ 3,264  $  (2,154)
                                                 --------  -------  ---------
  Non-qualifying hedges
  Realized investment gains (losses)
    Interest Rate                                $ 90,706  $25,842  $ (29,765)
    Currency                                          175      169        (91)
    Currency/Interest Rate                          1,102    1,177     (6,537)
    Credit                                            733   (1,631)     9,885
    Equity                                         (3,264)     742    (76,567)
    Embedded Derivatives                           88,740   52,278   (313,243)
                                                 --------  -------  ---------
    Total non-qualifying hedges                   178,192   78,577   (416,318)
                                                 --------  -------  ---------
    Total Derivative Impact                      $179,852  $81,841  $(418,472)
                                                 ========  =======  =========

    (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the period ending December 31, 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                              (in thousands)
    Balance, December 31, 2010                                    $  808
    Net deferred gains on cash flow hedges from January 1 to
     December 31, 2011                                             1,607
    Amount reclassified into current period earnings                 108
                                                                  ------
    Balance, December 31, 2011                                    $2,523
                                                                  ======

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


As of December 31, 2011 the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 15 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Equity.

Credit Derivatives Written
The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available for sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated Other Comprehensive Income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these interests was $85 million at December 31, 2011 and $91 million at December 31, 2010. The fair value of the embedded derivatives included in Fixed maturities, available for sale was a liability of $35 million at December 31, 2011 and $30 million at December 31, 2010.

The Company writes credit derivatives under which the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, is $58 million and $0 million notional of credit default swap ("CDS") selling protection with an associated fair value of less than $1 million, at December 31, 2011 and December 31, 2010, respectively, These credit derivatives generally have maturities of five to ten years and consist of corporate securities within the finance industry. At December 31, 2011, the underlying credits have an NAIC designation rating of 1.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2011 and December 31, 2010, the Company had $15 million and $17 million of outstanding notional amounts, respectively, reported at fair value as a liability of $1 million and a liability of less than a million, respectively.

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions. Generally, the credit exposure of the Company's over-the-counter (OTC) derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC related to its over-the-counter derivative transactions. Prudential Global Funding, LLC manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Under fair value measurements, the Company incorporates the market's perceptions of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments
The Company has made commitments to fund $22 million of commercial loans as of December 31, 2011. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $82 million as of December 31, 2011.

Contingent Liabilities
On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS (continued)

seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

In December 2010, a purported state-wide class action complaint, Phillips v. Prudential Financial, Inc., was filed in the Circuit Court of the First Judicial Circuit, Williamson County, Illinois. The complaint makes claims of breach of contract, breaches of fiduciary duty, and violation of Illinois law on behalf of a class of Illinois residents whose death benefits were settled by retained assets accounts and seeks damages and disgorgement of profits. In January 2011, the case was removed to the United States District Court for the Southern District of Illinois. In March 2011, the complaint was amended to drop Prudential Financial as a defendant and add the Company as a defendant. The matter is now captioned Phillips v. Prudential Insurance and Pruco Life Insurance Company. In April 2011, a motion to dismiss the amended complaint was filed. In November 2011, the complaint was dismissed and the dismissal appealed in December 2011.

In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS (continued)

adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Insurance ("NYDOI") has requested that 172 life insurers (including the Company) provide data to the NYDOI regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations
Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for the twelve months ended December 31, 2011, 2010 and 2009. The expense charged to the Company for the deferred compensation program was $7 million, $4 million and $3 million for the twelve months ended December 31, 2011, 2010 and 2009, respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $18 million, $13 million and $8 million in 2011, 2010 and 2009 respectively.

Prudential Insurance sponsors voluntary savings plans for its employees
(401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $8.1 million, $6.2 million and $4.2 million in 2011, 2010 and 2009 respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Corporate Owned Life Insurance
The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2.134 billion at December 31, 2011 and $2.061 billion at December 31, 2010, respectively. Fees related to these COLI policies were $33 million, $41 million and $37 million for the years ending December 31, 2011, 2010 and 2009 respectively. The Company retains the majority of the mortality risk associated with these COLI policies.

Reinsurance with Affiliates

UPARC
Through June 30, 2011 the Company, excluding its subsidiaries, reinsured its universal protector policies having no-lapse guarantees with an affiliated company, UPARC. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective July 1, 2011, the agreement between the Company and UPARC to reinsure its universal protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

provision of these policies. Policies with effective dates January 1, 2011 or later are reinsured with UPARC under the terms described in the previous paragraph. The settlement of the recapture premium occurred on October 31, 2011. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within UPARC. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

The portion of this reinsurance contract related to mortality is accounted for as reinsurance. Reinsurance recoverables related to this reinsurance agreement were $21 million and $50 million as of December 31, 2011 and December 31, 2010, respectively. Fees ceded to UPARC in 2011, 2010 and 2009 were $21 million, $102 million and $51 million, respectively. 2011 fees ceded include the recapture of $33 million unearned and supplemental premiums on yearly renewable term mortality risk previously ceded to UPARC. Benefits ceded to UPARC in 2011, 2010 and 2009 were $37 million, $52 million and $48 million respectively. The portion of this reinsurance contract related to the no lapse guarantee provision is accounted for as an embedded derivative. Realized gains (losses) on the no lapse guarantee embedded derivative were $298 million, ($18) million and ($370) million for the years ended December 31, 2011, 2010 and 2009, respectively. The adjustment related to the settlement of the recapture premium discussed above resulted in a realized gain of $37 million in 2011 and was accounted for as a derivative.

PAR U
Effective July 1, 2011, the Company, excluding its subsidiaries, entered into to an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 70% of the all risks associated with its universal protector policies having no lapse guarantees as well as its universal plus policies, with effective dates prior to January 1, 2011. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $2,447 million less a ceding allowance of $1,439 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on October 31, 2011 but was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The realized loss associated with the settlement of this embedded derivative on October 31, 2011 was $61 million.

Amounts included in the Company's Consolidated Statements of Financial Position at December 31, 2011 were as follows:

                                                       December 31, 2011
                                                       -----------------
                                                       ($ in thousands)
       Reinsurance recoverables.......................    $1,356,705
       Policy loans...................................    $  (36,556)
       Deferred policy acquisition costs..............    $ (127,726)
       Other liabilities (reinsurance payables) /(1)/.    $  153,688

    (1)Includes $135 million of a deferred gain arising from the coinsurance agreement with PAR U effective July 1, 2011.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


Reinsurance amounts included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) in 2011 are as follows:

                                                                        December 31, 2011
                                                                        -----------------
                                                                        ($ in thousands)
Gross premium and policy charges and fee income                             $102,722

Interest credited to policy holder accounts ceded

Policyholders' benefits ceded                                               $ 49,337

Reinsurance expense allowances, net of capitalization and amortization      $ 30,780

Realized capital losses, associated with derivatives                        $(61,398)

PARCC
The Company reinsures 90% of the risk under its term life insurance policies, with effective dates prior to January 1, 2010, exclusive of My Term, ROP Term Life issued through its life insurance subsidiary, and those reinsured by PAR III (see below) through an automatic coinsurance agreement with PARCC. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $2,064 million, and $1,826 million as of December 31, 2011, and December 31, 2010, respectively. Premiums ceded to PARCC in 2011, 2010 and 2009, were $725 million, $785 million and $799 million, respectively. Benefits ceded to PARCC in 2011, 2010 and 2009 were $370 million, $328 million and $295 million, respectively. Reinsurance expense allowances, net of capitalization and amortization were $143 million, $167 million and $171 million for the years ended December 31, 2011, 2010 and 2009, respectively.

PAR TERM
The Company reinsures 95% of the risk under its term life insurance policies with effective dates on or after January 1, 2010, exclusive of My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $248 million and $91 million as of December 31, 2011 and December 31, 2010, respectively. Premiums ceded to PAR TERM were $239 million and $102 million, for the years ended December 31, 2011and December 31, 2010, respectively. Benefits ceded to PAR TERM were $34 million and $16 million, for the years ended December 31, 2011 and December 31, 2010, respectively. Reinsurance expense allowances, net of capitalization and amortization were $44 million and $24 million for the years ended December 31, 2011 and December 31, 2010, respectively.

PAR III
The Company, excluding its subsidiaries, reinsures 90% of the risk under its ROP term life insurance policies with effective dates in 2009 through an automatic coinsurance agreement with PAR III. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $8 million, and $5 million as of December 31, 2011, and December 31, 2010, respectively. Premiums ceded to PAR III were $3 million, $3 million and $2 million for the years ended December 31, 2011, December 31, 2010 and December 31, 2009, respectively. Benefits ceded to PAR III in were $1 million for the year ended December 31, 2011, and less than $1 million for the years ended December 31, 2010 and 2009. Reinsurance expense allowances, net of capitalization and amortization were $1 million for the years ended December 31, 2011, 2010 and 2009.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2011, the Company recaptured a portion of this reinsurance agreement related to its universal plus policies having effective dates prior to January 1, 2011. The Company now reinsures these risks with PAR U discussed above. Reinsurance recoverables related to this agreement were $173 million, and $175 million as of December 31, 2011, and December 31, 2010, respectively. Premiums and fees ceded to Prudential Insurance in 2011, 2010 and 2009 were $223 million, $355 million and $240 million, respectively. Benefits ceded to Prudential in 2011, 2010 and 2009 were $231 million, $263 million and $218 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract. The Company is not relieved of its primary obligation to the policyholders as a result of this agreement. Reinsurance recoverables related to this agreement were $7 million for both years ended December 31, 2011 and December 31, 2010, and $8 million for the year ended December 31, 2009. Benefits ceded were $2 million for the three years ended December 31, 2011, 2010 and 2009.

In December 2010, the Company amended certain of its affiliated reinsurance treaties to change the settlement mode from monthly to annual. As a result of these treaty amendments, the Company was required to pay our reinsurers, Prudential Insurance and UPARC, the premium difference that resulted. Settlement of this premium difference was made by transfers of securities at fair value of $120 million to Prudential Insurance and $35 million to UPARC.

Pruco Reinsurance
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


The following table provides information relating to fees ceded to Pruco Reinsurance ("Pruco Re") under these agreements which are included in "Realized investment (losses) gains, net" on the Unaudited Interim Consolidated Statement of Operations and Comprehensive Income for the dates indicated.

                                                                              Year Ended
                                                                --------------------------------------
                                                                December 31, December 31, December 31,
                                                                    2011         2010         2009
                                                                ------------ ------------ ------------
                                                                            (in thousands)
Pruco Reinsurance
  Effective January 24, 2011
    Highest Daily Lifetime Income ("HDI") (1)                     $ 31,639     $    --      $    --
    Spousal Highest Daily Lifetime Income ("SHDI") (1)              11,940          --           --
  Effective beginning August 24, 2009
    Highest Daily Lifetime 6 Plus ("HD6 Plus") (1)                 152,902      26,306          180
    Spousal Highest Daily Lifetime 6 Plus ("SHD6 Plus") (1)         67,754      11,951           64
  Effective June 30, 2009
    Highest Daily Lifetime 7 Plus ("HD7 Plus")                      17,014      14,516        4,488
    Spousal Highest Daily Lifetime 7 Plus ("SHD7 Plus")              8,951       7,533        2,207
  Effective January 28, 2008
    Highest Daily Lifetime 7 ("HD7")                                11,007      10,343        9,228
    Spousal Highest Daily Lifetime 7 ("SHD7")                        2,660       2,482        2,161
  Effective March 15, 2010
    Guaranteed Return Option Plus II ("GRO Plus II")                 3,595         812           --
  Effective January 28, 2008
    Highest Daily Guaranteed Return Option ("HD GRO")                  609         610          440
    Highest Daily Guaranteed Return Option II ("HD GRO II")          2,885         820           --
  Effective Since 2006
    Highest Daily Lifetime Five ("HDLT5")                            4,690       4,795        4,829
    Spousal Lifetime Five ("SLT5")                                   2,398       2,298        2,053
  Effective Since 2005
    Lifetime Five ("LT5")                                           15,461      15,011       13,614
                                                                  --------     -------      -------
Total Pruco Reinsurance                                           $333,505     $97,477      $39,264
                                                                  --------     -------      -------

    (1)Effective October 1, 2011, PLNJ entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of this rider.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $869 million and ($373) million as of December 31, 2011, and December 31, 2010, respectively. Realized gains (losses) ceded were $908 million, ($479) million and $814 million for the years ended December 31, of 2011, 2010 and 2009, respectively. Changes in realized gains (losses) for the 2011, 2010 and 2009 periods were primarily due to changes in market conditions in the period. The underlying asset as of December 31, 2011 and the contra-asset as of December 31, 2010 are reflected in "Reinsurance recoverables" in the Company's Consolidated Statements of Financial Position.

Taiwan branch reinsurance agreement
On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to an affiliate, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan").

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in Taiwan dollars.

Affiliated premiums in 2011, 2010 and 2009 from the Taiwan coinsurance agreement were $74 million, $87 million and $77 million, respectively. Affiliated benefits ceded in 2011, 2010 and 2009 from the Taiwan coinsurance agreement were $22 million and $23 million and $21 million, respectively.

Reinsurance recoverables related to the Taiwan coinsurance agreement were $984 million and $946 million at December 31, 2011and December 31, 2010, respectively.

Deferred Policy Acquisition Costs Ceded to Term Reinsurance Affiliates
In 2009 when implementing a revision to the reinsurance treaties with PARCC, PAR TERM and PAR III, modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowance did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During second quarter 2011, the Company recorded the correction, charging $13 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

Affiliated Asset Administration Fee Income
Effective April 1, 2009, the Company amended an existing agreement to add AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, as a party whereas the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $152.5 million, $51.3 million, and $14.9 million for the years ended December 31, 2011, 2010, and 2009 respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $10.6 million, $10.3 million, and $10.0 for the years ended December 31, 2011, 2010, and 2009, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income
(Loss).

Affiliated Asset Transfers
The Company buys and sells assets to and from affiliated companies.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


In December 2010, the Company purchased fixed maturity securities from affiliated companies, Prudential Annuities Life Assurance Corporation ("PALAC") and Pruco Re. The securities were purchased from PALAC, at a fair market value of $292 million, and were recorded net of OCI at an amortized cost of $257 million. The securities were purchased from Pruco Re, at a fair market value of $81 million, and were recorded net of OCI at an amortized cost of $76 million. The difference between fair market value and book value of these transfers was accounted for as a net decrease of $40 million to additional paid-in capital in 2010. During first quarter 2011, the Company recorded an out of period adjustment that reclassified the $40 million difference between book value and fair market value from additional paid-in capital to retained earnings. As part of this adjustment, a $14 million reduction to the deferred tax liability was recorded with an offset also reflected in retained earnings to record the tax effect of this activity. These adjustments were not material to any previously reported quarterly or annual financial statements.

In December 2010, the Company amended certain of its affiliated reinsurance treaties to change the settlement mode from monthly to annual. As a result of these treaty amendments, we were required to pay our reinsurers, Prudential Insurance and UPARC, the premium difference that resulted. Settlement of the premium difference with Prudential Insurance was made by transfer of securities that had an amortized cost of $117 million and a fair market value of $120 million. The difference between amortized cost and fair market value was accounted for as an increase of $3 million to additional paid-in capital. Settlement of the premium difference with UPARC was made by transfer of securities of $35 million in 2010, where fair market value approximated amortized cost.

In October 2011, the Company received fixed maturity securities from UPARC, an affiliated company, as consideration for the recapture of previously ceded business. The fair market value of the assets transferred to the Company was $350 million. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative gain of $37 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company transferred fixed maturity securities to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These securities had an amortized cost of $943 million and a fair market value of $1,006 million. The net difference between amortized cost and the fair value was $63 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $61 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company sold fixed maturity securities to PAR U, an affiliated company. These securities had an amortized cost of $84 million and a fair market value of $92 million. The net difference between amortized cost and fair market value was $8 million and was accounted for as a realized investment gain on the Company's financial statements.

In November 2011, the Company sold fixed maturity securities to its parent company, Prudential Insurance. These securities had an amortized cost of $41 million and a fair market value of $45 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold commercial loan securities to its parent company, Prudential Insurance. These securities had an amortized cost of $19 million and a fair market value of $21 million. The difference between amortized cost and fair market value was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


In December 2011, the Company sold fixed maturity securities to PARCC, an affiliated company. These securities had an amortized cost of $36 million and a fair market value of $38 million. The net difference between amortized cost and fair value was $2 million and was accounted for as a realized investment gain on the Company's financial statements.

Debt Agreements
The Company has an agreement with an affiliate, Prudential Funding, LLC, which allows the Company to borrow funds for working capital and liquidity needs. The borrowings under this agreement are limited to $900 million. The Company had $114 million in short term debt affiliated with Prudential Financial and $15 million affiliated with Prudential Funding, LLC. as of December 31, 2011, and no borrowings outstanding as of December 31, 2010.

On December 20, 2010, the Company borrowed $650 million from Prudential Insurance. This loan has a fixed interest rate of 3.47% and matures on December 21, 2015. The total related interest expense to the Company was $22.5 million for the year ended December 31, 2011.

On November 15, 2010, the Company borrowed $245 million from Prudential Financial. This loan has a fixed interest rate of 3.01% and matures on November 13, 2015. The total related interest expense to the Company was $7.1 million for the year ended December 31, 2011. On December 15, 2011, the Company repaid $179 million to Prudential Financial as a partial repayment for the $245 million borrowing. The outstanding principle related to this loan was $66 million at December 31, 2011.

On June 20, 2011, the Company entered into a series of four $50 million borrowings with Prudential Financial, totaling $200 million. The loans have fixed interest rates ranging from 1.66% to 3.17% and maturity dates staggered one year apart, from June 19, 2013 to June 19, 2016. The total related interest expense was $2.6 million for the year ended December 31, 2011.

On December 15, 2011, the Company entered into a series of four $53 million borrowings and on December 16, 2011 four $11 million borrowings with Prudential Financial, totaling $256 million. The loans have fixed interest rates ranging from 2.65% to 3.61% and maturity dates staggered one year apart, from December 16, 2013 to December 16, 2016. The total related interest expense was $0.35 million for the year ended December 31, 2011.

Derivative Trades
In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)


The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 are summarized in the table below:

                                                          Three Months Ended
                                             -------------------------------------------
                                             March 31  June 30   September 30 December 31
                                             -------- ---------  ------------ -----------
                                                            (in thousands)
2011
Total revenues                               $478,756 $ 493,845   $  639,641   $519,442
Total benefits and expenses                   383,055   465,288    1,371,790    265,750
Income (loss) from operations before income
 taxes                                         95,701    28,557     (732,149)   253,692
Net income (loss)                            $ 76,041 $  23,805   $ (434,310)  $201,721
                                             ======== =========   ==========   ========
2010
Total revenues                               $303,046 $ 417,543   $  316,435   $301,970
Total benefits and expenses                   249,047   636,017       (3,243)   (59,811)
Income (loss) from operations before income
 taxes                                         53,999  (218,474)     319,678    361,781
Net income (loss) (1)                        $ 49,112 $(139,086)  $  224,855   $254,004
                                             ======== =========   ==========   ========

    (1)In addition to the impact from the retrospective adoption of which costs relating to acquisition of new or renewal insurance costs qualify for deferral included within the three months ended June 30, 2010 and September 30, 2010, are offsetting impacts of approximately $40 million to income tax benefit and expense, respectively, resulting from revised interim tax calculations.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related statements of operations and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2011 and December 31, 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 1 and 2, of the consolidated financial statements, the Company has restated its previously issued 2011 consolidated statements of cash flows to correct an error. As discussed in Note 2, the Company changed the manner in which it accounts for the cost related to the acquisition or renewal of insurance contracts and the presentation of comprehensive income. Additionally, the Company changed its method of determining and recording other-than-temporary impairment for debt securities on January 1, 2009.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 9, 2012, except for the effects of the restatement discussed in Notes 1 and 2 and the effects of the adoption of the accounting standard relating to accounting for acquisition costs associated with acquiring or renewing insurance contracts, and the effects of the adoption of the accounting standard related to the presentation of comprehensive income discussed in Note 2, as to which the date is July 20, 2012.

                         PRUCO LIFE INSURANCE COMPANY
              Unaudited Interim Consolidated Financial Statements

                   September 30, 2012 and December 31, 2011

                               TABLE OF CONTENTS

                                                                                                                    PAGE NUMBER
                                                                                                                    -----------
PART I - FINANCIAL INFORMATION                                                                                           4

Item 1.  Financial Statements:                                                                                           4

         Unaudited Interim Consolidated Statements of Financial Position As of September 30, 2012 and December 31,
         2011                                                                                                            4

         Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) For the three
         and nine months ended September 30, 2012 and 2011                                                               5

         Unaudited Interim Consolidated Statements of Equity For the nine months ended September 30, 2012 and
         2011                                                                                                            6

         Unaudited Interim Consolidated Statements of Cash Flows For the nine months ended September 30, 2012
         and 2011                                                                                                        7

         Notes to Unaudited Interim Consolidated Financial Statements                                                    9

                        PART I - FINANCIAL INFORMATION

                         ITEM 1. FINANCIAL STATEMENTS
                         PRUCO LIFE INSURANCE COMPANY

        UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
  AS OF SEPTEMBER 30, 2012 AND DECEMBER 31, 2011 (IN THOUSANDS, EXCEPT SHARE
                                   AMOUNTS)

                                                                                                SEPTEMBER 30, DECEMBER 31,
                                                                                                    2012          2011
                                                                                                ------------- ------------
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2012 - $5,518,190; 2011 -
  $5,151,406)..................................................................................  $ 6,017,329  $ 5,544,124
Equity securities, available for sale, at fair value (cost: 2012 - $4,139; 2011 - $9,627)......        4,425        8,269
Trading account assets, at fair value..........................................................       14,995       25,843
Policy loans...................................................................................    1,072,424    1,050,878
Short-term investments.........................................................................      295,902      283,281
Commercial mortgage and other loans............................................................    1,453,351    1,406,492
Other long-term investments....................................................................      320,804      268,486
                                                                                                 -----------  -----------
   Total investments...........................................................................    9,179,230    8,587,373
Cash and cash equivalents......................................................................      127,189      287,423
Deferred policy acquisition costs..............................................................    3,325,785    2,545,600
Accrued investment income......................................................................       85,526       86,020
Reinsurance recoverables.......................................................................    6,948,608    5,729,116
Receivables from parents and affiliates........................................................      218,333      195,543
Deferred sales inducements.....................................................................      748,850      542,742
Income taxes...................................................................................            0       76,066
Other assets...................................................................................       43,494       44,555
Separate account assets........................................................................   77,028,281   58,156,771
                                                                                                 -----------  -----------
       TOTAL ASSETS............................................................................  $97,705,296  $76,251,209
                                                                                                 ===========  ===========
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances................................................................  $ 8,263,030  $ 7,811,674
Future policy benefits and other policyholder liabilities......................................    6,698,996    5,294,308
Cash collateral for loaned securities..........................................................       56,129      153,651
Securities sold under agreements to repurchase.................................................            0       40,491
Income taxes...................................................................................       16,237            0
Short-term debt to affiliates..................................................................      275,923      129,000
Long-term debt to affiliates...................................................................    1,438,000    1,172,000
Payables to parent and affiliates..............................................................       21,796        3,377
Other liabilities..............................................................................      638,520      694,497
Separate account liabilities...................................................................   77,028,281   58,156,771
                                                                                                 -----------  -----------
       TOTAL LIABILITIES.......................................................................   94,436,912   73,455,769
                                                                                                 -----------  -----------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 6)

EQUITY
Common stock, ($10 par value; 1,000,000 shares, authorized; 250,000 shares, issued and
  outstanding).................................................................................        2,500        2,500
Additional paid-in capital.....................................................................      825,825      836,021
Retained earnings..............................................................................    2,166,831    1,743,291
Accumulated other comprehensive income.........................................................      273,228      213,628
                                                                                                 -----------  -----------
       TOTAL EQUITY............................................................................    3,268,384    2,795,440
                                                                                                 -----------  -----------
TOTAL LIABILITIES AND EQUITY...................................................................  $97,705,296  $76,251,209
                                                                                                 ===========  ===========

       SEE NOTES TO UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

                         PRUCO LIFE INSURANCE COMPANY

   UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE
                                 INCOME (LOSS)
    THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2012 AND 2011 (IN THOUSANDS)

                                                                                 THREE MONTHS ENDED      NINE MONTHS ENDED
                                                                                   SEPTEMBER 30,           SEPTEMBER 30,
                                                                               ---------------------  ----------------------
                                                                                  2012       2011        2012        2011
                                                                               ---------  ----------  ----------  ----------
REVENUES
Premiums...................................................................... $  17,078  $   16,129  $   48,338  $   49,686
Policy charges and fee income.................................................   432,917     244,819   1,104,903     820,987
Net investment income.........................................................   110,203     107,455     317,382     327,933
Asset administration fees.....................................................    75,777      52,901     205,690     147,969
Other income..................................................................    26,546      12,366      55,791      31,940
Realized investment gains (losses), net:
   Other-than-temporary impairments on fixed maturity securities..............   (16,307)    (17,634)    (32,055)    (47,634)
   Other-than-temporary impairments on fixed maturity securities transferred
     to Other comprehensive income............................................    14,564      15,541      26,028      41,542
   Other realized investment gains (losses), net..............................  (120,093)    208,064    (126,115)    239,811
                                                                               ---------  ----------  ----------  ----------
       Total realized investment gains (losses), net..........................  (121,836)    205,971    (132,142)    233,719
                                                                               ---------  ----------  ----------  ----------
TOTAL REVENUES................................................................   540,685     639,641   1,599,962   1,612,234
                                                                               ---------  ----------  ----------  ----------
BENEFITS AND EXPENSES
Policyholders' benefits.......................................................   194,239     187,648     300,193     302,481
Interest credited to policyholders' account balances..........................   (19,229)    291,321     140,490     450,590
Amortization of deferred policy acquisition costs.............................  (219,945)    721,456      20,317     942,336
General, administrative and other expenses....................................   226,753     171,365     634,178     524,727
                                                                               ---------  ----------  ----------  ----------
TOTAL BENEFITS AND EXPENSES...................................................   181,818   1,371,790   1,095,178   2,220,134
                                                                               ---------  ----------  ----------  ----------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES.............................   358,867    (732,149)    504,784    (607,900)
                                                                               ---------  ----------  ----------  ----------

Income tax expense (benefit)..................................................    43,268    (297,839)     81,244    (273,428)
                                                                               ---------  ----------  ----------  ----------
NET INCOME (LOSS)............................................................. $ 315,599  $ (434,310) $  423,540  $ (334,472)
                                                                               ---------  ----------  ----------  ----------

Other comprehensive income (loss), before tax:
   Foreign currency translation adjustments...................................       175        (578)        (45)         49
     Unrealized investment gains (losses) for the period......................    47,301      54,385      99,383      71,435
     Reclassification adjustment for (gains) losses included in net income....    (4,540)      6,786      (7,375)     20,531
                                                                               ---------  ----------  ----------  ----------
   Net unrealized investment gains (losses)...................................    42,761      61,171      92,008      91,966
                                                                               ---------  ----------  ----------  ----------
Other comprehensive income (loss), before tax:................................    42,936      60,593      91,963      92,015
   Less: Income tax expense (benefit) related to:.............................
     Foreign currency translation adjustment..................................        61        (202)        (16)         17
     Net unrealized investment gains..........................................    14,967      21,572      32,379      32,349
                                                                               ---------  ----------  ----------  ----------
       Total..................................................................    15,028      21,370      32,363      32,366
Other comprehensive income (loss), net of tax:................................    27,908      39,223      59,600      59,649
                                                                               ---------  ----------  ----------  ----------
COMPREHENSIVE INCOME (LOSS)................................................... $ 343,507  $ (395,087) $  483,140  $ (274,823)
                                                                               =========  ==========  ==========  ==========

       SEE NOTES TO UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

                         PRUCO LIFE INSURANCE COMPANY

              UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF EQUITY
         NINE MONTHS ENDED SEPTEMBER 30, 2012 AND 2011 (IN THOUSANDS)

                                                                                      ACCUMULATED
                                                              ADDITIONAL                 OTHER
                                                       COMMON  PAID-IN    RETAINED   COMPREHENSIVE
                                                       STOCK   CAPITAL    EARNINGS   INCOME (LOSS) TOTAL EQUITY
                                                       ------ ---------- ----------  ------------- ------------
BALANCE, DECEMBER 31, 2011............................ $2,500  $836,021  $1,743,291    $213,628     $2,795,440
Contributed capital - parent/child asset transfers....     --   (10,196)         --          --        (10,196)
Comprehensive income:
   Net income.........................................     --        --     423,540          --        423,540
   Other comprehensive income (loss), net of tax......     --        --          --      59,600         59,600
                                                                                                    ----------
Total comprehensive income............................                                                 483,140
                                                       ------  --------  ----------    --------     ----------
BALANCE, SEPTEMBER 30, 2012........................... $2,500  $825,825  $2,166,831    $273,228     $3,268,384
                                                       ======  ========  ==========    ========     ==========

                                                                                      ACCUMULATED
                                                              ADDITIONAL                 OTHER
                                                       COMMON  PAID-IN    RETAINED   COMPREHENSIVE
                                                       STOCK   CAPITAL    EARNINGS   INCOME (LOSS) TOTAL EQUITY
                                                       ------ ---------- ----------  ------------- ------------
BALANCE, DECEMBER 31, 2010............................ $2,500  $792,226  $2,370,525    $160,943     $3,326,194
Cumulative effect of adoption of accounting principle.     --        --    (468,340)     22,156       (446,184)
Affiliated asset transfers............................     --    40,252     (26,151)         --         14,101
Comprehensive income:
   Net income.........................................     --        --    (334,472)         --       (334,472)
   Other comprehensive income (loss), net of tax......     --        --          --      59,649         59,649
                                                                                                    ----------
Total comprehensive income............................                                                (274,823)
                                                       ------  --------  ----------    --------     ----------
BALANCE, SEPTEMBER 30, 2011........................... $2,500  $832,478  $1,541,562    $242,748     $2,619,288
                                                       ======  ========  ==========    ========     ==========

       SEE NOTES TO UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

                         PRUCO LIFE INSURANCE COMPANY

            UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS NINE MONTHS ENDED SEPTEMBER 30, 2012 AND 2011 (IN THOUSANDS)

                                                                                                    NINE MONTHS ENDED
                                                                                                      SEPTEMBER 30,
                                                                                                ------------------------
                                                                                                    2012         2011
                                                                                                -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income..................................................................................... $   423,540  $  (334,472)
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy charges and fee income...............................................................    (125,655)    (164,478)
   Interest credited to policyholders' account balances........................................     140,490      450,590
   Realized investment (gains) losses, net.....................................................     132,142     (233,719)
   Amortization and other non-cash items.......................................................     (41,269)     (10,493)
   Change in:
     Future policy benefits and other insurance liabilities....................................   1,030,768      702,610
     Reinsurance recoverables..................................................................    (791,695)  (1,647,830)
     Accrued investment income.................................................................      (1,246)         389
     Receivables from parent and affiliates....................................................     (27,116)      39,695
     Payables to parent and affiliates.........................................................       5,780      (40,085)
     Deferred policy acquisition costs.........................................................    (879,316)     372,886
     Income taxes payable......................................................................     104,803     (435,401)
     Deferred sales inducements................................................................    (191,851)    (227,722)
     Other, net................................................................................     (37,742)     877,038
                                                                                                -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES................................................. $  (258,367) $  (650,992)
                                                                                                -----------  -----------

CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale........................................................ $   801,617  $   736,820
   Short-term investments......................................................................     977,765      838,032
   Policy loans................................................................................      96,177       92,508
   Ceded policy loans..........................................................................      (2,428)      (1,283)
   Commercial mortgage and other loans.........................................................      75,284       42,196
   Other long-term investments.................................................................       8,443        8,856
   Equity securities, available for sale.......................................................       9,849       10,350
   Trading account assets, at fair value.......................................................      10,636           --
Payments for the purchase/origination of:
   Fixed maturities, available for sale........................................................  (1,296,016)    (634,883)
   Short-term investments......................................................................    (990,405)    (987,273)
   Policy loans................................................................................    (100,621)     (76,734)
   Ceded policy loans..........................................................................      12,683        2,121
   Commercial mortgage and other loans.........................................................    (156,865)    (134,523)
   Other long-term investments.................................................................     (66,429)     (32,136)
   Equity securities, available for sale.......................................................      (5,024)      (8,446)
   Notes receivable from parent and affiliates, net............................................      21,788       18,228
   Other.......................................................................................        (483)         966
                                                                                                -----------  -----------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES................................................. $  (604,029) $  (125,201)
                                                                                                -----------  -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
   Policyholders' account deposits............................................................. $ 2,908,539  $ 2,181,188
   Ceded policyholders' account deposits.......................................................    (209,800)     (58,729)
   Policyholders' account withdrawals..........................................................  (2,291,138)  (1,886,503)
   Ceded policyholders' account withdrawals....................................................      22,035        4,602
   Net change in securities sold under agreement to repurchase and cash collateral for loaned
     securities................................................................................    (138,014)     108,189
   Contributed capital - parent/child asset transfers..........................................     (13,378)          --
   Net increase (decrease) in short-term borrowing.............................................      43,923       50,000
   Drafts outstanding..........................................................................      10,995       53,575
   Net change in long-term borrowing...........................................................     369,000      200,000
                                                                                                -----------  -----------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES................................................. $   702,162  $   652,322
                                                                                                -----------  -----------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS...........................................    (160,234)    (123,871)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR...................................................     287,423      364,999
                                                                                                -----------  -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD....................................................... $   127,189  $   241,128
                                                                                                ===========  ===========

       SEE NOTES TO UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

Cash Flows from Investing Activities in the September 30, 2012 Unaudited Interim Consolidated Statement of Cash Flows excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company and PAR U, an affiliate (See Note
8). The assets transferred included $156 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $46 million to Prudential Financial, the Company's ultimate parent company, to settle tax expenses arising from this coinsurance transaction.

                         PRUCO LIFE INSURANCE COMPANY

         NOTES TO UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, is a wholly owned subsidiary of The Prudential Insurance Company of America, or ("Prudential Insurance"), which in turn is an indirect wholly owned subsidiary of Prudential Financial, Inc., or ("Prudential Financial"). Pruco Life Insurance Company was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities, primarily through third party distributors, in the District of Columbia, Guam, and in all States except New York.

Pruco Life Insurance Company has three subsidiaries, including one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey, or ("PLNJ"), and two subsidiaries formed in 2009 for the purpose of holding certain commercial loan and other investments. Pruco Life Insurance Company and its subsidiaries are together referred to as ("the Company") and all financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities, primarily through third party distributors, only in New Jersey and New York.

ACQUISITION OF THE HARTFORD'S INDIVIDUAL LIFE INSURANCE BUSINESS

On September 27, 2012, Prudential Financial announced that Prudential Insurance entered into an agreement to acquire The Hartford's Individual Life Insurance Business through a reinsurance transaction. Prudential Insurance will pay The Hartford cash consideration of $615 million, primarily in the form of a ceding commission to provide reinsurance for approximately 700,000 Hartford life insurance policies with net retained face amount in force of approximately $135 billion. The transaction is expected to close in early 2013, subject to regulatory approvals and customary closing conditions.

In connection with this transaction, Prudential Insurance will retrocede to the Company, the portion of the assumed business that is classified as guaranteed universal life insurance ("GUL") with account values of approximately $3.5 billion as of June 30, 2012. Under this reinsurance agreement, the Company will pay Prudential Insurance a ceding commission in an amount to be determined and will provide reinsurance for more than 74,000 GUL policies with net retained face amount in force of approximately $31 billion. The Company will then retrocede all of the GUL policies to an affiliated captive reinsurance company.

BASIS OF PRESENTATION

The Unaudited Interim Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States, or "U.S. GAAP," on a basis consistent with reporting interim financial information in accordance with instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission ("SEC"). In the opinion of management, all adjustments necessary for a fair statement of the consolidated results of operations and financial condition of the Company have been made. All such adjustments are of a normal recurring nature. Interim results are not necessarily indicative of results that may be expected for the full year. Intercompany balances and transactions have been eliminated.

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 8). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties. These financial statements should be read in conjunction with the Audited Consolidated Financial Statements included in the Company's Annual Report on Form 10-K/A for the year ended December 31, 2011.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

RECLASSIFICATIONS

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

                         PRUCO LIFE INSURANCE COMPANY

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

INVESTMENTS AND INVESTMENT RELATED LIABILITIES

The Company's investments in debt and equity securities include fixed maturities; equity securities; and short-term investments. The accounting policies related to these, as well as commercial mortgage and other loans, are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 4 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount, is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)."

Equity securities, available-for-sale are comprised of common stock, and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Trading account assets, at fair value, consist primarily of asset-backed securities, commercial mortgage-backed securities and perpetual preferred stock whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities." Realized and unrealized gains and losses for these investments are reported in "Other income." Interest and dividend income from these investments is reported in "Net investment income."

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other). Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage loan and agricultural loan portfolios on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

                         PRUCO LIFE INSURANCE COMPANY

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for loan losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage loans and agricultural loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and agricultural loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. As part of securities repurchase agreements or securities loan transactions the Company transfers U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company transfers cash as collateral and receives U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General, administrative and other expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General, administrative and other expenses").

Other long-term investments consist of derivatives, the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

                         PRUCO LIFE INSURANCE COMPANY

"Short-term investments" primarily consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities, an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

ASSET ADMINISTRATION FEES

The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
8). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

                         PRUCO LIFE INSURANCE COMPANY

DERIVATIVE FINANCIAL INSTRUMENTS

Derivatives are financial instruments whose values are derived from interest rates, financial indices, or the values of securities. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options which are contracted in the over-the-counter market with an affiliate. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, financial indices, values of securities, credit spreads, market volatility, expected returns, non-performance risks and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty for which a master netting arrangement has been executed. As discussed below and in Note 5, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges are recorded in current earnings. Cash flows from these derivatives are reported in the operating and investing activities sections in the Unaudited Interim Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" to the extent they are effective, until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge, or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

                         PRUCO LIFE INSURANCE COMPANY

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 4, and are recorded in "Realized investment gains (losses), net."

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company ("UPARC"). The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the value of the underlying contractual guarantees that are carried at fair value and included in "Reinsurance recoverables," and changes in "Realized investment gains (losses), net." In the third quarter of 2011, the Company amended its reinsurance agreement resulting in a recapture of a portion of this business (See Note 8) effective July 1, 2011. Pursuant to the recapture amendment, the settlement of the recapture premium occurred subsequent to the effective date of the recapture. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within UPARC. This settlement feature was accounted for as a derivative.

Concurrent with the recapture discussed above, the Company entered into a new coinsurance agreement with an affiliate, Prudential Arizona Reinsurance Universal Company, ("PAR U") effective July 1, 2011. The settlement of the initial coinsurance premium also occurred subsequent to the effective date of the coinsurance agreement and contains a settlement provision similar to the recapture premium, discussed above. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The settlement feature of this agreement was accounted for as a derivative (See Note 8 for additional information about this agreement).

Effective July 1, 2012, the Company's wholly owned subsidiary, PLNJ, entered into a new coinsurance agreement with an affiliate, PAR U. The settlement of the initial coinsurance premium occurred subsequent to the effective date of the coinsurance agreement. As a result, the settlement was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date of the coinsurance agreement through settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within PLNJ. The settlement feature of this agreement was accounted for as a derivative (See Note 8 for additional information about this agreement).

INCOME TAXES

The Company determines its interim tax provision using the annual effective tax rate methodology in accordance with the authoritative guidance. The increase in the income tax expense for the three months and nine months ended September 30, 2012 and change in effective tax rate was primarily driven by an increase in pre-tax income for the three months and nine months ended September 30, 2012 compared to the three months and nine months ended September 30, 2011.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2012 the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Unaudited Interim Consolidated Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 4. Adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

Effective January 1, 2012, the Company adopted, prospectively, updated guidance regarding the assessment of effective control for repurchase agreements. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred

                         PRUCO LIFE INSURANCE COMPANY
policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

The following tables present amounts as previously reported in 2011, the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above, and the adjusted amounts that are reflected in the Unaudited Interim Consolidated Financial Statements included herein.

                         PRUCO LIFE INSURANCE COMPANY

 UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION:
                                                   DECEMBER 31, 2011
                                         -------------------------------------
                                         AS PREVIOUSLY EFFECT OF  AS CURRENTLY
                                         REPORTED (2)   CHANGE    REPORTED (2)
                                         ------------- ---------  ------------
                                                    (IN THOUSANDS)
 Deferred policy acquisition costs......  $ 3,217,508  $(671,908) $ 2,545,600
 Reinsurance recoverables...............    5,727,610      1,506    5,729,116
 Income taxes receivable (1)............           --     76,066       76,066
 Other assets...........................       44,557         (2)      44,555
 TOTAL ASSETS...........................   76,845,547   (594,338)  76,251,209

 Policyholders' account balances........    7,808,840      2,834    7,811,674
 Income taxes payable (1)...............      176,517   (176,517)          --
 Other liabilities......................      646,569     47,928      694,497
 TOTAL LIABILITIES......................   73,581,524   (125,755)  73,455,769

 Retained earnings......................    2,233,698   (490,407)   1,743,291
 Accumulated other comprehensive income.      191,804     21,824      213,628
 TOTAL EQUITY...........................    3,264,023   (468,583)   2,795,440
 TOTAL LIABILITIES AND EQUITY...........  $76,845,547  $(594,338) $76,251,209

(1)Income taxes reported in December 31, 2011 was in a payable position. The effect of the restatement converted the balance to a receivable position and was moved into the asset section of the balance sheet.
(2)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the U.S. Securities and Exchange Commission ("SEC") on March 9, 2012. "As currently reported" column was included in the 10-K/A filed with the SEC on July 20, 2012.

UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS:
                                                   THREE MONTHS ENDED SEPTEMBER 30, 2011
                                                   ------------------------------------
                                                       AS                       AS
                                                   PREVIOUSLY   EFFECT OF    CURRENTLY
                                                    REPORTED     CHANGE      REPORTED
                                                   ----------   ---------   ----------
                                                             (IN THOUSANDS)
REVENUES
Policy charges and fee income..................... $  244,307   $     512   $  244,819
   Total revenues.................................    639,129         512      639,641
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs.    812,067     (90,611)     721,456
General, administrative and other expenses........    128,645      42,720      171,365
   Total benefits and expenses....................  1,419,681     (47,891)   1,371,790
INCOME FROM OPERATIONS BEFORE INCOME TAXES........   (780,552)     48,403     (732,149)
Income tax expense................................   (310,584)     12,745     (297,839)
NET INCOME........................................ $ (469,968)  $  35,658   $ (434,310)

                                                   NINE MONTHS ENDED SEPTEMBER 30, 2011
                                                   ------------------------------------
                                                       AS                       AS
                                                   PREVIOUSLY   EFFECT OF    CURRENTLY
                                                    REPORTED     CHANGE      REPORTED
                                                   ----------   ---------   ----------
                                                             (IN THOUSANDS)
REVENUES
Policy charges and fee income..................... $  820,604   $     383   $  820,987
   Total revenues.................................  1,611,851         383    1,612,234
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs.  1,075,795    (133,459)     942,336
General, administrative and other expenses........    389,741     134,986      524,727
   Total benefits and expenses....................  2,218,607       1,527    2,220,134
INCOME FROM OPERATIONS BEFORE INCOME TAXES........   (606,756)     (1,144)    (607,900)
Income tax expense................................   (274,634)      1,206     (273,428)
NET INCOME........................................ $ (332,122)  $  (2,350)  $ (334,472)

                         PRUCO LIFE INSURANCE COMPANY

UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS:
                                                NINE MONTHS ENDED SEPTEMBER 30, 2011
                                                -----------------------------------
                                                AS PREVIOUSLY EFFECT OF AS CURRENTLY
                                                REPORTED (1)   CHANGE     REPORTED
                                                ------------- --------- ------------
                                                           (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.....................................  $  (332,122) $ (2,350) $  (334,472)
Policy charges and fee income..................     (164,095)     (383)    (164,478)
Change in:
   Reinsurance recoverables....................   (1,646,833)     (997)  (1,647,830)
   Deferred policy acquisition costs...........      419,550   (46,664)     372,886
   Income taxes payable........................     (436,607)    1,206     (435,401)
   Other, net..................................      827,850    49,188      877,038
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES.  $  (650,992) $     --  $  (650,992)

(1)Certain amounts in prior periods have been reclassified to conform to the current period presentation.

3. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                               SEPTEMBER 30, 2012
                                                             ------------------------------------------------------
                                                                                                         OTHER-THAN-
                                                                          GROSS      GROSS                TEMPORARY
                                                             AMORTIZED  UNREALIZED UNREALIZED            IMPAIRMENTS
                                                               COST       GAINS      LOSSES   FAIR VALUE IN AOCI (3)
                                                             ---------- ---------- ---------- ---------- -----------
                                                                                 (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies.................................. $  177,948  $ 16,315   $    --   $  194,263  $     --
Obligations of U.S. states and their political subdivisions.     67,920     7,006       107       74,819        --
Foreign government bonds....................................     22,341     6,070        --       28,411        --
Public utilities............................................    589,160    72,506     1,040      660,626        --
All other corporate securities..............................  3,503,245   321,190     2,204    3,822,231      (344)
Asset-backed securities (1).................................    364,496    18,885    10,508      372,873   (22,144)
Commercial mortgage-backed securities.......................    454,344    46,274        50      500,568        --
Residential mortgage-backed securities (2)..................    338,736    24,884        82      363,538    (1,135)
                                                             ----------  --------   -------   ----------  --------
Total fixed maturities, available-for-sale.................. $5,518,190  $513,130   $13,991   $6,017,329  $(23,623)
                                                             ==========  ========   =======   ==========  ========

EQUITY SECURITIES, AVAILABLE-FOR-SALE
Common Stocks:
   Public utilities......................................... $       66  $      4   $     1   $       69
   Industrial, miscellaneous & other........................      2,037       598       390        2,245
Non-redeemable preferred stocks.............................      2,036        75        --        2,111
                                                             ----------  --------   -------   ----------
Total equity securities, available-for-sale................. $    4,139  $    677   $   391   $    4,425
                                                             ==========  ========   =======   ==========

(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI," which were not included in earnings. Amount excludes $17 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                         PRUCO LIFE INSURANCE COMPANY

                                                                              DECEMBER 31, 2011 (4)
                                                             ------------------------------------------------------
                                                                                                         OTHER-THAN-
                                                                          GROSS      GROSS                TEMPORARY
                                                             AMORTIZED  UNREALIZED UNREALIZED            IMPAIRMENTS
                                                               COST       GAINS      LOSSES   FAIR VALUE IN AOCI (3)
                                                             ---------- ---------- ---------- ---------- -----------
                                                                                 (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies                                   $  144,083  $ 14,321   $     4   $  158,400  $     --
Obligations of U.S. states and their political subdivisions      32,282     3,869        --       36,151        --
Foreign government bonds....................................     32,966     6,073         4       39,035        --
Public utilities............................................    392,168    47,552       729      438,991        --
All other corporate securities..............................  3,369,261   270,398     7,724    3,631,935    (1,285)
Asset-backed securities (1).................................    376,505    19,235    22,495      373,245   (27,122)
Commercial mortgage-backed securities.......................    505,310    37,015         2      542,323        --
Residential mortgage-backed securities (2)..................    298,831    25,550       337      324,044    (1,296)
                                                             ----------  --------   -------   ----------  --------
Total fixed maturities, available-for-sale.................. $5,151,406  $424,013   $31,295   $5,544,124  $(29,703)
                                                             ==========  ========   =======   ==========  ========
EQUITY SECURITIES AVAILABLE-FOR-SALE
Common Stocks:
   Public utilities......................................... $       90  $      5   $    23   $       72
   Industrial, miscellaneous & other........................      7,100       597     1,742        5,955
Non-redeemable preferred stocks.............................      2,437         6       201        2,242
                                                             ----------  --------   -------   ----------
Total equity securities, available-for-sale................. $    9,627  $    608   $ 1,966   $    8,269
                                                             ==========  ========   =======   ==========

(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $11 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at September 30, 2012, are as follows:

                                                  AVAILABLE-FOR-SALE
                                                 ---------------------
                                                 AMORTIZED
                                                   COST     FAIR VALUE
                                                 ---------- ----------
                                                    (IN THOUSANDS)
         Due in one year or less................ $  473,837 $  488,265
         Due after one year through five years..  1,473,214  1,592,763
         Due after five years through ten years.  1,263,547  1,408,639
         Due after ten years....................  1,150,016  1,290,683
         Asset-backed securities................    364,496    372,873
         Commercial mortgage-backed securities..    454,344    500,568
         Residential mortgage-backed securities.    338,736    363,538
                                                 ---------- ----------
            Total............................... $5,518,190 $6,017,329
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                   THREE MONTHS ENDED   NINE MONTHS ENDED
                                                                                      SEPTEMBER 30,       SEPTEMBER 30,
                                                                                   ------------------  ------------------
                                                                                     2012      2011      2012      2011
                                                                                   --------  --------  --------  --------
                                                                                               (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
   Proceeds from sales............................................................ $ 48,318  $  8,544  $106,508  $ 93,003
   Proceeds from maturities/repayments............................................  202,979   251,043   696,047   631,656
   Gross investment gains from sales, prepayments and maturities..................   16,734     3,135    25,488     8,836
   Gross investment losses from sales and maturities..............................     (465)       --    (1,171)     (366)

EQUITY SECURITIES, AVAILABLE-FOR-SALE
   Proceeds from sales............................................................ $  9,771  $  6,205  $  9,862  $ 10,349
   Proceeds from maturities/repayments............................................       --        --        --        --
   Gross investment gains from sales..............................................    1,000        --     1,027        --
   Gross investment losses from sales.............................................     (495)       --      (529)       --

FIXED MATURITY AND EQUITY SECURITY IMPAIRMENTS
   Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings (1)................................................... $ (1,743) $ (2,093) $ (6,027) $ (6,092)
   Writedowns for other-than-temporary impairment losses on equity securities.....     (223)     (476)   (1,146)   (1,833)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

                         PRUCO LIFE INSURANCE COMPANY

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

CREDIT LOSSES RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES HELD BY THE COMPANY FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OCI

                                           THREE MONTHS ENDED NINE MONTHS ENDED
                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                  2012              2012
                                           ------------------ -----------------
                                                      (IN THOUSANDS)
Balance, beginning of period..............      $27,542            $31,506
Credit loss impairments previously
  recognized on securities which matured,
  paid down, prepaid or were sold during
  the period                                     (1,330)            (3,658)
Credit loss impairments previously
  recognized on securities impaired to
  fair value during the period (1)........           --             (3,127)
Additional credit loss impairments
  recognized in the current period on
  securities previously impaired..........          854              2,074
Increases due to the passage of time on
  previously recorded credit losses.......          279              1,077
Accretion of credit loss impairments
  previously recognized due to an
  increase in cash flows expected to be
  collected                                        (578)            (1,105)
                                                -------            -------
Balance, end of period....................      $26,767            $26,767
                                                =======            =======

                                           THREE MONTHS ENDED NINE MONTHS ENDED
                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                  2011              2011
                                           ------------------ -----------------
                                                      (IN THOUSANDS)
Balance, beginning of period..............      $29,546            $36,820
Credit loss impairments previously
  recognized on securities which matured,
  paid down, prepaid or were sold during
  the period                                     (1,480)            (7,054)
Credit loss impairments previously
  recognized on securities impaired to
  fair value during the period (1)........           --             (4,055)
Credit loss impairment recognized in the
  current period on securities not
  previously impaired.....................           --                 85
Additional credit loss impairments
  recognized in the current period on
  securities previously impaired..........        1,487              3,981
Increases due to the passage of time on
  previously recorded credit losses                 452              1,145
Accretion of credit loss impairments
  previously recognized due to an
  increase in cash flows expected to be
  collected                                        (199)            (1,116)
                                                -------            -------
Balance, end of period....................      $29,806            $29,806
                                                =======            =======

(1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

                         PRUCO LIFE INSURANCE COMPANY

TRADING ACCOUNT ASSETS

The following table sets forth the composition of trading account assets, at fair value as of the dates indicated:

                                           SEPTEMBER 30, 2012 DECEMBER 31, 2011
                                           -----------------  -----------------
                                           AMORTIZED   FAIR   AMORTIZED  FAIR
                                             COST      VALUE    COST     VALUE
                                           ---------  ------- --------- -------
                                                     (IN THOUSANDS)
 Fixed maturities:........................
    Asset-backed securities...............  $ 6,404   $ 6,808  $16,597  $17,419
    Commercial mortgage-backed securities.    4,900     4,994    4,978    5,062
                                            -------   -------  -------  -------
 Total fixed maturities...................   11,304    11,802   21,575   22,481
 Equity securities (1)....................    3,083     3,193    3,135    3,362
                                            -------   -------  -------  -------
 Total trading account assets.............  $14,387   $14,995  $24,710  $25,843
                                            =======   =======  =======  =======

(1)Included in equity securities are perpetual preferred stock securities that have characteristics of both debt and equity securities.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" included $0.2 million of losses and $0.0 million during the three months ended September 30, 2012 and 2011, respectively, and $0.5 million of losses and $0.3 million of losses during the nine months ended September 30, 2012 and 2011, respectively.

COMMERCIAL MORTGAGE AND OTHER LOANS

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                         SEPTEMBER 30, 2012     DECEMBER 31, 2011
                                                                       ---------------------  ---------------------
                                                                           AMOUNT      % OF       AMOUNT      % OF
                                                                       (IN THOUSANDS)  TOTAL  (IN THOUSANDS)  TOTAL
                                                                       -------------- ------  -------------- ------
COMMERCIAL MORTGAGE AND OTHER LOANS BY PROPERTY TYPE:
Industrial............................................................   $  257,645    17.6 %   $  261,699    18.4 %
Retail................................................................      473,923     32.3       453,352     31.9
Apartments/Multi-Family...............................................      236,957     16.2       218,524     15.4
Office................................................................      234,928     16.0       223,587     15.8
Hospitality...........................................................       60,872      4.2        61,910      4.4
Other.................................................................       86,633      5.9        97,383      6.9
                                                                         ----------   ------    ----------   ------
Total commercial mortgage loans by property type......................    1,350,958     92.2     1,316,455     92.8
Agricultural property loans...........................................      114,318      7.8       102,850      7.2
                                                                         ----------   ------    ----------   ------
Total commercial mortgage and agricultural loans by property type.....    1,465,276   100.0 %    1,419,305   100.0 %
                                                                                      ======                 ======
Valuation allowance...................................................      (11,925)               (12,813)
                                                                         ----------             ----------
Total net commercial and agricultural mortgage loans by property type.   $1,453,351             $1,406,492
                                                                         ==========             ==========

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in California (20%), New Jersey (13%), and Texas (9%) at September 30, 2012.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                   SEPTEMBER 30, DECEMBER 31,
                                                       2012          2011
                                                   ------------- ------------
                                                         (IN THOUSANDS)
   Allowance for losses, beginning of year........    $12,813      $21,428
   Addition to / (release of) allowance of losses.       (888)      (8,615)
                                                      -------      -------
   Allowance for losses, end of year (1)..........    $11,925      $12,813
                                                      =======      =======

(1)Agricultural loans represent $0.4 million of the ending allowance at both September 30, 2012 and December 31, 2011.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans, as of the dates indicated:

                                                                             SEPTEMBER 30, DECEMBER 31,
                                                                                 2012          2011
                                                                             ------------- ------------
                                                                                    TOTAL LOANS
                                                                                   (IN THOUSANDS)
ALLOWANCE FOR CREDIT LOSSES:
Ending balance: individually evaluated for impairment (1)...................  $    5,552    $    5,743
Ending balance: collectively evaluated for impairment (2)...................       6,373         7,070
                                                                              ----------    ----------
Total ending balance........................................................  $   11,925    $   12,813

RECORDED INVESTMENT: (3)
Ending balance gross of reserves: individually evaluated for impairment (1).  $   17,416    $   17,849
Ending balance gross of reserves: collectively evaluated for impairment (2).   1,447,860     1,401,456
                                                                              ----------    ----------
Total ending balance, gross of reserves.....................................  $1,465,276    $1,419,305
                                                                              ==========    ==========

(1)There were no agricultural loans individually evaluated for impairments at September 30, 2012 and December 31, 2011.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $114 million and $103 million at September 30, 2012 and December 31, 2011, respectively and a related allowance of $0.4 million for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

                         PRUCO LIFE INSURANCE COMPANY

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of September 30, 2012 and December 31, 2011 had a recorded investment and unpaid principal balance of $17.4 million and $17.8 million and related allowance of $5.6 million and $5.7 million, respectively, primarily related to the hospitality and other property types. At both September 30, 2012 and December 31, 2011, the Company held no impaired agricultural loans. Net investment income recognized on these loans totaled $0.4 million for the nine months ended September 30, 2012, and $0.5 million for the year ended
December 31, 2011.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of both September 30, 2012 and December 31, 2011, the Company held no such loans. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2 loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of September 30, 2012 and December 31, 2011, 93% of the $1.5 billion and $1.4 billion recorded investment had a loan-to-value ratio of less than 80%, respectively. As of both September 30, 2012 and December 31, 2011, 95% of the recorded investment had a debt service coverage ratio of 1.0X or greater. As of September 30, 2012, approximately $82 million or 6% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2011, approximately $72 million or 5% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

As of both September 30, 2012 and December 31, 2011, all commercial mortgage and other loans were in current status, with the exception of $1.6 million at December 31, 2011, that were classified as past due, primarily related to other property types. As of September 30, 2012 and December 31, 2011, $19.3 million and $22.6 million, respectively, of commercial mortgage and other loans, were in non-accrual status based upon the recorded investment gross of allowance for credit losses, primarily related to hospitality and other property types. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

For the three months ended September 30, 2012, there were no commercial mortgage and other loans sold or acquired.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company's outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring is not material.

As of September 30, 2012, the additional funds the Company has committed to provide to borrowers involved in a troubled debt restructuring is not material.

NET INVESTMENT INCOME

Net investment income for the three and nine months ended September 30, 2012 and 2011 was from the following sources:

                                             THREE MONTHS ENDED   NINE MONTHS ENDED
                                                SEPTEMBER 30,       SEPTEMBER 30,
                                             ------------------  ------------------
                                               2012      2011      2012      2011
                                             --------  --------  --------  --------
                                                         (IN THOUSANDS)
Fixed maturities, available-for-sale........ $ 67,924  $ 75,920  $203,885  $230,005
Equity securities, available-for-sale.......        6      (234)       39       219
Trading account assets......................      205       651       821     1,195
Commercial mortgage and other loans.........   21,388    20,671    63,693    60,627
Policy loans................................   14,376    14,005    42,851    41,942
Short-term investments and cash equivalents.      244       261       787       848
Other long-term investments.................   10,748       746    18,992     6,784
                                             --------  --------  --------  --------
Gross investment income.....................  114,891   112,020   331,068   341,620
Less: investment expenses...................   (4,688)   (4,565)  (13,686)  (13,687)
                                             --------  --------  --------  --------
   Net investment income.................... $110,203  $107,455  $317,382  $327,933
                                             ========  ========  ========  ========

                         PRUCO LIFE INSURANCE COMPANY

REALIZED INVESTMENT GAINS (LOSSES), NET

Realized investment gains (losses), net, for the three and nine months ended September 30, 2012 and 2011, were from the following sources:

                                             THREE MONTHS ENDED   NINE MONTHS ENDED
                                               SEPTEMBER 30,        SEPTEMBER 30,
                                            -------------------  -------------------
                                               2012      2011       2012      2011
                                            ---------  --------  ---------  --------
                                                         (IN THOUSANDS)
Fixed maturities........................... $  14,527  $  1,043  $  18,291  $  2,378
Equity securities..........................       280        96       (649)    2,020
Commercial mortgage and other loans........     3,505     2,937      4,565     5,264
Joint ventures and limited partnerships....        --      (265)        --      (265)
Derivatives................................  (140,152)  202,147   (154,371)  224,302
Other......................................         4        13         22        20
                                            ---------  --------  ---------  --------
   Realized investment gains (losses), net. $(121,836) $205,971  $(132,142) $233,719
                                            =========  ========  =========  ========

NET UNREALIZED INVESTMENT GAINS (LOSSES)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Unaudited Interim Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income
(loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

NET UNREALIZED INVESTMENT GAINS AND LOSSES ON FIXED MATURITY SECURITIES ON WHICH AN OTTI LOSS HAS BEEN RECOGNIZED

                                                                                             ACCUMULATED OTHER
                                                                                               COMPREHENSIVE
                                                                                               INCOME (LOSS)
                                                                                  DEFERRED    RELATED TO NET
                                NET UNREALIZED    DEFERRED POLICY  POLICY HOLDER INCOME TAX     UNREALIZED
                               GAINS (LOSSES) ON ACQUISITION COSTS    ACCOUNT    (LIABILITY) INVESTMENT GAINS
                                  INVESTMENTS     AND OTHER COSTS    BALANCES      BENEFIT       (LOSSES)
                               ----------------- ----------------- ------------- ----------- -----------------
                                                               (IN THOUSANDS)
Balance, December 31, 2011....     $(18,648)          $10,187         $(2,936)     $ 3,958        $(7,439)
Net investment gains (losses)
  on investments arising
  during the period...........        6,854                --              --       (2,399)         4,455
Reclassification adjustment
  for (gains) losses included
  in net income...............        5,114                --              --       (1,790)         3,324
Reclassification adjustment
  for OTTI losses excluded
  from net income(1)..........         (100)               --              --           35            (65)
Impact of net unrealized
  investment (gains) losses
  on deferred policy
  acquisition costs...........           --            (5,983)             --        2,094         (3,889)
Impact of net unrealized
  investment (gains) losses
  on Policyholders' account
  balance                                --                --             648         (227)           421
                                   --------           -------         -------      -------        -------
Balance, September 30, 2012...     $ (6,780)          $ 4,204         $(2,288)     $ 1,671        $(3,193)
                                   ========           =======         =======      =======        =======

(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

                         PRUCO LIFE INSURANCE COMPANY

ALL OTHER NET UNREALIZED INVESTMENT GAINS AND LOSSES IN AOCI

                                                                                                  ACCUMULATED OTHER
                                                                                                    COMPREHENSIVE
                                                                                                    INCOME (LOSS)
                                                                                       DEFERRED    RELATED TO NET
                                     NET UNREALIZED    DEFERRED POLICY  POLICY HOLDER INCOME TAX     UNREALIZED
                                    GAINS (LOSSES) ON ACQUISITION COSTS    ACCOUNT    (LIABILITY) INVESTMENT GAINS
                                     INVESTMENTS(1)    AND OTHER COSTS    BALANCES      BENEFIT       (LOSSES)
                                    ----------------- ----------------- ------------- ----------- -----------------
                                                                    (IN THOUSANDS)
Balance, December 31, 2011.........     $443,637          $(179,520)      $ 75,345     $(118,533)     $220,929
Net investment gains (losses) on
  investments arising during the
  period...........................      117,765                 --             --       (41,212)       76,553
Reclassification adjustment for
  (gains) losses included in net
  income...........................      (22,755)                --             --         7,964       (14,791)
Reclassification adjustment for
  OTTI losses excluded from net
  income(2)........................          100                 --             --           (35)           65
Impact of net unrealized
  investment (gains) losses on
  deferred policy acquisition costs           --            (68,739)            --        23,883       (44,856)
Impact of net unrealized
  investment (gains) losses on
  policyholders' account balances..           --                 --         59,104       (20,686)       38,418
                                        --------          ---------       --------     ---------      --------
Balance, September 30, 2012........     $538,747          $(248,259)      $134,449     $(148,619)     $276,318
                                        ========          =========       ========     =========      ========

(1)Includes cash flow hedges. See Note 5 for information on cash flow hedges.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

The table below presents net unrealized gains (losses) on investments by asset as of the dates indicated:

                                                                     SEPTEMBER 30, DECEMBER 31,
                                                                         2012          2011
                                                                     ------------- ------------
                                                                           (IN THOUSANDS)
Fixed maturity securities on which an OTTI loss has been recognized.   $ (6,780)     $(18,648)
Fixed maturity securities, available-for-sale--all other............    505,919       411,366
Equity securities, available-for-sale...............................        286        (1,359)
Derivatives designated as cash flow hedges (1)......................      2,599         2,523
Other investments...................................................     29,943        31,107
                                                                       --------      --------
Net unrealized gains (losses) on investments........................   $531,967      $424,989
                                                                       ========      ========

(1)See Note 5 for more information on cash flow hedges.

DURATION OF GROSS UNREALIZED LOSS POSITIONS FOR FIXED MATURITIES

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                                   SEPTEMBER 30, 2012
                                                             ----------------------------------------------------------------
                                                                                      TWELVE MONTHS OR
                                                             LESS THAN TWELVE MONTHS        MORE                TOTAL
                                                             ----------------------- ------------------ ---------------------
                                                                           GROSS               GROSS                 GROSS
                                                                         UNREALIZED   FAIR   UNREALIZED            UNREALIZED
                                                             FAIR VALUE    LOSSES     VALUE    LOSSES   FAIR VALUE   LOSSES
                                                             ----------  ----------  ------- ---------- ---------- ----------
                                                                                     (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies                                    $     --     $   --    $    --  $    --    $     --   $    --
Obligations of U.S. states and their political subdivisions.    13,988        107         --       --      13,988       107
Foreign government bonds....................................        --         --         --       --          --        --
Corporate securities........................................   180,417      2,545     27,973      699     208,390     3,244
Asset-backed securities.....................................    58,575        350     59,520   10,158     118,095    10,508
Commercial mortgage-backed securities.......................     3,687         38        583       12       4,270        50
Residential mortgage-backed securities......................       934         41      3,605       41       4,539        82
                                                              --------     ------    -------  -------    --------   -------
   Total....................................................  $257,601     $3,081    $91,681  $10,910    $349,282   $13,991
                                                              ========     ======    =======  =======    ========   =======

                         PRUCO LIFE INSURANCE COMPANY

                                                                                     DECEMBER 31, 2011
                                                             -------------------------------------------------------------------
                                                             LESS THAN TWELVE MONTHS TWELVE MONTHS OR MORE         TOTAL
                                                             ----------------------- --------------------- ---------------------
                                                                           GROSS                  GROSS                 GROSS
                                                                         UNREALIZED             UNREALIZED            UNREALIZED
                                                             FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                                             ----------  ----------  ---------- ---------- ---------- ----------
                                                                                      (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies                                    $  4,696     $    4     $    --    $    --    $  4,696   $     4
Obligations of U.S. states and their political subdivisions.        --         --          --         --          --        --
Foreign government bonds....................................        96          4          --         --          96         4
Corporate securities........................................   196,766      6,060      13,355      2,393     210,121     8,453
Asset-backed securities.....................................    57,956        389      69,641     22,106     127,597    22,495
Commercial mortgage-backed securities.......................       563         --       1,051          2       1,614         2
Residential mortgage-backed securities......................     4,706        213       4,022        124       8,728       337
                                                              --------     ------     -------    -------    --------   -------
   Total....................................................  $264,783     $6,670     $88,069    $24,625    $352,852   $31,295
                                                              ========     ======     =======    =======    ========   =======

The gross unrealized losses at September 30, 2012 and December 31, 2011 are composed of $8 million and $10 million, respectively, related to high or highest quality securities based on National Association of Insurance Commissioners, or "NAIC", or equivalent rating and $6 million and $21 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At September 30, 2012, $7 million of the gross unrealized losses represented declines in value of greater than 20%, $0 million of which had been in that position for less than six months, as compared to $22 million at December 31, 2011 that represented declines in value of greater than 20%, $3 million of which had been in that position for less than six months. At September 30, 2012 and December 31, 2011, the $11 million and $25 million respectively, of gross unrealized losses of twelve months or more were concentrated in asset-backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at September 30, 2012 and December 31, 2011. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At September 30, 2012, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

DURATION OF GROSS UNREALIZED LOSS POSITIONS FOR EQUITY SECURITIES

The following table shows the fair value and gross unrealized losses aggregated by length of time that individual equity securities have been in a continuous unrealized loss position, as of the following dates:

                                                              SEPTEMBER 30, 2012
                                       -------------------------------------------------------------------
                                       LESS THAN TWELVE MONTHS TWELVE MONTHS OR MORE         TOTAL
                                       ----------------------- --------------------- ---------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ----------  ----------  ---------- ---------- ---------- ----------
                                                                (IN THOUSANDS)
EQUITY SECURITIES, AVAILABLE-FOR-SALE.   $  119      $  391       $--        $--       $  119     $  391
                                         ======      ======       ===        ===       ======     ======

                                                               DECEMBER 31, 2011
                                       -------------------------------------------------------------------
                                       LESS THAN TWELVE MONTHS TWELVE MONTHS OR MORE         TOTAL
                                       ----------------------- --------------------- ---------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ----------  ----------  ---------- ---------- ---------- ----------
                                                                (IN THOUSANDS)
EQUITY SECURITIES, AVAILABLE-FOR-SALE.   $3,016      $1,966       $--        $--       $3,016     $1,966
                                         ======      ======       ===        ===       ======     ======

                         PRUCO LIFE INSURANCE COMPANY

At September 30, 2012, $0 million of the gross unrealized losses represented declines in value of greater than 20%, $0.0 million of which have been in that position for less than six months. At December 31, 2011, $2 million of the gross unrealized losses represented declines in value of greater than 20%, $1.4 million of which had been in that position for less than six months. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at September 30, 2012 or December 31, 2011.

4. FAIR VALUE OF ASSETS AND LIABILITIES

FAIR VALUE MEASUREMENT - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. The Company's Level 1 assets and liabilities primarily include certain cash equivalents and short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

The Company has established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

ASSETS AND LIABILITIES BY HIERARCHY LEVEL - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                            AS OF SEPTEMBER 30, 2012
                                                             -------------------------------------------------------
                                                             LEVEL 1    LEVEL 2    LEVEL 3   NETTING (2)    TOTAL
                                                             -------- ----------- ---------- ----------- -----------
                                                                                 (IN THOUSANDS)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies.................................. $     -- $   189,563 $    4,700  $     --   $   194,264
Obligations of U.S. states and their political subdivisions.       --      74,819         --        --        74,819
Foreign government bonds....................................       --      28,411         --        --        28,411
Corporate securities........................................       --   4,449,859     32,998        --     4,482,857
Asset-backed securities.....................................       --     277,805     95,068        --       372,873
Commercial mortgage-backed securities.......................       --     497,880      2,688        --       500,568
Residential mortgage-backed securities......................       --     363,538         --        --       363,538
                                                             -------- ----------- ----------  --------   -----------
   Sub-total................................................       --   5,881,875    135,454        --     6,017,329
Trading account assets:
Asset-backed securities.....................................       --       6,808         --        --         6,808
Commercial mortgage-backed securities.......................       --       4,995         --        --         4,995
Equity securities...........................................       --          --      3,192        --         3,192
                                                             -------- ----------- ----------  --------   -----------
   Sub-total................................................       --      11,803      3,192        --        14,995
Equity securities, available for sale.......................    2,160         154      2,111        --         4,425
Short-term investments......................................   85,209     210,693         --        --       295,902
Cash equivalents............................................    1,770      66,465         --        --        68,235
Other long-term investments.................................       --     224,473      1,614   (68,633)      157,454
Reinsurance recoverables....................................       --          --  1,451,411        --     1,451,411
Other assets................................................       --     189,521         --        --       189,521
                                                             -------- ----------- ----------  --------   -----------
   Sub-total excluding separate account assets..............   89,139   6,584,984  1,593,782   (68,633)    8,199,272
Separate account assets (1).................................  448,014  76,336,359    243,908        --    77,028,281
                                                             -------- ----------- ----------  --------   -----------
   Total assets............................................. $537,153 $82,921,343 $1,837,690  $(68,633)  $85,227,553
                                                             ======== =========== ==========  ========   ===========
Future policy benefits...................................... $     -- $        -- $1,593,513  $     --   $ 1,593,513
Other liabilities...........................................       --      68,633         --   (68,633)           --
                                                             -------- ----------- ----------  --------   -----------
   Total liabilities........................................ $     -- $    68,633 $1,593,513  $(68,633)  $ 1,593,513
                                                             ======== =========== ==========  ========   ===========

                         PRUCO LIFE INSURANCE COMPANY

                                                                            AS OF DECEMBER 31, 2011 (3)
                                                             ---------------------------------------------------------
                                                              LEVEL 1     LEVEL 2    LEVEL 3   NETTING (2)    TOTAL
                                                             ---------- ----------- ---------- ----------- -----------
                                                                                  (IN THOUSANDS)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies.................................. $       -- $   153,704 $    4,696  $     --   $   158,400
Obligations of U.S. states and their political subdivisions.         --      36,151         --        --        36,151
Foreign government bonds....................................         --      39,035         --        --        39,035
Corporate securities........................................         --   4,047,206     23,720        --     4,070,926
Asset-backed securities.....................................         --     310,816     62,429        --       373,245
Commercial mortgage-backed securities.......................         --     542,323         --        --       542,323
Residential mortgage-backed securities......................         --     324,044         --        --       324,044
                                                             ---------- ----------- ----------  --------   -----------
   Sub-total................................................         --   5,453,279     90,845        --     5,544,124
Trading account assets:
Asset-backed securities.....................................         --      17,419         --        --        17,419
Commercial mortgage-backed securities.......................         --       5,062         --        --         5,062
Equity securities...........................................         --          --      3,362        --         3,362
                                                             ---------- ----------- ----------  --------   -----------
   Sub-total................................................         --      22,481      3,362        --        25,843
Equity securities, available for sale.......................      5,617          --      2,652        --         8,269
Short-term investments......................................    101,608     181,673         --        --       283,281
Cash equivalents............................................     42,158     191,920         --        --       234,078
Other long term investments.................................         --     180,603        686   (57,612)      123,677
Reinsurance recoverables....................................         --          --    868,824        --       868,824
Other assets................................................         --     192,824                   --       192,824
                                                             ---------- ----------- ----------  --------   -----------
   Sub-total excluding separate account assets..............    149,383   6,222,780    966,369   (57,612)    7,280,920
Separate account assets (1).................................  1,803,852  56,130,595    222,324        --    58,156,771
                                                             ---------- ----------- ----------  --------   -----------
   Total assets............................................. $1,953,235 $62,353,375 $1,188,693  $(57,612)  $65,437,691
                                                             ========== =========== ==========  ========   ===========
Future policy benefits...................................... $       -- $        -- $  912,988  $     --   $   912,988
Other liabilities...........................................         --      57,612         --   (57,612)           --
                                                             ---------- ----------- ----------  --------   -----------
   Total liabilities........................................ $       -- $    57,612 $  912,988  $(57,612)  $   912,988
                                                             ========== =========== ==========  ========   ===========

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Unaudited Interim Consolidated Statements of Financial Position.
(2)"Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.
(3)Includes reclassifications to conform to current period presentation.

                         PRUCO LIFE INSURANCE COMPANY

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

FIXED MATURITY SECURITIES - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally-developed valuation. As of September 30, 2012 and December 31, 2011, over-rides on a net basis were not material. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Pricing service over-rides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In cases where these models primarily use observable inputs, the securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. In these cases, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

TRADING ACCOUNT ASSETS - Trading account assets consist primarily of asset-backed securities, perpetual preferred stock and commercial mortgage-backed securities whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities."

EQUITY SECURITIES - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment. As these models may use unobservable inputs, most privately traded equity securities are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes, as the directly observable market inputs are not available. As a result, the fair values of perpetual preferred stock are classified as Level 3.

DERIVATIVE INSTRUMENTS - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions is traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

                         PRUCO LIFE INSURANCE COMPANY

Derivatives classified as Level 3 include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first to default credit basket swaps are derived from relevant observable inputs (e.g. individual credit default spreads, interest rates and recovery rates), and unobservable model-specific input values such as correlation between different credits within the same basket. Other structured options and derivatives are valued using simulation models such as the Monte Carlo and other techniques. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of September 30, 2012 and December 31, 2011, there were derivatives with the fair value of $0.9 million and $0.1 million classified within Level 3, and all other derivatives were classified within Level 2. See Note 5 for more details on the fair value of derivative instruments by primary underlying.

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the Cash Equivalents and Short-term Investments category are typically not traded in active markets; however, their fair values are generally based on market observable inputs and, accordingly, these investments have been primarily classified within Level 2 in the fair value hierarchy.

SEPARATE ACCOUNT ASSETS - Separate Account Assets include fixed maturity securities, treasuries, equity securities and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

OTHER ASSETS - Other assets carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

REINSURANCE RECOVERABLES - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These reinsurance recoverables are valued in the same manner as the living benefit guarantees as described below in "Future Policy Benefits".

The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (See Note 8). Under this agreement, the Company pays a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in "Reinsurance recoverables". The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that is attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, the Company's market-perceived risk of the counterparty, UPARC's non-performance ("NPR"), and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. This embedded derivative had a value of zero at September 30, 2012 and December 31, 2011 primarily due to NPR.

FUTURE POLICY BENEFITS - The liability for future policy benefits primarily includes general account liabilities for guarantees on variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, the Company's market-perceived risk of its own non-performance ("NPR"), as well as various assumptions that are actuarially determined, including lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and implied volatility. In the risk neutral valuation, interest rates are used to both grow the policyholders' account values as well as discount all projected future cash flows. The Company's discount rate assumption is based on the LIBOR swap curve, and is adjusted for NPR, as discussed below. Assuming all other assumptions remain unchanged, a decline in interest rates will generally cause account values to grow more slowly, increasing future expected benefit payments, as well as decreasing the discounting impact in the present value calculation, both of which would cause increases in the fair value of the liability. The opposite impacts occur as interest rates rise. Implied volatility also impacts the estimate of future expected benefit payments, as discussed below.

Actuarial assumptions are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies or market transactions such as acquisitions and reinsurance transactions. Assumptions relating to contractholder behavior such as lapse, benefit utilization, withdrawal, and mortality rates, are based on experience by product type and/or year of contract issuance, as well as available industry studies. Unless a material change in contractholder behavior or mortality experience that the

                         PRUCO LIFE INSURANCE COMPANY

Company feels is indicative of a long term trend is observed in an interim periods, assumptions related to contractholder behavior and mortality are generally updated in the third quarter of each year by considering recent experience that has occurred during the period from the most recent update to the expected amounts or updates to industry studies. These assumptions require the use of management judgment and are discussed in further detail below.

LEVEL 3 ASSETS AND LIABILITIES BY PRICE SOURCE - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                                                            AS OF SEPTEMBER 30, 2012
                                                                                      ------------------------------------
                                                                                      INTERNAL (1) EXTERNAL (2)   TOTAL
                                                                                      ------------ ------------ ----------
                                                                                                 (IN THOUSANDS)
U.S. Treasury securities and obligations of U.S. government authorities and agencies.  $       --    $  4,700   $    4,700
Corporate securities.................................................................      32,069         929       32,998
Asset-backed securities..............................................................       1,364      93,704       95,068
Commercial mortgage-backed securities................................................          --       2,688        2,688
Equity securities....................................................................       2,111       3,192        5,303
Other long-term investments..........................................................         859         755        1,614
Reinsurance recoverables.............................................................   1,451,411          --    1,451,411
                                                                                       ----------    --------   ----------
   Sub-total excluding separate account assets.......................................   1,487,814     105,968    1,593,782
Separate account assets..............................................................      76,444     167,464      243,908
                                                                                       ----------    --------   ----------
   Total assets......................................................................  $1,564,258    $273,432   $1,837,690
                                                                                       ==========    ========   ==========
Future policy benefits...............................................................  $1,593,513    $     --   $1,593,513
                                                                                       ----------    --------   ----------
   Total liabilities.................................................................  $1,593,513    $     --   $1,593,513
                                                                                       ==========    ========   ==========

(1)Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

QUANTITATIVE INFORMATION REGARDING INTERNALLY PRICED LEVEL 3 ASSETS AND LIABILITIES - The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                   AS OF SEPTEMBER 30, 2012
                                       --------------------------------------------------------------------------------
                                       FAIR VALUE VALUATION TECHNIQUES     UNOBSERVABLE INPUTS   RANGE (WEIGHTED AVERAGE)
                                       ---------- --------------------   ----------------------- ------------------------
                                                                        (IN THOUSANDS)
ASSETS:

Corporate securities                   $   32,069 Discounted cash flow   Discount rate           $8.80% -17.50% (10.77%)

                                                  Cap at call price      Call price                          100% (100%)

                                                  Liquidation            Liquidation value          25% -91.59% (86.90%)
-------------------------------------------------------------------------------------------------------------------------

Reinsurance recoverables.............. $1,451,411 Fair values are determined in the same manner as future policy benefits
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:

Future policy benefits................ $1,593,513 Discounted cash flow   Lapse rate                             0% - 14%

                                                                         NPR spread                        0.24% - 1.82%

                                                                         Utilization rate                      70% - 94%

                                                                         Withdrawal rate                      85% - 100%

                                                                         Mortality rate (1)                     0% - 13%

                                                                         Equity Volatility curve               19% - 34%
-------------------------------------------------------------------------------------------------------------------------

(1)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%.

                         PRUCO LIFE INSURANCE COMPANY

SENSITIVITY TO CHANGES IN UNOBSERVABLE INPUTS - The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

CORPORATE SECURITIES - Internally priced corporate securities classified in Level 3 include certain below investment grade watchlist and distressed fixed maturity securities. For securities where discounted cash flows are used, the primary unobservable input is an internally developed discount rate. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement. In certain cases, the Company uses an estimated liquidation value of the borrower or underlying assets. In isolation, an increase (decrease) in the value of these inputs would result in a higher (lower) fair value measurement.

REINSURANCE RECOVERABLES - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These reinsurance recoverables covering these guarantees are valued in the same manner as the living benefit guarantees as described below in "Future Policy Benefits". Reinsurance recoverables also includes reinsurance of the no lapse guarantee provisions available on a portion of certain universal life products. The reinsurance agreement covering the no lapse guarantee contains an embedded derivative related to the interest rate risk of the reinsurance contract. The embedded derivative arising from this reinsurance agreement had a value of zero at September 30, 2012 as discussed above.

FUTURE POLICY BENEFITS - Future policy benefits classified as Level 3 are calculated using internally-developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. As described above, the significant unobservable inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include various assumptions that are actuarially determined, including lapse rates, benefit utilization rates, withdrawal rates and mortality rates as well as volatility assumptions and assumptions used to reflect NPR.

The Company's dynamic lapse rate assumption adjusts the base lapse rate at the contract level based on a comparison of the actuarially calculated guaranteed amount and the current policyholder account value as well as other factors, such as the applicability of any surrender charges. The dynamic lapse adjustment reduces the base lapse rate based on the magnitude of the difference between the guaranteed amount and the account value. In-the-money contracts are those with a guaranteed benefit in excess of the current policyholder account value. Since in-the-money contracts are less likely to lapse, the dynamic lapse adjustment will reduce the lapse rate assumption for these contracts. For less in the money contracts, the lapse rate assumption will be closer to the base lapse rate. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. A higher base lapse rate is applied to contracts in the year the surrender charge period expires.

To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or asset appropriately takes into consideration NPR. The additional spread over LIBOR is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. This additional spread, as mentioned in the table above, is applied at an individual contract level and only to those individual living benefit contracts in a liability position and generally not to those in a contra-liability position. An increase in the spread over LIBOR increases the discounting impact in the present value calculation and will generally cause a decrease in the fair value of the liability.

The Company's benefit utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, including the estimated timing of the first lifetime income withdrawal by the contractholder. These assumptions vary based on the product type, the age of the contractholder, and the age of the contract. The utilization rate varies by product, based on the availability of an enhanced guarantee after a certain waiting period. For example, the utilization rates for a product with the opportunity to double the guaranteed value after a 10, 12 or 20 year accumulation period are adjusted based on contractholder experience related to such enhancement. Generally, the Company assumes a certain percentage of contractholders will utilize the guaranteed benefit (depending on the product type, contractholder age and contract age) and will begin lifetime withdrawals at various time intervals from contract inception with the remaining contractholders either beginning lifetime withdrawals immediately or never utilizing the benefit. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.

The Company's withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. Larger differences in the withdrawal rate assumption compared to the contractual guaranteed income withdrawal percentage, either positive or negative, will generally result in a decrease in the fair value of the liability. Prior to the exhaustion of the contractholder's total account value the Company assumes contractholders will withdraw a certain percentage of the maximum allowable amount under the contract and will withdraw the maximum once the contractholder account value is completely exhausted.

Based on historical experience the Company applies a set of age specific mortality rate adjustments compared to standard industry tables. For newly issued contracts, lower mortality rates are assumed in early durations. A mortality improvement assumption is also incorporated into the overall mortality table. Since the variable annuity living benefits generally provide for a minimum withdrawal benefit for life, increases in mortality rates will decrease the fair value of the liability, with the reverse being true with decreases in mortality rates.

                         PRUCO LIFE INSURANCE COMPANY

Market volatility also impacts the estimate of future expected benefit payments. The Company uses an equity volatility curve based on third party inputs. The curve starts with first year implied volatility and grades to a long-term realized volatility. The first year implied volatility determines the overall slope of the equity volatility curve. An increase in implied volatility will generally increase future expected benefit payments, causing an increase in the fair value of the liability.

SEPARATE ACCOUNT ASSETS - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Unaudited Interim Consolidated Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Unaudited Interim Consolidated Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

OTHER INVESTED ASSETS - Separate account assets include $76.4 million of investments in real estate fund as of September 30, 2012 that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. Fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which range from 5.5% to 9.5% (7.5% weighted average) and discount rates, which range from 7.0% to 11.5% (8.5% weighted average).

TRANSFERS BETWEEN LEVELS 1 AND 2 - During the nine months ended September 30, 2012, $8.6 million of equity securities, available for sale transferred from Level 1 to Level 2. The assets that transferred were mutual funds that were priced on a net asset value. This transfer was the result of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy. There were no transfers between Levels 1 and 2 for the three and nine months ended September 30, 2011.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                        THREE MONTHS ENDED SEPTEMBER 30, 2012
                                   ------------------------------------------------------------------------------
                                                                                     FIXED MATURITY
                                                                           FIXED     AVAILABLE FOR
                                                           FIXED        MATURITIES,      SALE -
                                   FIXED MATURITIES,    MATURITIES,    AVAILABLE FOR   COMMERCIAL      TRADING
                                   AVAILABLE FOR SALE  AVAILABLE FOR   SALE - ASSET-   MORTGAGE-    ACCOUNT ASSETS
                                    - U.S. TREASURY   SALE - CORPORATE    BACKED         BACKED        - EQUITY
                                       SECURITIES        SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                   ------------------ ---------------- ------------- -------------- --------------
                                                                   (IN THOUSANDS)
Fair Value, beginning of
  period assets/(liabilities).....       $4,699           $30,459       $   86,915      $  5,331     $     3,381
   Total gains (losses)
     (realized/unrealized):.......
     Included in earnings:........
       Realized investment
         gains (losses), net......           --              (761)             610            --              --
       Asset management fees
         and other income.........           --                --               --            --            (189)
     Included in other
       comprehensive income
       (loss).....................            1             3,946                6          (150)             --
   Net investment income..........           --                18               63             3              --
   Purchases......................           --               123           14,986            --              --
   Sales..........................           --                (6)              --            --              --
   Issuances......................           --                --               --            --              --
   Settlements....................           --            (3,121)          (2,988)       (2,496)             --
   Transfers into Level 3 (2).....           --             2,340              589            --              --
   Transfers out of Level 3
     (2)..........................           --                --           (5,113)           --              --
                                         ------           -------       ----------      --------     -----------
Fair Value, end of period
  assets/(liabilities)............       $4,700           $32,998       $   95,068      $  2,688     $     3,192
                                         ======           =======       ==========      ========     ===========
Unrealized gains (losses) for
  the period relating to those
   Level 3 assets that were
     still held at the end of
     the period (3):..............
     Included in earnings:........
       Realized investment
         gains (losses), net......       $   --           $    --       $       --      $     --     $        --
       Asset management fees
         and other income.........       $   --           $    --       $       --      $     --     $      (189)
       Interest credited to
         policyholders'
         account balances.........       $   --           $    --       $       --      $     --     $        --

                                                        THREE MONTHS ENDED SEPTEMBER 30, 2012
                                   ------------------------------------------------------------------------------
                                                        OTHER LONG-                     SEPARATE
                                   EQUITY SECURITIES,       TERM        REINSURANCE  ACCOUNT ASSETS FUTURE POLICY
                                   AVAILABLE FOR SALE   INVESTMENTS     RECOVERABLE       (1)          BENEFITS
                                   ------------------ ---------------- ------------- -------------- --------------
                                                                   (IN THOUSANDS)
Fair Value, beginning of
  period assets/(liabilities).....       $2,255           $ 3,661       $1,036,923      $236,634     $(1,087,503)
   Total gains (losses)
     (realized/unrealized):.......
     Included in earnings:........
       Realized investment
         gains (losses), net......         (200)           (2,071)         308,347          (486)       (392,758)
       Asset management fees
         and other income.........           --                24               --            --              --
       Interest credited to
         policyholders'
         account balances.........           --                --               --         5,339              --
     Included in other
       comprehensive income
       (loss).....................           56                --               --            --              --
   Net investment income..........           --                --               --            --              --
   Purchases......................           --                --          106,141        14,334              --
   Sales..........................           --                --               --       (11,913)             --
   Issuances......................           --                --               --            --        (113,252)
   Settlements....................           --                --               --            --              --
   Transfers into Level 3 (2).....           --                --               --            --              --
   Transfers out of Level 3
     (2)..........................           --                --               --            --              --
                                         ------           -------       ----------      --------     -----------
Fair Value, end of period
  assets/(liabilities)............       $2,111           $ 1,614       $1,451,411      $243,908     $(1,593,513)
                                         ======           =======       ==========      ========     ===========
Unrealized gains (losses) for
  the period relating to
  those Level 3 assets that
  were still held at the end
  of the period (3):
     Included in earnings:........
       Realized investment
         gains (losses), net......       $   --           $(2,071)      $  312,474      $     --     $  (415,371)
       Asset management fees
         and other income.........       $   --           $    24       $       --      $     --     $        --
       Interest credited to
         policyholders'
         account balances.........       $   --           $    --       $       --      $  5,339     $        --

                         PRUCO LIFE INSURANCE COMPANY

                                                    NINE MONTHS ENDED SEPTEMBER 30, 2012
                                        ------------------------------------------------------------
                                                                               FIXED
                                           FIXED                   FIXED      MATURITY
                                        MATURITIES,    FIXED    MATURITIES,  AVAILABLE
                                         AVAILABLE  MATURITIES,  AVAILABLE   FOR SALE -    TRADING
                                            FOR      AVAILABLE      FOR      COMMERCIAL    ACCOUNT
                                        SALE -U.S.  FOR SALE -  SALE -ASSET- MORTGAGE-     ASSETS
                                         TREASURY    CORPORATE     BACKED      BACKED     - EQUITY
                                        SECURITIES  SECURITIES   SECURITIES  SECURITIES  SECURITIES
                                        ----------- ----------- ------------ ---------- -------------
                                                               (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).................   $4,696     $ 23,720    $   62,429   $     --   $     3,362
   Total gains (losses)
     (realized/unrealized):............
     Included in earnings:.............
       Realized investment gains
         (losses), net.................       --       (3,732)          687         --            --
       Asset management fees and
         other income..................       --           --            --         --          (120)
     Included in other
       comprehensive income (loss).....        4        4,126         2,667        (65)           --
   Net investment income...............       --           67           316          3            --
   Purchases...........................       --        8,515        52,268         --            --
   Sales...............................       --          (89)           --         --            --
   Issuances...........................       --           --            --         --            --
   Settlements.........................       --       (7,484)      (12,960)    (2,496)          (50)
   Transfers into Level 3 (2)..........       --       23,995           589      5,246            --
   Transfers out of Level 3 (2)........       --      (16,120)      (10,928)        --            --
                                          ------     --------    ----------   --------   -----------
Fair Value, end of period
  assets/(liabilities).................   $4,700     $ 32,998    $   95,068   $  2,688   $     3,192
                                          ======     ========    ==========   ========   ===========
Unrealized gains (losses) for the
  period relating to those Level 3
  assets that were still held at
  the end of the period (3):
     Included in earnings:.............
       Realized investment gains
         (losses), net.................   $   --     $     --    $       --   $     --   $        --
       Asset management fees and
         other income..................   $   --     $     --    $       --   $     --   $      (120)
       Interest credited to
         policyholders' account
         balances......................   $   --     $     --    $       --   $     --   $        --

                                                    NINE MONTHS ENDED SEPTEMBER 30, 2012
                                        ------------------------------------------------------------
                                          EQUITY
                                        SECURITIES,    OTHER                  SEPARATE
                                         AVAILABLE   LONG-TERM  REINSURANCE   ACCOUNT   FUTURE POLICY
                                         FOR SALE   INVESTMENTS RECOVERABLE  ASSETS (1)   BENEFITS
                                        ----------- ----------- ------------ ---------- -------------
                                                               (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).................   $2,652     $    686    $  868,824   $222,324      (912,988)
   Total gains (losses)
     (realized/unrealized):............
     Included in earnings:.............
       Realized investment gains
         (losses), net.................     (401)      (4,032)      289,200     (1,098)     (367,642)
       Asset management fees and
         other income..................       --           29            --         --            --
       Interest credited to
         policyholders' account
         balances......................       --           --            --      9,201            --
   Included in other comprehensive
     income (loss).....................     (136)          --            --         --            --
   Net investment income...............       --           --            --         --            --
   Purchases...........................       --        4,925       293,387     69,250            --
   Sales...............................       --           --            --    (55,769)           --
   Issuances...........................       --           --            --         --      (312,883)
   Settlements.........................       --            6            --         --            --
   Transfers into Level 3 (2)..........       --           --            --         --            --
   Transfers out of Level 3 (2)........       (4)          --            --         --            --
                                          ------     --------    ----------   --------   -----------
Fair Value, end of period
  assets/(liabilities).................   $2,111     $  1,614    $1,451,411   $243,908    (1,593,513)
                                          ======     ========    ==========   ========   ===========
Unrealized gains (losses) for the
  period relating to those Level 3
  assets that were still held at
  the end of the period (3):
     Included in earnings:.............
       Realized investment gains
         (losses), net.................   $   --     $ (3,922)   $  300,008   $     --      (397,247)
       Asset management fees and
         other income..................   $   --     $     29    $       --   $     --            --
       Interest credited to
         policyholders' account
         balances......................   $   --     $     --    $       --   $  9,201            --

                         PRUCO LIFE INSURANCE COMPANY

                                                                   THREE MONTHS ENDED SEPTEMBER 30, 2011
                                                ---------------------------------------------------------------------------
                                                                                             FIXED
                                                                                          MATURITIES,
                                                                                           AVAILABLE
                                                    FIXED         FIXED         FIXED         FOR
                                                 MATURITIES,   MATURITIES,   MATURITIES     SALE -                 TRADING
                                                AVAILABLE FOR AVAILABLE FOR AVAILABLE FOR COMMERCIAL    EQUITY     ACCOUNT
                                                 SALE - U.S.     SALE -     SALE - ASSET-  MORTGAGE-  SECURITIES,  ASSETS -
                                                  TREASURY      CORPORATE      BACKED       BACKED     AVAILABLE    EQUITY
                                                 SECURITIES    SECURITIES    SECURITIES   SECURITIES   FOR SALE   SECURITIES
                                                ------------- ------------- ------------- ----------- ----------- ----------
                                                                               (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).........................    $4,700       $ 48,015       $56,389      $ 5,019     $11,176     $   --
  Total gains (losses) (realized/unrealized):
   Included in earnings:
     Realized investment gains (losses), net...        --           (629)           (3)          --        (476)        --
     Asset management fees and other income....        --             --            --           --          --       (563)
   Included in other comprehensive income
     (loss)....................................        (2)          (762)         (725)          --         372         --
  Net investment income........................        --             34           108           --          --         --
  Purchases....................................        --             76            --           --       1,001         --
  Sales........................................        --            (11)           --           --          --         --
  Issuances....................................        --            104            --           --          --         --
  Settlements..................................        --           (887)       (3,336)          --         (98)        --
  Transfers into Level 3 (2)...................        --             --            --           --          --         --
  Transfers out of Level 3 (2).................        --        (12,955)           --       (5,019)         --         --
     Other (4).................................        --             --            --           --      (8,957)     8,957
                                                   ------       --------       -------      -------     -------     ------
Fair Value, end of period
  assets/(liabilities).........................    $4,698       $ 32,985       $52,433      $    --     $ 3,018     $8,394
                                                   ======       ========       =======      =======     =======     ======
Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
   Included in earnings:.......................
     Realized investment gains (losses), net...    $   --       $   (623)      $    (3)     $    --     $  (476)    $   --
     Asset management fees and other income....    $   --       $     --       $    --      $    --     $    --     $ (563)
     Interest credited to policyholders'
       account.................................    $   --       $     --       $    --      $    --     $    --     $   --

                                                      THREE MONTHS ENDED SEPTEMBER 30, 2011
                                                ------------------------------------------------

                                                OTHER LONG-               SEPARATE
                                                   TERM     REINSURANCE   ACCOUNT   FUTURE POLICY
                                                INVESTMENTS RECOVERABLES ASSETS (1)   BENEFITS
                                                ----------- ------------ ---------- -------------
                                                                 (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).........................    $ 200     $ (496,900)  $219,789   $   592,022
  Total gains (losses) (realized/unrealized):
   Included in earnings:
     Realized investment gains (losses), net...       69      1,327,080         39    (1,484,244)
     Asset management fees and other income....     (136)            --         --            --
     Interest credited to policyholders'
       account balances........................       --             --     (5,669)           --
   Included in other comprehensive income
     (loss)....................................       --             --         --            --
  Net investment income........................       --             --         --            --
  Purchases....................................      526         55,905     66,744       (72,086)
  Sales........................................       --             --    (60,412)           --
  Issuances....................................       --             --         --            --
  Settlements..................................       --             --         --            --
  Transfers into Level 3 (2)...................       --             --         --            --
  Transfers out of Level 3 (2).................       --             --         --            --
                                                   -----     ----------   --------   -----------
Fair Value, end of period
  assets/(liabilities).........................    $ 659     $  886,085   $220,491   $  (964,308)
                                                   =====     ==========   ========   ===========
Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
   Included in earnings:.......................
     Realized investment gains (losses), net...    $  69     $1,323,537   $     --   $(1,482,018)
     Asset management fees and other income....    $ (65)    $       --   $     --   $        --
     Interest credited to policyholders'
       account balances........................    $  --     $       --   $ (5,670)  $        --

                         PRUCO LIFE INSURANCE COMPANY

                                                                     NINE MONTHS ENDED SEPTEMBER 30, 2011
                                                ------------------------------------------------------------------------------
                                                                                             FIXED
                                                                 FIXED                    MATURITIES
                                                    FIXED     MATURITIES,      FIXED     AVAILABLE FOR
                                                 MATURITIES,   AVAILABLE    MATURITIES      SALE -                    TRADING
                                                AVAILABLE FOR     FOR      AVAILABLE FOR  COMMERCIAL      EQUITY      ACCOUNT
                                                   SALE -        SALE -    SALE - ASSET-   MORTGAGE-    SECURITIES,   ASSETS -
                                                U.S. TREASURY  CORPORATE      BACKED        BACKED     AVAILABLE FOR   EQUITY
                                                 SECURITIES    SECURITIES   SECURITIES    SECURITIES       SALE      SECURITIES
                                                ------------- ------------ ------------- ------------- ------------- ----------
                                                                                (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).........................    $   --      $   49,050    $ 59,770      $     --     $     1,792    $   --
  Total gains (losses) (realized/unrealized):
   Included in earnings:
     Realized investment gains (losses), net...        --          (2,330)        803            --          (2,918)       --
     Asset management fees and other income....        --              --          --            --              --      (563)
   Included in other comprehensive income
     (loss)....................................        (2)         (1,006)       (316)           --           2,809        --
  Net investment income........................        --             182         706            --              --        --
  Purchases....................................     4,700           7,491      11,089         5,019           1,696        --
  Sales........................................        --            (672)     (8,160)           --              --        --
  Issuances....................................        --             781          --            --              --        --
  Settlements..................................        --         (13,756)     (7,494)           --             (99)       --
  Transfers into Level 3 (2)...................        --          10,444          --            --           8,695        --
  Transfers out of Level 3 (2).................        --         (17,199)     (3,965)       (5,019)             --        --
  Other (4)....................................        --              --          --            --          (8,957)    8,957
                                                   ------      ----------    --------      --------     -----------    ------
Fair Value, end of period
  assets/(liabilities).........................    $4,698      $   32,985    $ 52,433      $     --     $     3,018    $8,394
                                                   ======      ==========    ========      ========     ===========    ======
Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
   Included in earnings:.......................
     Realized investment gains (losses), net...    $   --      $   (4,319)   $    (10)     $     --     $    (2,918)   $   --
     Asset management fees and other income....    $   --      $       --    $     --      $     --     $        --    $ (563)
     Interest credited to policyholders'
       account balances........................    $   --      $       --    $     --      $     --     $        --    $   --

                                                                NINE MONTHS ENDED SEPTEMBER 30, 2011
                                                -------------------------------------------------------------------
                                                OTHER LONG -                               SEPARATE
                                                    TERM      REINSURANCE                   ACCOUNT    FUTURE POLICY
                                                 INVESTMENTS  RECOVERABLES OTHER ASSETS   ASSETS (1)     BENEFITS
                                                ------------- ------------ ------------- ------------- -------------
                                                                           (IN THOUSANDS)
Fair Value, beginning of period
  assets/(liabilities).........................    $   --      $ (373,001)   $ 24,278      $198,451     $   452,822
  Total gains or (losses)
   (realized/unrealized):......................
   Included in earnings:.......................
     Realized investment gains (losses), net...       269       1,096,659          --           387      (1,224,031)
     Asset management fees and other income....      (136)             --          --            --              --
     Interest credited to policyholder
       account balances........................        --              --          --         4,321              --
   Included in other comprehensive income
     (loss)....................................        --              --         (55)           --              --
  Net investment income........................        --              --          --            --              --
  Purchases....................................       526         162,427         430        77,744              --
  Sales........................................        --              --          --       (60,412)             --
  Issuances....................................        --              --          --            --        (193,099)
  Settlements..................................        --              --          (2)           --              --
  Transfers into Level 3 (2)...................        --              --          --            --              --
  Transfers out of Level 3 (2).................        --              --     (24,651)           --              --
                                                   ------      ----------    --------      --------     -----------    ------
Fair Value, end of period
  assets/(liabilities).........................    $  659      $  886,085    $     --      $220,491     $  (964,308)
                                                   ======      ==========    ========      ========     ===========    ======
Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
   Included in earnings:.......................
     Realized investment gains (losses), net...    $  244      $1,093,402    $     --      $     --     $(1,220,003)
     Asset management fees and other income....    $ (136)     $       --    $     --      $     --     $        --
     Interest credited to policyholders'
       account balances........................    $   --      $       --    $     --      $  4,321     $        --

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Unaudited Interim Consolidated Statements of Financial Position.
(2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Other primarily represents reclasses of certain assets between reporting categories.

                         PRUCO LIFE INSURANCE COMPANY

TRANSFERS - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that cannot be validated) for which information from third party pricing services (that can be validated) was previously utilized. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate. Other significant transfers into and/or out of Level 3 are discussed below:

For the nine months ended September 30, 2011 the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets.

During the same period, the pricing and valuation methodology related to an affiliated bond reported in Other Assets totaled $24.7 million was re-evaluated and subsequently updated to utilize observable inputs and transferred out of Level 3. Corporate Securities totaled $12.9 million transferred out of Level 3, resulting from the Company's ongoing monitoring of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                        SEPTEMBER 30, 2012                    DECEMBER 31, 2011
                                        --------------------------------------------------- ---------------------
                                                                                  CARRYING              CARRYING
                                                       FAIR VALUE                AMOUNT (1) FAIR VALUE   AMOUNT
                                        ---------------------------------------- ---------- ---------- ----------
                                        LEVEL 1  LEVEL 2    LEVEL 3     TOTAL      TOTAL      TOTAL      TOTAL
                                        ------- ---------- ---------- ---------- ---------- ---------- ----------
                                                          (IN THOUSANDS)
ASSETS:
   Commercial mortgage and other
     loans............................. $    -- $       -- $1,604,592 $1,604,592 $1,453,351 $1,543,968 $1,406,492
   Policy loans........................      --         --  1,453,970  1,453,970  1,072,424  1,401,354  1,050,878
   Cash................................  58,954         --         --     58,954     58,954     53,345     53,345
   Accrued investment income...........      --     85,526         --     85,526     85,526     86,020     86,020
   Other assets........................      --     60,511         --     60,511     59,951     37,005     36,065
                                        ------- ---------- ---------- ---------- ---------- ---------- ----------
       TOTAL ASSETS.................... $58,954 $  146,037 $3,058,562 $3,263,553 $2,730,206 $3,121,692 $2,632,800
                                        ======= ========== ========== ========== ========== ========== ==========

LIABILITIES:
   Policyholders' Account Balances -
     Investment Contracts.............. $    -- $  709,424 $   54,299 $  763,723 $  766,910 $  673,673 $  677,316
   Cash collateral for loaned
     securities........................      --     56,129         --     56,129     56,129    153,651    153,651
   Securities sold under agreement to
     repurchase........................      --         --         --          0         --     40,491     40,491
   Short-term debt.....................      --    276,567         --    276,567    275,923    128,766    129,000
   Long-term debt......................      --  1,510,936         --  1,510,936  1,438,000  1,199,488  1,172,000
   Other liabilities...................      --    217,792         --    217,792    217,792    191,818    191,818
                                        ------- ---------- ---------- ---------- ---------- ---------- ----------
   TOTAL LIABILITIES................... $    -- $2,770,848 $   54,299 $2,825,147 $2,754,754 $2,387,887 $2,364,276
                                        ======= ========== ========== ========== ========== ========== ==========

(1)Carrying values presented herein differ from those in the Company's Unaudited Interim Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

                         PRUCO LIFE INSURANCE COMPANY

The fair values presented above for those financial instruments have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

COMMERCIAL MORTGAGE AND OTHER LOANS

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

POLICY LOANS

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

CASH, ACCRUED INVESTMENT INCOME AND OTHER ASSETS

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in other assets is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

POLICYHOLDERS' ACCOUNT BALANCES - INVESTMENT CONTRACTS

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

CASH COLLATERAL FOR LOANED SECURITIES

This represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase below. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company receives collateral for selling securities under agreements to repurchase or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

SHORT-TERM AND LONG-TERM DEBT

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

OTHER LIABILITIES

Other liabilities are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

                         PRUCO LIFE INSURANCE COMPANY

5. DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS AND DERIVATIVE STRATEGIES

INTEREST RATE CONTRACTS

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

EQUITY CONTRACTS

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

FOREIGN EXCHANGE CONTRACTS

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

CREDIT CONTRACTS

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

EMBEDDED DERIVATIVES

The Company sells variable annuity contracts that include certain optional living benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 7, and are recorded in "Realized investment gains (losses), net."

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $1,594 million and $913 million as of September 30, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was an asset of $1,451 million and $869 million as of September 30, 2012 and December 31, 2011, respectively.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Some of the Company's universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance agreement contains an embedded derivative related to the interest rate risk of the reinsurance contract. Interest sensitivity can result in mark-to-market changes in the value of the underlying contractual guarantees, as well as actual activity related to premium and benefits. In third quarter 2011, the Company amended this reinsurance agreement resulting in a recapture of a portion of the no-lapse guarantee provision effective July 1, 2011.

                         PRUCO LIFE INSURANCE COMPANY

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                     SEPTEMBER 30, 2012                 DECEMBER 31, 2011
                             ---------------------------------  --------------------------------
                              NOTIONAL   FAIR VALUE              NOTIONAL  FAIR VALUE
PRIMARY UNDERLYING             AMOUNT      ASSETS   LIABILITIES   AMOUNT     ASSETS   LIABILITIES
------------------           ----------- ---------- ----------- ---------- ---------- -----------
                                                        (IN THOUSANDS)
QUALIFYING HEDGES
CURRENCY/INTEREST RATE
Currency Swaps.............. $    88,465  $  3,691   $   (886)  $   60,507  $  3,500   $   (865)
                             -----------  --------   --------   ----------  --------   --------
TOTAL QUALIFYING HEDGES..... $    88,465  $  3,691   $   (886)  $   60,507  $  3,500   $   (865)
                             ===========  ========   ========   ==========  ========   ========
NON-QUALIFYING HEDGES
INTEREST RATE
Non-Currency Swaps.......... $ 1,599,400  $127,021   $ (7,729)  $  766,900  $ 98,500   $ (2,110)
CURRENCY
Forwards....................       5,655        61         (2)       7,273        37       (108)
CREDIT
Credit Default Swaps........      14,275       621       (917)      73,000       203       (667)
CURRENCY/INTEREST RATE
Currency Swaps..............      47,820     2,609     (1,580)      52,236     2,522     (1,502)
EQUITY
Equity Non-Currency Swaps...     372,103     1,963     (8,610)     137,175        --     (4,680)
Equity Options..............  22,373,022    89,364    (48,909)   7,956,521    75,945    (47,680)
                             -----------  --------   --------   ----------  --------   --------
TOTAL NON-QUALIFYING HEDGES.  24,412,275   221,639    (67,747)   8,993,105   177,207    (56,747)
                             ===========  ========   ========   ==========  ========   ========
TOTAL DERIVATIVES (1)....... $24,500,740  $225,330   $(68,633)  $9,053,612  $180,707   $(57,612)
                             ===========  ========   ========   ==========  ========   ========

(1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $1,617 million and a liability $948 million as of September 30, 2012 and December 31, 2011, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

CASH FLOW HEDGES

The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                     THREE MONTHS ENDED SEPTEMBER 30, 2012
                                 ---------------------------------------------
                                                                   ACCUMULATED
                                    REALIZED       NET                OTHER
                                   INVESTMENT   INVESTMENT OTHER  COMPREHENSIVE
                                 GAINS/(LOSSES)   INCOME   INCOME   INCOME(1)
                                 -------------- ---------- ------ -------------
                                                 (IN THOUSANDS)
 QUALIFYING HEDGES
 CASH FLOW HEDGES
    Currency/Interest Rate......   $     997       $221     $14      $(1,802)
                                   ---------       ----     ---      -------
    Total qualifying hedges.....         997        221      14       (1,802)
                                   ---------       ----     ---      -------
 NON-QUALIFYING HEDGES
    Interest Rate...............      (3,659)        --      --           --
    Currency....................        (176)        --      --           --
    Currency/Interest Rate......      (1,014)        --       1           --
    Credit......................         (77)        --      --           --
    Equity......................     (31,204)         -       -            -
    Embedded Derivatives........    (105,019)        --      --           --
                                   ---------       ----     ---      -------
    Total non-qualifying hedges.    (141,149)        --       1           --
                                   ---------       ----     ---      -------
    TOTAL.......................   $(140,152)      $221     $15      $(1,802)
                                   =========       ====     ===      =======

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                         PRUCO LIFE INSURANCE COMPANY

                                      NINE MONTHS ENDED SEPTEMBER 30, 2012
                                   ------------------------------------------
                                    REALIZED                     ACCUMULATED
                                   INVESTMENT    NET                OTHER
                                     GAINS/   INVESTMENT OTHER  COMPREHENSIVE
                                    (LOSSES)    INCOME   INCOME   INCOME(1)
                                   ---------- ---------- ------ -------------
                                                 (IN THOUSANDS)
   QUALIFYING HEDGES
   CASH FLOW HEDGES
      Currency/Interest Rate...... $   1,001     $492     $67        $76
                                   ---------     ----     ---        ---
      Total qualifying hedges.....     1,001      492      67         76
                                   ---------     ----     ---        ---
   NON-QUALIFYING HEDGES
      Interest Rate...............    24,602       --      --         --
      Currency....................      (161)      --      --         --
      Currency/Interest Rate......      (216)      --      23         --
      Credit......................      (644)      --      --         --
      Equity......................   (61,222)      --      --         --
      Embedded Derivatives........  (117,731)      --      --         --
                                   ---------     ----     ---        ---
      Total non-qualifying hedges.  (155,372)      --      23         --
                                   ---------     ----     ---        ---
      TOTAL....................... $(154,371)    $492     $90        $76
                                   =========     ====     ===        ===

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                                     THREE MONTHS ENDED SEPTEMBER 30, 2011
                                   ------------------------------------------
                                    REALIZED                     ACCUMULATED
                                   INVESTMENT    NET                OTHER
                                     GAINS/   INVESTMENT OTHER  COMPREHENSIVE
                                    (LOSSES)    INCOME   INCOME   INCOME(1)
                                   ---------- ---------- ------ -------------
                                                 (IN THOUSANDS)
   QUALIFYING HEDGES
   CASH FLOW HEDGES
      Currency/Interest Rate......  $     --     $44      $39      $3,663
                                    --------     ---      ---      ------
      Total qualifying hedges.....        --      44       39       3,663
                                    --------     ---      ---      ------
   NON-QUALIFYING HEDGES
      Interest Rate...............    70,919      --       --          --
      Currency....................       661      --       --          --
      Currency/Interest Rate......     3,901      --       --          --
      Credit......................       912      --       --          --
      Equity......................    16,497      --       --          --
      Embedded Derivatives........   109,257      --       --          --
                                    --------     ---      ---      ------
      Total non-qualifying hedges.   202,147      --       --          --
                                    --------     ---      ---      ------
      TOTAL.......................  $202,147     $44      $39      $3,663
                                    ========     ===      ===      ======

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                         PRUCO LIFE INSURANCE COMPANY

                                    NINE MONTHS ENDED SEPTEMBER 30, 2011
                                 ------------------------------------------
                                  REALIZED                     ACCUMULATED
                                 INVESTMENT    NET                OTHER
                                   GAINS/   INVESTMENT OTHER  COMPREHENSIVE
                                  (LOSSES)    INCOME   INCOME   INCOME(1)
                                 ---------- ---------- ------ -------------
                                               (IN THOUSANDS)
    QUALIFYING HEDGES
    CASH FLOW HEDGES
       Currency/Interest Rate...  $     --     $184     $(57)    $1,055
                                  --------     ----     ----     ------
       Total qualifying hedges..        --      184      (57)     1,055
                                  --------     ----     ----     ------
    NON-QUALIFYING HEDGES
       Interest Rate............    81,333       --       --         --
       Currency.................       259       --       --         --
       Currency/Interest Rate...     1,408       --       --         --
       Credit...................       747       --       --         --
    Equity......................    13,244       --       --         --
    Embedded Derivatives........   127,311       --       --         --
                                  --------     ----     ----     ------
    Total non-qualifying hedges.   224,302       --       --         --
                                  --------     ----     ----     ------
    TOTAL.......................  $224,302     $184     $(57)    $1,055
                                  ========     ====     ====     ======

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the three and nine months ended September 30, 2012, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                      (in thousands)
                                                                                      --------------
Balance, December 31, 2011...........................................................    $ 2,523
Net deferred gains (losses) on cash flow hedges from January 1 to September 30, 2012.      1,635
Amount reclassified into current period earnings.....................................     (1,559)
                                                                                         -------
Balance, September 30, 2012..........................................................    $ 2,599
                                                                                         =======

As of September 30, 2012 the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Unaudited Interim Consolidated Statements of Equity.

CREDIT DERIVATIVES WRITTEN

The Company wrote credit derivatives under which the Company was obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, was $0 million and $58 million notional of credit default swap ("CDS") selling protection with an associated fair value of $0 million, at September 30, 2012 and December 31, 2011, respectively. These credit derivatives generally had maturities of less than 5 years and consisted of corporate securities within the finance industry. At December 31, 2011, the underlying credits had an NAIC designation rating of 1.

The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated other comprehensive income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these interests was $63 million and $85 million at September 30, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $24 million and $35 million at September 30, 2012 and December 31, 2011, respectively.

                         PRUCO LIFE INSURANCE COMPANY

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of September 30, 2012 and December 31, 2011, the Company had $14 million and $15 million of outstanding notional amounts, respectively, reported at fair value as a liability of less than $1 million, respectively.

COUNTERPARTY CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions. Generally, the credit exposure of the Company's OTC derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC or "PGF", related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 8.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

6. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

COMMITMENTS

The Company has made commitments to fund $39 million of commercial loans as of September 30, 2012. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $50 million as of September 30, 2012.

CONTINGENT LIABILITIES

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

LITIGATION AND REGULATORY MATTERS

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not

                         PRUCO LIFE INSURANCE COMPANY
reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of September 30, 2012, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In June 2012, the company filed a motion to dismiss the complaint.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In April, 2012, the Company filed a motion to dismiss the complaint. In September 2012, the complaint was withdrawn without prejudice.

In October 2012, the State of West Virginia, through its State Treasurer, filed a lawsuit, State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company, in the Circuit Court of Putnam County, West Virginia. The complaint alleges violations of the West Virginia Uniform Unclaimed Property Fund Act by failing to properly identify and report all unclaimed insurance policy proceeds which should either be paid to beneficiaries or escheated to West Virginia. The complaint seeks to examine the records of Prudential Insurance to determine compliance with the West Virginia Uniform Unclaimed Property Fund Act, and to assess penalties and costs in an undetermined amount.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and
(3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

In December 2010, a purported state-wide class action complaint, Phillips v. Prudential Financial, Inc., was filed in the Circuit Court of the First Judicial Circuit, Williamson County, Illinois. The complaint makes claims of breach of contract, breaches of fiduciary duty, and violation of Illinois law on behalf of a class of Illinois residents whose death benefits were settled by retained assets accounts and seeks damages and disgorgement of profits. In January 2011, the case was removed to the United States District Court for the Southern District of Illinois. In March 2011, the complaint was amended to drop Prudential Financial as a defendant and add the Company as a defendant. The matter is now captioned Phillips v. Prudential Insurance and Pruco Life Insurance Company. In April 2011, a motion to dismiss the amended complaint was filed. In November 2011, the complaint was dismissed and the dismissal appealed in December 2011.

In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for

                         PRUCO LIFE INSURANCE COMPANY
such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

7. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Insurance, Prudential Life Insurance Company of Taiwan Inc., or "Prudential of Taiwan", Prudential Arizona Reinsurance Captive Company, or "PARCC", Universal Prudential Arizona Reinsurance Company, or "UPARC", Prudential Arizona Reinsurance Universal Company, or "PAR U", Pruco Re, Prudential Arizona Reinsurance III Company, or "PAR III", and Prudential Arizona Reinsurance Term Company, or "PAR TERM", in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 8.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 8.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) for the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                    THREE MONTHS ENDED      NINE MONTHS ENDED
                                                                      SEPTEMBER 30,           SEPTEMBER 30,
                                                                  ---------------------  ----------------------
                                                                     2012       2011        2012        2011
                                                                  ---------  ----------  ----------  ----------
                                                                                  (IN THOUSANDS)
Premiums......................................................... $ 303,993  $  284,368  $  882,716  $  836,290
Reinsurance ceded................................................  (286,915)   (268,239)   (834,378)   (786,604)
                                                                  ---------  ----------  ----------  ----------
   Premiums...................................................... $  17,078  $   16,129  $   48,338  $   49,686
                                                                  =========  ==========  ==========  ==========
Direct policy charges and fees................................... $ 615,502  $  320,361  $1,501,680  $1,046,372
Reinsurance ceded................................................  (182,585)    (75,542)   (396,777)   (225,385)
                                                                  ---------  ----------  ----------  ----------
   Policy charges and fees....................................... $ 432,917  $  244,819  $1,104,903  $  820,987
                                                                  =========  ==========  ==========  ==========
Policyholders' benefits ceded.................................... $ 171,917  $  198,156  $  625,630  $  567,112
Realized capital gains (losses) net, associated with derivatives. $ 292,455  $1,600,752  $  252,027  $1,354,597

Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company also entered into an agreement with UPARC (See Note 8) to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See
Note 5 for additional information related to the accounting for embedded derivatives.

                         PRUCO LIFE INSURANCE COMPANY

Reinsurance recoverables included in the Company's Unaudited Interim Consolidated Statements of Financial Position as of September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Domestic life insurance-affiliated.......  $4,407,120    $3,876,626
      Domestic individual annuities-affiliated.   1,451,839       869,159
      Domestic life insurance-unaffiliated.....       5,484          (658)
      Taiwan life insurance-affiliated.........   1,084,165       983,989
                                                 ----------    ----------
                                                 $6,948,608    $5,729,116
                                                 ==========    ==========

Substantially all reinsurance contracts are with affiliates as of September 30, 2012 and December 31, 2011. These contracts are described further in Note 8.

The gross and net amounts of life insurance face amount in force as of September 30, 2012 and 2011 were as follows:

                                               SEPTEMBER 30,  SEPTEMBER 30,
                                                   2012           2011
                                               -------------  -------------
                                                      (IN THOUSANDS)
    Gross life insurance face amount in force. $ 599,133,554  $ 561,997,354
    Reinsurance ceded.........................  (543,199,086)  (510,779,360)
                                               -------------  -------------
    Net life insurance face amount in force... $  55,934,468  $  51,217,994
                                               =============  =============

8. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

EXPENSE CHARGES AND ALLOCATIONS

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for the third quarter of 2012 and 2011, and less than $1 million for the nine months ended September 30, 2012 and 2011. The expense charged to the Company for the deferred compensation program was $2 million and $1 million for the third quarter of 2012 and 2011, respectively, and $5 million and $5 million for the nine months ended September 30, 2012 and 2011, respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $4 million and $5 million for the third quarter of 2012 and 2011, respectively, and $13 million and $13 million for the nine months ended September 30, 2012 and 2011, respectively.

Prudential Insurance sponsors voluntary savings plans for its employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $2 million in the third quarter of 2012 and 2011, and $6 million for the nine months ended September 30, 2012 and 2011.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

CORPORATE OWNED LIFE INSURANCE

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,332 million at September 30, 2012 and $2,134 million at December 31, 2011. Fees related to these COLI policies were $9 million and $8 million for the third quarter of 2012 and 2011, respectively, and $26 million and $24 million for the first nine months of 2012 and 2011, respectively. The Company retains the majority of the mortality risk associated with these COLI policies.

                         PRUCO LIFE INSURANCE COMPANY

REINSURANCE WITH AFFILIATES

UPARC

Through June 30, 2011 the Company, excluding its subsidiaries, reinsured its universal protector policies having no-lapse guarantees with an affiliated company, UPARC. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective July 1, 2011, the agreement between the Company and UPARC to reinsure its universal protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. Policies with effective dates January 1, 2011 or later are reinsured with UPARC under the terms described in the previous paragraph. The settlement of the recapture premium occurred on October 31, 2011. As a result, the recapture premium was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within UPARC. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. The affiliated asset transfers which occurred in settlement of the recapture premium are described below under "Affiliated Asset Transfers."

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Reinsurance recoverables.................    $26,311      $21,474
      Other liabilities (reinsurance payables).      5,017        4,247

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                         THREE MONTHS ENDED NINE MONTHS ENDED
                                           SEPTEMBER 30,      SEPTEMBER 30,
                                         -----------------  -----------------
                                           2012     2011      2012      2011
                                         -------  --------  --------  -------
                                                    (IN THOUSANDS)
 Policy charges and fee income.......... $(8,868) $ 27,267  $(27,136) (13,894)
 Policyholders' benefits................   6,198   (24,985)   19,366    8,743
 Realized investment gains (losses) net.  (5,099)  350,593   (12,137) 343,292

PAR U

Effective July 1, 2011, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 70% of all the risks associated with its universal protector policies having no lapse guarantees as well as its universal plus policies, with effective dates prior to January 1, 2011. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $2,447 million less a ceding allowance of $1,439 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on October 31, 2011 and was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from both an asset portfolio within the Company, as well as an asset portfolio within UPARC. The affiliated asset transfers which occurred in settlement of the initial reinsurance premium are described below under "Affiliated Asset Transfers."

Effective July 1, 2012, the Company's wholly owned subsidiary, PLNJ, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal protector and universal plus policies. PLNJ is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $359 million less a ceding allowance of $194 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on September 28, 2012 and was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within the PLNJ. The affiliated asset transfers which occurred in settlement of the initial reinsurance premium are described under "Affiliated Asset Transfers."

                         PRUCO LIFE INSURANCE COMPANY

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                  SEPTEMBER 30, DECEMBER 31,
                                                      2012          2011
                                                  ------------- ------------
                                                        (IN THOUSANDS)
    Reinsurance recoverables.....................  $1,561,160    $1,356,705
    Policy loans.................................     (54,192)      (36,556)
    Deferred policy acquisition costs............     (16,091)     (127,726)
    Other liabilities (reinsurance payables) (1).     168,608       153,688

(1)Includes the unamortized portion of the deferred gain arising from the coinsurance agreement between the Company, excluding its subsidiaries, and PAR U of $109 million and $132 million as of September 30, 2012 and December 31, 2011, respectively and the unamortized portion of the deferred gain arising from the coinsurance agreement between the Company's wholly owned subsidiary, PLNJ, and PAR U of $22 million as of September 30, 2012.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                         THREE MONTHS ENDED   NINE MONTHS ENDED
                                                                           SEPTEMBER 30,        SEPTEMBER 30,
                                                                        -------------------  -------------------
                                                                           2012      2011       2012      2011
                                                                        ---------  --------  ---------  --------
                                                                           (IN THOUSANDS)
Policy charges and fee income.......................................... $(123,630) $(57,369) $(214,709) $(57,369)
Net investment income..................................................      (378)     (239)      (956)     (239)
Other income...........................................................    15,853        --     23,883        --
Interest credited to policyholders' account balance....................    13,906    11,747     37,479    11,747
Policyholders' benefits................................................    34,173    44,212     79,435    44,212
Reinsurance expense allowances, net of capitalization and amortization.    76,865     8,558    101,946     8,558

PARCC

The Company reinsures 90% of the risk under its term life insurance policies, with effective dates prior to January 1, 2010, exclusive of My Term, Return of Premium Term Life, or "ROP Term Life", issued through its life insurance subsidiary, and those reinsured by PAR III (see below) through an automatic coinsurance agreement with PARCC. Effective July 1, 2012, the agreement between the Company, excluding its subsidiaries, and PARCC was amended to include reinsurance of 90% of the risk under its ROP term life insurance policies with effective dates in 2009 which were previously reinsured with PAR III, as discussed below. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Reinsurance recoverables.................  $2,222,056    $2,063,795
      Deferred policy acquisition costs........    (600,243)     (624,214)
      Other liabilities (reinsurance payables).      54,525        55,106

                         PRUCO LIFE INSURANCE COMPANY

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                         THREE MONTHS ENDED     NINE MONTHS ENDED
                                                                            SEPTEMBER 30,         SEPTEMBER 30,
                                                                        --------------------  --------------------
                                                                           2012       2011       2012       2011
                                                                        ---------  ---------  ---------  ---------
                                                                                      (IN THOUSANDS)
Premiums............................................................... $(172,820) $(183,587) $(517,430) $(549,491)
Policyholders' benefits................................................   128,778    144,842    457,087    477,812
Reinsurance expense allowances, net of capitalization and amortization.    30,834     37,032    101,024    106,040

PAR TERM

The Company reinsures 95% of the risk under its term life insurance policies with effective dates on or after January 1, 2010, exclusive of My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Reinsurance recoverables.................   $ 418,784    $ 247,799
      Deferred policy acquisition costs........    (443,046)    (307,529)
      Other liabilities (reinsurance payables).      30,433       24,428

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                        THREE MONTHS ENDED    NINE MONTHS ENDED
                                                                           SEPTEMBER 30,        SEPTEMBER 30,
                                                                        ------------------  --------------------
                                                                          2012      2011       2012       2011
                                                                        --------  --------  ---------  ---------
                                                                                     (IN THOUSANDS)
Premiums............................................................... $(95,372) $(62,694) $(273,433) $(171,764)
Policyholders' benefits................................................   73,901    45,651    223,539    120,296
Reinsurance expense allowances, net of capitalization and amortization.   20,063    13,451     54,986     30,181

PAR III

Through June 30, 2012 the Company, excluding its subsidiaries, reinsured 90% of the risk under its ROP term life insurance policies with effective dates in 2009 through an automatic coinsurance agreement with PAR III. Effective July 1, 2012, business reinsured under this automatic coinsurance agreement was recaptured and subsequently reinsured with PARCC, as discussed above.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Reinsurance recoverables.................      $--        $ 7,510
      Deferred policy acquisition costs........       --         (4,165)
      Other liabilities (reinsurance payables).       --            247

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                        THREE MONTHS ENDED NINE MONTHS ENDED
                                                                         SEPTEMBER 30,       SEPTEMBER 30,
                                                                        -----------------  ----------------
                                                                          2012      2011     2012     2011
                                                                         -------   -----   -------  -------
                                                                                 (IN THOUSANDS)
Premiums............................................................... $ 3,064    $(873)  $ 1,622  $(2,378)
Policyholders' benefits................................................  (7,147)     582    (5,804)   1,687
Reinsurance expense allowances, net of capitalization and amortization.   4,091      274     4,579      705

                         PRUCO LIFE INSURANCE COMPANY

PRUDENTIAL INSURANCE

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2011, the Company recaptured a portion of this reinsurance agreement related to its universal policies having effective dates prior to January 1, 2011. The Company now reinsures these risks with PAR U as discussed above. Effective July 1, 2012 the Company's wholly owned subsidiary, PLNJ, recaptured a portion of this agreement related to its universal life policies and now reinsures these risks with PAR U as discussed above. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                SEPTEMBER 30, DECEMBER 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (IN THOUSANDS)
      Reinsurance recoverables.................   $172,411      $172,542
      Other liabilities (reinsurance payables).     17,536        21,266

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                   THREE MONTHS ENDED    NINE MONTHS ENDED
                                      SEPTEMBER 30,        SEPTEMBER 30,
                                   ------------------  --------------------
                                     2012      2011       2012       2011
                                   --------  --------  ---------  ---------
    Premiums...................... $ (4,001) $ (3,557) $ (11,028) $ (10,214)
    Policy charges and fee income.  (47,393)  (43,057)  (152,169)  (151,711)
    Policyholders' benefits.......   46,650    57,020    174,947    170,364

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract. The Company is not relieved of its primary obligation to the policyholders as a result of this agreement.

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                        SEPTEMBER 30, DECEMBER 31,
                                            2012          2011
                                        ------------- ------------
                                              (IN THOUSANDS)
              Reinsurance recoverables.    $6,398        $6,800

Reinsurance amounts included in the Company's Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                         THREE MONTHS   NINE MONTHS
                                           ENDED           ENDED
                                         SEPTEMBER 30, SEPTEMBER 30,
                                         ------------- -------------
                                         2012   2011    2012   2011
                                         ----   ----   ------ ------
                                             (IN THOUSANDS)
                Policyholders' benefits. $337   $361   $1,026 $1,093

PRUCO RE

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features. The following table provides information relating to fees ceded to Pruco Re under these agreements which are included in "Realized investment (losses) gains, net" on the Unaudited Interim Consolidated Statement of Operations and Comprehensive Income for the dates indicated.

                         PRUCO LIFE INSURANCE COMPANY

                                                                     THREE MONTHS ENDED NINE MONTHS ENDED
                                                                      SEPTEMBER 30,       SEPTEMBER 30,
                                                                     ------------------ -----------------
                                                                       2012     2011      2012     2011
                                                                     --------  -------  -------- --------
                                                                               (IN THOUSANDS)
PRUCO REINSURANCE
   EFFECTIVE AUGUST 20, 2012........................................
       Highest Daily Lifetime Income 2.0 ("HDI2.0").................       --       --        --       --
       Spousal Highest Daily Lifetime Income 2.0 ("SHDI2.0")........       --       --        --       --
   EFFECTIVE JANUARY 24, 2011.......................................
       Highest Daily Lifetime Income ("HDI") (1).................... $ 34,200  $ 7,248  $ 81,370 $  9,582
       Spousal Highest Daily Lifetime Income ("SHDI") (1)...........   13,920    2,936    32,828    3,862
   EFFECTIVE BEGINNING AUGUST 24, 2009..............................
       Highest Daily Lifetime 6 Plus ("HD6+") (1)...................   34,463   29,561   102,226   81,936
       Spousal Highest Daily Lifetime 6 Plus ("SHD6+") (1)..........   16,411   14,194    48,620   38,815
   EFFECTIVE JUNE 30, 2009..........................................
       Highest Daily Lifetime 7 Plus ("HD7+").......................    4,607    4,249    13,545   12,672
       Spousal Highest Daily Lifetime 7 Plus ("SHD7+")..............    2,477    2,248     7,255    6,653
   EFFECTIVE JANUARY 28, 2008.......................................
       Highest Daily Lifetime 7 ("HD7").............................    2,865    2,771     8,536    8,221
       Spousal Highest Daily Lifetime 7 ("SHD7")....................      702      670     2,086    1,984
   EFFECTIVE MARCH 15, 2010.........................................
       Guaranteed Return Option Plus II ("GRO+ II").................      962      952     2,867    2,670
   EFFECTIVE JANUARY 28, 2008.......................................
       Highest Daily Guaranteed Return Option (" HD GRO")...........      154      153       464      457
       Highest Daily Guaranteed Return Option II ("HD GRO II" ).....      782      758     2,326    2,145
   EFFECTIVE SINCE 2006.............................................
       Highest Daily Lifetime Five ("HDLT5")........................    1,115    1,160     3,372    3,550
       Spousal Lifetime Five ("SLT5")...............................      577      588     1,743    1,834
   EFFECTIVE SINCE 2005.............................................
       Lifetime Five ("LT5") (2)....................................    3,696    3,779    11,183   11,841
                                                                     --------  -------  -------- --------
TOTAL PRUCO REINSURANCE............................................. $116,931  $71,267  $318,421 $186,222
                                                                     --------  -------  -------- --------

(1)Effective October 1, 2011, PLNJ entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of this rider.
(2)Effective August 1, 2007, the Company amended this coinsurance agreement to include the reinsurance of business sold prior to May 6, 2005 that was previously reinsured to Prudential Insurance.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $1,452 million and $869 million as of September 30, 2012 and December 31, 2011, respectively. Realized gains (losses) ceded were $298 million and $1,312 million for the third quarter of 2012 and 2011, respectively; and $264 million and $1,073 million for the first nine months of 2012 and 2011, respectively. Changes in realized gains (losses) for the third quarter of 2012 and 2011 were primarily due to changes in market conditions in the period. The asset is reflected in "Reinsurance recoverables" in the Company's Unaudited Interim Consolidated Statements of Financial Position.

TAIWAN BRANCH REINSURANCE AGREEMENT

On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to an affiliate, Prudential of Taiwan.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in US dollars.

Affiliated premiums ceded from the Taiwan coinsurance agreement were $17 million and $18 million for the third quarter of 2012 and 2011, respectively; and $51 million and $53 million for the first nine months of 2012 and 2011, respectively. Affiliated benefits ceded were $6 million and $5 million in the third quarter of 2012 and 2011, respectively, and $19 million and $16 million for the first nine months of 2012 and 2011, respectively.

Reinsurance recoverables related to the Taiwan coinsurance agreement were $1,084 million and $984 million at September 30, 2012 and December 31, 2011, respectively.

                         PRUCO LIFE INSURANCE COMPANY

DEFERRED POLICY ACQUISITION COSTS CEDED TO TERM REINSURANCE AFFILIATES

In 2009 when implementing a revision to the reinsurance treaties with PARCC, PAR TERM and PAR III, modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowance did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During second quarter 2011, the Company recorded the correction, charging $13 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

AFFILIATED ASSET ADMINISTRATION FEE INCOME

The Company participates in a revenue sharing agreement with AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $59 million and $41 million for the three months ended September 30, 2012 and 2011, respectively, and $161 million and $110 million for the nine months ended September 30, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $3 million for both the three months ended September 30, 2012 and 2011, and $8 million and $8 million for the nine months ended September 30, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Unaudited Interim Consolidated Statements of Operations and Comprehensive Income (Loss).

AFFILIATED ASSET TRANSFERS

The Company buys and sells assets to and from affiliated companies.

In December 2010, the Company purchased fixed maturity securities from affiliated companies, Prudential Annuities Life Assurance Corporation ("PALAC") and Pruco Re. The securities were purchased from PALAC, at a fair market value of $292 million, and were recorded net of OCI at an amortized cost of $257 million. The securities were purchased from Pruco Re, at a fair market value of $81 million, and were recorded net of OCI at an amortized cost of $76 million. The difference between fair market value and book value of these transfers was accounted for as a net decrease of $40 million to additional paid-in capital in 2010. During first quarter 2011, the Company recorded an out of period adjustment that reclassified the $40 million difference between book value and fair market value from additional paid-in capital to retained earnings. As part of this adjustment, a $14 million reduction to the deferred tax liability was recorded with an offset also reflected in retained earnings to record the tax effect of this activity. These adjustments were not material to any previously reported quarterly or annual financial statements.

In October 2011, the Company received fixed maturity securities from UPARC, an affiliated company, as consideration for the recapture of previously ceded business. The fair market value of the assets transferred to the Company was $350 million. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative gain of $37 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company transferred fixed maturity securities to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These securities had an amortized cost of $943 million and a fair market value of $1,006 million. The net difference between amortized cost and the fair value was $63 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $61 million reflecting changes in market values of the consideration from the effective date through settlement date.

In October 2011, the Company sold fixed maturity securities to PAR U, an affiliated company. These securities had an amortized cost of $84 million and a fair market value of $92 million. The net difference between amortized cost and fair market value was $8 million and was accounted for as a realized investment gain on the Company's financial statements.

In November 2011, the Company sold fixed maturity securities to its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $41 million and a fair market value of $45 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold commercial loans to its parent company, Prudential Insurance. These loans had an amortized cost of $19 million and a fair market value of $21 million. The difference between amortized cost and fair market value was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold fixed maturity securities to PARCC, an affiliated company. These securities had an amortized cost of $36 million and a fair market value of $38 million. The net difference between amortized cost and fair value was $2 million and was accounted for as a realized investment gain on the Company's financial statements.

                         PRUCO LIFE INSURANCE COMPANY

In April 2012, the Company purchased fixed maturity securities from its parent company, Prudential Insurance. These securities had an amortized cost of $2 million and a fair market value of $3 million. The difference between amortized cost and fair market value was accounted for as a decrease of less than $1 million to additional paid-in capital, net of taxes in 2012.

In April 2012, the Company purchased fixed maturity securities from its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $25 million and fair market value of $28 million. The difference between amortized cost and fair market value was accounted for as a decrease of $2 million to additional paid-in capital, net of taxes, in 2012.

In June 2012, the Company purchased fixed maturity securities from its parent company, Prudential Insurance. These securities had an amortized cost of $74 million and a fair market value of $91 million. The difference between amortized cost and fair market value was accounted for as a decrease of $11 million to additional paid-in capital, net of taxes in 2012.

In September 2012, the Company's wholly owned subsidiary, PLNJ, transferred fixed maturity securities and commercial mortgage loans to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These investments had an amortized cost of $142 million and a fair market value of $156 million. The net difference between amortized cost and the fair value was $14 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $5 million reflecting changes in market values of the consideration from the effective date through settlement date.

In September 2012, the Company's wholly owned subsidiary, PLNJ, transferred fixed maturity securities to its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $41 million and a fair market value of $46 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2012.

DEBT AGREEMENTS

The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. As of September 30, 2012, the Company had $276 million of short-term debt outstanding, including $114 million with Prudential Financial, $83 million with Prudential Funding LLC, and $79 million with Washington Street Investment. As of December 31, 2011, the Company had $129 million of short-term debt outstanding, including $114 million with Prudential Financial and $15 million with Prudential Funding, LLC. Total interest expense on short-term affiliated debt to the Company was $0.3 million and $0.1 million for the three months ended September 30, 2012 and 2011, respectively, and $0.8 million and $0.3 million for the nine months ended September 30, 2012 and 2011, respectively.

On December 20, 2010, the Company borrowed $650 million from Prudential Insurance. This loan has a fixed interest rate of 3.47% and matures on December 21, 2015. Total interest expense on this affiliated long-term debt was $5.6 million for both the three months ended September 30, 2012 and 2011, respectively, and $16.9 million for both the nine months ended September 30, 2012 and 2011, respectively.

On November 15, 2010, the Company borrowed $245 million from Prudential Financial. This loan has a fixed interest rate of 3.01% and matures on November 13, 2015. On December 15, 2011, the Company repaid $179 million to Prudential Financial as a partial repayment for the $245 million borrowing. The outstanding principal related to this loan was $66 million at September 30, 2012. Total interest expense on this affiliated long-term debt was $0.5 million and $1.8 million for the three months ended September 30, 2012 and 2011 respectively and $1.5 million and $5.5 million for the nine months ended September 30, 2012 and 2011, respectively.

On June 20, 2011, the Company entered into a series of five $50 million borrowings with Prudential Financial, totaling $250 million. The loans have fixed interest rates ranging from 1.08% to 3.17% and maturity dates staggered one year apart, from June 19, 2012 to June 19, 2016. On June 19, 2012 one of these borrowings became current and is now classified as short-term debt on The Unaudited Interim Consolidated Statements of Financial Position as of
September 30, 2012. On June 19, 2012 another of these borrowings was repaid in the amount of $50 million. Total interest expense on this affiliated long-term debt was $1.0 million and $1.3 million for the three months ended September 30, 2012 and 2011, respectively, and $4.0 million and $1.5 million for the nine months ended September 30, 2012 and 2011, respectively.

On December 15, 2011, the Company entered into a series of five $53 million borrowings and on December 16, 2011 five $11 million borrowings with Prudential Financial, totaling $320 million. The loans have fixed interest rates ranging from 2.08% to 3.61% and maturity dates staggered one year apart, from December 16, 2012 to December 16, 2016. On December 17, 2011 one of the $53 million borrowings became current and is now classified as short-term debt on The Unaudited Interim Consolidated Statements of Financial Position as of September 30, 2012. Total interest expense on this affiliated long-term debt was $2.3 million and $7.0 million for the three and nine months ended September 30, 2012, respectively.

On June 20, 2012, the Company entered into a series of four $79 million borrowings with Washington Street Investment, totaling $316 million. The loans have fixed interest rates ranging from 2.06% to 3.02% and maturity dates staggered one year apart, from June 15, 2014 to June 15, 2017. Total interest expense on this affiliated long-term debt was $2.0 million and $2.3 million for the three and nine months ended September 30, 2012.

DERIVATIVE TRADES

In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

                                    PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS


(1) Financial Statements of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2011; the Statements of Operations for the period ended December 31, 2011; the Statements of Changes in Net Assets for the periods ended December 31, 2011 and December 31, 2010; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2) Preliminary unaudited financial data of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2012; the Statements of Operations for the period ended December 31, 2012; the Statements of Changes in Net Assets for the periods ended December 31, 2012 and December 31, 2011; and the notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). The preliminary unaudited financial data included in this registration statement has been prepared by and is the responsibility of Prudential Life Insurance Company's management. PricewaterhouseCoopers LLP has not audited, reviewed, compiled or performed any procedures with respect to the accompanying preliminary unaudited financial data. Accordingly, PricewaterhouseCoopers LLP does not express an opinion or any other form of assurance with respect thereto.

(3) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2011 and 2010; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2011, 2010, and 2009; and the Notes to the Consolidated Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(4) Financial Statements of Pruco Life Insurance Company (Depositor) consisting of Unaudited Interim Consolidated Statements of Financial Position, as of September 30, 2012 and December 31, 2011; Unaudited Interim Consolidated Statements of Equity, nine months ended September 30, 2012 and 2011; and Unaudited Interim Consolidated Statements of Cash Flows, nine months ended September 30, 2012; and any Notes relating thereto appear in the Statement of Additional Information. (Part B of the Registration Statement).


(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 3)

(2) Agreements for custody of securities and similar investments--Not
Applicable.

(3) (a) Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). (Note 4)


(b) (1) Specimen Affiliated Insurer Amendment to Selling Agreement (Note 9)


(b) (2) List of Broker Dealers selling under original Selling Agreement. (Note
10).

(b) (3) List of Broker Dealers that executed Amendment to Selling Agreement. (Note 10)

(4) (a) Form of B, L, and X Base Contract P-BLX/IND (2/10) and Form of "C" Base Contract P-CR/IND (2/10) (including B, L, X & C schedule pages). (Note 2)

(4) (a)(1) Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2-10), P-L-DCD-IND(2/10), (P-X-DCD-IND(2/10) and (P-C-DCD-IND (2/10). (Note 9)

(b) Form of Medically Related Surrender Endorsement P-END-MRS (02/10). (Note 2)

(c) Form of Medically Related Surrender Schedule Supplement P-SCH-MRS (02/10). (Note 2)

(d) Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP (02/10). (Note 2)

(e) Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP (02/10). (Note 2)

(f) Form of Market Value Adjustment Option Rider P-RID-MVA (02/10). (Note 2)

(g) Form of Market Value Adjustment Option Rider Schedule Supplement P-SCH-MVA (02/10). (Note 2)

(h) Form of Dollar Cost Averaging Program Rider P-RID-DCA (02/10). (Note 2)

(i) Form of Dollar Cost Averaging Program Schedule Supplement P-SCH-DCA (02/10). (Note 2)

(j) Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV (02/10). (Note 2)

(k) Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV (02/10). (Note 2)

(l) Form of Combination Death Benefit Rider P-RID-HAVROLL (02/10). (Note 2)

(m) Form of Combination Death Benefit Schedule Supplement P-SCH-HAVROLL (02/10). (Note 2)

(n) Form of Individual Retirement Annuity Endorsement P-END-IRA (02/10). (Note
2)

(o) Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). (Note 2)

(p) Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). (Note 2)

(q) Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). (Note 2)

(r) Form of Highest Daily Lifetime 6 Plus Benefit Rider
(P-RID-HD6-(02/10)) (Note 2)

(s) Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-(02/10)) (Note 2)

(t) Form of Highest Daily Lifetime 6 Plus with LIA Benefit Rider
(P-RID-HD6-LIA-(02/10)) (Note 2)

(u) Form of Highest Daily Lifetime 6 Plus with LIA Schedule
(P-SCH-HD6-LIA-(02/10)) (Note 2)

(v) Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09) (Note 7)

(w) Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09) (Note 7)

(x) Form of GRO Plus II benefit rider (P-RID-GRO (02/10). (Note 2)

(y) Form of GRO Plus II benefit schedule (P-SCH-GRO (02/10). (Note 2)

(z) Form of 403(b) Annuity Endorsement (P-END-403 (2/10) (Note 2)

(aa) Form of Beneficiary Annuity Endorsement P-ENDBENE (2/10) (Note 2)

(ab) Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2/10), P-L-DCD-IND(2/10), (P-X-DCD-IND(2/10), and
(P-C-DCD-IND(2/10). (Note 9)

(ac) Form of Affiliation Credit Endorsement P-END-ACE(2/10) (Note 10)

(ad) Form of Highest Daily GRO II Benefit Schedule Supplement
(P-SCH-HDGRO(11/09)((8/10)). (Note 11)

(ae) Highest Daily Lifetime Income Benefit Rider P-RID-HD(1/11). (Note 13)

(af) Highest Daily Lifetime Income Benefit Schedule Supplement P-SCH-HD (1/11). (Note 13)

(ag) Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Rider P-RID-HD-LIA(1/11). (Note 13)

(ah) Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Schedule Supplement P-SCH-HD-LIA(1/11). (Note 13)
(ai) Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12) (Note 15)

(aj) Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-7-12) (Note 15)

(ak) Form of Highest Daily Lifetime Income Benefit 2.0 with LIA rider (P-RID-HD-LIA-7-12) (Note 15)

(al) Form of Highest Daily Lifetime Income Benefit 2.0 with LIA schedule (P-SCH-HD-LIA-7-12) (Note 15)

(am) Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB rider (P-RID-HD-HDB-7-12) (Note 15)

(an) Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB schedule (P-SCH-HD-HDB-7-12) (Note 15)


(ao) Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13) (includes schedule pages) (Note 1)

(ap) Form of Highest Daily Lifetime Income Benefit v2.1 w/HDDB rider P-RID-HD-HDB(2-13) (includes schedule pages) (Note 1)


(5) (a) Application form for the Contract P-VAA (02/10). (Note 9)

(b) Form of Application form for the Contract P-IBVAA (02/10). (Note 9)

(c) Form of Application for the Contract ORD202826 Rev (7/12). (Note 15)


(d) Form of Applications for the Contract ORD202826 Rev (2/13) and Beneficiary Contract ORD202828 Rev (2/13) (Note 1)


(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 6)

(b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7) Copy of Contract of reinsurance in connection with Variable Annuity
Contracts:

(a) Coinsurance Agreement for HD6+. (Note 10)

(b) Pruco Reinsurance Ltd. for HDI benefit filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-170466 filed April 1, 2011.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

(a) Copy of AST Fund Participation Agreement. (Note 9)

(b) Copy of Franklin Templeton Fund Participation Agreement. (Note 9)

(b) Shareholder Information Agreement (Sample Rule 22C-2) (Note 8)

(9) Opinion of Counsel. (Note 2)

(10) Written Consent of Independent Registered Public Accounting Firm. (Note 1).

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney:-

(a) Bernard J. Jacob (Note 2)

(b) Robert M. Falzon (Note 10)

(c) Robert F. O'Donnell (Note 14)

(d) Yanela C. Frias (Note 16)

(e) Kent D. Sluyter (Note 1)

(f) Richard F. Lambert (Note 1)


(Note 1) Filed herewith.

(Note 2) Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account .

(Note 5) Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 333-162673, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 8 to Registration No. 333-162673, filed December 8, 2011 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 10 to Registration No. 333-162673, filed May 14, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed July 31, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.


(Note 16) Incorporated by reference to Post-Effective Amendment No. 16 to Registration No. 333-162673, filed February 8, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (engaged directly or indirectly, in Registrant's variable annuity business):

The directors and officers of Pruco Life are listed below:


Name and Principal Business Address              Position and Offices with Depositor
-----------------------------------        -------------------------------------------------

John Chieffo                               Director
751 Broad Street
Newark, New Jersey 07102-3714

Joseph D. Emanuel                          Vice President, Chief Legal Officer,
One Corporate Drive                        and Secretary
Shelton, Connecticut 06484-6208

Robert M. Falzon                           Director and Treasurer
213 Washington Street
Newark, New Jersey 07102-2992

Yanela C. Frias                            Vice President, Director,
213 Washington Street                      Chief Accounting Officer, and
Newark, New Jersey 07102-2917              Chief Financial Officer

Sarah J. Hamid                             Senior Vice President, Chief Actuary,
751 Broad Street                           and Appointed Actuary
Newark, New Jersey 07102-3714

Bernard J. Jacob                           Director
213 Washington Street
Newark, New Jersey 07102-2992

Richard F. Lambert                         Director
751 Broad Street
Newark, New Jersey 07102-3714

James M. O'Connor                          Senior Vice President and Actuary
200 Wood Avenue South
Iselin, New Jersey 08830-2706

Robert F. O'Donnell                        Director, Chief Executive Officer, and President
One Corporate Drive
Shelton, Connecticut 06484-6208

Kent D. Sluyter                            Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2992

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account ; the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account. Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit
21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 24, 2012, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).


ITEM 27. NUMBER OF CONTRACT OWNERS: As of December 31, 2012, there were 70,503 Qualified Contract Owners of the X Series, 23,818 Non-Qualified Contract Owners of the X Series, 13,354 Qualified Contract Owners of the B Series, 53,009 Non-Qualified Contract Owners of the B Series, 85,535 Qualified Contract Owners of the L Series, 35,078 Non-Qualified Contract Owners of the L Series, and 7,013 Qualified Contract Owners of the C Series, 4,730 Non-Qualified Contract Owners of the C Series,


ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:


                                POSITIONS AND OFFICES
NAME                               WITH UNDERWRITER
-----------------------------  ------------------------
Timothy S. Cronin              Senior Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Robert Falzon                  Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Bruce Ferris                   Executive Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Yanela C. Frias                Director
751 Broad Street
Newark, New Jersey 07102-3714

George M. Gannon               President, Chief
2101 Welsh Road                Executive Officer, Chief
Dresher, Pennsylvania          Operations Officer and
19025-5001                     Director

Jacob M. Herschler             Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Patricia L. Kelley             Senior Vice President,
One Corporate Drive            Chief Compliance Officer
Shelton, Connecticut           and Director
06484-6208

Steven P. Marenakos            Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Yvonne Rocco                   Senior Vice President
213 Washington Street
Newark, New Jersey 07102-2992

Steven Weinreb                 Chief Financial Officer
213 Washington Street          and Controller
Newark, New Jersey 07102-2917

William D. Wilcox              Vice President,
One Corporate Drive            Secretary and Chief
Shelton, Connecticut           Legal Officer
06484-6208

(c) Commissions received by PAD during 2012 with respect to all individual annuities issued by Pruco Life.



                                         Net Underwriting
                                          Discounts and   Compensation on  Brokerage
Name of Principal Underwriter              Commissions      Redemption    Commissions Compensation
-----------------------------            ---------------- --------------- ----------- ------------
Prudential Annuities Distributors, Inc*.  $1,125,057,236       $-0-          $-0-         $-0-

--------
* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 13th day of February 2013.


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                       BY: PRUCO LIFE INSURANCE COMPANY
                                   DEPOSITOR

/s/ Robert F. O'Donnell
--------------------------------
Robert F. O'Donnell
President and Chief Executive
  Officer

                         PRUCO LIFE INSURANCE COMPANY
                                   DEPOSITOR

By:  /s/ Robert F. O'Donnell
     --------------------------------
     Robert F. O'Donnell
     President and Chief Executive
       Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


SIGNATURE                                             TITLE                           DATE
---------                           ------------------------------------------ -------------------
Robert F. O'Donnell*
-------------------------------     Chief Executive Officer, President and
Robert F. O'Donnell                 Director                                   February 13, 2013

Yanela C. Frias*
-------------------------------     Chief Financial Officer, Chief Accounting
Yanela C. Frias                     Officer, Vice President and Director       February 13, 2013

Kent D. Sluyter*
-------------------------------
Kent D. Sluyter                     Director                                   February 13, 2013

Robert M. Falzon*
-------------------------------
Robert M. Falzon                    Director                                   February 13, 2013

-------------------------------
John Chieffo                        Director

Bernard J. Jacob*
-------------------------------
Bernard J. Jacob                    Director                                   February 13, 2013

Richard F. Lambert*
-------------------------------
Richard F. Lambert                  Director                                   February 13, 2013


By:  /s/ Lynn K. Stone
     -------------------------
     Lynn K. Stone

* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS


b (4)(ao) Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13) (includes schedule pages P-SCH-HD(2-13)

b (4)(ap) Form of Highest Daily Lifetime Income Benefit v2.1 w/HDDB rider P-RID-HD-HDB(2-13) (includes schedule pages)

b 5 (d) Form of Applications for the Contract ORD202826 Rev (2/13) and Beneficiary Contract ORD202828 Rev (2/13)


b (10) Written Consent of Independent Registered Public Accounting Firm.


b (13) Power of Attorney

   (e) Kent D. Sluyter

   (f) Richard F. Lambert